UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree 1-3 Year Laddered Treasury Fund

Ticker: USSH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$8,587,969
  # of Portfolio Holdings25
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 1/15/2028	4.2%
U.S. Treasury Notes, 4.38%, due 7/31/2026	4.2%
U.S. Treasury Notes, 4.25%, due 2/15/2028	4.2%
U.S. Treasury Notes, 4.25%, due 12/31/2026	4.2%
U.S. Treasury Notes, 4.38%, due 7/15/2027	4.2%
U.S. Treasury Notes, 4.63%, due 6/15/2027	4.2%
U.S. Treasury Notes, 4.13%, due 1/31/2027	4.1%
U.S. Treasury Notes, 4.63%, due 6/30/2026	4.1%
U.S. Treasury Notes, 4.13%, due 2/28/2027	4.1%
U.S. Treasury Notes, 4.00%, due 12/15/2027	4.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.0%
Mutual Fund	0.3%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 1-3 Year Laddered Treasury Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: USSH

USSH - 022025

WisdomTree 7-10 Year Laddered Treasury Fund

Ticker: USIN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$3,003,440
  # of Portfolio Holdings13
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/2033	8.4%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.3%
U.S. Treasury Notes, 2.75%, due 8/15/2032	8.3%
U.S. Treasury Notes, 2.88%, due 5/15/2032	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/2033	8.3%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.2%
U.S. Treasury Notes, 4.13%, due 11/15/2032	8.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Mutual Fund	0.9%
Other Assets and Liabilities (Net)	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Laddered Treasury Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: USIN

USIN - 022025

WisdomTree Alternative Income Fund

Ticker: HYIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Alternative Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Alternative Income Fund	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$59,050,312
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Two Harbors Investment Corp.	3.3%
New York Mortgage Trust, Inc.	3.3%
Ellington Financial, Inc.	3.2%
Annaly Capital Management, Inc.	3.2%
Blackstone Mortgage Trust, Inc.	3.2%
Apollo Commercial Real Estate Finance, Inc.	3.1%
Rithm Capital Corp.	3.1%
AGNC Investment Corp.	3.0%
FS KKR Capital Corp.	3.0%
Ares Capital Corp.	3.0%

Investment Breakdown (% of Net Assets)

Common Stocks	69.1%
Closed-End Funds	30.6%
Mutual Fund	0.3%
Other Assets and Liabilities (Net)	(0.0)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Alternative Income Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: HYIN

HYIN - 022025

WisdomTree Bianco Total Return Fund

Ticker: WTBN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$54,046,125
  # of Portfolio Holdings9
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

iShares MBS ETF	35.6%
Invesco Senior Loan ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	11.7%
Vanguard Long-Term Corporate Bond ETF	11.1%
iShares 3-7 Year Treasury Bond ETF	6.5%
Vanguard Intermediate-Term Corporate Bond ETF	5.6%
Schwab Long-Term U.S. Treasury ETF	5.0%
iShares BBB Rated Corporate Bond ETF	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.1%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Mutual Fund	0.1%
Other Assets and Liabilities (Net)	(0.0)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Asset Breakdown (% of Net Assets)

Domestic Fixed Income	100.0%
Other Assets and Liabilities (Net)	(0.0)%Footnote Reference*
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bianco Total Return Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: WTBN

WTBN - 022025

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Ticker: USDU

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$347,039,062
  # of Portfolio Holdings6
  Portfolio Turnover Rate66%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.34%, due 6/17/2025	24.1%
U.S. Treasury Bills, 4.34%, due 4/17/2025	24.0%
U.S. Treasury Bills, 4.41%, due 3/6/2025	23.9%
U.S. Treasury Bills, 4.27%, due 5/8/2025	23.8%
WisdomTree Floating Rate Treasury Fund	4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.8%
Exchange-Traded Fund	4.4%
Mutual Fund	0.2%
Other Assets and Liabilities (Net)	(0.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: USDU

USDU - 022025

WisdomTree Efficient Gold Plus Equity Strategy Fund

Ticker: GDE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$11	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$59,485,364
  # of Portfolio Holdings499
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	8.3%
Apple, Inc.	6.1%
NVIDIA Corp.	5.3%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.9%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.5%
Broadcom, Inc.	1.5%

Country Breakdown (% of Net Assets)

United States	96.6%
South Korea	0.1%
Ireland	0.1%
China	0.1%
Brazil	0.1%
Other Assets and Liabilities (Net)	3.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Equity Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: GDE

GDE - 022025

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Ticker: GDMN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$15,710,226
  # of Portfolio Holdings53
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Newmont Corp.	9.8%
Agnico Eagle Mines Ltd.	8.6%
Barrick Gold Corp.	7.1%
Franco-Nevada Corp.	5.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	5.7%
Anglogold Ashanti PLC	5.4%
Kinross Gold Corp.	5.0%
Northern Star Resources Ltd.	4.7%
Wheaton Precious Metals Corp.	4.7%
Gold Fields Ltd.	4.4%

Country Breakdown (% of Net Assets)

Canada	41.7%
United States	18.9%
Australia	12.0%
South Africa	6.4%
United Kingdom	5.4%
Brazil	4.7%
China	2.5%
Burkina Faso	2.3%
Peru	1.1%
Other Countries	1.6%
Other Assets and Liabilities (Net)	3.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: GDMN

GDMN - 022025

WisdomTree Emerging Currency Strategy Fund

Ticker: CEW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$6,979,960
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.37%, due 3/13/2025	32.2%
U.S. Treasury Bills, 4.28%, due 4/10/2025	32.1%
Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	30.7%
WisdomTree Floating Rate Treasury Fund	4.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	64.3%
Repurchase Agreement	30.7%
Exchange-Traded Fund	4.3%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Currency Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: CEW

CEW - 022025

WisdomTree Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$72,369,323
  # of Portfolio Holdings161
  Portfolio Turnover Rate118%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	3.2%
OCP SA, 6.75%, due 5/2/2034	1.4%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
Ecopetrol SA, 8.88%, due 1/13/2033	1.4%
Banco de Credito del Peru SA, 3.13%, due 7/1/2030	1.4%
Sands China Ltd., 5.40%, due 8/8/2028	1.3%
InRetail Consumer, 3.25%, due 3/22/2028	1.2%
Minerva Luxembourg SA, 4.38%, due 3/18/2031	1.1%
IRB Infrastructure Developers Ltd., 7.11%, due 3/11/2032	1.1%

Country Breakdown (% of Net Assets)

Mexico	8.1%
Brazil	7.0%
Chile	6.9%
United States	6.4%
Turkey	5.8%
Peru	5.6%
South Korea	5.1%
India	5.1%
Colombia	4.8%
Other Countries	46.5%
Other Assets and Liabilities (Net)	(1.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: EMCB

EMCB - 022025

WisdomTree Emerging Markets Local Debt Fund

Ticker: ELD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$62,804,751
  # of Portfolio Holdings162
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	3.8%
International Finance Corp., 7.00%, due 7/20/2027	2.1%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.7%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2027	1.7%
Brazil Letras do Tesouro Nacional, 11.80%, due 7/1/2026	1.7%
Brazil Letras do Tesouro Nacional, 12.43%, due 1/1/2026	1.6%
International Finance Corp., 7.50%, due 1/18/2028	1.5%
China Government Bonds, 2.68%, due 5/21/2030	1.4%
Czech Republic Government Bonds, 1.20%, due 3/13/2031	1.3%
Brazil Letras do Tesouro Nacional, 12.69%, due 7/1/2025	1.3%

Country Breakdown (% of Net Assets)

Brazil	11.4%
Indonesia	11.3%
India	8.5%
Thailand	8.3%
South Africa	6.5%
China	4.9%
Poland	4.9%
Mexico	4.8%
Malaysia	4.8%
Supranational	7.6%
Other Countries	23.4%
Other Assets and Liabilities (Net)	3.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Local Debt Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: ELD

ELD - 022025

WisdomTree Enhanced Commodity Strategy Fund

Ticker: GCC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$142,874,274
  # of Portfolio Holdings4
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.30%, due 8/7/2025	77.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	6.4%
WisdomTree Bitcoin Fund	4.4%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	77.0%
Exchange-Traded Fund	8.8%
Mutual Fund	6.4%
Other Assets and Liabilities (Net)	7.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Enhanced Commodity Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: GCC

GCC - 022025

WisdomTree Floating Rate Treasury Fund

Ticker: USFR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$17,791,247,363
  # of Portfolio Holdings5
  Portfolio Turnover Rate79%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.46%, due 10/31/2026	27.2%
U.S. Treasury Floating Rate Notes, 4.44%, due 7/31/2026	27.1%
U.S. Treasury Floating Rate Notes, 4.41%, due 4/30/2026	27.1%
U.S. Treasury Floating Rate Notes, 4.35%, due 1/31/2027	18.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.0%Footnote Reference*

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.7%
Mutual FundFootnote Reference*	0.0%Footnote Reference*
Other Assets and Liabilities (Net)	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: USFR

USFR - 022025

WisdomTree Interest Rate Hedged High Yield Bond Fund

Ticker: HYZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$184,985,530
  # of Portfolio Holdings482
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.0%
Paramount Global, 6.38%, due 3/30/2062	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.6%
Sirius XM Radio LLC, 4.00%, due 7/15/2028	0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/2045	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
United Airlines, Inc., 4.63%, due 4/15/2029	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.5%
Post Holdings, Inc., 6.38%, due 3/1/2033	0.5%

Investment Breakdown (% of Net Assets)

Corporate Bonds	96.8%
Mutual Fund	1.0%
Other Assets and Liabilities (Net)	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged High Yield Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: HYZD

HYZD - 022025

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Ticker: AGZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$130,307,516
  # of Portfolio Holdings1,617
  Portfolio Turnover Rate58%
  Portfolio Turnover Rate Excluding TBA Roll Transactions22%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/2033	0.7%
U.S. Treasury Notes, 1.25%, due 9/30/2028	0.6%
U.S. Treasury Notes, 1.00%, due 7/31/2028	0.6%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.6%
U.S. Treasury Notes, 4.50%, due 3/31/2026	0.6%
U.S. Treasury Notes, 1.50%, due 11/30/2028	0.6%
Government National Mortgage Association, 5.50%, due 3/20/2055	0.5%
U.S. Treasury Notes, 0.63%, due 12/31/2027	0.5%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2055	0.5%
U.S. Treasury Notes, 4.25%, due 3/15/2027	0.5%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	43.3%
U.S. Government Agencies	25.7%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	1.6%
Supranational Bonds	1.3%
Foreign Government Obligations	1.0%
Municipal Bonds	0.7%
Others	1.1%
Other Assets and Liabilities (Net)	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: AGZD

AGZD - 022025

WisdomTree Managed Futures Strategy Fund

Ticker: WTMF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$160,955,976
  # of Portfolio Holdings4
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.29%, due 5/1/2025	80.5%
WisdomTree Floating Rate Treasury Fund	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	3.0%
WisdomTree Bitcoin Fund	2.6%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	80.5%
Exchange-Traded Fund	7.1%
Mutual Fund	3.0%
Other Assets and Liabilities (Net)	9.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Managed Futures Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: WTMF

WTMF - 022025

WisdomTree Mortgage Plus Bond Fund

Ticker: MTGP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$61,580,957
  # of Portfolio Holdings163
  Portfolio Turnover Rate81%
  Portfolio Turnover Rate Excluding TBA Roll Transactions17%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Uniform Mortgage-Backed Securities, 5.50%, due 3/1/2055	5.6%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2055	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	4.8%
Uniform Mortgage-Backed Securities, 5.00%, due 4/1/2055	4.1%
Government National Mortgage Association, 2.00%, due 10/20/2051	3.1%
Government National Mortgage Association, 5.50%, due 3/20/2055	2.8%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.6%
Federal National Mortgage Association, 2.00%, due 1/1/2052	2.4%
Federal National Mortgage Association, 2.50%, due 6/1/2052	2.4%
Government National Mortgage Association, 2.50%, due 9/20/2051	2.3%

Investment Breakdown (% of Net Assets)

U.S. Government Agencies	59.7%
Collateralized Mortgage Obligations	29.5%
Commercial Mortgage-Backed Securities	5.0%
Mutual Fund	4.8%
Collateralized Loan Obligations	2.8%
Asset-Backed Securities	2.3%
Other Assets and Liabilities (Net)	(4.1)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Mortgage Plus Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: MTGP

MTGP - 022025

WisdomTree PutWrite Strategy Fund

Ticker: PUTW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree PutWrite Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree PutWrite Strategy Fund	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$233,783,669
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.31%, due 8/7/2025	55.6%
U.S. Treasury Bills, 4.40%, due 3/6/2025	42.8%
WisdomTree Floating Rate Treasury Fund	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.4%
Exchange-Traded Fund	4.5%
Mutual Fund	1.8%
Other Assets and Liabilities (Net)	(4.7)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree PutWrite Strategy Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: PUTW

PUTW - 022025

WisdomTree Target Range Fund

Ticker: GTR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$53,956,637
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.30%, due 5/1/2025	72.7%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $495 expiring 1/16/2026	10.3%
iShares MSCI EAFE ETF, Purchased Call Option @ $64 expiring 1/16/2026	5.1%
iShares Russell 2000 ETF, Purchased Call Option @ $187 expiring 1/16/2026	3.4%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $36 expiring 1/16/2026	2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4..23%	1.9%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	72.7%
Purchased Options (Exchange-Traded)	20.9%
Mutual Fund	1.9%
Other Assets and Liabilities (Net)	4.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Target Range Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: GTR

GTR - 022025

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Ticker: UNIY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,318,008,673
  # of Portfolio Holdings6,983
  Portfolio Turnover Rate17%
  Portfolio Turnover Rate Excluding TBA Roll Transactions16%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/2026	11.1%
U.S. Treasury Bonds, 1.88%, due 2/15/2041	3.5%
U.S. Treasury Notes, 0.25%, due 10/31/2025	3.2%
U.S. Treasury Notes, 0.63%, due 8/15/2030	2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.7%
Federal National Mortgage Association, 5.00%, due 1/1/2055	0.7%
Tennessee Valley Authority, 3.50%, due 12/15/2042	0.6%
Government National Mortgage Association, 6.00%, due 9/20/2054	0.6%
U.S. Treasury Bonds, 4.75%, due 2/15/2045	0.5%
Federal National Mortgage Association, 5.50%, due 8/1/2053	0.5%

Investment Breakdown (% of Net Assets)

Corporate Bonds	40.9%
U.S. Government Obligations	25.3%
U.S. Government Agencies	19.0%
Foreign Government Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.4%
Mutual Fund	1.7%
Foreign Government Agencies	1.1%
Others	1.0%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: UNIY

UNIY - 022025

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Ticker: AGGY

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$896,578,307
  # of Portfolio Holdings2,564
  Portfolio Turnover Rate51%
  Portfolio Turnover Rate Excluding TBA Roll Transactions25%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	2.1%
Tennessee Valley Authority, 5.25%, due 9/15/2039	0.5%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.5%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.5%
U.S. Treasury Notes, 3.63%, due 8/31/2029	0.4%
U.S. Treasury Notes, 1.13%, due 8/31/2028	0.4%
U.S. Treasury Notes, 2.75%, due 4/30/2027	0.4%
U.S. Treasury Notes, 3.75%, due 12/31/2028	0.4%
U.S. Treasury Notes, 1.00%, due 7/31/2028	0.4%
U.S. Treasury Notes, 4.63%, due 4/30/2029	0.3%

Investment Breakdown (% of Net Assets)

Corporate Bonds	45.4%
U.S. Government Obligations	24.0%
U.S. Government Agencies	15.3%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	4.8%
Foreign Government Obligations	2.6%
Repurchase Agreement	2.1%
Municipal Bonds	0.2%
Foreign Government Agencies	0.2%
Other Assets and Liabilities (Net)	(1.1)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: AGGY

AGGY - 022025

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Ticker: SHAG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - February 28, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$42,805,866
  # of Portfolio Holdings1,210
  Portfolio Turnover Rate66%
  Portfolio Turnover Rate Excluding TBA Roll Transactions63%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on February 28, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 2/15/2028	6.4%
U.S. Treasury Notes, 0.50%, due 5/31/2027	5.0%
U.S. Treasury Notes, 0.25%, due 5/31/2025	4.5%
U.S. Treasury Notes, 4.00%, due 12/15/2027	3.5%
U.S. Treasury Notes, 4.13%, due 1/31/2027	2.3%
U.S. Treasury Notes, 0.75%, due 5/31/2026	2.1%
U.S. Treasury Bills, 4.33%, due 3/6/2025	1.9%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.2%
U.S. Treasury Notes, 0.63%, due 7/31/2026	1.1%
Federal National Mortgage Association, 6.25%, due 5/15/2029	0.9%

Investment Breakdown (% of Net Assets)

Corporate Bonds	44.9%
U.S. Government Obligations	31.4%
Commercial Mortgage-Backed Securities	10.2%
Asset-Backed Securities	6.8%
U.S. Government Agencies	4.2%
Foreign Government Obligations	1.4%
Foreign Government Agencies	1.0%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Semi-Annual Shareholder Report - February 28, 2025 (unaudited)

Ticker: SHAG

SHAG - 022025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., December 31, 2024) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

February 28, 2025 (unaudited)

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Alternative Income Fund (HYIN)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree PutWrite Strategy Fund (PUTW)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments (unaudited) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 95.8%
U.S. Treasury Bills – 95.8%
4.41%, 3/6/25*	$82,820,000	$82,790,908
4.34%, 4/17/25*	83,580,000	83,138,553
4.27%, 5/8/25*	83,350,000	82,706,092
4.34%, 6/17/25*	84,850,000	83,803,311
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $332,352,016)		332,438,864
	Shares
EXCHANGE-TRADED FUND – 4.4%
United States – 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $15,173,636)	301,500	15,183,540
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $822,012)	822,012	822,012
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $348,347,664)		348,444,416
Other Liabilities less Assets – (0.4)%		(1,405,354)
NET ASSETS – 100.0%		$347,039,062

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,872,655	$13,109,120	$6,805,805	$176	$7,394	$15,183,540	$232,355

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/6/2025	11,965,000	SGD	8,853,781	USD	$536	$—
Bank of America NA	3/6/2025	7,551,924	USD	10,250,000	SGD	—	(33,262)
Bank of America NA	3/6/2025	62,232	USD	2,035,000	TWD	281	—
Bank of America NA	4/7/2025	9,004,736	USD	12,150,000	SGD	—	(446)
Bank of Montreal	3/6/2025	177,865,000	CNH	24,384,918	USD	—	(641)
Bank of Montreal	3/6/2025	668,765,000	MXN	32,542,983	USD	—	(15,473)
Bank of Montreal	3/6/2025	28,302,585	USD	588,940,000	MXN	—	(342,382)
Bank of Montreal	4/7/2025	24,184,853	USD	176,080,000	CNH	365	—
Bank of Montreal	4/7/2025	32,138,526	USD	663,550,000	MXN	13,935	—
Barclays Bank PLC	3/6/2025	88,162,921	USD	84,860,000	EUR	125,380	—
Barclays Bank PLC	3/6/2025	9,809,315	USD	14,272,455,000	KRW	50,938	—
Barclays Bank PLC	3/6/2025	6,820,833	USD	224,535,000	TWD	—	(14,659)
Canadian Imperial Bank of Commerce	3/6/2025	24,265,000	AUD	15,058,869	USD	—	(2,198)
Canadian Imperial Bank of Commerce	3/6/2025	6,838,325,000	JPY	45,448,168	USD	—	(11,184)

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	4/7/2025	15,003,607	USD	24,170,000	AUD	$2,260	$—
Canadian Imperial Bank of Commerce	4/7/2025	44,382,451	USD	6,653,580,000	JPY	11,023	—
Citibank NA	3/6/2025	485,000	AUD	300,019	USD	929	—
Citibank NA	3/6/2025	1,165,000	CAD	800,694	USD	4,636	—
Citibank NA	3/6/2025	305,000	CHF	335,421	USD	2,436	—
Citibank NA	3/6/2025	3,555,000	CNH	486,411	USD	959	—
Citibank NA	3/6/2025	1,955,000	EUR	2,015,419	USD	12,785	—
Citibank NA	3/6/2025	570,000	GBP	706,897	USD	10,102	—
Citibank NA	3/6/2025	40,000,000	INR	454,804	USD	2,334	—
Citibank NA	3/6/2025	25,000,000	INR	286,651	USD	—	(940)
Citibank NA	3/6/2025	137,170,000	JPY	889,580	USD	21,840	—
Citibank NA	3/6/2025	16,525,125,000	KRW	11,303,868	USD	—	(5,293)
Citibank NA	3/6/2025	15,500,000	MXN	755,891	USD	—	(2,000)
Citibank NA	3/6/2025	255,640,000	TWD	7,763,134	USD	19,284	—
Citibank NA	3/6/2025	8,473,161	USD	736,055,000	INR	61,199	—
Citibank NA	3/6/2025	1,338,986	USD	43,825,000	TWD	4,826	—
Citibank NA	4/7/2025	11,308,516	USD	16,505,345,000	KRW	—	(6,202)
Citibank NA	4/7/2025	7,730,891	USD	254,470,000	TWD	2,583	—
Goldman Sachs	3/6/2025	1,673,044	USD	145,600,000	INR	9,063	—
HSBC Holdings PLC	3/6/2025	15,225,000	CHF	16,868,711	USD	—	(3,537)
HSBC Holdings PLC	3/6/2025	97,685,000	EUR	101,363,378	USD	—	(20,611)
HSBC Holdings PLC	3/6/2025	500,000,000	KRW	343,761	USD	—	(1,900)
HSBC Holdings PLC	3/6/2025	10,255,000	TWD	312,177	USD	15	—
HSBC Holdings PLC	3/6/2025	2,728,631	USD	4,295,000	AUD	63,541	—
HSBC Holdings PLC	3/6/2025	13,195,931	USD	21,230,000	AUD	22,507	—
HSBC Holdings PLC	3/6/2025	7,263,706	USD	10,300,000	CAD	143,616	—
HSBC Holdings PLC	3/6/2025	14,195,971	USD	12,885,000	CHF	—	(77,117)
HSBC Holdings PLC	3/6/2025	2,965,306	USD	2,675,000	CHF	2,131	—
HSBC Holdings PLC	3/6/2025	4,362,885	USD	31,715,000	CNH	14,939	—
HSBC Holdings PLC	3/6/2025	17,981,740	USD	17,200,000	EUR	137,694	—
HSBC Holdings PLC	3/6/2025	6,051,058	USD	4,800,000	GBP	13,165	—
HSBC Holdings PLC	3/6/2025	7,905,841	USD	1,200,000,000	JPY	—	(67,512)
HSBC Holdings PLC	3/6/2025	5,960,238	USD	121,000,000	MXN	75,019	—
HSBC Holdings PLC	3/6/2025	1,468,276	USD	1,970,000	SGD	10,440	—
HSBC Holdings PLC	4/7/2025	16,620,107	USD	14,945,000	CHF	3,512	—
HSBC Holdings PLC	4/7/2025	100,494,916	USD	96,690,000	EUR	19,470	—
JPMorgan Chase Bank NA	3/6/2025	823,220,000	INR	9,413,608	USD	—	(5,486)
JPMorgan Chase Bank NA	3/6/2025	75,695	USD	6,565,000	INR	667	—
JPMorgan Chase Bank NA	4/7/2025	9,435,835	USD	827,485,000	INR	1,036	—
Morgan Stanley & Co. International	3/6/2025	58,260,000	CAD	40,277,114	USD	—	(3,674)
Morgan Stanley & Co. International	3/6/2025	28,350,000	GBP	35,667,835	USD	—	(6,535)
Morgan Stanley & Co. International	3/6/2025	34,686,129	USD	50,360,000	CAD	—	(126,271)
Morgan Stanley & Co. International	3/6/2025	37,987,481	USD	5,870,395,000	JPY	—	(1,018,130)
Morgan Stanley & Co. International	3/6/2025	92,375	USD	132,000,000	KRW	2,124	—
Morgan Stanley & Co. International	4/7/2025	39,759,703	USD	57,430,000	CAD	2,487	—
Morgan Stanley & Co. International	4/7/2025	35,086,540	USD	27,890,000	GBP	6,386	—
Royal Bank of Canada	3/6/2025	4,500,000	TWD	136,199	USD	794	—
Standard Chartered Bank	3/6/2025	970,000	AUD	608,405	USD	—	(6,511)
Standard Chartered Bank	3/6/2025	1,700,000	CAD	1,191,963	USD	—	(16,802)
Standard Chartered Bank	3/6/2025	150,000	CHF	165,352	USD	807	—

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) February 28, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	3/6/2025	5,500,000	CNH	753,853	USD	$165	$—
Standard Chartered Bank	3/6/2025	3,200,000	EUR	3,308,605	USD	11,218	—
Standard Chartered Bank	3/6/2025	850,000	GBP	1,054,536	USD	14,674	—
Standard Chartered Bank	3/6/2025	150,000,000	JPY	993,842	USD	2,827	—
Standard Chartered Bank	3/6/2025	31,000,000	MXN	1,504,570	USD	3,214	—
Standard Chartered Bank	3/6/2025	350,000	SGD	258,576	USD	431	—
Standard Chartered Bank	3/6/2025	123,765	USD	195,000	AUD	2,766	—
Standard Chartered Bank	3/6/2025	326,084	USD	465,000	CAD	4,643	—
Standard Chartered Bank	3/6/2025	133,831	USD	120,000	CHF	903	—
Standard Chartered Bank	3/6/2025	21,018,866	USD	153,790,000	CNH	—	(64,865)
Standard Chartered Bank	3/6/2025	195,155	USD	1,415,000	CNH	1,166	—
Standard Chartered Bank	3/6/2025	816,531	USD	780,000	EUR	7,325	—
Standard Chartered Bank	3/6/2025	30,678,529	USD	24,745,000	GBP	—	(448,062)
Standard Chartered Bank	3/6/2025	283,998	USD	225,000	GBP	971	—
Standard Chartered Bank	3/6/2025	368,310	USD	55,100,000	JPY	2,201	—
Standard Chartered Bank	3/6/2025	259,799	USD	5,325,000	MXN	801	—
Standard Chartered Bank	3/6/2025	70,947	USD	95,000	SGD	645	—
UBS Group AG	3/6/2025	332,330,000	KRW	227,857	USD	—	(636)
UBS Group AG	3/6/2025	2,050,125	USD	2,953,000,000	KRW	31,097	—
						$963,091	$(2,302,329)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$332,438,864	$—	$332,438,864
Exchange-Traded Fund	15,183,540	—	—	15,183,540
Mutual Fund	—	822,012	—	822,012
Total Investments in Securities	$15,183,540	$333,260,876	$—	$348,444,416
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$963,091	$—	$963,091
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,302,329)	$—	$(2,302,329)
Total – Net	$15,183,540	$331,921,638	$—	$347,105,178

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) WisdomTree Emerging Currency Strategy Fund (CEW) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 64.3%
U.S. Treasury Bills – 64.3%
4.37%, 3/13/25*	$2,250,000	$2,247,345
4.28%, 4/10/25*	2,250,000	2,239,956
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,486,275)		4,487,301
Shares
EXCHANGE-TRADED FUND – 4.3%
United States – 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $301,230)	6,000	302,160
	Principal Amount
REPURCHASE AGREEMENT – 30.7%
United States – 30.7%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.36% due 3/3/25; Proceeds at maturity – $2,140,778 (fully collateralized by U.S. Treasury Note, 1.88% due 2/28/29; Market value including accrued interest – $2,182,864) (Cost: $2,140,000)	$2,140,000	$2,140,000
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $6,927,505)		6,929,461
Other Assets less Liabilities – 0.7%		50,499
NET ASSETS – 100.0%		$6,979,960

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$341,836	$—	$40,250	$86	$488	$302,160	$7,453

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Currency Strategy Fund (CEW) February 28, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	5/8/2025	38,174	USD	1,485,000	TRY	$—	$(194)
Citibank NA	5/8/2025	2,136,850,000	COP	501,589	USD	11,443	—
Citibank NA	5/8/2025	8,154,040,000	IDR	497,908	USD	—	(6,855)
Goldman Sachs	5/8/2025	2,200,000	MYR	494,271	USD	—	(671)
HSBC Holdings PLC	5/8/2025	3,630,000	CNH	500,115	USD	—	(480)
HSBC Holdings PLC	5/8/2025	10,485,000	MXN	500,741	USD	5,367	—
HSBC Holdings PLC	5/8/2025	2,040,000	PLN	501,337	USD	8,075	—
HSBC Holdings PLC	5/8/2025	16,875,000	THB	504,970	USD	—	(8,981)
HSBC Holdings PLC	5/8/2025	19,510,000	TRY	501,573	USD	2,501	—
HSBC Holdings PLC	5/8/2025	9,425,000	ZAR	500,879	USD	3,880	—
JPMorgan Chase Bank NA	5/8/2025	3,000,000	BRL	504,972	USD	115	—
JPMorgan Chase Bank NA	5/8/2025	498,975,000	CLP	507,398	USD	14,104	—
JPMorgan Chase Bank NA	5/8/2025	43,770,000	INR	501,777	USD	—	(3,712)
JPMorgan Chase Bank NA	5/8/2025	716,105,000	KRW	494,602	USD	—	(2,847)
Morgan Stanley & Co. International	5/8/2025	29,435,000	PHP	502,368	USD	4,525	—
						$50,010	$(23,740)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,487,301	$—	$4,487,301
Exchange-Traded Fund	302,160	—	—	302,160
Repurchase Agreement	—	2,140,000	—	2,140,000
Total Investments in Securities	$302,160	$6,627,301	$—	$6,929,461
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$50,010	$—	$50,010
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(23,740)	$—	$(23,740)
Total – Net	$302,160	$6,653,571	$—	$6,955,731

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) WisdomTree 1-3 Year Laddered Treasury Fund (USSH) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Notes – 99.0%
4.50%, 3/31/26	$349,900	$351,315
4.88%, 4/30/26	350,300	353,352
4.88%, 5/31/26	350,300	353,680
4.63%, 6/30/26	353,500	356,089
4.38%, 7/31/26	356,300	357,942
3.75%, 8/31/26	352,000	350,543
3.50%, 9/30/26	354,100	351,306
4.13%, 10/31/26	350,400	351,002
4.25%, 11/30/26	350,400	351,796
4.25%, 12/31/26	355,400	356,920
4.13%, 1/31/27	355,400	356,191
4.13%, 2/28/27	355,000	355,936
4.25%, 3/15/27	351,700	353,472
4.50%, 4/15/27	346,700	350,289
4.50%, 5/15/27	349,700	353,484
4.63%, 6/15/27	351,400	356,383
4.38%, 7/15/27	353,500	356,676
3.75%, 8/15/27	357,000	355,131
3.38%, 9/15/27	355,200	350,177
3.88%, 10/15/27	353,600	352,744
4.13%, 11/15/27	350,200	351,527
4.00%, 12/15/27	355,400	355,733
4.25%, 1/15/28	355,400	358,080
4.25%, 2/15/28	355,000	357,815
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,477,644)		8,497,583
Investments	Shares	Value
MUTUAL FUND – 0.3%
United States – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(a) (Cost: $26,683)	26,683	$26,683
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $8,504,327)		8,524,266
Other Assets less Liabilities – 0.7%		63,703
NET ASSETS – 100.0%		$8,587,969

(a)     Rate shown represents annualized 7-day yield as of February 28, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$8,497,583	$—	$8,497,583
Mutual Fund	—	26,683	—	26,683
Total Investments in Securities	$—	$8,524,266	$—	$8,524,266

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree 7-10 Year Laddered Treasury Fund (USIN) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Notes – 99.3%
2.88%, 5/15/32	$269,800	$249,059
2.75%, 8/15/32	273,000	249,091
4.13%, 11/15/32	246,800	246,897
3.50%, 2/15/33	258,800	247,680
3.38%, 5/15/33	259,800	245,917
3.88%, 8/15/33	257,800	252,604
4.50%, 11/15/33	239,200	244,937
4.00%, 2/15/34	252,000	248,614
4.38%, 5/15/34	243,800	247,267
3.88%, 8/15/34	257,000	250,675
4.25%, 11/15/34	249,000	249,992
4.63%, 2/15/35	241,000	249,303
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,027,202)		2,982,036
Investments	Shares	Value
MUTUAL FUND – 0.9%
United States – 0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(a) (Cost: $26,057)	26,057	$26,057
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $3,053,259)		3,008,093
Other Liabilities less Assets – (0.2)%		(4,653)
NET ASSETS – 100.0%		$3,003,440

(a)     Rate shown represents annualized 7-day yield as of February 28, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$2,982,036	$—	$2,982,036
Mutual Fund	$—	26,057	$—	26,057
Total Investments in Securities	$—	$3,008,093	$—	$3,008,093

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) WisdomTree Bianco Total Return Fund (WTBN) February 28, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
Invesco Senior Loan ETF	513,845	$10,770,191
iShares 3-7 Year Treasury Bond ETF	29,817	3,512,145
iShares 7-10 Year Treasury Bond ETF	66,440	6,333,061
iShares BBB Rated Corporate Bond ETF(a)	27,945	2,417,801
iShares MBS ETF	204,558	19,244,817
Schwab Long-Term U.S. Treasury ETF	81,908	2,715,250
Vanguard Intermediate-Term Corporate Bond ETF(b)	36,800	3,019,072
Vanguard Long-Term Corporate Bond ETF	77,310	5,976,836
TOTAL EXCHANGE-TRADED FUNDS (Cost: $53,425,081)		53,989,173
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(c) (Cost: $57,620)	57,620	57,620
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.0%
United States – 9.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $4,888,925)	4,888,925	$4,888,925
TOTAL INVESTMENTS IN SECURITIES – 109.0% (Cost: $58,371,626)		58,935,718
Other Liabilities less Assets – (9.0)%		(4,889,593)
NET ASSETS – 100.0%		$54,046,125

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,999,261 and the total market value of the collateral held by the Fund was $5,089,055. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $200,130.

(c)     Rate shown represents annualized 7-day yield as of February 28, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
iShares BBB Rated Corporate Bond ETF	$344,279	$ 2,360,266	$ (294,038)	$ (5,836)	$13,130	$2,417,801	$ 29,755
WisdomTree Bloomberg U.S. Dollar Bullish Fund^	346,672	5,005,450	(5,322,747)	(28,485)	(890)	—	176,712
Total	$690,951	$7,365,716	$(5,616,785)	$(34,321)	$12,240	$2,417,801	$206,467

^       As of February 28, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$53,989,173	$—	$—	$53,989,173
Mutual Fund	—	57,620	—	57,620
Investment of Cash Collateral for Securities Loaned	—	4,888,925	—	4,888,925
Total Investments in Securities	$53,989,173	$4,946,545	$—	$58,935,718

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 93.8%
Argentina – 2.1%
Telecom Argentina SA 9.50%, 7/18/31(a)	$310,000	$326,703
Transportadora de Gas del Sur SA 8.50%, 7/24/31(a)	260,000	276,055
YPF SA
9.50%, 1/17/31(a)	350,000	374,339
8.25%, 1/17/34(a)	500,000	510,937
Total Argentina		1,488,034
Australia – 0.8%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	600,000	548,376
Brazil – 7.0%
Ambipar Lux SARL 10.88%, 2/5/33(a)	650,000	667,712
Braskem Netherlands Finance BV 8.00%, 10/15/34(a)	400,000	385,600
Embraer Netherlands Finance BV 7.00%, 7/28/30(a)	400,000	429,152
Minerva Luxembourg SA 4.38%, 3/18/31(b)	925,000	799,182
NBM U.S. Holdings, Inc. 7.00%, 5/14/26(b)	237,000	237,830
Raizen Fuels Finance SA
5.70%, 1/17/35(a)	650,000	616,590
6.70%, 2/25/37(a)(c)	575,000	577,932
Samarco Mineracao SA 9.00%, 6/30/31, PIK(b)	300,000	296,625
Sitios Latinoamerica SAB de CV 6.00%, 11/25/29(a)	630,000	637,623
Suzano International Finance BV 5.50%, 1/17/27	400,000	404,750
Total Brazil		5,052,996
Chile – 6.9%
Antofagasta PLC 6.25%, 5/2/34(a)	200,000	207,250
Banco de Credito & Inversiones SA 2.88%, 10/14/31(b)	200,000	172,750
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(d)(e)	400,000	419,250
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	450,000	437,310
Cencosud SA 5.95%, 5/28/31(a)	400,000	407,160
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/35(a)	700,000	694,666
Engie Energia Chile SA
3.40%, 1/28/30(b)	870,000	789,251
6.38%, 4/17/34(a)	200,000	205,500
Inversiones CMPC SA 6.13%, 2/26/34(a)(c)	300,000	305,439
Investments	Principal Amount	Value
Latam Airlines Group SA 7.88%, 4/15/30(a)	$375,000	$378,371
Sociedad Quimica y Minera de Chile SA 5.50%, 9/10/34(a)	750,000	734,063
Telefonica Moviles Chile SA 3.54%, 11/18/31(b)(c)	300,000	230,652
Total Chile		4,981,662
China – 3.7%
Alibaba Group Holding Ltd. 5.25%, 5/26/35(a)	1,000,000	1,010,200
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)(c)	500,000	489,500
Lenovo Group Ltd.
3.42%, 11/2/30(b)	400,000	368,618
6.54%, 7/27/32(a)	330,000	356,516
Prosus NV 3.06%, 7/13/31(b)	550,000	473,517
Total China		2,698,351
Colombia – 4.4%
Aris Mining Corp. 8.00%, 10/31/29(a)	700,000	704,375
Bancolombia SA 8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(e)	525,000	553,088
Ecopetrol SA
8.88%, 1/13/33	950,000	995,790
8.38%, 1/19/36	440,000	436,700
Grupo Energia Bogota SA ESP 7.85%, 11/9/33(a)	475,000	528,466
Total Colombia		3,218,419
Dominican Republic – 1.1%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/34(a)	775,000	788,578
Guatemala – 1.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(a)	660,000	634,821
CT Trust 5.13%, 2/3/32(b)	450,000	413,437
Total Guatemala		1,048,258
Hong Kong – 2.1%
AIA Group Ltd. 4.95%, 3/30/35(a)	700,000	696,178
Melco Resorts Finance Ltd. 5.75%, 7/21/28(b)	700,000	678,475
Prudential Funding Asia PLC 2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(b)(e)	200,000	185,360
Total Hong Kong		1,560,013

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025
Investments	Principal Amount	Value
India – 5.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	$250,000	$226,300
Biocon Biologics Global PLC 6.67%, 10/9/29(a)	500,000	482,950
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(a)	775,000	793,891
JSW Steel Ltd. 5.05%, 4/5/32(a)	300,000	273,630
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(e)	700,000	686,875
Periama Holdings LLC 5.95%, 4/19/26(b)	250,000	250,312
Reliance Industries Ltd. 2.88%, 1/12/32(a)(c)	285,000	248,833
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)	550,000	478,838
Vedanta Resources Finance II PLC 10.88%, 9/17/29(a)	250,000	263,588
Total India		3,705,217
Indonesia – 0.4%
Medco Maple Tree Pte. Ltd. 8.96%, 4/27/29(a)	250,000	264,554
Israel – 2.9%
Bank Leumi Le-Israel BM 3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(e)	400,000	389,758
Energean Israel Finance Ltd. 8.50%, 9/30/33(a)(b)	300,000	312,270
Israel Discount Bank Ltd. 5.38%, 1/26/28(a)(b)	375,000	373,828
Israel Electric Corp. Ltd. 4.25%, 8/14/28(a)(b)	300,000	289,229
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	300,000	291,060
8.13%, 9/15/31(c)	400,000	449,334
Total Israel		2,105,479
Jamaica – 0.7%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/36(a)	475,000	477,195
Kazakhstan – 1.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	625,000	531,053
6.38%, 10/24/48(b)	225,000	213,469
Total Kazakhstan		744,522
Kuwait – 2.5%
EQUATE Petrochemical Co. 4.25%, 11/3/26(b)	500,000	491,875
MEGlobal BV 2.63%, 4/28/28(a)	550,000	507,547
Investments	Principal Amount	Value
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(e)	$500,000	$508,125
NBK Tier 1 Financing 2 Ltd. 4.50%, 8/27/25, (4.50% fixed rate until 11/27/25; 6-Year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(d)(e)	300,000	298,219
Total Kuwait		1,805,766
Luxembourg – 0.6%
Altice Financing SA
5.00%, 1/15/28(b)	200,000	163,000
5.75%, 8/15/29(a)	325,000	256,750
Total Luxembourg		419,750
Macau – 3.2%
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	425,000	417,164
7.13%, 6/26/31(b)	200,000	206,750
Sands China Ltd. 5.40%, 8/8/28	950,000	953,876
Studio City Finance Ltd. 5.00%, 1/15/29(b)	250,000	229,375
Wynn Macau Ltd.
5.63%, 8/26/28(b)	225,000	218,954
5.13%, 12/15/29(b)	300,000	283,314
Total Macau		2,309,433
Malaysia – 1.9%
GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	334,813
Gohl Capital Ltd. 4.25%, 1/24/27(b)	250,000	245,625
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	780,000	765,001
Total Malaysia		1,345,439
Mexico – 8.1%
Banco Mercantil del Norte SA 8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(a)(d)(e)	350,000	350,875
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(a)(e)	600,000	614,556
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(a)	200,000	205,735
Cemex SAB de CV 5.13%, 6/8/26, (5.125% fixed rate until 9/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(d)(e)	625,000	622,500

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025
Investments	Principal Amount	Value
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(a)	$240,000	$245,400
6.66%, 1/22/37(a)	280,000	284,620
Gruma SAB de CV 5.76%, 12/9/54(a)	200,000	192,500
Industrias Penoles SAB de CV 4.15%, 9/12/29(b)	700,000	662,448
Petroleos Mexicanos
6.88%, 8/4/26	725,000	725,000
6.50%, 3/13/27	340,000	333,914
Southern Copper Corp. 3.88%, 4/23/25	700,000	700,007
Trust Fibra Uno
7.70%, 1/23/32(a)	200,000	208,000
7.38%, 2/13/34(a)	450,000	456,638
8.25%, 1/23/37(a)	280,000	289,363
Total Mexico		5,891,556
Morocco – 1.8%
OCP SA
6.75%, 5/2/34(a)	1,000,000	1,035,000
6.88%, 4/25/44(b)	250,000	246,875
Total Morocco		1,281,875
Nigeria – 0.5%
IHS Holding Ltd. 8.25%, 11/29/31(a)	400,000	399,652
Oman – 0.3%
Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	249,994
Panama – 1.7%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	189,633	168,524
4.38%, 5/31/30(b)	402,971	358,112
C&W Senior Finance Ltd. 9.00%, 1/15/33(a)	700,000	708,750
Total Panama		1,235,386
Peru – 5.6%
Banco de Credito del Peru SA 3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(e)	1,000,000	991,430
Cia de Minas Buenaventura SAA 6.80%, 2/4/32(a)	500,000	506,605
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 9/18/33(a)	600,000	667,668
InRetail Consumer 3.25%, 3/22/28(b)	975,000	909,797
Niagara Energy SAC 5.75%, 10/3/34(a)	725,000	716,166
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 7/3/36(a)(c)	260,000	269,425
Total Peru		4,061,091
Investments	Principal Amount	Value
Philippines – 0.4%
San Miguel Global Power Holdings Corp. 8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(b)(d)(e)	$250,000	$258,656
Poland – 1.3%
Canpack SA/Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	377,280
ORLEN SA 6.00%, 1/30/35(a)	550,000	560,656
Total Poland		937,936
Qatar – 0.5%
Commercial Bank PSQC 4.50%, 3/3/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(d)(e)	400,000	392,048
Russia – 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(e)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(d)(e)(f)	300,000	26,063
Total Russia		47,063
Saudi Arabia – 2.5%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(b)	200,000	195,700
EIG Pearl Holdings SARL 3.55%, 8/31/36(a)	496,322	438,790
Gaci First Investment Co. 5.38%, 1/29/54(b)(c)	350,000	317,844
Saudi Arabian Oil Co.
5.75%, 7/17/54(a)	375,000	361,084
5.75%, 7/17/54(b)	500,000	481,445
Total Saudi Arabia		1,794,863
Singapore – 0.5%
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(e)	400,000	394,100
South Africa – 2.1%
Anglo American Capital PLC 5.50%, 5/2/33(a)	275,000	277,706
Bidvest Group U.K. PLC 3.63%, 9/23/26(b)	709,000	690,169
Sasol Financing USA LLC 8.75%, 5/3/29(a)	525,000	536,322
Total South Africa		1,504,197

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025
Investments	Principal Amount	Value
South Korea – 5.1%
GS Caltex Corp. 5.38%, 8/7/28(a)	$300,000	$306,924
LG Electronics, Inc. 5.63%, 4/24/29(a)	600,000	617,796
LG Energy Solution Ltd.
5.38%, 7/2/29(a)	300,000	304,957
5.50%, 7/2/34(a)	400,000	398,116
POSCO 4.88%, 1/23/27(a)	550,000	552,769
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	291,516
5.00%, 7/24/28(a)	325,000	329,300
SK Hynix, Inc. 2.38%, 1/19/31(a)	500,000	434,825
Woori Bank 6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(a)(d)(e)	425,000	432,013
Total South Korea		3,668,216
Thailand – 2.4%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(e)	1,100,000	1,026,850
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/28(b)	700,000	685,408
Total Thailand		1,712,258
Turkey – 5.8%
Akbank TAS
6.80%, 2/6/26(b)	600,000	606,132
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(d)(e)	240,000	249,301
Eregli Demir ve Celik Fabrikalari TAS 8.38%, 7/23/29(a)	650,000	673,358
Sisecam U.K. PLC
8.25%, 5/2/29(a)	200,000	203,459
8.63%, 5/2/32(a)	450,000	458,190
TC Ziraat Bankasi AS 7.25%, 2/4/30(a)	400,000	400,600
Turkiye Garanti Bankasi AS 8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(a)(e)	400,000	407,708
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	416,875
9.38%, 2/14/31(b)	200,000	209,063
Investments	Principal Amount	Value
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(a)	$250,000	$250,625
9.25%, 1/17/34, (9.25% fixed rate until 1/17/29; 5-year Constant Maturity Treasury Rate + 5.278% thereafter)(a)(e)	315,000	333,112
Total Turkey		4,208,423
United Arab Emirates – 3.6%
DP World Ltd. 6.85%, 7/2/37(b)	300,000	330,149
DP World Salaam 6.00%, 10/1/25, (6.00% fixed rate until 1/1/26; 5-year Constant Maturity Treasury Rate + 5.75% thereafter)(b)(d)(e)	600,000	599,550
Emirates NBD Bank PJSC 6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-Year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(d)(e)	750,000	750,593
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	289,428	278,719
2.16%, 3/31/34(a)	430,505	377,620
2.94%, 9/30/40(a)	3,521	2,876
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	299,728	244,278
Total United Arab Emirates		2,583,785
United Kingdom – 1.9%
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	700,000	620,448
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(e)	200,000	203,366
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	550,000	571,577
Total United Kingdom		1,395,391
United States – 0.8%
Avianca Midco 2 PLC 9.63%, 2/14/30(a)(c)	450,000	437,728
GCC SAB de CV 3.61%, 4/20/32(a)	200,000	173,738
Total United States		611,466
Zambia – 1.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	200,000	201,556
9.38%, 3/1/29(a)	500,000	534,375
Total Zambia		735,931
TOTAL CORPORATE BONDS (Cost: $67,658,053)		67,925,929
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025
Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Colombia – 0.4%
Colombia Government International Bonds 7.75%, 11/7/36	$300,000	$298,776
Egypt – 0.3%
Egypt Government International Bonds 8.63%, 2/4/30(a)	225,000	224,016
South Africa – 0.6%
Republic of South Africa Government International Bonds 5.88%, 4/20/32	425,000	404,812
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $938,596)		927,604
SUPRANATIONAL BONDS – 0.6%
Africa Finance Corp. 2.88%, 4/28/28(b)	200,000	185,156
African Export-Import Bank 3.80%, 5/17/31(b)	250,000	221,798
TOTAL SUPRANATIONAL BONDS (Cost: $406,112)		406,954
	Shares
MUTUAL FUND – 3.2%
United States – 3.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(g) (Cost: $2,303,652)	2,303,652	2,303,652
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(g) (Cost: $1,752,965)	1,752,965	1,752,965
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $73,059,378)		73,317,104
Other Liabilities less Assets – (1.3)%		(947,781)
NET ASSETS – 100.0%		$72,369,323

*     Non-income producing security.

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,264,133 and the total market value of the collateral held by the Fund was $2,341,678. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $588,713.

(d)     The security has a perpetual maturity; the date displayed is the next call date.

(e)     Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(f)     Security is in default on interest payments.

(g)     Rate shown represents annualized 7-day yield as of February 28, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) February 28, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	23	6/18/25	$(2,555,156)	$(23,554)
Ultra 10 Year U.S. Treasury Note	60	6/18/25	(6,855,000)	(103,248)
			$(9,410,156)	$(126,802)
Long Exposure
2 Year U.S. Treasury Note	17	6/30/25	$3,518,469	$12,350
5 Year U.S. Treasury Note	55	6/30/25	5,936,562	54,103
U.S. Treasury Long Bond	2	6/18/25	236,187	4,355
U.S. Treasury Ultra Long Term Bond	23	6/18/25	2,854,875	53,621
			$12,546,093	$124,429
Total – Net			$3,135,937	$(2,373)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$67,925,929	$ —	$67,925,929
Foreign Government Obligations	—	927,604	—	927,604
Supranational Bonds	—	406,954	—	406,954
Mutual Fund	—	2,303,652	—	2,303,652
Investment of Cash Collateral for Securities Loaned	—	1,752,965	—	1,752,965
Total Investments in Securities	$—	$73,317,104	$ —	$73,317,104
Financial Derivative Instruments
Futures Contracts[1]	$124,429	$—	$ —	$124,429
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(126,802)	$—	$ —	$(126,802)
Total – Net	$(2,373)	$73,317,104	$ —	$73,314,731

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2025
Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 84.6%
Brazil – 11.4%
Brazil Letras do Tesouro Nacional
12.69%, 7/1/25(a)	5,000,000	BRL	$816,628
12.43%, 1/1/26(a)	6,600,000	BRL	1,001,508
11.80%, 7/1/26(a)	7,550,000	BRL	1,068,874
9.98%, 7/1/27(a)	4,000,000	BRL	493,328
11.50%, 1/1/28(a)	3,500,000	BRL	402,012
12.51%, 1/1/30(a)	3,000,000	BRL	259,315
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	6,780,000	BRL	1,070,881
10.00%, 1/1/29	7,310,000	BRL	1,076,009
10.00%, 1/1/31	2,320,000	BRL	320,731
10.00%, 1/1/33	3,500,000	BRL	464,292
10.00%, 1/1/35	1,500,000	BRL	191,888
Total Brazil			7,165,466
Chile – 1.9%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	305,000,000	CLP	310,708
4.70%, 9/1/30(b)	275,000,000	CLP	272,344
6.00%, 4/1/33(b)	100,000,000	CLP	104,996
7.00%, 5/1/34(b)	50,000,000	CLP	56,641
5.00%, 3/1/35	300,000,000	CLP	293,927
6.00%, 1/1/43	170,000,000	CLP	181,467
Total Chile			1,220,083
China – 4.9%
China Government Bonds
2.04%, 2/25/27	3,050,000	CNY	422,443
1.62%, 8/15/27	3,220,000	CNY	442,617
2.68%, 5/21/30	6,270,000	CNY	904,249
2.80%, 11/15/32	3,650,000	CNY	538,273
2.27%, 5/25/34	2,600,000	CNY	372,756
3.81%, 9/14/50	2,000,000	CNY	374,152
Total China			3,054,490
Colombia – 4.7%
Colombian TES
7.50%, 8/26/26	704,300,000	COP	167,300
5.75%, 11/3/27	1,369,800,000	COP	300,635
6.00%, 4/28/28	1,022,600,000	COP	222,236
7.75%, 9/18/30	862,200,000	COP	184,584
7.00%, 3/26/31	1,269,000,000	COP	256,849
7.00%, 6/30/32	2,041,800,000	COP	396,195
13.25%, 2/9/33	884,500,000	COP	235,602
7.25%, 10/18/34	1,710,400,000	COP	315,894
6.25%, 7/9/36	597,700,000	COP	96,530
9.25%, 5/28/42	2,730,000,000	COP	529,232
7.25%, 10/26/50	1,750,000,000	COP	260,565
Total Colombia			2,965,622
Investments	Principal Amount†		Value
Czech Republic – 1.9%
Czech Republic Government Bonds
0.25%, 2/10/27	690,000	CZK	$26,933
5.75%, 3/29/29	2,800,000	CZK	125,795
0.05%, 11/29/29	6,150,000	CZK	216,281
1.20%, 3/13/31	23,520,000	CZK	843,549
Total Czech Republic			1,212,558
Egypt – 0.0%
Egypt Government Bonds 14.48%, 4/6/26	200,000	EGP	3,563
Hungary – 4.0%
Hungary Government Bonds
1.00%, 11/26/25	167,300,000	HUF	420,410
9.50%, 10/21/26	170,000,000	HUF	464,669
3.00%, 10/27/27	190,260,000	HUF	457,370
2.00%, 5/23/29	120,000,000	HUF	264,313
3.00%, 8/21/30	27,180,000	HUF	60,020
3.25%, 10/22/31	51,430,000	HUF	111,317
4.75%, 11/24/32	100,000,000	HUF	233,048
2.25%, 4/20/33	95,360,000	HUF	182,633
7.00%, 10/24/35	75,000,000	HUF	200,424
3.00%, 4/25/41	85,000,000	HUF	139,939
Total Hungary			2,534,143
India – 8.5%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	567,404
7.26%, 1/14/29	50,000,000	INR	585,875
5.79%, 5/11/30	50,000,000	INR	550,868
6.10%, 7/12/31	50,000,000	INR	553,846
7.26%, 8/22/32	30,000,000	INR	353,866
7.18%, 8/14/33	40,000,000	INR	468,640
7.10%, 4/8/34	35,000,000	INR	408,777
7.18%, 7/24/37	50,000,000	INR	586,614
7.16%, 9/20/50	50,000,000	INR	578,776
7.30%, 6/19/53	60,000,000	INR	704,317
Total India			5,358,983
Indonesia – 11.3%
Indonesia Treasury Bonds
5.50%, 4/15/26	9,297,000,000	IDR	555,678
8.38%, 9/15/26	6,731,000,000	IDR	418,065
6.13%, 5/15/28	1,400,000,000	IDR	83,237
9.00%, 3/15/29	9,875,000,000	IDR	644,001
8.25%, 5/15/29	5,381,000,000	IDR	343,167
7.00%, 9/15/30	9,600,000,000	IDR	585,855
6.50%, 2/15/31	5,082,000,000	IDR	302,180
8.75%, 5/15/31	8,601,000,000	IDR	569,108
8.25%, 6/15/32	4,489,000,000	IDR	293,331
8.38%, 3/15/34	1,300,000,000	IDR	85,986
7.50%, 6/15/35	11,063,000,000	IDR	694,160

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2025
Investments	Principal Amount†		Value
8.25%, 5/15/36	11,563,000,000	IDR	$767,642
7.50%, 5/15/38	3,300,000,000	IDR	207,058
8.38%, 4/15/39	2,800,000,000	IDR	188,828
7.50%, 4/15/40	9,700,000,000	IDR	609,895
8.75%, 2/15/44	1,390,000,000	IDR	98,401
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	206,215
6.38%, 3/15/34	4,800,000,000	IDR	283,012
6.88%, 3/15/36	2,350,000,000	IDR	143,351
Total Indonesia			7,079,170
Malaysia – 4.8%
Malaysia Government Bonds
3.89%, 8/15/29	900,000	MYR	204,066
2.63%, 4/15/31	1,050,000	MYR	221,216
4.64%, 11/7/33	2,000,000	MYR	476,498
4.25%, 5/31/35	400,000	MYR	92,888
4.76%, 4/7/37	332,000	MYR	80,494
3.76%, 5/22/40	500,000	MYR	109,324
4.92%, 7/6/48	675,000	MYR	169,470
4.07%, 6/15/50	500,000	MYR	110,701
4.46%, 3/31/53	650,000	MYR	152,470
Malaysia Government Investment Issue
3.47%, 10/15/30	980,000	MYR	217,211
4.19%, 10/7/32	1,000,000	MYR	230,241
4.47%, 9/15/39	1,000,000	MYR	236,687
4.42%, 9/30/41	2,400,000	MYR	564,746
4.29%, 8/14/43	500,000	MYR	115,344
Total Malaysia			2,981,356
Mexico – 4.8%
Mexican Bonos
8.50%, 3/1/29	8,500,000	MXN	404,540
7.50%, 5/26/33	12,000,000	MXN	520,315
8.00%, 5/24/35	3,375,000	MXN	148,397
10.00%, 11/20/36	5,912,000	MXN	299,356
8.50%, 11/18/38	5,609,000	MXN	248,567
7.75%, 11/13/42	9,527,000	MXN	379,975
8.00%, 11/7/47	12,400,000	MXN	498,347
8.00%, 7/31/53	12,200,000	MXN	483,784
Total Mexico			2,983,281
Peru – 4.2%
Peru Government Bonds
5.94%, 2/12/29	1,875,000	PEN	534,231
6.95%, 8/12/31	800,000	PEN	237,076
6.15%, 8/12/32	2,291,000	PEN	639,862
7.30%, 8/12/33(b)	1,511,000	PEN	443,340
5.40%, 8/12/34	965,000	PEN	244,731
6.90%, 8/12/37	1,500,000	PEN	412,073
5.35%, 8/12/40	620,000	PEN	143,327
Total Peru			2,654,640
Investments	Principal Amount†		Value
Poland – 4.9%
Republic of Poland Government Bonds
3.25%, 7/25/25(c)	245,000	PLN	$60,911
2.50%, 7/25/26	2,055,000	PLN	496,239
2.50%, 7/25/27	2,175,000	PLN	511,985
7.50%, 7/25/28	2,000,000	PLN	534,288
2.75%, 10/25/29	2,585,000	PLN	578,638
1.25%, 10/25/30	1,205,000	PLN	241,107
6.00%, 10/25/33	2,500,000	PLN	638,658
Total Poland			3,061,826
Romania – 1.8%
Romania Government Bonds
2.50%, 10/25/27	450,000	RON	84,169
4.15%, 1/26/28	690,000	RON	134,393
5.00%, 2/12/29	1,035,000	RON	201,686
8.00%, 4/29/30	1,760,000	RON	381,037
3.65%, 9/24/31	755,000	RON	129,908
4.75%, 10/11/34	560,000	RON	96,798
4.25%, 4/28/36	800,000	RON	129,535
Total Romania			1,157,526
South Africa – 6.5%
Republic of South Africa Government Bonds
8.00%, 1/31/30	6,255,000	ZAR	321,988
7.00%, 2/28/31	8,067,000	ZAR	385,214
8.25%, 3/31/32	10,795,000	ZAR	534,940
8.88%, 2/28/35(c)	11,810,000	ZAR	571,890
6.25%, 3/31/36	7,021,600	ZAR	269,542
8.50%, 1/31/37	12,300,000	ZAR	555,615
9.00%, 1/31/40	10,700,000	ZAR	482,716
6.50%, 2/28/41	4,005,000	ZAR	141,227
8.75%, 1/31/44	5,215,000	ZAR	223,758
8.75%, 2/28/48	13,620,000	ZAR	578,987
Total South Africa			4,065,877
Thailand – 8.3%
Thailand Government Bonds
3.85%, 12/12/25	5,480,000	THB	162,783
2.25%, 3/17/27	10,000,000	THB	294,669
1.00%, 6/17/27	10,930,000	THB	313,418
2.40%, 11/17/27	8,000,000	THB	237,196
2.65%, 6/17/28	10,000,000	THB	299,306
2.88%, 12/17/28	3,752,000	THB	113,530
2.40%, 3/17/29	10,000,000	THB	297,921
1.60%, 12/17/29	15,245,000	THB	439,221
3.65%, 6/20/31	9,000,000	THB	287,700
2.00%, 12/17/31	20,250,000	THB	589,604
3.35%, 6/17/33	7,500,000	THB	239,376
1.60%, 6/17/35	11,130,000	THB	305,888
3.40%, 6/17/36	13,952,000	THB	454,671
3.39%, 6/17/37	5,000,000	THB	163,801

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2025
Investments	Principal Amount†		Value
3.30%, 6/17/38	12,522,000	THB	$406,861
3.45%, 6/17/43	8,000,000	THB	264,753
2.88%, 6/17/46	10,235,000	THB	312,415
Total Thailand			5,183,113
Turkey – 0.7%
Turkiye Government Bonds
8.00%, 3/12/25	4,657,000	TRY	126,492
10.60%, 2/11/26	6,420,000	TRY	142,275
11.00%, 2/24/27	7,106,000	TRY	134,957
10.50%, 8/11/27	215,000	TRY	3,876
11.70%, 11/13/30	2,305,000	TRY	36,797
Total Turkey			444,397
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $60,661,397)			53,126,094
SUPRANATIONAL BONDS – 7.6%
European Investment Bank 8.00%, 5/5/27(b)	7,315,000	ZAR	396,939
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	472,670
6.88%, 2/9/29	10,000,000	MXN	461,336
7.07%, 6/26/29	16,000,000	MXN	754,135
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,312,625
7.50%, 1/18/28	19,700,000	MXN	934,818
7.75%, 1/18/30	10,000,000	MXN	469,519
TOTAL SUPRANATIONAL BONDS (Cost: $5,265,611)			4,802,042
	Shares
MUTUAL FUND – 0.3%
United States – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(d) (Cost: $157,446)	157,446		157,446
	Principal Amount†
REPURCHASE AGREEMENT – 3.8%
United States – 3.8%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.36% due 3/3/25; Proceeds at maturity – $2,380,865 (fully collateralized by U.S. Treasury Note, 1.88% due 2/28/29; Market value including accrued interest – $2,427,660) (Cost: $2,380,000)	2,380,000		$2,380,000
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $91,567)	91,567	$91,567
TOTAL INVESTMENTS IN SECURITIES – 96.4% (Cost: $68,556,021)		60,557,149
Other Assets less Liabilities – 3.6%		2,247,602
NET ASSETS – 100.0%		$62,804,751

†     Principal amount is reported in U.S. dollars unless otherwise noted.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2025.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $85,975 and the total market value of the collateral held by the Fund was $91,567.

(d)     Rate shown represents annualized 7-day yield as of February 28, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Local Debt Fund (ELD) February 28, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/12/2025	26,229	USD	1,000,000	TRY	$—	$(925)
Citibank NA	6/20/2025	11,000,000	MXN	529,929	USD	—	(1,820)
Goldman Sachs	3/12/2025	117,027	USD	10,000,000	INR	2,719	—
Goldman Sachs	3/12/2025	89,787	USD	400,000	MYR	83	—
HSBC Holdings PLC	3/12/2025	30,800,000	TRY	799,915	USD	36,421	—
JPMorgan Chase Bank NA	3/12/2025	352,686	USD	29,940,951	INR	10,437	—
JPMorgan Chase Bank NA	3/12/2025	229,016	USD	20,000,000	INR	400	—
Royal Bank of Canada	3/12/2025	7,500,000	MYR	1,685,772	USD	—	(3,828)
Royal Bank of Canada	3/12/2025	1,500,000	MYR	338,906	USD	—	(2,518)
Royal Bank of Canada	3/12/2025	900,000	MYR	203,574	USD	—	(1,740)
UBS Group AG	3/12/2025	25,326	USD	950,000	TRY	—	(470)
						$50,060	$(11,301)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$53,126,094	$—	$53,126,094
Supranational Bonds	—	4,802,042	—	4,802,042
Mutual Fund	—	157,446	—	157,446
Repurchase Agreement	—	2,380,000	—	2,380,000
Investment of Cash Collateral for Securities Loaned	—	91,567	—	91,567
Total Investments in Securities	$—	$60,557,149	$—	$60,557,149
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$50,060	$—	$50,060
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(11,301)	$—	$(11,301)
Total – Net	$—	$60,595,908	$—	$60,595,908

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Floating Rate Treasury Fund (USFR) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.7%
U.S. Treasury Floating Rate Notes – 99.7%
4.41%, 4/30/26, (3-month U.S. Treasury Money Market Yield + 0.15%)(a)	$4,818,130,000	$4,823,146,131
4.44%, 7/31/26, (3-month U.S. Treasury Money Market Yield + 0.182%)(a)	4,819,377,500	4,826,467,286
4.46%, 10/31/26, (3-month U.S. Treasury Money Market Yield + 0.205%)(a)	4,819,818,700	4,829,727,645
4.35%, 1/31/27, (3-month U.S. Treasury Money Market Yield + 0.098%)(a)	3,249,974,100	3,250,310,635
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,711,319,325)		17,729,651,697
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $2,790,536)	2,790,536	$2,790,536
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $17,714,109,861)		17,732,442,233
Other Assets less Liabilities – 0.3%		58,805,130
NET ASSETS – 100.0%		$17,791,247,363

(a)     Floating rate note. Coupon shown is in effect at February 28, 2025. Date represents the ultimate maturity date.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$17,729,651,697	$—	$17,729,651,697
Mutual Fund	—	2,790,536	$—	2,790,536
Total Investments in Securities	$—	$17,732,442,233	$—	$17,732,442,233

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 96.8%
Canada – 0.1%
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(a)	$28,000	$28,734
7.75%, 3/15/31(a)	95,000	100,110
Total Canada		128,844
United States – 96.7%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	151,000	154,393
ACCO Brands Corp. 4.25%, 3/15/29(a)	410,000	378,116
AdaptHealth LLC 4.63%, 8/1/29(a)	652,000	606,414
Adient Global Holdings Ltd. 7.50%, 2/15/33(a)	205,000	205,195
ADT Security Corp. 4.13%, 8/1/29(a)	456,000	431,667
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	42,000	42,577
AECOM 5.13%, 3/15/27	189,000	189,025
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	58,935
4.63%, 1/15/27(a)	834,000	822,011
5.88%, 2/15/28(a)	100,000	100,081
3.50%, 3/15/29(a)	341,000	315,728
4.88%, 2/15/30(a)	428,000	413,434
Allegiant Travel Co. 7.25%, 8/15/27(a)(b)	385,000	389,542
Allison Transmission, Inc.
5.88%, 6/1/29(a)	42,000	42,050
3.75%, 1/30/31(a)	365,000	328,414
Ally Financial, Inc. 6.70%, 2/14/33	262,000	270,662
AMC Networks, Inc.
10.25%, 1/15/29(a)	649,000	687,895
4.25%, 2/15/29(b)	783,000	610,143
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	435,000	398,654
ANGI Group LLC 3.88%, 8/15/28(a)	345,000	316,762
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	196,000	196,596
5.38%, 6/15/29(a)	179,000	176,413
6.63%, 2/1/32(a)	155,000	158,925
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(a)	461,049	428,648
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	485,000	399,482
Investments	Principal Amount	Value
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	$364,000	$339,146
Aramark Services, Inc. 5.00%, 2/1/28(a)	378,000	371,736
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	143,000	143,722
6.63%, 9/1/32(a)	273,000	276,473
Arcosa, Inc. 6.88%, 8/15/32(a)	164,000	168,029
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)(b)	342,000	326,463
5.00%, 2/15/32(a)(b)	350,000	326,656
ASGN, Inc. 4.63%, 5/15/28(a)	288,000	276,369
Avient Corp.
7.13%, 8/1/30(a)	181,000	186,638
6.25%, 11/1/31(a)	125,000	125,409
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	136,000	125,715
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	170,000	168,153
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)	349,000	357,070
Bath & Body Works, Inc. 6.63%, 10/1/30(a)	54,000	55,203
Beacon Roofing Supply, Inc. 6.50%, 8/1/30(a)	174,000	179,117
BellRing Brands, Inc. 7.00%, 3/15/30(a)	97,000	100,741
Berry Global, Inc.
5.80%, 6/15/31	184,000	191,522
5.65%, 1/15/34	101,000	104,068
Block, Inc. 3.50%, 6/1/31	336,000	298,463
Boyd Gaming Corp.
4.75%, 12/1/27	161,000	158,722
4.75%, 6/15/31(a)(b)	541,000	509,975
Bread Financial Holdings, Inc. 9.75%, 3/15/29(a)	520,000	559,471
Brink’s Co. 4.63%, 10/15/27(a)	137,000	134,892
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	587,000	531,972
6.38%, 6/15/32(a)	680,000	692,256
Cable One, Inc. 4.00%, 11/15/30(a)(b)	448,000	364,677
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	872,000	824,636
7.00%, 2/15/30(a)	465,000	479,425
6.00%, 10/15/32(a)(b)	392,000	382,459

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
California Resources Corp. 8.25%, 6/15/29(a)	$644,000	$662,819
Carnival Corp.
7.63%, 3/1/26(a)	245,000	245,482
5.75%, 3/1/27(a)	797,000	799,590
6.00%, 5/1/29(a)	326,000	327,095
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	230,000	224,377
4.75%, 3/1/30(a)	543,000	506,658
4.50%, 8/15/30(a)	243,000	222,452
4.25%, 2/1/31(a)	205,000	183,909
4.75%, 2/1/32(a)	375,000	337,175
4.50%, 5/1/32	185,000	163,388
4.25%, 1/15/34(a)	863,000	723,371
Central Garden & Pet Co. 4.13%, 10/15/30	294,000	268,746
Century Communities, Inc. 3.88%, 8/15/29(a)	288,000	262,936
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	67,000	64,623
4.00%, 3/15/31(a)	342,000	310,478
Chart Industries, Inc. 7.50%, 1/1/30(a)	289,000	302,551
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	997,000	967,660
3.70%, 4/1/51	638,000	412,622
Chemours Co.
5.75%, 11/15/28(a)	784,000	744,355
8.00%, 1/15/33(a)	545,000	537,514
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	728,000	703,408
8.00%, 12/15/27(a)	308,000	306,080
6.88%, 4/15/29(a)	797,000	557,229
5.25%, 5/15/30(a)	756,000	640,823
4.75%, 2/15/31(a)	586,000	476,224
10.88%, 1/15/32(a)	697,000	714,214
Churchill Downs, Inc.
5.50%, 4/1/27(a)	140,000	139,551
4.75%, 1/15/28(a)	392,000	383,209
5.75%, 4/1/30(a)	449,000	444,698
Cinemark USA, Inc.
5.25%, 7/15/28(a)	451,000	441,831
7.00%, 8/1/32(a)	225,000	230,235
Civitas Resources, Inc.
8.38%, 7/1/28(a)	864,000	900,820
8.63%, 11/1/30(a)	627,000	660,139
8.75%, 7/1/31(a)	829,000	865,958
Clean Harbors, Inc. 4.88%, 7/15/27(a)	160,000	158,485
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	483,000	469,411
3.75%, 2/15/31(a)	585,000	522,130
Investments	Principal Amount	Value
Clue Opco LLC 9.50%, 10/15/31(a)	$325,000	$335,204
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	407,000	411,529
6.88%, 1/15/30(a)	176,000	179,344
8.75%, 4/15/30(a)	767,000	779,542
CNX Resources Corp. 7.38%, 1/15/31(a)	411,000	422,615
Cogent Communications Group LLC 3.50%, 5/1/26(a)	84,000	82,146
Coherent Corp. 5.00%, 12/15/29(a)	307,000	296,723
Coinbase Global, Inc.
3.38%, 10/1/28(a)	564,000	517,566
3.63%, 10/1/31(a)	349,000	302,679
CommScope LLC
8.25%, 3/1/27(a)	753,000	742,353
7.13%, 7/1/28(a)	589,000	559,692
4.75%, 9/1/29(a)	961,000	865,912
CommScope Technologies LLC 5.00%, 3/15/27(a)	584,000	551,149
Compass Minerals International, Inc. 6.75%, 12/1/27(a)	20,000	19,964
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)	211,000	219,134
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	361,000	349,735
CoreCivic, Inc. 8.25%, 4/15/29	164,000	174,084
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	738,000	716,617
7.50%, 12/15/33(a)	277,000	294,967
Credit Acceptance Corp. 9.25%, 12/15/28(a)	334,000	356,559
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	562,000	562,386
7.38%, 1/15/33(a)	525,000	515,056
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	134,000	123,885
Crown Americas LLC 5.25%, 4/1/30	207,000	204,062
CSC Holdings LLC
5.50%, 4/15/27(a)	795,000	738,531
5.38%, 2/1/28(a)	455,000	391,011
11.25%, 5/15/28(a)	730,000	712,330
4.13%, 12/1/30(a)	775,000	570,619
3.38%, 2/15/31(a)	551,000	393,524
4.50%, 11/15/31(a)	450,000	330,605
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	96,000	97,036
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	282,000	277,535

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	$264,000	$264,939
DaVita, Inc.
4.63%, 6/1/30(a)	959,000	890,106
3.75%, 2/15/31(a)	838,000	735,764
6.88%, 9/1/32(a)(b)	441,000	448,440
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	741,000	777,598
Delta Air Lines, Inc. 7.38%, 1/15/26	60,000	61,171
Directv Financing LLC 8.88%, 2/1/30(a)	528,000	515,786
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(a)	945,000	930,616
DT Midstream, Inc.
4.13%, 6/15/29(a)	190,000	180,338
4.38%, 6/15/31(a)	321,000	298,495
Dycom Industries, Inc. 4.50%, 4/15/29(a)	186,000	176,516
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	222,000	219,424
4.13%, 4/1/29(a)	234,000	218,203
Elanco Animal Health, Inc. 6.65%, 8/28/28	291,000	297,786
Elastic NV 4.13%, 7/15/29(a)	237,000	224,208
Element Solutions, Inc. 3.88%, 9/1/28(a)	13,000	12,373
Embecta Corp. 5.00%, 2/15/30(a)	108,000	99,569
Encompass Health Corp.
4.50%, 2/1/28	133,000	129,999
4.75%, 2/1/30(b)	106,000	102,774
Encore Capital Group, Inc. 8.50%, 5/15/30(a)	478,000	502,880
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	284,000	273,933
4.38%, 3/31/29(a)	510,000	478,198
Energy Transfer LP 8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	480,000	509,961
Enova International, Inc. 9.13%, 8/1/29(a)	345,000	364,292
Entegris, Inc. 5.95%, 6/15/30(a)	159,000	159,392
EQM Midstream Partners LP
6.50%, 7/1/27(a)	373,000	382,961
4.50%, 1/15/29(a)	497,000	484,501
4.75%, 1/15/31(a)	726,000	702,017
Esab Corp. 6.25%, 4/15/29(a)	88,000	89,580
Investments	Principal Amount	Value
Fair Isaac Corp. 4.00%, 6/15/28(a)	$158,000	$151,416
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	664,000	628,455
6.75%, 1/15/30(a)	876,000	816,183
FirstCash, Inc.
4.63%, 9/1/28(a)	376,000	363,276
5.63%, 1/1/30(a)	225,000	220,965
Fluor Corp. 4.25%, 9/15/28	60,000	57,390
Ford Motor Co.
3.25%, 2/12/32	608,000	507,250
5.29%, 12/8/46	535,000	441,839
Ford Motor Credit Co. LLC
4.95%, 5/28/27	326,000	322,544
7.35%, 11/4/27	255,000	265,532
6.80%, 11/7/28	305,000	316,606
5.80%, 3/8/29	345,000	345,771
5.11%, 5/3/29	540,000	525,167
4.00%, 11/13/30	342,000	311,123
6.13%, 3/8/34	487,000	475,210
Fortrea Holdings, Inc. 7.50%, 7/1/30(a)(b)	326,000	328,784
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	254,000	250,794
7.00%, 5/1/31(a)	300,000	307,734
7.00%, 6/15/32(a)	393,000	402,512
Gap, Inc.
3.63%, 10/1/29(a)	532,000	487,964
3.88%, 10/1/31(a)	508,000	448,084
Gates Corp. 6.88%, 7/1/29(a)	231,000	236,986
GCI LLC 4.75%, 10/15/28(a)	354,000	335,659
Gen Digital, Inc. 6.75%, 9/30/27(a)	222,000	226,261
GEO Group, Inc.
8.63%, 4/15/29	435,000	460,493
10.25%, 4/15/31	504,000	552,276
Glatfelter Corp. 4.75%, 11/15/29(a)(b)	367,000	334,659
Global Atlantic Fin Co. 4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)(c)	440,000	427,519
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)	314,000	297,170
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	163,000	163,747
4.00%, 1/15/31	381,000	355,957
5.63%, 9/15/34(b)	252,000	251,842
See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	$268,000	$248,819
Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	357,000	355,442
Graphic Packaging International LLC 6.38%, 7/15/32(a)	132,000	133,990
Griffon Corp. 5.75%, 3/1/28	511,000	506,534
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	393,000	375,035
6.38%, 1/15/30(a)	185,000	188,498
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)(b)	311,000	317,534
GXO Logistics, Inc.
6.25%, 5/6/29	99,000	102,458
6.50%, 5/6/34	300,000	310,444
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34(a)	441,000	442,001
Hanesbrands, Inc.
4.88%, 5/15/26(a)	431,000	431,751
9.00%, 2/15/31(a)	197,000	209,963
HealthEquity, Inc. 4.50%, 10/1/29(a)	247,000	234,737
Herc Holdings, Inc. 6.63%, 6/15/29(a)	320,000	324,945
Hess Midstream Operations LP
5.13%, 6/15/28(a)	246,000	243,063
6.50%, 6/1/29(a)	100,000	102,319
4.25%, 2/15/30(a)	352,000	332,419
Hillenbrand, Inc. 6.25%, 2/15/29	174,000	176,458
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	265,000	248,899
4.88%, 1/15/30	227,000	221,571
4.00%, 5/1/31(a)	468,000	429,611
3.63%, 2/15/32(a)	532,000	471,525
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	683,000	651,761
4.88%, 7/1/31(a)	335,000	306,004
6.63%, 1/15/32(a)	486,000	491,880
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	637,000	689,373
4.88%, 6/1/29(a)(b)	472,000	366,012
Hologic, Inc. 3.25%, 2/15/29(a)	222,000	205,526
Ingevity Corp. 3.88%, 11/1/28(a)	242,000	227,954
IQVIA, Inc. 5.00%, 5/15/27(a)	262,000	259,642
Iron Mountain, Inc. 4.88%, 9/15/27(a)	331,000	326,212
Investments	Principal Amount	Value
5.25%, 3/15/28(a)	$192,000	$189,675
5.25%, 7/15/30(a)	492,000	475,113
4.50%, 2/15/31(a)	545,000	505,791
5.63%, 7/15/32(a)	238,000	231,208
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	194,000	187,405
4.50%, 6/1/31(a)(b)	258,000	235,042
Kinetik Holdings LP 5.88%, 6/15/30(a)	177,000	176,753
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	250,000	243,664
4.75%, 6/15/29(a)	212,000	204,681
7.00%, 7/15/31(a)	170,000	176,957
Lamar Media Corp.
3.75%, 2/15/28	147,000	140,691
3.63%, 1/15/31	420,000	378,098
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	209,000	205,014
4.13%, 1/31/30(a)	451,000	421,160
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	783,955	878,688
11.00%, 11/15/29(a)	651,000	738,757
4.50%, 4/1/30(a)	868,000	719,728
10.50%, 5/15/30(a)	712,000	777,604
10.75%, 12/15/30(a)	342,000	384,713
Levi Strauss & Co. 3.50%, 3/1/31(a)	141,000	126,034
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	138,000	138,465
7.50%, 9/1/31(a)	196,000	204,641
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	425,000	415,512
Magnera Corp. 7.25%, 11/15/31(a)	399,000	401,124
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	312,000	293,857
Masterbrand, Inc. 7.00%, 7/15/32(a)	360,000	366,741
Matador Resources Co.
6.88%, 4/15/28(a)	261,000	266,887
6.50%, 4/15/32(a)	474,000	474,329
6.25%, 4/15/33(a)	366,000	361,187
Match Group Holdings II LLC
4.63%, 6/1/28(a)	205,000	198,236
3.63%, 10/1/31(a)	256,000	221,413
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	359,000	381,452
MGM Resorts International
5.50%, 4/15/27	509,000	508,928
4.75%, 10/15/28	228,000	221,729
6.50%, 4/15/32(b)	468,000	471,808

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
Midcap Financial Issuer Trust 6.50%, 5/1/28(a)	$681,000	$672,798
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	486,000	464,619
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	485,000	465,021
3.88%, 11/15/30(a)	713,000	643,102
Moog, Inc. 4.25%, 12/15/27(a)	114,000	109,824
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	1,152,000	1,039,010
4.63%, 8/1/29	633,000	491,637
3.50%, 3/15/31	946,000	648,707
Murphy Oil Corp. 6.00%, 10/1/32	388,000	376,365
Murphy Oil USA, Inc. 3.75%, 2/15/31(a)	268,000	240,025
Nabors Industries, Inc.
7.38%, 5/15/27(a)	869,000	871,754
9.13%, 1/31/30(a)	251,000	255,605
8.88%, 8/15/31(a)(b)	453,000	408,090
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	351,000	350,653
6.50%, 8/1/29(a)	100,000	100,741
5.13%, 12/15/30(a)	749,000	709,291
5.75%, 11/15/31(a)	293,000	285,657
Navient Corp.
5.00%, 3/15/27(b)	85,000	83,892
4.88%, 3/15/28(b)	273,000	264,684
5.50%, 3/15/29(b)	501,000	482,982
9.38%, 7/25/30(b)	334,000	364,676
11.50%, 3/15/31	357,000	405,609
NCL Corp. Ltd.
5.88%, 3/15/26(a)	100,000	100,086
5.88%, 2/15/27(a)	300,000	300,959
7.75%, 2/15/29(a)	390,000	414,555
6.75%, 2/1/32(a)	205,000	209,654
NCL Finance Ltd. 6.13%, 3/15/28(a)(b)	265,000	267,641
NCR Atleos Corp. 9.50%, 4/1/29(a)	571,000	623,597
NCR Voyix Corp. 5.00%, 10/1/28(a)	231,000	224,132
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/28(a)	312,000	297,233
Newell Brands, Inc.
5.70%, 4/1/26	429,000	428,945
6.63%, 9/15/29	428,000	436,605
6.63%, 5/15/32(b)	668,000	665,078
Investments	Principal Amount	Value
News Corp.
3.88%, 5/15/29(a)	$148,000	$140,115
5.13%, 2/15/32(a)	154,000	149,132
Nexstar Media, Inc.
5.63%, 7/15/27(a)(b)	875,000	866,128
4.75%, 11/1/28(a)	615,000	583,121
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	614,000	625,681
8.38%, 2/15/32(a)	920,000	935,345
Noble Finance II LLC 8.00%, 4/15/30(a)	849,000	858,517
Nordstrom, Inc. 4.38%, 4/1/30	303,000	278,244
NRG Energy, Inc.
5.25%, 6/15/29(a)	463,000	454,193
5.75%, 7/15/29(a)	288,000	284,915
3.63%, 2/15/31(a)	611,000	546,273
6.00%, 2/1/33(a)	462,000	457,368
6.25%, 11/1/34(a)	583,000	585,548
NuStar Logistics LP 6.38%, 10/1/30	337,000	344,401
Occidental Petroleum Corp.
8.88%, 7/15/30	210,000	242,511
5.38%, 1/1/32	792,000	786,277
5.55%, 10/1/34	793,000	783,655
6.45%, 9/15/36	777,000	814,576
6.20%, 3/15/40	301,000	305,805
6.60%, 3/15/46	573,000	595,253
Olin Corp. 5.00%, 2/1/30	349,000	332,286
ON Semiconductor Corp. 3.88%, 9/1/28(a)	152,000	143,951
OneMain Finance Corp.
7.13%, 3/15/26	590,000	602,335
6.63%, 1/15/28	305,000	310,617
5.38%, 11/15/29	750,000	733,561
7.88%, 3/15/30	578,000	608,311
4.00%, 9/15/30	652,000	587,851
7.13%, 11/15/31(b)	519,000	534,367
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	123,000	120,653
4.25%, 1/15/29(a)	70,000	65,852
4.63%, 3/15/30(a)(b)	376,000	352,079
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	299,000	298,998
7.25%, 5/15/31(a)(b)	496,000	489,889
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	308,000	309,759

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	$144,000	$144,430
Paramount Global
4.20%, 6/1/29	740,000	710,701
4.95%, 1/15/31	775,000	746,432
4.38%, 3/15/43	963,000	733,096
4.95%, 5/19/50	670,000	528,670
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,094,000	1,067,319
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	403,000	399,930
4.88%, 5/15/29(a)	397,000	379,807
Patrick Industries, Inc. 6.38%, 11/1/32(a)	326,000	323,790
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28(b)	523,000	505,909
7.88%, 9/15/30(a)	321,000	307,595
Penske Automotive Group, Inc. 3.75%, 6/15/29	98,000	91,376
Performance Food Group, Inc.
5.50%, 10/15/27(a)	81,000	80,724
4.25%, 8/1/29(a)	533,000	502,963
6.13%, 9/15/32(a)	181,000	182,327
Permian Resources Operating LLC
8.00%, 4/15/27(a)	84,000	86,133
5.88%, 7/1/29(a)	415,000	413,681
7.00%, 1/15/32(a)	495,000	508,880
Phinia, Inc. 6.75%, 4/15/29(a)	148,000	151,792
Post Holdings, Inc.
5.50%, 12/15/29(a)	828,000	811,715
4.63%, 4/15/30(a)(b)	846,000	795,118
4.50%, 9/15/31(a)	911,000	832,635
6.25%, 2/15/32(a)	174,000	175,658
6.38%, 3/1/33(a)	910,000	908,260
Prestige Brands, Inc. 3.75%, 4/1/31(a)	317,000	286,127
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	407,000	409,126
3.38%, 8/31/27(a)	440,000	418,376
6.25%, 1/15/28(a)(b)	378,000	378,779
Primo Water Holdings Inc/Triton Water Holdings, Inc. 4.38%, 4/30/29(a)	358,000	343,743
PROG Holdings, Inc. 6.00%, 11/15/29(a)	317,000	302,784
PTC, Inc. 4.00%, 2/15/28(a)	98,000	94,518
Investments	Principal Amount	Value
Quikrete Holdings, Inc. 6.38%, 3/1/32(a)	$205,000	$207,969
Range Resources Corp. 4.75%, 2/15/30(a)(b)	172,000	164,585
Regal Rexnord Corp.
6.05%, 4/15/28	182,000	186,361
6.30%, 2/15/30	495,000	515,199
6.40%, 4/15/33	391,000	406,185
Resideo Funding, Inc. 6.50%, 7/15/32(a)	145,000	146,429
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	174,000	170,559
6.50%, 4/1/32(a)	184,000	186,562
RLJ Lodging Trust LP
3.75%, 7/1/26(a)(b)	67,000	65,791
4.00%, 9/15/29(a)	264,000	242,529
ROBLOX Corp. 3.88%, 5/1/30(a)	353,000	325,121
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	255,000	242,797
Royal Caribbean Cruises Ltd.
5.50%, 4/1/28(a)	645,000	648,441
5.63%, 9/30/31(a)	165,000	164,162
6.25%, 3/15/32(a)	100,000	102,102
6.00%, 2/1/33(a)	117,000	118,374
Sabra Health Care LP 3.20%, 12/1/31	105,000	92,269
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32	302,000	306,507
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	509,000	501,057
Sealed Air Corp. 6.13%, 2/1/28(a)	119,000	120,134
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)	391,000	379,583
Sensata Technologies BV 4.00%, 4/15/29(a)	549,000	511,059
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	365,000	323,894
Service Corp. International
3.38%, 8/15/30	654,000	588,254
4.00%, 5/15/31	265,000	241,202
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(a)	134,000	136,546
Silgan Holdings, Inc. 4.13%, 2/1/28	111,000	107,183
Sinclair Television Group, Inc. 4.38%, 12/31/32(a)	495,000	312,414
Sirius XM Radio LLC
5.00%, 8/1/27(a)	539,000	531,593
4.00%, 7/15/28(a)	1,072,000	1,008,038

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
5.50%, 7/1/29(a)	$843,000	$826,054
4.13%, 7/1/30(a)(b)	872,000	784,197
3.88%, 9/1/31(a)(b)	483,000	419,254
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/28(a)	368,000	385,929
Six Flags Entertainment Corp. 7.25%, 5/15/31(a)	359,000	370,456
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 4/15/27	45,000	44,707
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada’s Wonderland Co. 6.63%, 5/1/32(a)	160,000	164,016
Skyworks Solutions, Inc. 3.00%, 6/1/31	139,000	120,231
SM Energy Co.
6.75%, 8/1/29(a)	469,000	469,908
7.00%, 8/1/32(a)(b)	464,000	465,022
Somnigroup International, Inc.
4.00%, 4/15/29(a)	492,000	459,095
3.88%, 10/15/31(a)	480,000	425,113
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	379,000	357,159
4.88%, 11/15/31(a)(b)	412,000	382,184
Southwestern Energy Co.
5.38%, 3/15/30	220,000	218,799
4.75%, 2/1/32	208,000	197,654
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	293,000	291,888
6.50%, 6/1/32(a)	108,000	110,575
Stagwell Global LLC 5.63%, 8/15/29(a)	665,000	644,619
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	249,000	243,209
7.25%, 4/1/29(a)	284,000	295,979
Station Casinos LLC
4.50%, 2/15/28(a)	510,000	492,947
4.63%, 12/1/31(a)	334,000	307,938
6.63%, 3/15/32(a)	100,000	100,986
StoneX Group, Inc. 7.88%, 3/1/31(a)	217,000	229,091
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)	393,000	413,046
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	312,000	290,435
Sunoco LP 7.25%, 5/1/32(a)	570,000	595,180
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29	357,000	342,252
Synchrony Financial 7.25%, 2/2/33	403,000	427,083
Investments	Principal Amount	Value
Talen Energy Supply LLC 8.63%, 6/1/30(a)	$301,000	$322,256
Talos Production, Inc.
9.00%, 2/1/29(a)	355,000	367,819
9.38%, 2/1/31(a)	470,000	484,670
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	330,000	320,831
TEGNA, Inc.
4.75%, 3/15/26(a)	181,000	179,931
4.63%, 3/15/28(b)	879,000	844,127
5.00%, 9/15/29	634,000	600,132
Teleflex, Inc. 4.25%, 6/1/28(a)	174,000	167,044
Tenet Healthcare Corp.
6.13%, 10/1/28	135,000	135,004
4.38%, 1/15/30	554,000	521,392
6.13%, 6/15/30	727,000	729,465
Tenneco, Inc. 8.00%, 11/17/28(a)	923,000	917,838
Terex Corp.
5.00%, 5/15/29(a)	227,000	218,952
6.25%, 10/15/32(a)	288,000	286,381
Thor Industries, Inc. 4.00%, 10/15/29(a)	306,000	282,890
TopBuild Corp. 4.13%, 2/15/32(a)	185,000	167,286
TransDigm, Inc.
6.75%, 8/15/28(a)	663,000	675,229
6.38%, 3/1/29(a)	566,000	574,279
4.88%, 5/1/29	782,000	747,929
6.63%, 3/1/32(a)	852,000	869,106
Transocean, Inc.
8.25%, 5/15/29(a)	684,000	675,314
8.75%, 2/15/30(a)	2,400	2,507
Travel & Leisure Co.
6.63%, 7/31/26(a)	120,000	121,685
4.50%, 12/1/29(a)	337,000	321,131
TreeHouse Foods, Inc. 4.00%, 9/1/28	354,000	325,056
TriNet Group, Inc. 3.50%, 3/1/29(a)	274,000	251,647
TTM Technologies, Inc. 4.00%, 3/1/29(a)	227,000	212,868
Twilio, Inc.
3.63%, 3/15/29	150,000	140,219
3.88%, 3/15/31	211,000	192,485
U.S. Foods, Inc.
6.88%, 9/15/28(a)	129,000	133,274
4.75%, 2/15/29(a)	231,000	223,975
4.63%, 6/1/30(a)(b)	245,000	233,990
5.75%, 4/15/33(a)	181,000	178,183
See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025
Investments	Principal Amount	Value
United Airlines, Inc.
4.38%, 4/15/26(a)	$470,000	$464,282
4.63%, 4/15/29(a)	966,000	932,130
United Natural Foods, Inc. 6.75%, 10/15/28(a)	381,000	378,468
United Rentals North America, Inc.
3.88%, 11/15/27	281,000	272,858
4.88%, 1/15/28	120,000	118,470
4.00%, 7/15/30	277,000	258,014
3.88%, 2/15/31	883,000	809,045
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	118,000	118,723
7.13%, 3/15/29(a)	506,000	520,514
Vail Resorts, Inc. 6.50%, 5/15/32(a)	110,000	112,452
Valvoline, Inc. 3.63%, 6/15/31(a)	288,000	252,733
VeriSign, Inc. 5.25%, 4/1/25	1,000	1,000
Vertiv Group Corp. 4.13%, 11/15/28(a)	184,000	177,055
VF Corp.
2.80%, 4/23/27(b)	162,000	153,289
2.95%, 4/23/30(b)	420,000	367,700
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	249,000	258,294
Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	452,000	411,563
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	256,000	253,511
4.38%, 5/1/29(a)	164,000	156,633
7.75%, 10/15/31(a)	609,000	644,036
6.88%, 4/15/32(a)	190,000	196,406
Vontier Corp.
1.80%, 4/1/26	74,000	71,601
2.95%, 4/1/31	243,000	212,083
Waste Pro USA, Inc. 7.00%, 2/1/33(a)	205,000	207,929
WESCO Distribution, Inc. 6.63%, 3/15/32(a)	258,000	263,762
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(c)	365,000	342,998
Williams Scotsman, Inc. 4.63%, 8/15/28(a)	650,000	632,508
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	415,000	358,768
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	209,000	201,452
XHR LP 4.88%, 6/1/29(a)	244,000	232,593
Investments	Principal Amount	Value
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	$557,000	$535,395
4.50%, 9/15/27(a)	331,000	316,603
7.25%, 1/15/29(a)(b)	530,000	527,201
XPO, Inc. 7.13%, 2/1/32(a)	86,000	89,339
Yum! Brands, Inc. 3.63%, 3/15/31	114,000	103,379
Zebra Technologies Corp. 6.50%, 6/1/32(a)	86,000	87,559
ZipRecruiter, Inc. 5.00%, 1/15/30(a)	363,000	329,266
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	340,000	315,498
Total United States		178,752,831
TOTAL CORPORATE BONDS (Cost: $177,691,421)		178,881,675
	Shares
MUTUAL FUND – 1.0%
United States – 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(d) (Cost: $1,886,326)	1,886,326	1,886,326

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
United States – 5.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $9,860,490)	9,860,490	9,860,490
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $189,438,237)		190,628,491
Other Liabilities less Assets – (3.1)%		(5,642,961)
NET ASSETS – 100.0%		$184,985,530

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,768,311 and the total market value of the collateral held by the Fund was $16,379,365. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,518,875.

(c)     Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(d)     Rate shown represents annualized 7-day yield as of February 28, 2025.

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (concluded) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) February 28, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	25	6/18/25	$(2,777,344)	$(35,152)
2 Year U.S. Treasury Note	156	6/30/25	(32,287,125)	(120,659)
5 Year U.S. Treasury Note	1,121	6/30/25	(120,997,937)	(1,122,347)
U.S. Treasury Ultra Long Term Bond	25	6/18/25	(3,103,125)	(73,688)
			$(159,165,531)	$(1,351,846)
Long Exposure
U.S. Treasury Long Bond	2	6/18/25	$236,187	$4,355
Ultra 10 Year U.S. Treasury Note	10	6/18/25	1,142,500	(177)
			$1,378,687	$4,178
Total – Net			$(157,786,844)	$(1,347,668)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$178,881,675	$—	$178,881,675
Mutual Fund	—	1,886,326	—	1,886,326
Investment of Cash Collateral for Securities Loaned	—	9,860,490	—	9,860,490
Total Investments in Securities	$—	$190,628,491	$—	$190,628,491
Financial Derivative Instruments
Futures Contracts[1]	$4,355	$—	$—	$4,355
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,352,023)	$—	$—	$(1,352,023)
Total – Net	$(1,347,668)	$190,628,491	$—	$189,280,823

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 25.9%
Federal Farm Credit Bank – 0.2%
5.00%, 7/30/26	$30,000	$30,394
1.00%, 10/7/26	150,000	142,707
1.23%, 9/10/29	100,000	87,590
Total Federal Farm Credit Bank		260,691
Federal Home Loan Bank – 0.2%
1.00%, 7/27/26, Series 0004	125,000	119,680
3.25%, 11/16/28	135,000	131,854
Total Federal Home Loan Bank		251,534
Federal Home Loan Mortgage Corp. – 7.5%
3.00%, 4/1/27	4,424	4,361
2.50%, 3/1/28	6,518	6,376
2.50%, 4/1/28	16,338	15,949
3.50%, 1/1/29	7,451	7,349
2.50%, 6/1/29	14,259	13,817
3.00%, 8/1/29	7,201	7,037
2.50%, 1/1/30	8,883	8,579
2.50%, 2/1/30	12,803	12,362
3.00%, 4/1/30	13,413	13,056
6.75%, 3/15/31	20,000	22,770
3.00%, 4/1/31	62,020	60,123
2.50%, 12/1/31	16,877	16,122
3.00%, 7/1/32	55,788	53,754
6.25%, 7/15/32	39,000	44,167
3.50%, 9/1/32	14,439	14,077
2.50%, 11/1/32	8,138	7,723
3.00%, 1/1/33	7,403	7,117
3.00%, 9/1/33	5,244	5,021
4.00%, 11/1/33	4,969	4,906
4.00%, 5/1/34	16,986	16,675
2.50%, 5/1/35	7,199	6,714
3.00%, 5/1/35	11,948	11,401
3.50%, 6/1/35	11,539	11,094
2.00%, 10/1/35	115,193	105,016
2.50%, 10/1/35	56,989	53,079
1.50%, 12/1/35	151,807	134,457
1.50%, 2/1/36	43,282	38,305
1.50%, 4/1/36	71,339	63,407
2.00%, 7/1/36	31,757	28,785
1.50%, 8/1/36	49,694	43,789
1.50%, 1/1/37	26,801	23,565
4.00%, 9/1/37	16,896	16,492
3.50%, 10/1/37	17,763	17,145
5.50%, 4/1/38	15,049	15,567
4.50%, 7/1/38	18,688	18,551
5.50%, 10/1/38	17,633	17,904
4.50%, 12/1/40	21,633	21,493
1.50%, 1/1/41	58,124	48,156
Investments in Long Securities	Principal Amount	Value
4.00%, 2/1/41	$33,017	$32,046
2.00%, 4/1/41	62,870	54,026
2.00%, 6/1/41	35,931	30,850
2.00%, 8/1/41	62,988	54,034
1.50%, 12/1/41	59,679	49,442
2.00%, 12/1/41	19,361	16,627
1.50%, 1/1/42	20,182	16,720
2.50%, 1/1/42	18,764	16,532
3.50%, 3/1/42	20,242	18,994
3.50%, 6/1/42	238,146	223,178
3.00%, 7/1/43	38,986	35,531
3.00%, 8/1/43	42,048	38,264
4.00%, 12/1/43	7,198	6,943
3.00%, 1/1/44	41,434	37,751
3.50%, 9/1/44	30,806	28,814
4.00%, 9/1/44	19,318	18,555
4.50%, 12/1/44	24,474	23,952
3.50%, 1/1/45	45,410	42,216
4.50%, 7/1/45	11,568	11,493
3.50%, 8/1/45	20,265	18,823
3.50%, 9/1/45	7,048	6,546
3.50%, 9/1/45	17,489	16,224
4.00%, 11/1/45	13,534	12,980
3.00%, 1/1/46	86,052	76,911
3.50%, 3/1/46	13,583	12,600
3.50%, 4/1/46	54,339	50,162
3.50%, 5/1/46	5,937	5,481
3.00%, 9/1/46	65,589	58,664
3.00%, 9/1/46	134,284	119,951
4.50%, 9/1/46	27,171	26,796
3.00%, 11/1/46	27,353	24,434
4.00%, 11/1/46	7,590	7,248
3.00%, 2/1/47	8,246	7,366
3.00%, 2/1/47	119,148	106,764
4.00%, 2/1/47	6,404	6,116
4.50%, 4/1/47	5,662	5,559
3.50%, 5/1/47	5,900	5,448
3.50%, 7/1/47	70,870	66,415
3.50%, 8/1/47	3,082	2,846
3.50%, 8/1/47	30,541	28,200
4.00%, 8/1/47	3,413	3,254
4.00%, 8/1/47	4,748	4,520
4.00%, 8/1/47	6,460	6,157
3.50%, 10/1/47	8,651	7,988
3.50%, 11/1/47	111,072	102,702
4.00%, 2/1/48	4,199	3,998
4.00%, 2/1/48	8,533	8,135
4.00%, 7/1/48	58,926	56,386
5.00%, 3/1/49	23,034	23,089
3.50%, 7/1/49	20,687	19,048

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.50%, 8/1/49	$28,735	$26,422
4.00%, 8/1/49	46,230	43,977
2.50%, 9/1/49	76,609	64,844
3.00%, 10/1/49	73,403	64,881
5.00%, 10/1/49	8,238	8,253
3.00%, 12/1/49	40,737	36,164
3.00%, 12/1/49	207,201	183,940
3.00%, 2/1/50	44,132	39,110
3.50%, 4/1/50	41,683	38,489
3.50%, 4/1/50	48,630	44,776
4.00%, 5/1/50	57,050	54,349
2.50%, 6/1/50	48,739	41,392
2.50%, 6/1/50	158,247	134,392
3.00%, 6/1/50	23,538	20,963
3.00%, 6/1/50	59,515	52,554
2.50%, 7/1/50	38,186	32,418
2.50%, 7/1/50	70,529	60,079
2.00%, 8/1/50	334,792	271,268
2.50%, 8/1/50	47,116	39,818
2.50%, 8/1/50	87,895	75,096
1.50%, 11/1/50	74,047	56,507
2.00%, 11/1/50	50,935	41,172
1.50%, 12/1/50	26,104	19,918
1.50%, 12/1/50	38,086	29,118
1.50%, 1/1/51	37,882	28,902
2.00%, 1/1/51	238,752	192,839
2.50%, 1/1/51	57,982	48,911
4.50%, 1/1/51	36,985	36,274
2.00%, 3/1/51	109,430	88,924
2.50%, 3/1/51	30,388	25,624
1.50%, 4/1/51	234,283	178,694
2.50%, 5/1/51	72,670	60,825
2.50%, 5/1/51	237,743	200,305
3.00%, 7/1/51	86,925	76,872
2.50%, 9/1/51	38,843	32,672
2.00%, 10/1/51	256,270	206,390
2.00%, 10/1/51	467,937	376,567
2.50%, 10/1/51	115,347	96,986
2.50%, 10/1/51	115,459	98,202
1.50%, 11/1/51	23,491	17,899
2.00%, 12/1/51	80,312	64,966
2.50%, 12/1/51	123,096	103,425
2.00%, 1/1/52	96,079	77,297
2.50%, 1/1/52	42,836	36,004
2.50%, 2/1/52	243,621	205,972
3.50%, 2/1/52	86,513	78,842
3.00%, 3/1/52	42,392	37,041
2.50%, 4/1/52	156,764	132,433
3.00%, 4/1/52	125,218	109,411
3.50%, 5/1/52	39,558	35,944
Investments in Long Securities	Principal Amount	Value
3.50%, 5/1/52	$41,355	$37,777
3.00%, 6/1/52	43,052	37,578
4.00%, 6/1/52	40,125	37,731
4.00%, 6/1/52	74,151	70,090
5.00%, 7/1/52	79,888	79,404
2.00%, 8/1/52	163,945	131,882
4.50%, 8/1/52	23,162	22,367
4.50%, 9/1/52	85,794	82,843
5.00%, 9/1/52	41,977	41,615
4.00%, 10/1/52	70,124	66,392
4.50%, 10/1/52	22,418	21,645
3.50%, 12/1/52	88,047	79,991
4.50%, 1/1/53	22,448	21,664
4.50%, 1/1/53	23,697	22,876
5.50%, 2/1/53	20,690	20,995
5.00%, 4/1/53	44,428	43,855
5.00%, 4/1/53	203,071	200,427
5.50%, 4/1/53	21,790	21,880
5.00%, 5/1/53	44,618	44,027
5.50%, 5/1/53	22,707	22,802
5.50%, 6/1/53	299,963	301,230
5.00%, 7/1/53	45,006	44,389
3.00%, 9/1/53	92,918	81,135
5.50%, 9/1/53	332,749	333,613
6.00%, 9/1/53	195,838	199,159
6.50%, 10/1/53	131,715	135,835
5.00%, 11/1/53	46,904	46,250
3.50%, 12/1/53	23,913	21,700
6.00%, 12/1/53	67,401	69,081
6.00%, 12/1/53	161,671	164,413
4.50%, 1/1/54	47,054	45,361
6.00%, 2/1/54	67,345	69,070
6.50%, 2/1/54	18,323	18,895
6.50%, 2/1/54	21,572	22,443
5.00%, 3/1/54	91,671	90,744
6.50%, 3/1/54	57,864	59,671
5.50%, 11/1/54	96,659	96,831
5.00%, 12/1/54	49,146	48,379
Total Federal Home Loan Mortgage Corp.		9,757,201
Federal National Mortgage Association – 10.1%
4.00%, 9/1/25	439	438
5.50%, 10/1/25	1,410	1,408
4.00%, 7/1/26	26	25
1.88%, 9/24/26	74,000	71,632
3.50%, 10/1/26	7,473	7,400
3.00%, 11/1/26	3,183	3,139
3.50%, 12/1/26	696	690
3.00%, 2/1/27	10,927	10,767
3.00%, 6/1/27	9,977	9,819
3.00%, 9/1/27	5,333	5,238

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
2.50%, 8/1/28	$5,596	$5,451
3.00%, 9/1/28	5,046	4,944
3.00%, 11/1/28	3,305	3,236
7.25%, 5/15/30	115,000	132,104
3.50%, 4/1/31	9,744	9,542
2.50%, 6/1/31	6,987	6,685
2.50%, 7/1/31	7,588	7,251
3.00%, 8/1/31	42,603	41,465
2.50%, 10/1/31	8,395	8,025
2.50%, 10/1/31	156,944	149,927
3.50%, 11/1/31	13,054	12,860
2.50%, 4/1/32	9,255	8,852
2.50%, 9/1/32	26,479	25,238
3.50%, 1/1/33	7,165	6,985
3.50%, 2/1/33	16,250	15,925
3.00%, 6/1/33	46,744	44,659
5.00%, 10/1/33	58,166	59,112
6.00%, 2/1/34	19,454	20,210
4.00%, 3/1/34	3,864	3,838
3.00%, 6/1/34	4,982	4,758
4.00%, 8/1/34	5,645	5,533
3.00%, 1/1/35	6,388	6,080
2.50%, 8/1/35	13,784	13,093
2.00%, 9/1/35	40,487	36,972
2.00%, 10/1/35	45,117	41,143
1.50%, 12/1/35	55,232	48,920
2.00%, 12/1/35	180,286	164,238
3.50%, 1/1/36	6,178	5,930
2.00%, 3/1/36	13,469	12,261
1.50%, 4/1/36	91,514	80,874
3.00%, 4/1/36	13,245	12,464
2.00%, 6/1/36	47,442	43,147
3.50%, 7/1/36	15,262	14,633
3.00%, 9/1/36	64,314	60,374
2.00%, 10/1/36	101,118	91,608
1.50%, 11/1/36	125,275	110,301
2.00%, 11/1/36	230,957	209,200
1.50%, 12/1/36	97,406	85,740
2.00%, 1/1/37	17,361	15,721
2.00%, 3/1/37	35,785	32,321
2.50%, 3/1/37	34,805	32,223
1.50%, 4/1/37	18,821	16,534
2.00%, 4/1/37	18,429	16,645
3.00%, 4/1/37	38,498	36,915
2.00%, 6/1/37	57,806	52,352
2.00%, 6/1/37	70,806	64,350
3.50%, 7/1/37	14,048	13,418
3.00%, 9/1/37	19,408	18,424
Investments in Long Securities	Principal Amount	Value
4.00%, 10/1/37	$16,808	$16,407
3.50%, 4/1/38	7,822	7,449
4.50%, 9/1/39	7,056	7,014
4.50%, 8/1/40	14,626	14,513
2.00%, 9/1/40	13,484	11,635
2.50%, 9/1/40	45,850	40,814
4.50%, 9/1/40	133,322	132,295
5.50%, 9/1/40	26,246	27,070
2.50%, 12/1/40	25,265	22,466
3.50%, 2/1/41	136,809	128,472
2.00%, 3/1/41	16,933	14,557
2.00%, 5/1/41	57,283	49,204
1.50%, 6/1/41	37,507	31,073
2.50%, 10/1/41	90,122	79,487
2.00%, 11/1/41	113,197	96,980
3.00%, 2/1/42	18,304	16,876
2.00%, 4/1/42	60,850	51,961
3.50%, 6/1/42	4,972	4,659
5.00%, 11/1/42	19,013	19,078
3.00%, 1/1/43	43,785	39,956
3.00%, 4/1/43	32,962	29,995
3.00%, 5/1/43	27,454	24,986
3.00%, 6/1/43	53,708	48,886
4.00%, 6/1/43	3,144	3,045
4.00%, 11/1/43	5,677	5,469
4.00%, 9/1/44	28,345	27,192
4.00%, 12/1/44	63,831	61,499
3.50%, 2/1/45	48,445	45,400
3.50%, 4/1/45	30,359	28,163
3.50%, 6/1/45	51,383	47,667
4.00%, 6/1/45	22,071	21,264
3.50%, 12/1/45	29,105	27,000
3.50%, 2/1/46	14,798	13,728
3.50%, 4/1/46	5,211	4,811
3.00%, 5/1/46	33,759	30,155
3.50%, 5/1/46	11,261	10,396
4.00%, 7/1/46	8,366	7,980
3.00%, 9/1/46	19,002	16,974
4.00%, 10/1/46	9,386	8,951
2.50%, 11/1/46	7,181	6,196
3.00%, 11/1/46	12,075	10,792
3.00%, 11/1/46	39,983	35,778
3.00%, 11/1/46	76,848	68,646
4.00%, 2/1/47	7,224	6,891
4.00%, 5/1/47	6,102	5,810
4.00%, 5/1/47	11,118	10,585
4.00%, 8/1/47	6,414	6,106
3.50%, 11/1/47	7,426	6,849

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.00%, 12/1/47	$44,476	$39,729
3.50%, 1/1/48	7,873	7,260
4.00%, 1/1/48	41,264	39,289
4.00%, 4/1/48	155,805	148,423
4.50%, 5/1/48	13,005	12,724
4.50%, 6/1/48	100,668	98,495
4.50%, 7/1/48	20,377	19,937
4.00%, 9/1/48	55,831	53,186
4.00%, 11/1/48	67,037	63,828
5.00%, 5/1/49	30,436	30,509
3.00%, 9/1/49	88,985	79,137
4.00%, 9/1/49	50,894	48,412
4.00%, 10/1/49	8,228	7,827
5.00%, 11/1/49	28,116	28,188
2.50%, 1/1/50	48,991	41,467
4.50%, 3/1/50	52,967	51,974
5.00%, 3/1/50	17,780	17,835
3.00%, 4/1/50	75,603	66,784
3.50%, 4/1/50	6,749	6,191
3.50%, 5/1/50	101,029	93,109
4.00%, 5/1/50	38,424	36,440
2.00%, 6/1/50	166,661	134,820
2.50%, 6/1/50	184,121	155,658
2.50%, 7/1/50	33,621	28,543
2.50%, 7/1/50	56,583	47,836
2.50%, 7/1/50	63,142	53,361
3.00%, 7/1/50	101,918	90,185
2.00%, 8/1/50	179,333	145,984
2.50%, 8/1/50	69,290	58,557
2.50%, 8/1/50	80,053	67,628
3.00%, 8/1/50	24,869	22,160
2.00%, 9/1/50	88,518	72,266
2.00%, 9/1/50	208,466	168,766
2.00%, 9/1/50	328,214	265,506
2.50%, 9/1/50	69,123	59,093
2.50%, 9/1/50	167,468	143,362
2.00%, 11/1/50	156,346	126,329
1.50%, 12/1/50	29,174	22,261
1.50%, 12/1/50	63,921	48,775
2.00%, 12/1/50	86,047	69,527
2.00%, 12/1/50	189,553	154,149
2.00%, 12/1/50	361,232	293,573
3.00%, 12/1/50	50,330	44,342
1.50%, 1/1/51	34,063	25,989
1.50%, 2/1/51	30,866	23,592
2.50%, 2/1/51	349,001	294,293
1.50%, 3/1/51	26,302	20,185
1.50%, 3/1/51	27,304	20,827
1.50%, 3/1/51	72,834	55,558
2.00%, 3/1/51	229,991	188,371
Investments in Long Securities	Principal Amount	Value
2.00%, 3/1/51	$238,374	$194,390
2.00%, 4/1/51	18,195	14,774
2.50%, 4/1/51	154,115	129,894
2.50%, 5/1/51	234,158	197,342
2.50%, 6/1/51	182,637	155,083
2.00%, 7/1/51	122,552	98,792
2.50%, 8/1/51	202,951	170,771
2.00%, 9/1/51	385,122	309,922
2.50%, 9/1/51	120,520	101,373
2.50%, 9/1/51	140,933	118,054
3.50%, 9/1/51	42,776	39,000
2.00%, 10/1/51	690,827	555,935
1.50%, 11/1/51	63,627	48,525
3.00%, 11/1/51	93,855	82,577
2.00%, 12/1/51	603,112	484,972
3.00%, 12/1/51	93,076	81,234
2.50%, 1/1/52	155,914	132,630
3.00%, 1/1/52	68,903	60,122
2.00%, 2/1/52	72,138	58,805
2.00%, 2/1/52	164,921	132,681
2.50%, 2/1/52	64,592	54,085
2.50%, 3/1/52	176,758	149,334
2.50%, 4/1/52	40,615	34,336
3.00%, 5/1/52	112,689	99,183
3.50%, 5/1/52	26,630	24,259
3.00%, 6/1/52	48,263	42,218
3.50%, 6/1/52	83,570	76,339
4.00%, 7/1/52	42,378	39,968
4.50%, 8/1/52	41,704	40,218
2.50%, 9/1/52	95,079	79,974
4.00%, 9/1/52	123,605	116,100
5.00%, 9/1/52	40,450	39,968
4.00%, 10/1/52	106,203	99,755
4.00%, 11/1/52	87,237	82,022
4.50%, 11/1/52	64,964	62,705
4.50%, 11/1/52	82,189	79,776
5.50%, 11/1/52	20,982	21,151
4.50%, 12/1/52	23,062	22,270
5.50%, 12/1/52	62,181	62,664
5.00%, 1/1/53	30,304	29,925
5.50%, 1/1/53	23,117	23,290
4.50%, 2/1/53	64,878	62,601
5.00%, 2/1/53	111,383	109,949
5.50%, 2/1/53	21,486	21,784
5.50%, 2/1/53	42,013	42,550
6.00%, 3/1/53	64,188	65,508
5.50%, 4/1/53	30,883	31,014
4.50%, 7/1/53	31,925	30,776
5.50%, 7/1/53	21,649	21,735
5.00%, 8/1/53	22,799	22,495

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.00%, 8/1/53	$45,921	$45,328
5.50%, 8/1/53	93,239	94,406
6.00%, 9/1/53	20,334	20,679
6.00%, 11/1/53	22,400	22,934
6.50%, 11/1/53	18,321	18,893
6.00%, 12/1/53	93,695	95,473
6.50%, 1/1/54	39,100	40,377
5.00%, 4/1/54	141,203	139,001
6.50%, 4/1/54	51,701	53,275
5.50%, 6/1/54	115,954	116,159
5.50%, 7/1/54	33,351	33,638
6.00%, 8/1/54	46,816	47,693
6.50%, 8/1/54	70,106	73,007
5.00%, 9/1/54	24,379	24,029
6.00%, 10/1/54	48,031	49,362
5.50%, 11/1/54	48,797	48,961
5.50%, 11/1/54	49,481	50,015
Total Federal National Mortgage Association		13,176,515
Government National Mortgage Association – 6.0%
2.50%, 7/20/28	16,593	16,155
2.00%, 5/20/36	27,692	24,900
5.00%, 2/20/43	14,641	14,899
5.00%, 4/20/44	34,173	34,671
3.50%, 7/20/44	39,241	36,721
5.00%, 7/20/44	5,953	6,042
5.00%, 8/20/44	5,593	5,677
4.50%, 9/20/44	20,740	20,499
3.50%, 10/20/44	25,400	23,769
3.00%, 1/20/45	8,792	7,977
4.00%, 4/20/45	52,029	50,144
3.00%, 7/20/45	65,179	59,080
3.50%, 12/20/45	11,796	10,994
3.50%, 1/20/46	47,911	44,655
3.00%, 5/20/46	157,699	142,926
2.50%, 10/20/46	46,741	40,687
3.00%, 12/20/46	5,696	5,159
4.00%, 12/20/46	13,029	12,511
4.00%, 1/20/47	11,592	11,132
4.50%, 1/20/47	15,271	15,069
3.00%, 2/20/47	36,825	33,313
3.50%, 3/20/47	39,803	36,975
3.50%, 4/20/47	21,308	19,794
4.00%, 4/20/47	62,112	59,425
4.00%, 7/20/47	57,036	54,594
4.00%, 8/20/47	12,101	11,582
3.50%, 9/20/47	67,203	62,427
4.50%, 10/20/47	5,255	5,175
3.50%, 1/20/48	80,889	75,140
4.00%, 1/20/48	23,120	22,120
3.00%, 2/20/48	104,761	94,448
3.50%, 2/20/48	35,590	33,060
Investments in Long Securities	Principal Amount	Value
3.50%, 3/20/48	$11,657	$10,828
3.50%, 4/20/48	20,808	19,330
3.50%, 6/20/48	34,378	31,928
3.50%, 7/20/48	29,472	27,372
4.00%, 9/20/48	18,419	17,589
4.50%, 9/20/48	10,433	10,234
3.50%, 10/20/48	91,720	85,184
4.50%, 1/20/49	10,566	10,364
3.50%, 3/20/49	5,207	4,836
4.00%, 3/20/49	18,824	17,969
4.50%, 3/20/49	4,914	4,820
5.00%, 3/20/49	9,180	9,198
4.00%, 4/20/49	7,905	7,537
4.50%, 4/20/49	27,808	27,276
3.50%, 7/20/49	29,350	27,203
3.50%, 8/20/49	17,224	15,964
3.00%, 9/20/49	46,610	41,820
3.00%, 10/20/49	55,437	49,725
4.00%, 10/20/49	21,438	20,452
2.50%, 11/20/49	32,895	28,371
3.00%, 1/20/50	5,283	4,738
3.50%, 1/20/50	3,765	3,490
4.50%, 1/20/50	7,638	7,492
3.00%, 5/20/50	20,186	18,040
2.50%, 6/20/50	26,971	23,197
3.00%, 6/20/50	37,677	33,730
3.50%, 7/20/50	44,255	41,017
5.00%, 7/20/50	36,262	36,517
2.00%, 8/20/50	55,682	45,842
2.50%, 8/20/50	55,339	47,252
2.50%, 9/20/50	35,160	30,223
3.00%, 9/20/50	65,101	58,248
4.00%, 9/20/50	30,942	29,518
2.50%, 10/20/50	24,174	20,776
2.00%, 11/20/50	275,244	226,332
2.50%, 11/20/50	46,982	40,371
3.00%, 11/20/50	59,931	53,608
2.50%, 12/20/50	140,927	121,075
2.00%, 3/20/51	229,814	188,996
2.50%, 3/20/51	313,424	269,119
3.00%, 7/20/51	47,988	42,799
2.00%, 8/20/51	36,506	30,053
2.50%, 8/20/51	172,674	148,198
3.00%, 8/20/51	50,834	45,318
1.50%, 9/20/51	19,324	15,130
2.00%, 9/20/51	369,708	304,328
2.50%, 9/20/51	329,222	282,531
3.00%, 9/20/51	170,107	151,663
2.00%, 10/20/51	140,045	115,268
2.00%, 11/20/51	258,759	212,743
See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
2.50%, 11/20/51	$68,269	$58,577
2.00%, 1/20/52	27,895	22,930
3.50%, 2/20/52	19,612	18,085
2.00%, 3/20/52	81,724	67,183
2.50%, 4/20/52	59,851	51,343
3.00%, 4/20/52	80,168	71,455
3.00%, 5/20/52	89,593	79,855
3.50%, 6/20/52	90,054	83,038
4.50%, 7/20/52	272,622	264,366
4.00%, 8/20/52	42,205	39,922
3.50%, 9/20/52	21,072	19,426
4.00%, 9/20/52	157,649	149,121
4.50%, 9/20/52	41,944	40,674
4.00%, 10/20/52	21,506	20,343
5.00%, 12/20/52	62,793	62,313
5.50%, 12/20/52	46,092	46,469
5.00%, 2/20/53	233,632	231,676
4.50%, 4/20/53	44,909	43,484
5.00%, 5/20/53	66,709	66,074
5.00%, 7/20/53	45,418	44,986
6.00%, 7/20/53	164,007	167,253
4.00%, 11/20/53	23,165	21,912
6.50%, 12/20/53	14,939	15,247
5.50%, 3/20/54	22,340	22,420
5.00%, 4/15/54(a)	25,000	24,669
5.50%, 4/15/54(a)	25,000	25,051
6.50%, 4/15/54(a)	25,000	25,488
6.00%, 4/20/54	21,669	21,987
6.00%, 8/20/54	49,178	49,899
5.00%, 10/20/54	49,576	48,960
2.50%, 3/20/55(a)	125,000	107,193
3.50%, 3/20/55(a)	75,000	68,843
4.50%, 3/20/55(a)	150,000	144,887
5.00%, 3/20/55(a)	150,000	148,090
5.50%, 3/20/55(a)	675,000	676,974
6.00%, 3/20/55(a)	275,000	278,795
6.50%, 3/20/55(a)	200,000	204,017
7.00%, 3/20/55(a)	50,000	51,376
Total Government National Mortgage Association		7,791,713
Tennessee Valley Authority – 0.1%
4.65%, 6/15/35	50,000	51,038
5.25%, 9/15/39	30,000	31,949
4.25%, 9/15/52	9,000	7,989
Total Tennessee Valley Authority		90,976
Uniform Mortgage-Backed Securities – 1.8%
4.50%, 3/1/40(a)	25,000	24,814
5.00%, 3/1/40(a)	50,000	50,277
5.50%, 3/1/40(a)	25,000	25,384
6.50%, 4/1/54(a)	25,000	25,729
2.00%, 3/1/55(a)	50,000	40,058
Investments in Long Securities	Principal Amount	Value
2.50%, 3/1/55(a)	$50,000	$41,838
3.00%, 3/1/55(a)	25,000	21,803
3.50%, 3/1/55(a)	100,000	90,714
4.00%, 3/1/55(a)	100,000	93,786
4.50%, 3/1/55(a)	125,000	120,457
5.00%, 3/1/55(a)	125,000	122,997
5.50%, 3/1/55(a)	250,000	250,323
6.00%, 3/1/55(a)	650,000	660,634
6.50%, 3/1/55(a)	375,000	386,325
7.00%, 3/1/55(a)	200,000	209,523
5.00%, 4/1/55(a)	25,000	24,588
5.50%, 4/1/55(a)	75,000	75,041
6.00%, 4/1/55(a)	75,000	76,149
Total Uniform Mortgage-Backed Securities		2,340,440
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $35,511,514)		33,669,070
U.S. GOVERNMENT OBLIGATIONS – 43.3%
U.S. Treasury Bonds – 8.8%
4.38%, 2/15/38	100,000	101,117
4.50%, 5/15/38	100,000	102,383
1.13%, 5/15/40	250,000	159,258
4.38%, 5/15/40	90,000	89,895
1.13%, 8/15/40	155,000	97,820
1.38%, 11/15/40	240,000	157,013
1.88%, 2/15/41	220,000	155,581
2.25%, 5/15/41	295,000	220,236
1.75%, 8/15/41	330,000	225,302
2.00%, 11/15/41	325,000	229,887
2.38%, 2/15/42	650,000	486,332
3.13%, 2/15/42	520,000	436,800
3.00%, 5/15/42	250,000	205,391
3.25%, 5/15/42	210,000	178,894
2.75%, 8/15/42	50,000	39,375
3.13%, 2/15/43	70,000	57,941
3.88%, 5/15/43	310,000	285,394
4.38%, 8/15/43	180,000	176,934
3.75%, 11/15/43	175,000	157,650
4.50%, 2/15/44	480,000	478,463
3.38%, 5/15/44	130,000	110,561
4.63%, 5/15/44	220,000	222,681
3.13%, 8/15/44	155,000	126,289
4.13%, 8/15/44	90,000	85,155
3.00%, 11/15/44	230,000	183,191
4.63%, 11/15/44	70,000	70,777
2.50%, 2/15/45	180,000	131,316
4.75%, 2/15/45	70,000	72,111
3.00%, 5/15/45	185,000	146,771
2.50%, 5/15/46	395,000	283,474
2.25%, 8/15/46	200,000	136,219
3.00%, 2/15/47	250,000	194,922

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.00%, 5/15/47	$15,000	$11,665
2.75%, 8/15/47	50,000	37,031
2.75%, 11/15/47	100,000	73,898
3.00%, 2/15/48	75,000	57,938
3.13%, 5/15/48	40,000	31,531
3.38%, 11/15/48	480,000	394,500
3.00%, 2/15/49	70,000	53,681
2.88%, 5/15/49	280,000	209,300
2.38%, 11/15/49	285,000	191,373
2.00%, 2/15/50	295,000	181,517
1.25%, 5/15/50	90,000	45,464
1.38%, 8/15/50	200,000	103,797
1.63%, 11/15/50	230,000	127,470
1.88%, 2/15/51	500,000	295,195
2.38%, 5/15/51	500,000	332,695
2.00%, 8/15/51	100,000	60,625
1.88%, 11/15/51	685,000	401,581
2.25%, 2/15/52	200,000	128,500
2.88%, 5/15/52	150,000	110,883
3.00%, 8/15/52	375,000	284,180
3.63%, 2/15/53	450,000	385,629
3.63%, 5/15/53	325,000	278,738
4.13%, 8/15/53	250,000	234,492
4.75%, 11/15/53	150,000	155,918
4.25%, 2/15/54	310,000	297,455
4.63%, 5/15/54	485,000	495,496
4.25%, 8/15/54	165,000	158,632
4.50%, 11/15/54	480,000	481,500
4.63%, 2/15/55	110,000	112,750
Total U.S. Treasury Bonds		11,538,567
U.S. Treasury Notes – 34.5%
0.75%, 3/31/26	160,000	154,391
2.25%, 3/31/26	360,000	353,032
4.50%, 3/31/26	750,000	753,032
3.75%, 4/15/26	180,000	179,321
0.75%, 4/30/26	295,000	283,932
4.88%, 4/30/26	445,000	448,876
1.63%, 5/15/26	255,000	247,738
3.63%, 5/15/26	65,000	64,657
0.88%, 6/30/26	100,000	95,932
0.63%, 7/31/26	380,000	362,373
1.88%, 7/31/26	255,000	247,494
4.38%, 7/31/26	415,000	416,913
1.50%, 8/15/26	500,000	482,324
0.75%, 8/31/26	490,000	466,916
1.38%, 8/31/26	235,000	226,054
3.75%, 8/31/26	580,000	577,598
3.50%, 9/30/26	410,000	406,765
4.63%, 10/15/26	200,000	201,859
1.13%, 10/31/26	45,000	42,926
4.13%, 10/31/26	465,000	465,799
Investments in Long Securities	Principal Amount	Value
1.25%, 11/30/26	$525,000	$500,852
1.63%, 11/30/26	310,000	297,697
4.25%, 11/30/26	330,000	331,315
4.38%, 12/15/26	350,000	352,174
1.25%, 12/31/26	465,000	442,676
1.75%, 12/31/26	295,000	283,465
4.13%, 1/31/27	340,000	340,757
2.25%, 2/15/27	345,000	333,788
4.13%, 2/15/27	100,000	100,250
4.13%, 2/28/27	310,000	310,817
4.25%, 3/15/27	650,000	653,275
0.63%, 3/31/27	350,000	326,785
4.50%, 4/15/27	150,000	151,553
0.50%, 4/30/27	160,000	148,569
2.75%, 4/30/27	220,000	214,448
2.38%, 5/15/27	230,000	222,246
4.50%, 5/15/27	235,000	237,543
0.50%, 5/31/27	360,000	333,323
2.63%, 5/31/27	135,000	131,098
0.50%, 6/30/27	670,000	618,729
4.38%, 7/15/27	350,000	353,145
0.38%, 7/31/27	135,000	123,915
3.75%, 8/15/27	420,000	417,802
0.50%, 8/31/27	350,000	321,371
3.38%, 9/15/27	350,000	345,051
0.50%, 10/31/27	300,000	273,902
2.25%, 11/15/27	250,000	239,053
4.13%, 11/15/27	270,000	271,023
0.63%, 11/30/27	390,000	356,378
4.00%, 12/15/27	280,000	280,263
0.63%, 12/31/27	730,000	665,213
4.25%, 1/15/28	285,000	287,149
0.75%, 1/31/28	450,000	410,520
3.50%, 1/31/28	550,000	542,932
2.75%, 2/15/28	200,000	193,297
4.25%, 2/15/28	260,000	262,062
1.25%, 4/30/28	695,000	639,156
2.88%, 5/15/28	460,000	444,906
1.25%, 5/31/28	520,000	477,120
1.25%, 6/30/28	525,000	480,621
1.00%, 7/31/28	850,000	769,848
1.13%, 8/31/28	565,000	512,693
1.25%, 9/30/28	850,000	773,102
1.38%, 10/31/28	375,000	341,924
1.50%, 11/30/28	800,000	731,312
1.38%, 12/31/28	500,000	453,789
3.75%, 12/31/28	300,000	297,340
1.75%, 1/31/29	300,000	275,766
4.00%, 1/31/29	365,000	365,000
1.88%, 2/28/29	565,000	521,036
4.25%, 2/28/29	295,000	297,662

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
2.38%, 3/31/29	$300,000	$281,730
4.13%, 3/31/29	115,000	115,508
2.88%, 4/30/29	100,000	95,711
2.38%, 5/15/29	315,000	295,349
2.75%, 5/31/29	460,000	437,611
4.50%, 5/31/29	210,000	214,036
3.25%, 6/30/29	155,000	150,332
4.25%, 6/30/29	405,000	408,844
4.00%, 7/31/29	295,000	294,954
3.63%, 8/31/29	390,000	383,998
4.00%, 10/31/29	550,000	549,527
4.13%, 10/31/29	320,000	321,550
1.75%, 11/15/29	410,000	371,050
4.13%, 11/30/29	275,000	276,461
3.50%, 1/31/30	175,000	170,980
4.25%, 1/31/30	345,000	348,639
1.50%, 2/15/30	215,000	190,787
4.00%, 2/28/30	325,000	324,924
4.00%, 2/28/30	440,000	419,959
3.63%, 3/31/30	200,000	196,305
3.50%, 4/30/30	500,000	487,617
0.63%, 5/15/30	275,000	231,312
3.75%, 5/31/30	450,000	443,936
3.75%, 6/30/30	100,000	98,629
4.00%, 7/31/30	106,000	105,797
0.63%, 8/15/30	180,000	150,089
4.63%, 9/30/30	100,000	102,832
0.88%, 11/15/30	225,000	188,982
4.38%, 11/30/30	500,000	508,027
3.75%, 12/31/30	400,000	393,547
4.00%, 1/31/31	275,000	274,065
1.13%, 2/15/31	605,000	512,619
4.13%, 3/31/31	265,000	265,714
4.63%, 4/30/31	410,000	422,188
1.63%, 5/15/31	650,000	563,316
4.63%, 5/31/31	250,000	257,432
4.25%, 6/30/31	380,000	383,488
4.13%, 7/31/31	550,000	551,225
1.25%, 8/15/31	295,000	247,812
3.75%, 8/31/31	400,000	392,250
3.63%, 9/30/31	320,000	311,425
4.13%, 10/31/31	150,000	150,246
1.38%, 11/15/31	250,000	210,312
4.13%, 11/30/31	325,000	325,508
4.50%, 12/31/31	150,000	153,574
4.38%, 1/31/32	90,000	91,484
1.88%, 2/15/32	315,000	272,672
4.13%, 2/29/32	195,000	195,259
2.88%, 5/15/32	210,000	193,856
2.75%, 8/15/32	495,000	451,649
4.13%, 11/15/32	165,000	165,064
3.38%, 5/15/33	805,000	761,983
Investments in Long Securities	Principal Amount	Value
3.88%, 8/15/33	$975,000	$955,348
4.50%, 11/15/33	390,000	399,354
4.00%, 2/15/34	585,000	577,139
4.38%, 5/15/34	350,000	354,977
3.88%, 8/15/34	585,000	570,604
4.25%, 11/15/34	560,000	562,231
4.63%, 2/15/35	250,000	258,613
Total U.S. Treasury Notes		44,924,073
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $56,617,542)		56,462,640
CORPORATE BONDS – 24.4%
Australia – 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,208
5.00%, 9/30/43	23,000	22,049
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(b)	10,000	9,917
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(b)	30,000	26,153
4.42%, 7/24/39	30,000	27,520
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,557
5.70%, 9/12/54(c)	25,000	24,339
Total Australia		144,743
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	83,000	77,726
Anheuser-Busch InBev Worldwide, Inc.
5.88%, 6/15/35	60,000	64,607
4.44%, 10/6/48	65,000	56,563
Total Belgium		198,896
Brazil – 0.0%
Suzano Austria GmbH 3.75%, 1/15/31	41,000	37,234
Vale Overseas Ltd. 6.13%, 6/12/33	20,000	20,633
Total Brazil		57,867
Canada – 0.7%
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,160
2.15%, 8/1/31	50,000	42,671
Barrick North America Finance LLC 5.70%, 5/30/41	50,000	50,648
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,109
4.70%, 9/20/47	3,000	2,668

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Canadian Imperial Bank of Commerce 3.60%, 4/7/32	$50,000	$45,957
Canadian National Railway Co. 3.85%, 8/5/32	50,000	46,954
Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,711
Canadian Pacific Railway Co. 4.80%, 9/15/35	35,000	34,452
Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,500
Enbridge, Inc.
5.63%, 4/5/34	25,000	25,568
6.70%, 11/15/53	10,000	11,100
Kinross Gold Corp. 4.50%, 7/15/27	15,000	14,915
Manulife Financial Corp. 3.70%, 3/16/32	28,000	26,162
Nutrien Ltd.
2.95%, 5/13/30	40,000	36,673
5.63%, 12/1/40	5,000	5,047
Rogers Communications, Inc. 3.20%, 3/15/27	100,000	97,088
Royal Bank of Canada
5.20%, 7/20/26	10,000	10,117
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(b)	50,000	49,868
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(b)	50,000	49,661
3.88%, 5/4/32	50,000	47,004
Suncor Energy, Inc. 3.75%, 3/4/51	60,000	43,357
TELUS Corp. 2.80%, 2/16/27	6,000	5,797
Toronto-Dominion Bank
5.53%, 7/17/26	15,000	15,218
4.57%, 12/17/26	50,000	50,075
5.52%, 7/17/28	10,000	10,277
4.78%, 12/17/29	50,000	50,113
4.46%, 6/8/32	20,000	19,359
TransCanada PipeLines Ltd.
4.25%, 5/15/28	16,000	15,791
5.85%, 3/15/36	50,000	51,703
Total Canada		935,723
France – 0.1%
TotalEnergies Capital International SA
3.46%, 2/19/29	120,000	115,942
3.46%, 7/12/49	20,000	14,535
Total France		130,477
Investments in Long Securities	Principal Amount	Value
Germany – 0.2%
Deutsche Bank AG 3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(b)	$100,000	$92,301
Kreditanstalt fuer Wiederaufbau 4.63%, 3/18/30	100,000	102,326
Total Germany		194,627
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(b)	150,000	154,528
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27(c)	225,000	221,854
4.15%, 3/7/39	30,000	27,891
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(b)	53,000	45,240
ORIX Corp. 5.40%, 2/25/35	10,000	10,196
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	150,000	146,351
3.45%, 1/11/27(c)	25,000	24,571
3.35%, 10/18/27	16,000	15,561
3.20%, 9/17/29	30,000	28,207
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,961
Total Japan		538,832
Luxembourg – 0.0%
ArcelorMittal SA 6.00%, 6/17/34	30,000	31,077
Mexico – 0.1%
America Movil SAB de CV 2.88%, 5/7/30	150,000	136,825
Southern Copper Corp. 6.75%, 4/16/40	5,000	5,459
Total Mexico		142,284
Netherlands – 0.2%
Cooperatieve Rabobank UA 4.80%, 1/9/29	250,000	253,682
Norway – 0.0%
Equinor ASA 2.38%, 5/22/30	25,000	22,483
Spain – 0.2%
Banco Santander SA 5.29%, 8/18/27	200,000	202,168

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Switzerland – 0.2%
UBS AG 5.00%, 7/9/27	$200,000	$202,330
United Kingdom – 0.8%
Astrazeneca Finance LLC 2.25%, 5/28/31(c)	100,000	87,300
AstraZeneca PLC 4.00%, 1/17/29	25,000	24,660
Barclays PLC 3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(b)	225,000	168,412
BAT Capital Corp.
3.22%, 9/6/26	25,000	24,495
3.98%, 9/25/50	100,000	73,538
British Telecommunications PLC 9.63%, 12/15/30	36,000	44,157
Diageo Investment Corp. 7.45%, 4/15/35	50,000	59,544
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,854
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(b)	200,000	203,411
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(b)	100,000	105,297
Lloyds Banking Group PLC 4.65%, 3/24/26	150,000	149,810
Smith & Nephew PLC 5.15%, 3/20/27	25,000	25,241
Vodafone Group PLC
5.25%, 5/30/48	40,000	37,644
5.63%, 2/10/53	35,000	33,639
Total United Kingdom		1,062,002
United States – 21.1%
3M Co.
2.88%, 10/15/27(c)	19,000	18,297
3.63%, 10/15/47	48,000	36,825
Abbott Laboratories 6.15%, 11/30/37	53,000	59,204
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,159
4.88%, 3/15/30	25,000	25,312
5.05%, 3/15/34	75,000	75,807
4.05%, 11/21/39	120,000	106,488
4.75%, 3/15/45	2,000	1,858
4.25%, 11/21/49	14,000	11,889
5.60%, 3/15/55	25,000	25,932
AEP Texas, Inc. 5.70%, 5/15/34	60,000	61,279
Investments in Long Securities	Principal Amount	Value
AES Corp. 5.45%, 6/1/28	$35,000	$35,619
Air Lease Corp.
1.88%, 8/15/26	24,000	23,080
4.63%, 10/1/28	46,000	45,845
3.13%, 12/1/30(c)	50,000	45,362
Air Products & Chemicals, Inc.
4.60%, 2/8/29	50,000	50,392
2.70%, 5/15/40	66,000	48,790
Aircastle Ltd. 4.25%, 6/15/26	25,000	24,832
Alabama Power Co.
4.30%, 7/15/48, Series A(c)	37,000	31,195
3.45%, 10/1/49	34,000	24,804
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/30(c)	51,000	51,123
Allstate Corp. 4.20%, 12/15/46	25,000	20,706
Ally Financial, Inc. 8.00%, 11/1/31	13,000	14,703
Alphabet, Inc. 1.90%, 8/15/40	45,000	30,400
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,062
2.45%, 2/4/32	20,000	16,862
5.38%, 1/31/44	43,000	41,598
Amazon.com, Inc.
1.20%, 6/3/27	25,000	23,414
3.60%, 4/13/32	77,000	72,550
3.88%, 8/22/37	20,000	18,100
4.05%, 8/22/47	50,000	42,316
2.70%, 6/3/60	55,000	32,806
American Express Co.
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(b)	71,000	70,648
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(b)	50,000	51,855
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,870
5.25%, 3/15/35	25,000	24,887
American Honda Finance Corp.
2.30%, 9/9/26	5,000	4,847
4.90%, 3/12/27	50,000	50,407
4.60%, 4/17/30	50,000	49,717
American International Group, Inc. 4.75%, 4/1/48	28,000	25,387
American Tower Corp.
3.60%, 1/15/28	58,000	56,457
3.80%, 8/15/29	25,000	24,008

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.10%, 6/15/50	$10,000	$6,631
2.95%, 1/15/51	50,000	32,271
American University 3.67%, 4/1/49, Series 2019	40,000	31,088
American Water Capital Corp. 3.75%, 9/1/47	40,000	30,803
Amgen, Inc.
5.15%, 3/2/28	100,000	101,653
4.56%, 6/15/48	25,000	21,660
4.40%, 2/22/62	60,000	48,759
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	50,215
APA Corp. 5.10%, 9/1/40(d)	20,000	17,809
Apple, Inc.
2.05%, 9/11/26	75,000	72,670
1.65%, 5/11/30(c)	115,000	100,725
3.45%, 2/9/45	35,000	27,584
2.65%, 2/8/51	74,000	47,167
Aptiv Swiss Holdings Ltd. 5.40%, 3/15/49	25,000	22,398
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	21,613
Arthur J Gallagher & Co. 5.45%, 7/15/34	75,000	76,343
AT&T, Inc.
2.25%, 2/1/32	46,000	38,790
2.55%, 12/1/33	50,000	41,196
6.38%, 3/1/41	25,000	27,049
4.75%, 5/15/46	10,000	8,919
5.15%, 2/15/50	90,000	83,862
3.55%, 9/15/55	55,000	38,193
3.80%, 12/1/57	25,000	17,983
Athene Holding Ltd. 6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(b)(c)	35,000	35,178
AutoZone, Inc. 4.00%, 4/15/30	75,000	72,343
Avangrid, Inc. 3.80%, 6/1/29	25,000	24,041
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	46,757
Bank of America Corp.
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(b)	10,000	10,197
3.25%, 10/21/27	100,000	97,100
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(b)	316,000	269,790
Investments in Long Securities	Principal Amount	Value
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	$100,000	$99,803
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(b)	30,000	31,435
7.75%, 5/14/38	100,000	119,509
4.75%, 4/21/45, Series L	10,000	8,999
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(b)	100,000	86,797
Baxter International, Inc. 2.27%, 12/1/28(c)	90,000	82,617
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	33,709
4.69%, 12/15/44	22,000	19,587
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	201,000	193,654
3.80%, 7/15/48	36,000	27,675
Berkshire Hathaway Finance Corp. 2.85%, 10/15/50	75,000	48,842
Biogen, Inc. 3.15%, 5/1/50	40,000	25,964
Blue Owl Capital Corp. 3.13%, 4/13/27	140,000	133,771
Boardwalk Pipelines LP 4.45%, 7/15/27	18,000	17,879
Boeing Co. 3.83%, 3/1/59	165,000	110,687
Bon Secours Mercy Health, Inc. 3.21%, 6/1/50, Series 20-2	30,000	20,886
BorgWarner, Inc. 4.95%, 8/15/29	25,000	25,099
Boston Properties LP 3.40%, 6/21/29	100,000	93,512
BP Capital Markets America, Inc.
4.81%, 2/13/33(c)	75,000	74,042
4.89%, 9/11/33	15,000	14,812
3.38%, 2/8/61	50,000	33,048
Bristol-Myers Squibb Co.
3.90%, 2/20/28(c)	127,000	125,673
4.13%, 6/15/39	10,000	8,916
4.25%, 10/26/49	50,000	41,763
5.65%, 2/22/64(c)	50,000	50,222
Broadcom, Inc.
4.15%, 11/15/30(c)	100,000	96,838
3.75%, 2/15/51(d)	90,000	68,802
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	10,991
5.15%, 9/1/43	48,000	47,392
3.90%, 8/1/46	5,000	4,070
5.20%, 4/15/54	25,000	24,372

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Cadence Design Systems, Inc. 4.70%, 9/10/34	$25,000	$24,399
Camden Property Trust 2.80%, 5/15/30	20,000	18,281
Campbell Soup Co.
5.30%, 3/20/26	50,000	50,358
4.15%, 3/15/28	20,000	19,740
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(b)	100,000	95,347
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(b)	15,000	15,632
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(b)	65,000	69,013
Cardinal Health, Inc.
4.70%, 11/15/26(c)	50,000	50,165
4.90%, 9/15/45	29,000	26,257
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,720
2.75%, 3/1/30	25,000	22,752
Carrier Global Corp. 5.90%, 3/15/34	43,000	45,435
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,449
4.75%, 5/15/64	25,000	22,343
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	17,641
Cboe Global Markets, Inc. 3.00%, 3/16/32(c)	30,000	26,696
CBRE Services, Inc. 4.88%, 3/1/26	16,000	16,013
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	23,641
3.25%, 2/15/29	25,000	23,432
Cencora, Inc.
3.45%, 12/15/27	25,000	24,261
5.15%, 2/15/35	40,000	39,933
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	10,000	8,769
CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	63,207
Charles Schwab Corp. 2.90%, 3/3/32	50,000	44,024
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	10,000	10,206
6.10%, 6/1/29	50,000	51,623
6.83%, 10/23/55	43,000	42,982
3.85%, 4/1/61	89,000	55,453
Investments in Long Securities	Principal Amount	Value
Cheniere Energy Partners LP 5.95%, 6/30/33	$30,000	$31,144
Chevron Corp. 2.95%, 5/16/26	75,000	73,830
Chevron USA, Inc. 3.25%, 10/15/29	26,000	24,776
Children’s Hospital 2.93%, 7/15/50, Series 2020	35,000	23,064
Chubb INA Holdings LLC 4.15%, 3/13/43	40,000	34,434
Cigna Group
3.40%, 3/1/27	10,000	9,798
3.88%, 10/15/47	55,000	41,765
5.60%, 2/15/54(c)	25,000	24,207
Cintas Corp. No. 2 3.70%, 4/1/27	48,000	47,340
Cisco Systems, Inc.
4.55%, 2/24/28	50,000	50,266
4.85%, 2/26/29	140,000	142,035
Citigroup, Inc.
4.45%, 9/29/27	108,000	107,302
6.63%, 1/15/28	100,000	105,908
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(b)	100,000	101,165
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	20,000	19,499
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	100,000	87,830
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(b)	40,000	34,351
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(b)	75,000	72,530
Citizens Financial Group, Inc. 3.25%, 4/30/30	50,000	45,957
Cleco Corporate Holdings LLC 3.74%, 5/1/26	5,000	4,932
CME Group, Inc.
2.65%, 3/15/32	35,000	30,803
4.15%, 6/15/48	30,000	25,796
CMS Energy Corp. 6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(b)	25,000	24,797
Coca-Cola Co.
1.65%, 6/1/30	100,000	86,845
5.00%, 5/13/34(c)	25,000	25,541
4.65%, 8/14/34	25,000	24,841
2.60%, 6/1/50	25,000	15,755

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Comcast Corp.
3.55%, 5/1/28	$20,000	$19,454
4.15%, 10/15/28	50,000	49,370
4.55%, 1/15/29	160,000	160,381
6.45%, 3/15/37	27,000	29,618
5.35%, 5/15/53	15,000	14,264
5.65%, 6/1/54	25,000	24,840
5.50%, 5/15/64	50,000	47,807
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	22,895
7.00%, 10/1/28	69,000	73,801
ConocoPhillips Co.
5.05%, 9/15/33	10,000	10,075
6.50%, 2/1/39	9,000	10,072
5.30%, 5/15/53	40,000	38,088
5.55%, 3/15/54	10,000	9,885
5.70%, 9/15/63	20,000	19,823
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	50,000	38,061
3.70%, 11/15/59	60,000	42,630
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	46,703
5.25%, 11/15/48	19,000	17,749
Constellation Energy Generation LLC 5.75%, 10/1/41	50,000	49,791
Consumers Energy Co. 4.63%, 5/15/33	25,000	24,581
Corebridge Financial, Inc.
6.05%, 9/15/33(c)	25,000	26,296
4.40%, 4/5/52(c)	25,000	20,806
Corning, Inc.
5.85%, 11/15/68	18,000	18,054
5.45%, 11/15/79	10,000	9,415
Costco Wholesale Corp. 1.38%, 6/20/27	50,000	46,913
Crown Castle, Inc.
2.10%, 4/1/31	50,000	42,404
5.20%, 9/1/34	20,000	19,856
3.25%, 1/15/51	15,000	10,113
CSX Corp.
2.40%, 2/15/30(c)	20,000	18,054
4.30%, 3/1/48(c)	20,000	17,069
3.35%, 9/15/49	25,000	17,988
Cummins, Inc. 5.45%, 2/20/54(c)	20,000	20,092
CVS Health Corp.
3.25%, 8/15/29	25,000	23,339
5.70%, 6/1/34(c)	50,000	51,059
5.30%, 12/5/43	23,000	21,038
5.63%, 2/21/53	60,000	55,836
6.00%, 6/1/63	25,000	24,048
Investments in Long Securities	Principal Amount	Value
Darden Restaurants, Inc. 3.85%, 5/1/27	$53,000	$52,114
Dell International LLC/EMC Corp.
6.02%, 6/15/26	11,000	11,160
4.90%, 10/1/26	25,000	25,112
3.38%, 12/15/41(c)	10,000	7,566
3.45%, 12/15/51	4,000	2,783
Devon Energy Corp. 5.60%, 7/15/41	15,000	14,256
DH Europe Finance II SARL 3.25%, 11/15/39	25,000	20,024
Diamondback Energy, Inc. 5.40%, 4/18/34	50,000	50,341
Digital Realty Trust LP 3.60%, 7/1/29	17,000	16,282
Dignity Health 5.27%, 11/1/64	25,000	23,411
Discovery Communications LLC 5.20%, 9/20/47(c)	30,000	24,743
Dollar General Corp.
3.50%, 4/3/30	25,000	23,323
5.45%, 7/5/33(c)	10,000	10,091
Dollar Tree, Inc. 4.20%, 5/15/28	50,000	49,210
Dominion Energy, Inc. 2.85%, 8/15/26, Series D	100,000	97,686
Dow Chemical Co. 5.25%, 11/15/41	50,000	47,224
DTE Electric Co. 1.90%, 4/1/28, Series A(c)	60,000	55,655
DTE Energy Co. 5.20%, 4/1/30	25,000	25,363
Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	33,004
Duke Energy Corp. 3.95%, 8/15/47	70,000	53,559
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	21,128
5.35%, 3/15/53	25,000	24,257
Eaton Corp. 4.70%, 8/23/52	25,000	22,757
Eaton Vance Corp. 3.50%, 4/6/27(c)	68,000	66,679
eBay, Inc. 4.00%, 7/15/42	15,000	12,304
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,340
2.13%, 8/15/50	13,000	7,300
Edison International 5.25%, 3/15/32(c)	50,000	47,413
See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Elevance Health, Inc.
4.63%, 5/15/42	$59,000	$52,571
3.60%, 3/15/51	50,000	35,963
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,668
4.55%, 2/12/28	25,000	25,201
5.10%, 2/9/64	50,000	47,726
Emerson Electric Co. 1.80%, 10/15/27	28,000	26,282
Energy Transfer LP
3.90%, 7/15/26	5,000	4,951
6.05%, 12/1/26	10,000	10,227
4.20%, 4/15/27	20,000	19,836
5.50%, 6/1/27	50,000	50,783
5.60%, 9/1/34	122,000	123,668
6.25%, 4/15/49	30,000	30,691
EnLink Midstream Partners LP 4.85%, 7/15/26	50,000	50,021
Entergy Corp. 2.40%, 6/15/31	25,000	21,582
Entergy Louisiana LLC
4.00%, 3/15/33	65,000	60,794
4.20%, 4/1/50	40,000	32,492
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,451
4.25%, 2/15/48	64,000	52,946
4.20%, 1/31/50	35,000	28,542
EPR Properties 4.75%, 12/15/26	50,000	49,764
Equifax, Inc.
5.10%, 12/15/27(c)	50,000	50,619
4.80%, 9/15/29	25,000	25,032
Equinix, Inc. 2.95%, 9/15/51	46,000	29,376
Equitable Holdings, Inc. 4.35%, 4/20/28	59,000	58,347
Essential Utilities, Inc. 5.38%, 1/15/34	20,000	20,208
Essex Portfolio LP 2.65%, 9/1/50	30,000	18,055
Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	33,998
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/52	75,000	47,609
Evergy, Inc. 6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(b)	25,000	25,081
Exelon Corp.
5.13%, 3/15/31	25,000	25,308
4.45%, 4/15/46	50,000	42,072
Investments in Long Securities	Principal Amount	Value
Extra Space Storage LP 5.35%, 1/15/35(c)	$50,000	$50,399
Exxon Mobil Corp.
3.04%, 3/1/26	85,000	83,939
2.28%, 8/16/26	30,000	29,198
4.33%, 3/19/50	43,000	36,596
FedEx Corp. 4.40%, 1/15/47(d)	63,000	51,807
Fidelity National Information Services, Inc. 3.10%, 3/1/41	50,000	37,108
Fifth Third Bancorp 5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(b)	50,000	51,558
Fiserv, Inc.
4.75%, 3/15/30	25,000	24,997
5.15%, 8/12/34	50,000	49,904
Flex Ltd. 6.00%, 1/15/28	100,000	103,042
Florida Power & Light Co.
4.13%, 6/1/48	53,000	43,954
5.80%, 3/15/65	25,000	25,989
FMC Corp. 4.50%, 10/1/49	47,000	36,099
Ford Motor Co.
4.35%, 12/8/26	100,000	98,275
3.25%, 2/12/32	50,000	41,715
Ford Motor Credit Co. LLC 7.35%, 11/4/27	100,000	104,130
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	14,036
Fox Corp.
6.50%, 10/13/33	40,000	42,982
5.48%, 1/25/39	5,000	4,858
GATX Corp. 6.05%, 6/5/54	25,000	25,702
GE Capital Funding LLC 4.55%, 5/15/32	50,000	49,021
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	25,000	25,058
General Dynamics Corp. 3.75%, 5/15/28	23,000	22,564
General Mills, Inc.
4.88%, 1/30/30	25,000	25,111
5.25%, 1/30/35(c)	25,000	25,206
General Motors Co.
4.20%, 10/1/27	71,000	69,938
6.60%, 4/1/36(c)	68,000	72,161
General Motors Financial Co., Inc.
5.80%, 6/23/28	10,000	10,253
5.75%, 2/8/31	25,000	25,422

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Georgia Power Co. 4.55%, 3/15/30	$25,000	$24,903
Gilead Sciences, Inc.
5.25%, 10/15/33	10,000	10,246
5.10%, 6/15/35(c)	95,000	95,956
Global Payments, Inc. 5.40%, 8/15/32(c)	50,000	50,943
Globe Life, Inc. 5.85%, 9/15/34	60,000	61,580
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,461
4.00%, 1/15/30(c)	30,000	28,457
Goldman Sachs Group, Inc.
5.95%, 1/15/27	23,000	23,597
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(b)	21,000	20,914
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(b)	175,000	185,063
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(b)	50,000	49,658
6.45%, 5/1/36	22,000	23,482
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(b)	100,000	87,073
4.75%, 10/21/45	40,000	36,236
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(b)	50,000	49,757
Halliburton Co. 4.50%, 11/15/41	30,000	26,609
Hasbro, Inc. 3.55%, 11/19/26	20,000	19,620
HCA, Inc.
5.20%, 6/1/28	10,000	10,118
5.63%, 9/1/28	43,000	43,945
5.25%, 3/1/30	25,000	25,325
3.63%, 3/15/32	15,000	13,573
5.50%, 6/1/33	10,000	10,096
5.45%, 9/15/34	20,000	19,928
6.20%, 3/1/55	20,000	20,385
6.10%, 4/1/64	20,000	19,713
Healthcare Realty Holdings LP 2.00%, 3/15/31	20,000	16,835
Hershey Co. 2.30%, 8/15/26	93,000	90,591
Hess Corp. 7.13%, 3/15/33(c)	50,000	56,736
Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	24,635
Investments in Long Securities	Principal Amount	Value
Home Depot, Inc.
4.40%, 3/15/45	$75,000	$66,171
3.35%, 4/15/50	100,000	72,265
5.30%, 6/25/54	25,000	24,696
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,711
4.50%, 1/15/34	50,000	48,467
3.81%, 11/21/47	60,000	47,272
Hormel Foods Corp. 1.80%, 6/11/30	20,000	17,399
Host Hotels & Resorts LP 5.50%, 4/15/35	25,000	24,841
HP, Inc. 3.00%, 6/17/27	20,000	19,309
Hubbell, Inc. 3.15%, 8/15/27	48,000	46,412
Humana, Inc.
5.75%, 3/1/28	100,000	102,775
4.80%, 3/15/47	18,000	15,376
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(b)	25,000	25,331
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(b)	35,000	35,729
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	22,713
4.20%, 5/1/30	3,000	2,878
Hyatt Hotels Corp. 5.38%, 12/15/31	50,000	50,436
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,479
Ingersoll Rand, Inc. 5.70%, 8/14/33	10,000	10,398
Intel Corp.
4.88%, 2/10/28(c)	85,000	85,405
3.90%, 3/25/30	75,000	71,569
5.20%, 2/10/33(c)	30,000	29,757
5.15%, 2/21/34(c)	30,000	29,575
3.25%, 11/15/49	95,000	61,164
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,845
4.60%, 3/15/33(c)	50,000	48,875
3.00%, 6/15/50	40,000	26,691
International Business Machines Corp.
2.85%, 5/15/40	100,000	73,826
4.00%, 6/20/42	20,000	16,700
International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,366

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
International Paper Co.
4.80%, 6/15/44	$4,000	$3,611
4.35%, 8/15/48	19,000	15,897
Intuit, Inc. 1.35%, 7/15/27(c)	25,000	23,374
Invitation Homes Operating Partnership LP 2.70%, 1/15/34	15,000	12,270
Jabil, Inc. 5.45%, 2/1/29	50,000	51,047
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	34,000	35,687
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 6.75%, 3/15/34	80,000	86,991
Jefferies Financial Group, Inc. 6.45%, 6/8/27	25,000	25,912
Jersey Central Power & Light Co. 5.10%, 1/15/35(d)	40,000	39,700
JetBlue Pass-Through Trust 4.00%, 11/15/32, Series 2020-1, Class A	36,913	34,484
John Deere Capital Corp.
4.95%, 7/14/28	10,000	10,199
2.45%, 1/9/30(c)	35,000	32,045
4.70%, 6/10/30	10,000	10,098
Johnson & Johnson
2.95%, 3/3/27	21,000	20,522
3.40%, 1/15/38	50,000	43,002
5.25%, 6/1/54	30,000	30,481
Johnson Controls International PLC 6.00%, 1/15/36	13,000	13,895
JPMorgan Chase & Co.
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(b)	15,000	15,360
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	75,000	74,521
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(b)	13,000	12,710
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(b)	48,000	46,572
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(b)	20,000	19,702
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(b)	20,000	20,386
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(b)	20,000	20,916
Investments in Long Securities	Principal Amount	Value
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	$175,000	$153,828
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	151,000	156,124
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(b)	75,000	73,750
5.63%, 8/16/43	43,000	43,657
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(b)	75,000	59,906
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	55,000	37,530
Juniper Networks, Inc. 2.00%, 12/10/30	17,000	14,498
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	60,000	40,656
Kenvue, Inc.
5.05%, 3/22/28	11,000	11,204
5.00%, 3/22/30	10,000	10,188
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,778
4.42%, 12/15/46	23,000	19,581
Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	25,021
Kimberly-Clark Corp. 3.90%, 5/4/47	50,000	40,830
Kimco Realty OP LLC 3.80%, 4/1/27	35,000	34,537
Kinder Morgan Energy Partners LP 5.40%, 9/1/44	89,000	83,824
Kraft Heinz Foods Co. 4.38%, 6/1/46	55,000	45,940
Kroger Co.
5.00%, 9/15/34(c)	25,000	24,702
5.15%, 8/1/43	40,000	37,846
L3Harris Technologies, Inc. 5.35%, 6/1/34	25,000	25,341
Legg Mason, Inc. 5.63%, 1/15/44	5,000	5,013
Leidos, Inc. 5.40%, 3/15/32	50,000	50,616
Leland Stanford Junior University 1.29%, 6/1/27(c)	25,000	23,433
Lincoln National Corp. 5.85%, 3/15/34	35,000	36,332
Linde, Inc. 2.00%, 8/10/50	15,000	8,236

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Lockheed Martin Corp. 4.70%, 12/15/31	$30,000	$29,969
4.80%, 8/15/34	25,000	24,624
6.15%, 9/1/36, Series B	49,000	53,921
Lowe’s Cos., Inc.
4.05%, 5/3/47	15,000	12,029
3.50%, 4/1/51(c)	25,000	17,743
5.80%, 9/15/62	50,000	50,203
LPL Holdings, Inc. 5.70%, 5/20/27	100,000	101,762
LYB International Finance BV 5.25%, 7/15/43	25,000	23,176
LYB International Finance III LLC 3.80%, 10/1/60	5,000	3,463
LyondellBasell Industries NV 4.63%, 2/26/55(c)	20,000	16,332
Marathon Petroleum Corp. 5.00%, 9/15/54	3,000	2,539
Markel Group, Inc. 3.35%, 9/17/29	50,000	47,312
Marriott International, Inc. 3.50%, 10/15/32, Series GG	50,000	44,899
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	28,000	27,813
4.38%, 3/15/29	75,000	74,535
2.38%, 12/15/31	25,000	21,457
5.15%, 3/15/34	25,000	25,339
5.70%, 9/15/53(c)	10,000	10,343
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	4,859
2.40%, 7/15/31	50,000	43,492
Masco Corp. 4.50%, 5/15/47	20,000	17,036
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020	50,000	35,969
Massachusetts Institute of Technology 3.89%, 7/1/16	49,000	35,916
Mastercard, Inc.
4.35%, 1/15/32	50,000	49,100
4.88%, 5/9/34	50,000	50,201
McCormick & Co., Inc. 4.20%, 8/15/47	20,000	16,865
McDonald’s Corp. 4.45%, 3/1/47	80,000	69,305
Medtronic, Inc. 4.38%, 3/15/35	10,000	9,674
Merck & Co., Inc.
4.15%, 5/18/43	50,000	43,318
3.70%, 2/10/45	25,000	20,081
5.00%, 5/17/53	15,000	14,197
Investments in Long Securities	Principal Amount	Value
Meta Platforms, Inc.
4.60%, 5/15/28	$15,000	$15,162
4.30%, 8/15/29	125,000	124,861
3.85%, 8/15/32(c)	50,000	47,367
5.60%, 5/15/53	20,000	20,577
5.75%, 5/15/63	15,000	15,590
Micron Technology, Inc. 5.88%, 9/15/33	25,000	26,137
Microsoft Corp.
3.45%, 8/8/36	50,000	44,906
2.53%, 6/1/50	70,000	44,640
3.95%, 8/8/56	60,000	49,658
Mid-America Apartments LP 3.95%, 3/15/29	25,000	24,349
Molson Coors Beverage Co. 5.00%, 5/1/42	30,000	28,142
Mondelez International, Inc. 2.75%, 4/13/30	100,000	91,055
Moody’s Corp. 4.88%, 12/17/48	30,000	27,628
Morgan Stanley
4.35%, 9/8/26	171,000	170,446
3.59%, 7/22/28(b)	272,000	264,483
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(b)	20,000	20,466
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(b)	15,000	14,165
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(b)	50,000	53,912
3.97%, 7/22/38(b)	61,000	53,312
4.30%, 1/27/45	20,000	17,175
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)	50,000	31,771
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(b)	20,000	20,010
Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	21,854
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	26,000	17,559
MPLX LP
4.00%, 3/15/28	18,000	17,666
4.70%, 4/15/48	75,000	62,873
Nasdaq, Inc. 3.95%, 3/7/52	28,000	22,048
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	4,854
3.90%, 11/1/28	18,000	17,635
4.02%, 11/1/32	18,000	17,079

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
New York & Presbyterian Hospital 2.61%, 8/1/60(c)	$25,000	$14,553
Newmont Corp./Newcrest Finance Pty Ltd. 3.25%, 5/13/30	100,000	93,602
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29(c)	105,000	100,480
3.00%, 1/15/52(c)	75,000	47,970
NIKE, Inc.
2.85%, 3/27/30(c)	17,000	15,745
3.38%, 11/1/46	25,000	18,713
NiSource, Inc.
4.38%, 5/15/47	25,000	21,002
3.95%, 3/30/48	18,000	14,160
Nordson Corp. 4.50%, 12/15/29	25,000	24,604
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,402
5.55%, 3/15/34	25,000	26,097
4.05%, 8/15/52	5,000	3,977
3.70%, 3/15/53	50,000	37,220
5.35%, 8/1/54	10,000	9,783
Northern Trust Corp. 3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(b)(c)	25,000	24,160
Northrop Grumman Corp. 4.70%, 3/15/33	100,000	98,579
NSTAR Electric Co. 4.95%, 9/15/52	25,000	23,161
NVIDIA Corp. 3.50%, 4/1/50	50,000	38,595
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,548
6.13%, 1/1/31	10,000	10,384
6.45%, 9/15/36	15,000	15,726
6.60%, 3/15/46	10,000	10,388
Oglethorpe Power Corp. 5.95%, 11/1/39	60,000	62,667
Ohio Power Co. 1.63%, 1/15/31, Series Q	78,000	65,112
Omega Healthcare Investors, Inc.
4.50%, 4/1/27(c)	18,000	17,902
4.75%, 1/15/28	23,000	22,956
3.63%, 10/1/29	31,000	29,091
Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	100,000	97,577
ONEOK, Inc.
4.00%, 7/13/27	68,000	67,182
4.55%, 7/15/28	50,000	49,784
6.05%, 9/1/33	10,000	10,487
4.20%, 10/3/47	38,000	29,832
5.20%, 7/15/48	25,000	22,671
Investments in Long Securities	Principal Amount	Value
Oracle Corp.
2.30%, 3/25/28	$96,000	$89,935
4.90%, 2/6/33	117,000	115,464
4.30%, 7/8/34	50,000	46,809
5.38%, 7/15/40	42,000	40,938
3.65%, 3/25/41(c)	20,000	15,842
4.00%, 11/15/47	60,000	46,799
O’Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,826
3.90%, 6/1/29	13,000	12,631
Otis Worldwide Corp. 5.13%, 11/19/31	50,000	50,694
Owens Corning 4.30%, 7/15/47	23,000	19,013
Pacific Gas & Electric Co.
2.95%, 3/1/26	14,000	13,752
2.50%, 2/1/31	120,000	103,458
PacifiCorp
4.10%, 2/1/42	50,000	41,197
3.30%, 3/15/51	50,000	33,514
Paramount Global
4.85%, 7/1/42	15,000	12,348
4.95%, 5/19/50	20,000	15,781
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,677
3.25%, 6/14/29	13,000	12,340
6.25%, 5/15/38, Series A(c)	15,000	16,496
PayPal Holdings, Inc. 2.85%, 10/1/29	125,000	116,313
PECO Energy Co. 5.25%, 9/15/54	50,000	48,447
PepsiCo, Inc.
2.75%, 3/19/30	30,000	27,707
3.38%, 7/29/49	65,000	48,210
2.75%, 10/21/51	15,000	9,645
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	25,000	25,030
4.45%, 5/19/28	35,000	35,059
4.65%, 5/19/30	25,000	25,106
4.75%, 5/19/33(c)	40,000	39,621
5.34%, 5/19/63	35,000	33,432
Pfizer, Inc.
3.00%, 12/15/26	10,000	9,786
3.60%, 9/15/28(c)	50,000	48,989
7.20%, 3/15/39	39,000	46,683
PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/47, Series A-4	75,000	73,194
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	100,594
2.10%, 5/1/30	26,000	22,950
1.75%, 11/1/30	30,000	25,657
4.88%, 11/15/43	32,000	29,546

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Phillips 66 5.88%, 5/1/42(c)	$47,000	$47,700
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,372
Pilgrim’s Pride Corp. 6.25%, 7/1/33	30,000	31,334
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26	15,000	14,983
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	19,157
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(b)	20,000	20,554
2.55%, 1/22/30	135,000	122,239
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(b)	20,000	22,224
PPL Electric Utilities Corp. 5.00%, 5/15/33	100,000	100,876
Procter & Gamble Co.
2.80%, 3/25/27	25,000	24,347
3.00%, 3/25/30	35,000	32,920
Progressive Corp.
3.00%, 3/15/32	25,000	22,374
3.95%, 3/26/50	12,000	9,651
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	28,000	21,739
Prudential Financial, Inc.
3.70%, 3/13/51	50,000	37,762
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(b)(c)	40,000	40,101
Public Service Co. of Colorado 3.60%, 9/15/42	165,000	129,687
Public Service Electric & Gas Co. 3.60%, 12/1/47	46,000	35,196
Public Storage Operating Co. 5.35%, 8/1/53	15,000	14,749
Puget Sound Energy, Inc. 4.22%, 6/15/48	25,000	20,611
QUALCOMM, Inc. 4.50%, 5/20/52	25,000	21,648
Quest Diagnostics, Inc. 5.00%, 12/15/34	25,000	24,763
Radian Group, Inc. 4.88%, 3/15/27	25,000	24,933
Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	24,990
Realty Income Corp.
3.00%, 1/15/27	5,000	4,865
4.90%, 7/15/33(c)	45,000	44,392
Regency Centers LP 5.10%, 1/15/35	25,000	24,864
Investments in Long Securities	Principal Amount	Value
Rockwell Automation, Inc. 4.20%, 3/1/49	$13,000	$11,107
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,644
1.40%, 9/15/27	15,000	13,865
Royalty Pharma PLC 5.15%, 9/2/29	75,000	75,756
RTX Corp.
5.75%, 11/8/26	10,000	10,194
3.50%, 3/15/27	50,000	49,052
4.80%, 12/15/43	30,000	27,536
4.35%, 4/15/47	56,000	47,508
4.05%, 5/4/47	35,000	28,410
S&P Global, Inc. 2.90%, 3/1/32	70,000	62,343
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,250
5.00%, 3/15/27	12,000	12,050
4.20%, 3/15/28	75,000	74,057
Sabra Health Care LP
5.13%, 8/15/26	28,000	28,102
3.90%, 10/15/29	10,000	9,528
Salesforce, Inc.
2.70%, 7/15/41	25,000	18,156
3.05%, 7/15/61	25,000	15,796
San Diego Gas & Electric Co. 3.70%, 3/15/52	25,000	18,465
Sempra
5.40%, 8/1/26	25,000	25,180
4.00%, 2/1/48	20,000	15,097
Shell Finance US, Inc. 4.38%, 5/11/45	50,000	43,265
Shell International Finance BV 5.50%, 3/25/40	27,000	27,911
Sherwin-Williams Co. 3.80%, 8/15/49	30,000	22,974
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	2,000	1,966
Simon Property Group LP
3.25%, 11/30/26	23,000	22,550
3.38%, 6/15/27(c)	100,000	97,842
6.25%, 1/15/34(c)	50,000	54,000
Solventum Corp. 5.60%, 3/23/34	32,000	32,789
Sonoco Products Co. 5.00%, 9/1/34(c)	30,000	29,082
Southern California Edison Co. 4.65%, 10/1/43	69,000	59,062
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,197
5.75%, 6/1/53	55,000	55,363

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Southern Co. 4.40%, 7/1/46	$40,000	$33,788
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	18,198
Southwest Airlines Co. 5.13%, 6/15/27	37,000	37,346
Spectra Energy Partners LP 4.50%, 3/15/45	50,000	42,066
Sprint Capital Corp. 6.88%, 11/15/28	50,000	53,546
Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	14,574
Starbucks Corp.
2.45%, 6/15/26	5,000	4,880
2.00%, 3/12/27	20,000	19,073
3.50%, 11/15/50	50,000	35,835
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(b)	25,000	25,863
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(b)	75,000	72,726
Steel Dynamics, Inc. 3.45%, 4/15/30	90,000	84,744
Sutter Health 3.16%, 8/15/40, Series 20A	25,000	19,822
Synchrony Financial 3.70%, 8/4/26	5,000	4,917
Sysco Corp.
3.30%, 7/15/26	63,000	61,971
6.60%, 4/1/50	25,000	27,887
System Energy Resources, Inc. 5.30%, 12/15/34	25,000	24,851
Tampa Electric Co. 4.45%, 6/15/49(c)	60,000	51,504
Tapestry, Inc. 4.13%, 7/15/27	14,000	13,802
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,475
6.50%, 3/30/34	10,000	10,754
6.25%, 7/1/52	25,000	25,710
Target Corp. 4.00%, 7/1/42	35,000	30,163
Teledyne FLIR LLC 2.50%, 8/1/30	25,000	22,250
Texas Instruments, Inc. 4.15%, 5/15/48	64,000	53,776
Thermo Fisher Scientific, Inc.
5.00%, 12/5/26	50,000	50,521
4.95%, 11/21/32(c)	50,000	50,668
5.09%, 8/10/33	10,000	10,147
Investments in Long Securities	Principal Amount	Value
Time Warner Cable LLC 5.88%, 11/15/40	$50,000	$46,339
TJX Cos., Inc. 3.88%, 4/15/30(c)	20,000	19,378
T-Mobile USA, Inc.
5.38%, 4/15/27	110,000	110,104
4.95%, 3/15/28	50,000	50,443
3.38%, 4/15/29	50,000	47,451
5.20%, 1/15/33	50,000	50,492
5.75%, 1/15/34	10,000	10,468
5.80%, 9/15/62	100,000	100,444
Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	50,093
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B(c)	50,000	50,656
4.55%, 8/9/29	100,000	100,094
TPG Operating Group II LP 5.88%, 3/5/34	50,000	51,771
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	43,897
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	12,957
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,419
4.30%, 8/25/45	50,000	43,232
2.55%, 4/27/50	10,000	6,134
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	70,000	51,308
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(b)(c)	15,000	15,262
1.13%, 8/3/27(c)	56,000	51,743
3.88%, 3/19/29	65,000	62,842
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(b)	30,000	29,725
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(b)	15,000	15,577
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	4,062
3.00%, 7/30/46	48,000	33,655
Tyson Foods, Inc. 4.88%, 8/15/34(c)	28,000	27,295
U.S. Bancorp
5.05%, 2/12/31, (5.046% fixed rate until 2/12/30; Secured Overnight Financing Rate + 1.061% thereafter)(b)	30,000	30,227
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(b)	115,000	119,570

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(b)	$30,000	$30,383
UDR, Inc. 2.10%, 8/1/32	25,000	20,436
Union Electric Co.
2.95%, 6/15/27	18,000	17,434
5.13%, 3/15/55	25,000	23,567
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,629
3.84%, 3/20/60	53,000	39,483
3.75%, 2/5/70	20,000	14,038
United Airlines Pass-Through Trust 5.80%, 1/15/36, Series 2023-1, Class A	57,319	58,677
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,850
5.20%, 4/1/40	50,000	49,918
UnitedHealth Group, Inc.
3.10%, 3/15/26	34,000	33,545
4.25%, 1/15/29	100,000	98,900
3.75%, 10/15/47	40,000	30,725
4.45%, 12/15/48	15,000	12,743
5.38%, 4/15/54	50,000	48,213
5.20%, 4/15/63	30,000	27,602
University of Southern California 3.84%, 10/1/47, Series 2017	30,000	25,023
Valero Energy Corp. 7.50%, 4/15/32	50,000	56,963
Ventas Realty LP
4.75%, 11/15/30	14,000	13,933
4.38%, 2/1/45	10,000	8,471
Verizon Communications, Inc.
4.02%, 12/3/29	65,000	63,291
1.68%, 10/30/30	66,000	56,046
4.50%, 8/10/33	80,000	77,133
2.88%, 11/20/50(c)	85,000	54,482
2.99%, 10/30/56	40,000	24,722
3.00%, 11/20/60	40,000	24,383
Viatris, Inc.
3.85%, 6/22/40	30,000	22,917
4.00%, 6/22/50	25,000	17,207
VICI Properties LP 5.13%, 11/15/31	40,000	39,768
Virginia Electric & Power Co.
5.30%, 8/15/33	50,000	50,750
2.95%, 11/15/51	42,000	26,823
Visa, Inc.
2.75%, 9/15/27	63,000	60,775
1.10%, 2/15/31(c)	100,000	83,045
Investments in Long Securities	Principal Amount	Value
Vulcan Materials Co. 3.50%, 6/1/30	$60,000	$56,567
Walmart, Inc.
5.25%, 9/1/35	50,000	52,720
5.00%, 10/25/40	25,000	25,276
4.05%, 6/29/48	40,000	33,891
Walt Disney Co. 2.75%, 9/1/49	50,000	32,255
Warnermedia Holdings, Inc.
3.76%, 3/15/27	35,000	34,172
4.05%, 3/15/29	15,000	14,254
4.28%, 3/15/32	40,000	35,925
5.05%, 3/15/42	40,000	33,149
5.39%, 3/15/62	25,000	19,143
Washington University 3.52%, 4/15/54, Series 2022	39,000	29,590
Waste Management, Inc. 4.63%, 2/15/30	66,000	66,346
Wells Fargo & Co.
3.00%, 4/22/26	128,000	125,967
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(b)	109,000	106,411
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(b)	25,000	26,284
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(b)	80,000	86,734
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(b)	50,000	46,136
Welltower OP LLC
4.25%, 4/1/26	28,000	27,936
4.25%, 4/15/28	40,000	39,612
2.75%, 1/15/31	25,000	22,340
Western Midstream Operating LP 6.35%, 1/15/29	50,000	52,297
Western Union Co. 2.75%, 3/15/31	75,000	64,913
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	36,000	35,364
Westlake Corp. 5.00%, 8/15/46	5,000	4,508
Williams Cos., Inc. 5.75%, 6/24/44	50,000	49,985
Willis North America, Inc. 4.50%, 9/15/28	100,000	99,424
Wisconsin Public Service Corp. 4.55%, 12/1/29	35,000	35,049

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
WRKCo, Inc. 3.90%, 6/1/28	$50,000	$48,816
WW Grainger, Inc. 4.45%, 9/15/34	50,000	48,259
Xylem, Inc. 3.25%, 11/1/26	5,000	4,903
Total United States		27,509,155
TOTAL CORPORATE BONDS (Cost: $33,012,708)		31,780,874
FOREIGN GOVERNMENT AGENCIES – 0.7%
Canada – 0.1%
Province of British Columbia
2.25%, 6/2/26	25,000	24,406
4.80%, 11/15/28	15,000	15,287
Province of New Brunswick 3.63%, 2/24/28	20,000	19,612
Province of Ontario 1.13%, 10/7/30	50,000	42,147
Province of Quebec
2.50%, 4/20/26	25,000	24,534
7.50%, 9/15/29	31,000	35,064
Total Canada		161,050
Germany – 0.2%
Kreditanstalt fuer Wiederaufbau 3.63%, 4/1/26	210,000	208,867
Landwirtschaftliche Rentenbank 2.50%, 11/15/27, Series 37	126,000	121,047
Total Germany		329,914
Japan – 0.2%
Japan Bank for International Cooperation 4.63%, 7/19/28	200,000	202,521
South Korea – 0.2%
Export-Import Bank of Korea 4.88%, 1/14/30	200,000	204,223
Sweden – 0.0%
Svensk Exportkredit AB 3.26%, 5/11/37(e)	50,000	26,747
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $931,950)		924,455
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Chile – 0.1%
Chile Government International Bonds 3.50%, 1/25/50	170,000	122,722
Indonesia – 0.1%
Indonesia Government International Bonds 3.50%, 2/14/50	115,000	85,164
Investments in Long Securities	Principal Amount	Value
Mexico – 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	$200,000	$206,564
4.28%, 8/14/41	195,000	149,745
Total Mexico		356,309
Panama – 0.1%
Panama Government International Bonds 6.70%, 1/26/36	175,000	169,386
Peru – 0.1%
Peru Government International Bonds
3.00%, 1/15/34	100,000	82,972
5.63%, 11/18/50	25,000	24,231
3.23%, 7/28/21	20,000	11,123
Total Peru		118,326
Philippines – 0.2%
Philippines Government International Bonds 5.00%, 7/17/33	200,000	199,219
Poland – 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	102,459
5.38%, 2/12/35	70,000	70,538
Total Poland		172,997
Uruguay – 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55	64,000	57,989
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,385,510)		1,282,112
SUPRANATIONAL BONDS – 1.3%
Asian Development Bank
2.50%, 11/2/27	20,000	19,231
4.50%, 8/25/28	80,000	81,109
4.13%, 1/12/34	75,000	74,086
Corp. Andina de Fomento 2.25%, 2/8/27	100,000	96,033
Council Of Europe Development Bank 3.75%, 5/25/26	110,000	109,479
European Investment Bank
4.38%, 3/19/27	300,000	301,869
4.38%, 10/10/31(c)	100,000	101,135
3.75%, 2/14/33	50,000	48,453
Inter-American Development Bank
3.50%, 9/14/29	75,000	73,205
4.38%, 7/17/34	75,000	75,266
International Bank for Reconstruction & Development
4.00%, 8/27/26	100,000	99,914
3.13%, 6/15/27	25,000	24,502
2.50%, 11/22/27	194,000	186,459
0.88%, 5/14/30	468,000	397,675
4.00%, 7/25/30	25,000	24,840
TOTAL SUPRANATIONAL BONDS (Cost: $1,726,827)		1,713,256
See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
United States – 1.6%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	$75,000	$68,686
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	99,570
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	85,352
Barclays Commercial Mortgage Trust 2.99%, 11/15/52, Series 2019-C5, Class ASB	92,516	89,887
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(b)	60,000	48,594
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	67,795
3.79%, 4/15/55, Series 2022-B34, Class A5*(b)	50,000	45,700
4.44%, 5/15/55, Series 2022-B35, Class A5*(b)	30,000	28,850
BMO Mortgage Trust 5.60%, 3/15/57, Series 2024-C8, Class A5*(b)	45,000	47,014
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.67%, 3/25/26, Series K055, Class A2	49,431	48,599
3.43%, 1/25/27, Series K063, Class A2*(b)	20,000	19,685
3.25%, 11/25/27, Series K072, Class A1	36,313	35,718
3.73%, 2/25/28, Series K079, Class A1	67,828	67,148
3.69%, 1/25/29, Series K088, Class A2	115,000	112,478
5.18%, 3/25/29, Series K520, Class A2*(b)	65,000	66,820
2.52%, 10/25/29, Series K101, Class A2	50,000	46,279
2.54%, 10/25/29, Series K102, Class A2	60,000	55,596
2.07%, 1/25/30, Series K106, Class A2	113,000	101,842
1.52%, 3/25/30, Series K108, Class A2	60,000	52,589
2.35%, 11/25/31, Series K137, Class A2*(b)	35,000	30,774
3.00%, 6/25/32, Series K147, Class A2*(b)	60,000	54,534
4.35%, 1/25/33, Series K154, Class A2*(b)	75,000	74,220
4.20%, 5/25/33, Series K157, Class A2	50,000	48,938
1.24%, 1/25/35, Series K1516, Class A1	82,706	68,618
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	37,897	37,068
2.46%, 12/25/26, Series 2017-M3, Class A2*(b)	31,813	30,852
3.06%, 3/25/28, Series 2018-M4, Class A2*(b)	17,802	17,240
3.54%, 9/25/28, Series 2019-M1, Class A2*(b)	20,831	20,354
3.61%, 2/25/31, Series 2019-M4, Class A2	4,161	3,984
1.71%, 11/25/31, Series 2022-M3, Class A2*(b)	50,000	42,015
3.77%, 9/25/32, Series 2023-M4, Class A2*(b)	50,000	47,759
Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	88,016
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	93,555
2.44%, 6/15/54, Series 2021-L6, Class A4*(b)	50,000	43,124
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	48,965
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,201
Investments in Long Securities	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
3.64%, 3/15/50, Series 2017-RB1, Class A5	$68,000	$65,477
2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	33,651
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,187,019)		2,054,547
MUNICIPAL BONDS – 0.7%
United States – 0.7%
California Earthquake Authority 5.60%, 7/1/27, Series A	150,000	151,636
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	46,928	52,515
City of Houston 3.96%, 3/1/47	50,000	43,418
Commonwealth of Massachusetts 4.11%, 7/15/31, Series B	49,580	49,085
Dallas Fort Worth International Airport 4.51%, 11/1/51, Series A	100,000	89,556
Louisiana Local Government Environmental Facilities & Community Development Authority 3.62%, 2/1/29, Series A	45,599	45,223
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	50,000	49,592
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	106,229
4.81%, 10/15/65, Series 192	25,000	23,430
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	15,210
Sales Tax Securitization Corp. 3.82%, 1/1/48, Series B	50,000	41,348
State of California 7.55%, 4/1/39	90,000	108,713
State of Mississippi 5.25%, 11/1/34, Series F	75,000	75,814
Texas Department of Transportation State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	50,988
University of California 3.35%, 7/1/29, Series BD	10,000	9,646
University of Michigan 3.50%, 4/1/52, Series A	50,000	38,942
TOTAL MUNICIPAL BONDS (Cost: $1,103,640)		951,345
ASSET-BACKED SECURITIES – 0.4%
United States – 0.4%
BMW Vehicle Lease Trust 5.98%, 2/25/27, Series 2023-2, Class A4	100,000	101,374

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Chase Issuance Trust 4.63%, 1/15/31, Series 2024-A2, Class A	$100,000	$101,124
GM Financial Consumer Automobile Receivables Trust 4.86%, 6/18/29, Series 2024-1, Class A4	125,000	126,301
Verizon Master Trust 3.67%, 1/22/29, Series 2022-6, Class A	100,000	99,656
World Omni Auto Receivables Trust 5.27%, 9/17/29, Series 2024-B, Class A3	100,000	101,357
TOTAL ASSET-BACKED SECURITIES (Cost: $525,958)		529,812
REPURCHASE AGREEMENT – 0.0%
United States – 0.0%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.36% due 3/3/25; Proceeds at maturity – $50,018 (fully collateralized by Federal National Mortgage Association, 3.50% due 8/1/42 and U.S. Treasury Note, 1.88% due 2/28/29; Market value including accrued interest – $51,084) (Cost: $50,000)	50,000	50,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(f) (Cost: $2,544,350)	2,544,350	2,544,350
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 101.3% (Cost: $135,597,018)		131,962,461
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.2)%
Government National Mortgage Association – (0.1)%
2.00%, 4/15/54(a)	$(25,000)	$(20,561)
3.00%, 4/15/54(a)	(25,000)	(22,269)
2.00%, 3/20/55(a)	(25,000)	(20,554)
Uniform Mortgage-Backed Securities – (0.1)%
1.50%, 3/1/40(a)	(25,000)	(21,975)
3.00%, 3/1/40(a)	(75,000)	(71,025)
3.50%, 3/1/40(a)	(25,000)	(24,069)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $177,873)		(180,453)
Other Liabilities less Assets – (1.1)%		(1,474,492)
NET ASSETS – 100.0%		$130,307,516

*   Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)  To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)  Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(c)  Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,697,255 and the total market value of the collateral held by the Fund was $2,776,579. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $232,229.

(d)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)  Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2025.

(f)  Rate shown represents annualized 7-day yield as of February 28, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	160	6/30/25	$(33,115,000)	$(124,899)
5 Year U.S. Treasury Note	683	6/30/25	(73,721,313)	(720,424)
U.S. Treasury Ultra Long Term Bond	58	6/18/25	(7,199,250)	(179,847)
Ultra 10 Year U.S. Treasury Note	323	6/18/25	(36,902,750)	(579,462)
			$(150,938,313)	$(1,604,632)

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$33,669,070	$—	$33,669,070
U.S. Government Obligations	—	56,462,640	—	56,462,640
Corporate Bonds	—	31,780,874	—	31,780,874
Foreign Government Agencies	—	924,455	—	924,455
Foreign Government Obligations	—	1,282,112	—	1,282,112
Supranational Bonds	—	1,713,256	—	1,713,256
Commercial Mortgage-Backed Securities	—	2,054,547	—	2,054,547
Municipal Bonds	—	951,345	—	951,345
Asset-Backed Securities	—	529,812	—	529,812
Repurchase Agreement	—	50,000	—	50,000
Investment of Cash Collateral for Securities Loaned	—	2,544,350	—	2,544,350
Total Investments in Securities	$—	$131,962,461	$—	$131,962,461
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(180,453)	$—	$(180,453)
Financial Derivative Instruments
Futures Contracts[1]	$(1,604,632)	$—	$—	$(1,604,632)
Total – Net	$(1,604,632)	$131,782,008	$—	$130,177,376

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2025
Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 2.8%
Cayman Islands – 1.6%
LCM 28 Ltd. 6.70%, 10/20/30, Series 28A, Class C, (6.705% fixed rate until 4/20/25; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	$400,000	$400,430
LCM XVIII LP 6.40%, 4/20/31, Series 18A, Class CR, (6.405% fixed rate until 4/20/25; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,523
Sound Point CLO XXIX Ltd. 6.86%, 4/25/34, Series 2021-1A, Class C1, (6.862% fixed rate until 4/25/25; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	300,749
Total Cayman Islands		1,001,702
United States – 1.2%
VMC Finance LLC 6.23%, 6/16/36, Series 2021-FL4, Class B, (6.228% fixed rate until 2/18/26; 1-month Secured Overnight Financing Rate + 1.914% thereafter)(a)(b)	750,000	730,836
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,716,436)		1,732,538
COLLATERALIZED MORTGAGE OBLIGATIONS – 29.5%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	325,863	330,709
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	280,276	229,175
Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	370	369
4.00%, 5/15/28, Series 4669, Class EV	134,940	134,483
6.00%, 7/15/29, Series 2175, Class TH	15,334	15,540
6.00%, 5/15/32, Series 2448, Class ZQ	23,274	23,650
3.00%, 8/15/32, Series 4092, Class AY	200,000	190,762
6.00%, 8/15/32, Series 2485, Class WG	11,048	11,464
5.50%, 11/15/32, Series 2519, Class ZD	52,034	52,946
5.50%, 11/15/32, Series 2520, Class PH	77,053	79,268
4.90%, 6/15/34, Series 2812, Class MF, Secured Overnight Financing Rate 30 Day Average + 0.564%)*(b)	94,935	94,897
5.50%, 6/15/34, Series 2810, Class ME	18,955	19,555
5.50%, 9/15/34, Series 2861, Class Z	162,081	164,874
5.00%, 11/15/34, Series 2893, Class PE	125,955	127,967
6.00%, 11/15/36, Series 3244, Class LZ	145	144
5.00%, 4/15/40, Series 3658, Class CZ, PIK	348,956	346,733
4.50%, 9/15/40, Series 3726, Class QZ	456,367	451,783
4.00%, 1/15/41, Series 4179, Class AZ	339,391	328,961
3.50%, 5/15/41, Series 4229, Class MA	102,407	100,004
Investments	Principal Amount	Value
5.00%, 7/15/41, Series 3890, Class ME	$1,183,000	$1,197,178
3.00%, 12/15/41, Series 4273, Class GM	38,199	36,971
4.00%, 5/15/42, Series 4048, Class CE	150,000	141,298
3.00%, 11/15/42, Series 4136, Class ZG, PIK	981,960	889,612
3.00%, 5/15/43, Series 4322, Class DJ	29,352	28,732
4.50%, 12/15/43, Series 4283, Class EW*(b)	219,628	216,107
3.00%, 6/15/44, Series 4483, Class CA	125,376	120,148
2.25%, 8/15/44, Series 4406, Class AC	54,109	47,942
3.50%, 9/15/46, Series 4774, Class LP	199,520	193,698
3.00%, 4/25/49, Series 4908, Class BD	278,659	249,074
5.00%, 11/25/50, Series 5058, Class BC, REMIC	275,285	272,068
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	529,983	491,275
4.00%, 8/25/56, Series 2017-2, Class M1*(a)(b)	244,832	243,530
4.75%, 5/25/57, Series 2018-1, Class M*(b)	198,385	192,719
3.00%, 8/25/57, Series 2018-3, Class HT	121,767	105,360
2.50%, 5/25/60, Series 2020-3, Class M5TU	333,082	292,253
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	304,713	269,691
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	24,537	24,336
2.00%, 11/25/30, Series 2015-93, Class AD	51,946	50,434
6.50%, 10/25/31, Series 2001-52, Class YZ	13,902	14,425
3.00%, 6/25/33, Series 2014-36, Class QA	20,030	19,694
4.00%, 8/25/33, Series 2014-58, Class VM	18,307	18,242
4.50%, 10/25/34, Series 2004-75, Class ZG	4,009	3,994
4.72%, 5/25/35, Series 2005-40, Class FB, Secured Overnight Financing Rate 30 Day Average + 0.364%)*(b)	28,336	28,236
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	126,021	123,809
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	224,584	237,620
4.50%, 10/25/36, Series 2009-19, Class PW	127,357	126,799
4.72%, 12/25/36, Series 2006-120, Class PF, Secured Overnight Financing Rate 30 Day Average + 0.364%)*(b)	28,742	28,490
5.50%, 2/25/37, Series 2007-6, Class PA	50,909	51,158
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	292,977	275,746
5.00%, 4/25/37, Series 2007-26, Class JZ	128,608	130,209
5.00%, 3/25/38, Series 2008-16, Class EA	4,758	4,716
6.00%, 8/25/39, Series 2009-62, Class Z	237,897	249,546
5.00%, 11/25/39, Series 2009-89, Class PH	102,558	104,465
3.50%, 5/25/40, Series 2010-43, Class MC	65,297	64,512
5.00%, 7/25/40, Series 2010-80, Class PZ	180,765	183,119
5.00%, 9/25/40, Series 2010-102, Class PN	543,062	550,274
3.00%, 2/25/41, Series 2011-134, Class NJ	22,741	22,309
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,572	12,559

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2025
Investments	Principal Amount	Value
5.00%, 6/25/41, Series 2011-52, Class GB	$459,276	$467,690
5.25%, 9/25/41, Series 2011-84, Class PZ	233,637	236,648
1.75%, 6/25/42, Series 2013-37, Class JA	76,726	73,958
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	191,288
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	83,085	69,980
3.00%, 3/25/44, Series 2015-42, Class CA	140,128	133,666
3.00%, 3/25/46, Series 2016-9, Class D	117,428	107,147
2.50%, 9/25/46, Series 2016-63, Class CA	33,318	25,000
Flagstar Mortgage Trust 2.50%, 9/25/51, Series 2021-8INV, Class A6*(a)(b)	452,259	403,249
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	100,907	100,579
5.00%, 4/20/34, Series 2004-31, Class ZB	116,907	116,396
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	155,008
5.50%, 4/20/37, Series 2007-24, Class PC	15,552	15,567
5.50%, 5/20/38, Series 2008-42, Class QB	40,826	41,777
2.00%, 8/20/39, Series 2011-52, Class KY	29,607	28,522
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	442,512	474,938
4.50%, 9/16/40, Series 2010-125, Class BZ	172,787	172,487
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	180,784
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	120,852
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	695,888	654,468
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	228,518
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	353,591	305,363
GS Mortgage-Backed Securities Trust 2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	420,267	373,956
JP Morgan Mortgage Trust
3.58%, 5/25/45, Series 2015-3, Class B3*(a)(b)	81,519	76,285
2.94%, 7/25/51, Series 2021-3, Class B1*(a)(b)	211,972	177,450
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	370,162	302,673
6.12%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	415,496	395,516
OBX Trust
5.93%, 11/25/63, Series 2024-NQM1, Class A1*(a)(b)	278,733	280,625
6.18%, 5/25/64, Series 2024-NQM10, Class A1*(a)(b)	337,591	341,473
Provident Funding Mortgage Trust 3.24%, 2/25/50, Series 2020-1, Class B1*(a)(b)	352,624	305,477
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	629,621	537,047
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	106,410	92,108
Seasoned Loans Structured Transaction 3.50%, 6/25/28, Series 2018-1, Class A1	232,300	225,020
Investments	Principal Amount	Value
Seasoned Loans Structured Transaction Trust 2.75%, 11/25/29, Series 2019-3, Class A2C	$85,000	$78,431
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	105,517	98,932
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	307,997	310,209
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	246,118	248,593
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $19,100,394)		18,163,312
COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.0%
United States – 5.0%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(b)	400,000	388,242
2.73%, 2/15/53, Series 2020-B16, Class A5	300,000	273,352
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	231,620
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	172,972
CFCRE Commercial Mortgage Trust 4.20%, 6/15/50, Series 2017-C8, Class B*(b)	300,000	284,127
CSAIL Commercial Mortgage Trust 4.88%, 11/15/51, Series 2018-C14, Class B*(b)	250,000	234,434
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.77%, 9/25/45, Series 2021-P011, Class X1*(b)(c)	393,459	44,238
GS Mortgage Securities Trust 2.01%, 12/12/53, Series 2020-GSA2, Class A5	457,000	387,666
HIT Trust 7.50%, 7/15/39, Series 2022-HI32, Class B, 1-month Secured Overnight Financing Rate + 3.189%)*(a)(b)	375,330	376,654
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X*(b)(c)	5,942,450	242,036
Wells Fargo Commercial Mortgage Trust 4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	237,275
WFRBS Commercial Mortgage Trust 4.23%, 8/15/47, Series 2014-C21, Class C*(b)	200,000	190,498
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,164,763)		3,063,114
U.S. GOVERNMENT AGENCIES – 59.7%
Federal Home Loan Mortgage Corp. – 3.9%
4.00%, 1/1/42	170,078	164,069
3.50%, 8/1/46	215,648	199,666
3.50%, 9/1/47	236,729	218,692
2.00%, 9/1/51	396,240	326,318
2.00%, 1/1/52	842,774	685,542

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2025
Investments	Principal Amount	Value
2.50%, 2/1/52	$426,454	$360,399
2.50%, 2/1/52	524,838	443,488
Total Federal Home Loan Mortgage Corp.		2,398,174
Federal National Mortgage Association – 27.7%
4.00%, 11/1/43	222,693	215,053
4.00%, 5/1/47	172,899	165,399
4.00%, 12/1/47	167,998	160,254
2.50%, 11/1/50	408,434	347,815
2.00%, 12/1/51	456,204	366,585
2.50%, 12/1/51	633,074	537,038
2.00%, 1/1/52	1,881,221	1,510,188
2.50%, 2/1/52	765,360	642,588
2.50%, 4/1/52	1,183,457	991,377
3.00%, 5/1/52	1,800,579	1,579,683
2.50%, 6/1/52	1,734,829	1,454,998
3.50%, 7/1/52	1,117,644	1,016,101
3.50%, 9/1/52	1,357,662	1,234,165
4.50%, 9/1/52	927,679	896,343
5.00%, 9/1/52	1,294,389	1,279,143
3.00%, 10/1/52	1,164,379	1,015,371
4.00%, 1/1/53	1,056,357	991,133
5.50%, 6/1/53	942,457	946,381
5.50%, 9/1/54	1,341,805	1,344,905
4.00%, 4/1/55	341,178	321,728
4.50%, 6/1/56	58,368	56,870
Total Federal National Mortgage Association		17,073,118
Government National Mortgage Association – 13.4%
3.00%, 8/20/44	7,638	6,935
3.00%, 12/20/44	370,706	335,667
3.00%, 3/20/45	136,862	123,870
3.00%, 4/20/45	290,964	263,314
3.00%, 7/20/45	32,778	29,651
3.50%, 7/20/47	299,509	278,446
4.50%, 8/20/47	287,795	282,287
3.50%, 12/20/47	270,793	251,189
4.50%, 5/20/49	47,567	46,459
2.50%, 6/20/51	712,951	612,057
2.50%, 9/20/51	1,682,690	1,443,399
2.00%, 10/20/51	2,288,075	1,881,535
2.00%, 12/20/51	454,365	373,631
4.00%, 10/20/52	180,651	170,499
5.50%, 2/20/54	456,230	460,385
5.50%, 3/20/55(d)	1,700,000	1,704,449
Total Government National Mortgage Association		8,263,773
Investments	Principal Amount	Value
Uniform Mortgage-Backed Securities – 14.7%
5.50%, 3/1/55(d)	$3,430,000	$3,434,812
6.00%, 3/1/55(d)	3,000,000	3,049,480
5.00%, 4/1/55(d)	2,577,000	2,533,734
Total Uniform Mortgage-Backed Securities		9,018,026
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $36,723,961)		36,753,091
ASSET-BACKED SECURITIES – 2.3%
United States – 2.3%
Ford Credit Auto Lease Trust 5.54%, 12/15/26, Series 2023-A, Class C	400,000	401,269
GM Financial Consumer Automobile Receivables Trust 5.71%, 2/16/29, Series 2023-4, Class A4	385,000	396,437
Tesla Auto Lease Trust 4.82%, 10/20/27, Series 2024-B, Class A3(a)	400,000	401,595
Tesla Electric Vehicle Trust 5.38%, 6/20/28, Series 2023-1, Class A3(a)	250,000	252,682
TOTAL ASSET-BACKED SECURITIES (Cost: $1,452,807)		1,451,983

	Shares
MUTUAL FUND – 4.8%
United States – 4.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(e) (Cost: $2,936,017)	2,936,017	2,936,017
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $65,094,378)		64,100,055
Other Liabilities less Assets – (4.1)%		(2,519,098)
NET ASSETS – 100.0%		$61,580,957

*      Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(c)     Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(e)     Rate shown represents annualized 7-day yield as of February 28, 2025.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits
See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Mortgage Plus Bond Fund (MTGP) February 28, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	4	6/30/25	$827,875	$3,149
5 Year U.S. Treasury Note	32	6/30/25	3,454,000	31,961
10 Year U.S. Treasury Note	5	6/18/25	555,469	6,982
U.S. Treasury Long Bond	3	6/18/25	354,281	2,298
U.S. Treasury Ultra Long Term Bond	1	6/18/25	124,125	2,943
			$5,315,750	$47,333

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$1,732,538	$—	$1,732,538
Collateralized Mortgage Obligations	—	18,163,312	—	18,163,312
Commercial Mortgage-Backed Securities	—	3,063,114	—	3,063,114
U.S. Government Agencies	—	36,753,091	—	36,753,091
Asset-Backed Securities	—	1,451,983	—	1,451,983
Mutual Fund	—	2,936,017	—	2,936,017
Total Investments in Securities	$—	$64,100,055	$—	$64,100,055
Financial Derivative Instruments Futures Contracts[1]	$47,333	$—	$—	$47,333
Total – Net	$47,333	$64,100,055	$—	$64,147,388

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 19.0%
Federal Agricultural Mortgage Corp. – 0.1%
3.88%, 9/3/26	$800,000	$796,506
Federal Farm Credit Bank – 0.6%
2.20%, 2/23/27	705,000	678,249
4.50%, 7/8/27	140,000	141,517
3.50%, 9/10/29	700,000	683,886
2.38%, 3/16/32	2,062,000	1,824,217
2.90%, 4/12/32	631,000	576,938
3.50%, 9/1/32	1,237,000	1,174,198
3.40%, 4/25/34	1,650,000	1,519,981
3.55%, 1/11/39	730,000	642,543
Total Federal Farm Credit Bank		7,241,529
Federal Home Loan Bank – 0.8%
1.50%, 6/9/26(a)	200,000	193,087
1.10%, 8/20/26	1,930,000	1,845,765
4.00%, 10/9/26	250,000	250,027
0.92%, 2/26/27	230,000	215,801
2.00%, 12/14/29	120,000	109,426
4.75%, 3/14/31	680,000	697,110
3.50%, 6/11/32	825,000	783,334
4.75%, 3/10/34	1,000,000	1,028,662
5.63%, 3/14/36	5,380,000	5,923,871
3.63%, 6/22/43	55,000	46,047
Total Federal Home Loan Bank		11,093,130
Federal Home Loan Mortgage Corp. – 2.1%
0.38%, 7/21/25	417,000	410,767
6.75%, 9/15/29	685,000	762,138
6.25%, 7/15/32(b)	713,000	807,456
5.15%, 11/15/38(c)	100,000	52,412
4.50%, 8/1/41	267,567	265,556
6.40%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)(a)	141,460	144,261
3.00%, 4/1/45	944,651	850,965
3.00%, 4/1/45	977,323	879,297
4.00%, 11/1/45	1,360,123	1,304,437
3.50%, 12/1/46	1,280,480	1,185,537
3.50%, 12/1/47	663,773	614,556
3.50%, 3/1/48	1,963,709	1,818,106
4.50%, 7/1/48	221,124	216,622
2.00%, 5/1/51	318,915	257,606
2.00%, 1/1/52	3,280,208	2,673,099
3.00%, 1/1/52	1,421,203	1,261,295
2.50%, 2/1/52	599,456	506,980
2.50%, 2/1/52	703,567	595,248
2.50%, 2/1/52	1,498,486	1,267,913
2.50%, 3/1/52	958,914	811,366
2.50%, 3/1/52	1,303,671	1,101,885
2.50%, 4/1/52	2,418,316	2,044,808
Investments	Principal Amount	Value
3.50%, 5/1/52	$2,342,974	$2,139,729
3.00%, 7/1/52	6,459,212	5,642,339
Total Federal Home Loan Mortgage Corp.		27,614,378
Federal National Mortgage Association – 10.1%
2.50%, 9/1/27	305,700	298,899
7.13%, 1/15/30	1,528,000	1,735,829
2.50%, 6/1/30	469,943	453,087
2.50%, 7/1/30	256,974	247,318
3.00%, 9/1/30	270,718	262,993
6.63%, 11/15/30	983,000	1,107,923
2.50%, 7/1/36	1,266,328	1,174,964
2.00%, 12/1/36	4,745,334	4,297,578
2.00%, 4/1/37	2,285,218	2,063,971
5.63%, 7/15/37(b)	2,608,000	2,891,200
3.00%, 10/1/37	1,759,363	1,666,268
5.00%, 4/1/39	415,162	417,506
2.00%, 11/1/40	3,448,644	2,972,918
4.00%, 11/1/40	1,715,570	1,663,131
4.00%, 12/1/40	223,133	216,306
4.00%, 2/1/41	298,604	289,477
4.50%, 6/1/41	467,038	462,974
4.50%, 7/1/41	504,309	499,920
4.50%, 8/1/41	188,244	186,606
4.00%, 11/1/41	181,967	176,241
5.00%, 5/1/42	175,691	178,398
3.50%, 10/1/42	676,121	633,623
3.50%, 10/1/42	1,060,869	1,004,683
3.00%, 7/1/43	1,543,934	1,404,989
3.00%, 9/1/43	704,117	640,751
4.00%, 6/1/45	1,235,561	1,183,504
4.00%, 7/1/45	353,530	338,993
4.00%, 7/1/45	413,421	396,944
3.50%, 1/1/46	808,788	751,091
3.50%, 2/1/46	592,459	550,194
3.50%, 2/1/46	1,235,982	1,147,810
4.00%, 2/1/46	413,160	395,741
3.00%, 8/1/46	323,780	290,500
4.00%, 2/1/48	713,057	678,970
2.50%, 6/1/50	3,471,422	2,967,009
2.50%, 7/1/50	3,046,788	2,575,798
2.50%, 8/1/50	4,226,835	3,608,725
2.00%, 5/1/51	2,459,595	2,007,418
2.50%, 5/1/51	1,254,590	1,065,136
2.50%, 6/1/51	4,654,821	3,924,308
2.50%, 9/1/51	627,589	531,577
2.00%, 10/1/51	3,352,150	2,697,602
2.00%, 11/1/51	4,662,673	3,798,737
2.00%, 12/1/51	2,861,643	2,295,137
2.50%, 12/1/51	2,957,406	2,516,156
2.50%, 1/1/52	3,304,663	2,798,404

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
2.00%, 2/1/52	$878,964	$706,789
2.00%, 2/1/52	965,164	783,345
2.00%, 2/1/52	2,024,422	1,640,945
2.00%, 2/1/52	2,141,240	1,737,870
2.00%, 2/1/52	3,714,998	3,020,504
2.00%, 2/1/52	4,226,629	3,439,553
2.00%, 2/1/52	5,068,726	4,116,166
2.50%, 2/1/52	1,179,982	1,000,963
2.50%, 2/1/52	3,487,951	2,928,527
3.50%, 2/1/52	620,717	569,237
2.00%, 3/1/52	1,052,358	852,386
2.00%, 3/1/52	1,366,986	1,101,931
2.50%, 3/1/52	3,762,619	3,190,293
3.50%, 3/1/52	498,141	457,265
2.00%, 4/1/52	1,756,886	1,425,922
3.50%, 6/1/52	1,274,739	1,158,193
3.00%, 7/1/52	2,392,481	2,088,118
4.00%, 8/1/52	2,762,883	2,595,996
4.50%, 8/1/52	1,933,945	1,876,237
5.00%, 9/1/52	2,750,577	2,717,818
4.50%, 10/1/52	2,984,775	2,881,408
5.00%, 5/1/53	3,301,063	3,257,329
6.00%, 5/1/53	597,465	607,596
5.50%, 8/1/53	6,070,750	6,086,888
6.00%, 9/1/53	4,066,820	4,135,781
6.50%, 10/1/53	3,829,379	3,948,934
4.00%, 4/1/54	3,151,612	2,956,503
5.00%, 1/1/55	8,917,478	8,778,148
Total Federal National Mortgage Association		133,527,952
Government National Mortgage Association – 3.7%
4.50%, 6/20/41	211,404	210,047
4.50%, 7/20/41	342,645	340,445
4.50%, 10/20/41	438,211	435,398
4.00%, 10/20/43	653,105	631,251
4.00%, 3/20/46	341,974	328,377
4.00%, 3/20/46	527,441	506,469
3.50%, 3/20/47	3,079,684	2,863,932
3.50%, 9/20/47	1,037,699	963,860
3.50%, 1/20/48	561,467	522,136
4.50%, 1/20/50	549,015	538,512
2.00%, 1/20/51	1,018,078	837,091
2.00%, 2/20/51	2,358,077	1,939,058
2.50%, 3/20/51	1,035,407	889,045
2.50%, 5/20/51	1,606,734	1,380,500
2.50%, 8/20/51	1,483,738	1,273,427
2.50%, 10/20/51	1,515,305	1,300,285
3.00%, 10/20/51	1,055,862	933,121
3.00%, 10/20/51	1,673,079	1,491,770
3.00%, 11/20/51	2,330,068	2,059,204
Investments	Principal Amount	Value
3.00%, 12/20/51	$1,507,155	$1,343,831
2.00%, 2/20/52	2,469,918	2,030,452
2.50%, 4/20/52	1,645,704	1,411,763
4.50%, 7/20/52	578,289	560,776
5.50%, 1/20/53	1,386,094	1,397,242
5.50%, 4/20/53	282,868	285,070
5.00%, 5/20/53	2,134,700	2,114,379
6.00%, 8/20/53	1,159,277	1,182,218
6.50%, 10/20/53	795,565	811,991
5.00%, 4/20/54	1,979,480	1,954,888
6.50%, 8/20/54	3,890,586	3,972,534
5.50%, 9/20/54	4,462,755	4,478,847
6.00%, 9/20/54	7,329,005	7,436,481
Total Government National Mortgage Association		48,424,400
Tennessee Valley Authority – 1.4%
0.75%, 5/15/25	159,000	157,874
3.88%, 3/15/28(b)	1,670,000	1,663,825
7.13%, 5/1/30	2,062,000	2,349,852
1.50%, 9/15/31	50,000	42,204
5.88%, 4/1/36	310,000	346,452
5.47%, 3/15/37(c)	1,698,000	934,435
5.25%, 9/15/39	370,000	394,035
5.38%, 1/15/42(c)	800,000	328,157
3.50%, 12/15/42(b)	10,010,000	8,508,640
4.25%, 9/15/52	3,049,000	2,706,398
5.38%, 4/1/56(b)	650,000	686,867
4.25%, 9/15/65(b)	859,000	739,241
Total Tennessee Valley Authority		18,857,980
Uniform Mortgage-Backed Securities – 0.2% 2.00%, 4/15/54(d)	3,538,000	2,836,185
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $253,792,361)		250,392,060
U.S. GOVERNMENT OBLIGATIONS – 25.3%
U.S. Treasury Bonds – 4.8%
5.00%, 5/15/37	14,900	16,012
4.50%, 5/15/38	15,600	15,972
3.88%, 8/15/40	325,300	306,265
1.88%, 2/15/41	64,853,600	45,863,655
4.38%, 5/15/41	15,800	15,701
4.50%, 2/15/44	485,000	483,446
4.63%, 5/15/44	414,900	419,957
4.63%, 11/15/44	2,000,000	2,022,188
4.75%, 2/15/45	6,166,300	6,352,253
3.38%, 11/15/48	5,000,000	4,109,375
4.63%, 5/15/54	966,100	987,007
4.25%, 8/15/54	663,800	638,181
4.50%, 11/15/54	1,417,000	1,421,428
Total U.S. Treasury Bonds		62,651,440

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
U.S. Treasury Notes – 20.5%
3.88%, 3/31/25	$637,500	$637,288
3.88%, 4/30/25	346,300	346,063
4.25%, 5/31/25	146,600	146,557
2.88%, 6/15/25	2,112,900	2,104,069
3.00%, 7/15/25	252,300	251,127
5.00%, 8/31/25	435,600	437,080
0.25%, 10/31/25	43,092,000	41,990,293
5.00%, 10/31/25	69,400	69,743
4.88%, 11/30/25	22,400	22,507
4.25%, 12/31/25	26,000	26,019
3.88%, 1/15/26	1,554,400	1,550,969
0.38%, 1/31/26	151,338,800	146,228,160
4.00%, 2/15/26	2,445,500	2,442,013
4.63%, 3/15/26	1,376,800	1,383,630
4.50%, 3/31/26	294,000	295,189
3.75%, 4/15/26	1,505,400	1,499,725
3.63%, 5/15/26	161,000	160,151
4.13%, 6/15/26	86,500	86,588
4.50%, 7/15/26	103,900	104,525
4.38%, 7/31/26	1,984,000	1,993,145
4.38%, 8/15/26	268,800	270,076
3.75%, 8/31/26	642,300	639,641
4.63%, 9/15/26	259,100	261,408
2.00%, 11/15/26	443,500	428,930
4.63%, 11/15/26	26,800	27,065
1.25%, 11/30/26	630,200	601,213
4.25%, 11/30/26	684,000	686,725
4.25%, 12/31/26	604,500	607,086
4.13%, 1/31/27	3,762,000	3,770,376
4.13%, 2/15/27	622,500	624,056
4.25%, 3/15/27	345,500	347,241
4.63%, 6/15/27	110,000	111,560
3.75%, 8/15/27	3,000,000	2,984,297
3.38%, 9/15/27	1,320,000	1,301,334
3.88%, 10/15/27	1,000,000	997,578
4.13%, 11/15/27	2,109,000	2,116,991
4.00%, 12/15/27	782,500	783,234
4.25%, 1/15/28	978,000	985,373
3.50%, 1/31/28	1,468,600	1,449,726
4.25%, 2/15/28	1,946,000	1,961,431
4.00%, 2/29/28	1,349,500	1,350,449
3.63%, 3/31/28	2,144,600	2,123,322
3.50%, 4/30/28	1,146,500	1,130,153
3.63%, 5/31/28	606,200	599,688
2.88%, 8/15/28	10,800	10,417
4.38%, 8/31/28	457,200	462,879
4.88%, 10/31/28	741,700	763,690
4.38%, 11/30/28	321,500	325,669
3.75%, 12/31/28	214,300	212,400
4.13%, 3/31/29	497,000	499,194
Investments	Principal Amount	Value
3.25%, 6/30/29	$18,800	$18,234
4.00%, 7/31/29	1,199,900	1,199,713
3.63%, 8/31/29	143,000	140,799
3.50%, 9/30/29	403,300	394,809
4.13%, 10/31/29	33,500	33,662
4.13%, 11/30/29	500,000	502,656
4.38%, 12/31/29	47,000	47,744
4.00%, 2/28/30	2,334,200	2,227,885
3.63%, 3/31/30	68,300	67,038
3.50%, 4/30/30	78,300	76,361
3.75%, 5/31/30	150,000	147,979
4.00%, 7/31/30	211,400	210,995
0.63%, 8/15/30	35,760,000	29,817,694
4.13%, 3/31/31	94,000	94,253
1.63%, 5/15/31	20,500	17,766
4.13%, 7/31/31	888,200	890,178
3.75%, 8/31/31	142,000	139,249
3.63%, 9/30/31	396,800	386,167
4.50%, 12/31/31	376,000	384,959
4.13%, 11/15/32	25,400	25,410
3.50%, 2/15/33	164,900	157,814
3.88%, 8/15/33	934,600	915,762
4.50%, 11/15/33	179,900	184,215
4.38%, 5/15/34	1,201,100	1,218,178
3.88%, 8/15/34	529,400	516,372
4.63%, 2/15/35	242,000	250,338
Total U.S. Treasury Notes		270,274,273
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $328,131,874)		332,925,713
CORPORATE BONDS – 40.9%
Argentina – 0.0%
YPF SA
9.00%, 6/30/29(a)(e)	218,000	229,289
8.75%, 9/11/31(e)	22,000	23,117
7.00%, 9/30/33(a)(e)	23,000	22,536
7.00%, 12/15/47(e)	22,000	19,500
Total Argentina		294,442
Australia – 0.5%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	83,000	84,090
Australia & New Zealand Banking Group Ltd. 5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(f)	200,000	204,553
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	55,000	55,221
6.42%, 3/1/26	18,000	18,337
5.25%, 9/8/26	47,000	47,603
4.75%, 2/28/28	55,000	55,528
5.10%, 9/8/28	38,000	38,717

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.25%, 9/8/30	$18,000	$18,524
4.90%, 2/28/33	15,000	14,998
5.25%, 9/8/33	30,000	30,624
4.13%, 2/24/42	65,000	56,356
5.00%, 9/30/43	163,000	156,261
5.50%, 9/8/53(b)	53,000	53,646
Commonwealth Bank of Australia
2.85%, 5/18/26(f)	35,000	34,433
1.13%, 6/15/26(f)	50,000	48,059
2.63%, 9/6/26(f)	40,000	39,098
2.55%, 3/14/27(f)	194,000	187,623
3.15%, 9/19/27(f)	30,000	29,207
3.90%, 3/16/28(f)	54,000	53,460
1.88%, 9/15/31(f)	495,000	421,599
3.90%, 7/12/47(f)	65,000	53,269
CSL Finance PLC
3.85%, 4/27/27(f)	20,000	19,693
4.05%, 4/27/29(f)	20,000	19,546
4.25%, 4/27/32(f)	40,000	38,492
5.11%, 4/3/34(f)	20,000	20,219
4.63%, 4/27/42(f)	20,000	18,232
4.75%, 4/27/52(f)	40,000	35,760
5.42%, 4/3/54(f)	74,000	72,974
4.95%, 4/27/62(f)	20,000	18,041
FMG Resources August 2006 Pty. Ltd. 6.13%, 4/15/32(f)	174,000	174,451
Glencore Finance Canada Ltd.
6.90%, 11/15/37(f)	20,000	22,240
6.00%, 11/15/41(f)	20,000	20,555
5.55%, 10/25/42(f)	20,000	19,282
Glencore Funding LLC
1.63%, 9/1/25(f)	40,000	39,419
1.63%, 4/27/26(f)	25,000	24,190
4.00%, 3/27/27(f)	40,000	39,528
5.34%, 4/4/27(f)	35,000	35,486
3.88%, 10/27/27(f)	20,000	19,569
5.40%, 5/8/28(f)	20,000	20,361
6.13%, 10/6/28(f)	46,000	48,000
4.88%, 3/12/29(f)	30,000	30,077
5.37%, 4/4/29(f)	45,000	45,921
2.50%, 9/1/30(f)	40,000	35,355
6.38%, 10/6/30(f)	30,000	31,954
2.85%, 4/27/31(f)	25,000	22,084
2.63%, 9/23/31(f)	41,000	35,418
5.70%, 5/8/33(f)	20,000	20,586
6.50%, 10/6/33(f)	42,000	45,403
5.63%, 4/4/34(f)	50,000	50,767
3.88%, 4/27/51(b)(f)	20,000	14,797
3.38%, 9/23/51(f)	20,000	13,580
5.89%, 4/4/54(f)	20,000	20,028
Investments	Principal Amount	Value
Goodman U.S. Finance Five LLC 4.63%, 5/4/32(f)	$20,000	$19,501
Goodman U.S. Finance Four LLC 4.50%, 10/15/37(f)	13,000	11,948
Goodman U.S. Finance Three LLC 3.70%, 3/15/28(f)	21,000	20,338
Macquarie Bank Ltd. 6.80%, 1/18/33(f)	225,000	243,330
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(f)	166,000	143,743
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(f)	110,000	112,473
Mineral Resources Ltd.
8.13%, 5/1/27(f)	29,000	29,033
8.00%, 11/1/27(f)	31,000	31,372
9.25%, 10/1/28(f)	45,000	46,656
8.50%, 5/1/30(f)	26,000	26,405
National Australia Bank Ltd.
1.89%, 1/12/27(f)	257,000	246,101
3.91%, 6/9/27	347,000	344,176
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(f)	476,000	419,316
NBN Co. Ltd. 5.75%, 10/6/28(f)	210,000	218,401
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,445
5.20%, 11/2/40	9,000	8,903
2.75%, 11/2/51	178,000	112,070
Rio Tinto Finance USA PLC
5.00%, 3/9/33	82,000	82,840
4.75%, 3/22/42	25,000	23,380
5.13%, 3/9/53	149,000	142,073
Santos Finance Ltd.
3.65%, 4/29/31(f)	79,000	71,974
6.88%, 9/19/33(f)	35,000	38,045
South32 Treasury Ltd. 4.35%, 4/14/32(f)	29,000	27,250
Transurban Finance Co. Pty. Ltd.
4.13%, 2/2/26(f)	22,000	21,884
3.38%, 3/22/27(f)	48,000	46,864
2.45%, 3/16/31(f)	37,000	32,355
Westpac Banking Corp.
1.95%, 11/20/28(b)	25,000	22,950
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	523,610
See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)	$20,000	$20,061
6.82%, 11/17/33	160,000	176,578
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	21,766
4.42%, 7/24/39	3,000	2,752
2.96%, 11/16/40	65,000	48,410
3.13%, 11/18/41	73,000	54,303
Woodside Finance Ltd. 4.50%, 3/4/29(f)	106,000	104,598
Total Australia		6,328,118
Austria – 0.0%
Oesterreichische Kontrollbank AG 0.50%, 2/2/26	415,000	401,141
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	786,000	736,062
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	341,000	318,243
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	262,000	264,464
8.20%, 1/15/39	401,000	515,117
5.55%, 1/23/49	219,000	222,960
5.80%, 1/23/59	53,000	55,790
KBC Group NV 5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(f)	200,000	205,634
Total Belgium		2,318,270
Bermuda – 0.0%
Bacardi Ltd. 4.70%, 5/15/28(f)	312,000	310,792
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	20,517
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	26,684
5.75%, 6/5/33	15,000	15,393
Triton Container International Ltd.
2.05%, 4/15/26(f)	25,000	24,179
3.15%, 6/15/31(f)	25,000	21,761
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/32	42,000	36,453
XL Group Ltd. 5.25%, 12/15/43	16,000	15,577
Total Bermuda		471,356
Investments	Principal Amount	Value
Brazil – 0.3%
Banco do Brasil SA 3.25%, 9/30/26(e)	$200,000	$195,236
Braskem Netherlands Finance BV 7.25%, 2/13/33(e)	224,000	208,820
BRF SA 4.88%, 1/24/30(e)	249,000	234,336
Cosan Luxembourg SA 7.50%, 6/27/30(e)	200,000	205,985
CSN Inova Ventures 6.75%, 1/28/28(b)(e)	200,000	192,386
Gerdau Trade, Inc. 4.88%, 10/24/27(e)	240,000	239,962
Klabin Austria GmbH 5.75%, 4/3/29(e)	200,000	200,097
MARB BondCo PLC 3.95%, 1/29/31(e)	200,000	172,029
Minerva Luxembourg SA 4.38%, 3/18/31(e)	200,000	172,286
Petrobras Global Finance BV
5.60%, 1/3/31	214,000	210,934
6.90%, 3/19/49	177,000	169,520
Raizen Fuels Finance SA 5.70%, 1/17/35(b)(e)	215,000	204,267
Samarco Mineracao SA 9.00%, 6/30/31, PIK(e)	164,630	162,783
Suzano Austria GmbH
2.50%, 9/15/28	29,000	26,462
3.75%, 1/15/31	90,000	81,732
3.13%, 1/15/32, Series DM3N	324,000	277,303
Suzano International Finance BV 5.50%, 1/17/27	40,000	40,441
Vale Overseas Ltd.
6.13%, 6/12/33(b)	22,000	22,696
8.25%, 1/17/34	64,000	76,545
6.88%, 11/21/36	193,000	211,936
6.88%, 11/10/39	104,000	115,701
6.40%, 6/28/54	83,000	83,848
Vale SA 5.63%, 9/11/42	44,000	43,687
Yara International ASA
3.80%, 6/6/26(f)	20,000	19,755
4.75%, 6/1/28(f)	41,000	40,722
3.15%, 6/4/30(f)	31,000	28,288
7.38%, 11/14/32(e)	170,000	187,880
Total Brazil		3,825,637
Canada – 1.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(f)	20,000	19,200

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.50%, 2/15/29(f)	$50,000	$46,673
4.00%, 10/15/30(f)	169,000	154,135
6297782 LLC 5.58%, 10/1/34(f)	113,000	111,368
Air Canada Pass-Through Trust 10.50%, 7/15/26, Series 2020-1, Class C(f)	200,000	213,367
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(a)	71,000	71,484
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	29,729
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(f)	40,000	39,056
2.95%, 1/25/30(f)	30,000	27,473
5.27%, 2/12/34(f)	35,000	34,815
3.44%, 5/13/41(f)	25,000	19,203
4.50%, 7/26/47(f)	20,000	16,912
3.80%, 1/25/50(f)	30,000	22,416
3.63%, 5/13/51(f)	40,000	28,544
5.62%, 2/12/54(f)	25,000	24,403
AltaGas Ltd. 7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(f)	36,000	36,046
Bank of Montreal
5.30%, 6/5/26	99,000	100,087
1.25%, 9/15/26	95,000	90,595
5.27%, 12/11/26	84,000	85,219
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	70,719
2.65%, 3/8/27	91,000	88,109
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	470,066
Bank of Nova Scotia
2.95%, 3/11/27	51,000	49,573
2.45%, 2/2/32	345,000	296,495
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	82,759
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	321,000	333,538
Baytex Energy Corp.
8.50%, 4/30/30(f)	33,000	33,804
7.38%, 3/15/32(f)	24,000	23,480
Bell Canada
2.15%, 2/15/32, Series US-5(b)	43,000	35,847
5.10%, 5/11/33	61,000	60,480
5.20%, 2/15/34(b)	16,000	15,956
4.46%, 4/1/48	340,000	282,700
Investments	Principal Amount	Value
4.30%, 7/29/49	$54,000	$43,585
3.20%, 2/15/52, Series US-6	35,000	22,975
Bombardier, Inc.
7.13%, 6/15/26(f)	14,000	14,063
7.88%, 4/15/27(f)	36,000	36,178
6.00%, 2/15/28(f)	96,000	95,753
7.50%, 2/1/29(f)	43,000	44,525
8.75%, 11/15/30(f)	31,000	33,227
7.25%, 7/1/31(b)(f)	46,000	47,116
7.00%, 6/1/32(b)(f)	31,000	31,450
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/50	77,000	54,392
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	173,756
4.35%, 4/15/30	100,000	97,802
3.50%, 3/30/51	142,000	101,208
3.63%, 2/15/52	32,000	23,212
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(f)	25,000	24,967
5.00%, 6/15/29(f)	14,000	12,924
4.88%, 2/15/30(b)(f)	20,000	18,175
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	37,000	36,195
1.25%, 6/22/26	55,000	52,826
5.62%, 7/17/26	33,000	33,504
5.93%, 10/2/26	62,000	63,373
3.45%, 4/7/27	273,000	267,726
5.00%, 4/28/28	278,000	281,598
5.99%, 10/3/28	51,000	53,300
3.60%, 4/7/32	21,000	19,302
6.09%, 10/3/33(b)	23,000	24,552
Canadian National Railway Co.
2.75%, 3/1/26	37,000	36,419
6.90%, 7/15/28	35,000	37,528
3.85%, 8/5/32	16,000	15,025
5.85%, 11/1/33	6,000	6,416
6.25%, 8/1/34	27,000	29,835
6.20%, 6/1/36	34,000	37,340
6.38%, 11/15/37	16,000	17,872
3.20%, 8/2/46	35,000	25,555
3.65%, 2/3/48	33,000	25,795
4.45%, 1/20/49	35,000	30,954
2.45%, 5/1/50	33,000	19,975
4.40%, 8/5/52	38,000	33,086
6.13%, 11/1/53	16,000	17,880
Canadian Natural Resources Ltd.
3.85%, 6/1/27	75,000	73,794
2.95%, 7/15/30	35,000	31,575
7.20%, 1/15/32	30,000	33,216

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
6.45%, 6/30/33	$25,000	$26,728
5.85%, 2/1/35	30,000	30,612
6.50%, 2/15/37	40,000	42,393
6.25%, 3/15/38	100,000	104,769
6.75%, 2/1/39	35,000	38,106
4.95%, 6/1/47	70,000	61,467
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	57,220
4.00%, 6/1/28	30,000	29,525
2.88%, 11/15/29	30,000	27,906
2.05%, 3/5/30	35,000	31,019
7.13%, 10/15/31	25,000	28,251
2.45%, 12/2/31	100,000	86,955
4.80%, 9/15/35	51,000	50,202
5.95%, 5/15/37	40,000	42,480
3.00%, 12/2/41	90,000	66,122
4.30%, 5/15/43	40,000	34,721
4.80%, 8/1/45	50,000	45,930
4.95%, 8/15/45	40,000	37,709
4.70%, 5/1/48	45,000	40,659
3.50%, 5/1/50	50,000	36,607
3.10%, 12/2/51	165,000	111,583
4.20%, 11/15/69	40,000	30,831
6.13%, 9/15/15	80,000	85,265
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	118,807
5.40%, 6/15/47	51,000	46,377
3.75%, 2/15/52	68,000	47,891
CI Financial Corp.
7.50%, 5/30/29(f)	64,000	67,463
4.10%, 6/15/51	47,000	34,046
Dye & Durham Ltd. 8.63%, 4/15/29(f)	23,000	24,074
Element Fleet Management Corp.
6.27%, 6/26/26(f)	31,000	31,581
5.64%, 3/13/27(f)	31,000	31,533
6.32%, 12/4/28(f)	31,000	32,699
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,314
2.64%, 6/15/31	32,000	27,792
4.75%, 6/15/46	110,000	94,083
Empower Finance 2020 LP
1.36%, 9/17/27(f)	17,000	15,652
1.78%, 3/17/31(f)	17,000	14,369
3.08%, 9/17/51(f)	29,000	19,079
Enbridge, Inc.
1.60%, 10/4/26	30,000	28,647
5.90%, 11/15/26	45,000	45,937
4.25%, 12/1/26	45,000	44,772
5.25%, 4/5/27	46,000	46,598
3.70%, 7/15/27	45,000	44,135
Investments	Principal Amount	Value
6.00%, 11/15/28	$45,000	$46,913
5.30%, 4/5/29	46,000	46,832
3.13%, 11/15/29	70,000	65,127
6.20%, 11/15/30	55,000	58,363
5.70%, 3/8/33	165,000	169,997
2.50%, 8/1/33	79,000	64,816
5.63%, 4/5/34	86,000	87,955
4.50%, 6/10/44	45,000	38,224
5.50%, 12/1/46	70,000	68,835
4.00%, 11/15/49	45,000	35,318
3.40%, 8/1/51	93,000	63,994
6.70%, 11/15/53	115,000	127,650
5.95%, 4/5/54	74,000	75,121
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)	25,000	25,851
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)	89,000	92,210
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,057
4.63%, 4/29/30	45,000	44,383
3.38%, 3/3/31	45,000	41,066
5.63%, 8/16/32	55,000	56,586
6.00%, 12/7/33	45,000	47,171
6.35%, 3/22/54	145,000	151,865
Federation des Caisses Desjardins du Quebec 5.70%, 3/14/28(f)	291,000	299,621
Fortis, Inc. 3.06%, 10/4/26	68,000	66,338
Garda World Security Corp. 6.00%, 6/1/29(f)	126,000	121,941
goeasy Ltd.
9.25%, 12/1/28(f)	22,000	23,480
7.63%, 7/1/29(f)	16,000	16,613
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(f)	12,000	11,753
4.58%, 5/17/48(f)	21,000	18,370
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(f)	29,000	24,069
Hudbay Minerals, Inc.
4.50%, 4/1/26(e)	25,000	24,743
6.13%, 4/1/29(e)	25,000	24,988
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 2/15/29(f)	41,000	43,176
Intact Financial Corp. 5.46%, 9/22/32(f)	25,000	25,445
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/28(f)	28,000	27,944

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(f)	$30,000	$31,924
10.50%, 12/15/30(f)	22,000	23,812
Kinross Gold Corp.
4.50%, 7/15/27	30,000	29,830
6.25%, 7/15/33	60,000	63,595
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(f)	22,000	20,752
10.75%, 6/30/32(f)	39,000	33,531
Magna International, Inc. 5.50%, 3/21/33(b)	43,000	44,024
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,786
2.48%, 5/19/27	37,000	35,486
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,127
3.70%, 3/16/32	15,000	14,015
5.38%, 3/4/46	33,000	32,905
Mattamy Group Corp.
5.25%, 12/15/27(f)	20,000	19,651
4.63%, 3/1/30(f)	37,000	34,541
Methanex Corp.
5.13%, 10/15/27	29,000	28,589
5.25%, 12/15/29(b)	29,000	28,340
5.65%, 12/1/44	12,000	10,490
National Bank of Canada
5.60%, 7/2/27, (5.60% fixed rate until 7/2/26; Secured Overnight Financing Rate + 1.036% thereafter)(a)	250,000	253,324
New Gold, Inc. 7.50%, 7/15/27(f)	143,000	144,328
Nutrien Ltd.
5.95%, 11/7/25	30,000	30,262
4.00%, 12/15/26	25,000	24,759
4.90%, 3/27/28	46,000	46,430
4.20%, 4/1/29	55,000	53,956
2.95%, 5/13/30	36,000	33,006
4.13%, 3/15/35	40,000	36,447
5.88%, 12/1/36	50,000	52,246
5.63%, 12/1/40	40,000	40,377
6.13%, 1/15/41	35,000	36,902
4.90%, 6/1/43	45,000	41,362
5.25%, 1/15/45	40,000	38,035
5.00%, 4/1/49	70,000	64,135
3.95%, 5/13/50	45,000	34,853
5.80%, 3/27/53	70,000	71,237
Ontario Teachers’ Cadillac Fairview Properties Trust 4.13%, 2/1/29(f)	200,000	195,262
Investments	Principal Amount	Value
Open Text Corp.
6.90%, 12/1/27(f)	$41,000	$42,431
3.88%, 2/15/28(f)	37,000	35,046
3.88%, 12/1/29(f)	35,000	32,258
Open Text Holdings, Inc.
4.13%, 2/15/30(f)	37,000	34,211
4.13%, 12/1/31(f)	30,000	26,906
Parkland Corp.
5.88%, 7/15/27(f)	81,000	81,032
4.50%, 10/1/29(f)	33,000	31,333
4.63%, 5/1/30(f)	33,000	31,007
Precision Drilling Corp. 6.88%, 1/15/29(f)	71,000	70,985
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(f)	23,000	23,603
7.75%, 3/15/31(f)	33,000	34,775
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,668
2.90%, 11/15/26	30,000	29,166
3.20%, 3/15/27	80,000	77,670
5.00%, 2/15/29	75,000	75,291
3.80%, 3/15/32	140,000	127,737
5.30%, 2/15/34	90,000	89,198
7.50%, 8/15/38	30,000	34,690
4.50%, 3/15/42	70,000	60,304
4.50%, 3/15/43	45,000	38,475
5.45%, 10/1/43	60,000	57,478
5.00%, 3/15/44	95,000	85,997
4.30%, 2/15/48	70,000	56,071
4.35%, 5/1/49	113,000	90,188
3.70%, 11/15/49	90,000	64,153
4.55%, 3/15/52	180,000	146,531
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(f)	41,000	40,164
Royal Bank of Canada
4.65%, 1/27/26	400,000	400,029
3.63%, 5/4/27	88,000	86,590
6.00%, 11/1/27	99,000	102,734
4.90%, 1/12/28	55,000	55,656
5.20%, 8/1/28	73,000	74,570
4.95%, 2/1/29	73,000	73,965
2.30%, 11/3/31	31,000	26,721
3.88%, 5/4/32	21,000	19,742
5.00%, 2/1/33	35,000	35,181
5.00%, 5/2/33	18,000	18,087
5.15%, 2/1/34	26,000	26,318
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(f)	26,000	26,774

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)(f)	$18,000	$18,527
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27(f)	44,000	44,042
5.03%, 10/1/29(f)	70,000	69,559
6.18%, 10/1/54(f)	63,000	61,529
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	39,739
5.95%, 12/1/34	44,000	45,837
6.80%, 5/15/38	54,000	59,181
6.85%, 6/1/39	66,000	73,564
4.00%, 11/15/47	66,000	50,523
3.75%, 3/4/51	66,000	47,693
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/29(f)	25,000	23,215
Taseko Mines Ltd. 8.25%, 5/1/30(f)	20,000	20,776
Teine Energy Ltd. 6.88%, 4/15/29(f)	165,000	160,170
TELUS Corp. 3.40%, 5/13/32	308,000	278,303
Thomson Reuters Corp.
3.35%, 5/15/26	31,000	30,602
5.50%, 8/15/35	36,000	37,090
5.85%, 4/15/40	45,000	47,132
5.65%, 11/23/43	32,000	32,308
Toronto-Dominion Bank
1.95%, 1/12/27, Series FXD(b)	309,000	295,059
4.46%, 6/8/32	748,000	724,034
TransAlta Corp.
7.75%, 11/15/29	54,000	56,330
6.50%, 3/15/40	12,000	11,638
TransCanada PipeLines Ltd.
4.63%, 3/1/34	549,000	522,786
7.63%, 1/15/39	462,000	542,602
Total Canada		16,940,217
Chile – 0.2%
Antofagasta PLC 2.38%, 10/14/30(e)	200,000	171,921
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	181,587
Cencosud SA 4.38%, 7/17/27(b)(e)	200,000	197,030
Colbun SA 3.95%, 10/11/27(e)	200,000	194,683
Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(f)	1,000,000	967,865
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(e)	223,000	208,020
Investments	Principal Amount	Value
Empresa Nacional del Petroleo 5.25%, 11/6/29(e)	$200,000	$198,688
Enel Americas SA 4.00%, 10/25/26	178,000	175,809
Interchile SA 4.50%, 6/30/56(e)	200,000	161,349
Inversiones CMPC SA 4.38%, 4/4/27(e)	207,000	205,308
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(e)	200,000	194,297
Total Chile		2,856,557
China – 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	401,370
2.13%, 2/9/31(b)	1,234,000	1,075,262
Amipeace Ltd. 1.75%, 11/9/26(e)	234,000	224,129
Baidu, Inc. 1.72%, 4/9/26	412,000	399,801
Bank of Communications Co. Ltd. 3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(e)(g)	200,000	198,339
BOC Aviation Ltd. 4.50%, 5/23/28(e)	248,000	247,999
CFAMC II Co. Ltd. 4.88%, 11/22/26(e)	218,000	217,711
China Cinda Finance I Ltd. 4.75%, 2/8/28(e)	200,000	199,590
China Construction Bank Corp. 1.46%, 4/22/26(e)	346,000	334,827
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 1.60%, 1/20/26(e)	200,000	194,920
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(e)	200,000	179,682
CICC Hong Kong Finance 2016 MTN Ltd. 5.49%, 3/1/26(e)	200,000	201,849
CITIC Ltd. 3.88%, 2/28/27(e)	200,000	197,732
CMB International Leasing Management Ltd. 2.00%, 2/4/26(e)	200,000	195,237
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(e)	221,000	222,997
CNOOC Finance Ltd. 5.50%, 5/21/33(f)	12,000	12,812
CNOOC Petroleum North America ULC
7.88%, 3/15/32	6,000	7,203
5.88%, 3/10/35	27,000	29,909
6.40%, 5/15/37	85,000	99,714
7.50%, 7/30/39	11,000	14,414
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(e)	$200,000	$195,841
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(e)	254,000	254,231
4.97%, 10/25/26, Secured Overnight Financing Rate + 0.60%)(a)(e)	356,000	356,815
JD.com, Inc. 3.38%, 1/14/30(b)	200,000	189,404
Lenovo Group Ltd. 3.42%, 11/2/30(e)	200,000	184,773
Meituan 3.05%, 10/28/30(e)	200,000	182,580
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29	986,000	966,487
Prosus NV 3.68%, 1/21/30(f)	575,000	528,725
SF Holding Investment 2021 Ltd. 3.00%, 11/17/28(e)	200,000	189,220
Shanghai Port Group BVI Development Co. Ltd. 3.38%, 6/18/29(e)	200,000	192,710
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(b)(e)	751,000	673,783
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(e)	275,000	270,807
4.25%, 5/2/28(e)	275,000	274,748
Talent Yield International Ltd. 3.13%, 5/6/31(e)	200,000	182,729
Tencent Holdings Ltd. 3.93%, 1/19/38(e)	559,000	497,213
Three Gorges Finance I Cayman Islands Ltd. 3.15%, 6/2/26(e)	213,000	209,992
Vigorous Champion International Ltd. 4.25%, 5/28/29(e)	200,000	194,925
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(e)	200,000	187,885
Total China		10,388,365
Colombia – 0.1%
Ecopetrol SA
8.63%, 1/19/29	50,000	53,528
6.88%, 4/29/30	82,000	82,006
4.63%, 11/2/31	52,000	44,286
7.75%, 2/1/32	57,000	56,543
8.88%, 1/13/33	95,000	99,541
8.38%, 1/19/36	76,000	75,435
7.38%, 9/18/43(b)	47,000	41,327
5.88%, 5/28/45	109,000	78,637
5.88%, 11/2/51	31,000	21,698
Empresas Publicas de Medellin ESP 4.25%, 7/18/29(e)	200,000	181,349
Total Colombia		734,350
Investments	Principal Amount	Value
Denmark – 0.0%
AP Moller – Maersk AS
4.50%, 6/20/29(f)	$60,000	$59,787
5.88%, 9/14/33(b)(f)	31,000	32,425
Danske Bank AS
1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(f)	309,000	295,360
Total Denmark		387,572
Finland – 0.0%
Amer Sports Co. 6.75%, 2/16/31(f)	33,000	33,904
Nokia OYJ
4.38%, 6/12/27	30,000	29,701
6.63%, 5/15/39	46,000	47,804
Nordea Bank Abp 1.50%, 9/30/26(f)	235,000	224,445
Total Finland		335,854
France – 0.5%
Airbus SE 3.15%, 4/10/27(f)	186,000	181,127
Altice France SA 5.13%, 7/15/29(f)	318,000	247,033
AXA SA 8.60%, 12/15/30	122,000	144,015
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(f)	283,000	270,412
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(f)	601,000	578,327
3.50%, 11/16/27(f)	412,000	399,174
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(f)	652,000	573,736
BPCE SA
3.25%, 1/11/28(f)	262,000	251,740
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter)(a)(f)	250,000	214,110
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(f)	320,000	331,518
Credit Agricole SA 4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(f)	765,000	735,780
Electricite de France SA 4.50%, 12/4/69(e)	600,000	433,112
Engie SA 5.25%, 4/10/29(f)	200,000	203,275

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Lafarge SA 7.13%, 7/15/36	$44,000	$49,755
Orange SA
9.00%, 3/1/31	178,000	215,367
5.38%, 1/13/42	80,000	78,709
5.50%, 2/6/44	75,000	75,130
Pernod Ricard SA 5.50%, 1/15/42(f)	150,000	148,087
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(f)	567,000	552,701
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(f)	315,000	323,454
TotalEnergies Capital International SA
3.46%, 2/19/29	69,000	66,667
2.83%, 1/10/30	25,000	23,207
2.99%, 6/29/41	52,000	38,396
3.46%, 7/12/49	365,000	265,262
3.13%, 5/29/50	163,000	110,987
3.39%, 6/29/60	52,000	34,625
TotalEnergies Capital SA
3.88%, 10/11/28	55,000	54,086
5.15%, 4/5/34(b)	25,000	25,299
5.49%, 4/5/54	114,000	112,514
5.64%, 4/5/64	82,000	80,986
WEA Finance LLC
2.88%, 1/15/27(f)	31,000	29,823
4.13%, 9/20/28(f)	20,000	19,392
3.50%, 6/15/29(f)	31,000	29,310
4.63%, 9/20/48(b)(f)	20,000	16,628
Total France		6,913,744
Germany – 0.5%
Allianz SE 5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(e)	200,000	201,064
Bayer U.S. Finance II LLC 5.50%, 7/30/35(f)	475,000	458,776
BMW U.S. Capital LLC
2.80%, 4/11/26(f)	212,000	208,461
1.25%, 8/12/26(f)	21,000	20,077
3.45%, 4/1/27(f)	90,000	88,155
4.90%, 4/2/27(b)(f)	27,000	27,198
3.30%, 4/6/27(f)	21,000	20,511
3.75%, 4/12/28(f)	31,000	30,268
5.05%, 8/11/28(f)	41,000	41,493
4.90%, 4/2/29(f)	33,000	33,185
3.63%, 4/18/29(b)(f)	27,000	25,919
Investments	Principal Amount	Value
4.15%, 4/9/30(f)	$41,000	$39,887
2.55%, 4/1/31(f)	21,000	18,520
1.95%, 8/12/31(f)	21,000	17,672
3.70%, 4/1/32(f)	21,000	19,517
5.15%, 8/11/33(b)(f)	25,000	25,357
5.15%, 4/2/34(b)(f)	59,000	59,462
Daimler Truck Finance North America LLC 5.13%, 1/19/28(f)	348,000	352,511
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	507,733
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	660,271
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	417,000	374,935
Deutsche Telekom International Finance BV 8.75%, 6/15/30	543,000	636,247
E.ON International Finance BV 6.65%, 4/30/38(f)	41,000	44,689
Fresenius Medical Care US Finance III, Inc. 2.38%, 2/16/31(f)	150,000	127,210
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(f)	795,000	775,065
Mercer International, Inc. 5.13%, 2/1/29(b)	36,000	32,661
RWE Finance U.S. LLC 5.88%, 4/16/34(f)	150,000	153,715
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(f)	745,000	647,267
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/27(f)	200,000	198,153
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(f)	375,000	381,976
4.75%, 11/13/28(f)	305,000	302,405
ZF North America Capital, Inc. 6.88%, 4/14/28(f)	158,000	159,685
Total Germany		6,690,045
Hong Kong – 0.2%
AIA Group Ltd. 4.95%, 4/4/33(f)	331,000	335,544
China Life Insurance Overseas Co. Ltd. 5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(e)	200,000	204,018
CLP Power Hong Kong Financing Ltd. 3.38%, 10/26/27(e)	200,000	195,372
HKT Capital No. 4 Ltd. 3.00%, 7/14/26(e)	200,000	195,629

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Hongkong Electric Finance Ltd. 2.88%, 5/3/26(e)	$200,000	$196,320
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(e)	200,000	182,273
JMH Co. Ltd. 2.50%, 4/9/31(e)	200,000	175,523
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(e)	200,000	202,064
Melco Resorts Finance Ltd. 5.25%, 4/26/26(e)	200,000	198,813
MTR Corp. CI Ltd. 2.50%, 11/2/26, Series DIP(e)	200,000	194,594
Prudential Funding Asia PLC
3.13%, 4/14/30	27,000	25,085
3.63%, 3/24/32	9,000	8,333
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(e)	200,000	193,326
Total Hong Kong		2,306,894
Hungary – 0.0%
MVM Energetika Zrt 7.50%, 6/9/28(e)	200,000	210,817
India – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(e)	200,000	181,402
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(e)	200,000	196,143
JSW Steel Ltd. 3.95%, 4/5/27(e)	200,000	192,361
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(e)(g)	200,000	196,304
Power Finance Corp. Ltd. 3.75%, 12/6/27(e)	200,000	194,520
REC Ltd. 2.25%, 9/1/26(e)	200,000	192,564
Reliance Industries Ltd. 2.88%, 1/12/32(e)	371,000	324,538
State Bank of India 1.80%, 7/13/26(e)	200,000	192,468
Vedanta Resources Finance II PLC 10.88%, 9/17/29(e)	200,000	210,522
Total India		1,880,822
Indonesia – 0.2%
Freeport Indonesia PT 5.32%, 4/14/32(e)	200,000	199,942
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(e)	200,000	180,936
Investments	Principal Amount	Value
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(e)	$200,000	$203,213
Minejesa Capital BV 4.63%, 8/10/30(e)	157,880	154,920
Pertamina Persero PT 2.30%, 2/9/31(e)	1,000,000	861,116
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(e)	229,000	232,735
5.25%, 10/24/42(e)	222,000	203,831
Total Indonesia		2,036,693
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,463,929
3.30%, 1/30/32	215,000	190,572
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(f)	242,000	256,347
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(f)	27,000	27,138
2.13%, 2/21/26(f)	31,000	30,208
4.25%, 4/15/26(f)	41,000	40,741
4.38%, 5/1/26(f)	31,000	30,829
3.25%, 2/15/27(f)	27,000	26,151
2.53%, 11/18/27(f)	83,000	77,712
2.75%, 2/21/28(f)	31,000	29,100
6.38%, 5/4/28(f)	48,000	49,753
5.75%, 3/1/29(f)	48,000	48,924
5.75%, 11/15/29(b)(f)	34,000	34,686
Bank of Ireland Group PLC 2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(f)	209,000	200,547
GGAM Finance Ltd.
7.75%, 5/15/26(f)	2,000	2,032
8.00%, 2/15/27(f)	200,000	206,925
8.00%, 6/15/28(f)	2,000	2,115
6.88%, 4/15/29(f)	2,000	2,049
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(f)	211,000	213,715
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(f)	295,000	300,505
Total Ireland		3,233,978
Israel – 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(e)(f)	26,000	25,803
5.38%, 3/30/28(e)(f)	26,000	24,915

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.88%, 3/30/31(e)(f)	$26,000	$24,041
8.50%, 9/30/33(e)(f)	31,000	32,280
ICL Group Ltd. 6.38%, 5/31/38(e)(f)	28,000	28,064
Israel Electric Corp. Ltd. 4.25%, 8/14/28(e)(f)	412,000	397,740
Leviathan Bond Ltd.
6.13%, 6/30/25(e)(f)	25,000	24,991
6.50%, 6/30/27(e)(f)	25,000	24,763
6.75%, 6/30/30(e)(f)	23,000	22,554
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	179,000	181,665
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	241,000	233,424
Total Israel		1,020,240
Italy – 0.2%
Enel Finance International NV 5.00%, 6/15/32(f)	815,000	806,451
Eni SpA 5.70%, 10/1/40(f)	120,000	116,620
Eni USA, Inc. 7.30%, 11/15/27	108,000	114,995
Fibercop SpA 6.00%, 9/30/34, Series 2034(f)	411,000	390,725
Intesa Sanpaolo SpA 8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(f)	606,000	698,633
Telecom Italia Capital SA
6.38%, 11/15/33(b)	20,000	19,872
6.00%, 9/30/34	27,000	25,872
7.20%, 7/18/36	20,000	20,450
7.72%, 6/4/38	15,000	15,546
UniCredit SpA 3.13%, 6/3/32, (3.127% fixed rate until 6/3/31; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(a)(f)	200,000	178,442
Total Italy		2,387,606
Japan – 0.6%
Dai-ichi Life Insurance Co. Ltd. 4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(f)(g)	200,000	197,156
Honda Motor Co. Ltd. 2.97%, 3/10/32	15,000	13,296
JT International Financial Services BV 3.88%, 9/28/28(e)	200,000	194,815
Investments	Principal Amount	Value
Meiji Yasuda Life Insurance Co. 5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(f)	$200,000	$199,711
Mitsubishi Corp. 5.00%, 7/2/29(f)	200,000	203,918
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27(b)	73,000	71,979
3.29%, 7/25/27	75,000	73,183
3.96%, 3/2/28	95,000	93,669
4.05%, 9/11/28	55,000	54,230
4.29%, 7/26/38	20,000	18,736
4.15%, 3/7/39	529,000	491,808
Mizuho Financial Group, Inc.
2.84%, 9/13/26	920,000	899,232
2.56%, 9/13/31	457,000	393,158
Nippon Life Insurance Co. 3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(f)	483,000	443,381
Nissan Motor Co. Ltd. 4.81%, 9/17/30(b)(f)	215,000	206,140
Nomura Holdings, Inc.
2.17%, 7/14/28	610,000	561,145
3.10%, 1/16/30	428,000	394,860
NTT Finance Corp. 5.14%, 7/2/31(f)	200,000	205,228
ORIX Corp.
5.00%, 9/13/27(b)	169,000	170,938
2.25%, 3/9/31	44,000	38,076
Rakuten Group, Inc. 5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(f)(g)	421,000	412,713
Sumitomo Life Insurance Co. 4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(f)	213,000	207,087
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,465,000	1,430,878
3.04%, 7/16/29	819,000	764,386
2.93%, 9/17/41	186,000	138,424
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(f)	200,000	201,948
Total Japan		8,080,095
Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(e)	375,000	318,581
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(e)	200,000	195,697
Total Kazakhstan		514,278

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Kuwait – 0.0%
KFH Tier 1 Sukuk Ltd. 3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(e)(g)	$200,000	$193,691
Luxembourg – 0.1%
Altice Financing SA 5.00%, 1/15/28(f)	200,000	162,241
ArcelorMittal SA
4.55%, 3/11/26	25,000	24,975
6.55%, 11/29/27	75,000	78,445
4.25%, 7/16/29(b)	31,000	30,461
6.80%, 11/29/32	70,000	75,820
6.00%, 6/17/34	35,000	36,256
7.00%, 10/15/39	62,000	68,094
6.75%, 3/1/41	72,000	77,011
6.35%, 6/17/54(b)	45,000	45,949
Intelsat Jackson Holdings SA 6.50%, 3/15/30(f)	121,000	113,218
JAB Holdings BV 2.20%, 11/23/30(f)	250,000	211,444
Total Luxembourg		923,914
Macau – 0.1%
Sands China Ltd. 5.40%, 8/8/28	450,000	452,102
Wynn Macau Ltd. 5.50%, 10/1/27(f)	200,000	197,495
Total Macau		649,597
Malaysia – 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(e)	200,000	175,426
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(e)	200,000	200,113
Petronas Capital Ltd. 2.48%, 1/28/32(e)	754,000	645,342
Total Malaysia		1,020,881
Mexico – 0.4%
America Movil SAB de CV 4.70%, 7/21/32	700,000	686,479
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(e)	200,000	198,954
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/28(e)	185,366	184,698
Braskem Idesa SAPI 7.45%, 11/15/29(e)	220,000	185,524
Cemex SAB de CV 5.45%, 11/19/29(e)	213,000	212,482
Coca-Cola Femsa SAB de CV 1.85%, 9/1/32	150,000	121,817
Investments	Principal Amount	Value
Comision Federal de Electricidad 3.88%, 7/26/33(e)	$259,000	$212,229
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	169,000	148,484
Grupo Televisa SAB 6.63%, 1/15/40	322,000	307,536
Industrias Penoles SAB de CV 4.75%, 8/6/50(e)	262,000	201,836
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(f)	200,000	190,059
Mexico City Airport Trust
4.25%, 10/31/26(e)	218,000	214,938
3.88%, 4/30/28(e)	200,000	191,292
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(e)	200,000	166,643
Petroleos Mexicanos
6.88%, 10/16/25(b)	37,000	37,066
4.50%, 1/23/26	46,000	45,076
6.88%, 8/4/26	103,000	103,034
6.49%, 1/23/27	64,000	62,931
6.50%, 3/13/27	165,000	161,991
5.35%, 2/12/28	155,000	143,964
6.50%, 1/23/29	50,000	47,025
8.75%, 6/2/29	79,000	79,463
6.84%, 1/23/30	97,000	89,239
5.95%, 1/28/31	156,000	132,674
6.70%, 2/16/32	280,000	245,963
6.63%, 6/15/35	151,000	121,636
6.50%, 6/2/41	64,000	45,803
5.50%, 6/27/44	41,000	26,170
6.38%, 1/23/45	50,000	34,144
5.63%, 1/23/46	36,000	22,654
6.75%, 9/21/47	233,000	161,992
6.35%, 2/12/48	65,000	43,763
7.69%, 1/23/50	335,000	254,006
6.95%, 1/28/60	157,000	108,245
Southern Copper Corp.
6.75%, 4/16/40	97,000	105,905
5.25%, 11/8/42	109,000	101,309
5.88%, 4/23/45	194,000	191,592
Trust Fibra Uno 7.38%, 2/13/34(e)	200,000	202,953
Total Mexico		5,791,569
Morocco – 0.0%
OCP SA 3.75%, 6/23/31(e)	400,000	354,396
Netherlands – 0.3%
ABN AMRO Bank NV 1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(f)	300,000	288,480
See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
AEGON Funding Co. LLC 5.50%, 4/16/27(b)(f)	$200,000	$202,492
Ahold Finance USA LLC 6.88%, 5/1/29	36,000	39,098
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(f)	818,000	837,751
5.25%, 5/24/41	107,000	107,286
Heineken NV
3.50%, 1/29/28(f)	45,000	43,826
4.00%, 10/1/42(f)	20,000	16,912
4.35%, 3/29/47(f)	27,000	23,249
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	504,504
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	265,075
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	44,000	44,993
Koninklijke KPN NV 8.38%, 10/1/30	242,000	281,305
Koninklijke Philips NV 6.88%, 3/11/38	112,000	124,622
Sunrise HoldCo IV BV 5.50%, 1/15/28(f)	201,000	198,243
Viterra Finance BV 4.90%, 4/21/27(f)	200,000	199,674
Ziggo BV 4.88%, 1/15/30(f)	200,000	184,393
Total Netherlands		3,361,903
New Zealand – 0.1%
ANZ New Zealand International Ltd. 1.25%, 6/22/26(f)	364,000	349,687
ASB Bank Ltd. 5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(f)	200,000	201,096
Bank of New Zealand 2.29%, 1/27/27(f)	257,000	247,096
Westpac New Zealand Ltd. 5.13%, 2/26/27(f)	209,000	211,583
Total New Zealand		1,009,462
Nigeria – 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(e)	200,000	196,906
Investments	Principal Amount	Value
Norway – 0.0%
Aker BP ASA 3.75%, 1/15/30(f)	$189,000	$178,370
Equinor ASA
1.75%, 1/22/26	15,000	14,661
3.63%, 9/10/28	21,000	20,494
3.13%, 4/6/30	66,000	61,822
2.38%, 5/22/30	15,000	13,490
3.63%, 4/6/40	10,000	8,398
5.10%, 8/17/40	15,000	14,963
4.25%, 11/23/41	30,000	26,657
3.95%, 5/15/43	17,000	14,478
4.80%, 11/8/43	15,000	14,225
3.25%, 11/18/49(b)	21,000	14,920
3.70%, 4/6/50	26,000	19,994
Var Energi ASA 5.00%, 5/18/27(f)	200,000	201,061
Total Norway		603,533
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(e)	223,000	170,660
Peru – 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(e)	20,000	20,623
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(e)	35,000	34,697
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	20,000	19,223
Petroleos del Peru SA
4.75%, 6/19/32(e)	200,000	155,683
Total Peru		230,226
Philippines – 0.0%
Metropolitan Bank & Trust Co. 2.13%, 1/15/26(e)	200,000	195,439
Puerto Rico – 0.0%
LCPR Senior Secured Financing DAC 5.13%, 7/15/29(b)(f)	283,000	213,316
Qatar – 0.1%
Ooredoo International Finance Ltd. 3.88%, 1/31/28(f)	200,000	194,932
QatarEnergy
3.13%, 7/12/41(e)	202,000	152,574
3.30%, 7/12/51(e)	200,000	140,090
QIB Sukuk Ltd. 5.58%, 11/22/28(e)	200,000	205,199

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
QNB Finance Ltd. 1.38%, 1/26/26(e)	$279,000	$270,966
Total Qatar		963,761
Saudi Arabia – 0.3%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(e)	200,000	199,663
BSF Finance 5.50%, 11/23/27(e)	200,000	203,182
EIG Pearl Holdings SARL 3.55%, 8/31/36(e)	200,000	177,076
Gaci First Investment Co. 5.25%, 1/29/34(e)	322,000	320,629
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(e)	200,000	205,910
Saudi Arabian Oil Co.
2.25%, 11/24/30(e)	586,000	509,982
4.25%, 4/16/39(e)	476,000	418,178
4.38%, 4/16/49(e)	259,000	213,548
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(e)	204,000	194,346
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(e)	200,000	199,898
Suci Second Investment Co. 6.25%, 10/25/33(b)(e)	533,000	575,218
TMS Issuer SARL 5.78%, 8/23/32(e)	254,000	262,484
Total Saudi Arabia		3,480,114
Singapore – 0.0%
United Overseas Bank Ltd. 1.25%, 4/14/26(f)	200,000	193,326
South Africa – 0.1%
Anglo American Capital PLC 5.50%, 5/2/33(b)(e)	327,000	331,614
Eskom Holdings SOC Ltd. 4.31%, 7/23/27(e)	200,000	191,798
Sasol Financing USA LLC 4.38%, 9/18/26(b)	378,000	365,398
Total South Africa		888,810
South Korea – 0.2%
Hyundai Capital Services, Inc. 5.13%, 2/5/27(e)	200,000	201,920
KEB Hana Bank 1.25%, 12/16/26(e)	200,000	189,060
Kookmin Bank 2.38%, 2/15/27(e)	200,000	192,587
LG Chem Ltd. 1.38%, 7/7/26(e)	200,000	191,290
LG Energy Solution Ltd. 5.38%, 7/2/29(e)	200,000	203,349
Investments	Principal Amount	Value
POSCO 5.75%, 1/17/28(e)	$200,000	$205,753
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(e)	265,000	258,838
SK Hynix, Inc. 6.38%, 1/17/28(f)	350,000	365,695
Woori Bank 2.00%, 1/20/27(e)	200,000	191,355
Total South Korea		1,999,847
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	200,000	227,247
Banco Santander SA
3.80%, 2/23/28	200,000	194,979
2.75%, 12/3/30	1,200,000	1,049,370
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(f)	237,000	243,272
Iberdrola International BV 6.75%, 7/15/36	46,000	52,016
Telefonica Emisiones SA 7.05%, 6/20/36	888,000	995,594
Total Spain		2,762,478
Sweden – 0.0%
SiriusPoint Ltd. 7.00%, 4/5/29	24,000	25,068
Swedbank AB 1.54%, 11/16/26(f)	200,000	190,851
Total Sweden		215,919
Switzerland – 0.3%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	24,617
4.38%, 5/8/42	33,000	29,993
Argentum Netherlands BV for Swiss Re Ltd. 5.63%, 8/15/52, (5.625% fixed rate until 8/15/27; Secured Overnight Financing Rate + 3.784% thereafter)(a)(e)	200,000	200,674
Consolidated Energy Finance SA 6.50%, 5/15/26(f)	150,000	146,478
Credit Suisse USA LLC 7.13%, 7/15/32	1,048,000	1,182,513
Holcim Finance U.S. LLC 3.50%, 9/22/26(f)	214,000	210,189
Novartis Capital Corp.
2.00%, 2/14/27	100,000	95,992
4.40%, 5/6/44	103,000	93,204

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(f)	$104,000	$91,063
UBS Group AG
4.28%, 1/9/28(f)	338,000	334,728
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(f)	514,000	554,656
9.02%, 11/15/33, (9.016% fixed rate until 11/15/32; Secured Overnight Financing Rate + 5.02% thereafter)(a)(f)	250,000	308,433
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(f)	20,000	20,000
6.38%, 2/1/30(b)(f)	41,000	37,126
Total Switzerland		3,329,666
Taiwan – 0.0%
Foxconn Far East Ltd. 3.00%, 9/23/26(e)	200,000	195,016
TSMC Global Ltd. 1.75%, 4/23/28(e)	200,000	183,869
Total Taiwan		378,885
Thailand – 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(e)	240,000	244,230
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(e)	235,000	219,439
GC Treasury Center Co. Ltd. 2.98%, 3/18/31(e)	200,000	175,695
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(e)	200,000	185,241
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(e)	213,000	185,654
Total Thailand		1,010,259
Turkey – 0.0%
TC Ziraat Bankasi AS 9.50%, 8/1/26(e)	200,000	210,503
Turkiye Vakiflar Bankasi TAO 5.50%, 10/1/26(e)	200,000	199,093
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(e)	200,000	216,069
Total Turkey		625,665
United Arab Emirates – 0.3%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(e)	416,000	405,483
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(e)	215,000	205,051
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/34(e)	200,000	207,510
Investments	Principal Amount	Value
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(e)	$249,000	$243,208
6.50%, 10/27/36(f)	100,000	111,141
Adnoc Murban Rsc Ltd. 4.50%, 9/11/34(e)	200,000	192,417
Aldar Sukuk No. 2 Ltd. 3.88%, 10/22/29(e)	200,000	190,157
DP World Crescent Ltd. 4.85%, 9/26/28(e)	200,000	199,129
DP World Ltd. 6.85%, 7/2/37(e)	200,000	220,337
Emaar Sukuk Ltd. 3.64%, 9/15/26(e)	200,000	196,515
Emirates NBD Bank PJSC 5.63%, 10/21/27(e)	200,000	204,618
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(e)	280,000	280,494
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(f)	332,945	292,328
MAF Global Securities Ltd. 7.88%, 6/30/27, (7.875% fixed rate until 9/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(e)(g)	200,000	207,355
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(e)	792,000	818,974
Total United Arab Emirates		3,974,717
United Kingdom – 1.4%
Ashtead Capital, Inc. 5.50%, 8/11/32(f)	210,000	211,500
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	86,770
4.88%, 3/3/28	80,000	81,237
4.90%, 3/3/30	15,000	15,261
4.90%, 2/26/31	20,000	20,348
2.25%, 5/28/31	15,000	13,095
4.88%, 3/3/33	10,000	10,077
5.00%, 2/26/34	30,000	30,390
AstraZeneca PLC
0.70%, 4/8/26	21,000	20,203
3.13%, 6/12/27	55,000	53,681
4.00%, 1/17/29	73,000	72,008
1.38%, 8/6/30	25,000	21,223
6.45%, 9/15/37	253,000	284,744
4.00%, 9/18/42	45,000	38,677
4.38%, 11/16/45	45,000	39,824
4.38%, 8/17/48	33,000	28,937
2.13%, 8/6/50	69,000	39,215
3.00%, 5/28/51	35,000	23,917

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
BAE Systems PLC 5.80%, 10/11/41(f)	$225,000	$234,456
Barclays PLC
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	289,923
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,581,556
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	246,700
BAT Capital Corp.
3.56%, 8/15/27	149,000	145,394
4.91%, 4/2/30	176,000	176,515
6.34%, 8/2/30	460,000	491,246
4.39%, 8/15/37	200,000	177,387
7.08%, 8/2/53	13,000	14,712
British Telecommunications PLC 9.63%, 12/15/30	316,000	387,598
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(f)	750,000	665,335
Connect Finco Sarl/Connect US Finco LLC 9.00%, 9/15/29(f)	200,000	183,248
Diageo Capital PLC
3.88%, 5/18/28	412,000	405,793
5.88%, 9/30/36	29,000	31,208
3.88%, 4/29/43	24,000	19,763
Diageo Investment Corp. 4.25%, 5/11/42	24,000	20,990
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	55,000	52,780
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,439
6.38%, 5/15/38	206,000	229,669
4.20%, 3/18/43	7,000	6,150
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,116,074
6.50%, 9/15/37	1,420,000	1,528,808
6.10%, 1/14/42	111,000	120,029
Imperial Brands Finance PLC 3.88%, 7/26/29(f)	200,000	191,714
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(f)	200,000	196,238
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	672,897
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	812,053
Investments	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28(f)	$20,000	$20,922
6.40%, 3/26/29(f)	20,000	20,753
8.13%, 3/30/29(f)	220,000	231,723
6.50%, 3/26/31(f)	20,000	20,933
Mead Johnson Nutrition Co.
5.90%, 11/1/39(b)	49,000	52,301
4.60%, 6/1/44	22,000	19,899
Nationwide Building Society 4.00%, 9/14/26(f)	515,000	508,615
NatWest Group PLC
4.80%, 4/5/26	231,000	231,723
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	487,729
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	302,092
NatWest Markets PLC 1.60%, 9/29/26(f)	229,000	218,904
nVent Finance SARL
4.55%, 4/15/28	30,000	29,829
2.75%, 11/15/31	22,000	18,967
5.65%, 5/15/33	36,000	36,502
RELX Capital, Inc.
4.00%, 3/18/29	59,000	57,603
3.00%, 5/22/30	54,000	49,835
4.75%, 5/20/32	36,000	35,852
Reynolds American, Inc.
6.15%, 9/15/43	516,000	524,682
5.85%, 8/15/45	588,000	573,523
Santander U.K. Group Holdings PLC 2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	413,391
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,212
2.03%, 10/14/30	71,000	61,059
5.40%, 3/20/34	46,000	46,396
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(f)	366,000	324,008
5.70%, 3/26/44(f)	301,000	297,826
Unilever Capital Corp. 3.50%, 3/22/28	512,000	500,747
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(f)	290,000	294,297

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Vodafone Group PLC
6.25%, 11/30/32	$36,000	$39,245
6.15%, 2/27/37	240,000	256,725
5.00%, 5/30/38	33,000	32,052
4.25%, 9/17/50	204,000	161,321
5.63%, 2/10/53	258,000	247,966
5.75%, 2/10/63	300,000	287,749
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	280,000	251,899
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,094
Total United Kingdom		17,799,156
United States – 30.8%
3M Co.
2.25%, 9/19/26	36,000	34,838
2.88%, 10/15/27(b)	6,000	5,778
3.05%, 4/15/30	240,000	224,061
4.00%, 9/14/48	213,000	173,026
3.25%, 8/26/49	34,000	24,000
7-Eleven, Inc.
0.95%, 2/10/26(f)	52,000	50,213
1.30%, 2/10/28(f)	41,000	37,217
1.80%, 2/10/31(f)	70,000	58,248
2.50%, 2/10/41(f)	31,000	20,814
2.80%, 2/10/51(f)	96,000	58,423
Abbott Laboratories
3.88%, 9/15/25	10,000	9,968
3.75%, 11/30/26	35,000	34,743
1.15%, 1/30/28	15,000	13,809
1.40%, 6/30/30	13,000	11,202
4.75%, 11/30/36	35,000	34,749
6.15%, 11/30/37	10,000	11,171
6.00%, 4/1/39	10,000	11,088
5.30%, 5/27/40	15,000	15,558
4.75%, 4/15/43	15,000	14,471
4.90%, 11/30/46	67,000	64,387
AbbVie, Inc.
4.25%, 11/14/28	220,000	219,038
3.20%, 11/21/29	181,000	170,553
4.55%, 3/15/35	172,000	166,808
4.50%, 5/14/35	742,000	715,023
4.05%, 11/21/39	437,000	387,793
4.85%, 6/15/44	45,000	42,411
4.75%, 3/15/45	54,000	50,169
4.70%, 5/14/45	142,000	130,457
4.45%, 5/14/46	131,000	116,036
4.88%, 11/14/48	125,000	116,601
4.25%, 11/21/49	412,000	349,871
5.40%, 3/15/54	133,000	134,006
5.50%, 3/15/64	73,000	73,383
Investments	Principal Amount	Value
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(f)	$18,000	$17,371
5.00%, 4/15/29(b)(f)	19,000	17,746
ACCO Brands Corp.
4.25%, 3/15/29(f)	93,000	85,768
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(f)	38,000	39,425
4.25%, 2/15/29(f)	29,000	27,473
8.50%, 6/15/29(f)	20,000	21,013
6.00%, 8/1/29(f)	20,000	19,469
7.50%, 11/6/30(f)	44,000	45,472
AdaptHealth LLC
6.13%, 8/1/28(f)	73,000	72,766
Adient Global Holdings Ltd.
7.00%, 4/15/28(b)(f)	45,000	46,023
Adobe, Inc.
2.15%, 2/1/27(b)	55,000	52,942
4.85%, 4/4/27	32,000	32,393
4.80%, 4/4/29	48,000	48,829
2.30%, 2/1/30	26,000	23,544
4.95%, 4/4/34	15,000	15,170
ADT Security Corp.
4.88%, 7/15/32(f)	58,000	54,858
Advance Auto Parts, Inc.
5.90%, 3/9/26	12,000	12,064
1.75%, 10/1/27	14,000	12,636
5.95%, 3/9/28(b)	12,000	12,082
3.90%, 4/15/30(b)	20,000	17,820
3.50%, 3/15/32(b)	14,000	11,659
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(f)	14,000	13,828
6.38%, 6/15/30(f)	20,000	20,275
Advanced Micro Devices, Inc.
4.39%, 6/1/52(b)	38,000	32,878
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28(f)	32,000	30,364
Adventist Health System
2.95%, 3/1/29	18,000	16,675
5.43%, 3/1/32	25,000	25,515
5.76%, 12/1/34	39,000	40,162
3.63%, 3/1/49	37,000	27,175
Advocate Health & Hospitals Corp.
3.83%, 8/15/28	8,000	7,851
2.21%, 6/15/30, Series 2020	6,000	5,337
4.27%, 8/15/48	8,000	6,930
3.39%, 10/15/49	9,000	6,682
3.01%, 6/15/50, Series 2020	33,000	22,690
AECOM
5.13%, 3/15/27	41,000	41,005
AEP Texas, Inc.
3.80%, 10/1/47	147,000	109,656
See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
AEP Transmission Co. LLC
3.15%, 9/15/49	$23,000	$15,635
2.75%, 8/15/51, Series N	32,000	20,032
4.50%, 6/15/52, Series O	24,000	20,584
AES Corp.
1.38%, 1/15/26	63,000	61,144
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	39,000	39,866
Aetna, Inc.
6.63%, 6/15/36	79,000	84,987
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	22,291
5.50%, 8/20/34	28,000	27,836
Aflac, Inc.
1.13%, 3/15/26	28,000	27,054
2.88%, 10/15/26	21,000	20,493
3.60%, 4/1/30	27,000	25,765
4.00%, 10/15/46	26,000	21,249
4.75%, 1/15/49	34,000	30,550
AG Issuer LLC
6.25%, 3/1/28(f)	37,000	36,771
AGCO Corp.
5.45%, 3/21/27	24,000	24,335
5.80%, 3/21/34	50,000	50,881
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,610
2.75%, 9/15/29	36,000	33,218
2.10%, 6/4/30	36,000	31,609
2.30%, 3/12/31	61,000	52,980
Agree LP
2.00%, 6/15/28	21,000	19,336
2.90%, 10/1/30	25,000	22,551
4.80%, 10/1/32(b)	22,000	21,583
2.60%, 6/15/33(b)	22,000	18,138
5.63%, 6/15/34	40,000	40,998
AHS Hospital Corp.
2.78%, 7/1/51, Series 2021	9,000	5,823
AIG SunAmerica Global Financing X
6.90%, 3/15/32(f)	30,000	33,091
Air Lease Corp.
2.88%, 1/15/26	40,000	39,390
3.75%, 6/1/26	45,000	44,511
1.88%, 8/15/26	75,000	72,124
2.20%, 1/15/27	45,000	43,067
3.63%, 4/1/27	30,000	29,451
3.63%, 12/1/27	30,000	29,220
5.85%, 12/15/27	100,000	103,049
5.30%, 2/1/28	40,000	40,702
2.10%, 9/1/28	30,000	27,447
4.63%, 10/1/28	30,000	29,899
5.10%, 3/1/29	30,000	30,391
Investments	Principal Amount	Value
3.25%, 10/1/29	$45,000	$42,095
3.00%, 2/1/30	47,000	43,107
3.13%, 12/1/30	55,000	49,898
5.20%, 7/15/31	23,000	23,156
2.88%, 1/15/32	55,000	47,926
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,505
2.70%, 5/15/40	121,000	89,449
Aircastle Ltd.
4.25%, 6/15/26	40,000	39,732
2.85%, 1/26/28(f)	31,000	29,283
6.50%, 7/18/28(f)	27,000	28,207
5.95%, 2/15/29(f)	27,000	27,813
Alabama Power Co.
3.13%, 7/15/51	39,000	26,407
3.00%, 3/15/52	51,000	33,638
Albemarle Corp.
4.65%, 6/1/27	40,000	39,743
5.05%, 6/1/32	43,000	41,743
5.45%, 12/1/44	32,000	29,429
5.65%, 6/1/52	41,000	35,573
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(f)	56,000	55,195
5.88%, 2/15/28(f)	413,000	413,334
Alcoa Nederland Holding BV
6.13%, 5/15/28(f)	266,000	267,291
Alcon Finance Corp.
5.38%, 12/6/32(f)	200,000	204,460
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	26,000	25,574
4.50%, 7/30/29	72,000	71,122
4.70%, 7/1/30	32,000	31,669
4.90%, 12/15/30(b)	50,000	50,121
2.00%, 5/18/32	462,000	377,911
1.88%, 2/1/33	82,000	64,747
3.00%, 5/18/51	426,000	270,354
Alleghany Corp.
3.63%, 5/15/30(b)	10,000	9,560
4.90%, 9/15/44	43,000	40,300
3.25%, 8/15/51	16,000	11,164
Allegion PLC
3.50%, 10/1/29	28,000	26,590
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,357
5.41%, 7/1/32	42,000	42,796
5.60%, 5/29/34	28,000	28,510
Alliant Energy Finance LLC
4.25%, 6/15/28(f)	12,000	11,787
5.95%, 3/30/29(f)	10,000	10,365
3.60%, 3/1/32(f)	15,000	13,635

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/1/29(f)	$51,000	$49,570
Allied Universal Holdco LLC
7.88%, 2/15/31(f)	17,000	17,544
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(f)	200,000	190,619
Allina Health System
3.89%, 4/15/49, Series 2019	71,000	56,076
2.90%, 11/15/51, Series 2021	36,000	23,695
Allison Transmission, Inc.
4.75%, 10/1/27(f)	33,000	32,482
5.88%, 6/1/29(f)	20,000	20,024
3.75%, 1/30/31(f)	41,000	36,890
Allstate Corp.
0.75%, 12/15/25	35,000	33,945
3.28%, 12/15/26	34,000	33,313
1.45%, 12/15/30(b)	45,000	37,458
5.25%, 3/30/33	55,000	55,857
5.35%, 6/1/33	25,000	25,454
5.55%, 5/9/35	50,000	51,584
5.95%, 4/1/36	35,000	37,792
4.50%, 6/15/43	45,000	39,537
4.20%, 12/15/46	65,000	53,836
3.85%, 8/10/49	45,000	34,746
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	61,501
Ally Financial, Inc.
5.75%, 11/20/25	45,000	45,311
4.75%, 6/9/27	148,000	147,769
7.10%, 11/15/27	45,000	47,475
2.20%, 11/2/28	45,000	40,892
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,573
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	73,481
8.00%, 11/1/31	128,000	144,109
8.00%, 11/1/31	143,000	161,734
6.70%, 2/14/33	20,000	20,661
Alpha Generation LLC
6.75%, 10/15/32(f)	40,000	40,602
Alphabet, Inc.
2.00%, 8/15/26	40,000	38,788
0.80%, 8/15/27	20,000	18,451
1.10%, 8/15/30	46,000	38,955
1.90%, 8/15/40	26,000	17,565
2.05%, 8/15/50	50,000	28,845
2.25%, 8/15/60	40,000	22,696
Investments	Principal Amount	Value
Alta Equipment Group, Inc.
9.00%, 6/1/29(b)(f)	$102,000	$94,682
Altria Group, Inc.
4.80%, 2/14/29	441,000	442,091
5.80%, 2/14/39	335,000	339,290
5.38%, 1/31/44	555,000	536,901
4.00%, 2/4/61	309,000	222,168
Amazon.com, Inc.
3.15%, 8/22/27	72,000	70,193
1.65%, 5/12/28	52,000	48,060
1.50%, 6/3/30	54,000	46,709
2.10%, 5/12/31	565,000	493,132
4.80%, 12/5/34	26,000	26,313
4.95%, 12/5/44	380,000	373,017
AMC Entertainment Holdings, Inc.
7.50%, 2/15/29(f)	83,000	70,785
AMC Networks, Inc.
4.25%, 2/15/29(b)	82,000	63,897
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,587
4.50%, 5/15/28	31,000	30,827
5.63%, 5/26/33	36,000	37,227
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	32,121
2.69%, 5/25/31	57,000	50,231
Amentum Holdings, Inc.
7.25%, 8/1/32(f)	40,000	40,847
Ameren Corp.
3.65%, 2/15/26	20,000	19,816
5.70%, 12/1/26	65,000	66,121
1.95%, 3/15/27	30,000	28,514
1.75%, 3/15/28	30,000	27,578
5.00%, 1/15/29	45,000	45,407
3.50%, 1/15/31	55,000	51,141
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,441
1.55%, 11/15/30	10,000	8,476
3.85%, 9/1/32	10,000	9,370
4.95%, 6/1/33(b)	10,000	10,000
4.15%, 3/15/46	20,000	16,868
3.70%, 12/1/47	33,000	25,663
4.50%, 3/15/49	20,000	17,395
3.25%, 3/15/50	20,000	14,073
2.90%, 6/15/51	25,000	16,285
5.90%, 12/1/52	15,000	15,880
5.55%, 7/1/54	41,000	41,405
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	9,652	9,421
3.38%, 5/1/27, Series 2015-1, Class A	14,691	14,196
3.60%, 9/22/27, Series 2015-2, Class AA	9,557	9,269

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.58%, 1/15/28, Series 2016-1, Class AA	$10,126	$9,791
3.20%, 6/15/28, Series 2016-2, Class AA	45,324	43,342
3.00%, 10/15/28, Series 2016-3, Class AA	9,968	9,395
3.65%, 2/15/29, Series 2017-1, Class AA	9,840	9,381
3.35%, 10/15/29, Series 2017-2, Class AA	66,765	63,185
3.15%, 2/15/32, Series 2019-1, Class AA	24,776	22,638
2.88%, 7/11/34, Series 2021-1, Class A	15,587	13,670
American Airlines, Inc.
7.25%, 2/15/28(f)	30,000	30,700
8.50%, 5/15/29(f)	40,000	42,192
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(f)	29,167	29,161
5.75%, 4/20/29(f)	121,000	120,315
American Assets Trust LP
3.38%, 2/1/31	36,000	31,930
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	92,677
6.88%, 7/1/28(b)	35,000	34,782
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(f)	29,000	27,710
3.88%, 11/15/29(b)(f)	25,000	23,133
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	24,018
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	905,000	860,952
American Express Co.
4.90%, 2/13/26	90,000	90,347
3.13%, 5/20/26	80,000	78,830
1.65%, 11/4/26	80,000	76,433
2.55%, 3/4/27	130,000	125,434
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	91,107
3.30%, 5/3/27	121,000	118,212
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	91,085
5.85%, 11/5/27	110,000	113,850
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	125,000	126,366
4.05%, 5/3/29	20,000	19,728
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	112,463
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	100,021
Investments	Principal Amount	Value
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	$30,000	$32,453
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	14,926
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,130
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,105
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)(b)	10,000	10,219
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,371
4.05%, 12/3/42	45,000	38,649
American Express Credit Corp.
3.30%, 5/3/27	25,000	24,432
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,564
4.50%, 6/15/47	55,000	47,038
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,611
4.90%, 2/15/29	25,000	25,106
2.38%, 7/15/31	30,000	25,832
3.63%, 4/15/32	43,000	39,330
5.50%, 2/1/34	45,000	45,703
3.38%, 7/15/51	25,000	17,142
4.30%, 4/15/52	50,000	40,599
American Honda Finance Corp.
4.90%, 3/12/27	151,000	152,231
4.70%, 1/12/28	136,000	137,049
3.50%, 2/15/28	37,000	35,999
2.00%, 3/24/28	55,000	51,071
5.13%, 7/7/28	59,000	60,100
5.65%, 11/15/28	59,000	61,021
2.25%, 1/12/29	40,000	36,667
4.90%, 3/13/29	55,000	55,581
4.60%, 4/17/30	14,000	13,921
5.85%, 10/4/30	10,000	10,553
1.80%, 1/13/31	11,000	9,312
American International Group, Inc.
4.20%, 4/1/28	21,000	20,737
3.40%, 6/30/30	24,000	22,486
5.13%, 3/27/33	75,000	75,555
3.88%, 1/15/35	46,000	41,854
4.50%, 7/16/44	68,000	60,215
4.75%, 4/1/48	91,000	82,507
4.38%, 6/30/50	121,000	103,324

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
American National Group, Inc.
5.00%, 6/15/27(b)	$29,000	$28,989
5.75%, 10/1/29	34,000	34,371
6.14%, 6/13/32(f)	20,000	20,357
American Tower Corp.
1.30%, 9/15/25	30,000	29,431
4.40%, 2/15/26	31,000	30,923
1.60%, 4/15/26	45,000	43,555
1.45%, 9/15/26	35,000	33,406
3.38%, 10/15/26	60,000	58,911
2.75%, 1/15/27	45,000	43,531
3.13%, 1/15/27	25,000	24,346
3.65%, 3/15/27	40,000	39,264
3.55%, 7/15/27	46,000	44,906
3.60%, 1/15/28	45,000	43,803
1.50%, 1/31/28	40,000	36,703
5.50%, 3/15/28	45,000	46,057
5.25%, 7/15/28	40,000	40,745
5.80%, 11/15/28	45,000	46,666
5.20%, 2/15/29	40,000	40,602
3.95%, 3/15/29	35,000	33,961
3.80%, 8/15/29	120,000	115,238
2.90%, 1/15/30	55,000	50,384
2.10%, 6/15/30	55,000	47,984
1.88%, 10/15/30	55,000	46,965
2.70%, 4/15/31	50,000	44,178
2.30%, 9/15/31	50,000	42,656
4.05%, 3/15/32	45,000	42,502
5.65%, 3/15/33	55,000	56,792
5.55%, 7/15/33	60,000	61,539
5.90%, 11/15/33	56,000	58,850
5.45%, 2/15/34	45,000	46,007
3.70%, 10/15/49	55,000	41,188
3.10%, 6/15/50	95,000	62,993
2.95%, 1/15/51	95,000	61,314
American Transmission Systems, Inc.
2.65%, 1/15/32(f)	25,000	21,627
5.00%, 9/1/44(f)	16,000	15,071
American University
3.67%, 4/1/49, Series 2019	48,000	37,305
American Water Capital Corp.
2.95%, 9/1/27	35,000	33,747
3.75%, 9/1/28	39,000	37,950
3.45%, 6/1/29	40,000	38,208
2.80%, 5/1/30	36,000	32,896
2.30%, 6/1/31	40,000	34,542
4.45%, 6/1/32	55,000	53,304
5.15%, 3/1/34	50,000	50,350
6.59%, 10/15/37	70,000	79,102
4.30%, 12/1/42	45,000	39,551
Investments	Principal Amount	Value
4.30%, 9/1/45	$30,000	$25,549
4.00%, 12/1/46	69,000	55,374
3.75%, 9/1/47	68,000	52,366
4.20%, 9/1/48	70,000	57,577
4.15%, 6/1/49	50,000	40,626
3.45%, 5/1/50	45,000	32,375
3.25%, 6/1/51	50,000	34,451
5.45%, 3/1/54	65,000	63,878
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	5,000	5,004
5.75%, 5/20/27	138,000	133,164
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,318
5.70%, 12/15/28	39,000	40,523
4.50%, 5/13/32	10,000	9,759
5.15%, 5/15/33	15,000	15,148
AmFam Holdings, Inc.
2.81%, 3/11/31(f)	35,000	29,017
3.83%, 3/11/51(f)	20,000	12,902
Amgen, Inc.
2.30%, 2/25/31	825,000	719,489
6.40%, 2/1/39(b)	1,985,000	2,167,768
3.15%, 2/21/40	437,000	338,515
5.65%, 6/15/42	100,000	101,621
5.60%, 3/2/43	54,000	54,440
4.40%, 5/1/45	619,000	533,202
5.75%, 3/2/63	175,000	175,581
AMN Healthcare, Inc.
4.63%, 10/1/27(f)	20,000	19,336
4.00%, 4/15/29(f)	22,000	20,111
Amphenol Corp.
4.75%, 3/30/26(b)	22,000	22,052
5.05%, 4/5/27	27,000	27,343
5.05%, 4/5/29	27,000	27,528
4.35%, 6/1/29	36,000	35,723
2.80%, 2/15/30	64,000	58,814
2.20%, 9/15/31	54,000	46,331
5.25%, 4/5/34	43,000	43,838
Amsted Industries, Inc.
5.63%, 7/1/27(f)	16,000	16,028
4.63%, 5/15/30(f)	16,000	15,023
AmWINS Group, Inc.
4.88%, 6/30/29(f)	59,000	56,248
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,102
3.45%, 6/15/27	29,000	28,455
1.70%, 10/1/28	52,000	47,337
2.10%, 10/1/31	21,000	18,004
5.05%, 4/1/34	11,000	11,190
2.80%, 10/1/41	37,000	27,198
See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.30%, 12/15/45	$17,000	$16,973
2.95%, 10/1/51	86,000	57,108
5.30%, 4/1/54	27,000	26,763
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(f)	27,000	26,997
5.75%, 1/15/28(f)	27,000	27,082
5.38%, 6/15/29(f)	31,000	30,552
6.63%, 2/1/32(f)	89,000	91,254
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(f)	27,000	25,102
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(f)	24,000	19,768
5.25%, 4/15/30(f)	19,000	15,210
Aon Corp.
4.50%, 12/15/28	20,000	19,944
3.75%, 5/2/29	55,000	53,133
2.80%, 5/15/30	111,000	101,177
6.25%, 9/30/40	25,000	26,979
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	33,840
2.05%, 8/23/31	30,000	25,508
2.60%, 12/2/31	35,000	30,481
5.00%, 9/12/32	35,000	35,150
5.35%, 2/28/33	55,000	56,075
2.90%, 8/23/51	55,000	34,807
3.90%, 2/28/52	80,000	61,129
Aon Global Ltd.
3.88%, 12/15/25	45,000	44,768
4.60%, 6/14/44	50,000	44,099
4.75%, 5/15/45	55,000	49,118
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,382
5.15%, 3/1/29	60,000	61,047
5.30%, 3/1/31	45,000	45,997
5.45%, 3/1/34	125,000	128,007
5.75%, 3/1/54	180,000	183,093
APA Corp.
4.38%, 10/15/28(f)	20,000	19,201
4.25%, 1/15/30(f)	37,000	35,258
6.00%, 1/15/37(f)	40,000	39,355
5.25%, 2/1/42(f)	15,000	12,844
4.75%, 4/15/43(f)	7,000	5,615
5.35%, 7/1/49(f)	35,000	29,669
APi Group DE, Inc.
4.13%, 7/15/29(b)(f)	14,000	13,060
4.75%, 10/15/29(f)	11,000	10,449
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(f)	20,000	18,634
Investments	Principal Amount	Value
Apollo Debt Solutions BDC
6.90%, 4/13/29(f)	$41,000	$42,996
6.70%, 7/29/31(f)	42,000	43,984
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	10,939
5.80%, 5/21/54	41,000	41,729
Apollo Management Holdings LP
4.40%, 5/27/26(f)	20,000	19,938
4.87%, 2/15/29(b)(f)	28,000	28,270
2.65%, 6/5/30(f)	20,000	17,991
Appalachian Power Co.
7.00%, 4/1/38	515,000	573,836
4.45%, 6/1/45	309,000	258,242
Apple, Inc.
3.25%, 2/23/26	67,000	66,348
3.35%, 2/9/27	412,000	406,157
1.20%, 2/8/28	51,000	46,929
1.65%, 5/11/30	36,000	31,531
2.38%, 2/8/41	309,000	219,209
3.85%, 5/4/43	412,000	350,366
2.65%, 5/11/50	291,000	187,741
Applied Materials, Inc.
3.30%, 4/1/27	406,000	398,056
4.35%, 4/1/47	49,000	42,873
2.75%, 6/1/50	131,000	85,129
AppLovin Corp.
5.13%, 12/1/29	72,000	72,668
5.38%, 12/1/31	72,000	73,462
5.50%, 12/1/34	88,000	89,262
5.95%, 12/1/54	48,000	48,716
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	20,000	19,673
3.25%, 3/1/32	55,000	48,590
4.40%, 10/1/46	25,000	19,575
5.40%, 3/15/49	30,000	26,878
3.10%, 12/1/51	135,000	82,995
4.15%, 5/1/52	90,000	66,696
Aramark Services, Inc.
5.00%, 2/1/28(f)	47,000	46,221
Arch Capital Finance LLC
4.01%, 12/15/26	30,000	29,801
5.03%, 12/15/46	40,000	36,992
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,873
3.64%, 6/30/50	90,000	66,579
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	45,000	42,516
Archer-Daniels-Midland Co.
2.90%, 3/1/32	15,000	13,272
4.50%, 8/15/33(b)	10,000	9,695
5.38%, 9/15/35(b)	19,000	19,721

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.54%, 3/26/42	$55,000	$50,378
4.02%, 4/16/43	20,000	17,041
3.75%, 9/15/47	22,000	17,188
4.50%, 3/15/49	33,000	28,656
2.70%, 9/15/51	108,000	67,231
Arches Buyer, Inc.
4.25%, 6/1/28(f)	39,000	36,626
6.13%, 12/1/28(f)	20,000	18,323
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(f)	8,000	8,024
6.25%, 4/1/28(f)	33,000	33,167
Arcosa, Inc.
4.38%, 4/15/29(f)	16,000	15,167
6.88%, 8/15/32(f)	24,000	24,589
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 6/15/27(f)	200,000	199,152
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 8/15/27(f)	200,000	102,116
Ares Capital Corp.
2.88%, 6/15/28	514,000	480,348
Ares Finance Co. II LLC
3.25%, 6/15/30(b)(f)	16,000	14,872
Ares Finance Co. III LLC
4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(f)	18,000	17,431
Ares Finance Co. IV LLC
3.65%, 2/1/52(f)	20,000	14,502
Ares Management Corp.
6.38%, 11/10/28	30,000	31,610
Ares Strategic Income Fund
6.35%, 8/15/29(f)	50,000	51,411
Aretec Group, Inc.
7.50%, 4/1/29(f)	36,000	36,072
10.00%, 8/15/30(f)	29,000	31,756
Arizona Public Service Co.
2.95%, 9/15/27	204,000	196,020
4.35%, 11/15/45	22,000	18,470
3.35%, 5/15/50	350,000	243,743
Arko Corp.
5.13%, 11/15/29(b)(f)	18,000	16,293
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,212
2.95%, 2/15/32	36,000	31,122
5.88%, 4/10/34	36,000	36,672
Arsenal AIC Parent LLC
8.00%, 10/1/30(f)	29,000	30,311
11.50%, 10/1/31(f)	20,000	22,378
Investments	Principal Amount	Value
Artera Services LLC
8.50%, 2/15/31(f)	$25,000	$25,066
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	25,679
5.50%, 3/2/33	25,000	25,612
6.50%, 2/15/34	30,000	32,793
5.45%, 7/15/34	45,000	45,806
3.50%, 5/20/51	75,000	53,871
3.05%, 3/9/52	30,000	19,320
5.75%, 3/2/53	55,000	55,378
6.75%, 2/15/54	55,000	62,471
5.75%, 7/15/54	55,000	55,813
Asbury Automotive Group, Inc.
4.63%, 11/15/29(b)(f)	96,000	91,639
Ascension Health
2.53%, 11/15/29, Series B	18,000	16,517
3.11%, 11/15/39, Series B	12,000	9,547
3.95%, 11/15/46	35,000	29,425
4.85%, 11/15/53	72,000	67,639
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(f)	45,000	44,601
Ashland, Inc.
3.38%, 9/1/31(f)	42,000	36,603
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28(f)	10,000	10,032
4.63%, 8/1/29(f)	14,000	13,139
4.63%, 4/1/30(f)	18,000	16,723
ASP Unifrax Holdings, Inc.
7.10%, 9/30/29, PIK(f)	79,247	46,756
Assurant, Inc.
4.90%, 3/27/28	18,000	18,117
3.70%, 2/22/30	25,000	23,446
2.65%, 1/15/32	25,000	21,233
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,371
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	23,080
3.15%, 6/15/31	38,000	34,310
3.60%, 9/15/51(b)	49,000	35,011
AssuredPartners, Inc.
5.63%, 1/15/29(f)	23,000	23,279
7.50%, 2/15/32(f)	20,000	21,627
AT&T, Inc.
2.55%, 12/1/33	1,716,000	1,413,826
4.50%, 5/15/35	327,000	309,335
5.25%, 3/1/37	95,000	94,804
5.35%, 9/1/40	11,000	10,839
3.50%, 6/1/41	589,000	463,526

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.55%, 8/15/41	$995,000	$994,551
5.15%, 3/15/42	89,000	83,979
4.30%, 12/15/42	15,000	12,876
3.10%, 2/1/43	60,000	43,807
5.15%, 11/15/46	385,000	363,777
3.65%, 6/1/51	412,000	299,457
3.50%, 9/15/53	679,000	474,855
3.55%, 9/15/55	680,000	472,206
3.80%, 12/1/57	509,000	366,139
AthenaHealth Group, Inc.
6.50%, 2/15/30(f)	209,000	202,958
Athene Holding Ltd.
3.95%, 5/25/51	423,000	315,084
3.45%, 5/15/52	40,000	26,576
ATI, Inc.
5.88%, 12/1/27	31,000	31,051
4.88%, 10/1/29	13,000	12,509
7.25%, 8/15/30	17,000	17,720
5.13%, 10/1/31	21,000	19,959
Atkore, Inc.
4.25%, 6/1/31(f)	16,000	14,232
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,701
2.30%, 3/15/31	7,000	6,086
Atlassian Corp.
5.25%, 5/15/29	30,000	30,500
5.50%, 5/15/34	35,000	35,785
Atmos Energy Corp.
2.63%, 9/15/29	110,000	101,751
2.85%, 2/15/52	316,000	201,962
Autodesk, Inc.
3.50%, 6/15/27	30,000	29,330
2.85%, 1/15/30	96,000	88,305
2.40%, 12/15/31	71,000	60,987
AutoNation, Inc.
3.85%, 3/1/32	137,000	124,814
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,628
5.05%, 7/15/26	30,000	30,216
3.75%, 6/1/27	35,000	34,431
4.50%, 2/1/28	30,000	30,048
6.25%, 11/1/28	30,000	31,594
3.75%, 4/18/29	30,000	28,982
4.00%, 4/15/30	55,000	53,051
1.65%, 1/15/31	45,000	37,868
4.75%, 8/1/32(b)	55,000	54,168
4.75%, 2/1/33	40,000	39,192
5.20%, 8/1/33	20,000	20,134
6.55%, 11/1/33	35,000	38,348
Investments	Principal Amount	Value
AvalonBay Communities, Inc.
3.30%, 6/1/29	$182,000	$172,900
2.45%, 1/15/31	6,000	5,311
2.05%, 1/15/32	14,000	11,885
3.90%, 10/15/46	17,000	13,809
4.35%, 4/15/48	15,000	12,991
Avantor Funding, Inc.
4.63%, 7/15/28(f)	63,000	61,034
3.88%, 11/1/29(f)	33,000	30,622
Avery Dennison Corp.
4.88%, 12/6/28	223,000	224,584
2.65%, 4/30/30	36,000	32,528
2.25%, 2/15/32	36,000	30,170
5.75%, 3/15/33	29,000	30,124
Avianca Midco 2 PLC
9.00%, 12/1/28(f)	45,000	44,151
Aviation Capital Group LLC
4.88%, 10/1/25(f)	12,000	11,999
1.95%, 1/30/26(f)	31,000	30,194
1.95%, 9/20/26(f)	31,000	29,679
3.50%, 11/1/27(f)	31,000	29,869
6.25%, 4/15/28(f)	25,000	25,932
6.75%, 10/25/28(f)	30,000	31,763
6.38%, 7/15/30(f)	20,000	21,107
Avient Corp.
7.13%, 8/1/30(f)	30,000	30,934
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(f)	14,000	13,777
5.75%, 7/15/27(f)	16,000	15,729
4.75%, 4/1/28(b)(f)	20,000	18,882
5.38%, 3/1/29(f)	25,000	23,283
8.00%, 2/15/31(f)	20,000	20,368
Avista Corp.
4.35%, 6/1/48	20,000	17,009
4.00%, 4/1/52(b)	22,000	16,896
Avnet, Inc.
4.63%, 4/15/26	34,000	33,956
6.25%, 3/15/28	30,000	31,110
3.00%, 5/15/31	21,000	18,314
5.50%, 6/1/32	21,000	21,050
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(f)	150,000	148,370
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,180
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	28,349

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
AXIS Specialty Finance PLC
4.00%, 12/6/27(b)	$21,000	$20,662
B&G Foods, Inc.
5.25%, 9/15/27	22,000	20,760
8.00%, 9/15/28(f)	22,000	22,507
Baker Hughes Holdings LLC
5.13%, 9/15/40	75,000	74,007
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	33,000	31,703
3.34%, 12/15/27	74,000	72,084
3.14%, 11/7/29	11,000	10,352
4.49%, 5/1/30	10,000	9,950
4.08%, 12/15/47	88,000	71,933
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(f)	25,000	25,578
Ball Corp.
4.88%, 3/15/26	10,000	9,982
6.88%, 3/15/28	30,000	30,783
6.00%, 6/15/29	40,000	40,700
2.88%, 8/15/30	52,000	45,646
3.13%, 9/15/31(b)	55,000	47,793
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,489
2.25%, 6/15/31	12,000	10,405
5.30%, 6/1/34	8,000	8,127
6.35%, 10/1/36	26,000	28,404
3.50%, 8/15/46	33,000	24,567
3.75%, 8/15/47	45,000	34,844
4.25%, 9/15/48	20,000	16,512
3.20%, 9/15/49	46,000	31,290
2.90%, 6/15/50	26,000	16,743
4.55%, 6/1/52	33,000	28,303
5.40%, 6/1/53	46,000	44,832
5.65%, 6/1/54	26,000	26,120
Bank of America Corp.
4.45%, 3/3/26	337,000	336,651
3.50%, 4/19/26	412,000	407,526
4.25%, 10/22/26	795,000	791,596
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	415,034
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,289,726
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	740,619
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	291,510
Investments	Principal Amount	Value
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	$455,000	$398,093
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	722,037
5.88%, 2/7/42	251,000	268,137
5.00%, 1/21/44	215,000	206,430
4.75%, 4/21/45, Series L	50,000	44,993
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	157,444
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	394,000	318,758
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	41,598
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	65,000	47,496
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	221,000	145,615
Bank of New York Mellon Corp.
2.45%, 8/17/26	15,000	14,615
1.05%, 10/15/26	10,000	9,498
3.25%, 5/16/27	15,000	14,668
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	20,000	19,607
3.00%, 10/30/28	166,000	157,258
3.30%, 8/23/29	15,000	14,152
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	74,074
1.65%, 1/28/31	145,000	123,264
1.80%, 7/28/31	10,000	8,492
2.50%, 1/26/32	9,000	7,830
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,371
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	32,774
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	21,000	20,961
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	6,000	6,610
BankUnited, Inc.
4.88%, 11/17/25	25,000	24,984
5.13%, 6/11/30	68,000	66,588
See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Banner Health
2.34%, 1/1/30(b)	$6,000	$5,430
1.90%, 1/1/31	6,000	5,167
2.91%, 1/1/42	7,000	5,146
3.18%, 1/1/50, Series 2020	6,000	4,250
2.91%, 1/1/51	6,000	4,009
Baptist Healthcare System Obligated Group
3.54%, 8/15/50, Series 20B	44,000	31,769
Basin Electric Power Cooperative
4.75%, 4/26/47(f)	36,000	31,821
Bath & Body Works, Inc.
6.63%, 10/1/30(f)	132,000	134,942
7.60%, 7/15/37	55,000	57,050
Bausch & Lomb Corp.
8.38%, 10/1/28(f)	57,000	59,717
Bausch Health Cos., Inc.
4.88%, 6/1/28(f)	203,000	176,038
6.25%, 2/15/29(f)	187,000	134,975
5.25%, 2/15/31(f)	100,000	61,872
Baxalta, Inc.
5.25%, 6/23/45	751,000	722,419
Baxter International, Inc.
2.60%, 8/15/26	45,000	43,771
1.92%, 2/1/27	90,000	85,648
2.27%, 12/1/28	75,000	68,848
3.95%, 4/1/30	35,000	33,859
1.73%, 4/1/31	45,000	37,589
2.54%, 2/1/32(b)	110,000	94,483
3.50%, 8/15/46	65,000	47,391
3.13%, 12/1/51	146,000	95,935
Bayer Corp.
6.65%, 2/15/28(f)	245,000	255,711
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,168
4.19%, 11/15/45	77,000	66,644
3.97%, 11/15/46	8,000	6,769
2.84%, 11/15/50, Series 2021	18,000	11,920
BCPE Empire Holdings, Inc.
7.63%, 5/1/27(f)	9,000	9,000
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/27, PIK(f)	16,000	15,740
Beacon Roofing Supply, Inc.
4.50%, 11/15/26(f)	12,000	11,890
4.13%, 5/15/29(f)	14,000	13,636
6.50%, 8/1/30(f)	25,000	25,735
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	15,008
7.25%, 10/15/29	14,000	14,219
7.50%, 3/15/31(f)	10,000	10,033
Investments	Principal Amount	Value
Becton Dickinson & Co.
4.69%, 2/13/28	$50,000	$50,226
4.87%, 2/8/29	40,000	40,266
5.08%, 6/7/29	37,000	37,584
2.82%, 5/20/30	55,000	50,108
1.96%, 2/11/31	71,000	60,632
4.30%, 8/22/32	35,000	33,586
5.11%, 2/8/34	35,000	35,049
4.69%, 12/15/44	90,000	80,128
4.67%, 6/6/47	135,000	118,952
3.79%, 5/20/50	50,000	38,357
BellRing Brands, Inc.
7.00%, 3/15/30(f)	34,000	35,311
Belo Corp.
7.75%, 6/1/27	8,000	8,367
7.25%, 9/15/27	10,000	10,376
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	31,794
3.70%, 7/15/30	22,000	21,055
1.65%, 5/15/31(b)	10,000	8,340
6.13%, 4/1/36	439,000	468,930
5.95%, 5/15/37	36,000	38,017
2.85%, 5/15/51	85,000	53,192
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	176,445
4.25%, 1/15/49	29,000	24,693
2.85%, 10/15/50	35,000	22,793
Berkshire Hathaway, Inc.
3.13%, 3/15/26	99,000	97,878
Berry Global, Inc.
1.57%, 1/15/26	94,000	91,523
4.50%, 2/15/26(f)	12,000	11,935
4.88%, 7/15/26(f)	25,000	24,967
1.65%, 1/15/27	84,000	79,392
5.63%, 7/15/27(f)	21,000	21,026
5.50%, 4/15/28	30,000	30,544
5.80%, 6/15/31	56,000	58,289
5.65%, 1/15/34	57,000	58,731
Best Buy Co., Inc.
4.45%, 10/1/28	171,000	170,290
Biogen, Inc.
2.25%, 5/1/30	105,000	92,540
5.20%, 9/15/45	100,000	92,587
3.15%, 5/1/50	135,000	87,628
3.25%, 2/15/51	65,000	42,952
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27(b)	24,000	23,342
3.70%, 3/15/32	57,000	51,807

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Black Hills Corp.
3.15%, 1/15/27	$25,000	$24,341
5.95%, 3/15/28	22,000	22,814
3.05%, 10/15/29	29,000	26,944
2.50%, 6/15/30	29,000	25,694
4.35%, 5/1/33	29,000	27,420
6.15%, 5/15/34	41,000	43,299
6.00%, 1/15/35	31,000	32,363
4.20%, 9/15/46	27,000	22,119
3.88%, 10/15/49	27,000	20,404
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,119
4.70%, 3/14/29	10,000	10,133
5.00%, 3/14/34	20,000	20,234
4.90%, 1/8/35(b)	10,000	10,042
5.25%, 3/14/54	31,000	30,339
5.35%, 1/8/55	24,000	23,853
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,732
3.25%, 4/30/29	20,000	19,130
2.40%, 4/30/30	20,000	18,081
1.90%, 1/28/31	25,000	21,556
2.10%, 2/25/32	20,000	16,886
4.75%, 5/25/33	25,000	24,995
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(b)(f)	360,000	385,089
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	71,811
3.25%, 3/15/27	61,000	58,830
7.30%, 11/27/28	30,000	32,037
4.00%, 1/15/29(b)	40,000	38,195
6.25%, 1/25/31	35,000	36,012
Blackstone Secured Lending Fund
2.75%, 9/16/26	97,000	93,709
Block Financial LLC
5.25%, 10/1/25	21,000	21,053
2.50%, 7/15/28	30,000	27,763
3.88%, 8/15/30	46,000	43,226
Block, Inc.
2.75%, 6/1/26	41,000	39,796
3.50%, 6/1/31	41,000	36,420
6.50%, 5/15/32(f)	82,000	83,720
Blue Owl Capital Corp.
3.40%, 7/15/26	114,000	111,183
2.88%, 6/11/28	101,000	93,135
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,299
4.70%, 2/8/27	31,000	30,712
7.75%, 9/16/27	37,000	38,893
Investments	Principal Amount	Value
7.95%, 6/13/28	$40,000	$42,821
7.75%, 1/15/29	34,000	36,503
6.65%, 3/15/31	54,000	55,946
Blue Owl Finance LLC
3.13%, 6/10/31	151,000	133,621
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(f)	12,000	12,019
7.00%, 7/15/29(f)	20,000	20,666
7.25%, 7/15/32(f)	20,000	20,919
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,440
4.45%, 7/15/27	31,000	30,791
4.80%, 5/3/29	36,000	36,101
3.40%, 2/15/31	36,000	32,812
3.60%, 9/1/32(b)	36,000	32,276
5.63%, 8/1/34	54,000	54,633
Boeing Co.
2.20%, 2/4/26	412,000	402,177
5.04%, 5/1/27	412,000	413,593
6.30%, 5/1/29	108,000	113,111
5.15%, 5/1/30	507,000	508,258
6.53%, 5/1/34	231,000	247,752
3.50%, 3/1/39	495,000	380,892
5.71%, 5/1/40	412,000	404,869
5.81%, 5/1/50	248,000	239,783
6.86%, 5/1/54	231,000	254,550
5.93%, 5/1/60	908,000	868,133
Boise Cascade Co.
4.88%, 7/1/30(f)	16,000	15,217
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	11,000	10,458
2.10%, 6/1/31, Series 20-2	8,000	6,862
3.21%, 6/1/50, Series 20-2	20,000	13,924
Booking Holdings, Inc.
4.63%, 4/13/30	80,000	80,245
Boost Newco Borrower LLC
7.50%, 1/15/31(f)	200,000	209,284
BorgWarner, Inc.
2.65%, 7/1/27	252,000	240,923
4.38%, 3/15/45	41,000	34,094
Boston Properties LP
4.50%, 12/1/28	62,000	60,970
3.40%, 6/21/29	53,000	49,561
2.90%, 3/15/30	409,000	368,447
2.55%, 4/1/32	147,000	121,556
Boston Scientific Corp.
4.00%, 3/1/28	20,000	19,778
2.65%, 6/1/30	85,000	77,434

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
6.50%, 11/15/35	$30,000	$33,779
4.55%, 3/1/39	40,000	37,755
7.38%, 1/15/40	25,000	30,534
4.70%, 3/1/49	60,000	54,854
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,420
4.75%, 6/15/31(b)(f)	77,000	72,584
Boyne USA, Inc.
4.75%, 5/15/29(f)	28,000	26,819
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	404,487
4.23%, 11/6/28	100,000	99,021
3.63%, 4/6/30	155,000	147,727
1.75%, 8/10/30	20,000	17,281
2.72%, 1/12/32	190,000	166,673
4.81%, 2/13/33(b)	350,000	345,530
5.23%, 11/17/34	33,000	33,318
3.06%, 6/17/41	89,000	66,569
3.00%, 2/24/50	109,000	72,042
2.77%, 11/10/50	98,000	61,337
3.38%, 2/8/61	132,000	87,248
Brand Industrial Services, Inc.
10.38%, 8/1/30(f)	55,000	56,041
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	17,125
8.30%, 3/15/28	51,000	54,017
Bread Financial Holdings, Inc.
9.75%, 3/15/29(f)	37,000	39,808
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	399,000	413,583
Brightline East LLC
11.00%, 1/31/30(f)	200,000	182,807
Brink’s Co.
4.63%, 10/15/27(f)	55,000	54,154
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	67,278
3.90%, 2/20/28(b)	412,000	407,694
3.40%, 7/26/29	176,000	168,383
4.13%, 6/15/39	976,000	870,199
2.35%, 11/13/40	412,000	285,237
4.55%, 2/20/48	167,000	146,857
2.55%, 11/13/50	98,000	59,028
3.90%, 3/15/62	129,000	95,715
5.65%, 2/22/64	210,000	210,932
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,760
3.90%, 3/15/27	25,000	24,593
2.25%, 4/1/28	20,000	18,557
4.13%, 5/15/29	55,000	53,475
4.05%, 7/1/30	57,000	54,670
2.50%, 8/16/31	35,000	30,128
5.50%, 2/15/34	30,000	30,427
5.75%, 2/15/35	31,000	31,965
Investments	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	$49,000	$47,749
Broadcom, Inc.
5.05%, 7/12/27	78,000	78,954
1.95%, 2/15/28(f)	47,000	43,719
4.15%, 2/15/28	50,000	49,479
4.11%, 9/15/28	64,000	63,061
4.00%, 4/15/29(f)	25,000	24,379
4.75%, 4/15/29	103,000	103,277
5.05%, 7/12/29	129,000	130,692
4.35%, 2/15/30	108,000	106,219
5.00%, 4/15/30(b)	44,000	44,624
4.15%, 11/15/30(b)	133,000	128,795
2.45%, 2/15/31(f)	136,000	119,486
4.30%, 11/15/32	178,000	170,601
3.14%, 11/15/35(f)	1,630,000	1,359,032
4.93%, 5/15/37(f)	434,000	421,541
3.75%, 2/15/51(f)	44,000	33,636
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,525
2.90%, 12/1/29	54,000	49,725
2.60%, 5/1/31	72,000	63,060
BroadStreet Partners, Inc.
5.88%, 4/15/29(f)	34,000	33,283
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(f)	35,000	34,910
4.50%, 4/1/27(f)	28,000	26,977
Brown & Brown, Inc.
2.38%, 3/15/31	306,000	263,435
Brown-Forman Corp.
4.75%, 4/15/33	13,000	12,844
4.00%, 4/15/38	16,000	14,171
4.50%, 7/15/45	27,000	23,821
Brunswick Corp.
5.85%, 3/18/29(b)	136,000	139,445
2.40%, 8/18/31(b)	136,000	113,249
4.40%, 9/15/32(b)	32,000	29,631
5.10%, 4/1/52	27,000	21,080
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,411
4.13%, 12/1/27	22,000	21,267
4.50%, 3/1/28(f)	21,000	20,407
5.85%, 11/15/43	27,000	24,254
5.60%, 10/15/44	12,000	10,294
Builders FirstSource, Inc.
5.00%, 3/1/30(f)	23,000	22,133
4.25%, 2/1/32(f)	54,000	48,938
6.38%, 6/15/32(f)	29,000	29,523
6.38%, 3/1/34(f)	41,000	41,526

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	$43,000	$42,209
3.75%, 9/25/27	37,000	36,299
2.75%, 5/14/31	72,000	64,003
Burford Capital Global Finance LLC
6.25%, 4/15/28(f)	200,000	199,338
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	483,663
3.55%, 2/15/50	166,000	125,326
3.05%, 2/15/51	38,000	25,843
3.30%, 9/15/51	274,000	195,238
2.88%, 6/15/52	196,000	127,106
4.45%, 1/15/53	75,000	65,307
5.50%, 3/15/55	85,000	86,726
Burlington Resources LLC
7.20%, 8/15/31	9,000	10,201
5.95%, 10/15/36	40,000	42,878
BWX Technologies, Inc.
4.13%, 6/30/28(f)	16,000	15,228
4.13%, 4/15/29(f)	16,000	15,014
Cable One, Inc.
4.00%, 11/15/30(b)(f)	27,000	21,978
Cabot Corp.
4.00%, 7/1/29	21,000	20,242
5.00%, 6/30/32	28,000	27,910
Caesars Entertainment, Inc.
6.50%, 2/15/32(f)	61,000	61,917
California Institute of Technology
4.32%, 8/1/45	8,000	7,193
4.70%, 11/1/11	17,000	14,631
3.65%, 9/1/19	10,000	6,679
California Resources Corp.
7.13%, 2/1/26(f)	6,000	6,006
8.25%, 6/15/29(f)	25,000	25,730
Calpine Corp.
4.50%, 2/15/28(f)	52,000	50,872
5.13%, 3/15/28(f)	58,000	57,200
4.63%, 2/1/29(f)	27,000	26,000
5.00%, 2/1/31(f)	35,000	33,752
3.75%, 3/1/31(f)	37,000	33,865
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(f)	73,000	71,550
9.75%, 7/15/28(f)	45,000	43,390
Camden Property Trust
5.85%, 11/3/26(b)	35,000	35,776
4.10%, 10/15/28	28,000	27,550
3.15%, 7/1/29	12,000	11,317
2.80%, 5/15/30	15,000	13,711
4.90%, 1/15/34	8,000	7,950
3.35%, 11/1/49	15,000	10,752
Investments	Principal Amount	Value
Camelot Return Merger Sub, Inc.
8.75%, 8/1/28(f)	$29,000	$27,450
Cameron LNG LLC
2.90%, 7/15/31(f)	33,000	29,278
3.30%, 1/15/35(f)	34,000	28,734
3.40%, 1/15/38(f)	122,000	102,559
3.70%, 1/15/39(f)	37,000	30,756
Campbell Soup Co.
5.30%, 3/20/26	25,000	25,179
5.20%, 3/19/27	30,000	30,412
4.15%, 3/15/28	60,000	59,219
5.20%, 3/21/29(b)	35,000	35,590
2.38%, 4/24/30	35,000	31,223
5.40%, 3/21/34	70,000	71,165
4.80%, 3/15/48	65,000	58,140
3.13%, 4/24/50	45,000	30,335
Capital One Financial Corp.
3.65%, 5/11/27	62,000	60,735
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	46,692
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	166,857
3.80%, 1/31/28	85,000	83,139
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	95,290
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,102
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	218,849
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	84,000	86,241
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	93,864
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	65,791
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	140,005
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	58,133
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	29,886
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	79,691
See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	$90,000	$92,075
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	132,717
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	72,815
Capstone Borrower, Inc.
8.00%, 6/15/30(f)	20,000	21,020
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,880
3.41%, 6/15/27	75,000	73,185
5.13%, 2/15/29(b)	40,000	40,558
5.45%, 2/15/34	35,000	35,665
4.60%, 3/15/43	30,000	26,297
4.50%, 11/15/44	30,000	25,843
4.90%, 9/15/45	40,000	36,217
4.37%, 6/15/47	50,000	41,913
Cargill, Inc.
4.88%, 10/10/25(f)	30,000	30,070
0.75%, 2/2/26(f)	20,000	19,360
4.50%, 6/24/26(f)	25,000	25,085
3.63%, 4/22/27(f)	20,000	19,714
3.25%, 5/23/29(f)	25,000	23,872
2.13%, 4/23/30(f)	30,000	26,673
1.70%, 2/2/31(f)	20,000	16,956
2.13%, 11/10/31(f)	40,000	34,181
4.00%, 6/22/32(f)	25,000	23,694
5.13%, 10/11/32(f)	20,000	20,309
4.75%, 4/24/33(f)	20,000	19,814
4.76%, 11/23/45(f)	25,000	22,990
3.88%, 5/23/49(f)	109,000	86,015
3.13%, 5/25/51(f)	30,000	20,742
4.38%, 4/22/52(b)(f)	20,000	17,088
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,138
2.75%, 3/1/30	54,000	49,144
2.20%, 3/1/32	39,000	32,601
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(f)	40,000	39,849
Carnival Corp.
7.63%, 3/1/26(f)	234,000	234,460
5.75%, 3/1/27(f)	36,000	36,117
4.00%, 8/1/28(f)	204,000	196,335
Carrier Global Corp.
2.49%, 2/15/27	55,000	52,959
2.72%, 2/15/30	145,000	131,977
2.70%, 2/15/31	55,000	48,941
5.90%, 3/15/34	142,000	150,042
3.38%, 4/5/40	135,000	107,774
Investments	Principal Amount	Value
3.58%, 4/5/50	$125,000	$93,165
6.20%, 3/15/54	45,000	49,085
Carvana Co.
9.00%, 12/1/28, PIK(f)	38,261	39,702
9.00%, 6/1/30, PIK(f)	68,160	72,466
9.00%, 6/1/31, PIK(f)	87,012	98,955
Caterpillar Financial Services Corp.
5.05%, 2/27/26	60,000	60,426
0.90%, 3/2/26	55,000	53,201
4.35%, 5/15/26	90,000	90,152
2.40%, 8/9/26	20,000	19,484
1.15%, 9/14/26	35,000	33,421
4.45%, 10/16/26	41,000	41,139
1.70%, 1/8/27	35,000	33,408
4.50%, 1/8/27	35,000	35,162
5.00%, 5/14/27	47,000	47,698
3.60%, 8/12/27	50,000	49,254
1.10%, 9/14/27	55,000	50,969
4.40%, 10/15/27	36,000	36,067
4.85%, 2/27/29	45,000	45,667
4.38%, 8/16/29	33,000	32,864
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,265
2.60%, 4/9/30	15,000	13,772
1.90%, 3/12/31	10,000	8,696
5.30%, 9/15/35	15,000	15,641
6.05%, 8/15/36	50,000	55,138
5.20%, 5/27/41	35,000	35,300
3.80%, 8/15/42	75,000	62,787
4.30%, 5/15/44	22,000	19,458
3.25%, 9/19/49	45,000	32,360
3.25%, 4/9/50	120,000	86,140
4.75%, 5/15/64	56,000	50,048
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	26,000	18,347
CBRE Services, Inc.
4.88%, 3/1/26	37,000	37,030
5.50%, 4/1/29	36,000	36,922
2.50%, 4/1/31	36,000	31,196
5.95%, 8/15/34	91,000	95,260
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(f)	470,000	422,593
4.50%, 5/1/32	457,000	403,613
4.25%, 1/15/34(f)	750,000	628,654
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	312,000	301,040
3.28%, 12/1/28	31,000	29,314
3.25%, 2/15/29	43,000	40,304
5.10%, 3/1/30	121,000	121,064
3.57%, 12/1/31	71,000	64,286

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Celanese U.S. Holdings LLC
6.42%, 7/15/27	$417,000	$427,534
6.58%, 7/15/29(b)	100,000	103,901
6.63%, 7/15/32(b)	72,000	75,063
6.95%, 11/15/33(b)	20,000	21,376
Cencora, Inc.
2.80%, 5/15/30	417,000	380,418
Centene Corp.
4.25%, 12/15/27	150,000	146,163
2.45%, 7/15/28	140,000	127,771
4.63%, 12/15/29	250,000	240,075
3.38%, 2/15/30	145,000	131,297
3.00%, 10/15/30	155,000	135,954
2.50%, 3/1/31	155,000	131,002
2.63%, 8/1/31	95,000	80,119
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	301,134
3.55%, 8/1/42	27,000	21,592
2.90%, 7/1/50, Series AD	40,000	25,904
3.35%, 4/1/51, Series AF	281,000	199,176
3.60%, 3/1/52, Series AH	33,000	24,535
4.85%, 10/1/52, Series AJ	146,000	132,340
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	57,768
5.40%, 3/1/33	12,000	12,254
CenterPoint Energy, Inc.
3.70%, 9/1/49	27,000	19,964
Central Garden & Pet Co.
4.13%, 10/15/30	45,000	41,135
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(f)	171,000	158,812
Century Communities, Inc.
6.75%, 6/1/27	41,000	41,046
3.88%, 8/15/29(f)	25,000	22,824
CF Industries, Inc.
5.38%, 3/15/44	194,000	183,662
Champions Financing, Inc.
8.75%, 2/15/29(f)	25,000	23,140
Charles River Laboratories International, Inc.
4.25%, 5/1/28(f)	20,000	19,290
3.75%, 3/15/29(f)	20,000	18,696
4.00%, 3/15/31(f)	20,000	18,157
Charles Schwab Corp.
3.20%, 3/2/27(b)	184,000	179,971
3.20%, 1/25/28	412,000	398,572
4.63%, 3/22/30(b)	221,000	223,179
Chart Industries, Inc.
7.50%, 1/1/30(f)	66,000	69,095
9.50%, 1/1/31(f)	21,000	22,615
Investments	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	$340,000	$310,239
6.48%, 10/23/45	412,000	399,876
5.38%, 5/1/47	738,000	624,469
5.75%, 4/1/48	483,000	427,405
3.85%, 4/1/61	450,000	280,381
3.95%, 6/30/62	286,000	180,648
Chemours Co.
5.75%, 11/15/28(f)	76,000	72,157
4.63%, 11/15/29(f)	2,000	1,778
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,655
3.70%, 11/15/29	80,000	76,116
2.74%, 12/31/39	51,000	41,386
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	103,034
4.00%, 3/1/31	105,000	98,846
3.25%, 1/31/32	85,000	74,881
5.95%, 6/30/33	100,000	103,812
5.75%, 8/15/34	109,000	111,432
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	90,919
5.65%, 4/15/34	136,000	138,394
Chesapeake Energy Corp.
5.88%, 2/1/29(f)	20,000	20,015
6.75%, 4/15/29(f)	47,000	47,660
Chevron USA, Inc.
1.02%, 8/12/27	100,000	92,674
3.25%, 10/15/29	170,000	161,997
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(f)	17,000	16,592
7.63%, 7/1/29(f)	20,000	20,917
Choice Hotels International, Inc.
3.70%, 12/1/29	65,000	61,410
5.85%, 8/1/34	41,000	41,657
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(f)	78,000	75,365
8.00%, 12/15/27(f)	29,000	28,819
6.00%, 1/15/29(f)	182,000	164,360
5.25%, 5/15/30(f)	63,000	53,402
4.75%, 2/15/31(f)	119,000	96,708
10.88%, 1/15/32(f)	56,000	57,383
Chubb Corp.
6.00%, 5/11/37	412,000	446,468
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	22,856
4.15%, 3/13/43	33,000	28,408
Church & Dwight Co., Inc.
3.15%, 8/1/27	26,000	25,323
2.30%, 12/15/31(b)	29,000	24,955

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.60%, 11/15/32	$36,000	$37,648
3.95%, 8/1/47	36,000	28,948
5.00%, 6/15/52	45,000	42,318
Churchill Downs, Inc.
4.75%, 1/15/28(f)	108,000	105,578
5.75%, 4/1/30(f)	65,000	64,377
Ciena Corp.
4.00%, 1/31/30(f)	16,000	14,886
Cigna Group
5.69%, 3/15/26	43,000	43,009
4.38%, 10/15/28	675,000	669,962
4.80%, 8/15/38	855,000	803,049
4.90%, 12/15/48	555,000	490,744
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,960
6.13%, 11/1/34	18,000	19,123
Cinemark USA, Inc.
5.25%, 7/15/28(f)	40,000	39,187
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	63,120
4.00%, 5/1/32	16,000	15,252
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	79,982
4.80%, 2/26/27	110,000	111,174
5.50%, 1/15/40	619,000	640,475
Citigroup, Inc.
3.70%, 1/12/26	247,000	245,255
4.13%, 7/25/28	705,000	693,288
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	794,000	768,594
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	763,389
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	237,055
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	171,269
5.88%, 2/22/33	412,000	427,901
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	170,013
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	328,055
8.13%, 7/15/39	516,000	647,752
5.88%, 1/30/42	234,000	244,264
5.30%, 5/6/44	95,000	90,966
Investments	Principal Amount	Value
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	$116,000	$119,257
2.50%, 2/6/30	40,000	35,652
3.25%, 4/30/30	282,000	259,196
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	67,000	66,284
City of Hope
5.62%, 11/15/43, Series 2013(b)	20,000	20,050
4.38%, 8/15/48, Series 2018(b)	16,000	13,484
Civitas Resources, Inc.
5.00%, 10/15/26(f)	17,000	16,878
8.63%, 11/1/30(f)	41,000	43,167
8.75%, 7/1/31(f)	69,000	72,076
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 5/15/26(f)	17,000	17,011
8.50%, 5/15/27(f)	80,000	80,530
6.75%, 5/15/28(f)	31,000	31,659
Clarivate Science Holdings Corp.
3.88%, 7/1/28(f)	38,000	35,695
4.88%, 7/1/29(f)	38,000	34,889
Clean Harbors, Inc.
4.88%, 7/15/27(f)	22,000	21,792
5.13%, 7/15/29(f)	12,000	11,720
6.38%, 2/1/31(f)	46,000	46,675
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(f)	58,000	56,729
7.75%, 4/15/28(f)	41,000	38,129
9.00%, 9/15/28(b)(f)	31,000	32,711
7.50%, 6/1/29(f)	43,000	38,162
7.88%, 4/1/30(f)	36,000	36,758
Clearway Energy Operating LLC
4.75%, 3/15/28(f)	35,000	34,015
3.75%, 2/15/31(f)	43,000	38,379
3.75%, 1/15/32(f)	14,000	12,180
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,904
4.97%, 5/1/46	32,000	27,958
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(f)	14,000	13,466
4.55%, 11/15/30(f)	12,000	11,725
5.95%, 12/15/36	28,000	29,014
Cleveland-Cliffs, Inc.
5.88%, 6/1/27(b)	23,000	22,985
4.63%, 3/1/29(f)	15,000	14,010
6.88%, 11/1/29(f)	36,000	36,209
6.75%, 4/15/30(b)(f)	31,000	31,061

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.88%, 3/1/31(f)	$13,000	$11,743
7.00%, 3/15/32(b)(f)	57,000	57,304
7.38%, 5/1/33(f)	36,000	36,226
6.25%, 10/1/40	27,000	23,493
Clorox Co.
1.80%, 5/15/30	166,000	144,161
Cloud Software Group, Inc.
9.00%, 9/30/29(b)(f)	121,000	123,850
8.25%, 6/30/32(b)(f)	71,000	73,730
Clue Opco LLC
9.50%, 10/15/31(f)	30,000	30,942
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(f)	45,000	45,736
CME Group, Inc.
2.65%, 3/15/32	29,000	25,523
5.30%, 9/15/43	26,000	26,671
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,623
3.45%, 8/15/27	20,000	19,529
4.88%, 3/1/44	27,000	24,693
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	33,203
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	26,482
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,943
3.45%, 8/15/27(b)	31,000	30,238
3.90%, 5/1/29	36,000	34,910
2.05%, 8/15/30	36,000	31,310
5.50%, 6/15/33	36,000	36,831
5.13%, 2/15/34	36,000	35,828
CNH Industrial Capital LLC
5.45%, 10/14/25	25,000	25,122
1.88%, 1/15/26	31,000	30,290
1.45%, 7/15/26(b)	37,000	35,496
4.55%, 4/10/28	37,000	36,899
5.50%, 1/12/29	31,000	31,876
5.10%, 4/20/29	43,000	43,597
CNH Industrial NV
3.85%, 11/15/27	31,000	30,387
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	71,257
6.45%, 6/15/34	57,000	60,351
CNO Global Funding
5.88%, 6/4/27(f)	31,000	31,792
CNX Resources Corp.
6.00%, 1/15/29(f)	20,000	19,862
7.38%, 1/15/31(f)	20,000	20,565
7.25%, 3/1/32(f)	16,000	16,438
Investments	Principal Amount	Value
Cobra AcquisitionCo LLC
6.38%, 11/1/29(f)	$30,000	$26,414
12.25%, 11/1/29(f)	7,000	7,301
Coca-Cola Co.
3.38%, 3/25/27	55,000	54,106
2.90%, 5/25/27	27,000	26,297
1.45%, 6/1/27	82,000	77,221
1.50%, 3/5/28	41,000	37,913
1.00%, 3/15/28	71,000	64,643
2.13%, 9/6/29	20,000	18,209
3.45%, 3/25/30	25,000	23,961
1.65%, 6/1/30	31,000	26,922
2.00%, 3/5/31	15,000	13,104
1.38%, 3/15/31	27,000	22,688
2.25%, 1/5/32(b)	41,000	35,673
5.00%, 5/13/34	20,000	20,433
4.65%, 8/14/34	15,000	14,904
2.50%, 6/1/40	65,000	47,289
2.88%, 5/5/41	49,000	36,950
4.20%, 3/25/50	35,000	30,132
2.60%, 6/1/50	98,000	61,761
3.00%, 3/5/51	111,000	75,729
2.50%, 3/15/51	98,000	60,137
5.30%, 5/13/54	72,000	72,027
5.20%, 1/14/55	98,000	96,635
2.75%, 6/1/60	65,000	39,811
5.40%, 5/13/64	108,000	107,711
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25	21,000	20,882
5.25%, 6/1/29	50,000	51,157
5.45%, 6/1/34	46,000	47,331
Cogent Communications Group LLC
3.50%, 5/1/26(f)	30,000	29,338
7.00%, 6/15/27(f)	18,000	18,178
Coherent Corp.
5.00%, 12/15/29(f)	41,000	39,627
Coinbase Global, Inc.
3.38%, 10/1/28(f)	41,000	37,625
3.63%, 10/1/31(f)	30,000	26,018
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,212
4.60%, 3/1/28	32,000	32,506
3.70%, 8/1/47	19,000	15,275
Colonial Enterprises, Inc.
3.25%, 5/15/30(f)	102,000	94,314
Colonial Pipeline Co.
3.75%, 10/1/25(f)	14,000	13,920
7.63%, 4/15/32(f)	16,000	18,410
4.20%, 4/15/43(f)	14,000	11,756
4.25%, 4/15/48(f)	23,000	18,584
See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Columbia Pipeline Group, Inc.
5.80%, 6/1/45	$45,000	$44,641
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(f)	10,000	10,168
6.04%, 8/15/28(f)	30,000	31,095
5.68%, 1/15/34(f)	20,000	20,128
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(f)	30,000	31,261
6.04%, 11/15/33(f)	61,000	63,626
6.50%, 8/15/43(f)	25,000	26,603
6.54%, 11/15/53(f)	50,000	54,164
6.71%, 8/15/63(f)	20,000	21,971
Comcast Corp.
1.95%, 1/15/31	977,000	837,108
4.25%, 1/15/33	309,000	293,524
4.80%, 5/15/33	485,000	478,257
4.20%, 8/15/34	309,000	289,219
3.75%, 4/1/40	412,000	342,239
3.97%, 11/1/47	299,000	235,146
2.80%, 1/15/51	111,000	68,311
2.89%, 11/1/51	490,000	306,534
2.45%, 8/15/52	444,000	250,309
2.94%, 11/1/56	262,000	157,926
2.65%, 8/15/62	326,000	176,566
2.99%, 11/1/63	218,000	126,764
5.50%, 5/15/64	150,000	143,421
Comerica, Inc.
4.00%, 2/1/29(b)	31,000	29,820
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	118,252
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,262
3.88%, 2/15/31	12,000	10,853
4.38%, 3/15/32	12,000	10,957
CommonSpirit Health
1.55%, 10/1/25	35,000	34,342
6.07%, 11/1/27	35,000	36,218
3.35%, 10/1/29	20,000	18,847
2.78%, 10/1/30	10,000	8,985
5.21%, 12/1/31	15,000	15,226
5.32%, 12/1/34	36,000	36,408
3.82%, 10/1/49	46,000	35,592
4.19%, 10/1/49	61,000	49,666
3.91%, 10/1/50	43,000	32,989
6.46%, 11/1/52	20,000	22,351
5.55%, 12/1/54	32,000	31,722
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,425
2.95%, 8/15/27, Series 122	19,000	18,363
3.70%, 8/15/28	30,000	29,295
Investments	Principal Amount	Value
2.20%, 3/1/30	$7,000	$6,257
3.15%, 3/15/32, Series 132	6,000	5,378
4.90%, 2/1/33	8,000	7,999
5.30%, 6/1/34	8,000	8,192
5.90%, 3/15/36	63,000	66,687
6.45%, 1/15/38	29,000	32,242
3.80%, 10/1/42	23,000	18,756
4.60%, 8/15/43	23,000	20,765
4.70%, 1/15/44	23,000	20,881
3.70%, 3/1/45	26,000	20,432
4.35%, 11/15/45	29,000	24,869
3.65%, 6/15/46	46,000	35,307
3.75%, 8/15/47, Series 123	42,000	32,636
4.00%, 3/1/48	52,000	41,660
4.00%, 3/1/49	26,000	20,688
3.20%, 11/15/49, Series 127	20,000	13,725
3.00%, 3/1/50	42,000	27,836
3.13%, 3/15/51, Series 130	46,000	30,806
2.75%, 9/1/51, Series 131	61,000	38,070
3.85%, 3/15/52, Series 133	29,000	22,262
5.30%, 2/1/53	38,000	36,744
5.65%, 6/1/54	26,000	26,377
CommScope LLC
4.75%, 9/1/29(f)	41,000	36,943
Community Health Network, Inc.
3.10%, 5/1/50, Series 20-A	24,000	16,056
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(f)	41,000	39,744
5.00%, 1/15/32(f)	12,000	11,135
Comstock Resources, Inc.
6.75%, 3/1/29(f)	59,000	58,078
6.75%, 3/1/29(f)	16,000	15,758
5.88%, 1/15/30(f)	40,000	38,135
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,334
1.38%, 11/1/27	60,000	54,948
7.00%, 10/1/28	25,000	26,740
4.85%, 11/1/28	80,000	80,067
8.25%, 9/15/30	20,000	23,065
5.30%, 11/1/38	90,000	86,659
5.40%, 11/1/48	90,000	83,824
Concentrix Corp.
6.85%, 8/2/33(b)	82,000	85,297
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(f)	21,000	20,345
Connecticut Light & Power Co.
4.00%, 4/1/48	43,000	34,725
ConocoPhillips Co.
4.85%, 1/15/32	18,000	17,990
5.90%, 10/15/32(b)	10,000	10,667

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.05%, 9/15/33	$20,000	$20,151
5.00%, 1/15/35	82,000	81,547
5.90%, 5/15/38	17,000	17,943
6.50%, 2/1/39	78,000	87,286
3.76%, 3/15/42	38,000	30,818
4.30%, 11/15/44	111,000	95,017
5.20%, 6/1/45(f)	183,000	174,160
5.95%, 3/15/46	15,000	15,811
4.88%, 10/1/47	15,000	13,709
3.80%, 3/15/52	72,000	54,410
5.30%, 5/15/53	72,000	68,557
5.55%, 3/15/54	49,000	48,438
5.50%, 1/15/55	85,000	83,463
4.03%, 3/15/62	133,000	99,542
5.70%, 9/15/63	72,000	71,364
5.65%, 1/15/65	12,000	11,761
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(f)	11,000	10,986
6.50%, 10/15/28(f)	17,000	17,067
Consolidated Communications, Inc.
5.00%, 10/1/28(f)	16,000	15,300
6.50%, 10/1/28(f)	31,000	30,309
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	24,185
3.80%, 5/15/28	20,000	19,604
4.00%, 12/1/28, Series D	35,000	34,494
3.35%, 4/1/30, Series 20A	12,000	11,321
2.40%, 6/15/31	20,000	17,560
5.20%, 3/1/33	10,000	10,210
5.50%, 3/15/34	12,000	12,406
5.38%, 5/15/34	8,000	8,230
5.30%, 3/1/35, Series 2005-A	17,000	17,282
5.85%, 3/15/36, Series 06-A	20,000	21,086
6.20%, 6/15/36, Series 06-B	20,000	21,751
6.30%, 8/15/37, Series 2007-A	26,000	28,507
6.75%, 4/1/38, Series 08-B	29,000	32,899
5.50%, 12/1/39, Series 09-C	29,000	29,331
5.70%, 6/15/40	17,000	17,485
4.20%, 3/15/42, Series 12-A	20,000	17,113
3.95%, 3/1/43	34,000	28,156
4.45%, 3/15/44	42,000	36,542
4.50%, 12/1/45	110,000	95,732
3.85%, 6/15/46	27,000	21,261
3.88%, 6/15/47, Series 2017	24,000	18,743
4.65%, 12/1/48, Series E	29,000	25,447
4.13%, 5/15/49, Series A	34,000	27,335
3.95%, 4/1/50, Series 20B	154,000	122,578
3.20%, 12/1/51	29,000	19,556
6.15%, 11/15/52	34,000	36,395
5.90%, 11/15/53	44,000	45,754
Investments	Principal Amount	Value
5.70%, 5/15/54	$120,000	$121,760
4.63%, 12/1/54	37,000	32,016
4.30%, 12/1/56, Series C	24,000	19,345
4.00%, 11/15/57, Series C	17,000	12,941
4.50%, 5/15/58	34,000	28,269
3.70%, 11/15/59	29,000	20,605
3.00%, 12/1/60, Series C	167,000	101,193
3.60%, 6/15/61	37,000	25,933
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,948
4.75%, 12/1/25	25,000	24,999
5.00%, 2/2/26	30,000	29,986
3.70%, 12/6/26	35,000	34,525
3.50%, 5/9/27	30,000	29,362
4.35%, 5/9/27	35,000	34,835
3.60%, 2/15/28	45,000	43,724
4.65%, 11/15/28	30,000	29,951
4.80%, 1/15/29	25,000	25,068
3.15%, 8/1/29	55,000	51,374
2.88%, 5/1/30	45,000	40,927
2.25%, 8/1/31	70,000	59,420
4.75%, 5/9/32	50,000	49,039
4.90%, 5/1/33(b)	55,000	53,963
4.50%, 5/9/47	55,000	46,524
4.10%, 2/15/48	100,000	79,471
5.25%, 11/15/48	45,000	42,037
3.75%, 5/1/50	55,000	40,818
Constellation Energy Generation LLC
5.60%, 3/1/28	85,000	87,221
5.80%, 3/1/33	45,000	46,655
6.13%, 1/15/34	35,000	36,999
6.25%, 10/1/39	81,000	85,743
5.75%, 10/1/41	30,000	29,875
5.60%, 6/15/42	70,000	68,613
6.50%, 10/1/53	90,000	97,321
5.75%, 3/15/54	80,000	78,896
Constellation Insurance, Inc.
6.63%, 5/1/31(f)	27,000	27,020
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,224
3.80%, 11/15/28	20,000	19,557
4.90%, 2/15/29	35,000	35,481
4.60%, 5/30/29	39,000	39,102
3.60%, 8/15/32	7,000	6,483
4.63%, 5/15/33	15,000	14,749
3.95%, 5/15/43	23,000	19,337
3.25%, 8/15/46	24,000	17,948
3.95%, 7/15/47	19,000	15,513
4.05%, 5/15/48	30,000	24,851
4.35%, 4/15/49	30,000	25,863

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.75%, 2/15/50	$17,000	$13,319
3.10%, 8/15/50	30,000	20,997
3.50%, 8/1/51	31,000	23,219
2.65%, 8/15/52	17,000	10,752
4.20%, 9/1/52	24,000	20,000
2.50%, 5/1/60	80,000	45,059
Continental Resources, Inc.
2.27%, 11/15/26(f)	33,000	31,582
4.38%, 1/15/28	62,000	61,109
5.75%, 1/15/31(f)	65,000	66,042
2.88%, 4/1/32(f)	114,000	95,693
4.90%, 6/1/44	16,000	13,273
COPT Defense Properties LP
2.90%, 12/1/33	85,000	69,235
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	95,492
3.90%, 4/5/32	108,000	100,397
6.05%, 9/15/33	36,000	37,866
5.75%, 1/15/34	55,000	57,107
4.35%, 4/5/42	45,000	38,864
4.40%, 4/5/52(b)	115,000	95,710
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	62,779
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	48,000	48,123
Corebridge Global Funding
4.65%, 8/20/27(f)	40,000	40,117
5.90%, 9/19/28(f)	20,000	20,814
5.20%, 1/12/29(f)	25,000	25,455
5.20%, 6/24/29(f)	20,000	20,359
4.90%, 12/3/29(f)	24,000	24,114
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,732
8.25%, 4/15/29	20,000	21,230
CoreLogic, Inc.
4.50%, 5/1/28(f)	31,000	29,381
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(f)	13,000	10,074
Corning, Inc.
4.70%, 3/15/37	25,000	23,802
5.75%, 8/15/40	35,000	35,937
4.75%, 3/15/42	45,000	41,179
5.35%, 11/15/48	50,000	48,437
3.90%, 11/15/49	59,000	45,923
4.38%, 11/15/57	70,000	56,989
5.85%, 11/15/68	25,000	25,075
5.45%, 11/15/79	100,000	94,150
Investments	Principal Amount	Value
Costco Wholesale Corp.
3.00%, 5/18/27	$73,000	$71,240
1.38%, 6/20/27	91,000	85,381
1.60%, 4/20/30	36,000	31,383
1.75%, 4/20/32	21,000	17,513
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,298
4.38%, 3/15/29	26,000	25,559
5.60%, 3/15/34	36,000	36,448
Coty, Inc.
5.00%, 4/15/26(f)	10,000	9,982
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(f)	45,000	43,466
6.63%, 7/15/30(b)(f)	31,000	31,615
Cougar JV Subsidiary LLC
8.00%, 5/15/32(f)	28,000	29,682
Cousins Properties LP
5.88%, 10/1/34	45,000	45,916
Cox Communications, Inc.
3.35%, 9/15/26(f)	40,000	39,248
3.50%, 8/15/27(f)	40,000	38,905
5.45%, 9/15/28(f)	35,000	35,742
1.80%, 10/1/30(f)	30,000	25,183
2.60%, 6/15/31(f)	35,000	30,120
5.70%, 6/15/33(f)	35,000	35,305
5.45%, 9/1/34(f)	28,000	27,573
4.80%, 2/1/35(f)	25,000	23,229
8.38%, 3/1/39(f)	15,000	18,060
4.70%, 12/15/42(f)	15,000	12,375
4.50%, 6/30/43(f)	26,000	21,390
4.60%, 8/15/47(f)	53,000	42,545
2.95%, 10/1/50(f)	30,000	17,790
3.60%, 6/15/51(f)	30,000	20,376
5.80%, 12/15/53(f)	58,000	54,014
5.95%, 9/1/54(f)	28,000	26,590
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(f)	324,000	314,613
Crane NXT Co.
6.55%, 11/15/36	8,000	8,130
4.20%, 3/15/48	14,000	9,054
Crescent Energy Finance LLC
9.25%, 2/15/28(f)	41,000	42,952
7.63%, 4/1/32(f)	29,000	29,020
7.38%, 1/15/33(f)	39,000	38,261
Crocs, Inc.
4.25%, 3/15/29(f)	14,000	13,134
4.13%, 8/15/31(f)	14,000	12,502

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	$31,000	$28,660
Crown Americas LLC
5.25%, 4/1/30	51,000	50,276
Crown Castle, Inc.
4.45%, 2/15/26	55,000	54,892
3.70%, 6/15/26	45,000	44,470
1.05%, 7/15/26	60,000	57,082
4.00%, 3/1/27	30,000	29,661
2.90%, 3/15/27	45,000	43,496
3.65%, 9/1/27	60,000	58,494
5.00%, 1/11/28	60,000	60,522
3.80%, 2/15/28	60,000	58,536
4.80%, 9/1/28	35,000	35,033
4.30%, 2/15/29	35,000	34,340
5.60%, 6/1/29	55,000	56,563
4.90%, 9/1/29	38,000	38,063
3.10%, 11/15/29	39,000	36,030
3.30%, 7/1/30	55,000	50,777
2.25%, 1/15/31	80,000	68,803
2.10%, 4/1/31	71,000	60,214
2.50%, 7/15/31	55,000	47,337
5.10%, 5/1/33	55,000	54,696
5.80%, 3/1/34	55,000	57,081
5.20%, 9/1/34	58,000	57,582
2.90%, 4/1/41(b)	115,000	83,007
4.75%, 5/15/47	30,000	26,384
5.20%, 2/15/49	35,000	32,313
4.00%, 11/15/49	62,000	47,921
4.15%, 7/1/50	45,000	35,582
3.25%, 1/15/51	80,000	53,936
CSC Holdings LLC
5.38%, 2/1/28(f)	360,000	309,371
5.75%, 1/15/30(f)	200,000	115,313
5.00%, 11/15/31(f)	200,000	105,628
CSX Corp.
3.80%, 3/1/28	173,000	170,062
4.75%, 5/30/42	197,000	183,821
4.40%, 3/1/43	15,000	13,436
4.30%, 3/1/48	26,000	22,190
2.50%, 5/15/51	419,000	251,926
4.50%, 8/1/54	29,000	25,307
4.25%, 11/1/66	46,000	36,349
4.65%, 3/1/68	108,000	92,161
CubeSmart LP
2.25%, 12/15/28	111,000	101,694
3.00%, 2/15/30	25,000	22,926
2.50%, 2/15/32	38,000	32,348
Cummins, Inc.
0.75%, 9/1/25	37,000	36,326
4.90%, 2/20/29	37,000	37,558
Investments	Principal Amount	Value
1.50%, 9/1/30	$17,000	$14,488
5.15%, 2/20/34	15,000	15,308
4.88%, 10/1/43	22,000	20,980
2.60%, 9/1/50	81,000	49,995
5.45%, 2/20/54(b)	44,000	44,202
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(f)	32,000	32,345
CVR Energy, Inc.
5.75%, 2/15/28(f)	16,000	15,230
8.50%, 1/15/29(f)	47,000	46,347
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(f)	22,000	21,652
CVS Health Corp.
2.88%, 6/1/26	108,000	105,641
3.00%, 8/15/26	46,000	44,988
3.63%, 4/1/27	46,000	45,078
6.25%, 6/1/27	23,000	23,741
1.30%, 8/21/27	139,000	127,780
4.30%, 3/25/28	308,000	303,422
5.00%, 1/30/29	62,000	62,287
5.40%, 6/1/29	62,000	63,137
3.25%, 8/15/29	109,000	101,758
5.13%, 2/21/30(b)	105,000	105,453
3.75%, 4/1/30	105,000	99,082
1.75%, 8/21/30	87,000	73,542
5.25%, 1/30/31(b)	52,000	52,399
1.88%, 2/28/31	87,000	72,536
5.55%, 6/1/31	69,000	70,513
2.13%, 9/15/31	69,000	57,421
5.25%, 2/21/33(b)	122,000	120,974
5.30%, 6/1/33	87,000	86,415
5.70%, 6/1/34(b)	87,000	88,843
4.88%, 7/20/35	59,000	55,777
4.78%, 3/25/38	450,000	408,349
6.13%, 9/15/39	40,000	41,087
4.13%, 4/1/40	39,000	31,978
5.30%, 12/5/43	68,000	62,198
6.00%, 6/1/44	68,000	67,473
5.13%, 7/20/45	324,000	286,563
5.05%, 3/25/48	740,000	642,345
5.63%, 2/21/53	116,000	107,949
5.88%, 6/1/53	116,000	111,775
6.05%, 6/1/54	91,000	90,010
6.00%, 6/1/63	70,000	67,334
Dana Financing Luxembourg SARL
5.75%, 4/15/25(f)	10,000	10,009
Dana, Inc.
5.38%, 11/15/27	15,000	14,986
5.63%, 6/15/28	20,000	19,948
4.25%, 9/1/30	17,000	16,080
4.50%, 2/15/32(b)	14,000	13,065
See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Danaher Corp.
4.38%, 9/15/45	$33,000	$29,145
2.60%, 10/1/50	65,000	40,319
2.80%, 12/10/51	67,000	42,806
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	29,498
6.30%, 10/10/33	36,000	38,352
4.55%, 2/15/48	30,000	25,213
Darling Ingredients, Inc.
5.25%, 4/15/27(f)	20,000	19,923
6.00%, 6/15/30(f)	41,000	41,146
DaVita, Inc.
3.75%, 2/15/31(f)	62,000	54,436
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,629
5.13%, 5/15/29	43,000	43,367
8.13%, 8/16/30	21,000	24,128
3.25%, 2/15/32	29,000	25,367
6.45%, 11/3/36(f)	12,000	12,637
6.75%, 9/15/37(f)	19,000	20,613
5.60%, 4/1/44	36,000	34,266
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(f)	74,000	73,323
Deere & Co.
3.10%, 4/15/30	14,000	13,121
2.88%, 9/7/49	77,000	52,312
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(f)	16,000	16,237
8.63%, 3/15/29(f)	35,000	36,729
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	607,699
8.35%, 7/15/46	320,000	415,157
Dell, Inc.
6.50%, 4/15/38	85,000	91,297
Delmarva Power & Light Co.
4.15%, 5/15/45	24,000	20,084
Delta Air Lines, Inc.
3.75%, 10/28/29	270,000	254,455
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	53,000	47,611
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,173
5.25%, 10/15/27	25,000	25,053
5.88%, 6/15/28	20,000	20,067
4.50%, 1/15/30	40,000	39,189
7.88%, 9/30/31	50,000	57,322
7.95%, 4/15/32(b)	25,000	28,725
5.20%, 9/15/34	113,000	109,880
5.60%, 7/15/41	113,000	107,393
Investments	Principal Amount	Value
4.75%, 5/15/42	$68,000	$58,041
5.00%, 6/15/45	91,000	78,734
5.75%, 9/15/54	86,000	80,844
DH Europe Finance II SARL
2.60%, 11/15/29	17,000	15,609
3.25%, 11/15/39	59,000	47,257
3.40%, 11/15/49	59,000	43,210
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	48,930
5.20%, 4/18/27	52,000	52,699
3.50%, 12/1/29	75,000	70,928
5.15%, 1/30/30	61,000	61,953
3.13%, 3/24/31	57,000	51,632
6.25%, 3/15/33	80,000	84,761
5.40%, 4/18/34	93,000	93,635
4.40%, 3/24/51	70,000	56,166
4.25%, 3/15/52	70,000	54,661
6.25%, 3/15/53	60,000	61,682
5.75%, 4/18/54	139,000	134,593
5.90%, 4/18/64	93,000	89,906
Dick’s Sporting Goods, Inc.
3.15%, 1/15/32	54,000	48,080
4.10%, 1/15/52	68,000	50,749
Digital Realty Trust LP
3.70%, 8/15/27	134,000	131,193
3.60%, 7/1/29	91,000	87,157
Dignity Health
4.50%, 11/1/42	20,000	17,643
5.27%, 11/1/64	46,000	43,077
Directv Financing LLC
8.88%, 2/1/30(f)	31,000	30,283
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(f)	153,000	150,671
Discover Bank
4.65%, 9/13/28	250,000	248,766
Discover Financial Services
4.50%, 1/30/26	37,000	36,942
4.10%, 2/9/27	36,000	35,571
6.70%, 11/29/32	3,000	3,254
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	82,330
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,232,659
3.63%, 5/15/30	225,000	204,341
5.00%, 9/20/37	49,000	42,193
6.35%, 6/1/40	60,000	57,482
5.20%, 9/20/47	59,000	48,661
4.00%, 9/15/55	126,000	82,932

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
DISH DBS Corp.
5.75%, 12/1/28(f)	$673,000	$597,002
Diversified Healthcare Trust
4.36%, 1/15/26(c)(f)	39,000	37,280
4.75%, 2/15/28	20,000	17,852
4.38%, 3/1/31	20,000	15,889
Doctors Co. An Interinsurance Exchange
4.50%, 1/18/32(f)	20,000	17,564
Dollar General Corp.
4.15%, 11/1/25	30,000	29,853
3.88%, 4/15/27	35,000	34,442
4.63%, 11/1/27(b)	35,000	35,009
4.13%, 5/1/28	30,000	29,504
5.20%, 7/5/28	30,000	30,462
3.50%, 4/3/30	70,000	65,305
5.00%, 11/1/32(b)	50,000	49,066
5.45%, 7/5/33(b)	70,000	70,637
4.13%, 4/3/50	65,000	49,462
5.50%, 11/1/52	45,000	41,736
Dollar Tree, Inc.
4.20%, 5/15/28	77,000	75,783
2.65%, 12/1/31(b)	57,000	49,189
3.38%, 12/1/51	36,000	23,634
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	155,735
5.10%, 6/1/65	49,000	44,184
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	395,625
2.25%, 8/15/31, Series C	60,000	50,859
5.38%, 11/15/32	60,000	61,066
3.30%, 4/15/41, Series B	309,000	233,653
4.90%, 8/1/41, Series C	46,000	41,992
4.85%, 8/15/52, Series B	110,000	96,652
Domtar Corp.
6.75%, 10/1/28(f)	26,000	24,142
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29(f)	27,000	21,465
Dover Corp.
3.15%, 11/15/25(b)	25,000	24,744
2.95%, 11/4/29	21,000	19,521
5.38%, 10/15/35	27,000	28,035
5.38%, 3/1/41	61,000	60,676
Dow Chemical Co.
2.10%, 11/15/30	199,000	172,315
4.25%, 10/1/34	365,000	336,275
4.38%, 11/15/42	280,000	235,656
3.60%, 11/15/50	309,000	217,702
DPL, Inc.
4.35%, 4/15/29	16,000	15,158
Investments	Principal Amount	Value
DR Horton, Inc.
2.60%, 10/15/25	$31,000	$30,611
1.30%, 10/15/26	37,000	35,152
1.40%, 10/15/27	31,000	28,630
5.00%, 10/15/34(b)	63,000	62,273
Dresdner Funding Trust I
8.15%, 6/30/31(f)	188,000	206,590
DT Midstream, Inc.
4.13%, 6/15/29(f)	65,000	61,695
4.38%, 6/15/31(f)	41,000	38,125
4.30%, 4/15/32(f)	25,000	23,347
DTE Electric Co.
4.85%, 12/1/26	35,000	35,354
1.90%, 4/1/28, Series A	40,000	37,103
2.25%, 3/1/30	12,000	10,737
2.63%, 3/1/31, Series C	12,000	10,721
3.00%, 3/1/32, Series A(b)	10,000	8,981
5.20%, 4/1/33	12,000	12,193
4.00%, 4/1/43, Series A	18,000	15,185
4.30%, 7/1/44	17,000	14,785
3.70%, 3/15/45	24,000	19,024
3.70%, 6/1/46	15,000	11,862
3.75%, 8/15/47	22,000	17,261
4.05%, 5/15/48, Series A	25,000	20,736
3.95%, 3/1/49	32,000	25,874
2.95%, 3/1/50	57,000	38,360
3.25%, 4/1/51, Series B	20,000	14,158
3.65%, 3/1/52, Series B	20,000	15,165
5.40%, 4/1/53	25,000	25,075
DTE Energy Co.
2.85%, 10/1/26	53,000	51,656
4.88%, 6/1/28	50,000	50,363
5.10%, 3/1/29	75,000	75,857
3.40%, 6/15/29, Series C	35,000	33,185
2.95%, 3/1/30(b)	22,000	20,155
5.85%, 6/1/34	79,000	82,291
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	53,950
3.20%, 8/15/49	49,000	33,771
3.45%, 4/15/51	809,000	584,387
3.55%, 3/15/52	42,000	30,571
Duke Energy Corp.
2.45%, 6/1/30	225,000	200,071
4.50%, 8/15/32	100,000	96,707
4.80%, 12/15/45	22,000	19,515
3.75%, 9/1/46	249,000	188,520
3.50%, 6/15/51	68,000	47,416
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,179,691
6.40%, 6/15/38	141,000	156,168
3.40%, 10/1/46	29,000	21,374

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.00%, 12/15/51	$162,000	$105,963
6.20%, 11/15/53	34,000	36,701
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	22,759
2.75%, 4/1/50	36,000	22,786
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	259,492
2.50%, 8/15/50	63,000	37,682
2.90%, 8/15/51	29,000	18,722
Duke University
2.68%, 10/1/44, Series 2020	8,000	5,910
2.76%, 10/1/50, Series 2020	6,000	4,016
2.83%, 10/1/55, Series 2020	217,000	141,783
DuPont de Nemours, Inc.
5.42%, 11/15/48	354,000	366,238
Duquesne Light Holdings, Inc.
2.53%, 10/1/30(f)	17,000	15,036
Eagle Materials, Inc.
2.50%, 7/1/31	53,000	46,233
East Ohio Gas Co.
2.00%, 6/15/30(f)	20,000	17,484
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	259,000	241,039
Eastman Chemical Co.
4.50%, 12/1/28	30,000	29,859
5.75%, 3/8/33(b)	35,000	36,312
5.63%, 2/20/34	55,000	56,154
4.80%, 9/1/42	45,000	40,654
4.65%, 10/15/44	80,000	69,795
Eaton Corp.
3.10%, 9/15/27	50,000	48,541
4.35%, 5/18/28	35,000	34,954
4.00%, 11/2/32	15,000	14,241
4.15%, 3/15/33	25,000	23,919
4.15%, 11/2/42	44,000	38,273
3.92%, 9/15/47	15,000	12,236
4.70%, 8/23/52	62,000	56,439
eBay, Inc.
2.70%, 3/11/30	344,000	313,001
4.00%, 7/15/42	121,000	99,252
EchoStar Corp.
10.75%, 11/30/29	216,000	231,390
6.75%, 11/30/30, PIK	92,000	86,382
Ecolab, Inc.
2.70%, 11/1/26	41,000	39,958
1.65%, 2/1/27	27,000	25,720
3.25%, 12/1/27	27,000	26,287
5.25%, 1/15/28	27,000	27,767
4.80%, 3/24/30	14,000	14,196
1.30%, 1/30/31	12,000	9,989
Investments	Principal Amount	Value
2.13%, 2/1/32	$13,000	$11,046
5.50%, 12/8/41	25,000	25,673
3.95%, 12/1/47	32,000	26,426
2.13%, 8/15/50	33,000	18,532
2.70%, 12/15/51	56,000	35,325
2.75%, 8/18/55	45,000	27,800
Edgewell Personal Care Co.
5.50%, 6/1/28(f)	31,000	30,640
4.13%, 4/1/29(f)	35,000	32,637
El Paso Electric Co.
5.00%, 12/1/44	58,000	51,733
Elanco Animal Health, Inc.
6.65%, 8/28/28	40,000	40,933
Elastic NV
4.13%, 7/15/29(f)	31,000	29,327
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	25,032
1.85%, 2/15/31	54,000	45,945
2.95%, 2/15/51	89,000	57,675
Element Solutions, Inc.
3.88%, 9/1/28(f)	33,000	31,408
Elevance Health, Inc.
3.65%, 12/1/27	99,000	96,937
4.10%, 3/1/28	77,000	76,057
2.25%, 5/15/30	79,000	70,089
2.55%, 3/15/31	72,000	63,426
4.95%, 11/1/31	54,000	54,081
4.10%, 5/15/32	43,000	40,695
5.50%, 10/15/32	47,000	48,491
4.75%, 2/15/33	72,000	70,580
5.38%, 6/15/34	72,000	72,993
5.95%, 12/15/34(b)	30,000	31,660
5.20%, 2/15/35	105,000	105,104
5.85%, 1/15/36	35,000	36,358
6.38%, 6/15/37	139,000	150,466
4.63%, 5/15/42	56,000	49,898
4.65%, 1/15/43	16,000	14,245
5.10%, 1/15/44	625,000	586,244
3.13%, 5/15/50	24,000	15,883
3.60%, 3/15/51	24,000	17,262
4.55%, 5/15/52	545,000	457,283
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,456
5.50%, 3/15/27	25,000	25,668
3.10%, 5/15/27	30,000	29,325
4.50%, 2/9/29	75,000	75,538
3.38%, 3/15/29	70,000	67,609
4.70%, 2/27/33	20,000	20,052
4.70%, 2/9/34	30,000	29,739
4.60%, 8/14/34	25,000	24,675

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.55%, 3/15/37	$20,000	$21,246
3.70%, 3/1/45	15,000	12,262
3.95%, 5/15/47(b)	301,000	252,785
3.95%, 3/15/49	47,000	38,527
2.25%, 5/15/50	127,000	74,599
4.88%, 2/27/53	61,000	57,346
5.00%, 2/9/54	73,000	69,952
5.05%, 8/14/54	57,000	54,959
4.15%, 3/15/59	69,000	56,673
2.50%, 9/15/60	44,000	24,811
4.95%, 2/27/63	49,000	45,770
5.10%, 2/9/64	73,000	69,680
Embarq LLC
8.00%, 6/1/36	59,000	28,846
Embecta Corp.
5.00%, 2/15/30(f)	20,000	18,439
6.75%, 2/15/30(f)	10,000	9,573
Emerson Electric Co.
2.00%, 12/21/28	69,000	63,238
1.95%, 10/15/30	265,000	231,566
2.80%, 12/21/51	25,000	16,107
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30(f)	112,000	113,660
6.75%, 7/15/31(f)	20,000	20,446
Enact Holdings, Inc.
6.25%, 5/28/29	43,000	44,282
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	42,804
5.50%, 9/15/40	50,000	49,088
7.38%, 10/15/45	55,000	63,825
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/28(f)	304,000	311,722
Encompass Health Corp.
5.75%, 9/15/25	4,000	4,003
4.50%, 2/1/28	33,000	32,255
4.75%, 2/1/30(b)	47,000	45,570
4.63%, 4/1/31	16,000	15,069
Endo Finance Holdings, Inc.
8.50%, 4/15/31(b)(f)	41,000	44,005
Energizer Holdings, Inc.
4.38%, 3/31/29(f)	60,000	56,259
Energy Transfer LP
5.95%, 12/1/25	25,000	25,121
3.90%, 7/15/26	35,000	34,656
4.20%, 4/15/27	35,000	34,713
4.00%, 10/1/27	45,000	44,301
3.75%, 5/15/30	83,000	78,596
5.75%, 2/15/33(b)	925,000	952,656
6.50%, 2/1/42	872,000	920,628
4.95%, 1/15/43	30,000	26,617
Investments	Principal Amount	Value
5.15%, 2/1/43	$88,000	$79,839
5.30%, 4/1/44	65,000	59,927
5.35%, 5/15/45	70,000	64,657
6.13%, 12/15/45	583,000	589,116
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	35,060
EnerSys
4.38%, 12/15/27(f)	12,000	11,649
6.63%, 1/15/32(f)	12,000	12,388
EnLink Midstream LLC
5.63%, 1/15/28(f)	20,000	20,386
5.38%, 6/1/29	35,000	35,550
6.50%, 9/1/30(f)	41,000	43,625
5.65%, 9/1/34	43,000	43,528
EnLink Midstream Partners LP
4.85%, 7/15/26	30,000	30,013
5.60%, 4/1/44	30,000	28,466
5.05%, 4/1/45	81,000	71,895
5.45%, 6/1/47	45,000	41,958
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	21,000	20,903
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	30,000	29,265
Enstar Group Ltd.
4.95%, 6/1/29	36,000	35,879
3.10%, 9/1/31	36,000	31,311
Entegris, Inc.
4.75%, 4/15/29(f)	127,000	122,753
Entergy Arkansas LLC
3.50%, 4/1/26	33,000	32,720
4.00%, 6/1/28	19,000	18,722
5.15%, 1/15/33	9,000	9,134
5.30%, 9/15/33	6,000	6,155
5.45%, 6/1/34	8,000	8,232
4.20%, 4/1/49	36,000	29,446
2.65%, 6/15/51	44,000	26,719
3.35%, 6/15/52	30,000	20,930
5.75%, 6/1/54	26,000	26,538
Entergy Corp.
2.95%, 9/1/26	47,000	45,920
1.90%, 6/15/28	40,000	36,682
2.80%, 6/15/30	42,000	38,062
2.40%, 6/15/31	46,000	39,711
3.75%, 6/15/50	54,000	39,513
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	84,000	86,014
See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Entergy Louisiana LLC
2.40%, 10/1/26	$22,000	$21,324
3.12%, 9/1/27	25,000	24,231
3.25%, 4/1/28	23,000	22,150
1.60%, 12/15/30	6,000	5,054
3.05%, 6/1/31	7,000	6,373
2.35%, 6/15/32	10,000	8,495
4.00%, 3/15/33	15,000	14,029
5.35%, 3/15/34	10,000	10,194
5.15%, 9/15/34	46,000	46,031
3.10%, 6/15/41	33,000	24,530
4.95%, 1/15/45	29,000	26,451
4.20%, 9/1/48	59,000	48,102
4.20%, 4/1/50	66,000	53,613
2.90%, 3/15/51	42,000	26,776
4.75%, 9/15/52	33,000	29,409
5.70%, 3/15/54	46,000	46,566
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	19,948
5.00%, 9/1/33	6,000	5,992
3.85%, 6/1/49	28,000	21,672
3.50%, 6/1/51	24,000	17,305
5.85%, 6/1/54	20,000	20,589
Entergy Texas, Inc.
4.00%, 3/30/29(b)	16,000	15,741
1.75%, 3/15/31	12,000	10,169
4.50%, 3/30/39	26,000	23,886
3.55%, 9/30/49	31,000	22,524
5.00%, 9/15/52	21,000	19,200
5.80%, 9/1/53	23,000	23,586
5.55%, 9/15/54	23,000	22,712
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	410,097
6.88%, 3/1/33, Series D	105,000	118,007
4.95%, 2/15/35	72,000	71,492
4.85%, 3/15/44	454,000	418,294
4.90%, 5/15/46	64,000	58,651
4.25%, 2/15/48	126,000	104,238
4.80%, 2/1/49	82,000	73,418
4.20%, 1/31/50	30,000	24,464
3.70%, 1/31/51	49,000	36,454
3.20%, 2/15/52	49,000	33,130
3.30%, 2/15/53	87,000	59,481
3.95%, 1/31/60	104,000	77,592
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	128,125
EOG Resources, Inc.
4.38%, 4/15/30	100,000	98,966
3.90%, 4/1/35	27,000	24,532
4.95%, 4/15/50	14,000	12,876
Investments	Principal Amount	Value
EQM Midstream Partners LP
4.50%, 1/15/29(f)	$30,000	$29,246
6.38%, 4/1/29(f)	24,000	24,643
7.50%, 6/1/30(f)	20,000	21,757
4.75%, 1/15/31(f)	44,000	42,547
EQT Corp.
7.00%, 2/1/30	239,000	258,219
Equifax, Inc.
5.10%, 12/15/27	46,000	46,570
5.10%, 6/1/28	65,000	65,929
2.35%, 9/15/31	100,000	85,675
Equinix Europe 2 Financing Corp. LLC
5.50%, 6/15/34	70,000	71,747
Equinix, Inc.
1.45%, 5/15/26	43,000	41,463
2.90%, 11/18/26	37,000	35,999
1.80%, 7/15/27	31,000	29,087
1.55%, 3/15/28	40,000	36,565
3.20%, 11/18/29	236,000	220,332
2.50%, 5/15/31	201,000	175,272
3.90%, 4/15/32	17,000	15,930
3.00%, 7/15/50	10,000	6,507
2.95%, 9/15/51	45,000	28,737
3.40%, 2/15/52	45,000	31,437
EquipmentShare.com, Inc.
9.00%, 5/15/28(f)	43,000	45,295
8.63%, 5/15/32(f)	25,000	26,515
Equitable Financial Life Global Funding
1.40%, 8/27/27(f)	20,000	18,530
4.88%, 11/19/27(f)	20,000	20,110
5.45%, 3/3/28(f)	12,000	12,268
1.80%, 3/8/28(f)	30,000	27,603
1.75%, 11/15/30(f)	12,000	10,148
Equitable Holdings, Inc.
4.35%, 4/20/28	86,000	85,048
5.59%, 1/11/33	36,000	37,081
5.00%, 4/20/48	171,000	157,597
ERAC USA Finance LLC
3.80%, 11/1/25(f)	35,000	34,835
3.30%, 12/1/26(f)	25,000	24,506
4.60%, 5/1/28(f)	40,000	40,077
5.00%, 2/15/29(f)	30,000	30,424
4.90%, 5/1/33(f)	40,000	39,771
6.70%, 6/1/34(f)	20,000	22,511
5.20%, 10/30/34(f)	30,000	30,356
7.00%, 10/15/37(f)	50,000	57,590
5.63%, 3/15/42(f)	25,000	25,575
4.50%, 2/15/45(f)	30,000	26,499
4.20%, 11/1/46(f)	25,000	20,992
5.40%, 5/1/53(f)	40,000	39,628

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
ERP Operating LP
3.00%, 7/1/29	$150,000	$140,295
4.50%, 7/1/44	60,000	53,386
Esab Corp.
6.25%, 4/15/29(f)	29,000	29,521
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	140,407
3.35%, 4/15/50	100,000	68,750
5.30%, 5/1/52	46,000	43,175
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,624
3.63%, 5/1/27	20,000	19,613
1.70%, 3/1/28	30,000	27,524
4.00%, 3/1/29	30,000	29,226
3.00%, 1/15/30	40,000	36,808
1.65%, 1/15/31	20,000	16,748
2.55%, 6/15/31	20,000	17,466
2.65%, 3/15/32	46,000	39,740
5.50%, 4/1/34	30,000	30,563
4.50%, 3/15/48(b)	25,000	21,436
2.65%, 9/1/50	25,000	15,046
Estee Lauder Cos., Inc.
3.15%, 3/15/27	35,000	34,177
4.38%, 5/15/28	50,000	49,843
2.38%, 12/1/29	15,000	13,553
2.60%, 4/15/30	15,000	13,549
1.95%, 3/15/31	10,000	8,499
4.65%, 5/15/33	15,000	14,617
5.00%, 2/14/34(b)	15,000	14,969
6.00%, 5/15/37	15,000	15,889
4.38%, 6/15/45	20,000	16,817
4.15%, 3/15/47	20,000	16,180
3.13%, 12/1/49	55,000	36,427
5.15%, 5/15/53	25,000	24,212
EUSHI Finance, Inc.
7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	20,000	20,942
EverBank Financial Corp.
5.75%, 7/2/25	5,000	4,983
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	31,419
3.50%, 10/15/50	90,000	62,943
3.13%, 10/15/52	90,000	57,131
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	24,423
3.10%, 4/1/27	20,000	19,488
5.90%, 11/15/33	5,000	5,278
4.13%, 3/1/42	24,000	20,411
4.10%, 4/1/43	20,000	16,785
4.25%, 12/1/45	13,000	10,923
Investments	Principal Amount	Value
3.25%, 9/1/49	$46,000	$31,783
3.45%, 4/15/50	118,000	84,378
5.70%, 3/15/53	20,000	20,379
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	8,863
4.95%, 4/15/33	5,000	4,975
5.40%, 4/1/34	6,000	6,128
5.30%, 10/1/41	20,000	19,599
4.20%, 6/15/47	15,000	12,334
4.20%, 3/15/48	15,000	12,293
4.13%, 4/1/49, Series 2019	20,000	16,114
Evergy Missouri West, Inc.
5.15%, 12/15/27(f)	10,000	10,138
5.65%, 6/1/34(f)	12,000	12,388
Evergy, Inc.
2.90%, 9/15/29	55,000	50,761
Eversource Energy
5.45%, 3/1/28	79,000	80,614
4.25%, 4/1/29, Series O	218,000	213,066
3.45%, 1/15/50	85,000	60,146
Exelon Corp.
3.40%, 4/15/26	47,000	46,437
2.75%, 3/15/27	40,000	38,560
5.15%, 3/15/28	62,000	62,874
5.15%, 3/15/29	41,000	41,639
3.35%, 3/15/32	45,000	40,579
5.30%, 3/15/33	59,000	60,013
5.45%, 3/15/34	45,000	45,873
4.95%, 6/15/35	30,000	28,939
5.63%, 6/15/35	45,000	45,988
5.10%, 6/15/45	67,000	61,851
4.45%, 4/15/46	68,000	57,218
4.70%, 4/15/50	68,000	58,205
4.10%, 3/15/52	63,000	49,193
5.60%, 3/15/53	95,000	92,859
Expedia Group, Inc.
3.25%, 2/15/30	225,000	210,108
Extra Space Storage LP
2.40%, 10/15/31	422,000	360,625
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	168,647
2.61%, 10/15/30	119,000	107,894
3.45%, 4/15/51	198,000	144,137
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,475
6.50%, 6/4/29	31,000	31,955
6.25%, 10/4/34	35,000	34,967
F&G Global Funding
1.75%, 6/30/26(f)	31,000	29,831
2.30%, 4/11/27(f)	16,000	15,193

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.88%, 6/10/27(f)	$24,000	$24,497
2.00%, 9/20/28(f)	16,000	14,377
FactSet Research Systems, Inc.
2.90%, 3/1/27	30,000	29,033
3.45%, 3/1/32	40,000	35,931
Fair Isaac Corp.
5.25%, 5/15/26(f)	16,000	16,023
4.00%, 6/15/28(f)	65,000	62,291
Farmers Exchange Capital II
6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; 3-month Secured Overnight Financing Rate + 4.006% thereafter)(a)(f)	20,000	19,405
Farmers Exchange Capital III
5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; Secured Overnight Financing Rate + 3.454% thereafter)(a)(f)	20,000	18,372
Farmers Insurance Exchange
4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(f)	60,000	49,333
Federal Realty OP LP
3.50%, 6/1/30	85,000	79,787
FedEx Corp.
4.25%, 5/15/30(f)	170,000	165,980
2.40%, 5/15/31(f)	56,000	48,602
4.90%, 1/15/34(f)	210,000	207,866
3.25%, 5/15/41(f)	200,000	146,879
5.10%, 1/15/44(f)	240,000	219,788
4.05%, 2/15/48(f)	196,000	152,998
5.25%, 5/15/50(f)	160,000	148,631
Ferguson Finance PLC
4.50%, 10/24/28(f)	200,000	198,130
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(f)	27,000	26,934
5.88%, 4/1/29(f)	34,000	31,800
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(f)	41,000	38,805
6.75%, 1/15/30(f)	51,000	47,518
Fidelity National Financial, Inc.
4.50%, 8/15/28	28,000	27,736
3.40%, 6/15/30	46,000	42,430
2.45%, 3/15/31	317,000	273,916
3.20%, 9/17/51	41,000	25,985
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	74,415
1.65%, 3/1/28	46,000	42,202
3.75%, 5/21/29	33,000	31,784
2.25%, 3/1/31	351,000	304,236
5.10%, 7/15/32	54,000	54,362
3.10%, 3/1/41	68,000	50,467
4.50%, 8/15/46	29,000	24,650
Investments	Principal Amount	Value
Fiesta Purchaser, Inc.
7.88%, 3/1/31(f)	$20,000	$20,703
Fifth Third Bancorp
8.25%, 3/1/38	290,000	355,849
First American Financial Corp.
4.00%, 5/15/30	83,000	78,819
2.40%, 8/15/31	49,000	41,320
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(b)(f)	33,000	30,918
FirstCash, Inc.
4.63%, 9/1/28(f)	20,000	19,323
5.63%, 1/1/30(f)	23,000	22,588
6.88%, 3/1/32(f)	20,000	20,432
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	17,511
2.65%, 3/1/30	43,000	38,804
2.25%, 9/1/30, Series B	32,000	27,950
4.85%, 7/15/47, Series C	66,000	57,800
3.40%, 3/1/50, Series C	79,000	54,522
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(f)	12,000	12,048
3.25%, 3/15/28(f)	12,000	11,553
5.20%, 4/1/28(f)	17,000	17,241
4.30%, 1/15/29(f)	20,000	19,711
3.60%, 6/1/29(f)	12,000	11,494
FirstEnergy Transmission LLC
2.87%, 9/15/28(f)	20,000	18,804
5.45%, 7/15/44(f)	16,000	15,749
4.55%, 4/1/49(f)	20,000	17,421
Fiserv, Inc.
2.25%, 6/1/27	412,000	392,559
2.65%, 6/1/30	576,000	518,076
5.45%, 3/15/34	95,000	96,773
4.40%, 7/1/49	194,000	163,016
Five Corners Funding Trust II
2.85%, 5/15/30(f)	265,000	241,294
Flex Intermediate Holdco LLC
3.36%, 6/30/31(f)	33,000	28,944
4.32%, 12/30/39(f)	18,000	14,222
Flex Ltd.
3.75%, 2/1/26	39,000	38,652
6.00%, 1/15/28	23,000	23,700
4.88%, 6/15/29	37,000	36,874
4.88%, 5/12/30	46,000	45,662
5.25%, 1/15/32	36,000	35,987
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(f)	20,000	17,824
2.30%, 10/1/31(f)	31,000	26,170

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Florida Power & Light Co.
5.05%, 4/1/28	$4,000	$4,080
3.15%, 10/1/49	226,000	156,909
2.88%, 12/4/51	80,000	51,928
Flowserve Corp.
3.50%, 10/1/30	35,000	32,489
2.80%, 1/15/32	35,000	30,276
Fluor Corp.
4.25%, 9/15/28	25,000	23,913
FMC Corp.
5.15%, 5/18/26	31,000	31,041
3.20%, 10/1/26	31,000	30,200
3.45%, 10/1/29	36,000	33,168
5.65%, 5/18/33	36,000	35,768
4.50%, 10/1/49	45,000	34,563
6.38%, 5/18/53	45,000	44,279
FMR LLC
7.57%, 6/15/29(f)	153,000	169,897
Focus Financial Partners LLC
6.75%, 9/15/31(f)	40,000	40,361
Ford Motor Co.
4.35%, 12/8/26	368,000	361,654
6.63%, 10/1/28	28,000	29,301
9.63%, 4/22/30	114,000	131,171
7.45%, 7/16/31	76,000	81,951
3.25%, 2/12/32	179,000	149,338
6.10%, 8/19/32(b)	125,000	123,716
4.75%, 1/15/43	519,000	404,554
7.40%, 11/1/46	35,000	36,953
5.29%, 12/8/46	128,000	105,711
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	578,798
4.13%, 8/17/27	500,000	483,642
Fortive Corp.
3.15%, 6/15/26	55,000	54,064
4.30%, 6/15/46	51,000	42,769
Fortrea Holdings, Inc.
7.50%, 7/1/30(b)(f)	28,000	28,239
Fortress Intermediate 3, Inc.
7.50%, 6/1/31(f)	31,000	32,138
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(f)	41,000	40,483
7.88%, 12/1/30(f)	20,000	21,057
7.00%, 5/1/31(f)	123,000	126,171
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	50,000	46,786
4.00%, 3/25/32	32,000	29,994
5.88%, 6/1/33(b)	43,000	44,858
4.50%, 3/25/52	69,000	56,097
Investments	Principal Amount	Value
Foundry JV Holdco LLC
5.88%, 1/25/34(b)(f)	$200,000	$204,887
Fox Corp.
4.71%, 1/25/29	171,000	170,626
6.50%, 10/13/33	16,000	17,193
5.58%, 1/25/49	275,000	262,952
Franklin Resources, Inc.
1.60%, 10/30/30(b)	36,000	30,431
Fred Hutchinson Cancer Center
4.97%, 1/1/52, Series 2022	20,000	19,029
Freedom Mortgage Corp.
7.63%, 5/1/26(f)	21,000	21,084
6.63%, 1/15/27(f)	22,000	21,985
12.00%, 10/1/28(f)	53,000	57,647
12.25%, 10/1/30(f)	20,000	22,414
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(f)	32,000	33,420
9.13%, 5/15/31(f)	17,000	17,678
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,053
4.13%, 3/1/28	30,000	29,469
4.38%, 8/1/28	25,000	24,622
5.25%, 9/1/29(b)	35,000	35,257
4.25%, 3/1/30	30,000	28,950
4.63%, 8/1/30	40,000	39,258
5.40%, 11/14/34(b)	65,000	65,680
5.45%, 3/15/43	155,000	148,500
Frontier Communications Holdings LLC
5.88%, 10/15/27(f)	46,000	46,062
5.00%, 5/1/28(f)	62,000	61,428
6.75%, 5/1/29(f)	40,000	40,540
5.88%, 11/1/29	30,000	30,062
6.00%, 1/15/30(f)	40,000	40,184
8.75%, 5/15/30(f)	48,000	50,809
8.63%, 3/15/31(f)	30,000	32,093
Frontier Florida LLC
6.86%, 2/1/28, Series E	12,000	12,361
Frontier North, Inc.
6.73%, 2/15/28, Series G	8,000	8,191
FS KKR Capital Corp.
3.40%, 1/15/26	61,000	60,130
2.63%, 1/15/27	24,000	22,935
3.25%, 7/15/27	30,000	28,705
3.13%, 10/12/28	46,000	42,197
7.88%, 1/15/29	24,000	25,729
GA Global Funding Trust
1.63%, 1/15/26(f)	27,000	26,289
5.50%, 1/8/29(f)	150,000	153,217
See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Gap, Inc.
3.63%, 10/1/29(f)	$31,000	$28,434
3.88%, 10/1/31(f)	32,000	28,226
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 5/31/32(f)	33,000	33,639
Gartner, Inc.
4.50%, 7/1/28(f)	33,000	32,335
3.63%, 6/15/29(f)	25,000	23,554
3.75%, 10/1/30(f)	33,000	30,657
GATX Corp.
3.25%, 9/15/26	70,000	68,631
5.40%, 3/15/27	20,000	20,268
3.85%, 3/30/27	20,000	19,688
3.50%, 3/15/28	20,000	19,337
4.55%, 11/7/28	20,000	19,956
4.70%, 4/1/29	35,000	34,859
4.00%, 6/30/30	35,000	33,673
1.90%, 6/1/31	29,000	24,283
3.50%, 6/1/32	30,000	27,138
4.90%, 3/15/33	30,000	29,657
5.45%, 9/15/33	30,000	30,609
6.05%, 3/15/34	20,000	21,203
6.90%, 5/1/34	35,000	39,156
5.20%, 3/15/44	25,000	23,713
3.10%, 6/1/51	158,000	102,650
6.05%, 6/5/54	31,000	31,870
GCI LLC
4.75%, 10/15/28(f)	128,000	121,368
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	505,000	481,429
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	166,229
5.91%, 11/22/32	339,000	358,852
Gen Digital, Inc.
6.75%, 9/30/27(f)	37,000	37,710
7.13%, 9/30/30(b)(f)	57,000	58,809
General Dynamics Corp.
2.63%, 11/15/27	32,000	30,620
3.75%, 5/15/28	64,000	62,787
4.25%, 4/1/40	174,000	156,004
3.60%, 11/15/42	11,000	8,969
General Electric Co.
5.88%, 1/14/38	25,000	26,687
General Mills, Inc.
4.70%, 1/30/27	31,000	31,117
3.20%, 2/10/27	46,000	44,928
4.20%, 4/17/28	86,000	85,156
5.50%, 10/17/28	31,000	31,946
2.88%, 4/15/30	54,000	49,418
Investments	Principal Amount	Value
4.70%, 4/17/48	$40,000	$35,572
3.00%, 2/1/51(b)	196,000	129,264
General Motors Co.
6.60%, 4/1/36	309,000	327,909
5.40%, 4/1/48	69,000	61,248
5.95%, 4/1/49	9,000	8,584
General Motors Financial Co., Inc.
4.35%, 1/17/27	419,000	415,351
3.60%, 6/21/30	2,790,000	2,577,915
Genesee & Wyoming, Inc.
6.25%, 4/15/32(f)	29,000	29,304
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	14,000	14,273
7.75%, 2/1/28	28,000	28,329
8.25%, 1/15/29	25,000	25,809
8.88%, 4/15/30	2,000	2,082
7.88%, 5/15/32	34,000	34,242
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,489
1.88%, 11/1/30	36,000	30,584
2.75%, 2/1/32	36,000	31,010
6.88%, 11/1/33	27,000	30,167
Genworth Holdings, Inc.
6.50%, 6/15/34	15,000	14,737
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,582
10.25%, 4/15/31	26,000	28,491
George Washington University
4.30%, 9/15/44, Series 2014	20,000	17,880
4.87%, 9/15/45, Series 2015	23,000	22,007
4.13%, 9/15/48, Series 2018	52,000	44,228
Georgetown University
4.32%, 4/1/49, Series B	37,000	32,211
2.94%, 4/1/50, Series 20A	23,000	15,651
5.12%, 4/1/53(b)	17,000	16,857
5.22%, 10/1/18, Series A	13,000	12,029
Georgia Power Co.
3.25%, 3/15/51, Series A	49,000	34,132
Georgia-Pacific LLC
0.95%, 5/15/26(f)	219,000	210,237
GFL Environmental, Inc.
3.75%, 8/1/25(f)	31,000	30,876
5.13%, 12/15/26(f)	56,000	55,984
4.00%, 8/1/28(f)	31,000	29,428
3.50%, 9/1/28(b)(f)	31,000	29,169
4.75%, 6/15/29(f)	31,000	29,832
4.38%, 8/15/29(f)	23,000	21,756
6.75%, 1/15/31(f)	41,000	42,542

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Gilead Sciences, Inc.
2.95%, 3/1/27	$75,000	$72,955
1.20%, 10/1/27(b)	45,000	41,450
1.65%, 10/1/30	70,000	59,745
5.25%, 10/15/33	70,000	71,723
5.10%, 6/15/35	88,000	88,885
4.60%, 9/1/35	90,000	87,283
4.00%, 9/1/36	70,000	63,585
2.60%, 10/1/40	90,000	65,130
5.65%, 12/1/41	90,000	92,660
4.80%, 4/1/44	160,000	148,248
4.50%, 2/1/45	160,000	142,051
4.75%, 3/1/46	204,000	186,870
4.15%, 3/1/47	160,000	133,862
2.80%, 10/1/50	135,000	86,804
5.55%, 10/15/53	90,000	91,615
5.50%, 11/15/54	88,000	89,022
5.60%, 11/15/64	60,000	60,767
Glatfelter Corp.
4.75%, 11/15/29(b)(f)	20,000	18,238
Global Atlantic Fin Co.
4.40%, 10/15/29(f)	37,000	35,775
3.13%, 6/15/31(f)	27,000	23,778
7.95%, 6/15/33(f)	27,000	30,670
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)(f)	31,000	30,121
6.75%, 3/15/54(f)	31,000	32,720
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(f)	16,000	15,612
7.50%, 4/15/32(f)	12,000	12,015
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	16,000	16,076
6.88%, 1/15/29	14,000	14,138
8.25%, 1/15/32(f)	21,000	21,954
Global Payments, Inc.
4.45%, 6/1/28	100,000	99,202
5.95%, 8/15/52	279,000	279,426
Globe Life, Inc.
4.55%, 9/15/28	34,000	33,873
2.15%, 8/15/30	29,000	25,038
4.80%, 6/15/32	29,000	28,537
5.85%, 9/15/34	31,000	31,816
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	61,000	61,244
5.75%, 6/1/28	181,000	184,628
5.30%, 1/15/29	47,000	47,216
4.00%, 1/15/30(b)	49,000	46,480
4.00%, 1/15/31	49,000	45,779
3.25%, 1/15/32	56,000	48,893
Investments	Principal Amount	Value
6.75%, 12/1/33	$28,000	$30,094
5.63%, 9/15/34	72,000	71,955
6.25%, 9/15/54	36,000	36,724
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(f)	25,000	24,805
3.50%, 3/1/29(f)	33,000	30,638
Goldman Sachs Bank USA
5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	124,000	124,886
5.41%, 5/21/27, (5.414% fixed rate until 5/21/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	146,000	147,604
Goldman Sachs Capital I
6.35%, 2/15/34	65,000	69,182
Goldman Sachs Group, Inc.
3.50%, 11/16/26	151,000	148,489
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	121,000	117,709
5.95%, 1/15/27	51,000	52,324
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	165,000	159,833
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	37,932
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	224,183
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	165,000	158,793
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	175,418
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	137,000	134,109
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	137,000	136,436
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	137,000	133,457
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	192,000	189,374
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	159,683
2.60%, 2/7/30	41,000	37,074

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.80%, 3/15/30	$51,000	$48,804
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	158,903
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	137,000	137,944
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	93,357
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	43,255
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	76,000	66,397
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	70,329
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	52,809
6.13%, 2/15/33	21,000	22,743
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	72,329
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,404
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	53,068
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	61,000	61,046
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	92,902
6.45%, 5/1/36	162,000	172,913
6.75%, 10/1/37	493,000	540,013
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	141,929
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	88,814
6.25%, 2/1/41	163,000	175,279
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	143,000	107,740
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	95,000	68,332
Investments	Principal Amount	Value
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	$124,000	$95,758
4.80%, 7/8/44	114,000	103,650
5.15%, 5/22/45	180,000	169,182
4.75%, 10/21/45	129,000	116,861
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	164,197
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	35,659
2.05%, 2/15/27(b)	21,000	19,790
7.05%, 12/5/28	27,000	28,452
6.00%, 7/15/29	42,000	42,727
Goodyear Tire & Rubber Co.
5.63%, 4/30/33(b)	110,000	101,513
GoTo Group, Inc.
5.50%, 5/1/28(f)	17,000	7,723
5.50%, 5/1/28(f)	15,000	13,012
GrafTech Finance, Inc.
4.63%, 12/23/29(f)	20,000	13,846
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29(f)	18,000	14,993
Grand Canyon University
5.13%, 10/1/28	39,000	37,217
Graphic Packaging International LLC
3.50%, 3/15/28(f)	68,000	64,549
Gray Media, Inc.
7.00%, 5/15/27(f)	31,000	30,470
10.50%, 7/15/29(b)(f)	54,000	55,740
4.75%, 10/15/30(f)	53,000	31,484
5.38%, 11/15/31(f)	66,000	38,503
Griffon Corp.
5.75%, 3/1/28	58,000	57,493
Group 1 Automotive, Inc.
4.00%, 8/15/28(f)	42,000	40,080
Guardian Life Global Funding
0.88%, 12/10/25(f)	21,000	20,438
1.25%, 5/13/26(f)	12,000	11,581
3.25%, 3/29/27(f)	14,000	13,692
1.40%, 7/6/27(f)	17,000	15,870
5.55%, 10/28/27(f)	19,000	19,527
1.25%, 11/19/27(f)	21,000	19,306
1.63%, 9/16/28(f)	12,000	10,903
5.74%, 10/2/28(f)	17,000	17,695
Guardian Life Insurance Co. of America
4.88%, 6/19/64(f)	19,000	16,942
3.70%, 1/22/70(b)(f)	32,000	22,489
4.85%, 1/24/77(f)	24,000	21,096

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
GXO Logistics, Inc.
1.65%, 7/15/26	$24,000	$23,034
6.25%, 5/6/29	43,000	44,502
2.65%, 7/15/31	29,000	25,081
6.50%, 5/6/34	46,000	47,601
H&E Equipment Services, Inc. 3.88%, 12/15/28(f)	100,000	100,175
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34(f)	49,000	49,111
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,213
4.21%, 7/1/48	76,000	64,879
2.88%, 9/1/50, Series 2020	10,000	6,609
4.50%, 7/1/57	6,000	5,211
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	387,140
Halliburton Co.
3.80%, 11/15/25	25,000	24,840
2.92%, 3/1/30	70,000	64,323
4.85%, 11/15/35	110,000	106,692
6.70%, 9/15/38	70,000	77,836
7.45%, 9/15/39	90,000	107,431
4.50%, 11/15/41	75,000	66,522
4.75%, 8/1/43	80,000	71,631
5.00%, 11/15/45	180,000	164,927
Hanesbrands, Inc.
4.88%, 5/15/26(f)	37,000	37,065
9.00%, 2/15/31(f)	25,000	26,645
Harley-Davidson Financial Services, Inc.
3.05%, 2/14/27(f)	20,000	19,205
6.50%, 3/10/28(f)	29,000	29,875
Harley-Davidson, Inc. 4.63%, 7/28/45	38,000	32,024
Hartford HealthCare Corp. 3.45%, 7/1/54	50,000	36,438
Hartford Insurance Group, Inc.
2.80%, 8/19/29	45,000	41,753
5.95%, 10/15/36	25,000	26,387
6.10%, 10/1/41	35,000	36,797
4.30%, 4/15/43	25,000	21,791
4.40%, 3/15/48	45,000	39,063
3.60%, 8/19/49	70,000	53,105
2.90%, 9/15/51	55,000	35,888
Harvest Midstream I LP
7.50%, 9/1/28(f)	33,000	33,743
7.50%, 5/15/32(f)	20,000	21,004
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,201
3.50%, 9/15/27	31,000	30,104
3.90%, 11/19/29	64,000	61,066
6.05%, 5/14/34(b)	36,000	37,051
Investments	Principal Amount	Value
6.35%, 3/15/40	$47,000	$48,957
5.10%, 5/15/44	27,000	24,096
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(f)	41,000	39,852
8.00%, 6/15/27(f)	31,000	32,373
3.75%, 9/15/30(f)	15,000	13,519
Hawaiian Airlines Pass-Through Certificates
3.90%, 1/15/26, Series 2013-1, Class 1A	2,462	2,413
HCA, Inc.
5.25%, 6/15/26	94,000	94,384
5.38%, 9/1/26	62,000	62,378
4.50%, 2/15/27	75,000	74,721
3.13%, 3/15/27	62,000	60,150
5.20%, 6/1/28	62,000	62,731
5.63%, 9/1/28	94,000	96,066
5.88%, 2/1/29	62,000	63,920
3.38%, 3/15/29	31,000	29,266
4.13%, 6/15/29	125,000	121,301
3.50%, 9/1/30	188,000	174,684
5.45%, 4/1/31	122,000	124,172
2.38%, 7/15/31	59,000	50,294
3.63%, 3/15/32	139,000	125,772
5.50%, 6/1/33	87,000	87,838
5.60%, 4/1/34	91,000	91,824
5.45%, 9/15/34	113,000	112,595
5.13%, 6/15/39	90,000	84,633
4.38%, 3/15/42	45,000	37,747
5.50%, 6/15/47	135,000	126,667
5.25%, 6/15/49	180,000	162,288
3.50%, 7/15/51	135,000	90,977
4.63%, 3/15/52	180,000	147,133
5.90%, 6/1/53	90,000	87,914
6.00%, 4/1/54	135,000	133,888
5.95%, 9/15/54	90,000	88,726
6.10%, 4/1/64	63,000	62,095
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(f)	66,000	58,243
5.45%, 6/15/34(f)	34,000	34,657
3.20%, 6/1/50(f)	16,000	10,631
5.88%, 6/15/54(f)	47,000	47,188
Healthcare Realty Holdings LP 2.00%, 3/15/31	232,000	195,291
HealthEquity, Inc. 4.50%, 10/1/29(f)	25,000	23,759
Healthpeak OP LLC 3.00%, 1/15/30	428,000	394,448
HEICO Corp.
5.25%, 8/1/28	37,000	37,725
5.35%, 8/1/33	43,000	43,492

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Herc Holdings, Inc. 5.50%, 7/15/27(f)	$49,000	$48,808
Hershey Co.
2.30%, 8/15/26	309,000	300,994
2.65%, 6/1/50	29,000	18,225
Hertz Corp.
4.63%, 12/1/26(f)	20,000	17,346
5.00%, 12/1/29(b)(f)	41,000	28,392
Hess Corp.
4.30%, 4/1/27	60,000	59,610
7.88%, 10/1/29	35,000	39,404
7.30%, 8/15/31	45,000	51,015
7.13%, 3/15/33	42,000	47,658
6.00%, 1/15/40	70,000	75,076
5.60%, 2/15/41	115,000	116,639
5.80%, 4/1/47	45,000	46,476
Hess Midstream Operations LP
5.63%, 2/15/26(f)	83,000	83,000
5.13%, 6/15/28(f)	23,000	22,725
6.50%, 6/1/29(f)	24,000	24,556
4.25%, 2/15/30(f)	31,000	29,276
5.50%, 10/15/30(f)	16,000	15,851
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,682
4.55%, 10/15/29	100,000	99,245
4.85%, 10/15/31	90,000	89,727
5.00%, 10/15/34	144,000	141,797
6.20%, 10/15/35	64,000	68,550
6.35%, 10/15/45	253,000	267,735
5.60%, 10/15/54	49,000	47,832
HF Sinclair Corp.
6.38%, 4/15/27	15,000	15,218
5.00%, 2/1/28(b)	30,000	30,014
4.50%, 10/1/30	23,000	22,056
Highmark, Inc.
1.45%, 5/10/26(f)	64,000	61,337
2.55%, 5/10/31(f)	22,000	18,404
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,619
4.13%, 3/15/28	194,000	189,086
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(f)	25,000	25,034
5.75%, 2/1/29(f)	54,000	52,783
6.00%, 4/15/30(f)	21,000	20,253
6.00%, 2/1/31(f)	25,000	23,876
6.25%, 4/15/32(f)	21,000	20,134
8.38%, 11/1/33(f)	143,000	149,686
6.88%, 5/15/34(f)	17,000	16,516
Investments	Principal Amount	Value
Hillenbrand, Inc.
5.00%, 9/15/26	$15,000	$14,921
6.25%, 2/15/29	20,000	20,283
3.75%, 3/1/31	14,000	12,477
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(f)	208,000	184,356
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(f)	43,000	41,033
4.88%, 7/1/31(f)	20,000	18,269
6.63%, 1/15/32(f)	65,000	65,787
Historic TW, Inc. 8.30%, 1/15/36(a)	6,000	6,701
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(b)(f)	95,000	73,668
Hologic, Inc.
4.63%, 2/1/28(f)	16,000	15,677
3.25%, 2/15/29(f)	49,000	45,364
Home Depot, Inc.
2.50%, 4/15/27	405,000	390,488
2.70%, 4/15/30	184,000	168,253
1.88%, 9/15/31(b)	18,000	15,197
4.50%, 9/15/32(b)	210,000	207,775
5.88%, 12/16/36	1,131,000	1,215,674
3.13%, 12/15/49	8,000	5,562
2.38%, 3/15/51	137,000	80,421
2.75%, 9/15/51	116,000	73,454
3.63%, 4/15/52	98,000	73,853
3.50%, 9/15/56	219,000	157,372
5.40%, 6/25/64	33,000	32,695
Honeywell International, Inc.
2.50%, 11/1/26	110,000	106,817
1.10%, 3/1/27	75,000	70,312
4.95%, 2/15/28	35,000	35,616
4.25%, 1/15/29	55,000	54,615
2.70%, 8/15/29	15,000	13,959
4.88%, 9/1/29	10,000	10,176
1.95%, 6/1/30	20,000	17,605
1.75%, 9/1/31	30,000	25,136
4.95%, 9/1/31	10,000	10,171
5.00%, 2/15/33	25,000	25,228
4.50%, 1/15/34	20,000	19,387
5.00%, 3/1/35	35,000	34,985
5.70%, 3/15/36	20,000	21,315
5.70%, 3/15/37	25,000	26,388
5.38%, 3/1/41	23,000	23,343
See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.81%, 11/21/47	$24,000	$18,909
2.80%, 6/1/50	41,000	26,693
5.25%, 3/1/54	95,000	91,694
5.35%, 3/1/64	119,000	115,631
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(f)	24,000	23,888
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,303
1.70%, 6/3/28	52,000	47,745
1.80%, 6/11/30	21,000	18,269
3.05%, 6/3/51	29,000	19,562
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	25,000	24,917
3.38%, 12/15/29, Series H	46,000	42,834
3.50%, 9/15/30, Series I	54,000	49,754
2.90%, 12/15/31, Series J	32,000	27,938
5.70%, 7/1/34	55,000	55,633
Howard Hughes Corp.
5.38%, 8/1/28(f)	51,000	49,647
4.13%, 2/1/29(f)	27,000	24,817
4.38%, 2/1/31(f)	27,000	24,132
Howard Midstream Energy Partners LLC 8.88%, 7/15/28(f)	22,000	23,222
Howard University 5.21%, 10/1/52, Series 22A	27,000	24,213
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	39,924
6.75%, 1/15/28	18,000	19,073
3.00%, 1/15/29	43,000	40,567
5.95%, 2/1/37	57,000	60,464
HP, Inc.
1.45%, 6/17/26	32,000	30,796
3.00%, 6/17/27	62,000	59,856
4.75%, 1/15/28	55,000	55,410
4.00%, 4/15/29	71,000	68,993
3.40%, 6/17/30	36,000	33,547
2.65%, 6/17/31	71,000	61,980
4.20%, 4/15/32	48,000	45,618
5.50%, 1/15/33	79,000	80,681
6.00%, 9/15/41(b)	109,000	111,866
HUB International Ltd.
5.63%, 12/1/29(f)	22,000	21,549
7.25%, 6/15/30(f)	132,000	136,351
7.38%, 1/31/32(f)	76,000	78,051
Hubbell, Inc.
3.35%, 3/1/26	24,000	23,711
3.15%, 8/15/27	18,000	17,405
3.50%, 2/15/28	27,000	26,164
2.30%, 3/15/31	21,000	18,292
Investments	Principal Amount	Value
Hudson Pacific Properties LP 5.95%, 2/15/28	$23,000	$20,356
Hughes Satellite Systems Corp.
5.25%, 8/1/26(b)	30,000	27,943
6.63%, 8/1/26	30,000	24,536
Humana, Inc.
1.35%, 2/3/27	45,000	42,273
3.95%, 3/15/27	35,000	34,509
5.75%, 3/1/28	30,000	30,833
5.75%, 12/1/28	30,000	30,924
3.70%, 3/23/29	45,000	43,065
3.13%, 8/15/29	35,000	32,589
4.88%, 4/1/30	35,000	34,883
5.38%, 4/15/31	90,000	90,863
2.15%, 2/3/32	55,000	45,117
5.88%, 3/1/33(b)	54,000	55,451
5.95%, 3/15/34	60,000	61,841
4.63%, 12/1/42	49,000	41,921
4.95%, 10/1/44	70,000	61,304
4.80%, 3/15/47	35,000	29,898
3.95%, 8/15/49	45,000	33,623
5.50%, 3/15/53	64,000	58,985
5.75%, 4/15/54	90,000	85,848
Hunt Cos., Inc. 5.25%, 4/15/29(f)	26,000	25,039
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	223,638
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	321,000	266,102
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	35,769
2.04%, 8/16/28	37,000	33,615
4.20%, 5/1/30	46,000	44,124
Huntsman International LLC
4.50%, 5/1/29	46,000	44,383
2.95%, 6/15/31	28,000	23,836
Hyatt Hotels Corp.
4.38%, 9/15/28	84,000	82,830
5.75%, 4/23/30	75,000	77,195
Hyundai Capital America
1.80%, 10/15/25(f)	30,000	29,472
1.30%, 1/8/26(f)	35,000	34,034
5.50%, 3/30/26(f)	74,000	74,679
1.50%, 6/15/26(f)	35,000	33,656
5.65%, 6/26/26(f)	30,000	30,370
1.65%, 9/17/26(f)	40,000	38,253

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.95%, 9/21/26(f)	$30,000	$30,566
2.75%, 9/27/26(e)	20,000	19,426
3.50%, 11/2/26(f)	30,000	29,448
5.25%, 1/8/27(f)	40,000	40,406
3.00%, 2/10/27(f)	20,000	19,369
5.30%, 3/19/27(f)	35,000	35,380
2.38%, 10/15/27(f)	25,000	23,570
1.80%, 1/10/28(f)	25,000	23,049
5.60%, 3/30/28(f)	35,000	35,790
2.00%, 6/15/28(f)	35,000	32,040
5.68%, 6/26/28(f)	40,000	41,027
2.10%, 9/15/28(f)	35,000	31,936
6.10%, 9/21/28(f)	35,000	36,445
5.30%, 1/8/29(f)	30,000	30,456
6.50%, 1/16/29(f)	30,000	31,694
5.35%, 3/19/29(f)	20,000	20,345
5.80%, 4/1/30(f)	20,000	20,735
6.38%, 4/8/30(f)	25,000	26,516
5.70%, 6/26/30(f)	20,000	20,666
6.20%, 9/21/30(b)(f)	20,000	21,173
5.40%, 1/8/31(f)	20,000	20,403
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	145,000	125,147
9.00%, 6/15/30	18,000	17,700
Icon Investments Six DAC 5.81%, 5/8/27	236,000	241,069
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	18,167
5.50%, 3/15/53	20,000	19,840
5.80%, 4/1/54	23,000	23,755
IDEX Corp.
3.00%, 5/1/30	35,000	31,943
2.63%, 6/15/31	368,000	321,844
iHeartCommunications, Inc.
9.13%, 5/1/29(f)	38,000	32,278
7.00%, 1/15/31(f)	32,000	25,324
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	67,394
4.88%, 9/15/41	32,000	30,920
3.90%, 9/1/42	54,000	45,786
Illumina, Inc.
5.80%, 12/12/25	30,000	30,216
5.75%, 12/13/27	30,000	30,751
2.55%, 3/23/31(b)	35,000	30,306
Imola Merger Corp. 4.75%, 5/15/29(f)	70,000	67,497
Indiana Michigan Power Co. 3.25%, 5/1/51	97,000	66,439
Indianapolis Power & Light Co. 5.70%, 4/1/54(f)	14,000	14,210
Investments	Principal Amount	Value
Ingersoll Rand, Inc.
5.40%, 8/14/28	$30,000	$30,737
5.18%, 6/15/29	53,000	54,072
5.31%, 6/15/31	35,000	35,796
5.70%, 8/14/33	72,000	74,865
5.45%, 6/15/34	68,000	69,425
5.70%, 6/15/54	62,000	62,760
Ingevity Corp. 3.88%, 11/1/28(f)	29,000	27,317
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,370
2.90%, 6/1/30	43,000	39,317
3.90%, 6/1/50	37,000	28,419
Insight Enterprises, Inc. 6.63%, 5/15/32(f)	20,000	20,351
Integris Baptist Medical Center, Inc. 3.88%, 8/15/50, Series A	25,000	18,691
Intel Corp.
3.15%, 5/11/27	412,000	398,810
2.45%, 11/15/29	168,000	150,928
5.13%, 2/10/30	164,000	165,312
4.25%, 12/15/42	85,000	68,163
5.63%, 2/10/43	534,000	512,107
4.10%, 5/19/46	113,000	86,233
4.10%, 5/11/47	357,000	270,591
3.73%, 12/8/47	10,000	7,104
3.25%, 11/15/49	180,000	115,890
4.75%, 3/25/50	203,000	168,163
3.05%, 8/12/51	61,000	37,136
4.90%, 8/5/52	158,000	133,007
5.70%, 2/10/53	180,000	169,663
5.60%, 2/21/54(b)	104,000	97,053
3.10%, 2/15/60	49,000	27,892
4.95%, 3/25/60(b)	103,000	85,894
3.20%, 8/12/61	180,000	104,983
5.05%, 8/5/62	12,000	10,045
5.90%, 2/10/63	147,000	141,015
Intercontinental Exchange, Inc.
3.63%, 9/1/28	100,000	97,127
2.10%, 6/15/30	440,000	387,860
1.85%, 9/15/32	222,000	179,978
4.60%, 3/15/33	92,000	89,930
4.95%, 6/15/52	110,000	102,067
3.00%, 9/15/60	243,000	149,891
International Business Machines Corp.
3.45%, 2/19/26	412,000	408,121
1.95%, 5/15/30	980,000	858,306
5.88%, 11/29/32	28,000	29,924
5.60%, 11/30/39	92,000	94,317
2.85%, 5/15/40	412,000	304,162
4.00%, 6/20/42	87,000	72,647
7.13%, 12/1/96	107,000	135,609

See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(f)	$192,000	$178,426
5.00%, 9/26/48	188,000	164,146
International Game Technology PLC 4.13%, 4/15/26(f)	200,000	198,388
International Paper Co.
5.00%, 9/15/35	35,000	34,832
7.30%, 11/15/39	40,000	46,885
6.00%, 11/15/41	55,000	57,543
4.80%, 6/15/44	60,000	54,158
5.15%, 5/15/46	40,000	37,394
4.40%, 8/15/47	60,000	50,350
4.35%, 8/15/48	67,000	56,059
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	30,958
4.75%, 3/30/30	48,000	47,806
2.40%, 3/1/31	36,000	31,362
5.38%, 6/15/33	21,000	21,273
3.38%, 3/1/41	45,000	34,506
5.40%, 10/1/48	45,000	43,593
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,537
3.60%, 4/1/29(b)	20,000	19,296
2.30%, 6/1/30	30,000	26,503
5.70%, 10/15/33	20,000	20,832
6.25%, 7/15/39(b)	25,000	27,232
3.70%, 9/15/46	39,000	29,959
3.50%, 9/30/49	30,000	21,833
3.10%, 11/30/51	128,000	84,700
Intuit, Inc.
5.25%, 9/15/26	55,000	55,762
1.35%, 7/15/27	37,000	34,593
5.13%, 9/15/28	55,000	56,422
1.65%, 7/15/30	10,000	8,626
5.20%, 9/15/33	26,000	26,652
5.50%, 9/15/53	55,000	55,824
Invesco Finance PLC
3.75%, 1/15/26	32,000	31,787
5.38%, 11/30/43	22,000	21,447
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	204,000	191,687
IPALCO Enterprises, Inc. 4.25%, 5/1/30	502,000	480,346
IQVIA, Inc. 6.25%, 2/1/29	175,000	182,956
Iron Mountain, Inc. 5.25%, 7/15/30(f)	307,000	296,463
ITC Holdings Corp. 3.35%, 11/15/27	382,000	370,065
ITT Holdings LLC 6.50%, 8/1/29(f)	50,000	47,741
Investments	Principal Amount	Value
Jabil, Inc.
1.70%, 4/15/26	$31,000	$29,977
4.25%, 5/15/27	31,000	30,755
3.95%, 1/12/28	31,000	30,327
5.45%, 2/1/29	18,000	18,377
3.60%, 1/15/30	36,000	33,813
3.00%, 1/15/31	43,000	38,505
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,272
3.13%, 11/23/31	41,000	35,960
5.67%, 6/8/32(b)	25,000	25,591
4.00%, 11/23/51	45,000	32,044
Jackson National Life Global Funding
3.05%, 4/29/26(f)	62,000	60,984
3.05%, 6/21/29(f)	19,000	17,640
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	61,000	62,991
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(f)	25,000	23,663
7.13%, 4/30/31(f)	57,000	59,165
6.13%, 11/1/32(f)	45,000	45,200
JB Poindexter & Co., Inc. 8.75%, 12/15/31(f)	25,000	26,193
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 2/2/29	34,000	31,741
5.50%, 1/15/30	89,000	90,030
3.75%, 12/1/31	35,000	31,857
7.25%, 11/15/53	79,000	91,413
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	57,000	54,795
5.13%, 2/1/28	50,000	50,536
3.63%, 1/15/32	67,000	60,524
3.00%, 5/15/32	71,000	61,180
5.75%, 4/1/33	119,000	121,440
6.75%, 3/15/34	108,000	117,437
4.38%, 2/2/52	79,000	62,580
6.50%, 12/1/52	136,000	144,769
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	321,038
2.63%, 10/15/31	100,000	85,734
6.25%, 1/15/36	100,000	103,416
Jersey Central Power & Light Co.
4.30%, 1/15/26(f)	27,000	26,867
2.75%, 3/1/32(f)	20,000	17,310
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/31(f)	81,000	85,852
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	25,355	22,188
4.00%, 11/15/32, Series 2020-1, Class A	25,101	23,449

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
JM Smucker Co.
3.38%, 12/15/27	$30,000	$29,179
5.90%, 11/15/28	45,000	47,092
2.38%, 3/15/30(b)	35,000	31,407
2.13%, 3/15/32	11,000	9,143
6.20%, 11/15/33	70,000	74,919
4.25%, 3/15/35	60,000	55,645
6.50%, 11/15/43	70,000	76,328
4.38%, 3/15/45	55,000	46,837
6.50%, 11/15/53(b)	90,000	99,416
John Deere Capital Corp.
5.05%, 3/3/26, Series FXD	40,000	40,304
4.95%, 3/6/26	33,000	33,232
2.25%, 9/14/26	33,000	32,021
1.70%, 1/11/27(b)	37,000	35,328
2.80%, 9/8/27	412,000	397,690
4.15%, 9/15/27	371,000	369,618
4.75%, 1/20/28(b)	165,000	167,241
1.50%, 3/6/28	37,000	34,145
3.45%, 3/7/29	412,000	397,593
3.35%, 4/18/29	12,000	11,546
4.85%, 10/11/29	8,000	8,160
1.45%, 1/15/31	12,000	10,158
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/42	11,700	11,200
Johnson & Johnson
2.45%, 3/1/26	41,000	40,313
2.90%, 1/15/28	31,000	29,996
4.95%, 5/15/33(b)	155,000	160,003
3.63%, 3/3/37	254,000	226,769
2.45%, 9/1/60	62,000	35,032
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,789
6.00%, 1/15/36	30,000	32,066
4.63%, 7/2/44	40,000	35,826
5.13%, 9/14/45	10,000	9,394
4.50%, 2/15/47	49,000	42,387
4.95%, 7/2/64(a)	40,000	35,460
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	38,612
2.00%, 9/16/31	35,000	29,555
4.90%, 12/1/32	30,000	29,920
JPMorgan Chase & Co.
4.13%, 12/15/26	628,000	624,910
4.25%, 10/1/27	958,000	956,798
3.63%, 12/1/27	139,000	136,036
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	798,000	780,173
Investments	Principal Amount	Value
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	$412,000	$390,895
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	399,745
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	750,750
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	76,000	69,633
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	61,000	55,392
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	363,164
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	61,000	61,865
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	71,000	71,647
6.40%, 5/15/38	173,000	193,086
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	269,782
5.50%, 10/15/40	55,000	56,292
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	74,986
5.60%, 7/15/41	119,000	122,717
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	104,000	72,824
5.40%, 1/6/42	82,000	83,042
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(a)	131,000	99,035
5.63%, 8/16/43	141,000	143,154
4.85%, 2/1/44	65,000	61,199
4.95%, 6/1/45	188,000	175,115
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	98,000	80,352
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	587,952
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	103,038

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	$147,000	$100,307
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	231,000	164,526
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	24,333
3.75%, 8/15/29	36,000	34,627
2.00%, 12/10/30	29,000	24,732
5.95%, 3/15/41	38,000	38,395
Kaiser Aluminum Corp. 4.63%, 3/1/28(f)	25,000	24,150
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,710
2.81%, 6/1/41, Series 2021	26,000	19,149
4.88%, 4/1/42	12,000	11,468
4.15%, 5/1/47	31,000	26,417
3.27%, 11/1/49, Series 2019	21,000	15,253
3.00%, 6/1/51, Series 2021	29,000	19,650
KB Home
6.88%, 6/15/27	12,000	12,331
4.80%, 11/15/29	12,000	11,652
7.25%, 7/15/30	46,000	47,772
4.00%, 6/15/31(b)	16,000	14,592
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/29(f)	31,000	32,275
Kellanova
3.25%, 4/1/26	46,000	45,423
3.40%, 11/15/27	37,000	35,996
4.30%, 5/15/28	23,000	22,875
2.10%, 6/1/30	146,000	129,375
4.50%, 4/1/46	79,000	69,329
5.75%, 5/16/54	27,000	28,004
Kemper Corp.
2.40%, 9/30/30	29,000	25,134
3.80%, 2/23/32	29,000	26,134
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	23,429
4.75%, 2/1/30	25,000	22,949
5.00%, 3/1/31	25,000	22,652
Kentucky Utilities Co. 5.13%, 11/1/40	425,000	413,770
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,020
5.00%, 3/22/30	20,000	20,377
4.90%, 3/22/33	25,000	25,091
5.10%, 3/22/43(b)	49,000	48,139
5.05%, 3/22/53	98,000	94,204
5.20%, 3/22/63	53,000	50,857
Investments	Principal Amount	Value
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	$30,000	$29,774
2.55%, 9/15/26	25,000	24,306
5.10%, 3/15/27	45,000	45,486
3.43%, 6/15/27	30,000	29,292
4.60%, 5/25/28	70,000	70,028
5.05%, 3/15/29	45,000	45,637
3.95%, 4/15/29	70,000	68,248
3.20%, 5/1/30	55,000	51,104
2.25%, 3/15/31, Series 31*	35,000	30,400
5.20%, 3/15/31, Series 10	35,000	35,670
4.05%, 4/15/32	60,000	57,179
5.30%, 3/15/34(b)	45,000	45,947
4.50%, 11/15/45	50,000	43,454
4.42%, 12/15/46	35,000	29,797
5.09%, 5/25/48	89,000	83,186
3.80%, 5/1/50	70,000	53,540
3.35%, 3/15/51	67,000	46,654
4.50%, 4/15/52	105,000	89,637
KeyCorp
2.25%, 4/6/27	100,000	95,010
4.10%, 4/30/28	215,000	210,986
2.55%, 10/1/29	29,000	26,187
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	183,827
Keysight Technologies, Inc. 3.00%, 10/30/29	61,000	56,410
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(f)	95,000	94,169
Kilroy Realty LP
4.75%, 12/15/28	258,000	253,616
2.50%, 11/15/32	88,000	69,604
6.25%, 1/15/36	20,000	20,104
Kimberly-Clark Corp.
2.75%, 2/15/26	29,000	28,559
1.05%, 9/15/27	44,000	40,585
3.95%, 11/1/28	37,000	36,535
3.20%, 4/25/29	35,000	33,465
3.10%, 3/26/30	15,000	14,082
2.00%, 11/2/31	12,000	10,348
4.50%, 2/16/33	7,000	6,953
6.63%, 8/1/37(b)	38,000	44,006
5.30%, 3/1/41	24,000	24,338
3.20%, 7/30/46	27,000	19,840
3.90%, 5/4/47	19,000	15,515
2.88%, 2/7/50	27,000	18,212
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	187,495
4.60%, 2/1/33	46,000	44,674
See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
6.40%, 3/1/34	$48,000	$52,092
4.25%, 4/1/45	47,000	39,475
4.13%, 12/1/46	32,000	26,040
4.45%, 9/1/47	116,000	98,737
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	39,461
6.95%, 1/15/38	546,000	606,121
5.63%, 9/1/41	930,000	907,758
Kinder Morgan, Inc.
2.00%, 2/15/31	309,000	264,089
7.80%, 8/1/31	37,000	42,387
7.75%, 1/15/32	142,000	162,831
5.20%, 6/1/33	76,000	75,617
Kinetik Holdings LP 5.88%, 6/15/30(f)	175,000	174,756
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,835
5.50%, 3/1/34	25,000	25,341
Kite Realty Group Trust 4.75%, 9/15/30	28,000	27,708
KKR Group Finance Co. II LLC 5.50%, 2/1/43(f)	40,000	39,325
KKR Group Finance Co. III LLC 5.13%, 6/1/44(f)	40,000	37,386
KKR Group Finance Co. VI LLC 3.75%, 7/1/29(f)	30,000	28,869
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(f)	20,000	14,621
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(f)	30,000	21,330
KKR Group Finance Co. X LLC 3.25%, 12/15/51(f)	95,000	64,076
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(f)	30,000	29,653
KLA Corp.
4.10%, 3/15/29	51,000	50,269
4.65%, 7/15/32	20,000	19,922
4.70%, 2/1/34	10,000	9,869
5.00%, 3/15/49	35,000	33,202
5.25%, 7/15/62	160,000	154,562
Kodiak Gas Services LLC 7.25%, 2/15/29(f)	31,000	31,983
Kohl’s Corp.
4.25%, 7/17/25	15,000	14,907
4.63%, 5/1/31	99,000	77,285
5.55%, 7/17/45	29,000	17,831
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	112,813
3.88%, 5/15/27	85,000	83,894
4.63%, 1/30/29	20,000	20,043
3.75%, 4/1/30	55,000	52,628
Investments	Principal Amount	Value
4.25%, 3/1/31	$25,000	$24,280
6.75%, 3/15/32	22,000	24,279
5.00%, 7/15/35	55,000	54,493
6.88%, 1/26/39	70,000	78,831
7.13%, 8/1/39(f)	43,000	49,689
4.63%, 10/1/39	35,000	31,938
6.50%, 2/9/40	50,000	54,558
5.00%, 6/4/42	130,000	120,514
5.20%, 7/15/45	145,000	135,899
4.38%, 6/1/46	250,000	208,816
4.88%, 10/1/49	130,000	115,242
5.50%, 6/1/50	68,000	65,758
Kroger Co.
3.50%, 2/1/26	30,000	29,708
2.65%, 10/15/26	46,000	44,652
3.70%, 8/1/27	35,000	34,391
4.50%, 1/15/29	35,000	34,881
2.20%, 5/1/30	35,000	30,992
1.70%, 1/15/31	35,000	29,444
7.50%, 4/1/31	31,000	35,190
5.00%, 9/15/34(b)	198,000	195,639
6.90%, 4/15/38	35,000	39,550
5.40%, 7/15/40	27,000	26,980
5.00%, 4/15/42	32,000	30,167
5.15%, 8/1/43	37,000	35,008
3.88%, 10/15/46	45,000	35,105
4.45%, 2/1/47	90,000	76,538
4.65%, 1/15/48	45,000	39,396
5.40%, 1/15/49	55,000	53,537
3.95%, 1/15/50	70,000	54,579
5.50%, 9/15/54	189,000	183,939
5.65%, 9/15/64	135,000	131,753
Kyndryl Holdings, Inc. 3.15%, 10/15/31	211,000	186,947
L3Harris Technologies, Inc.
3.85%, 12/15/26	35,000	34,588
5.40%, 1/15/27	75,000	76,056
4.40%, 6/15/28	52,000	51,580
4.40%, 6/15/28	55,000	54,572
5.05%, 6/1/29	55,000	55,631
2.90%, 12/15/29	30,000	27,621
1.80%, 1/15/31	93,000	78,598
5.25%, 6/1/31	55,000	55,961
5.40%, 7/31/33	105,000	106,809
5.35%, 6/1/34	70,000	70,955
4.85%, 4/27/35	35,000	33,863
6.15%, 12/15/40	25,000	26,639
5.05%, 4/27/45	45,000	42,345
5.60%, 7/31/53	78,000	77,939

See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
LABL, Inc.
10.50%, 7/15/27(b)(f)	$28,000	$27,086
5.88%, 11/1/28(f)	20,000	17,698
9.50%, 11/1/28(f)	12,000	11,552
8.25%, 11/1/29(b)(f)	19,000	16,226
8.63%, 10/1/31(f)	38,000	34,382
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	29,897
3.60%, 9/1/27	37,000	36,194
2.95%, 12/1/29	46,000	42,439
2.70%, 6/1/31	36,000	31,731
4.70%, 2/1/45	81,000	71,790
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/1/25(f)	14,000	13,980
4.25%, 2/1/27(f)	53,000	51,657
4.75%, 6/15/29(f)	27,000	26,068
Lam Research Corp.
4.00%, 3/15/29	55,000	54,074
1.90%, 6/15/30	15,000	13,141
4.88%, 3/15/49	49,000	45,475
2.88%, 6/15/50	49,000	32,023
3.13%, 6/15/60	37,000	23,615
Lamar Media Corp.
3.75%, 2/15/28	24,000	22,970
4.88%, 1/15/29	43,000	41,887
4.00%, 2/15/30	95,000	88,585
3.63%, 1/15/31	23,000	20,705
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(f)	55,000	53,951
4.13%, 1/31/30(f)	40,000	37,353
4.38%, 1/31/32(f)	29,000	26,652
Las Vegas Sands Corp.
3.50%, 8/18/26	62,000	60,682
5.90%, 6/1/27	47,000	47,908
3.90%, 8/8/29	47,000	44,428
6.00%, 8/15/29	31,000	31,827
6.20%, 8/15/34	35,000	35,893
Lazard Group LLC 4.50%, 9/19/28	176,000	174,169
LBJ Infrastructure Group LLC 3.80%, 12/31/57(f)	25,000	17,314
LBM Acquisition LLC 6.25%, 1/15/29(f)	34,000	31,381
LCM Investments Holdings II LLC
4.88%, 5/1/29(f)	41,000	39,140
8.25%, 8/1/31(f)	35,000	36,988
LD Holdings Group LLC 6.13%, 4/1/28(f)	28,000	24,377
Lear Corp. 3.55%, 1/15/52	168,000	113,635
Investments	Principal Amount	Value
Legg Mason, Inc.
4.75%, 3/15/26(b)	$29,000	$29,042
5.63%, 1/15/44	45,000	45,115
Leggett & Platt, Inc.
3.50%, 11/15/27	30,000	28,690
4.40%, 3/15/29	30,000	28,680
3.50%, 11/15/51	66,000	41,727
Leidos, Inc.
4.38%, 5/15/30	54,000	52,418
2.30%, 2/15/31	71,000	61,129
5.75%, 3/15/33	54,000	55,562
Leland Stanford Junior University
1.29%, 6/1/27	6,000	5,624
3.65%, 5/1/48	15,000	12,042
2.41%, 6/1/50	9,000	5,621
Lennar Corp. 4.75%, 11/29/27	90,000	90,193
Level 3 Financing, Inc.
4.25%, 7/1/28(f)	89,000	79,569
3.63%, 1/15/29(f)	15,000	11,770
10.50%, 4/15/29(f)	27,000	30,263
4.88%, 6/15/29(f)	24,000	20,873
3.75%, 7/15/29(f)	18,000	13,963
11.00%, 11/15/29(f)	63,000	71,493
4.50%, 4/1/30(f)	29,000	24,046
10.50%, 5/15/30(f)	37,000	40,409
3.88%, 10/15/30(f)	18,000	14,187
10.75%, 12/15/30(f)	27,000	30,372
4.00%, 4/15/31(f)	64,000	49,841
10.00%, 10/15/32(f)	14,000	14,037
Levi Strauss & Co. 3.50%, 3/1/31(f)	20,000	17,877
LGI Homes, Inc.
8.75%, 12/15/28(f)	16,000	16,920
4.00%, 7/15/29(f)	12,000	10,878
Liberty Interactive LLC
8.50%, 7/15/29	12,000	5,950
8.25%, 2/1/30	21,000	10,000
Liberty Mutual Group, Inc.
4.57%, 2/1/29(f)	40,000	39,650
7.80%, 3/15/37(b)(f)	20,000	22,490
4.85%, 8/1/44(f)	25,000	22,343
3.95%, 10/15/50(f)	109,000	81,561
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(f)	20,000	19,121
5.50%, 6/15/52(f)	40,000	38,079
3.95%, 5/15/60(f)	30,000	21,148
4.30%, 2/1/61(f)	35,000	22,363

See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Liberty Utilities Co.
5.58%, 1/31/29(f)	$21,000	$21,472
5.87%, 1/31/34(f)	14,000	14,381
Liberty Utilities Finance GP 1 2.05%, 9/15/30(f)	28,000	24,024
LifePoint Health, Inc. 9.88%, 8/15/30(f)	256,000	275,707
Light & Wonder International, Inc.
7.00%, 5/15/28(f)	29,000	29,098
7.25%, 11/15/29(f)	54,000	55,663
7.50%, 9/1/31(f)	23,000	24,014
Lightning Power LLC 7.25%, 8/15/32(f)	60,000	62,351
Lincoln National Corp.
3.63%, 12/12/26	25,000	24,612
3.80%, 3/1/28(b)	31,000	30,263
6.30%, 10/9/37	150,000	160,741
7.00%, 6/15/40	74,000	83,906
Linde, Inc.
3.20%, 1/30/26	5,000	4,947
1.10%, 8/10/30	14,000	11,826
3.55%, 11/7/42	33,000	26,759
2.00%, 8/10/50	186,000	102,121
Lions Gate Capital Holdings LLC 5.50%, 4/15/29(f)	36,000	30,372
Lithia Motors, Inc.
4.63%, 12/15/27(f)	26,000	25,371
3.88%, 6/1/29(f)	33,000	30,604
4.38%, 1/15/31(f)	23,000	21,263
Live Nation Entertainment, Inc.
5.63%, 3/15/26(f)	12,000	12,002
6.50%, 5/15/27(f)	49,000	49,850
4.75%, 10/15/27(f)	39,000	38,129
3.75%, 1/15/28(f)	30,000	28,769
LKQ Corp.
5.75%, 6/15/28	49,000	50,341
6.25%, 6/15/33	142,000	148,898
Lockheed Martin Corp.
4.95%, 10/15/25	27,000	27,075
5.10%, 11/15/27	41,000	41,830
4.45%, 5/15/28	27,000	27,112
4.50%, 2/15/29	36,000	36,028
1.85%, 6/15/30	8,000	6,965
3.90%, 6/15/32	16,000	15,130
5.25%, 1/15/33	20,000	20,511
4.75%, 2/15/34(b)	17,000	16,804
4.80%, 8/15/34	12,000	11,820
3.60%, 3/1/35	33,000	29,573
4.50%, 5/15/36	33,000	31,648
6.15%, 9/1/36, Series B	36,000	39,615
5.72%, 6/1/40	23,000	24,279
Investments	Principal Amount	Value
4.07%, 12/15/42	$87,000	$74,298
3.80%, 3/1/45	65,000	52,581
4.70%, 5/15/46	87,000	79,653
2.80%, 6/15/50	49,000	31,706
4.09%, 9/15/52	103,000	83,963
4.15%, 6/15/53	56,000	46,015
5.70%, 11/15/54	65,000	67,577
5.20%, 2/15/55	42,000	40,664
4.30%, 6/15/62	74,000	60,175
5.90%, 11/15/63	49,000	52,074
5.20%, 2/15/64	49,000	46,681
Loews Corp.
3.75%, 4/1/26(b)	35,000	34,779
3.20%, 5/15/30	10,000	9,339
6.00%, 2/1/35	15,000	16,274
4.13%, 5/15/43	24,000	20,526
Lowe’s Cos., Inc.
3.10%, 5/3/27	18,000	17,494
3.65%, 4/5/29	105,000	101,293
1.70%, 10/15/30	50,000	42,629
2.63%, 4/1/31	509,000	451,765
3.75%, 4/1/32	45,000	41,923
4.65%, 4/15/42	45,000	40,702
4.38%, 9/15/45	40,000	34,286
3.70%, 4/15/46	120,000	91,776
4.05%, 5/3/47	135,000	108,265
5.13%, 4/15/50(b)	40,000	37,266
3.00%, 10/15/50	160,000	103,158
3.50%, 4/1/51(b)	45,000	31,937
4.25%, 4/1/52	135,000	108,800
5.63%, 4/15/53(b)	160,000	158,576
5.75%, 7/1/53	100,000	100,941
4.45%, 4/1/62	115,000	92,277
5.80%, 9/15/62	100,000	100,406
5.85%, 4/1/63	110,000	111,127
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,529
4.63%, 11/15/27(f)	16,000	15,806
6.75%, 11/17/28	46,000	48,672
4.00%, 3/15/29(f)	43,000	41,154
4.38%, 5/15/31(f)	16,000	15,213
6.00%, 5/20/34	35,000	35,970
Lumen Technologies, Inc.
4.13%, 4/15/29(f)	13,941	12,762
4.13%, 4/15/30(f)	13,942	12,575
10.00%, 10/15/32(f)	30,600	30,599
7.60%, 9/15/39, Series P	15,000	12,187
7.65%, 3/15/42, Series U	12,000	9,899

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
LXP Industrial Trust
6.75%, 11/15/28	$18,000	$19,079
2.70%, 9/15/30	28,000	24,727
2.38%, 10/1/31	28,000	23,452
LYB International Finance III LLC
3.38%, 10/1/40	309,000	232,938
4.20%, 10/15/49	207,000	160,240
4.20%, 5/1/50	202,000	155,797
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	285,898
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,327
3.95%, 2/15/30(b)	12,000	11,058
Macy’s Retail Holdings LLC
5.88%, 4/1/29(f)	20,000	19,614
5.88%, 3/15/30(f)	20,000	19,447
6.13%, 3/15/32(f)	20,000	19,106
6.70%, 7/15/34(f)	7,000	6,049
4.50%, 12/15/34	15,000	12,500
6.38%, 3/15/37	39,000	33,715
5.13%, 1/15/42	10,000	7,312
4.30%, 2/15/43	36,000	24,644
Madison IAQ LLC
4.13%, 6/30/28(f)	29,000	27,728
5.88%, 6/30/29(f)	42,000	40,515
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	265,593
4.75%, 9/15/44	42,000	35,941
Markel Group, Inc.
3.50%, 11/1/27	20,000	19,540
3.35%, 9/17/29	20,000	18,925
5.00%, 4/5/46	45,000	40,930
4.30%, 11/1/47	25,000	20,416
5.00%, 5/20/49	72,000	65,035
4.15%, 9/17/50	45,000	35,604
3.45%, 5/7/52	55,000	38,175
6.00%, 5/16/54	57,000	59,133
Marriott International, Inc.
5.55%, 10/15/28	79,000	81,304
4.63%, 6/15/30, Series FF	614,000	610,170
5.30%, 5/15/34	76,000	76,569
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28(b)	14,000	13,563
4.50%, 6/15/29(f)	20,000	18,837
Mars, Inc.
0.88%, 7/16/26(f)	20,000	19,076
4.55%, 4/20/28(f)	40,000	39,973
3.20%, 4/1/30(f)	30,000	28,040
4.65%, 4/20/31(f)	20,000	19,910
Investments	Principal Amount	Value
1.63%, 7/16/32(f)	$30,000	$24,251
4.75%, 4/20/33(f)	40,000	39,378
3.60%, 4/1/34(f)	35,000	31,496
3.88%, 4/1/39(f)	30,000	25,941
2.38%, 7/16/40(f)	35,000	24,433
3.95%, 4/1/44(f)	10,000	8,297
3.95%, 4/1/49(f)	35,000	27,977
2.45%, 7/16/50(f)	15,000	8,850
4.13%, 4/1/54(f)	20,000	16,139
4.20%, 4/1/59(f)	30,000	23,830
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	15,000	13,207
4.85%, 11/15/31	27,000	27,071
2.38%, 12/15/31	8,000	6,866
5.75%, 11/1/32	10,000	10,544
5.88%, 8/1/33	6,000	6,404
5.40%, 9/15/33(b)	12,000	12,382
5.15%, 3/15/34	10,000	10,136
5.00%, 3/15/35	132,000	131,507
4.75%, 3/15/39	24,000	23,031
5.35%, 11/15/44	33,000	32,876
4.35%, 1/30/47	24,000	20,768
4.20%, 3/1/48	29,000	24,381
4.90%, 3/15/49	161,000	148,802
2.90%, 12/15/51	34,000	21,851
6.25%, 11/1/52	24,000	26,456
5.45%, 3/15/53	39,000	38,667
5.70%, 9/15/53	66,000	68,262
5.45%, 3/15/54	33,000	32,832
5.40%, 3/15/55	99,000	97,616
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,531
3.50%, 12/15/27	30,000	29,155
2.50%, 3/15/30, Series CB	35,000	31,459
2.40%, 7/15/31	65,000	56,539
4.25%, 12/15/47	55,000	46,369
3.20%, 7/15/51	80,000	53,740
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	30,005
2.45%, 4/15/28	46,000	42,969
4.88%, 6/22/28	30,000	30,087
5.75%, 2/15/29	31,000	32,051
2.95%, 4/15/31	54,000	48,389
5.95%, 9/15/33	36,000	37,879
Masco Corp.
2.00%, 2/15/31	380,000	325,151
3.13%, 2/15/51	27,000	17,815
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	6,000	4,803
3.19%, 7/1/49, Series 2020	69,000	49,638
See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.12%, 7/1/55, Series 2015	$6,000	$5,026
3.34%, 7/1/60, Series 2020	13,000	8,954
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	12,993
5.60%, 7/1/11	45,000	47,472
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(f)	18,000	18,133
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(f)	213,000	193,431
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,195
3.30%, 3/26/27	55,000	54,000
3.50%, 2/26/28	27,000	26,501
4.88%, 3/9/28	41,000	41,694
2.95%, 6/1/29	80,000	75,640
3.35%, 3/26/30	31,000	29,375
1.90%, 3/15/31	12,000	10,396
2.00%, 11/18/31	15,000	12,786
4.85%, 3/9/33	15,000	15,107
4.88%, 5/9/34	20,000	20,081
3.80%, 11/21/46	39,000	31,827
3.95%, 2/26/48	33,000	27,343
3.65%, 6/1/49	65,000	50,654
3.85%, 3/26/50	98,000	78,968
2.95%, 3/15/51	46,000	30,998
Matador Resources Co.
6.88%, 4/15/28(f)	20,000	20,451
6.50%, 4/15/32(f)	36,000	36,025
6.25%, 4/15/33(f)	30,000	29,606
Match Group Holdings II LLC
5.00%, 12/15/27(f)	18,000	17,721
4.63%, 6/1/28(f)	69,000	66,723
5.63%, 2/15/29(f)	26,000	25,627
4.13%, 8/1/30(f)	51,000	46,228
Mattel, Inc. 5.45%, 11/1/41	27,000	25,326
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(f)	110,000	112,277
9.25%, 4/15/27(f)	55,000	56,025
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(f)	29,000	28,290
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	5,077
4.00%, 11/15/47, Series 2013	6,000	5,091
4.13%, 11/15/52, Series 2016	7,000	5,948
3.20%, 11/15/61, Series 2021	50,000	33,478
MBIA, Inc. 5.70%, 12/1/34	13,000	11,988
Investments	Principal Amount	Value
McAfee Corp. 7.38%, 2/15/30(f)	$130,000	$126,712
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	29,942
3.40%, 8/15/27	46,000	44,877
2.50%, 4/15/30	36,000	32,310
1.85%, 2/15/31	36,000	30,441
4.95%, 4/15/33	36,000	35,857
4.20%, 8/15/47	137,000	115,526
McDonald’s Corp.
2.13%, 3/1/30	54,000	48,111
4.95%, 8/14/33(b)	43,000	43,507
4.88%, 12/9/45	714,000	658,400
3.63%, 9/1/49	500,000	375,022
McGraw-Hill Education, Inc. 5.75%, 8/1/28(f)	85,000	83,488
McKesson Corp.
3.95%, 2/16/28	16,000	15,814
4.90%, 7/15/28	19,000	19,278
4.25%, 9/15/29	23,000	22,739
5.10%, 7/15/33	25,000	25,416
McLaren Health Care Corp. 4.39%, 5/15/48, Series A	41,000	36,088
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	19,970
2.50%, 1/15/31	50,000	43,851
6.00%, 1/15/43	45,000	45,545
3.97%, 8/6/61	35,000	27,624
Medline Borrower LP
3.88%, 4/1/29(f)	181,000	169,751
5.25%, 10/1/29(f)	101,000	97,995
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/29(f)	60,000	61,005
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	54,861
4.50%, 3/30/33	20,000	19,582
Medtronic, Inc.
4.38%, 3/15/35	126,000	121,889
4.00%, 4/1/43	20,000	17,338
4.63%, 3/15/45	118,000	108,043
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	38,268
Merck & Co., Inc.
0.75%, 2/24/26	55,000	53,126
1.45%, 6/24/30	151,000	129,359
6.50%, 12/1/33	100,000	112,370
3.90%, 3/7/39	412,000	361,393
3.60%, 9/15/42	159,000	128,373
4.15%, 5/18/43	412,000	356,944

See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
2.45%, 6/24/50	$35,000	$21,124
2.90%, 12/10/61	73,000	43,799
5.15%, 5/17/63	56,000	53,109
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	58,070
3.85%, 8/15/32	183,000	173,365
4.75%, 8/15/34	79,000	78,752
4.45%, 8/15/52	88,000	76,583
5.60%, 5/15/53	126,000	129,635
4.65%, 8/15/62	100,000	87,534
MetLife, Inc.
5.38%, 7/15/33	225,000	232,395
5.70%, 6/15/35(b)	620,000	653,331
4.88%, 11/13/43	45,000	42,140
4.05%, 3/1/45	66,000	54,776
4.60%, 5/13/46	49,000	43,850
5.00%, 7/15/52	102,000	95,367
5.25%, 1/15/54	24,000	23,304
MGIC Investment Corp. 5.25%, 8/15/28	40,000	39,555
MGM Resorts International
4.63%, 9/1/26	17,000	16,889
5.50%, 4/15/27	38,000	37,995
4.75%, 10/15/28	31,000	30,147
6.50%, 4/15/32	31,000	31,252
Michaels Cos., Inc. 7.88%, 5/1/29(f)	248,000	151,858
Micron Technology, Inc.
4.66%, 2/15/30	61,000	60,231
2.70%, 4/15/32	71,000	60,945
5.88%, 2/9/33	54,000	56,325
3.48%, 11/1/51	287,000	199,445
Microsoft Corp.
2.53%, 6/1/50	452,000	288,250
2.92%, 3/17/52	220,000	150,461
Mid-America Apartments LP 1.70%, 2/15/31	137,000	115,826
MidAmerican Energy Co.
3.10%, 5/1/27	21,000	20,469
3.65%, 4/15/29	47,000	45,450
6.75%, 12/30/31	8,000	8,951
5.35%, 1/15/34	7,000	7,200
3.15%, 4/15/50	39,000	26,827
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(f)	25,000	24,614
Midcap Financial Issuer Trust 6.50%, 5/1/28(f)	200,000	197,591
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(f)	31,000	29,636
Investments	Principal Amount	Value
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	$672,000	$577,630
3.10%, 7/30/51, Series B	21,000	14,190
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(f)	29,000	29,589
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(b)(f)	20,000	19,242
Mobius Merger Sub, Inc. 9.00%, 6/1/30(f)	74,000	72,068
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(f)	26,000	9,440
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,409
3.63%, 5/15/30	35,000	33,021
Molina Healthcare, Inc.
4.38%, 6/15/28(f)	47,000	45,064
3.88%, 11/15/30(f)	27,000	24,353
3.88%, 5/15/32(f)	31,000	27,300
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	120,564
5.00%, 5/1/42	100,000	93,807
4.20%, 7/15/46	163,000	134,498
Mondelez International, Inc.
2.63%, 3/17/27	45,000	43,391
4.13%, 5/7/28	30,000	29,692
4.75%, 2/20/29	35,000	35,276
2.75%, 4/13/30	55,000	50,080
1.50%, 2/4/31(b)	80,000	66,835
3.00%, 3/17/32	55,000	48,916
1.88%, 10/15/32	45,000	37,037
2.63%, 9/4/50	100,000	61,019
Monongahela Power Co.
3.55%, 5/15/27(f)	18,000	17,570
5.85%, 2/15/34(f)	16,000	16,620
5.40%, 12/15/43(f)	115,000	112,462
Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	79,000	68,141
Moody’s Corp.
2.00%, 8/19/31	304,000	258,141
3.75%, 2/25/52	191,000	146,403
Morgan Stanley
4.35%, 9/8/26	533,000	531,273
3.63%, 1/20/27	309,000	305,093
3.95%, 4/23/27	309,000	305,097
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	498,290
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	174,354

See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.59%, 7/22/28(a)	$141,000	$137,103
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	735,028
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	183,000	185,422
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	201,000	203,586
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	67,000	60,654
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	446,053
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	68,000	69,151
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	84,374
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	88,490
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,210,128
3.97%, 7/22/38(a)	132,000	115,364
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	110,037
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month Secured Overnight Financing Rate + 1.693% thereafter)(a)	66,000	61,365
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,225
6.38%, 7/24/42	131,000	144,925
4.30%, 1/27/45	38,000	32,633
4.38%, 1/22/47	110,000	94,658
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	46,545
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	228,000	144,875
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	197,102
Mosaic Co.
4.05%, 11/15/27	43,000	42,401
5.38%, 11/15/28	177,000	180,968
5.45%, 11/15/33	36,000	36,413
Investments	Principal Amount	Value
4.88%, 11/15/41	$27,000	$24,509
5.63%, 11/15/43	54,000	52,565
Motiva Enterprises LLC 6.85%, 1/15/40(f)	58,000	62,422
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,009
5.00%, 4/15/29	30,000	30,247
4.60%, 5/23/29	55,000	54,648
2.30%, 11/15/30	65,000	56,820
2.75%, 5/24/31	60,000	53,083
5.60%, 6/1/32	45,000	46,519
5.40%, 4/15/34	80,000	81,296
5.50%, 9/1/44	35,000	34,423
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	58,000	43,015
3.74%, 7/1/49, Series 2019	55,000	37,145
3.39%, 7/1/50, Series 2020	63,000	39,085
MPH Acquisition Holdings LLC
5.75%, 12/31/30(f)	8,463	6,243
11.50%, 12/31/30, PIK(f)	12,952	11,799
6.75%, 3/31/31, PIK(f)	72,585	44,386
MPLX LP
1.75%, 3/1/26	90,000	87,487
4.13%, 3/1/27	75,000	74,275
4.25%, 12/1/27	45,000	44,511
4.00%, 3/15/28	77,000	75,572
4.80%, 2/15/29	45,000	45,087
2.65%, 8/15/30	105,000	93,625
4.95%, 9/1/32	70,000	68,846
5.00%, 3/1/33	80,000	78,595
5.50%, 6/1/34	159,000	159,775
4.50%, 4/15/38	160,000	142,419
5.20%, 3/1/47	91,000	82,079
5.20%, 12/1/47	45,000	40,784
4.70%, 4/15/48	135,000	113,171
5.50%, 2/15/49	135,000	126,442
4.95%, 3/14/52	135,000	116,229
5.65%, 3/1/53	45,000	42,861
4.90%, 4/15/58	45,000	37,590
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/29	76,000	59,027
MSCI, Inc. 3.63%, 11/1/31(f)	160,000	145,681
Munich Re America Corp. 7.45%, 12/15/26, Series B	152,000	160,144
Murphy Oil Corp. 5.88%, 12/1/42	17,000	14,705
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	11,991
4.75%, 9/15/29	43,000	41,451
3.75%, 2/15/31(f)	20,000	17,912

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(f)	$16,000	$16,222
5.35%, 4/9/27(f)	20,000	20,267
5.45%, 12/12/28(f)	16,000	16,432
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(f)	12,000	12,318
Mylan, Inc.
4.55%, 4/15/28	45,000	44,412
5.40%, 11/29/43	45,000	39,902
5.20%, 4/15/48	70,000	58,385
Nabors Industries Ltd. 7.50%, 1/15/28(f)	16,000	15,221
Nabors Industries, Inc.
7.38%, 5/15/27(f)	29,000	29,092
9.13%, 1/31/30(f)	27,000	27,495
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,773
5.35%, 6/28/28	53,000	54,253
1.65%, 1/15/31	46,000	38,853
5.55%, 2/15/34(b)	79,000	81,915
2.50%, 12/21/40	60,000	41,595
3.25%, 4/28/50	45,000	31,156
3.95%, 3/7/52	38,000	29,923
5.95%, 8/15/53	70,000	73,065
6.10%, 6/28/63	70,000	73,206
National Grid USA 5.80%, 4/1/35(b)	595,000	611,530
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(b)(f)	20,000	16,827
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	74,716
5.80%, 1/15/33	97,000	101,748
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.63% thereafter)(a)(b)	453,000	447,817
4.30%, 3/15/49(b)	26,000	21,799
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(f)	21,000	20,892
6.00%, 1/15/27(f)	25,000	24,975
5.50%, 8/15/28(f)	35,000	34,362
5.13%, 12/15/30(f)	27,000	25,569
5.75%, 11/15/31(f)	25,000	24,373
7.13%, 2/1/32(f)	41,000	42,257
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	35,147
5.30%, 11/18/44, Series SR(f)	55,000	52,473
3.90%, 11/30/49(f)	103,000	79,280
Investments	Principal Amount	Value
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(f)	$10,000	$11,328
9.38%, 8/15/39(f)	30,000	39,474
Navient Corp.
4.88%, 3/15/28	198,000	191,969
NCL Corp. Ltd.
5.88%, 3/15/26(f)	23,000	23,020
5.88%, 2/15/27(f)	41,000	41,131
8.13%, 1/15/29(f)	32,000	33,960
7.75%, 2/15/29(f)	25,000	26,574
NCL Finance Ltd. 6.13%, 3/15/28(b)(f)	22,000	22,219
NCR Atleos Corp. 9.50%, 4/1/29(f)	55,000	60,066
NCR Voyix Corp.
5.00%, 10/1/28(f)	30,000	29,108
5.13%, 4/15/29(f)	13,000	12,531
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(f)	108,000	96,838
NESCO Holdings II, Inc. 5.50%, 4/15/29(f)	38,000	35,833
Nestle Capital Corp. 4.88%, 3/12/34(f)	535,000	538,391
Nestle Holdings, Inc.
4.13%, 10/1/27(f)	274,000	273,012
4.85%, 3/14/33(f)	190,000	192,210
NetApp, Inc.
2.38%, 6/22/27	34,000	32,402
2.70%, 6/22/30	50,000	44,889
Netflix, Inc.
4.38%, 11/15/26	62,000	62,073
4.88%, 4/15/28	99,000	100,312
6.38%, 5/15/29	57,000	61,031
5.38%, 11/15/29(f)	37,000	38,154
4.88%, 6/15/30(f)	41,000	41,391
4.90%, 8/15/34(b)	62,000	62,114
5.40%, 8/15/54	74,000	74,457
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,164
2.40%, 5/1/30, Series DD	9,000	8,083
6.75%, 7/1/37, Series R	23,000	25,899
3.13%, 8/1/50, Series EE	61,000	40,443
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/28(f)	28,000	27,463
New Fortress Energy, Inc. 6.50%, 9/30/26(f)	186,000	176,106
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,230
4.06%, 8/1/56	7,000	5,803
2.61%, 8/1/60(b)	6,000	3,493
3.95%, 8/1/19, Series 2019	10,000	7,256

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
New York Life Global Funding
0.85%, 1/15/26(f)	$35,000	$33,987
4.70%, 4/2/26(f)	25,000	25,102
1.15%, 6/9/26(f)	15,000	14,420
2.35%, 7/14/26(f)	20,000	19,505
5.45%, 9/18/26(f)	40,000	40,688
4.90%, 4/2/27(f)	25,000	25,318
3.25%, 4/7/27(f)	20,000	19,577
4.85%, 1/9/28(f)	41,000	41,470
3.00%, 1/10/28(f)	30,000	28,863
4.90%, 6/13/28(f)	30,000	30,421
4.70%, 1/29/29(f)	44,000	44,300
1.20%, 8/7/30(f)	25,000	21,017
1.85%, 8/1/31(f)	20,000	16,970
4.55%, 1/28/33(f)	40,000	39,004
5.00%, 1/9/34(f)	45,000	45,351
New York Life Insurance Co.
5.88%, 5/15/33(f)	40,000	42,243
6.75%, 11/15/39(f)	40,000	45,564
3.75%, 5/15/50(f)	50,000	37,828
4.45%, 5/15/69(f)	60,000	48,110
New York State Electric & Gas Corp. 3.30%, 9/15/49(f)	71,000	48,491
Newell Brands, Inc.
5.70%, 4/1/26	55,000	54,993
6.38%, 9/15/27	20,000	20,267
6.63%, 9/15/29	22,000	22,442
6.38%, 5/15/30	30,000	29,949
6.63%, 5/15/32	18,000	17,921
6.88%, 4/1/36	15,000	14,972
7.00%, 4/1/46	28,000	25,397
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(f)	44,000	34,647
6.00%, 2/15/29(f)	28,000	16,110
Newmark Group, Inc. 7.50%, 1/12/29	46,000	48,887
Newmont Corp. 2.25%, 10/1/30	579,000	510,160
Newmont Corp./Newcrest Finance Pty Ltd. 4.20%, 5/13/50	231,000	192,382
News Corp.
3.88%, 5/15/29(f)	41,000	38,816
5.13%, 2/15/32(f)	31,000	30,020
Nexstar Media, Inc.
5.63%, 7/15/27(b)(f)	69,000	68,300
4.75%, 11/1/28(f)	40,000	37,927
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	28,782
5.25%, 2/28/53	19,000	17,843
5.55%, 3/15/54	445,000	433,750
5.11%, 9/29/57(f)	960,000	867,797
Investments	Principal Amount	Value
NFE Financing LLC 12.00%, 11/15/29(b)(f)	$49,000	$48,407
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(f)	37,000	37,704
8.38%, 2/15/32(f)	53,000	53,884
NGPL PipeCo LLC
4.88%, 8/15/27(f)	29,000	28,933
3.25%, 7/15/31(f)	30,000	26,347
7.77%, 12/15/37(f)	20,000	22,837
Niagara Mohawk Power Corp.
5.78%, 9/16/52(f)	119,000	121,027
NIKE, Inc.
3.25%, 3/27/40	100,000	80,384
3.63%, 5/1/43	184,000	149,567
NiSource, Inc.
3.49%, 5/15/27	60,000	58,691
5.25%, 3/30/28	65,000	66,129
2.95%, 9/1/29	55,000	51,153
3.60%, 5/1/30	71,000	67,316
1.70%, 2/15/31	55,000	46,130
5.40%, 6/30/33	30,000	30,381
5.35%, 4/1/34	60,000	60,673
5.95%, 6/15/41	30,000	31,209
5.25%, 2/15/43	67,000	64,662
4.80%, 2/15/44	70,000	63,690
5.65%, 2/1/45	45,000	45,357
4.38%, 5/15/47	90,000	75,607
3.95%, 3/30/48	70,000	55,067
5.00%, 6/15/52	30,000	27,389
NNN REIT, Inc.
4.30%, 10/15/28	361,000	356,643
3.10%, 4/15/50	55,000	36,014
3.50%, 4/15/51	41,000	28,845
3.00%, 4/15/52	41,000	25,875
Noble Finance II LLC 8.00%, 4/15/30(f)	25,000	25,280
Nordson Corp.
5.60%, 9/15/28	21,000	21,600
5.80%, 9/15/33	35,000	36,775
Nordstrom, Inc. 4.25%, 8/1/31(b)	129,000	115,094
Norfolk Southern Corp.
2.90%, 6/15/26(b)	35,000	34,373
7.80%, 5/15/27	20,000	21,368
3.15%, 6/1/27	20,000	19,480
3.80%, 8/1/28	35,000	34,300
2.55%, 11/1/29	30,000	27,486
5.05%, 8/1/30	45,000	45,794
2.30%, 5/15/31	35,000	30,630
3.00%, 3/15/32	45,000	40,057
See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.45%, 3/1/33	$36,000	$34,967
5.55%, 3/15/34	30,000	31,317
4.84%, 10/1/41	55,000	51,591
3.95%, 10/1/42	54,000	44,835
4.45%, 6/15/45	45,000	39,386
4.65%, 1/15/46	55,000	49,329
3.94%, 11/1/47	70,000	55,967
4.15%, 2/28/48	65,000	53,843
4.10%, 5/15/49	35,000	28,414
3.40%, 11/1/49	35,000	25,259
3.05%, 5/15/50	70,000	46,889
2.90%, 8/25/51	55,000	35,321
4.05%, 8/15/52	70,000	55,676
3.70%, 3/15/53	35,000	26,054
4.55%, 6/1/53	70,000	60,635
5.35%, 8/1/54(b)	90,000	88,050
3.16%, 5/15/55	70,000	45,974
5.95%, 3/15/64	55,000	57,929
5.10%, 8/1/18	30,000	26,997
4.10%, 5/15/21	55,000	39,837
Northern Natural Gas Co. 4.30%, 1/15/49(f)	35,000	28,817
Northern Oil & Gas, Inc.
8.13%, 3/1/28(f)	29,000	29,499
8.75%, 6/15/31(f)	20,000	20,842
Northern States Power Co.
6.25%, 6/1/36	20,000	22,329
3.40%, 8/15/42	24,000	18,781
4.00%, 8/15/45	58,000	48,025
3.60%, 9/15/47	29,000	22,230
2.90%, 3/1/50	39,000	25,797
2.60%, 6/1/51	89,000	54,246
3.20%, 4/1/52	28,000	19,191
4.50%, 6/1/52	33,000	28,478
Northern Trust Corp.
4.00%, 5/10/27	69,000	68,579
3.65%, 8/3/28	35,000	34,197
3.15%, 5/3/29	10,000	9,520
1.95%, 5/1/30	21,000	18,508
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	229,000	221,306
6.13%, 11/2/32(b)	21,000	22,629
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	44,991
3.25%, 1/15/28	125,000	120,706
4.60%, 2/1/29	30,000	30,072
4.40%, 5/1/30	55,000	54,362
4.70%, 3/15/33	70,000	69,005
4.90%, 6/1/34	75,000	74,483
Investments	Principal Amount	Value
5.15%, 5/1/40	$45,000	$44,104
5.05%, 11/15/40	25,000	24,054
4.75%, 6/1/43	85,000	77,995
3.85%, 4/15/45	55,000	44,251
4.03%, 10/15/47	204,000	165,532
5.25%, 5/1/50	90,000	86,338
4.95%, 3/15/53	90,000	82,612
5.20%, 6/1/54	105,000	100,332
Northwell Healthcare, Inc.
3.98%, 11/1/46	126,000	101,275
4.26%, 11/1/47	55,000	45,701
3.81%, 11/1/49	29,000	22,439
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	29,620
NorthWestern Corp. 4.18%, 11/15/44	24,000	20,215
Northwestern Mutual Life Insurance Co. 3.63%, 9/30/59(f)	244,000	170,120
Northwestern University
4.64%, 12/1/44	11,000	10,474
2.64%, 12/1/50, Series 2020	6,000	3,796
3.66%, 12/1/57, Series 2017	6,000	4,475
NOV, Inc.
3.60%, 12/1/29(b)	36,000	34,016
3.95%, 12/1/42	100,000	76,744
Novant Health, Inc.
2.64%, 11/1/36	22,000	17,656
3.17%, 11/1/51	38,000	26,364
3.32%, 11/1/61	22,000	14,848
Novelis Corp.
4.75%, 1/30/30(f)	104,000	98,047
3.88%, 8/15/31(f)	23,000	20,236
NRG Energy, Inc.
2.00%, 12/2/25(f)	20,000	19,550
2.45%, 12/2/27(f)	36,000	33,755
5.75%, 1/15/28	33,000	33,100
3.38%, 2/15/29(f)	20,000	18,425
4.45%, 6/15/29(f)	20,000	19,449
5.25%, 6/15/29(f)	30,000	29,429
5.75%, 7/15/29(f)	33,000	32,647
3.63%, 2/15/31(f)	41,000	36,657
3.88%, 2/15/32(f)	19,000	16,957
6.00%, 2/1/33(f)	37,000	36,629
7.00%, 3/15/33(f)	40,000	43,550
6.25%, 11/1/34(f)	38,000	38,166
NSTAR Electric Co. 1.95%, 8/15/31	6,000	5,078
Nucor Corp.
5.20%, 8/1/43	15,000	14,938
4.40%, 5/1/48	88,000	75,925

See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.85%, 4/1/52	$24,000	$18,664
2.98%, 12/15/55	95,000	59,767
NuStar Logistics LP
5.75%, 10/1/25	25,000	25,030
6.00%, 6/1/26	20,000	20,131
5.63%, 4/28/27	23,000	23,108
6.38%, 10/1/30	25,000	25,549
Nuveen LLC 4.00%, 11/1/28(f)	40,000	39,309
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,702
1.55%, 6/15/28	26,000	23,928
2.85%, 4/1/30	31,000	28,848
2.00%, 6/15/31	25,000	21,699
3.50%, 4/1/40	21,000	17,797
3.50%, 4/1/50	41,000	31,648
3.70%, 4/1/60	10,000	7,681
NVR, Inc. 3.00%, 5/15/30	64,000	58,313
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	15,000	15,800
4.78%, 7/1/44	13,000	12,287
4.37%, 7/1/47	64,000	55,669
3.38%, 7/1/55, Series 2020(b)	24,000	17,255
Occidental Petroleum Corp.
7.88%, 9/15/31	673,000	759,975
6.45%, 9/15/36	284,000	297,734
4.20%, 3/15/48	118,000	87,349
6.05%, 10/1/54	51,000	49,459
Office Properties Income Trust 9.00%, 9/30/29(f)	64,000	54,149
OGE Energy Corp. 5.45%, 5/15/29	22,000	22,574
Oglethorpe Power Corp.
5.95%, 11/1/39	136,000	142,046
5.38%, 11/1/40	40,000	39,291
5.05%, 10/1/48	45,000	40,825
3.75%, 8/1/50	40,000	29,086
5.25%, 9/1/50	43,000	40,195
6.20%, 12/1/53	35,000	36,938
Ohio Edison Co.
5.50%, 1/15/33(f)	12,000	12,240
6.88%, 7/15/36	32,000	36,157
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	34,875
OI European Group BV 4.75%, 2/15/30(f)	16,000	14,758
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	29,000	28,365
3.30%, 3/15/30	6,000	5,622
Investments	Principal Amount	Value
3.25%, 4/1/30	$6,000	$5,615
5.40%, 1/15/33	33,000	33,955
4.15%, 4/1/47	86,000	70,405
3.85%, 8/15/47	20,000	15,629
5.60%, 4/1/53(b)	33,000	33,100
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,615
5.75%, 3/28/34	29,000	29,768
3.85%, 6/11/51	59,000	43,118
Olin Corp. 5.63%, 8/1/29	65,000	63,903
Olympus Water U.S. Holding Corp. 7.13%, 10/1/27(f)	200,000	202,979
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	118,772
3.63%, 10/1/29	35,000	32,845
3.38%, 2/1/31	58,000	52,491
3.25%, 4/15/33	34,000	29,168
Omnicom Group, Inc.
2.45%, 4/30/30	43,000	38,517
4.20%, 6/1/30(b)	43,000	41,995
2.60%, 8/1/31	57,000	49,890
5.30%, 11/1/34	52,000	52,366
ON Semiconductor Corp. 3.88%, 9/1/28(f)	29,000	27,464
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	35,000	34,198
4.30%, 5/15/28	45,000	44,788
3.70%, 11/15/28	50,000	48,545
5.75%, 3/15/29(b)	25,000	26,039
2.75%, 5/15/30	15,000	13,682
7.00%, 5/1/32	10,000	11,207
4.15%, 6/1/32	10,000	9,520
4.55%, 9/15/32	15,000	14,637
7.25%, 1/15/33	5,000	5,752
5.65%, 11/15/33	15,000	15,642
7.50%, 9/1/38	15,000	17,965
5.25%, 9/30/40	20,000	19,746
4.55%, 12/1/41	20,000	18,051
5.30%, 6/1/42	15,000	14,763
3.75%, 4/1/45	25,000	19,691
3.80%, 9/30/47	15,000	11,669
4.10%, 11/15/48	34,000	27,421
3.80%, 6/1/49	20,000	15,342
3.10%, 9/15/49	179,000	120,574
3.70%, 5/15/50	99,000	73,752
2.70%, 11/15/51	90,000	54,684
4.60%, 6/1/52	15,000	12,944
4.95%, 9/15/52	40,000	36,430
5.35%, 10/1/52	15,000	14,478

See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
ONE Gas, Inc.
5.10%, 4/1/29	$21,000	$21,391
2.00%, 5/15/30	6,000	5,277
4.25%, 9/1/32	6,000	5,772
4.66%, 2/1/44	29,000	26,208
4.50%, 11/1/48	20,000	17,096
OneAmerica Financial Partners, Inc. 4.25%, 10/15/50(b)(f)	16,000	12,501
OneMain Finance Corp.
3.50%, 1/15/27	30,000	28,974
6.63%, 1/15/28	30,000	30,553
3.88%, 9/15/28	24,000	22,514
6.63%, 5/15/29	36,000	36,729
5.38%, 11/15/29	30,000	29,342
7.88%, 3/15/30	28,000	29,468
4.00%, 9/15/30	60,000	54,097
7.50%, 5/15/31	30,000	31,299
7.13%, 11/15/31(b)	30,000	30,888
ONEOK Partners LP
6.85%, 10/15/37	53,000	58,340
6.20%, 9/15/43	412,000	423,938
ONEOK, Inc.
4.25%, 9/24/27	72,000	71,313
4.55%, 7/15/28	46,000	45,801
5.65%, 11/1/28	43,000	44,307
4.35%, 3/15/29	40,000	39,397
3.40%, 9/1/29	41,000	38,706
4.75%, 10/15/31	90,000	88,567
6.05%, 9/1/33	108,000	113,259
5.05%, 11/1/34	115,000	112,174
5.15%, 10/15/43	11,000	10,134
4.25%, 9/15/46	44,000	35,041
4.20%, 10/3/47	133,000	104,410
5.20%, 7/15/48	100,000	90,685
4.85%, 2/1/49	44,000	37,507
4.45%, 9/1/49	23,000	18,611
7.15%, 1/15/51	26,000	29,042
6.63%, 9/1/53	153,000	165,142
5.70%, 11/1/54	132,000	127,195
5.85%, 11/1/64	63,000	60,611
Option Care Health, Inc. 4.38%, 10/31/29(f)	20,000	18,818
Oracle Corp.
3.25%, 11/15/27	483,000	467,432
6.15%, 11/9/29	105,000	111,151
2.95%, 4/1/30	1,310,000	1,203,401
4.70%, 9/27/34	126,000	121,193
3.90%, 5/15/35	429,000	383,877
3.85%, 7/15/36	110,000	95,924
6.50%, 4/15/38	110,000	120,010
Investments	Principal Amount	Value
6.13%, 7/8/39	$164,000	$173,505
5.38%, 7/15/40	642,000	625,759
4.13%, 5/15/45	657,000	531,500
3.85%, 4/1/60	70,000	49,309
4.10%, 3/25/61	1,775,000	1,305,015
O’Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,682
5.75%, 11/20/26	46,000	46,898
3.60%, 9/1/27	46,000	44,990
4.35%, 6/1/28	31,000	30,784
3.90%, 6/1/29	36,000	34,978
4.20%, 4/1/30	36,000	35,154
1.75%, 3/15/31	186,000	156,035
4.70%, 6/15/32(b)	61,000	59,936
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/31(b)(f)	200,000	182,411
Orlando Health Obligated Group
4.09%, 10/1/48	41,000	34,001
3.33%, 10/1/50	17,000	12,348
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/30(f)	24,000	23,450
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	29,632
5.25%, 8/16/28	46,000	47,086
2.57%, 2/15/30	106,000	95,877
3.11%, 2/15/40	68,000	52,549
3.36%, 2/15/50	68,000	48,113
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(f)	27,000	26,485
4.25%, 1/15/29(f)	20,000	18,815
4.63%, 3/15/30(b)(f)	28,000	26,219
7.38%, 2/15/31(f)	23,000	24,213
Ovintiv, Inc.
5.38%, 1/1/26	30,000	30,092
5.65%, 5/15/28	45,000	46,145
8.13%, 9/15/30	20,000	22,697
7.20%, 11/1/31	25,000	27,336
7.38%, 11/1/31	35,000	38,644
6.25%, 7/15/33	45,000	46,927
6.50%, 8/15/34	55,000	58,118
6.63%, 8/15/37	40,000	42,203
6.50%, 2/1/38	40,000	41,882
7.10%, 7/15/53	35,000	38,287
Owens & Minor, Inc.
4.50%, 3/31/29(b)(f)	20,000	17,587
6.63%, 4/1/30(b)(f)	23,000	21,243
Owens Corning
3.40%, 8/15/26	25,000	24,593
5.50%, 6/15/27	30,000	30,575

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.95%, 8/15/29	$32,000	$31,009
3.50%, 2/15/30	25,000	23,507
3.88%, 6/1/30	21,000	20,064
5.70%, 6/15/34	50,000	51,757
7.00%, 12/1/36	44,000	50,243
4.30%, 7/15/47	54,000	44,638
4.40%, 1/30/48	36,000	30,219
5.95%, 6/15/54	65,000	67,099
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(f)	25,000	25,000
7.25%, 5/15/31(f)	47,000	46,421
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/29, PIK(f)	45,279	46,764
PACCAR Financial Corp.
4.60%, 1/10/28	22,000	22,228
4.95%, 8/10/28	22,000	22,478
4.60%, 1/31/29	44,000	44,390
5.00%, 3/22/34	48,000	48,880
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	36,344
3.30%, 3/15/27	25,000	24,268
5.45%, 6/15/27	128,000	129,452
2.10%, 8/1/27	62,000	57,931
3.00%, 6/15/28	50,000	46,955
3.75%, 7/1/28	55,000	52,845
6.10%, 1/15/29	53,000	54,668
4.20%, 3/1/29	25,000	24,219
5.55%, 5/15/29	53,000	53,871
4.55%, 7/1/30	216,000	209,082
2.50%, 2/1/31	139,000	119,838
3.25%, 6/1/31	70,000	62,652
4.40%, 3/1/32	340,000	319,125
5.90%, 6/15/32	42,000	43,097
6.15%, 1/15/33	52,000	53,852
6.40%, 6/15/33	80,000	84,637
6.95%, 3/15/34	56,000	61,375
5.80%, 5/15/34	218,000	222,984
4.50%, 7/1/40	176,000	153,027
3.30%, 8/1/40	90,000	67,660
4.20%, 6/1/41	43,000	34,965
4.45%, 4/15/42	36,000	30,268
3.75%, 8/15/42	32,000	24,496
4.60%, 6/15/43	43,000	36,550
4.75%, 2/15/44	61,000	52,302
4.30%, 3/15/45	54,000	43,150
4.25%, 3/15/46	41,000	32,692
4.00%, 12/1/46	54,000	41,063
4.95%, 7/1/50	279,000	240,655
3.50%, 8/1/50	173,000	119,332
5.25%, 3/1/52	50,000	45,074
Investments	Principal Amount	Value
6.75%, 1/15/53	$140,000	$151,614
6.70%, 4/1/53	68,000	73,765
Pacific Life Global Funding II
1.38%, 4/14/26(f)	35,000	33,875
5.50%, 8/28/26(f)	25,000	25,409
1.45%, 1/20/28(f)	25,000	23,050
4.90%, 4/4/28(f)	15,000	15,187
5.50%, 7/18/28(f)	20,000	20,616
1.60%, 9/21/28(f)	10,000	9,022
4.90%, 1/11/29(f)	15,000	15,195
2.45%, 1/11/32(f)	15,000	12,730
Pacific Life Insurance Co.
9.25%, 6/15/39(f)	10,000	13,575
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(f)	56,000	46,080
Pacific LifeCorp
6.60%, 9/15/33(f)	25,000	27,370
5.13%, 1/30/43(f)	15,000	14,334
3.35%, 9/15/50(f)	30,000	20,991
5.40%, 9/15/52(f)	30,000	29,217
PacifiCorp
5.10%, 2/15/29	27,000	27,405
3.50%, 6/15/29	22,000	21,028
2.70%, 9/15/30	8,000	7,157
5.30%, 2/15/31	14,000	14,249
7.70%, 11/15/31	6,000	6,935
5.45%, 2/15/34	22,000	22,191
5.25%, 6/15/35	20,000	20,106
6.10%, 8/1/36	7,000	7,385
4.15%, 2/15/50	1,222,000	962,968
2.90%, 6/15/52	49,000	29,997
5.35%, 12/1/53	72,000	67,299
Packaging Corp. of America 3.00%, 12/15/29	341,000	315,847
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(f)	131,000	131,748
Panther Escrow Issuer LLC 7.13%, 6/1/31(f)	121,000	124,590
Paramount Global
2.90%, 1/15/27	37,000	35,679
3.38%, 2/15/28	60,000	57,378
3.70%, 6/1/28	31,000	29,764
4.20%, 6/1/29	31,000	29,773
7.88%, 7/30/30	58,000	63,852
4.95%, 1/15/31	87,000	83,793
4.20%, 5/19/32	70,000	63,246
5.50%, 5/15/33	30,000	29,125
6.88%, 4/30/36	97,000	101,688
See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.90%, 10/15/40	$27,000	$24,658
4.85%, 7/1/42	45,000	37,043
4.38%, 3/15/43	130,000	98,964
5.85%, 9/1/43	113,000	101,747
5.25%, 4/1/44	31,000	25,713
4.90%, 8/15/44	50,000	40,067
4.60%, 1/15/45	54,000	41,584
4.95%, 5/19/50	90,000	71,015
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	24,990
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	41,000	40,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(f)	30,000	29,772
4.88%, 5/15/29(f)	31,000	29,657
7.00%, 2/1/30(f)	22,000	22,501
Park River Holdings, Inc.
5.63%, 2/1/29(f)	16,000	13,677
6.75%, 8/1/29(f)	14,000	12,145
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	44,067
4.25%, 9/15/27	75,000	74,677
3.25%, 6/14/29	70,000	66,447
4.50%, 9/15/29	70,000	69,929
4.20%, 11/21/34	45,000	42,684
6.25%, 5/15/38, Series A	36,000	39,590
4.45%, 11/21/44	45,000	39,915
4.10%, 3/1/47	55,000	45,942
4.00%, 6/14/49	70,000	56,624
PartnerRe Finance B LLC
3.70%, 7/2/29	48,000	46,267
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	41,815
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/28(f)	29,000	27,540
Patterson-UTI Energy, Inc. 7.15%, 10/1/33	58,000	61,503
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	57,465
3.90%, 6/1/27	23,000	22,779
2.85%, 10/1/29	70,000	65,135
2.30%, 6/1/30	27,000	24,105
4.40%, 6/1/32	27,000	26,356
5.15%, 6/1/34	23,000	23,268
3.25%, 6/1/50	66,000	45,856
5.05%, 6/1/52	66,000	62,032
Investments	Principal Amount	Value
5.50%, 6/1/54	$26,000	$25,962
5.25%, 6/1/62	33,000	30,874
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(f)	309,000	293,155
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	31,921
7.88%, 9/15/30(f)	20,000	19,165
PeaceHealth Obligated Group
1.38%, 11/15/25, Series 2020	22,000	21,468
4.79%, 11/15/48, Series 2018	19,000	16,824
3.22%, 11/15/50, Series 2020	22,000	14,652
PECO Energy Co.
4.90%, 6/15/33	12,000	11,985
5.95%, 10/1/36	20,000	21,646
4.15%, 10/1/44	20,000	17,043
3.70%, 9/15/47	21,000	16,251
3.90%, 3/1/48	42,000	33,346
3.00%, 9/15/49	21,000	14,246
2.80%, 6/15/50	23,000	14,831
3.05%, 3/15/51	107,000	71,454
2.85%, 9/15/51	24,000	15,433
4.60%, 5/15/52	23,000	20,189
4.38%, 8/15/52	28,000	23,792
Penn Entertainment, Inc.
5.63%, 1/15/27(f)	16,000	15,859
4.13%, 7/1/29(f)	16,000	14,591
Penn Mutual Life Insurance Co. 3.80%, 4/29/61(f)	20,000	13,163
PennyMac Financial Services, Inc. 4.25%, 2/15/29(f)	197,000	185,189
Penske Automotive Group, Inc.
3.50%, 9/1/25	61,000	60,560
3.75%, 6/15/29	27,000	25,175
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(f)	31,000	30,238
4.45%, 1/29/26(f)	17,000	16,965
5.75%, 5/24/26(f)	29,000	29,371
1.70%, 6/15/26(f)	31,000	29,863
3.40%, 11/15/26(f)	25,000	24,480
5.35%, 1/12/27(f)	21,000	21,244
4.20%, 4/1/27(f)	21,000	20,799
4.40%, 7/1/27(f)	31,000	30,795
5.88%, 11/15/27(f)	21,000	21,607
5.70%, 2/1/28(f)	31,000	31,807
5.55%, 5/1/28(f)	31,000	31,707
6.05%, 8/1/28(f)	45,000	46,747
5.35%, 3/30/29(b)(f)	21,000	21,398
3.35%, 11/1/29(f)	12,000	11,251
6.20%, 6/15/30(f)	21,000	22,246

See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Pentair Finance SARL
4.50%, 7/1/29	$28,000	$27,742
5.90%, 7/15/32	28,000	29,272
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,196
4.55%, 2/16/29	21,000	21,108
4.70%, 2/16/34	9,000	8,908
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,462
2.63%, 3/19/27(b)	23,000	22,323
3.00%, 10/15/27	70,000	67,948
3.60%, 2/18/28	35,000	34,442
4.45%, 5/15/28	30,000	30,221
7.00%, 3/1/29	24,000	26,335
2.63%, 7/29/29	20,000	18,625
2.75%, 3/19/30	30,000	27,707
1.63%, 5/1/30	21,000	18,257
1.40%, 2/25/31	15,000	12,542
1.95%, 10/21/31	25,000	21,303
3.90%, 7/18/32	25,000	23,872
4.45%, 2/15/33(b)	20,000	20,057
5.50%, 1/15/40	25,000	26,064
3.50%, 3/19/40(b)	15,000	12,495
4.88%, 11/1/40	15,000	14,665
2.63%, 10/21/41	35,000	25,057
4.00%, 3/5/42	78,000	67,198
3.60%, 8/13/42	15,000	12,177
4.25%, 10/22/44	15,000	13,221
4.45%, 4/14/46	84,000	75,444
3.45%, 10/6/46	43,000	32,901
4.00%, 5/2/47	27,000	22,486
3.38%, 7/29/49	24,000	17,801
2.88%, 10/15/49	49,000	32,948
3.63%, 3/19/50	197,000	151,398
2.75%, 10/21/51	49,000	31,507
4.20%, 7/18/52	115,000	96,412
4.65%, 2/15/53	24,000	21,694
3.88%, 3/19/60	25,000	19,395
Performance Food Group, Inc.
5.50%, 10/15/27(f)	43,000	42,853
4.25%, 8/1/29(f)	171,000	161,364
Permian Resources Operating LLC 5.88%, 7/1/29(f)	177,000	176,437
Perrigo Finance Unlimited Co. 6.13%, 9/30/32, Series USD(b)	86,000	86,025
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33(b)	135,000	133,719
5.11%, 5/19/43	197,000	190,297
5.30%, 5/19/53	395,000	383,349
5.34%, 5/19/63	389,000	371,570
Investments	Principal Amount	Value
Pfizer, Inc.
2.63%, 4/1/30	$34,000	$31,084
1.70%, 5/28/30	27,000	23,485
1.75%, 8/18/31	27,000	22,848
4.00%, 12/15/36	66,000	60,593
4.10%, 9/15/38	46,000	41,402
3.90%, 3/15/39	49,000	42,815
7.20%, 3/15/39	164,000	196,309
2.55%, 5/28/40	66,000	47,517
5.60%, 9/15/40	33,000	34,112
4.30%, 6/15/43	49,000	43,219
4.40%, 5/15/44	65,000	57,919
4.13%, 12/15/46	82,000	68,513
4.20%, 9/15/48	65,000	54,651
4.00%, 3/15/49	82,000	66,580
2.70%, 5/28/50	82,000	52,037
PG&E Corp.
5.00%, 7/1/28	41,000	40,007
5.25%, 7/1/30	41,000	39,414
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	1,244,474	1,131,156
PG&E Recovery Funding LLC 5.26%, 1/15/38, Series A-2	675,000	682,486
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	274,292	269,600
4.26%, 6/1/36, Series A-2	1,250,000	1,187,967
5.08%, 6/1/41, Series A-3	400,000	395,609
Philip Morris International, Inc.
4.88%, 2/13/26	193,000	193,630
5.13%, 2/15/30	165,000	168,045
2.10%, 5/1/30	24,000	21,185
5.38%, 2/15/33	360,000	368,619
4.88%, 11/15/43	271,000	250,215
Phillips 66
3.90%, 3/15/28	355,000	347,859
5.88%, 5/1/42	605,000	614,015
4.90%, 10/1/46	21,000	18,483
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	21,512
5.75%, 7/15/34	32,000	32,679
Piedmont Healthcare, Inc.
2.04%, 1/1/32, Series 2032	6,000	5,017
2.72%, 1/1/42, Series 2042	16,000	11,527
2.86%, 1/1/52	41,000	26,540
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/50	81,000	55,524
5.05%, 5/15/52	114,000	102,523
Piedmont Operating Partnership LP 3.15%, 8/15/30	77,000	67,202

See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Pike Corp.
5.50%, 9/1/28(f)	$30,000	$29,390
8.63%, 1/31/31(f)	16,000	17,208
Pilgrim’s Pride Corp.
4.25%, 4/15/31	72,000	67,977
3.50%, 3/1/32	64,000	56,711
6.25%, 7/1/33	72,000	75,202
6.88%, 5/15/34	46,000	50,197
Pioneer Natural Resources Co. 1.90%, 8/15/30	57,000	49,632
Pitney Bowes, Inc.
6.88%, 3/15/27(f)	16,000	16,071
7.25%, 3/15/29(f)	14,000	14,153
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	45,947
3.55%, 12/15/29	71,000	67,137
3.80%, 9/15/30	54,000	50,884
5.70%, 9/15/34	55,000	56,225
6.65%, 1/15/37	54,000	58,252
5.15%, 6/1/42	45,000	41,157
4.30%, 1/31/43	32,000	26,309
4.70%, 6/15/44	62,000	53,296
4.90%, 2/15/45	59,000	51,931
Playtika Holding Corp. 4.25%, 3/15/29(f)	29,000	26,335
PNC Bank NA 3.10%, 10/25/27	459,000	444,099
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	66,338
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)(b)	49,000	49,040
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	395,000	340,155
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	227,000	239,440
Polar Tankers, Inc. 5.95%, 5/10/37(f)	31,081	32,143
Post Holdings, Inc.
5.50%, 12/15/29(f)	100,000	98,033
4.63%, 4/15/30(b)(f)	193,000	181,392
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,086
6.50%, 11/15/37	33,000	37,066
4.15%, 3/15/43	42,000	35,795
5.50%, 3/15/54	20,000	20,002
PPG Industries, Inc.
1.20%, 3/15/26	43,000	41,545
3.75%, 3/15/28	49,000	48,103
Investments	Principal Amount	Value
2.80%, 8/15/29	$22,000	$20,390
2.55%, 6/15/30(b)	22,000	19,879
PPL Capital Funding, Inc. 5.25%, 9/1/34	68,000	67,962
PPL Electric Utilities Corp. 3.95%, 6/1/47	56,000	45,900
PRA Group, Inc.
8.38%, 2/1/28(f)	16,000	16,577
5.00%, 10/1/29(b)(f)	14,000	13,084
8.88%, 1/31/30(f)	16,000	16,872
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(f)	65,000	47,831
5.88%, 9/1/31(f)	30,000	19,539
President & Fellows of Harvard College
4.61%, 2/15/35(b)	15,000	14,960
3.15%, 7/15/46	10,000	7,525
2.52%, 10/15/50	10,000	6,355
3.75%, 11/15/52	10,000	8,021
3.30%, 7/15/56	10,000	7,215
Prestige Brands, Inc.
5.13%, 1/15/28(f)	42,000	41,503
3.75%, 4/1/31(b)(f)	25,000	22,565
Prime Healthcare Services, Inc. 9.38%, 9/1/29(f)	60,000	56,873
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(f)	55,000	55,287
3.38%, 8/31/27(f)	205,000	194,925
6.25%, 1/15/28(b)(f)	53,000	53,110
Primerica, Inc. 2.80%, 11/19/31	42,000	36,600
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(f)	31,000	30,914
4.38%, 4/30/29(f)	31,000	29,766
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,457
3.70%, 5/15/29	10,000	9,638
2.13%, 6/15/30	126,000	110,823
6.05%, 10/15/36	100,000	107,774
4.63%, 9/15/42	20,000	18,267
4.35%, 5/15/43	11,000	9,706
Principal Life Global Funding II
1.25%, 8/16/26(f)	25,000	23,893
1.50%, 11/17/26(f)	25,000	23,788
5.00%, 1/16/27(f)	20,000	20,197
5.50%, 6/28/28(f)	12,000	12,304
5.10%, 1/25/29(f)	20,000	20,305
2.50%, 9/16/29(b)(f)	20,000	18,332
1.63%, 11/19/30(f)	18,000	15,198

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Private Export Funding Corp. 3.90%, 10/15/27, Series QQ	$157,000	$155,564
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,278
2.80%, 3/25/27	77,000	74,990
PROG Holdings, Inc. 6.00%, 11/15/29(f)	25,000	23,879
Progress Energy, Inc. 6.00%, 12/1/39	733,000	761,186
Progressive Corp.
2.45%, 1/15/27	27,000	26,114
2.50%, 3/15/27	27,000	26,084
4.00%, 3/1/29	30,000	29,518
6.63%, 3/1/29	16,000	17,271
3.20%, 3/26/30	10,000	9,403
3.00%, 3/15/32	10,000	8,950
6.25%, 12/1/32	25,000	27,356
4.95%, 6/15/33	10,000	10,085
4.35%, 4/25/44	23,000	20,165
3.70%, 1/26/45	26,000	20,651
4.13%, 4/15/47	56,000	46,695
4.20%, 3/15/48	39,000	32,974
3.95%, 3/26/50	33,000	26,539
3.70%, 3/15/52	33,000	25,380
Prologis LP
3.25%, 10/1/26	309,000	303,574
2.25%, 4/15/30	100,000	89,161
1.75%, 7/1/30(b)	292,000	251,482
4.38%, 9/15/48	76,000	65,094
3.00%, 4/15/50	35,000	23,473
2.13%, 10/15/50	123,000	67,752
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(f)	20,000	20,420
5.50%, 4/1/34(f)	20,000	20,461
5.25%, 1/15/35(f)	20,000	20,065
Protective Life Corp.
4.30%, 9/30/28(f)	17,000	16,886
3.40%, 1/15/30(f)	17,000	15,996
Protective Life Global Funding 1.90%, 7/6/28(f)	219,000	201,576
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	47,000	36,490
3.93%, 10/1/48, Series A	43,000	33,597
2.70%, 10/1/51, Series 21A	76,000	46,191
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	35,929
3.88%, 3/27/28	29,000	28,535
2.10%, 3/10/30	10,000	8,951
5.75%, 7/15/33, Series B	10,000	10,622
5.70%, 12/14/36, Series D	79,000	83,451
Investments	Principal Amount	Value
6.63%, 12/1/37, Series D(b)	$15,000	$16,921
3.00%, 3/10/40	20,000	15,248
6.63%, 6/21/40	15,000	16,977
4.60%, 5/15/44	35,000	31,571
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)	45,000	43,871
3.91%, 12/7/47	58,000	45,923
4.42%, 3/27/48	46,000	39,374
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	59,981
3.94%, 12/7/49	68,000	53,426
4.35%, 2/25/50	65,000	55,064
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	49,473
3.70%, 3/13/51	97,000	73,258
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	66,772
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	85,215
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	102,000	106,603
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	71,926
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	402,239
4.10%, 6/15/48	755,000	604,447
3.20%, 3/1/50, Series 34	36,000	24,528
2.70%, 1/15/51, Series 36	47,000	28,988
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	1,140,000	986,328
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	24,537
Public Service Electric & Gas Co.
0.95%, 3/15/26(b)	185,000	178,873
2.25%, 9/15/26	73,000	70,824
3.00%, 5/15/27(b)	30,000	29,169
3.70%, 5/1/28	25,000	24,481
3.65%, 9/1/28	25,000	24,358
3.20%, 5/15/29	10,000	9,514
2.45%, 1/15/30	5,000	4,543
1.90%, 8/15/31	10,000	8,477
3.10%, 3/15/32	10,000	9,026
4.90%, 12/15/32	10,000	10,058
4.65%, 3/15/33	10,000	9,903
5.20%, 8/1/33	10,000	10,180
See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
5.20%, 3/1/34(b)	$10,000	$10,197
4.85%, 8/1/34	12,000	11,917
5.80%, 5/1/37, Series E	15,000	15,925
5.50%, 3/1/40	15,000	15,416
3.95%, 5/1/42	20,000	16,812
3.65%, 9/1/42	19,000	15,293
3.80%, 1/1/43	18,000	14,740
3.80%, 3/1/46	30,000	24,030
3.60%, 12/1/47	19,000	14,537
4.05%, 5/1/48	44,000	36,316
3.85%, 5/1/49	20,000	15,920
3.20%, 8/1/49	22,000	15,431
3.15%, 1/1/50	17,000	11,833
2.70%, 5/1/50	65,000	41,269
2.05%, 8/1/50	20,000	10,783
3.00%, 3/1/51	64,000	42,683
5.13%, 3/15/53	22,000	21,014
5.45%, 8/1/53	22,000	21,993
5.45%, 3/1/54	30,000	29,889
5.30%, 8/1/54	55,000	53,466
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	46,452
5.88%, 10/15/28	35,000	36,456
5.20%, 4/1/29	55,000	56,081
1.60%, 8/15/30	40,000	33,963
2.45%, 11/15/31	55,000	47,235
6.13%, 10/15/33	30,000	31,801
5.45%, 4/1/34	45,000	45,633
Public Storage Operating Co. 1.50%, 11/9/26	309,000	294,657
Puget Energy, Inc.
2.38%, 6/15/28	75,000	69,652
4.10%, 6/15/30	38,000	36,202
4.22%, 3/15/32	32,000	29,881
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,161
6.27%, 3/15/37	16,000	17,387
5.76%, 10/1/39	19,000	19,734
5.80%, 3/15/40	18,000	18,560
5.64%, 4/15/41	16,000	16,162
4.30%, 5/20/45	23,000	19,257
4.22%, 6/15/48	33,000	27,207
3.25%, 9/15/49	24,000	16,659
2.89%, 9/15/51	24,000	15,153
5.45%, 6/1/53	22,000	21,657
5.69%, 6/15/54	46,000	46,621
PulteGroup, Inc. 7.88%, 6/15/32	122,000	140,974
Qorvo, Inc. 4.38%, 10/15/29	79,000	75,615
Investments	Principal Amount	Value
QUALCOMM, Inc.
3.25%, 5/20/27	$145,000	$142,043
1.30%, 5/20/28	70,000	63,806
2.15%, 5/20/30	25,000	22,325
1.65%, 5/20/32	25,000	20,305
4.25%, 5/20/32(b)	10,000	9,735
5.40%, 5/20/33	15,000	15,650
4.65%, 5/20/35	44,000	43,319
4.80%, 5/20/45	65,000	60,047
4.30%, 5/20/47	70,000	59,598
3.25%, 5/20/50	115,000	80,950
4.50%, 5/20/52	69,000	59,748
6.00%, 5/20/53	78,000	83,318
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,054
2.90%, 10/1/30	71,000	63,959
2.35%, 1/15/32	36,000	30,376
5.25%, 8/9/34	44,000	43,595
3.05%, 10/1/41	45,000	32,071
Quest Diagnostics, Inc.
4.63%, 12/15/29	42,000	41,843
2.95%, 6/30/30	56,000	51,338
2.80%, 6/30/31	243,000	216,301
6.40%, 11/30/33	52,000	56,787
5.00%, 12/15/34	10,000	9,905
QVC, Inc.
6.88%, 4/15/29(b)(f)	28,000	22,911
5.45%, 8/15/34	17,000	9,992
5.95%, 3/15/43	12,000	6,646
Radian Group, Inc.
4.88%, 3/15/27	97,000	96,739
6.20%, 5/15/29	53,000	54,767
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26(f)	37,000	32,172
6.50%, 9/15/28(f)	41,000	28,697
Radiology Partners, Inc. 9.78%, 2/15/30, PIK(f)	29,558	28,039
Rand Parent LLC 8.50%, 2/15/30(f)	35,000	35,978
Range Resources Corp.
8.25%, 1/15/29	35,000	36,041
4.75%, 2/15/30(b)(f)	20,000	19,138
Raven Acquisition Holdings LLC 6.88%, 11/15/31(f)	52,000	51,442
Raymond James Financial, Inc. 4.95%, 7/15/46	78,000	71,567
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/29(f)	25,000	21,501
Realty Income Corp.
2.10%, 3/15/28	110,000	102,399
3.40%, 1/15/30	100,000	94,021

See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.25%, 1/15/31	$295,000	$271,829
5.38%, 9/1/54	27,000	26,463
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,597
6.05%, 4/15/28	77,000	78,845
6.30%, 2/15/30	79,000	82,224
6.40%, 4/15/33	89,000	92,456
Regency Centers LP 3.70%, 6/15/30	289,000	274,284
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	75,767
2.80%, 9/15/50	68,000	41,426
Regions Financial Corp.
1.80%, 8/12/28	136,000	123,624
7.38%, 12/10/37	42,000	47,960
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,796
3.90%, 5/15/29	43,000	41,602
3.15%, 6/15/30	43,000	39,596
6.00%, 9/15/33	29,000	30,302
5.75%, 9/15/34	59,000	60,551
Republic Services, Inc.
0.88%, 11/15/25(b)	20,000	19,487
2.90%, 7/1/26	30,000	29,449
3.38%, 11/15/27	40,000	38,966
3.95%, 5/15/28	49,000	48,263
4.88%, 4/1/29	55,000	55,573
5.00%, 11/15/29	19,000	19,301
2.30%, 3/1/30	45,000	40,385
1.45%, 2/15/31	45,000	37,386
1.75%, 2/15/32	55,000	45,348
2.38%, 3/15/33	50,000	41,577
5.00%, 12/15/33	45,000	45,163
5.00%, 4/1/34	70,000	70,068
5.20%, 11/15/34	32,000	32,522
6.20%, 3/1/40	35,000	38,279
5.70%, 5/15/41	35,000	36,038
3.05%, 3/1/50	35,000	24,449
Resideo Funding, Inc.
4.00%, 9/1/29(f)	12,000	11,073
6.50%, 7/15/32(f)	24,000	24,236
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(e)	200,000	181,259
Revvity, Inc.
1.90%, 9/15/28	31,000	28,250
3.30%, 9/15/29	61,000	57,215
2.55%, 3/15/31	29,000	25,143
2.25%, 9/15/31	53,000	44,769
3.63%, 3/15/51	36,000	25,725
Investments	Principal Amount	Value
Reworld Holding Corp.
4.88%, 12/1/29(f)	$31,000	$29,253
5.00%, 9/1/30	17,000	15,928
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,119
2.13%, 12/1/30	28,000	23,985
2.15%, 9/1/31	28,000	23,592
RGA Global Funding
2.00%, 11/30/26(f)	21,000	20,129
6.00%, 11/21/28(f)	17,000	17,751
2.70%, 1/18/29(f)	17,000	15,855
5.45%, 5/24/29(f)	29,000	29,802
5.50%, 1/11/31(f)	29,000	29,880
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,426
7.25%, 7/15/28(f)	17,000	17,630
4.50%, 2/15/29(f)	25,000	23,951
6.50%, 4/1/32(f)	41,000	41,571
Rite Aid Corp. 15.00%, 8/30/31, Series B, PIK	13,731	3,042
Rithm Capital Corp.
6.25%, 10/15/25(f)	16,000	15,995
8.00%, 4/1/29(f)	32,000	32,499
RLJ Lodging Trust LP
3.75%, 7/1/26(b)(f)	20,000	19,639
4.00%, 9/15/29(b)(f)	20,000	18,374
ROBLOX Corp. 3.88%, 5/1/30(f)	41,000	37,762
Roche Holdings, Inc.
4.79%, 3/8/29(f)	520,000	527,759
7.00%, 3/1/39(f)	275,000	327,466
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/33(b)(f)	114,000	98,794
Rocket Software, Inc.
9.00%, 11/28/28(f)	33,000	34,200
6.50%, 2/15/29(f)	24,000	23,112
Rockies Express Pipeline LLC
3.60%, 5/15/25(f)	17,000	16,952
4.95%, 7/15/29(f)	23,000	22,208
4.80%, 5/15/30(f)	14,000	13,225
7.50%, 7/15/38(f)	10,000	10,089
6.88%, 4/15/40(f)	21,000	20,780
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,022
1.75%, 8/15/31	9,000	7,576
4.20%, 3/1/49	28,000	23,922
2.80%, 8/15/61	22,000	13,243
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(f)	20,000	19,043

See Notes to Financial Statements.

WisdomTree Trust    133

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Roper Technologies, Inc.
1.00%, 9/15/25	$43,000	$42,180
3.85%, 12/15/25	18,000	17,920
3.80%, 12/15/26	43,000	42,490
1.40%, 9/15/27	43,000	39,746
4.20%, 9/15/28	49,000	48,390
2.95%, 9/15/29	50,000	46,524
4.50%, 10/15/29	35,000	34,814
2.00%, 6/30/30	43,000	37,536
1.75%, 2/15/31	71,000	59,685
4.75%, 2/15/32	35,000	34,688
4.90%, 10/15/34	89,000	87,604
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,337
3.70%, 3/15/28	20,000	19,175
5.50%, 4/1/28(f)	60,000	60,320
5.63%, 9/30/31(f)	44,000	43,777
6.25%, 3/15/32(f)	50,000	51,051
6.00%, 2/1/33(f)	81,000	81,951
Royalty Pharma PLC
1.75%, 9/2/27	60,000	55,901
2.20%, 9/2/30	70,000	60,709
2.15%, 9/2/31	45,000	37,850
3.30%, 9/2/40	90,000	68,051
3.55%, 9/2/50	90,000	62,507
3.35%, 9/2/51	182,000	120,667
RPM International, Inc. 4.55%, 3/1/29	176,000	175,069
RR Donnelley & Sons Co. 10.88%, 8/1/29(f)	19,000	19,564
RRD Intermediate Holdings, Inc. 11.00%, 12/1/30, PIK(f)	86,000	79,969
RRD Parent, Inc. 10.00%, 10/15/31, PIK(f)	119,350	211,599
RTX Corp.
5.00%, 2/27/26	3,000	3,010
6.13%, 7/15/38	645,000	696,257
4.45%, 11/16/38	1,127,000	1,035,737
4.50%, 6/1/42	169,000	150,415
4.63%, 11/16/48	412,000	361,886
Ryan Specialty LLC
4.38%, 2/1/30(f)	16,000	15,183
5.88%, 8/1/32(f)	24,000	23,878
Ryder System, Inc.
3.35%, 9/1/25(b)	24,000	23,843
1.75%, 9/1/26	18,000	17,273
2.90%, 12/1/26	24,000	23,310
2.85%, 3/1/27	27,000	26,097
5.30%, 3/15/27	21,000	21,294
4.30%, 6/15/27	18,000	17,873
5.65%, 3/1/28	30,000	30,871
Investments	Principal Amount	Value
5.25%, 6/1/28	$40,000	$40,739
6.30%, 12/1/28	24,000	25,330
5.38%, 3/15/29	34,000	34,845
5.50%, 6/1/29	22,000	22,644
6.60%, 12/1/33	43,000	47,046
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,084
2.45%, 3/1/27	90,000	86,664
4.75%, 8/1/28	50,000	50,496
2.70%, 3/1/29	90,000	84,181
4.25%, 5/1/29	20,000	19,818
2.50%, 12/1/29	10,000	9,124
1.25%, 8/15/30(b)	10,000	8,457
2.90%, 3/1/32	30,000	26,719
5.25%, 9/15/33	15,000	15,430
3.25%, 12/1/49	25,000	17,863
3.70%, 3/1/52	81,000	62,599
2.30%, 8/15/60	30,000	15,659
3.90%, 3/1/62	20,000	15,336
Sabal Trail Transmission LLC
4.25%, 5/1/28(f)	20,000	19,645
4.68%, 5/1/38(f)	59,000	53,629
4.83%, 5/1/48(f)	16,000	13,550
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	92,000	92,387
4.20%, 3/15/28	83,000	81,956
4.50%, 5/15/30	143,000	140,870
5.90%, 9/15/37	39,000	40,287
Sabra Health Care LP
5.13%, 8/15/26	30,000	30,109
3.90%, 10/15/29	25,000	23,820
3.20%, 12/1/31	57,000	50,089
Sabre GLBL, Inc.
8.63%, 6/1/27(f)	26,000	26,738
10.75%, 11/15/29(f)	35,000	37,345
Safehold GL Holdings LLC
2.80%, 6/15/31	29,000	25,464
2.85%, 1/15/32(b)	35,000	30,265
6.10%, 4/1/34	98,000	102,058
Salesforce, Inc.
3.70%, 4/11/28	110,000	108,204
1.50%, 7/15/28	75,000	68,506
1.95%, 7/15/31	30,000	25,756
2.70%, 7/15/41	55,000	39,944
2.90%, 7/15/51	133,000	87,741
3.05%, 7/15/61	88,000	55,602
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32	25,000	25,373
Sammons Financial Group, Inc.
4.45%, 5/12/27(f)	20,000	19,824
3.35%, 4/16/31(f)	35,000	31,114

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.75%, 4/8/32(f)	$20,000	$18,755
6.88%, 4/15/34(f)	31,000	33,224
San Diego Gas & Electric Co.
2.50%, 5/15/26	23,000	22,483
4.95%, 8/15/28	28,000	28,321
1.70%, 10/1/30, Series VVV	22,000	18,661
3.00%, 3/15/32, Series XXX	14,000	12,282
6.00%, 6/1/39	20,000	21,087
4.50%, 8/15/40	33,000	30,069
3.75%, 6/1/47, Series RRR	26,000	19,965
4.15%, 5/15/48	26,000	21,223
4.10%, 6/15/49, Series TTT	26,000	20,695
3.32%, 4/15/50, Series UUU	76,000	53,116
2.95%, 8/15/51, Series WWW	49,000	31,678
3.70%, 3/15/52	33,000	24,374
5.35%, 4/1/53	53,000	50,759
5.55%, 4/15/54	39,000	38,528
Sanofi SA 3.63%, 6/19/28	69,000	67,606
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	343,000	328,154
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	13,000	13,518
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	63,158
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	35,000	38,951
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	53,000	55,118
SBA Communications Corp.
3.88%, 2/15/27	91,000	88,679
3.13%, 2/1/29	62,000	56,892
SBL Holdings, Inc.
5.13%, 11/13/26(f)	16,000	15,813
5.00%, 2/18/31(f)	24,000	22,010
7.20%, 10/30/34(f)	26,000	25,685
SC Johnson & Son, Inc. 4.80%, 9/1/40(f)	250,000	232,886
Schlumberger Investment SA 2.65%, 6/26/30	134,000	122,179
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(f)	68,000	66,939
SCIH Salt Holdings, Inc. 6.63%, 5/1/29(f)	70,000	69,410
Investments	Principal Amount	Value
Scotts Miracle-Gro Co. 4.50%, 10/15/29	$143,000	$134,928
Scripps Escrow, Inc. 5.88%, 7/15/27(f)	118,000	95,773
Seagate HDD Cayman
4.88%, 6/1/27	21,000	20,763
4.09%, 6/1/29	20,000	18,958
8.25%, 12/15/29	101,000	108,359
4.13%, 1/15/31(b)	11,000	10,017
8.50%, 7/15/31	21,000	22,646
9.63%, 12/1/32	47,000	53,350
5.75%, 12/1/34	20,000	19,693
Sealed Air Corp.
1.57%, 10/15/26(f)	24,000	22,781
4.00%, 12/1/27(f)	17,000	16,425
6.13%, 2/1/28(f)	31,000	31,295
5.00%, 4/15/29(f)	17,000	16,612
7.25%, 2/15/31(f)	17,000	17,782
6.50%, 7/15/32(b)(f)	16,000	16,410
6.88%, 7/15/33(f)	18,000	19,076
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(f)	31,000	30,095
Securian Financial Group, Inc. 4.80%, 4/15/48(f)	20,000	17,949
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	26,253
Sempra
5.40%, 8/1/26	31,000	31,224
3.25%, 6/15/27	43,000	41,693
3.40%, 2/1/28	57,000	54,999
3.70%, 4/1/29	29,000	27,746
5.50%, 8/1/33	50,000	50,395
3.80%, 2/1/38	88,000	72,772
6.00%, 10/15/39	66,000	67,363
4.00%, 2/1/48	70,000	52,839
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	54,042
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	90,000	86,897
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)(b)	63,000	62,953
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	53,000	51,483
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	29,000	28,716
See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Sensata Technologies, Inc.
4.38%, 2/15/30(f)	$85,000	$79,378
3.75%, 2/15/31(f)	31,000	27,509
Service Corp. International 3.38%, 8/15/30	200,000	179,894
Service Properties Trust
5.25%, 2/15/26	14,000	13,819
4.75%, 10/1/26	19,000	18,560
4.95%, 2/15/27	17,000	16,614
5.50%, 12/15/27	19,000	18,520
3.95%, 1/15/28	17,000	15,259
8.38%, 6/15/29	29,000	29,459
4.95%, 10/1/29(b)	18,000	15,113
4.38%, 2/15/30(b)	17,000	13,762
8.63%, 11/15/31(f)	41,000	43,983
8.88%, 6/15/32(b)	20,000	19,859
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,562
4.75%, 4/1/29	12,000	11,401
Shell Finance US, Inc. 4.13%, 5/11/35	561,000	526,890
Shell International Finance BV 2.88%, 5/10/26	36,000	35,442
Sherwin-Williams Co.
3.95%, 1/15/26	20,000	19,917
3.45%, 6/1/27	92,000	90,074
2.95%, 8/15/29	55,000	51,289
2.30%, 5/15/30	35,000	31,086
2.20%, 3/15/32	35,000	29,570
4.00%, 12/15/42	25,000	20,600
4.55%, 8/1/45	35,000	30,850
4.50%, 6/1/47	115,000	99,921
3.80%, 8/15/49	58,000	44,416
3.30%, 5/15/50	47,000	32,668
2.90%, 3/15/52	45,000	28,637
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/1/26(f)	18,000	17,816
6.75%, 8/15/32(f)	44,000	44,836
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	8,000	7,864
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/29(f)	35,000	32,758
Simon Property Group LP
3.25%, 11/30/26	55,000	53,923
1.38%, 1/15/27	40,000	37,827
3.38%, 6/15/27	55,000	53,813
3.38%, 12/1/27	55,000	53,559
Investments	Principal Amount	Value
1.75%, 2/1/28	$60,000	$55,742
2.45%, 9/13/29	25,000	22,839
2.65%, 7/15/30	15,000	13,604
2.20%, 2/1/31	15,000	13,048
2.25%, 1/15/32	15,000	12,747
2.65%, 2/1/32	15,000	13,034
5.50%, 3/8/33	15,000	15,475
6.75%, 2/1/40	26,000	29,691
4.75%, 3/15/42	25,000	22,989
4.25%, 10/1/44	22,000	18,584
4.25%, 11/30/46	30,000	25,514
3.25%, 9/13/49	68,000	47,394
3.80%, 7/15/50	41,000	31,249
5.85%, 3/8/53	35,000	36,308
6.65%, 1/15/54	27,000	31,000
Sinclair Television Group, Inc.
5.13%, 2/15/27(f)	11,000	10,375
5.50%, 3/1/30(f)	20,000	14,029
4.38%, 12/31/32(f)	30,000	18,934
Sirius XM Radio LLC
3.13%, 9/1/26(f)	50,000	48,428
5.00%, 8/1/27(f)	62,000	61,148
4.00%, 7/15/28(f)	70,000	65,824
5.50%, 7/1/29(f)	50,000	48,995
4.13%, 7/1/30(b)(f)	62,000	55,757
3.88%, 9/1/31(b)(f)	62,000	53,817
Six Flags Entertainment Corp.
5.50%, 4/15/27(f)	20,000	19,935
7.25%, 5/15/31(f)	33,000	34,053
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 4/15/27	20,000	19,870
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
6.50%, 10/1/28	12,000	12,115
5.25%, 7/15/29	25,000	24,280
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada’s Wonderland Co.
6.63%, 5/1/32(f)	35,000	35,878
Sixth Street Lending Partners
6.50%, 3/11/29	37,000	38,251
SK Invictus Intermediate II SARL
5.00%, 10/30/29(f)	28,000	26,326
SLM Corp.
3.13%, 11/2/26	20,000	19,275
SM Energy Co.
6.50%, 7/15/28	132,000	132,388

See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Smithfield Foods, Inc.
5.20%, 4/1/29(f)	$25,000	$24,899
3.00%, 10/15/30(f)	43,000	38,268
2.63%, 9/13/31(f)	20,000	17,058
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(f)	114,000	113,051
8.88%, 11/15/31(f)	45,000	48,404
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,535
4.10%, 3/1/48	20,000	16,651
3.10%, 5/1/50	24,000	16,588
Solventum Corp.
5.45%, 2/25/27	60,000	60,969
5.40%, 3/1/29	90,000	91,912
5.45%, 3/13/31	70,000	71,803
5.60%, 3/23/34	120,000	122,959
5.90%, 4/30/54	115,000	117,152
6.00%, 5/15/64	45,000	45,730
Somnigroup International, Inc. 3.88%, 10/15/31(f)	56,000	49,596
Sonic Automotive, Inc. 4.88%, 11/15/31(b)(f)	125,000	115,954
Sonoco Products Co.
2.25%, 2/1/27	268,000	256,063
3.13%, 5/1/30	43,000	39,382
2.85%, 2/1/32(b)	36,000	31,285
5.75%, 11/1/40(b)	48,000	48,364
Sotera Health Holdings LLC 7.38%, 6/1/31(f)	31,000	31,895
Southern California Edison Co.
4.70%, 6/1/27, Series D(b)	314,000	312,705
5.30%, 3/1/28	558,000	563,124
4.00%, 4/1/47	665,000	510,040
3.65%, 2/1/50	25,000	17,845
2.95%, 2/1/51, Series 20A	33,000	20,603
3.65%, 6/1/51, Series H	29,000	20,481
3.45%, 2/1/52	46,000	31,073
5.45%, 6/1/52, Series E	23,000	21,317
5.70%, 3/1/53	29,000	27,790
5.88%, 12/1/53	46,000	45,066
5.75%, 4/15/54	26,000	25,018
Southern California Gas Co.
2.60%, 6/15/26, Series TT	10,000	9,768
2.95%, 4/15/27	33,000	31,940
2.55%, 2/1/30, Series XX	13,000	11,759
5.20%, 6/1/33	10,000	10,073
5.05%, 9/1/34	12,000	11,898
5.13%, 11/15/40	6,000	5,840
3.75%, 9/15/42	7,000	5,545
4.13%, 6/1/48, Series UU	8,000	6,508
4.30%, 1/15/49, Series VV	11,000	9,026
Investments	Principal Amount	Value
3.95%, 2/15/50, Series WW	$7,000	$5,400
6.35%, 11/15/52	11,000	11,872
5.75%, 6/1/53	10,000	10,066
5.60%, 4/1/54	10,000	9,877
Southern Co. 5.50%, 3/15/29	1,130,000	1,162,503
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	119,558
4.40%, 5/30/47	412,000	345,214
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,523
5.13%, 6/15/27	110,000	111,029
3.45%, 11/16/27(b)	18,000	17,454
2.63%, 2/10/30	36,000	32,287
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,538
4.05%, 3/15/32	229,000	215,117
Southwestern Electric Power Co. 3.25%, 11/1/51	59,000	39,245
Southwestern Energy Co.
5.38%, 2/1/29	29,000	28,965
5.38%, 3/15/30	75,000	74,591
4.75%, 2/1/32	48,000	45,612
Southwestern Public Service Co.
3.70%, 8/15/47	22,000	16,471
3.15%, 5/1/50, Series 8	39,000	25,996
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,358
5.95%, 9/25/43	37,000	37,343
4.50%, 3/15/45	65,000	54,686
Spectrum Brands, Inc. 3.88%, 3/15/31(f)	8,000	6,889
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	284,403
3.30%, 6/1/51	17,000	12,000
Spire, Inc. 5.30%, 3/1/26	21,000	21,118
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,787
4.60%, 6/15/28	29,000	28,060
9.38%, 11/30/29(f)	87,000	93,460
9.75%, 11/15/30(f)	49,000	54,292
Sprint Capital Corp.
6.88%, 11/15/28	153,000	163,850
8.75%, 3/15/32	143,000	172,864
SS&C Technologies, Inc.
5.50%, 9/30/27(f)	81,000	80,693
6.50%, 6/1/32(f)	30,000	30,715
Stagwell Global LLC 5.63%, 8/15/29(f)	45,000	43,621

See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Standard Industries, Inc. 4.38%, 7/15/30(f)	$195,000	$182,263
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	30,678
6.27%, 3/6/26	86,000	86,024
6.00%, 3/6/28	25,000	26,043
4.25%, 11/15/28	30,000	29,670
2.30%, 3/15/30	55,000	48,624
3.00%, 5/15/32	35,000	30,741
5.20%, 9/1/40	35,000	33,972
4.85%, 11/15/48	45,000	39,210
2.75%, 11/15/50	68,000	40,350
Staples, Inc.
10.75%, 9/1/29(f)	68,000	65,013
12.75%, 1/15/30(f)	87,863	63,962
Star Parent, Inc. 9.00%, 10/1/30(f)	41,000	42,966
Starbucks Corp.
4.75%, 2/15/26	60,000	60,145
2.45%, 6/15/26	30,000	29,282
4.85%, 2/8/27	60,000	60,501
2.00%, 3/12/27	30,000	28,609
3.50%, 3/1/28	35,000	34,145
4.00%, 11/15/28	45,000	44,278
3.55%, 8/15/29	70,000	67,332
2.25%, 3/12/30	55,000	49,111
2.55%, 11/15/30	89,000	79,574
4.90%, 2/15/31	35,000	35,464
3.00%, 2/14/32	70,000	62,574
4.80%, 2/15/33	35,000	34,969
5.00%, 2/15/34	184,000	184,431
4.30%, 6/15/45	41,000	34,679
3.75%, 12/1/47	45,000	34,143
4.50%, 11/15/48	91,000	78,174
4.45%, 8/15/49	90,000	76,362
3.35%, 3/12/50	45,000	31,278
3.50%, 11/15/50	115,000	82,420
Starwood Property Trust, Inc.
3.63%, 7/15/26(f)	16,000	15,582
4.38%, 1/15/27(f)	20,000	19,535
7.25%, 4/1/29(f)	25,000	26,054
State Street Corp.
2.65%, 5/19/26	91,000	89,400
4.99%, 3/18/27	73,000	73,849
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	101,209
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	48,000	45,962
Investments	Principal Amount	Value
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	$37,000	$38,277
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)(b)	73,000	75,774
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	36,506
2.40%, 1/24/30	15,000	13,653
2.20%, 3/3/31	93,000	80,933
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	10,000	9,335
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	26,946
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,697
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,258
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	14,820
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,207
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	235,000	215,336
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,600
Station Casinos LLC
4.50%, 2/15/28(f)	28,000	27,064
4.63%, 12/1/31(b)(f)	20,000	18,439
6.63%, 3/15/32(b)(f)	20,000	20,197
Steel Dynamics, Inc.
3.45%, 4/15/30	184,000	173,255
3.25%, 10/15/50	28,000	19,284
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(f)	200,000	203,653
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	155,069
Stewart Information Services Corp. 3.60%, 11/15/31	32,000	28,544
StoneX Group, Inc. 7.88%, 3/1/31(f)	22,000	23,226
Store Capital LLC
4.50%, 3/15/28	22,000	21,632
4.63%, 3/15/29	86,000	84,466

See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Stryker Corp.
3.38%, 11/1/25	$45,000	$44,647
3.50%, 3/15/26	60,000	59,412
3.65%, 3/7/28	35,000	34,162
4.85%, 12/8/28	35,000	35,434
1.95%, 6/15/30	70,000	61,289
4.10%, 4/1/43	35,000	29,843
4.38%, 5/15/44	35,000	30,600
4.63%, 3/15/46	90,000	81,206
2.90%, 6/15/50	60,000	40,332
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	13,989
5.00%, 6/1/31(f)	27,000	24,804
Summa Health 3.51%, 11/15/51	28,000	20,750
Sun Communities Operating LP 2.70%, 7/15/31	182,000	158,086
SunCoke Energy, Inc. 4.88%, 6/30/29(f)	20,000	18,618
Sunoco LP
7.00%, 5/1/29(f)	31,000	32,163
7.25%, 5/1/32(f)	31,000	32,370
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,036
5.88%, 3/15/28	16,000	16,030
7.00%, 9/15/28(f)	21,000	21,692
4.50%, 5/15/29	33,000	31,637
4.50%, 4/30/30	33,000	31,239
Surgery Center Holdings, Inc. 7.25%, 4/15/32(f)	33,000	33,052
Sutter Health
3.70%, 8/15/28, Series 2018	25,000	24,340
2.29%, 8/15/30, Series 20A	14,000	12,414
5.16%, 8/15/33	8,000	8,133
3.16%, 8/15/40, Series 20A	18,000	14,272
4.09%, 8/15/48, Series 2018	15,000	12,653
3.36%, 8/15/50, Series 20A	26,000	19,072
5.55%, 8/15/53	16,000	16,789
Synchrony Financial
3.70%, 8/4/26	248,000	243,875
3.95%, 12/1/27	66,000	64,365
5.15%, 3/19/29	213,000	212,319
Sysco Corp.
3.75%, 10/1/25	45,000	44,781
3.30%, 7/15/26	60,000	59,019
3.25%, 7/15/27	45,000	43,734
5.75%, 1/17/29	30,000	31,161
2.40%, 2/15/30	35,000	31,500
5.95%, 4/1/30	70,000	73,514
2.45%, 12/14/31	30,000	25,868
Investments	Principal Amount	Value
6.00%, 1/17/34(b)	$35,000	$37,374
5.38%, 9/21/35	35,000	35,704
6.60%, 4/1/40	32,000	35,672
4.85%, 10/1/45	45,000	40,788
4.50%, 4/1/46	45,000	38,797
4.45%, 3/15/48	45,000	37,951
3.30%, 2/15/50	45,000	31,219
6.60%, 4/1/50	110,000	122,702
3.15%, 12/14/51	70,000	46,451
System Energy Resources, Inc. 6.00%, 4/15/28(b)	20,000	20,800
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	34,161
3.70%, 4/14/27	37,000	36,329
4.95%, 3/28/28	49,000	49,449
4.00%, 4/14/32	36,000	33,972
Talen Energy Supply LLC 8.63%, 6/1/30(f)	49,000	52,460
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(f)	36,000	34,968
6.00%, 9/1/31(f)	63,000	60,857
Talos Production, Inc. 9.38%, 2/1/31(f)	26,000	26,812
Tampa Electric Co.
4.90%, 3/1/29	37,000	37,364
2.40%, 3/15/31	8,000	7,032
4.10%, 6/15/42	13,000	11,042
4.35%, 5/15/44	13,000	11,222
4.30%, 6/15/48	15,000	12,515
4.45%, 6/15/49	16,000	13,735
3.63%, 6/15/50	13,000	9,653
3.45%, 3/15/51	43,000	30,654
5.00%, 7/15/52	13,000	12,051
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,660
3.05%, 3/15/32	36,000	31,430
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,477
6.15%, 3/1/29	60,000	62,851
4.20%, 2/1/33	55,000	50,961
6.13%, 3/15/33	65,000	68,208
6.50%, 3/30/34	70,000	75,279
5.50%, 2/15/35	79,000	79,301
4.95%, 4/15/52	68,000	58,296
6.25%, 7/1/52	47,000	48,334
6.50%, 2/15/53	77,000	81,637
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27	45,000	45,259
5.00%, 1/15/28	45,000	45,041

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
6.88%, 1/15/29	$40,000	$40,963
5.50%, 3/1/30	70,000	70,836
4.88%, 2/1/31	70,000	68,717
4.00%, 1/15/32	70,000	64,714
Target Corp.
4.50%, 9/15/32(b)	550,000	541,429
2.95%, 1/15/52	115,000	75,725
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(f)	30,000	30,349
5.75%, 1/15/28(f)	18,000	18,041
5.13%, 8/1/30(f)	20,000	19,444
TC PipeLines LP 3.90%, 5/25/27	30,000	29,538
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	41,254
2.38%, 8/9/28	37,000	34,203
2.65%, 8/9/31	36,000	30,772
6.10%, 4/12/34	43,000	45,168
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(f)	56,000	63,878
4.90%, 9/15/44(f)	70,000	64,318
4.27%, 5/15/47(f)	85,000	70,795
3.30%, 5/15/50(f)	50,000	34,676
TEGNA, Inc.
4.75%, 3/15/26(f)	57,000	56,663
4.63%, 3/15/28(b)	41,000	39,374
5.00%, 9/15/29	45,000	42,596
Teledyne FLIR LLC 2.50%, 8/1/30	35,000	31,150
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	27,135
2.25%, 4/1/28	43,000	40,133
2.75%, 4/1/31	74,000	65,841
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,633
4.25%, 6/1/28(f)	20,000	19,200
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	478,015
4.38%, 1/15/30	187,000	175,993
Tenneco, Inc. 8.00%, 11/17/28(f)	78,000	77,564
Terex Corp. 5.00%, 5/15/29(f)	25,000	24,114
TerraForm Power Operating LLC
5.00%, 1/31/28(f)	29,000	28,178
4.75%, 1/15/30(f)	33,000	31,083
Texas Eastern Transmission LP
3.50%, 1/15/28(f)	16,000	15,551
7.00%, 7/15/32	32,000	35,512
4.15%, 1/15/48(f)	36,000	28,689
Investments	Principal Amount	Value
Texas Instruments, Inc.
1.13%, 9/15/26	$77,000	$73,528
4.60%, 2/8/27	50,000	50,358
2.90%, 11/3/27	35,000	33,839
4.60%, 2/15/28	50,000	50,523
4.60%, 2/8/29(b)	50,000	50,445
2.25%, 9/4/29	15,000	13,699
1.75%, 5/4/30	15,000	13,122
1.90%, 9/15/31(b)	10,000	8,554
3.65%, 8/16/32	10,000	9,348
4.90%, 3/14/33	20,000	20,282
4.85%, 2/8/34	10,000	10,042
3.88%, 3/15/39	35,000	31,088
4.15%, 5/15/48	65,000	54,616
2.70%, 9/15/51	20,000	12,626
4.10%, 8/16/52(b)	15,000	12,340
5.00%, 3/14/53	30,000	28,447
5.15%, 2/8/54	35,000	33,951
5.05%, 5/18/63	156,000	145,995
Textron, Inc.
4.00%, 3/15/26	22,000	21,828
3.65%, 3/15/27	29,000	28,430
3.38%, 3/1/28	18,000	17,353
3.90%, 9/17/29	21,000	20,184
3.00%, 6/1/30	46,000	42,075
2.45%, 3/15/31	36,000	31,311
6.10%, 11/15/33	25,000	26,544
TGNR Intermediate Holdings LLC 5.50%, 10/15/29(f)	29,000	27,669
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,308
5.00%, 12/5/26	55,000	55,573
4.80%, 11/21/27	33,000	33,369
1.75%, 10/15/28	38,000	34,664
5.00%, 1/31/29	55,000	56,176
2.60%, 10/1/29	20,000	18,452
4.98%, 8/10/30	15,000	15,255
2.00%, 10/15/31	25,000	21,343
4.95%, 11/21/32	10,000	10,134
5.09%, 8/10/33	20,000	20,293
5.20%, 1/31/34(b)	10,000	10,219
2.80%, 10/15/41	78,000	56,570
5.40%, 8/10/43	39,000	39,525
5.30%, 2/1/44	26,000	25,888
4.10%, 8/15/47	50,000	41,950
Thomas Jefferson University 3.85%, 11/1/57	92,000	67,787
Thor Industries, Inc. 4.00%, 10/15/29(f)	26,000	24,036
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	249,000	286,271
See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Time Warner Cable LLC 4.50%, 9/15/42	$612,000	$471,956
TJX Cos., Inc. 1.60%, 5/15/31(b)	116,000	97,566
TKC Holdings, Inc.
6.88%, 5/15/28(f)	17,000	17,073
10.50%, 5/15/29(f)	28,000	28,637
T-Mobile USA, Inc.
2.63%, 4/15/26	683,000	669,490
3.88%, 4/15/30	634,000	607,309
5.20%, 1/15/33	680,000	686,695
4.38%, 4/15/40	1,957,000	1,743,527
3.00%, 2/15/41	152,000	112,110
4.50%, 4/15/50	410,000	347,318
Toledo Edison Co. 6.15%, 5/15/37	15,000	16,200
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	12,745
5.75%, 11/15/38	22,000	22,124
4.98%, 11/15/45	11,000	8,612
6.02%, 11/15/48	42,000	38,379
Toll Brothers Finance Corp.
4.88%, 11/15/25	21,000	21,007
4.88%, 3/15/27	27,000	27,050
4.35%, 2/15/28	24,000	23,721
3.80%, 11/1/29	28,000	26,703
Topaz Solar Farms LLC
4.88%, 9/30/39(f)	6,000	5,388
5.75%, 9/30/39(f)	21,048	20,321
TopBuild Corp.
3.63%, 3/15/29(f)	21,000	19,501
4.13%, 2/15/32(f)	20,000	18,085
Toyota Motor Credit Corp.
5.45%, 11/10/27	400,000	411,122
3.05%, 1/11/28	412,000	398,348
1.90%, 4/6/28	650,000	604,546
TPG Operating Group II LP 5.88%, 3/5/34	42,000	43,488
Tractor Supply Co.
1.75%, 11/1/30	47,000	40,016
5.25%, 5/15/33	54,000	54,806
Trane Technologies Financing Ltd.
3.50%, 3/21/26	25,000	24,721
3.80%, 3/21/29	45,000	43,614
5.25%, 3/3/33	50,000	50,936
4.65%, 11/1/44	25,000	22,878
4.50%, 3/21/49	30,000	26,376
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	34,142
5.75%, 6/15/43	72,000	74,729
4.30%, 2/21/48	110,000	93,590
Investments	Principal Amount	Value
Transatlantic Holdings, Inc. 8.00%, 11/30/39	$17,000	$21,322
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	25,000	24,523
3.25%, 5/15/30	50,000	46,328
5.40%, 8/15/41	61,000	59,667
4.45%, 8/1/42	35,000	30,232
4.60%, 3/15/48	53,000	45,816
3.95%, 5/15/50	71,000	54,905
TransDigm, Inc.
5.50%, 11/15/27	107,000	106,055
6.75%, 8/15/28(f)	85,000	86,568
4.63%, 1/15/29	48,000	45,723
6.38%, 3/1/29(f)	111,000	112,623
4.88%, 5/1/29	30,000	28,693
6.88%, 12/15/30(f)	58,000	59,550
7.13%, 12/1/31(f)	40,000	41,361
6.63%, 3/1/32(f)	88,000	89,767
6.00%, 1/15/33(f)	60,000	59,481
Transocean Aquila Ltd. 8.00%, 9/30/28(f)	11,800	12,064
Transocean Poseidon Ltd. 6.88%, 2/1/27(f)	7,875	7,877
Transocean Titan Financing Ltd. 8.38%, 2/1/28(f)	19,905	20,374
Transocean, Inc.
8.00%, 2/1/27(f)	25,000	25,013
8.75%, 2/15/30(f)	35,200	36,774
7.50%, 4/15/31	16,000	14,165
6.80%, 3/15/38	25,000	19,676
9.35%, 12/15/41	37,000	31,818
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,059
6.63%, 7/31/26(f)	52,000	52,730
6.00%, 4/1/27	16,000	16,166
4.50%, 12/1/29(f)	27,000	25,729
4.63%, 3/1/30(f)	17,000	16,069
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	29,675
6.25%, 6/15/37	52,000	57,270
5.35%, 11/1/40	49,000	49,324
4.60%, 8/1/43	33,000	30,288
4.30%, 8/25/45	26,000	22,481
3.75%, 5/15/46	33,000	26,298
4.00%, 5/30/47	46,000	37,936
4.05%, 3/7/48	33,000	27,394
4.10%, 3/4/49	33,000	27,274
2.55%, 4/27/50	33,000	20,241
3.05%, 6/8/51	49,000	33,253
5.45%, 5/25/53	49,000	49,405

See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/33	$10,000	$11,137
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	11,850
5.70%, 6/15/28	14,000	13,928
Trimble, Inc.
4.90%, 6/15/28	37,000	37,159
6.10%, 3/15/33	57,000	60,183
TriNet Group, Inc.
3.50%, 3/1/29(f)	28,000	25,716
7.13%, 8/15/31(f)	16,000	16,388
Trinity Acquisition PLC 4.40%, 3/15/26(b)	35,000	34,891
Trinity Health Corp. 3.43%, 12/1/48, Series 2019	11,000	8,532
Tri-State Generation & Transmission Association, Inc. 6.00%, 6/15/40(f)	21,000	21,283
Triumph Group, Inc. 9.00%, 3/15/28(f)	39,000	41,183
Tronox, Inc. 4.63%, 3/15/29(b)(f)	44,000	39,418
Truist Financial Corp.
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	48,000	48,364
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	48,388
1.13%, 8/3/27(b)	357,000	329,862
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	450,000	445,874
Trustage Financial Group, Inc. 4.63%, 4/15/32(f)	25,000	23,482
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,884
2.52%, 7/1/50, Series 2020	10,000	6,412
4.20%, 3/1/52	194,000	170,976
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	6,000	3,695
4.67%, 9/1/12	6,000	5,291
3.61%, 2/15/19	16,000	11,018
TTM Technologies, Inc. 4.00%, 3/1/29(f)	20,000	18,755
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,078
3.25%, 5/15/32	7,000	6,306
4.85%, 12/1/48	44,000	39,499
4.00%, 6/15/50	15,000	11,771
3.25%, 5/1/51	31,000	21,314
5.50%, 4/15/53	48,000	47,474
Investments	Principal Amount	Value
TWDC Enterprises 18 Corp. 3.00%, 7/30/46	$33,000	$23,138
Twilio, Inc. 3.88%, 3/15/31	36,000	32,841
Tyco Electronics Group SA
4.50%, 2/13/26	35,000	35,014
3.70%, 2/15/26	24,000	23,824
3.13%, 8/15/27	36,000	34,902
2.50%, 2/4/32	77,000	66,983
7.13%, 10/1/37	28,000	32,738
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	49,732
3.55%, 6/2/27	83,000	81,141
4.35%, 3/1/29	60,000	59,062
5.40%, 3/15/29	35,000	35,800
5.70%, 3/15/34	65,000	66,999
4.88%, 8/15/34(b)	45,000	43,867
5.15%, 8/15/44	45,000	42,346
4.55%, 6/2/47	156,000	133,606
5.10%, 9/28/48	135,000	124,414
U.S. Acute Care Solutions LLC 9.75%, 5/15/29(f)	33,000	33,813
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	83,787
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	516,567
1.38%, 7/22/30(b)	576,000	485,417
U.S. Cellular Corp.
6.70%, 12/15/33	86,000	93,123
U.S. Foods, Inc.
6.88%, 9/15/28(f)	20,000	20,663
4.75%, 2/15/29(f)	66,000	63,993
4.63%, 6/1/30(b)(f)	20,000	19,101
7.25%, 1/15/32(f)	20,000	20,917
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,240
6.65%, 6/1/37	12,000	12,012
Uber Technologies, Inc.
7.50%, 9/15/27(f)	27,000	27,396
6.25%, 1/15/28(f)	418,000	421,495
4.50%, 8/15/29(f)	67,000	65,946
4.30%, 1/15/30(b)	90,000	88,552
4.80%, 9/15/34	108,000	105,560
5.35%, 9/15/54	85,000	81,451
UDR, Inc. 3.20%, 1/15/30	279,000	259,855
UKG, Inc. 6.88%, 2/1/31(f)	103,000	105,819
UMass Memorial Health Care Obligated Group 5.36%, 7/1/52	27,000	25,910

See Notes to Financial Statements.

142    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Union Electric Co.
2.95%, 6/15/27	$30,000	$29,056
3.50%, 3/15/29	35,000	33,698
2.95%, 3/15/30	10,000	9,240
2.15%, 3/15/32	10,000	8,444
5.20%, 4/1/34	20,000	20,225
5.30%, 8/1/37	15,000	15,336
8.45%, 3/15/39	15,000	19,360
3.90%, 9/15/42	20,000	16,519
3.65%, 4/15/45	20,000	15,621
4.00%, 4/1/48	20,000	16,029
3.25%, 10/1/49	22,000	15,516
2.63%, 3/15/51	93,000	57,093
3.90%, 4/1/52	34,000	26,691
5.45%, 3/15/53	33,000	32,476
5.25%, 1/15/54	23,000	22,074
Union Pacific Corp.
3.00%, 4/15/27	264,000	257,162
3.70%, 3/1/29	112,000	108,899
3.95%, 8/15/59	35,000	26,664
3.84%, 3/20/60	120,000	89,395
3.55%, 5/20/61	15,000	10,502
2.97%, 9/16/62	51,000	30,716
3.75%, 2/5/70	263,000	184,608
3.80%, 4/6/71	509,000	362,222
3.85%, 2/14/72	81,000	58,553
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	453,692	446,200
3.50%, 3/1/30, Series 2018-1, Class AA	290,383	274,873
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	33,950
3.05%, 11/15/27	73,000	70,722
3.40%, 3/15/29	55,000	52,929
2.50%, 9/1/29	10,000	9,215
4.45%, 4/1/30	15,000	14,997
4.88%, 3/3/33	20,000	20,105
5.15%, 5/22/34	18,000	18,327
6.20%, 1/15/38	65,000	71,285
5.20%, 4/1/40	24,000	23,961
4.88%, 11/15/40	24,000	23,159
3.63%, 10/1/42	18,000	14,447
3.40%, 11/15/46	24,000	17,893
3.75%, 11/15/47	56,000	43,964
4.25%, 3/15/49	37,000	31,137
3.40%, 9/1/49	44,000	32,002
5.30%, 4/1/50	61,000	59,727
5.05%, 3/3/53	54,000	50,947
5.50%, 5/22/54	72,000	72,501
5.60%, 5/22/64	125,000	126,172
Investments	Principal Amount	Value
United Rentals North America, Inc.
4.00%, 7/15/30	$209,000	$194,675
3.75%, 1/15/32	100,000	89,535
United Wholesale Mortgage LLC
5.50%, 11/15/25(f)	33,000	32,999
5.75%, 6/15/27(f)	32,000	31,703
5.50%, 4/15/29(f)	29,000	28,141
UnitedHealth Group, Inc.
5.25%, 2/15/28	47,000	48,119
3.85%, 6/15/28	54,000	53,031
3.88%, 12/15/28	40,000	39,144
4.25%, 1/15/29	59,000	58,351
4.70%, 4/15/29	19,000	19,127
4.00%, 5/15/29	42,000	41,160
2.88%, 8/15/29	47,000	43,919
5.30%, 2/15/30	34,000	34,989
2.00%, 5/15/30	241,000	211,765
4.90%, 4/15/31	66,000	66,617
4.63%, 7/15/35	868,000	839,903
2.75%, 5/15/40	612,000	444,972
4.25%, 3/15/43	535,000	460,887
4.25%, 4/15/47	612,000	513,071
2.90%, 5/15/50	211,000	135,084
3.25%, 5/15/51	298,000	203,633
5.88%, 2/15/53	153,000	158,125
3.13%, 5/15/60	430,000	264,989
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(f)	29,000	26,103
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(f)	121,000	129,248
4.75%, 4/15/28(f)	23,000	22,110
6.50%, 2/15/29(f)	45,000	41,875
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	41,081
2.65%, 10/15/30	57,000	49,854
2.65%, 1/15/32	36,000	30,291
University of Chicago
2.76%, 4/1/45, Series 20B	7,000	5,338
4.00%, 10/1/53	10,000	8,351
University of Miami 4.06%, 4/1/52, Series 2022	27,000	22,355
University of Southern California 3.84%, 10/1/47, Series 2017	64,000	53,382
Univision Communications, Inc. 7.38%, 6/30/30(b)(f)	173,000	169,450
Unum Group
4.00%, 6/15/29	29,000	28,175
5.75%, 8/15/42	58,000	58,240

See Notes to Financial Statements.

WisdomTree Trust    143

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
4.50%, 12/15/49	$92,000	$75,851
4.13%, 6/15/51	54,000	41,897
UPMC 5.04%, 5/15/33	44,000	44,357
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,190
7.13%, 3/15/29(f)	41,000	42,176
USI, Inc. 7.50%, 1/15/32(f)	25,000	26,153
Utah Acquisition Sub, Inc. 5.25%, 6/15/46	95,000	80,191
Vail Resorts, Inc. 6.50%, 5/15/32(f)	25,000	25,557
Valaris Ltd. 8.38%, 4/30/30(f)	45,000	45,669
Valero Energy Corp. 6.63%, 6/15/37	437,000	474,587
Valley National Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	11,060
Valmont Industries, Inc.
5.00%, 10/1/44	41,000	38,567
5.25%, 10/1/54	28,000	26,766
Valvoline, Inc. 3.63%, 6/15/31(f)	22,000	19,306
Ventas Realty LP 4.40%, 1/15/29	664,000	655,644
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(f)	73,000	68,114
6.25%, 1/15/30(f)	40,000	40,941
4.13%, 8/15/31(f)	50,000	45,642
3.88%, 11/1/33(f)	50,000	43,508
Venture Global LNG, Inc.
8.13%, 6/1/28(f)	95,000	98,988
9.50%, 2/1/29(f)	125,000	138,099
8.38%, 6/1/31(f)	107,000	111,634
9.88%, 2/1/32(f)	98,000	107,262
Veralto Corp.
5.50%, 9/18/26	43,000	43,576
5.35%, 9/18/28	43,000	44,060
5.45%, 9/18/33	50,000	51,392
VeriSign, Inc.
4.75%, 7/15/27	34,000	33,957
2.70%, 6/15/31	53,000	46,339
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	36,246
5.75%, 4/1/33	36,000	37,796
5.25%, 6/5/34(b)	55,000	55,588
5.50%, 6/15/45	32,000	31,417
3.63%, 5/15/50	45,000	33,008
Investments	Principal Amount	Value
Veritiv Operating Co. 10.50%, 11/30/30(f)	$29,000	$31,587
Verizon Communications, Inc.
1.75%, 1/20/31	234,000	197,601
2.55%, 3/21/31	66,000	58,073
2.36%, 3/15/32	418,000	354,392
4.40%, 11/1/34	681,000	646,746
4.78%, 2/15/35(f)	690,000	674,275
2.65%, 11/20/40	412,000	292,952
4.75%, 11/1/41	1,237,000	1,144,225
4.13%, 8/15/46	148,000	121,366
4.86%, 8/21/46	675,000	620,493
4.00%, 3/22/50	825,000	650,625
3.55%, 3/22/51	319,000	234,420
3.88%, 3/1/52	180,000	138,259
Vertiv Group Corp. 4.13%, 11/15/28(f)	35,000	33,679
VF Corp.
2.80%, 4/23/27	30,000	28,387
2.95%, 4/23/30(b)	53,000	46,400
Viasat, Inc.
5.63%, 9/15/25(f)	29,000	28,868
5.63%, 4/15/27(f)	31,000	29,980
6.50%, 7/15/28(f)	16,000	13,859
7.50%, 5/30/31(f)	30,000	22,518
Viatris, Inc.
2.70%, 6/22/30	102,000	89,587
3.85%, 6/22/40	136,000	103,889
4.00%, 6/22/50	181,000	124,578
Vibrantz Technologies, Inc. 9.00%, 2/15/30(f)	31,000	28,014
VICI Properties LP 5.13%, 5/15/32	625,000	617,372
Victoria’s Secret & Co. 4.63%, 7/15/29(b)(f)	25,000	22,763
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/31(f)	36,000	35,155
Viking Cruises Ltd.
7.00%, 2/15/29(f)	71,000	71,801
9.13%, 7/15/31(f)	29,000	31,504
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(f)	14,000	13,864
Viper Energy, Inc.
5.38%, 11/1/27(f)	18,000	17,895
7.38%, 11/1/31(f)	16,000	16,811
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	121,768
6.00%, 5/15/37, Series A	724,000	769,751
4.20%, 5/15/45, Series B	74,000	61,855
2.45%, 12/15/50	49,000	28,330
See Notes to Financial Statements.

144    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Visa, Inc.
1.90%, 4/15/27	$30,000	$28,636
0.75%, 8/15/27	10,000	9,228
2.75%, 9/15/27	15,000	14,470
2.05%, 4/15/30	31,000	27,682
1.10%, 2/15/31(b)	20,000	16,609
4.15%, 12/14/35	30,000	28,453
2.70%, 4/15/40	21,000	15,847
4.30%, 12/14/45	70,000	62,021
3.65%, 9/15/47	15,000	11,893
2.00%, 8/15/50(b)	35,000	19,534
Vistra Operations Co. LLC
5.50%, 9/1/26(f)	41,000	41,042
3.70%, 1/30/27(f)	33,000	32,289
5.63%, 2/15/27(f)	54,000	54,055
5.00%, 7/31/27(f)	106,000	104,970
4.38%, 5/1/29(f)	52,000	49,664
4.30%, 7/15/29(f)	33,000	32,026
7.75%, 10/15/31(f)	78,000	82,487
6.88%, 4/15/32(f)	72,000	74,428
6.95%, 10/15/33(f)	43,000	46,794
5.70%, 12/30/34(f)	27,000	27,182
Vital Energy, Inc.
7.75%, 7/31/29(f)	12,000	11,922
9.75%, 10/15/30	12,000	12,634
7.88%, 4/15/32(b)(f)	41,000	39,538
VMware LLC
4.65%, 5/15/27	31,000	31,073
3.90%, 8/21/27	77,000	75,615
1.80%, 8/15/28	46,000	41,864
4.70%, 5/15/30	54,000	53,558
2.20%, 8/15/31	107,000	91,126
VOC Escrow Ltd. 5.00%, 2/15/28(f)	28,000	27,469
Vontier Corp.
1.80%, 4/1/26	30,000	29,028
2.40%, 4/1/28	30,000	27,765
2.95%, 4/1/31	42,000	36,656
Vornado Realty LP
2.15%, 6/1/26	16,000	15,366
3.40%, 6/1/31	14,000	12,020
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,708
3.50%, 6/1/30	54,000	50,910
4.50%, 6/15/47	65,000	56,289
4.70%, 3/1/48	43,000	38,430
Wachovia Corp. 5.50%, 8/1/35(b)	53,000	54,130
Investments	Principal Amount	Value
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	$521,000	$509,801
4.80%, 11/18/44	31,000	24,509
Walmart, Inc.
4.00%, 4/15/26	15,000	14,988
3.05%, 7/8/26	15,000	14,792
1.05%, 9/17/26	25,000	23,838
5.88%, 4/5/27	8,000	8,327
3.95%, 9/9/27	20,000	19,920
3.90%, 4/15/28	15,000	14,907
3.70%, 6/26/28	30,000	29,603
1.50%, 9/22/28	25,000	22,790
3.25%, 7/8/29	15,000	14,425
2.38%, 9/24/29	5,000	4,636
7.55%, 2/15/30	10,000	11,463
4.00%, 4/15/30	10,000	9,907
1.80%, 9/22/31	40,000	34,243
4.15%, 9/9/32(b)	25,000	24,503
4.10%, 4/15/33	30,000	29,168
5.25%, 9/1/35	25,000	26,360
6.50%, 8/15/37	20,000	23,168
6.20%, 4/15/38	16,000	18,101
3.95%, 6/28/38	10,000	9,180
5.63%, 4/1/40	12,000	12,909
5.00%, 10/25/40	16,000	16,177
5.63%, 4/15/41	13,000	13,917
2.50%, 9/22/41	20,000	14,307
4.00%, 4/11/43	10,000	8,720
4.30%, 4/22/44	22,000	19,997
3.63%, 12/15/47	10,000	7,915
4.05%, 6/29/48	35,000	29,655
2.95%, 9/24/49(b)	19,000	13,210
2.65%, 9/22/51	30,000	19,293
4.50%, 9/9/52	20,000	18,102
4.50%, 4/15/53	30,000	27,136
Walt Disney Co.
2.20%, 1/13/28	412,000	389,337
2.65%, 1/13/31	314,000	282,191
3.50%, 5/13/40	677,000	558,141
4.75%, 11/15/46	26,000	23,782
2.75%, 9/1/49	131,000	84,508
4.70%, 3/23/50	114,000	104,325
3.60%, 1/13/51	180,000	136,147
3.80%, 5/13/60	75,000	56,377
Wand NewCo 3, Inc. 7.63%, 1/30/32(f)	51,000	52,806
Warner Media LLC 7.63%, 4/15/31	6,000	6,601

See Notes to Financial Statements.

WisdomTree Trust    145

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Warnermedia Holdings, Inc. 5.39%, 3/15/62	$932,000	$713,654
Washington Gas Light Co.
3.80%, 9/15/46, Series K	20,000	15,606
3.65%, 9/15/49	69,000	51,572
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,587
4.35%, 4/15/22	20,000	16,072
Waste Connections, Inc.
4.25%, 12/1/28	31,000	30,719
3.50%, 5/1/29	36,000	34,602
2.60%, 2/1/30	43,000	39,145
2.20%, 1/15/32	46,000	38,880
3.20%, 6/1/32	36,000	32,214
4.20%, 1/15/33	54,000	51,283
5.00%, 3/1/34	54,000	53,897
3.05%, 4/1/50	45,000	30,630
2.95%, 1/15/52	77,000	49,956
Waste Management, Inc.
1.15%, 3/15/28	73,000	66,460
3.88%, 1/15/29(f)	120,000	117,016
2.00%, 6/1/29	20,000	18,122
1.50%, 3/15/31	309,000	258,706
2.95%, 6/1/41	31,000	23,422
4.10%, 3/1/45	27,000	23,083
4.15%, 7/15/49(b)	45,000	37,925
2.50%, 11/15/50	57,000	34,650
5.35%, 10/15/54	85,000	84,421
Weatherford International Ltd. 8.63%, 4/30/30(f)	65,000	67,172
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	30,041
5.60%, 9/12/26	15,000	15,242
5.15%, 10/1/27	25,000	25,348
1.38%, 10/15/27	30,000	27,676
4.75%, 1/15/28	30,000	30,164
2.20%, 12/15/28	30,000	27,508
1.80%, 10/15/30	11,000	9,419
Wells Fargo & Co.
3.00%, 10/23/26	594,000	580,027
4.30%, 7/22/27	208,000	206,868
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	188,000	183,848
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	220,000	214,775
4.15%, 1/24/29	185,000	181,978
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	310,000	317,829
Investments	Principal Amount	Value
7.95%, 11/15/29, Series B	$20,000	$22,553
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	200,000	202,771
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	164,000	150,707
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	81,000	72,891
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	68,000	66,803
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	108,000	96,928
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	115,000	113,324
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	102,174
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	115,000	117,392
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	88,000	95,407
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	82,451
5.38%, 2/7/35	31,000	31,692
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	164,000	163,587
5.95%, 12/15/36	43,000	44,193
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	586,163
5.61%, 1/15/44	105,000	103,777
3.90%, 5/1/45	141,000	113,320
4.90%, 11/17/45	88,000	78,852
4.40%, 6/14/46	130,000	108,614
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	157,784
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	255,000	221,876
Wells Fargo Bank NA 6.60%, 1/15/38	474,000	527,269
Welltower OP LLC
2.05%, 1/15/29	30,000	27,297
4.13%, 3/15/29	25,000	24,506

See Notes to Financial Statements.

146    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
3.10%, 1/15/30	$54,000	$50,157
4.95%, 9/1/48	100,000	94,107
WESCO Distribution, Inc.
7.25%, 6/15/28(f)	54,000	54,969
6.38%, 3/15/29(f)	37,000	37,704
6.63%, 3/15/32(f)	35,000	35,782
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(f)	20,000	20,671
Western & Southern Life Insurance Co.
5.15%, 1/15/49(f)	20,000	18,399
3.75%, 4/28/61(f)	20,000	14,186
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	25,372
Western Digital Corp.
2.85%, 2/1/29	29,000	26,472
3.10%, 2/1/32(b)	55,000	47,084
Western Midstream Operating LP
4.65%, 7/1/26	30,000	29,975
4.50%, 3/1/28	20,000	19,823
4.75%, 8/15/28	24,000	23,902
6.35%, 1/15/29	35,000	36,608
4.05%, 2/1/30	80,000	76,210
6.15%, 4/1/33	54,000	56,001
5.45%, 4/1/44	55,000	50,231
5.30%, 3/1/48	63,000	55,507
5.50%, 8/15/48	35,000	31,409
5.25%, 2/1/50	90,000	79,665
Western Union Co.
1.35%, 3/15/26	37,000	35,708
2.75%, 3/15/31	27,000	23,369
6.20%, 11/17/36(b)	46,000	47,075
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	46,000	45,187
4.70%, 9/15/28	77,000	76,773
5.61%, 3/11/34	36,000	37,038
Westlake Corp. 3.13%, 8/15/51	342,000	220,213
Weyerhaeuser Co.
4.75%, 5/15/26	45,000	45,097
6.95%, 10/1/27	20,000	21,145
4.00%, 11/15/29	54,000	52,305
4.00%, 4/15/30	55,000	52,924
7.38%, 3/15/32	47,000	53,193
3.38%, 3/9/33	37,000	32,768
4.00%, 3/9/52	40,000	30,794
Whirlpool Corp.
4.75%, 2/26/29	43,000	42,392
2.40%, 5/15/31	213,000	179,016
4.70%, 5/14/32	41,000	38,666
Investments	Principal Amount	Value
5.50%, 3/1/33	$21,000	$20,681
5.75%, 3/1/34(b)	21,000	20,747
4.50%, 6/1/46	45,000	34,835
4.60%, 5/15/50	48,000	36,982
Whistler Pipeline LLC
5.40%, 9/30/29(f)	16,000	16,150
5.70%, 9/30/31(f)	20,000	20,331
5.95%, 9/30/34(f)	34,000	34,896
White Cap Buyer LLC 6.88%, 10/15/28(f)	26,000	26,012
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,549
3.75%, 6/15/27	90,000	88,289
5.30%, 8/15/28	55,000	56,061
4.90%, 3/15/29	70,000	70,316
4.80%, 11/15/29	31,000	30,996
3.50%, 11/15/30	70,000	65,353
7.50%, 1/15/31, Series A(b)	25,000	27,948
2.60%, 3/15/31	107,000	93,906
8.75%, 3/15/32	30,000	36,021
4.65%, 8/15/32	70,000	67,867
5.65%, 3/15/33	55,000	56,589
5.15%, 3/15/34	70,000	69,450
6.30%, 4/15/40	115,000	122,223
5.80%, 11/15/43	35,000	35,138
5.40%, 3/4/44	45,000	43,445
5.75%, 6/24/44	59,000	58,982
4.90%, 1/15/45	45,000	40,445
5.10%, 9/15/45	90,000	82,739
4.85%, 3/1/48	70,000	61,541
3.50%, 10/15/51	60,000	42,146
5.30%, 8/15/52	67,000	62,782
5.80%, 11/15/54	79,000	79,368
Williams Scotsman, Inc.
6.13%, 6/15/25(f)	22,000	22,021
4.63%, 8/15/28(f)	20,000	19,462
7.38%, 10/1/31(f)	20,000	20,870
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,066
4.50%, 9/15/28	35,000	34,798
2.95%, 9/15/29	50,000	46,247
5.35%, 5/15/33	55,000	55,741
5.05%, 9/15/48(b)	35,000	31,983
3.88%, 9/15/49	50,000	37,950
5.90%, 3/5/54	70,000	70,853
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	32,000	28,475
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(f)(g)	16,000	15,998

See Notes to Financial Statements.

WisdomTree Trust    147

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Windsor Holdings III LLC 8.50%, 6/15/30(f)	$33,000	$34,960
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,390
5.00%, 5/15/29	22,000	22,436
4.75%, 9/30/32	10,000	10,005
5.63%, 5/15/33	5,000	5,293
5.70%, 12/1/36	15,000	15,909
4.30%, 10/15/48	15,000	12,852
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,315
3.00%, 7/1/29	25,000	23,408
1.95%, 9/16/31	25,000	21,056
3.95%, 9/1/32	45,000	42,516
4.95%, 4/1/33	20,000	19,882
5.38%, 3/30/34	20,000	20,386
6.38%, 8/15/37	25,000	27,504
3.65%, 4/1/50	30,000	22,375
Wisconsin Public Service Corp.
5.35%, 11/10/25	20,000	20,119
3.67%, 12/1/42	15,000	12,070
4.75%, 11/1/44	35,000	32,099
3.30%, 9/1/49	159,000	113,296
2.85%, 12/1/51	20,000	12,881
WMG Acquisition Corp.
3.75%, 12/1/29(f)	35,000	32,576
3.00%, 2/15/31(b)(f)	42,000	37,477
Wolverine World Wide, Inc.
4.00%, 8/15/29(f)	22,000	19,019
Workday, Inc.
3.50%, 4/1/27	62,000	60,749
3.70%, 4/1/29	54,000	52,044
3.80%, 4/1/32	89,000	82,597
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,805
3.85%, 7/15/29	25,000	24,155
2.40%, 2/1/31	36,000	31,274
2.45%, 2/1/32	25,000	21,237
2.25%, 4/1/33	30,000	24,245
WR Berkley Corp.
4.75%, 8/1/44	32,000	28,998
4.00%, 5/12/50	43,000	34,065
3.55%, 3/30/52	36,000	26,116
3.15%, 9/30/61	57,000	35,351
WR Grace Holdings LLC
4.88%, 6/15/27(f)	30,000	29,302
5.63%, 8/15/29(f)	47,000	43,061
7.38%, 3/1/31(f)	14,000	14,279
WRKCo, Inc. 4.90%, 3/15/29	328,000	329,604
Investments	Principal Amount	Value
WW Grainger, Inc.
4.60%, 6/15/45	$65,000	$59,606
3.75%, 5/15/46	26,000	21,050
4.20%, 5/15/47	26,000	22,036
Wyeth LLC
6.50%, 2/1/34	20,000	22,225
6.00%, 2/15/36	33,000	35,666
5.95%, 4/1/37	132,000	140,843
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(f)	37,000	36,735
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(f)	31,000	30,216
7.13%, 2/15/31(f)	41,000	43,208
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	14,130
Xerox Holdings Corp.
5.50%, 8/15/28(f)	23,000	18,678
8.88%, 11/30/29(f)	32,000	26,443
XHR LP 4.88%, 6/1/29(f)	23,000	21,925
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(f)	20,000	19,224
4.50%, 9/15/27(f)	23,000	22,000
7.25%, 1/15/29(b)(f)	36,000	35,810
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,388
XPO, Inc.
7.13%, 6/1/31(f)	18,000	18,664
7.13%, 2/1/32(f)	24,000	24,932
Xylem, Inc.
3.25%, 11/1/26	31,000	30,400
1.95%, 1/30/28	31,000	28,976
2.25%, 1/30/31	36,000	31,471
4.38%, 11/1/46	56,000	47,441
Yum! Brands, Inc.
4.75%, 1/15/30(f)	33,000	32,009
3.63%, 3/15/31	43,000	38,994
4.63%, 1/31/32	45,000	42,353
5.38%, 4/1/32	41,000	40,408
6.88%, 11/15/37	13,000	14,054
5.35%, 11/1/43	11,000	10,445
Zayo Group Holdings, Inc.
4.00%, 3/1/27(f)	61,000	57,739
6.13%, 3/1/28(f)	44,000	39,195
Ziff Davis, Inc. 4.63%, 10/15/30(f)	150,000	138,553
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,531
5.35%, 12/1/28	9,000	9,194

See Notes to Financial Statements.

148    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
2.60%, 11/24/31(b)	$100,000	$87,181
5.20%, 9/15/34	59,000	59,091
5.75%, 11/30/39(b)	13,000	13,468
4.45%, 8/15/45	37,000	32,348
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,942
5.40%, 11/14/25	35,000	35,185
3.00%, 9/12/27	45,000	43,448
3.90%, 8/20/28	30,000	29,414
2.00%, 5/15/30	54,000	47,394
5.60%, 11/16/32	55,000	57,700
4.70%, 2/1/43	105,000	96,760
3.95%, 9/12/47	45,000	36,541
4.45%, 8/20/48	98,000	85,049
3.00%, 5/15/50	45,000	30,242
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(f)	200,000	185,587
Total United States		406,073,946
Zambia – 0.0%
First Quantum Minerals Ltd. 9.38%, 3/1/29(e)	237,000	253,252
TOTAL CORPORATE BONDS (Cost: $535,876,478)		539,422,385
FOREIGN GOVERNMENT AGENCIES – 1.1%
Canada – 0.2%
Export Development Canada
3.38%, 8/26/25	65,000	64,680
4.38%, 6/29/26	160,000	160,487
3.00%, 5/25/27	55,000	53,704
3.88%, 2/14/28	70,000	69,633
4.13%, 2/13/29	70,000	70,025
OMERS Finance Trust 4.75%, 3/26/31(f)	250,000	253,254
Province of Alberta
3.30%, 3/15/28	65,000	63,383
1.30%, 7/22/30	51,000	43,674
4.50%, 1/24/34	26,000	25,837
Province of British Columbia 2.25%, 6/2/26	999,000	975,268
Province of Manitoba
2.13%, 6/22/26	51,000	49,632
1.50%, 10/25/28	73,000	66,382
4.30%, 7/27/33	21,000	20,636
Province of Ontario
1.05%, 4/14/26	283,000	273,354
1.13%, 10/7/30	235,000	198,093
Province of Quebec
0.60%, 7/23/25	67,000	66,007
2.50%, 4/20/26	41,000	40,236
2.75%, 4/12/27	26,000	25,234
Investments	Principal Amount	Value
3.63%, 4/13/28	$72,000	$70,824
4.50%, 4/3/29	77,000	77,666
7.50%, 9/15/29	31,000	35,063
1.35%, 5/28/30	31,000	26,758
1.90%, 4/21/31	21,000	18,235
4.50%, 9/8/33	31,000	30,924
Total Canada		2,778,989
China – 0.0%
China Development Bank 2.00%, 2/16/27(e)	200,000	192,501
Export-Import Bank of China 3.25%, 11/28/27(e)	238,000	233,267
Total China		425,768
France – 0.2%
Agence Francaise de Developpement EPIC 4.50%, 2/17/26(e)	200,000	200,084
Caisse d’Amortissement de la Dette Sociale
0.38%, 9/23/25(f)	100,000	97,771
4.00%, 1/25/26(f)	125,000	124,607
0.63%, 2/18/26(f)	350,000	338,026
4.25%, 1/24/27(f)	600,000	599,869
3.75%, 9/12/27(e)	200,000	197,770
1.00%, 10/21/30(f)	200,000	166,868
1.38%, 1/20/31(f)	500,000	422,139
Total France		2,147,134
Germany – 0.2%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,068,192
3.75%, 2/15/28	169,000	167,644
2.88%, 4/3/28	62,000	59,924
0.75%, 9/30/30	41,000	34,227
4.75%, 10/29/30(b)	41,000	42,306
4.13%, 7/15/33	82,000	81,209
4.38%, 2/28/34	41,000	41,308
4.89%, 4/18/36(c)	41,000	25,210
4.91%, 6/29/37(c)	41,000	23,879
Landwirtschaftliche Rentenbank 0.88%, 9/3/30	344,000	289,285
Total Germany		1,833,184
Hong Kong – 0.0%
Airport Authority 2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(e)(g)	200,000	186,773
4.88%, 1/12/33(f)	200,000	203,652
Total Hong Kong		390,425
See Notes to Financial Statements.

WisdomTree Trust    149

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
India – 0.0%
Export-Import Bank of India 3.88%, 2/1/28(e)	$271,000	$264,511
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(e)	288,000	286,305
5.40%, 11/15/28(e)	485,000	496,640
4.70%, 6/6/32(e)	400,000	392,828
Total Indonesia		1,175,773
Japan – 0.2%
Japan Bank for International Cooperation
4.25%, 1/26/26	200,000	199,863
2.25%, 11/4/26, Series DTC	522,000	505,264
2.75%, 11/16/27	486,000	467,880
4.63%, 7/19/28	202,000	204,546
2.13%, 2/16/29	264,000	243,079
Japan International Cooperation Agency 4.00%, 5/23/28	260,000	257,939
Total Japan		1,878,571
Norway – 0.0%
Kommunalbanken AS 1.13%, 10/26/26(f)	110,000	104,753
Poland – 0.0%
Bank Gospodarstwa Krajowego 5.75%, 7/9/34(e)	401,000	410,901
South Korea – 0.1%
Korea Development Bank 1.00%, 9/9/26	612,000	582,247
Korea Electric Power Corp. 5.38%, 7/31/26(e)	200,000	202,572
Korea Gas Corp. 2.88%, 7/16/29(e)	201,000	188,212
Korea Housing Finance Corp. 5.38%, 11/15/26(e)	200,000	203,231
Korea Hydro & Nuclear Power Co. Ltd. 3.13%, 7/25/27(e)	200,000	194,108
Korea National Oil Corp. 3.38%, 3/27/27(e)	324,000	317,059
Total South Korea		1,687,429
Sweden – 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	223,239
5.41%, 5/11/37(c)	10,000	5,349
Total Sweden		228,588
Investments	Principal Amount	Value
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 6.50%, 11/23/32(f)	$304,000	$315,186
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(e)	257,000	234,441
Total United Arab Emirates		549,627
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $13,748,758)		13,875,653
FOREIGN GOVERNMENT OBLIGATIONS – 4.3%
Angola – 0.0%
Angola Government International Bonds 8.75%, 4/14/32(e)	387,000	346,962
Argentina – 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	174,600	133,858
0.75%, 7/9/30(a)	1,056,000	771,117
4.13%, 7/9/35(a)	1,316,000	834,716
5.00%, 1/9/38(a)	753,000	505,775
3.50%, 7/9/41(a)	494,000	291,657
4.13%, 7/9/46(a)	85,023	53,589
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(e)	32,000	18,745
6.63%, 9/1/37(a)(e)	237,960	157,561
Total Argentina		2,767,018
Azerbaijan – 0.0%
Republic of Azerbaijan International Bonds 3.50%, 9/1/32(e)	150,000	131,777
Bahamas – 0.0%
Bahamas Government International Bonds 6.00%, 11/21/28(e)	200,000	192,102
Bahrain – 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(e)	1,350,000	1,398,385
Bermuda – 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(e)	200,000	173,921
Brazil – 0.1%
Brazil Government International Bonds
3.88%, 6/12/30	1,461,000	1,343,124
5.00%, 1/27/45	500,000	384,153
Total Brazil		1,727,277

See Notes to Financial Statements.

150    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Canada – 0.1%
Canada Government International Bonds
2.88%, 4/28/25	$95,000	$94,773
0.75%, 5/19/26	75,000	72,075
3.75%, 4/26/28	470,000	466,456
Total Canada		633,304
Chile – 0.1%
Chile Government International Bonds
3.50%, 1/31/34	200,000	176,770
4.95%, 1/5/36	694,817	675,151
3.50%, 4/15/53	555,000	392,382
Total Chile		1,244,303
China – 0.0%
China Government International Bonds 1.75%, 10/26/31(e)	200,000	176,335
Colombia – 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	211,000	166,419
7.50%, 2/2/34	761,000	765,120
7.38%, 9/18/37	200,000	195,004
5.00%, 6/15/45	600,000	421,062
Total Colombia		1,547,605
Costa Rica – 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(e)	225,000	228,866
5.63%, 4/30/43(e)	200,000	181,671
Total Costa Rica		410,537
Dominican Republic – 0.1%
Dominican Republic International Bonds 6.00%, 2/22/33(e)	1,259,000	1,238,329
Ecuador – 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(e)	225,000	149,160
5.50%, 7/31/35(a)(e)	222,000	120,255
5.00%, 7/31/40(a)(e)	203,000	100,510
Total Ecuador		369,925
Egypt – 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(e)	907,000	769,692
7.30%, 9/30/33(e)	200,000	171,665
Total Egypt		941,357
El Salvador – 0.0%
El Salvador Government International Bonds 7.65%, 6/15/35(e)	51,000	49,406
Ghana – 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(e)	116,000	103,429
4.78%, 1/3/30(c)(e)	64,172	50,390
Investments	Principal Amount	Value
5.00%, 7/3/35(a)(e)	$167,000	$124,073
1.50%, 1/3/37(e)	166,000	71,977
Total Ghana		349,869
Guatemala – 0.0%
Guatemala Government Bonds 7.05%, 10/4/32(e)	288,000	303,026
Honduras – 0.0%
Honduras Government International Bonds 5.63%, 6/24/30(e)	150,000	134,620
Hong Kong – 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(f)	725,000	731,618
Hungary – 0.1%
Hungary Government International Bonds 5.50%, 6/16/34(e)	803,000	796,079
Indonesia – 0.2%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	178,928
4.65%, 9/20/32	1,247,000	1,216,367
4.85%, 1/11/33	252,000	248,382
8.50%, 10/12/35(e)	306,000	384,702
4.35%, 1/11/48	412,000	354,403
3.20%, 9/23/61	937,000	604,769
Total Indonesia		2,987,551
Israel – 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	177,432
4.50%, 1/17/33	550,000	520,325
State of Israel 3.38%, 1/15/50	1,021,000	693,641
Total Israel		1,391,398
Italy – 0.2%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,151,121
5.38%, 6/15/33(b)	634,000	652,740
Total Italy		1,803,861
Ivory Coast – 0.0%
Ivory Coast Government International Bonds 7.63%, 1/30/33(e)	200,000	196,534
Jordan – 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(e)	239,000	223,386
Kazakhstan – 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(e)	200,000	221,025

See Notes to Financial Statements.

WisdomTree Trust    151

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Kenya – 0.0%
Republic of Kenya Government International Bonds
7.25%, 2/28/28(e)	$200,000	$196,336
9.75%, 2/16/31(e)	200,000	202,492
Total Kenya		398,828
Kuwait – 0.1%
Kuwait International Government Bonds 3.50%, 3/20/27(e)	445,000	435,841
Malaysia – 0.0%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/31(e)	250,000	219,123
Mexico – 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	619,000	521,350
6.75%, 9/27/34(b)	82,000	86,462
6.35%, 2/9/35	2,307,000	2,327,346
6.05%, 1/11/40	94,000	89,625
4.75%, 3/8/44	2,162,000	1,708,862
6.34%, 5/4/53	500,000	465,018
5.75%, 10/12/10	42,000	33,701
Total Mexico		5,232,364
Mongolia – 0.0%
Mongolia Government International Bonds 8.65%, 1/19/28(e)	200,000	211,468
Morocco – 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(e)	200,000	203,341
3.00%, 12/15/32(e)	200,000	167,227
Total Morocco		370,568
Nigeria – 0.1%
Nigeria Government International Bonds
7.14%, 2/23/30(e)	425,000	399,104
7.70%, 2/23/38(b)(e)	215,000	182,890
Total Nigeria		581,994
Oman – 0.1%
Oman Government International Bonds
6.25%, 1/25/31(e)	506,000	529,290
6.75%, 1/17/48(e)	200,000	209,543
Oman Sovereign Sukuk Co. 5.93%, 10/31/25(b)(e)	317,000	318,813
Total Oman		1,057,646
Pakistan – 0.0%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/29(e)	245,000	231,297
Investments	Principal Amount	Value
Panama – 0.2%
Panama Government International Bonds
7.13%, 1/29/26	$200,000	$203,815
2.25%, 9/29/32	375,000	274,518
6.40%, 2/14/35	1,900,000	1,802,309
4.50%, 5/15/47	200,000	135,914
3.87%, 7/23/60	412,000	230,248
Total Panama		2,646,804
Paraguay – 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(e)	281,000	285,582
Peru – 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,306,816
6.55%, 3/14/37	481,000	515,815
3.23%, 7/28/21	304,000	169,066
Total Peru		1,991,697
Philippines – 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	701,000	724,443
5.00%, 1/13/37	1,807,000	1,773,912
3.95%, 1/20/40	415,000	353,660
Total Philippines		2,852,015
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	101,000	99,824
5.50%, 11/16/27	143,000	146,516
4.63%, 3/18/29	104,000	103,817
5.75%, 11/16/32	31,000	32,416
4.88%, 10/4/33	51,000	50,212
5.13%, 9/18/34	41,000	40,865
5.50%, 4/4/53	153,000	147,967
5.50%, 3/18/54	250,000	241,276
Total Poland		862,893
Qatar – 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(e)	902,000	872,292
9.75%, 6/15/30(f)	87,000	108,607
5.10%, 4/23/48(e)	684,000	666,316
Total Qatar		1,647,215
Romania – 0.1%
Romania Government International Bonds
5.88%, 1/30/29(b)(e)	184,000	183,672
6.00%, 5/25/34(e)	454,000	429,114
6.13%, 1/22/44(b)(e)	138,000	122,575
Total Romania		735,361

See Notes to Financial Statements.

152    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Saudi Arabia – 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(e)	$225,000	$218,349
2.25%, 2/2/33(e)	3,250,000	2,665,108
4.88%, 7/18/33(e)	650,000	641,893
4.50%, 10/26/46(e)	449,000	378,527
Total Saudi Arabia		3,903,877
Senegal – 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(e)	200,000	156,776
Serbia – 0.0%
Serbia International Bonds
6.25%, 5/26/28(e)	200,000	205,160
6.00%, 6/12/34(e)	200,000	201,243
Total Serbia		406,403
South Africa – 0.1%
Republic of South Africa Government International Bonds 5.88%, 4/20/32	1,148,000	1,094,346
South Korea – 0.0%
Korea International Bonds 1.00%, 9/16/30	200,000	168,445
Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bonds 4.50%, 8/4/26(e)	226,000	222,090
Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(e)	443,000	452,706
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	398,810
5.25%, 3/13/30	2,799,000	2,645,471
5.88%, 6/26/31	200,000	189,971
4.88%, 4/16/43	100,000	72,492
Total Turkey		3,759,450
Ukraine – 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(c)(f)	15,406	8,661
Zero coupon, 2/1/34(a)(c)(f)	57,572	25,082
1.75%, 2/1/34(a)(f)	311,022	184,589
Zero coupon, 2/1/35(a)(c)(f)	48,652	32,108
1.75%, 2/1/35(a)(f)	70,511	41,300
Zero coupon, 2/1/36(a)(c)(f)	40,544	26,683
1.75%, 2/1/36(a)(f)	70,511	40,566
Total Ukraine		358,989
United Arab Emirates – 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(e)	1,200,000	1,129,121
5.00%, 4/30/34(e)	201,000	206,068
Investments	Principal Amount	Value
3.13%, 9/30/49(e)	$200,000	$138,767
3.88%, 4/16/50(e)	200,000	158,860
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(e)	200,000	195,417
UAE International Government Bonds
2.00%, 10/19/31(e)	200,000	171,606
2.88%, 10/19/41(e)	356,000	265,694
Total United Arab Emirates		2,265,533
Uruguay – 0.2%
Uruguay Government International Bonds 5.75%, 10/28/34	1,805,000	1,876,763
Uzbekistan – 0.0%
Republic of Uzbekistan International Bonds 5.38%, 2/20/29(e)	200,000	192,320
Zambia – 0.0%
Zambia Government International Bonds 5.75%, 6/30/33(a)(e)	47,165	42,092
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $55,913,749)		56,695,290
SUPRANATIONAL BONDS – 0.7%
African Development Bank 4.38%, 11/3/27	257,000	259,132
Asian Development Bank
0.63%, 4/29/25	92,000	91,467
2.88%, 5/6/25	62,000	61,829
4.63%, 6/13/25	41,000	41,017
0.38%, 9/3/25	62,000	60,783
0.50%, 2/4/26	1,000	967
1.00%, 4/14/26	216,000	208,719
2.00%, 4/24/26	173,000	168,925
1.75%, 8/14/26	17,000	16,449
4.13%, 1/12/27	62,000	62,057
1.50%, 1/20/27	72,000	68,679
6.22%, 8/15/27	6,000	6,262
3.13%, 8/20/27	92,000	90,044
2.50%, 11/2/27	33,000	31,731
2.75%, 1/19/28	36,000	34,745
3.75%, 4/25/28	72,000	71,374
1.25%, 6/9/28	31,000	28,364
3.13%, 9/26/28	15,000	14,553
4.38%, 3/6/29	72,000	72,771
1.88%, 1/24/30	41,000	36,986
0.75%, 10/8/30	21,000	17,491
1.50%, 3/4/31	41,000	35,254
3.13%, 4/27/32	21,000	19,623
4.00%, 1/12/33	41,000	40,320
3.88%, 6/14/33	41,000	39,878
4.13%, 1/12/34	100,000	98,782
See Notes to Financial Statements.

WisdomTree Trust    153

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
Asian Infrastructure Investment Bank
0.50%, 5/28/25	$62,000	$61,435
3.38%, 6/29/25	26,000	25,907
0.50%, 1/27/26	87,000	84,203
4.88%, 9/14/26	41,000	41,475
3.75%, 9/14/27	41,000	40,720
4.13%, 1/18/29	62,000	62,095
4.25%, 3/13/34	26,000	25,908
European Bank for Reconstruction & Development
0.50%, 5/19/25	57,000	56,529
0.50%, 11/25/25	34,000	33,082
4.38%, 3/9/28	62,000	62,568
4.13%, 1/25/29	63,000	63,053
4.25%, 3/13/34	97,000	96,564
European Investment Bank
0.63%, 7/25/25	855,000	842,645
2.13%, 4/13/26	200,000	195,800
0.63%, 10/21/27(b)	21,000	19,240
3.25%, 11/15/27	82,000	80,414
3.88%, 3/15/28	103,000	102,553
4.50%, 10/16/28	82,000	83,201
4.00%, 2/15/29	103,000	102,723
1.75%, 3/15/29	62,000	56,688
1.63%, 10/9/29	21,000	18,867
0.88%, 5/17/30	21,000	17,854
3.63%, 7/15/30	82,000	80,065
0.75%, 9/23/30	31,000	25,894
1.25%, 2/14/31	82,000	69,645
1.63%, 5/13/31	31,000	26,771
3.75%, 2/14/33	103,000	99,814
4.13%, 2/13/34	82,000	80,883
4.88%, 2/15/36	21,000	22,066
Inter-American Development Bank
0.63%, 7/15/25	990,000	976,528
3.20%, 8/7/42	412,000	339,990
International Bank for Reconstruction & Development
2.50%, 7/29/25	548,000	543,819
0.50%, 10/28/25	607,000	592,264
3.13%, 6/15/27	173,000	169,552
0.75%, 11/24/27	728,000	666,906
3.50%, 7/12/28	670,000	658,200
4.00%, 1/10/31	103,000	102,035
1.63%, 11/3/31	103,000	87,663
4.75%, 11/14/33(b)	62,000	63,989
International Development Association 0.75%, 6/10/27(e)	41,000	38,026
International Finance Corp. 0.75%, 10/8/26	191,000	181,315
IsDB Trust Services No. 2 SARL 3.21%, 4/28/27(e)	508,000	497,027
Investments	Principal Amount	Value
Nordic Investment Bank 0.50%, 1/21/26	$284,000	$274,869
TOTAL SUPRANATIONAL BONDS (Cost: $9,388,787)		9,449,047
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
United States – 3.5%
Banc of America Commercial Mortgage Trust 3.71%, 9/15/48, Series 2015-UBS7, Class A4	1,000,000	991,579
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	585,985
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,809,747
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	355,200
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	645,107
3.79%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	655,170
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	951,077
Barclays Commercial Mortgage Trust 3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	361,841
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,610,560
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,759,575
4.44%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,097,350
5.75%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	527,871
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	194,510
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	182,171
CD Mortgage Trust 3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	295,554
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	106,617
COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	111,605
3.63%, 10/10/48, Series 2015-CR26, Class A4	750,000	743,405
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	549,608

See Notes to Financial Statements.

154    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
CSAIL Commercial Mortgage Trust
4.32%, 11/15/49, Series 2016-C7, Class B*(a)	$1,200,000	$1,154,353
3.48%, 3/15/53, Series 2020-C19, Class B*(a)	425,000	364,208
DBJPM Mortgage Trust 4.20%, 5/10/49, Series 2016-C1, Class B*(a)	570,000	548,606
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	719,748	712,503
2.67%, 3/25/26, Series K055, Class A2	197,727	194,395
3.30%, 10/25/26, Series K060, Class A2	610,000	599,772
3.19%, 7/25/27, Series K067, Class A2	750,000	731,266
3.24%, 8/25/27, Series K068, Class A2	140,000	136,572
1.47%, 9/25/27, Series K740, Class A2	500,000	466,490
3.19%, 9/25/27, Series K069, Class A2*(a)	54,356	52,922
3.29%, 11/25/27, Series K071, Class A2	500,000	487,003
3.93%, 6/25/28, Series K079, Class A2	804,000	794,493
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	505,693
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	506,699
4.85%, 9/25/28, Series K509, Class A2	500,000	507,437
4.86%, 10/25/28, Series K511, Class A2	500,000	507,600
3.42%, 2/25/29, Series K090, Class A2	1,000,000	968,061
3.51%, 3/25/29, Series K091, Class A2	1,000,000	970,801
1.38%, 7/25/30, Series K116, Class A2	1,000,000	858,977
1.50%, 10/25/30, Series K120, Class A2	1,000,000	857,543
2.11%, 1/25/31, Series K127, Class A2	1,000,000	882,191
4.53%, 6/25/31, Series KF115, Class AS, (4.534% fixed rate until 5/25/31; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	260,660	258,666
2.13%, 11/25/31, Series K136, Class A2	1,000,000	867,783
4.55%, 12/25/31, Series KF128, Class AS, (4.554% fixed rate until 12/25/31; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	147,361	146,502
2.25%, 1/25/32, Series K140, Class A2	1,000,000	870,573
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,069,766
2.25%, 2/25/32, Series K141, Class A2	1,000,000	870,664
3.42%, 4/25/32, Series K154, Class A2	1,000,000	962,029
2.92%, 6/25/32, Series K146, Class A2	1,000,000	904,641
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,363,358
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	938,736
3.53%, 8/25/32, Series K149, Class A2	500,000	470,025
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	306,776
4.90%, 10/25/33, Series K-161, Class A2	500,000	512,639
5.15%, 12/25/33, Series K-162, Class A2	500,000	521,582
1.94%, 2/25/35, Series K1515, Class A2	480,000	379,610
2.36%, 10/25/36, Series K1522, Class A2	250,000	198,027
Investments	Principal Amount	Value
FREMF Mortgage Trust
4.07%, 4/25/48, Series 2016-K54, Class B*(a)(f)	$590,000	$584,794
4.21%, 6/25/51, Series 2018-K76, Class B*(a)(f)	205,000	200,849
JP Morgan Chase Commercial Mortgage Securities Trust 3.46%, 8/15/49, Series 2016-JP2, Class B	1,000,000	904,300
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,176,879
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	638,086
Morgan Stanley Bank of America Merrill Lynch Trust 3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	195,101
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	933,816
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,825,463
MSCG Trust 3.46%, 6/7/35, Series 2015-ALDR, Class A2*(a)(f)	412,000	404,166
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	402,254
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	635,955	630,805
3.18%, 4/15/50, Series 2015-LC20, Class A5	248,293	247,629
3.43%, 3/15/59, Series 2016-C33, Class A4	300,000	295,714
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	98,860
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $45,828,511)		46,522,210
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	1,295,000	1,442,283
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	195,000	226,670
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	931,874
State of California 7.55%, 4/1/39	275,000	332,180
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,413,526
TOTAL MUNICIPAL BONDS (Cost: $4,447,504)		4,346,533

See Notes to Financial Statements.

WisdomTree Trust    155

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – 2.4%
United States – 2.4%
American Express Credit Account Master Trust
3.75%, 8/15/27, Series 2022-3, Class A	$260,000	$259,124
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,038,851
AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	550,000	550,595
BA Credit Card Trust 5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,510,011
Capital One Multi-Asset Execution Trust 4.95%, 10/15/27, Series 2022-A3, Class A	830,000	832,479
Carmax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	136,226	136,037
4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,195
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,269,834
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	972,243
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	230,728
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,016,344
Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	75,000	74,820
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,992,839
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	1,199,857	1,174,324
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	757,619
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	760,644
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,792,662
3.88%, 11/15/34, Series 2022-1, Class A(f)	600,000	593,246
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,222,642
GM Financial Automobile Leasing Trust 5.09%, 5/20/27, Series 2023-2, Class A4	825,000	827,324
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	5,545	5,537
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	571,657
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(f)	630,000	599,695
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	650,000	662,641
Hyundai Auto Receivables Trust 4.74%, 9/16/30, Series 2024-B, Class A4	650,000	655,235
Mercedes-Benz Auto Receivables Trust 5.25%, 2/15/29, Series 2022-1, Class A4	570,000	577,056
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,109,030
Nissan Auto Receivables Owner Trust 4.45%, 11/15/29, Series 2022-B, Class A4	309,000	309,084
Investments	Principal Amount	Value
Santander Drive Auto Receivables Trust
4.72%, 6/15/27, Series 2022-6, Class B	$449,248	$449,216
5.63%, 11/15/28, Series 2024-2, Class A3	700,000	705,951
4.49%, 8/15/29, Series 2022-3, Class C	300,000	299,401
6.40%, 3/17/31, Series 2023-6, Class C	500,000	519,443
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	585,000	593,747
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	372,303
World Omni Auto Receivables Trust 4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,166,886
TOTAL ASSET-BACKED SECURITIES (Cost: $31,356,174)		31,780,443
FOREIGN CORPORATE BONDS – 0.0%
Canada – 0.0%
Suncor Energy, Inc. 6.50%, 6/15/38
(Cost: $46,155)	42,000	45,633
	Shares
COMMON STOCKS – 0.0%
United States – 0.0%
Curo Group Holdings LLC^† (Cost: $155,183)	3,297	0
WARRANTS – 0.0%
United States – 0.0%
Curo Group Holdings LLC, expiring 8/1/28^† (Cost: $0)	5,761	0
MUTUAL FUND – 1.7%
United States – 1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(h) (Cost: $22,120,858)	22,120,858	22,120,858
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(h) (Cost: $22,403,588)	22,403,588	22,403,588
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $1,323,209,980)		1,329,979,414
Other Liabilities less Assets – (0.9)%		(11,970,741)
NET ASSETS – 100.0%		$1,318,008,673

†     Non-income producing security.

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

See Notes to Financial Statements.

156    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025

(b)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,301,270 and the total market value of the collateral held by the Fund was $28,129,266. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,725,678.

(c)     Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2025.

(d)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(e)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)     The security has a perpetual maturity; the date displayed is the next call date.

(h)     Rate shown represents annualized 7-day yield as of February 28, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	106	6/30/25	$(21,938,688)	$(83,844)
U.S. Treasury Long Bond	415	6/18/25	(49,008,906)	(905,459)
			$(70,947,594)	$(989,303)
Long Exposure
10 Year U.S. Treasury Note	74	6/18/25	$8,220,938	$103,331
5 Year U.S. Treasury Note	811	6/30/25	87,537,312	810,007
U.S. Treasury Ultra Long Term Bond	424	6/18/25	52,629,000	1,247,871
Ultra 10 Year U.S. Treasury Note	308	6/18/25	35,189,000	398,711
			$183,576,250	$2,559,920
Total – Net			$112,628,656	$1,570,617

See Notes to Financial Statements.

WisdomTree Trust    157

Schedule of Investments (unaudited) (concluded) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$250,392,060	$—		$250,392,060
U.S. Government Obligations	—	332,925,713	—		332,925,713
Corporate Bonds	—	539,422,385	—		539,422,385
Foreign Corporate Bonds	—	45,633	—		45,633
Foreign Government Agencies	—	13,875,653	—		13,875,653
Foreign Government Obligations	—	56,695,290	—		56,695,290
Supranational Bonds	—	9,449,047	—		9,449,047
Commercial Mortgage-Backed Securities	—	46,522,210	—		46,522,210
Municipal Bonds	—	4,346,533	—		4,346,533
Asset-Backed Securities	—	31,780,443	—		31,780,443
Common Stocks	—	—	0	*	0
Warrants	—	—	0	*	0
Mutual Fund	—	22,120,858	—		22,120,858
Investment of Cash Collateral for Securities Loaned	—	22,403,588	—		22,403,588
Total Investments in Securities	$—	$1,329,979,414	$0		$1,329,979,414
Financial Derivative Instruments
Futures Contracts[1]	$2,559,920	$—	$—		$2,559,920
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(989,303)	$—	$—		$(989,303)
Total – Net	$1,570,617	$1,329,979,414	$0		$1,331,550,031

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

158    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 15.7%
Federal Farm Credit Bank – 0.5%
1.79%, 6/22/35	$585,000	$448,186
1.65%, 7/23/35	1,566,000	1,178,328
5.31%, 9/25/35	1,500,000	1,497,139
1.95%, 8/13/40	1,500,000	1,020,901
Total Federal Farm Credit Bank		4,144,554
Federal Home Loan Bank – 0.6%
5.63%, 3/14/36	635,000	699,193
5.50%, 7/15/36	4,165,000	4,559,589
Total Federal Home Loan Bank		5,258,782
Federal Home Loan Mortgage Corp. – 2.6%
3.00%, 5/1/30	145,144	142,621
4.00%, 11/1/33	226	225
2.00%, 10/1/35	85,319	77,843
6.50%, 3/1/36	76,486	79,036
2.00%, 2/1/37	230,925	209,064
5.00%, 6/1/37	873	887
3.50%, 7/1/38	20,602	19,851
4.31%, 11/15/38, Series 1(a)	2,727,000	1,428,692
4.94%, 11/15/38(a)	2,500,000	1,310,293
5.50%, 2/1/40	3,805	3,935
5.00%, 3/1/41	100,095	101,756
5.50%, 6/1/41	1,732	1,788
5.00%, 7/1/41	3,219	3,274
3.00%, 7/1/43	458,972	418,295
3.50%, 1/1/44	378,567	355,225
3.50%, 8/1/45	265,487	246,595
4.00%, 9/1/45	36,190	34,664
4.00%, 10/1/45	39,998	38,360
4.00%, 12/1/45	70,562	67,586
4.50%, 4/1/46	235,921	233,965
3.00%, 6/1/46	34,500	30,858
3.00%, 9/1/46	105,602	96,213
3.00%, 10/1/46	43,971	39,501
3.50%, 11/1/46	8,215	7,594
4.00%, 1/1/47	68,768	65,676
3.50%, 4/1/47	95,515	88,082
4.00%, 5/1/47	40,124	38,253
3.50%, 9/1/47	94,382	87,149
4.00%, 10/1/47	77,076	73,386
4.50%, 10/1/47	26,971	26,480
3.50%, 11/1/47	97,663	90,179
3.50%, 11/1/47	126,724	116,863
4.00%, 9/1/48	39,430	37,572
5.00%, 3/1/49	10,026	10,062
4.50%, 5/1/49	46,736	45,725
4.00%, 7/1/49	386,628	368,790
4.50%, 7/1/49	23,485	22,977
3.50%, 8/1/49	249,708	229,609
Investments in Long Securities	Principal Amount	Value
2.50%, 9/1/49	$256,525	$217,129
3.00%, 10/1/49	450,864	400,248
5.00%, 10/1/49	209,801	210,172
5.50%, 10/1/49	193,703	198,298
3.00%, 2/1/50	315,985	280,028
3.00%, 5/1/50	15,624	13,801
3.00%, 5/1/50	33,155	29,395
2.50%, 6/1/50	316,493	268,784
2.50%, 7/1/50	218,500	186,126
2.00%, 9/1/50	107,969	87,340
2.50%, 10/1/50	197,753	168,896
2.00%, 1/1/51	122,887	99,256
2.50%, 1/1/51	688,666	578,253
4.50%, 1/1/51	61,025	59,852
1.50%, 2/1/51	362,795	277,311
1.50%, 4/1/51	421,710	321,650
2.00%, 4/1/51	898,267	725,863
2.50%, 4/1/51	41,959	35,200
2.00%, 5/1/51	557,161	449,879
2.50%, 5/1/51	436,018	364,949
2.50%, 9/1/51	160,024	135,434
2.50%, 9/1/51	776,859	653,440
1.50%, 10/1/51	113,043	86,168
3.50%, 10/1/51	159,747	145,632
2.00%, 12/1/51	379,861	305,721
2.50%, 12/1/51	90,947	76,210
2.00%, 1/1/52	96,011	77,174
2.50%, 1/1/52	278,435	234,027
3.50%, 1/1/52	58,590	53,400
2.00%, 2/1/52	95,300	77,448
2.50%, 2/1/52	310,420	262,449
2.00%, 3/1/52	1,181,535	951,927
2.50%, 4/1/52	70,452	59,473
2.50%, 4/1/52	649,450	548,652
3.00%, 4/1/52	78,695	68,761
2.00%, 5/1/52	277,488	225,958
3.00%, 6/1/52	287,995	253,058
3.50%, 6/1/52	79,426	72,165
4.50%, 7/1/52	41,893	40,461
3.00%, 8/1/52	43,982	38,611
4.00%, 8/1/52	21,694	20,384
4.50%, 8/1/52	127,332	123,004
4.50%, 8/1/52	248,110	239,676
4.00%, 9/1/52	65,347	61,390
4.50%, 9/1/52	67,649	65,317
4.50%, 9/1/52	171,711	165,821
4.50%, 9/1/52	214,486	207,107
5.00%, 9/1/52	20,988	20,808
5.00%, 9/1/52	45,278	44,965
4.50%, 10/1/52	21,795	21,041
4.50%, 10/1/52	187,034	181,541

See Notes to Financial Statements.

WisdomTree Trust    159

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.00%, 10/1/52	$133,160	$131,548
5.00%, 11/1/52	127,426	125,859
3.50%, 12/1/52	66,035	59,993
4.50%, 12/1/52	152,660	147,350
5.00%, 12/1/52	44,997	44,452
4.00%, 1/1/53	22,378	21,012
4.50%, 1/1/53	61,612	59,478
4.50%, 1/1/53	87,390	84,364
5.00%, 2/1/53	167,045	165,065
5.50%, 3/1/53	51,559	51,776
5.00%, 4/1/53	295,777	291,927
5.00%, 5/1/53	45,498	44,901
5.00%, 6/1/53	86,752	85,771
5.50%, 6/1/53	21,426	21,516
5.50%, 8/1/53	21,901	21,960
5.00%, 9/1/53	278,615	274,664
5.50%, 9/1/53	354,932	355,853
6.00%, 9/1/53	229,172	233,059
6.50%, 9/1/53	77,177	79,591
6.00%, 10/1/53	125,014	127,134
6.50%, 10/1/53	37,633	38,810
5.50%, 11/1/53	627,277	628,867
6.00%, 11/1/53	45,884	47,466
6.00%, 11/1/53	396,413	403,135
6.50%, 11/1/53	183,403	189,129
6.00%, 12/1/53	20,271	20,615
6.50%, 12/1/53	143,399	147,876
6.50%, 1/1/54	254,369	262,310
6.00%, 7/1/54	45,980	46,869
6.00%, 8/1/54	392,592	399,205
6.50%, 8/1/54	23,008	23,936
6.00%, 9/1/54	811,551	825,221
5.00%, 11/1/54	49,799	49,175
5.50%, 12/1/54	488,813	489,678
Total Federal Home Loan Mortgage Corp.		22,738,142
Federal National Mortgage Association – 4.7%
4.00%, 9/1/25	26,360	26,253
2.50%, 11/1/30	123,275	118,828
2.50%, 1/1/32	326,651	314,073
3.00%, 5/1/32	98,853	95,222
6.00%, 12/1/32	101,273	103,277
2.50%, 1/1/33	124,322	119,947
5.50%, 10/1/35	16,692	17,216
2.00%, 12/1/36	27,641	25,033
5.50%, 4/1/37	77,699	79,762
5.63%, 7/15/37(b)	1,946,000	2,157,314
5.50%, 1/1/38	18,843	19,134
5.00%, 5/1/38	5,592	5,681
4.50%, 6/1/38	18,724	18,588
5.50%, 6/1/38	45,719	47,156
Investments in Long Securities	Principal Amount	Value
6.21%, 8/6/38	$1,170,000	$1,366,399
5.50%, 11/1/38	1,132	1,168
5.00%, 9/1/39	96,183	97,564
6.00%, 7/1/41	178,059	186,496
4.00%, 10/1/41	376,394	364,581
4.00%, 11/1/41	38,649	37,435
4.50%, 1/1/42	78,380	77,777
6.00%, 1/1/42	136,741	143,232
4.00%, 9/1/42	141,746	137,022
2.50%, 2/1/43	121,030	106,413
2.50%, 5/1/43	38,851	34,149
3.50%, 7/1/43	233,428	218,760
3.00%, 8/1/43	135,054	122,900
3.00%, 8/1/43	141,908	129,167
3.00%, 9/1/43	233,322	212,325
4.50%, 9/1/43	11,407	11,319
3.50%, 10/1/43	90,133	84,200
4.50%, 5/1/44	15,910	15,757
4.00%, 6/1/44	27,104	26,006
4.00%, 7/1/44	5,934	5,692
4.00%, 7/1/44	175,553	168,415
4.50%, 2/1/45	29,235	28,955
3.50%, 6/1/45	2,333	2,165
4.00%, 6/1/45	159,783	153,282
4.00%, 9/1/45	29,938	28,675
3.00%, 12/1/45	34,940	31,228
4.00%, 1/1/46	61,332	58,810
3.50%, 2/1/46	24,373	22,610
3.50%, 5/1/46	92,146	85,063
3.00%, 6/1/46	28,626	25,570
4.00%, 7/1/46	27,631	26,355
2.50%, 9/1/46	13,788	11,897
2.50%, 10/1/46	17,853	15,405
3.00%, 10/1/46	50,118	44,848
3.00%, 10/1/46	117,133	104,631
3.00%, 11/1/46	63,677	56,980
2.50%, 12/1/46	31,650	27,309
3.00%, 12/1/46	86,965	77,689
3.50%, 12/1/46	336,946	311,045
2.50%, 1/1/47	39,846	34,381
3.50%, 1/1/47	84,989	78,455
5.50%, 1/1/47	152,779	157,479
3.00%, 5/1/47	423,152	381,295
4.50%, 5/1/47	188,416	186,610
4.00%, 6/1/47	45,108	43,205
3.50%, 7/1/47	275,668	257,793
3.50%, 7/1/47	441,605	413,848
4.00%, 7/1/47	45,940	43,932
5.00%, 7/1/47	98,216	99,796
4.50%, 9/1/47	83,660	82,036
4.00%, 10/1/47	350,911	334,113

See Notes to Financial Statements.

160    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.50%, 1/1/48	$118,087	$108,898
4.50%, 1/1/48	47,728	46,801
3.50%, 2/1/48	364,992	336,589
5.00%, 5/1/48	34,026	34,110
3.00%, 8/1/48	298,549	268,692
4.00%, 9/1/48	104,635	99,678
5.00%, 10/1/48	304,553	308,928
3.00%, 11/1/48	775,075	692,740
3.50%, 11/1/48	95,924	88,459
5.00%, 3/1/49	6,493	6,505
4.00%, 4/1/49	9,742	9,267
4.00%, 5/1/49	6,487	6,171
4.50%, 5/1/49	98,577	96,443
3.50%, 6/1/49	153,787	141,819
3.50%, 7/1/49	50,383	46,249
3.00%, 10/1/49	295,499	261,203
3.00%, 12/1/49	369,756	326,826
3.00%, 3/1/50	123,537	109,865
3.00%, 3/1/50	404,993	357,963
4.00%, 3/1/50	265,751	252,909
5.00%, 3/1/50	69,371	69,557
4.50%, 4/1/50	401,728	393,077
2.50%, 5/1/50	1,394,531	1,189,768
3.50%, 5/1/50	428,381	395,563
2.00%, 7/1/50	718,190	586,780
3.50%, 7/1/50	138,505	127,717
3.00%, 8/1/50	331,414	292,395
2.00%, 9/1/50	1,911,771	1,546,508
2.00%, 10/1/50	1,820,221	1,486,689
1.50%, 11/1/50	215,036	163,960
2.00%, 11/1/50	119,154	97,561
3.00%, 11/1/50	262,842	234,290
4.00%, 11/1/50	184,560	175,568
1.50%, 12/1/50	243,550	185,839
1.50%, 12/1/50	849,097	647,898
2.00%, 12/1/50	401,761	324,626
2.00%, 12/1/50	1,000,154	813,352
2.00%, 12/1/50	1,379,619	1,115,601
2.00%, 1/1/51	74,413	60,082
2.50%, 2/1/51	515,282	440,034
2.00%, 3/1/51	1,166,471	941,422
2.50%, 5/1/51	305,691	256,561
2.50%, 6/1/51	71,957	60,592
2.50%, 6/1/51	89,909	76,332
2.00%, 7/1/51	206,172	166,717
2.50%, 8/1/51	376,439	318,709
2.00%, 9/1/51	1,491,841	1,200,541
2.50%, 9/1/51	161,718	136,066
1.50%, 10/1/51	89,457	68,190
2.00%, 10/1/51	276,070	224,271
2.00%, 10/1/51	2,096,865	1,687,426
Investments in Long Securities	Principal Amount	Value
2.50%, 10/1/51	$424,170	$360,091
2.50%, 10/1/51	562,888	473,288
2.50%, 10/1/51	1,359,018	1,138,237
2.50%, 11/1/51	212,988	181,474
2.50%, 12/1/51	255,504	216,178
3.00%, 12/1/51	153,663	135,823
2.00%, 1/1/52	79,917	64,972
2.00%, 1/1/52	417,197	336,658
2.50%, 1/1/52	114,453	96,646
2.50%, 1/1/52	191,474	161,995
2.50%, 1/1/52	223,062	188,508
3.00%, 1/1/52	40,531	35,366
3.00%, 1/1/52	217,011	189,356
2.00%, 2/1/52	52,135	41,943
2.00%, 2/1/52	106,216	85,344
2.00%, 2/1/52	155,011	125,008
2.00%, 2/1/52	307,106	246,949
2.00%, 2/1/52	390,603	314,244
2.50%, 2/1/52	81,457	69,116
2.50%, 2/1/52	741,015	625,996
3.00%, 2/1/52	21,198	18,689
3.00%, 2/1/52	842,203	742,109
1.50%, 3/1/52	362	275
2.00%, 3/1/52	347,188	278,556
2.50%, 3/1/52	150,248	126,145
2.50%, 3/1/52	223,453	188,082
2.50%, 3/1/52	290,679	243,818
2.50%, 3/1/52	549,913	464,594
3.00%, 3/1/52	131,994	116,271
1.50%, 4/1/52	78,033	59,494
3.50%, 4/1/52	23,430	21,507
3.50%, 4/1/52	105,074	96,451
2.00%, 5/1/52	335,999	270,183
2.50%, 5/1/52	258,277	219,231
3.00%, 5/1/52	359,023	315,511
3.50%, 5/1/52	39,656	36,006
3.50%, 5/1/52	39,763	36,224
4.00%, 5/1/52	496,357	467,193
2.50%, 6/1/52	50,229	42,132
3.50%, 6/1/52	22,163	20,249
3.50%, 6/1/52	158,740	144,243
4.50%, 7/1/52	84,842	81,937
3.50%, 8/1/52	221,464	201,664
4.00%, 8/1/52	212,790	201,214
4.50%, 8/1/52	62,556	60,327
2.50%, 9/1/52	64,622	54,255
4.00%, 9/1/52	82,337	77,641
4.00%, 9/1/52	129,777	122,016
5.00%, 9/1/52	323,597	319,743
4.00%, 10/1/52	33,693	31,894
4.50%, 10/1/52	21,763	21,009

See Notes to Financial Statements.

WisdomTree Trust    161

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.00%, 10/1/52	$161,326	$159,309
4.00%, 1/1/53	91,800	86,198
5.50%, 1/1/53	102,410	103,018
4.00%, 2/1/53	22,682	21,316
5.00%, 2/1/53	41,515	41,432
5.50%, 2/1/53	72,622	73,148
5.50%, 2/1/53	81,696	82,517
3.00%, 3/1/53	80,811	70,601
4.00%, 3/1/53	23,812	22,355
4.00%, 3/1/53	45,428	42,642
5.00%, 4/1/53	21,855	21,571
6.00%, 4/1/53	58,257	59,244
5.50%, 5/1/53	30,244	30,632
4.50%, 6/1/53	108,957	105,841
5.00%, 6/1/53	139,567	137,736
5.50%, 7/1/53	23,610	23,937
5.50%, 7/1/53	88,462	88,815
6.00%, 7/1/53	365,696	371,897
5.00%, 8/1/53	22,960	22,664
5.50%, 8/1/53	65,044	65,217
6.00%, 8/1/53	61,414	62,456
5.50%, 9/1/53	22,792	22,981
5.00%, 10/1/53	124,705	122,907
5.50%, 10/1/53	22,015	22,071
5.50%, 11/1/53	427,483	428,566
6.50%, 11/1/53	36,642	37,786
4.00%, 12/1/53	68,320	64,817
4.50%, 1/1/54	47,733	46,285
6.50%, 1/1/54	85,335	88,715
6.00%, 2/1/54	22,158	22,710
5.50%, 3/1/54	68,837	69,046
6.00%, 5/1/54	22,688	23,254
5.00%, 6/1/54	94,998	93,748
6.00%, 6/1/54	22,442	22,863
6.00%, 6/1/54	23,578	24,217
7.00%, 6/1/54	18,393	19,267
6.50%, 9/1/54	470,634	484,964
Total Federal National Mortgage Association		42,456,126
Government National Mortgage Association – 3.9%
4.00%, 12/20/44	992,745	956,787
3.50%, 3/20/46	1,486,912	1,387,842
3.00%, 3/20/50	1,489,141	1,334,239
2.00%, 1/20/51	1,856,657	1,526,594
3.50%, 3/20/51	70,062	64,936
2.00%, 7/20/51	973,846	800,749
3.00%, 8/20/51	1,762,250	1,571,007
2.50%, 9/20/51	1,481,499	1,271,390
2.00%, 1/20/52	1,992,518	1,637,840
2.50%, 1/20/52	1,960,710	1,682,184
5.50%, 8/20/53	1,485,501	1,495,557
Investments in Long Securities	Principal Amount	Value
5.00%, 10/20/53	$1,405,264	$1,391,888
4.00%, 3/20/54	1,920,131	1,813,844
5.00%, 4/20/54	337,960	333,762
6.00%, 7/20/54	438,886	445,322
4.50%, 9/20/54	914,944	883,873
4.50%, 12/20/54	971,476	938,485
3.50%, 1/20/55	1,871,928	1,718,106
5.00%, 1/20/55	873,513	862,520
2.00%, 3/20/55(c)	1,675,000	1,377,091
2.50%, 3/20/55(c)	3,300,000	2,829,900
3.00%, 3/20/55(c)	1,725,000	1,536,885
3.50%, 3/20/55(c)	450,000	413,060
4.50%, 3/20/55(c)	950,000	917,615
5.00%, 3/20/55(c)	750,000	740,452
5.50%, 3/20/55(c)	2,000,000	2,005,850
6.00%, 3/20/55(c)	1,875,000	1,900,875
6.50%, 3/20/55(c)	1,050,000	1,071,089
7.00%, 3/20/55(c)	300,000	308,253
Total Government National Mortgage Association		35,217,995
Tennessee Valley Authority – 2.8%
4.65%, 6/15/35(b)	2,370,000	2,419,220
5.88%, 4/1/36	4,060,000	4,537,404
6.15%, 1/15/38	238,000	273,601
5.50%, 6/15/38	580,000	631,250
5.25%, 9/15/39	4,598,000	4,896,681
3.50%, 12/15/42	2,099,000	1,784,180
4.88%, 1/15/48	1,324,000	1,322,138
4.25%, 9/15/52	1,450,000	1,287,070
5.25%, 2/1/55	1,500,000	1,541,610
5.38%, 4/1/56(b)	2,347,000	2,480,120
4.63%, 9/15/60	2,490,000	2,307,131
4.25%, 9/15/65(b)	1,855,000	1,596,383
Total Tennessee Valley Authority		25,076,788
Uniform Mortgage-Backed Securities – 0.6%
6.50%, 4/1/54(c)	75,000	77,187
4.00%, 3/1/55(c)	125,000	117,233
4.50%, 3/1/55(c)	75,000	72,274
5.00%, 3/1/55(c)	675,000	664,185
5.50%, 3/1/55(c)	1,675,000	1,677,161
6.00%, 3/1/55(c)	1,125,000	1,143,405
6.50%, 3/1/55(c)	850,000	875,670
7.00%, 3/1/55(c)	525,000	549,998
4.50%, 4/1/55(c)	25,000	24,057
5.00%, 4/1/55(c)	75,000	73,763
5.50%, 4/1/55(c)	200,000	200,110
6.00%, 4/1/55(c)	175,000	177,681
Total Uniform Mortgage-Backed Securities		5,652,724
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $147,848,460)		140,545,111
See Notes to Financial Statements.

162    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 24.0%
U.S. Treasury Bonds – 4.3%
6.00%, 2/15/26	$325,000	$330,992
4.50%, 2/15/36	416,000	429,747
5.00%, 5/15/37	650,000	698,496
4.38%, 2/15/38	170,000	171,899
4.50%, 5/15/38	500,000	511,914
4.25%, 5/15/39	230,000	227,664
4.50%, 8/15/39	100,000	101,523
1.13%, 5/15/40	250,000	159,258
4.38%, 5/15/40	165,000	164,807
3.88%, 8/15/40	603,000	567,715
1.38%, 11/15/40	385,000	251,874
4.25%, 11/15/40	285,000	279,768
1.88%, 2/15/41	635,000	449,064
4.75%, 2/15/41	75,000	77,883
2.25%, 5/15/41	500,000	373,281
4.38%, 5/15/41	200,000	198,750
1.75%, 8/15/41	675,000	460,846
3.75%, 8/15/41	194,000	178,419
2.00%, 11/15/41	950,000	671,977
3.13%, 11/15/41	625,000	526,953
2.38%, 2/15/42	950,000	710,793
3.13%, 2/15/42	265,000	222,600
3.00%, 5/15/42	360,000	295,762
3.25%, 5/15/42	1,115,000	949,841
3.38%, 8/15/42	950,000	821,305
3.88%, 2/15/43	400,000	369,250
2.88%, 5/15/43	650,000	516,496
3.88%, 5/15/43	550,000	506,344
4.38%, 8/15/43	300,000	294,891
4.75%, 11/15/43	2,000,000	2,060,469
3.63%, 2/15/44	490,000	433,038
4.50%, 2/15/44	1,500,000	1,495,195
3.38%, 5/15/44	500,000	425,234
4.63%, 5/15/44	1,000,000	1,012,188
3.13%, 8/15/44	500,000	407,383
4.13%, 8/15/44	600,000	567,703
3.00%, 11/15/44	450,000	358,418
3.00%, 11/15/45	205,000	161,966
2.25%, 8/15/46	525,000	357,574
2.88%, 11/15/46	240,200	183,640
3.00%, 2/15/47	430,000	335,266
3.00%, 5/15/47	745,000	579,354
2.75%, 11/15/47	460,000	339,933
3.00%, 2/15/48	500,000	386,250
3.13%, 5/15/48	295,000	232,543
3.00%, 8/15/48	1,295,000	996,037
3.38%, 11/15/48	365,000	299,984
3.00%, 2/15/49	510,000	391,106
2.88%, 5/15/49	1,030,000	769,925
Investments in Long Securities	Principal Amount	Value
2.25%, 8/15/49	$690,000	$452,004
2.38%, 11/15/49	350,000	235,020
2.00%, 2/15/50	855,000	526,092
1.25%, 5/15/50	1,108,000	559,713
1.38%, 8/15/50	930,000	482,655
1.63%, 11/15/50	1,200,000	665,062
1.88%, 2/15/51	1,000,000	590,391
2.38%, 5/15/51	1,350,000	898,277
2.00%, 8/15/51	770,000	466,813
1.88%, 11/15/51	2,440,000	1,430,450
2.25%, 2/15/52	925,000	594,313
3.00%, 8/15/52	768,900	582,682
4.00%, 11/15/52	800,000	733,312
3.63%, 2/15/53	1,000,000	856,953
3.63%, 5/15/53	900,000	771,891
4.13%, 8/15/53	1,225,000	1,149,012
4.75%, 11/15/53	230,000	239,074
4.25%, 2/15/54	1,100,000	1,055,484
4.63%, 5/15/54	1,000,000	1,021,641
4.25%, 8/15/54	1,080,000	1,038,319
4.50%, 11/15/54	1,000,000	1,003,125
Total U.S. Treasury Bonds		38,665,601
U.S. Treasury Notes – 19.7%
4.00%, 2/15/26	471,000	470,328
2.50%, 2/28/26	720,000	708,609
4.63%, 3/15/26	2,015,000	2,024,996
0.75%, 3/31/26	2,000,000	1,929,883
2.25%, 3/31/26	175,000	171,613
4.50%, 3/31/26	1,700,000	1,706,873
3.75%, 4/15/26	1,516,000	1,510,285
0.75%, 4/30/26	795,000	765,172
4.88%, 4/30/26	1,645,000	1,659,330
1.63%, 5/15/26	2,170,000	2,108,206
3.63%, 5/15/26	2,505,000	2,491,790
0.75%, 5/31/26	3,050,000	2,928,238
2.13%, 5/31/26	1,000,000	976,563
4.88%, 5/31/26	2,262,000	2,283,825
4.13%, 6/15/26	2,322,000	2,324,358
0.88%, 6/30/26	1,020,000	978,503
1.88%, 6/30/26	1,850,000	1,798,438
4.63%, 6/30/26	1,300,000	1,309,521
4.50%, 7/15/26	1,700,000	1,710,227
0.63%, 7/31/26	1,920,000	1,830,938
4.38%, 7/31/26	1,850,000	1,858,527
1.50%, 8/15/26	1,624,000	1,566,589
4.38%, 8/15/26	277,000	278,315
0.75%, 8/31/26	1,678,000	1,598,950
1.38%, 8/31/26	1,335,000	1,284,181
3.75%, 8/31/26	300,000	298,758
4.63%, 9/15/26	2,250,000	2,270,039
1.13%, 10/31/26	65,000	62,004

See Notes to Financial Statements.

WisdomTree Trust    163

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
1.25%, 11/30/26	$1,060,000	$1,011,244
4.25%, 11/30/26	3,000,000	3,011,953
1.25%, 12/31/26	1,925,000	1,832,585
1.75%, 12/31/26	620,000	595,757
4.13%, 1/31/27	2,000,000	2,004,453
2.25%, 2/15/27	2,500,000	2,418,750
4.13%, 2/15/27	608,000	609,520
1.13%, 2/28/27	1,100,000	1,040,316
1.88%, 2/28/27	3,190,000	3,061,839
4.25%, 3/15/27	2,000,000	2,010,078
0.63%, 3/31/27	1,640,000	1,531,222
2.50%, 3/31/27	1,230,000	1,194,157
0.50%, 4/30/27	2,300,000	2,135,676
2.75%, 4/30/27	3,660,000	3,567,642
2.38%, 5/15/27	2,240,000	2,164,488
4.50%, 5/15/27	360,000	363,895
0.50%, 5/31/27	1,460,000	1,351,812
2.63%, 5/31/27	2,315,000	2,248,082
0.50%, 6/30/27	1,615,000	1,491,415
3.25%, 6/30/27	1,500,000	1,476,621
0.38%, 7/31/27	1,245,000	1,142,774
2.25%, 8/15/27	1,095,000	1,051,328
0.50%, 8/31/27	1,666,700	1,530,369
3.13%, 8/31/27	2,000,000	1,959,766
0.50%, 10/31/27	3,000,000	2,739,023
4.13%, 10/31/27	1,000,000	1,003,867
4.13%, 11/15/27	3,000,000	3,011,367
0.63%, 11/30/27	1,762,400	1,610,462
3.88%, 11/30/27	1,000,000	997,383
0.63%, 12/31/27	1,250,000	1,139,063
3.88%, 12/31/27	1,295,000	1,291,914
0.75%, 1/31/28	1,440,000	1,313,663
3.50%, 1/31/28	885,000	873,626
2.75%, 2/15/28	615,000	594,388
1.13%, 2/29/28	821,600	756,225
4.00%, 2/29/28	1,240,000	1,240,872
1.25%, 3/31/28	1,100,000	1,014,063
3.63%, 3/31/28	1,500,000	1,485,117
1.25%, 4/30/28	685,000	629,959
3.50%, 4/30/28	260,000	256,293
2.88%, 5/15/28	590,000	570,641
1.25%, 5/31/28	1,625,000	1,491,001
1.25%, 6/30/28	1,000,000	915,469
1.00%, 7/31/28	3,500,000	3,169,961
2.88%, 8/15/28	950,000	916,305
1.13%, 8/31/28	4,000,000	3,629,688
4.38%, 8/31/28	1,100,000	1,113,664
1.25%, 9/30/28	2,145,000	1,950,945
3.13%, 11/15/28	800,000	776,281
1.50%, 11/30/28	2,360,000	2,157,372
4.38%, 11/30/28	2,000,000	2,025,937
Investments in Long Securities	Principal Amount	Value
3.75%, 12/31/28	$3,247,000	$3,218,208
4.00%, 1/31/29	2,710,000	2,710,000
2.63%, 2/15/29	3,000,000	2,850,234
2.38%, 3/31/29	2,000,000	1,878,203
4.13%, 3/31/29	3,000,000	3,013,242
2.88%, 4/30/29	1,500,000	1,435,664
4.63%, 4/30/29	3,000,000	3,070,664
2.38%, 5/15/29	2,000,000	1,875,234
2.75%, 5/31/29	2,000,000	1,902,656
4.50%, 5/31/29	1,610,000	1,640,942
3.25%, 6/30/29	1,565,000	1,517,867
4.25%, 6/30/29	1,650,000	1,665,662
4.00%, 7/31/29	2,000,000	1,999,688
1.63%, 8/15/29	155,000	140,263
3.13%, 8/31/29	1,970,000	1,898,434
3.63%, 8/31/29	4,000,000	3,938,438
3.88%, 9/30/29	2,000,000	1,988,437
4.13%, 10/31/29	1,500,000	1,507,266
1.75%, 11/15/29	1,000,000	905,000
4.13%, 11/30/29	1,000,000	1,005,313
3.88%, 12/31/29	1,000,000	993,672
4.38%, 12/31/29	1,500,000	1,523,730
3.50%, 1/31/30	850,000	830,477
4.25%, 1/31/30	1,500,000	1,515,820
4.00%, 2/28/30	2,925,000	2,791,775
0.63%, 8/15/30	1,000,000	833,828
0.88%, 11/15/30	2,000,000	1,679,844
1.38%, 11/15/31	1,000,000	841,250
4.13%, 11/30/31	1,000,000	1,001,562
4.50%, 12/31/31	750,000	767,871
1.88%, 2/15/32	500,000	432,813
4.00%, 2/15/34	1,500,000	1,479,844
4.25%, 11/15/34	1,000,000	1,003,984
Total U.S. Treasury Notes		176,243,235
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $216,830,690)		214,908,836
CORPORATE BONDS – 45.4%
Australia – 0.2%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	100,000	101,870
4.13%, 2/24/42	98,000	84,967
5.50%, 9/8/53(b)	150,000	151,828
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	108,000	116,729
2.75%, 11/2/51	100,000	62,960
Rio Tinto Finance USA PLC 4.13%, 8/21/42	300,000	258,126
Westpac Banking Corp.
2.96%, 11/16/40	195,000	145,229
3.13%, 11/18/41	248,000	184,481

See Notes to Financial Statements.

164    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Woodside Finance Ltd. 5.10%, 9/12/34	$500,000	$491,133
Total Australia		1,597,323
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	500,000	485,206
4.90%, 2/1/46	472,000	442,012
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/42	500,000	477,765
5.55%, 1/23/49	900,000	916,275
5.80%, 1/23/59	300,000	315,791
Total Belgium		2,637,049
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	119,123
Brazil – 0.2%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	240,118
5.00%, 1/15/30	242,000	236,234
Suzano International Finance BV 5.50%, 1/17/27	185,000	187,041
Vale Overseas Ltd.
3.75%, 7/8/30	483,000	449,624
6.88%, 11/21/36	150,000	164,717
Vale SA 5.63%, 9/11/42	184,000	182,689
Total Brazil		1,460,423
Canada – 1.4%
6297782 LLC 5.58%, 10/1/34(d)	265,000	261,172
Bank of Montreal 3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(e)	138,000	133,475
Bank of Nova Scotia
1.30%, 9/15/26	132,000	125,970
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	260,000	241,769
Barrick Gold Corp. 5.25%, 4/1/42	200,000	195,548
Barrick North America Finance LLC 5.75%, 5/1/43	93,000	94,636
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	25,000	25,976
Bell Canada
5.10%, 5/11/33	250,000	247,867
4.46%, 4/1/48	350,000	291,015
3.20%, 2/15/52, Series US-6	165,000	108,309
Investments in Long Securities	Principal Amount	Value
Brookfield Finance, Inc.
4.25%, 6/2/26	$250,000	$249,362
5.97%, 3/4/54	300,000	311,162
Canadian Imperial Bank of Commerce 4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(e)	500,000	496,438
Canadian National Railway Co. 4.45%, 1/20/49	150,000	132,659
Canadian Natural Resources Ltd. 4.95%, 6/1/47	472,000	414,463
Canadian Pacific Railway Co.
7.13%, 10/15/31	214,000	241,828
4.80%, 9/15/35	304,000	299,241
4.30%, 5/15/43	125,000	108,502
3.50%, 5/1/50	63,000	46,125
4.20%, 11/15/69	215,000	165,714
6.13%, 9/15/15	135,000	143,885
Cenovus Energy, Inc.
2.65%, 1/15/32	381,000	322,611
5.25%, 6/15/37	121,000	116,537
3.75%, 2/15/52	109,000	76,767
CI Financial Corp.
3.20%, 12/17/30	228,000	198,720
4.10%, 6/15/51	96,000	69,541
Emera U.S. Finance LP 4.75%, 6/15/46	173,000	147,967
Enbridge, Inc.
4.25%, 12/1/26	25,000	24,874
5.70%, 3/8/33	500,000	515,144
4.50%, 6/10/44	200,000	169,883
4.00%, 11/15/49	200,000	156,967
5.95%, 4/5/54	500,000	507,575
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	157,257
6.00%, 12/7/33	400,000	419,296
6.35%, 3/22/54	218,000	228,322
Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	12,199
Manulife Financial Corp. 5.38%, 3/4/46	56,000	55,839
Nutrien Ltd.
4.00%, 12/15/26	84,000	83,192
4.13%, 3/15/35	39,000	35,536
5.88%, 12/1/36	95,000	99,268
5.25%, 1/15/45	394,000	374,642
5.80%, 3/27/53	125,000	127,209
Rogers Communications, Inc.
3.20%, 3/15/27	300,000	291,263
3.80%, 3/15/32	400,000	364,963
4.50%, 3/15/43	110,000	94,049

See Notes to Financial Statements.

WisdomTree Trust    165

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.00%, 3/15/44	$143,000	$129,448
4.30%, 2/15/48	81,000	64,883
4.35%, 5/1/49	327,000	260,985
4.55%, 3/15/52	234,000	190,490
Royal Bank of Canada
3.63%, 5/4/27	300,000	295,193
6.00%, 11/1/27	537,000	557,252
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	334,403
6.80%, 5/15/38	67,000	73,429
4.00%, 11/15/47	95,000	72,723
TELUS Corp.
3.70%, 9/15/27	130,000	127,307
4.60%, 11/16/48	140,000	118,331
Thomson Reuters Corp. 5.65%, 11/23/43	90,000	90,866
Toronto-Dominion Bank
2.80%, 3/10/27	250,000	241,835
4.11%, 6/8/27	177,000	175,554
4.69%, 9/15/27	220,000	221,452
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	476,126
7.25%, 8/15/38	125,000	143,494
6.10%, 6/1/40	170,000	176,898
5.00%, 10/16/43	50,000	46,320
5.10%, 3/15/49	188,000	177,030
Total Canada		12,958,756
China – 0.1%
NXP BV/NXP Funding LLC
5.35%, 3/1/26	139,000	139,648
5.55%, 12/1/28	57,000	58,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	94,219
4.30%, 6/18/29	297,000	291,122
2.65%, 2/15/32	210,000	180,278
3.13%, 2/15/42	25,000	18,250
Total China		781,861
France – 0.1%
Lafarge SA 7.13%, 7/15/36	90,000	101,771
Orange SA
9.00%, 3/1/31	342,000	413,795
5.50%, 2/6/44	145,000	145,251
Total France		660,817
Germany – 0.2%
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(e)	250,000	253,867
Investments in Long Securities	Principal Amount	Value
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(e)	$335,000	$309,207
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(e)	200,000	179,825
7.08%, 2/10/34, (7.079% fixed rate until 2/10/33; Secured Overnight Financing Rate + 3.65% thereafter)(e)	200,000	211,154
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(e)	450,000	441,310
Deutsche Telekom International Finance BV
8.75%, 6/15/30	346,000	405,417
9.25%, 6/1/32	103,000	128,825
Total Germany		1,929,605
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27(b)	210,000	204,738
3.00%, 10/29/28	394,000	370,001
5.38%, 12/15/31	500,000	506,201
3.40%, 10/29/33	548,000	476,395
3.85%, 10/29/41	250,000	201,210
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(d)	500,000	509,330
Total Ireland		2,267,875
Japan – 0.6%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(e)	400,000	384,110
3.29%, 7/25/27	205,000	200,034
3.74%, 3/7/29	226,000	219,608
3.75%, 7/18/39	250,000	216,374
Mizuho Financial Group, Inc.
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(e)	358,000	343,969
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	400,000	407,845
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(e)	200,000	204,307
Nomura Holdings, Inc.
3.10%, 1/16/30	464,000	428,072
6.09%, 7/12/33	500,000	530,536
ORIX Corp. 3.70%, 7/18/27(b)	40,000	39,235
Sumitomo Mitsui Financial Group, Inc.
1.40%, 9/17/26	320,000	305,579
See Notes to Financial Statements.

166    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.52%, 1/13/28	$200,000	$205,330
3.54%, 1/17/28(b)	55,000	53,638
2.47%, 1/14/29	480,000	444,263
3.20%, 9/17/29	296,000	278,310
6.18%, 7/13/43(b)	100,000	109,990
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	308,903
3.03%, 7/9/40	405,000	307,172
3.18%, 7/9/50	483,000	327,638
Total Japan		5,314,913
Luxembourg – 0.0%
ArcelorMittal SA
6.80%, 11/29/32	166,000	179,803
6.75%, 3/1/41	171,000	182,900
Total Luxembourg		362,703
Mexico – 0.1%
America Movil SAB de CV
3.63%, 4/22/29(b)	239,000	228,899
6.38%, 3/1/35	100,000	108,820
4.38%, 4/22/49	250,000	212,641
Grupo Televisa SAB 6.63%, 1/15/40	290,000	276,974
Southern Copper Corp.
6.75%, 4/16/40	210,000	229,280
5.25%, 11/8/42	38,000	35,318
5.88%, 4/23/45	242,000	238,996
Total Mexico		1,330,928
Netherlands – 0.1%
Cooperatieve Rabobank UA 3.75%, 7/21/26	435,000	428,930
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(e)	750,000	727,650
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	140,000	143,160
Total Netherlands		1,299,740
Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(e)	200,000	205,249
Banco Santander SA
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	400,000	382,401
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(e)	400,000	395,436
Investments in Long Securities	Principal Amount	Value
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(e)	$200,000	$175,442
6.92%, 8/8/33	400,000	430,774
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	246,656
5.21%, 3/8/47	350,000	319,175
5.52%, 3/1/49	235,000	221,698
Telefonica Europe BV 8.25%, 9/15/30	286,000	329,419
Total Spain		2,706,250
Switzerland – 0.1%
UBS AG 7.50%, 2/15/28	300,000	324,252
UBS Group AG 4.88%, 5/15/45	290,000	265,612
Total Switzerland		589,864
United Kingdom – 1.9%
Astrazeneca Finance LLC
1.20%, 5/28/26	350,000	337,440
4.88%, 3/3/28	100,000	101,546
AstraZeneca PLC
6.45%, 9/15/37	451,000	507,587
4.38%, 8/17/48	100,000	87,686
Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(e)	250,000	253,264
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(e)	657,000	650,675
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(e)	275,000	281,699
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(e)	400,000	420,590
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(e)	400,000	433,608
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(e)	650,000	705,970
5.25%, 8/17/45	105,500	101,868
4.95%, 1/10/47	363,000	333,097
BAT Capital Corp.
2.26%, 3/25/28	60,000	55,939
3.46%, 9/6/29	162,000	153,513
4.91%, 4/2/30	103,000	103,301
6.42%, 8/2/33	500,000	537,197
4.39%, 8/15/37	345,000	305,993
7.08%, 8/2/53	500,000	565,830

See Notes to Financial Statements.

WisdomTree Trust    167

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/26	$287,000	$278,243
British Telecommunications PLC
5.13%, 12/4/28	133,000	134,584
9.63%, 12/15/30	296,000	363,066
Diageo Capital PLC 5.63%, 10/5/33	500,000	523,308
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	400,000	383,857
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	71,000	70,028
HSBC Holdings PLC
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(e)	200,000	199,811
6.16%, 3/9/29, (6.161% fixed rate until 3/9/28; Secured Overnight Financing Rate + 1.97% thereafter)(e)	250,000	259,349
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(e)	390,000	386,620
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(e)	750,000	720,599
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(e)	500,000	478,269
6.50%, 5/2/36	525,000	565,666
6.50%, 9/15/37	256,000	275,616
6.80%, 6/1/38, Series **	200,000	215,325
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(e)	250,000	270,048
5.25%, 3/14/44	450,000	428,285
Lloyds Banking Group PLC
3.75%, 3/18/28, (3.75% fixed rate until 3/18/27; 1-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	490,642
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.205% thereafter)(e)	260,000	252,020
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.500% thereafter)(e)	200,000	145,579
4.34%, 1/9/48	344,000	276,457
National Grid PLC 5.42%, 1/11/34	200,000	202,467
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	500,000	481,395
Investments in Long Securities	Principal Amount	Value
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.754% thereafter)(e)	$211,000	$211,508
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 1.905% thereafter)(e)	250,000	251,978
RELX Capital, Inc.
4.00%, 3/18/29	111,000	108,373
3.00%, 5/22/30	255,000	235,332
Reynolds American, Inc.
5.70%, 8/15/35	290,000	295,246
5.85%, 8/15/45	326,000	317,973
Santander U.K. Group Holdings PLC 2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(e)	400,000	352,068
Unilever Capital Corp. 2.90%, 5/5/27	410,000	398,590
Vodafone Group PLC
5.00%, 5/30/38	250,000	242,820
5.25%, 5/30/48	252,000	237,159
4.88%, 6/19/49	233,000	204,149
5.88%, 6/28/64	500,000	490,540
Total United Kingdom		16,683,773
United States – 39.5%
3M Co.
2.88%, 10/15/27(b)	250,000	240,745
3.88%, 6/15/44	250,000	204,317
3.63%, 10/15/47	111,000	85,159
AbbVie, Inc.
2.95%, 11/21/26	65,000	63,526
4.80%, 3/15/27	500,000	504,202
4.25%, 11/14/28	166,000	165,274
3.20%, 11/21/29	150,000	141,342
4.50%, 5/14/35	500,000	481,821
4.05%, 11/21/39	180,000	159,732
4.40%, 11/6/42	200,000	179,827
5.35%, 3/15/44	600,000	605,118
4.75%, 3/15/45	73,000	67,821
4.45%, 5/14/46	162,000	143,494
4.25%, 11/21/49	431,000	366,006
5.40%, 3/15/54	250,000	251,891
5.50%, 3/15/64	100,000	100,525
ACE Capital Trust II 9.70%, 4/1/30	100,000	117,865
Adobe, Inc. 2.15%, 2/1/27	250,000	240,643
AEP Texas, Inc.
3.95%, 6/1/28	120,000	117,317
5.40%, 6/1/33	290,000	292,116
3.45%, 5/15/51	265,000	182,635

See Notes to Financial Statements.

168    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
AES Corp. 2.45%, 1/15/31	$122,000	$104,531
Aetna, Inc.
6.63%, 6/15/36	119,000	128,019
4.75%, 3/15/44	120,000	103,659
Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	185,863
Air Lease Corp.
3.63%, 4/1/27	186,000	182,597
2.10%, 9/1/28	94,000	86,000
4.63%, 10/1/28	122,000	121,590
2.88%, 1/15/32	450,000	392,120
Air Products & Chemicals, Inc. 2.80%, 5/15/50	146,000	94,397
Alabama Power Co. 3.70%, 12/1/47, Series B	200,000	152,794
Albemarle Corp. 5.05%, 6/1/32	250,000	242,690
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	93,443
3.38%, 8/15/31	310,000	283,959
5.25%, 5/15/36	200,000	198,535
4.00%, 2/1/50	135,000	104,166
3.00%, 5/18/51	150,000	95,195
3.55%, 3/15/52	60,000	42,373
5.63%, 5/15/54(b)	200,000	196,880
Allstate Corp.
5.25%, 3/30/33	200,000	203,117
5.55%, 5/9/35	250,000	257,919
4.20%, 12/15/46	200,000	165,649
Ally Financial, Inc.
2.20%, 11/2/28	85,000	77,241
8.00%, 11/1/31	500,000	562,927
Altria Group, Inc.
4.80%, 2/14/29	396,000	396,980
3.40%, 2/4/41	920,000	684,862
5.38%, 1/31/44	125,000	120,923
3.88%, 9/16/46	427,000	318,470
5.95%, 2/14/49	112,000	112,443
3.70%, 2/4/51	270,000	190,319
Amcor Flexibles North America, Inc. 2.69%, 5/25/31	501,000	441,504
Ameren Corp. 1.75%, 3/15/28	322,000	296,009
Ameren Illinois Co. 5.55%, 7/1/54	250,000	252,470
American Electric Power Co., Inc. 3.25%, 3/1/50	40,000	26,687
American Express Co.
2.55%, 3/4/27	500,000	482,439
Investments in Long Securities	Principal Amount	Value
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(e)	$200,000	$202,185
4.05%, 12/3/42	147,000	126,253
American Homes 4 Rent LP
4.90%, 2/15/29	141,000	141,600
2.38%, 7/15/31	300,000	258,322
American Honda Finance Corp. 4.70%, 1/12/28	350,000	352,698
American International Group, Inc.
3.88%, 1/15/35	212,000	192,894
4.38%, 6/30/50	256,000	218,603
American National Group, Inc. 5.00%, 6/15/27(b)	50,000	49,981
American Tower Corp.
3.55%, 7/15/27	175,000	170,840
3.80%, 8/15/29	239,000	229,515
2.90%, 1/15/30	515,000	471,777
2.30%, 9/15/31	250,000	213,278
3.10%, 6/15/50	195,000	129,302
2.95%, 1/15/51	226,000	145,862
American Water Capital Corp.
2.95%, 9/1/27	276,000	266,119
3.75%, 9/1/28	34,000	33,085
4.45%, 6/1/32	250,000	242,291
4.20%, 9/1/48	180,000	148,056
4.15%, 6/1/49	300,000	243,756
Amgen, Inc.
2.20%, 2/21/27	135,000	129,288
2.45%, 2/21/30	424,000	382,117
2.00%, 1/15/32	45,000	37,597
3.35%, 2/22/32	481,000	437,917
4.20%, 3/1/33	550,000	521,682
5.25%, 3/2/33	350,000	355,500
4.40%, 5/1/45	536,000	461,707
4.56%, 6/15/48	400,000	346,555
3.38%, 2/21/50	100,000	71,971
4.66%, 6/15/51	137,000	119,779
3.00%, 1/15/52	688,000	456,553
5.65%, 3/2/53	500,000	502,420
4.40%, 2/22/62	500,000	406,330
Amphenol Corp. 2.80%, 2/15/30	220,000	202,171
Analog Devices, Inc. 3.50%, 12/5/26	83,000	81,798
Aon Corp. 4.50%, 12/15/28	207,000	206,428
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	64,445
5.35%, 2/28/33	400,000	407,818
2.90%, 8/23/51	243,000	153,782

See Notes to Financial Statements.

WisdomTree Trust    169

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Aon North America, Inc.
5.45%, 3/1/34	$350,000	$358,419
5.75%, 3/1/54	200,000	203,437
APA Corp. 5.35%, 7/1/49(d)	142,000	120,374
Apollo Debt Solutions BDC 6.70%, 7/29/31(d)	250,000	261,809
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	97,317
5.65%, 4/1/34	250,000	254,295
4.40%, 5/15/44	410,000	345,582
Applied Materials, Inc. 5.10%, 10/1/35	300,000	306,114
AppLovin Corp. 5.50%, 12/1/34	300,000	304,303
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	75,000	73,772
3.25%, 3/1/32	500,000	441,723
5.40%, 3/15/49	150,000	134,388
3.10%, 12/1/51	214,000	131,563
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	120,000	113,375
Archer-Daniels-Midland Co.
4.50%, 8/15/33(b)	350,000	339,316
4.02%, 4/16/43	95,000	80,945
Ares Capital Corp.
2.88%, 6/15/28	106,000	99,060
5.80%, 3/8/32	250,000	250,805
Ares Management Corp. 5.60%, 10/11/54	200,000	194,156
Ares Strategic Income Fund 6.35%, 8/15/29(d)	65,000	66,834
Arizona Public Service Co. 4.50%, 4/1/42	750,000	654,047
Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	206,429
Arthur J Gallagher & Co.
5.15%, 2/15/35	500,000	497,851
3.50%, 5/20/51	400,000	287,311
5.75%, 7/15/54	200,000	202,957
AT&T, Inc.
1.70%, 3/25/26	67,000	65,021
4.35%, 3/1/29	159,000	157,546
4.30%, 2/15/30	283,000	277,942
2.75%, 6/1/31(b)	568,000	504,451
2.25%, 2/1/32	395,000	333,085
2.55%, 12/1/33	269,000	221,631
4.50%, 5/15/35	114,000	107,841
4.85%, 3/1/39	435,000	412,879
3.50%, 6/1/41	700,000	550,879
4.65%, 6/1/44	372,000	328,556
Investments in Long Securities	Principal Amount	Value
5.15%, 11/15/46	$222,000	$209,763
4.55%, 3/9/49	29,000	24,913
3.65%, 6/1/51	310,000	225,319
3.50%, 9/15/53	875,000	611,927
3.55%, 9/15/55	1,159,000	804,834
3.80%, 12/1/57	743,000	534,462
3.65%, 9/15/59	744,000	514,964
3.85%, 6/1/60	490,000	351,314
Athene Holding Ltd.
4.13%, 1/12/28	25,000	24,662
5.88%, 1/15/34(b)	206,000	211,791
3.95%, 5/25/51	76,000	56,611
6.25%, 4/1/54	200,000	206,407
Atmos Energy Corp.
5.50%, 6/15/41	500,000	515,900
4.13%, 3/15/49	100,000	81,047
Autodesk, Inc.
3.50%, 6/15/27	53,000	51,817
2.40%, 12/15/31	40,000	34,358
AutoZone, Inc.
3.75%, 6/1/27	163,000	160,351
3.75%, 4/18/29	193,000	186,448
1.65%, 1/15/31	395,000	332,398
AvalonBay Communities, Inc. 3.20%, 1/15/28	135,000	130,630
Avangrid, Inc. 3.80%, 6/1/29	115,000	110,590
AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	216,616
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	60,000	58,447
4.08%, 12/15/47	250,000	204,353
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	206,395
3.20%, 9/15/49	280,000	190,462
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(e)	260,000	250,115
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(e)	100,000	98,023
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(e)	210,000	208,746
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(e)	600,000	603,972
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(e)	300,000	289,826

See Notes to Financial Statements.

170    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(e)	$75,000	$73,547
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	350,000	354,913
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(e)	156,000	143,773
5.16%, 1/24/31, (5.162% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.00% thereafter)(e)	500,000	506,364
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(e)	500,000	440,348
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(e)	500,000	439,355
5.43%, 8/15/35, (5.425% fixed rate until 8/15/34; Secured Overnight Financing Rate + 1.913% thereafter)(e)	550,000	542,262
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(e)	550,000	500,463
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(e)	500,000	359,222
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(e)	500,000	385,642
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(e)	200,000	173,595
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(e)	250,000	211,618
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(e)	538,000	435,258
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(e)	100,000	63,998
BankUnited, Inc. 5.13%, 6/11/30	130,000	127,300
Baxalta, Inc. 5.25%, 6/23/45	14,000	13,467
Baxter International, Inc.
3.95%, 4/1/30	304,000	294,091
3.13%, 12/1/51	225,000	147,845
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	130,865
1.96%, 2/11/31	109,000	93,083
5.11%, 2/8/34	500,000	500,701
4.69%, 12/15/44	43,000	38,284
4.67%, 6/6/47	123,000	108,378
Investments in Long Securities	Principal Amount	Value
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	$105,000	$101,163
6.13%, 4/1/36	400,000	427,271
4.50%, 2/1/45	185,000	161,431
Berry Global, Inc. 1.65%, 1/15/27	180,000	170,126
Biogen, Inc.
2.25%, 5/1/30	72,000	63,456
3.15%, 5/1/50	320,000	207,711
3.25%, 2/15/51	157,000	103,745
Black Hills Corp.
2.50%, 6/15/30	50,000	44,300
4.35%, 5/1/33	195,000	184,379
3.88%, 10/15/49	114,000	86,149
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	239,371
7.30%, 11/27/28	250,000	266,974
Block Financial LLC 3.88%, 8/15/30	165,000	155,050
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	108,431
7.75%, 1/15/29	250,000	268,403
Blue Owl Finance LLC 4.38%, 2/15/32	300,000	283,464
Blue Owl Technology Finance Corp. 2.50%, 1/15/27	250,000	237,005
Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	346,353
Boeing Co.
3.25%, 3/1/28	49,000	46,770
6.30%, 5/1/29	300,000	314,197
5.15%, 5/1/30	373,000	373,926
3.63%, 2/1/31	586,000	541,802
3.60%, 5/1/34	589,000	508,389
3.50%, 3/1/39	25,000	19,237
6.88%, 3/15/39	155,000	167,793
5.88%, 2/15/40	479,000	476,120
3.85%, 11/1/48	111,000	79,845
3.90%, 5/1/49	520,000	376,061
5.81%, 5/1/50	471,000	455,395
3.95%, 8/1/59	460,000	319,481
5.93%, 5/1/60	350,000	334,633
BorgWarner, Inc. 4.38%, 3/15/45	102,000	84,821
Boston Properties LP
2.75%, 10/1/26	126,000	122,020
4.50%, 12/1/28	136,000	133,741
2.45%, 10/1/33	250,000	196,980
5.75%, 1/15/35(b)	123,000	122,332
Boston Scientific Corp. 6.50%, 11/15/35	215,000	242,079
See Notes to Financial Statements.

WisdomTree Trust    171

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
BP Capital Markets America, Inc.
3.02%, 1/16/27	$212,000	$206,869
3.06%, 6/17/41	250,000	186,992
3.00%, 3/17/52	500,000	325,678
3.38%, 2/8/61	200,000	132,193
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	266,000	275,722
4.70%, 6/22/47	112,000	90,513
Bristol-Myers Squibb Co.
3.40%, 7/26/29	500,000	478,360
2.35%, 11/13/40	500,000	346,162
5.00%, 8/15/45	300,000	285,511
4.25%, 10/26/49	300,000	250,578
2.55%, 11/13/50	250,000	150,582
5.55%, 2/22/54	500,000	502,698
5.65%, 2/22/64	200,000	200,887
Brixmor Operating Partnership LP 4.05%, 7/1/30	231,000	221,559
Broadcom, Inc.
3.46%, 9/15/26	92,000	90,651
4.75%, 4/15/29	115,000	115,309
5.00%, 4/15/30(b)	250,000	253,544
4.15%, 11/15/30(b)	685,000	663,341
4.15%, 4/15/32(d)	750,000	714,148
2.60%, 2/15/33(d)	378,000	319,505
3.42%, 4/15/33(d)	550,000	491,461
3.47%, 4/15/34(d)	653,000	577,131
3.50%, 2/15/41(d)	594,000	473,859
3.75%, 2/15/51(d)	270,000	206,405
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	115,105
Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	127,522
Brown & Brown, Inc. 2.38%, 3/15/31	430,000	370,187
Brunswick Corp. 5.10%, 4/1/52	250,000	195,187
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	95,162
2.75%, 5/14/31	195,000	173,342
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	264,128
4.40%, 3/15/42	200,000	179,320
4.55%, 9/1/44	117,000	105,773
3.90%, 8/1/46	260,000	211,665
4.05%, 6/15/48	100,000	82,672
4.15%, 12/15/48	230,000	192,323
5.20%, 4/15/54	250,000	243,724
Campbell Soup Co.
2.38%, 4/24/30	185,000	165,036
4.80%, 3/15/48	143,000	127,908
Investments in Long Securities	Principal Amount	Value
Capital One Financial Corp.
3.75%, 3/9/27	$239,000	$234,820
3.80%, 1/31/28	40,000	39,124
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(e)	250,000	260,535
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(e)	450,000	460,373
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(e)	500,000	530,869
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(e)	425,000	442,089
Cardinal Health, Inc.
4.60%, 3/15/43	200,000	175,314
4.90%, 9/15/45	75,000	67,907
Carlisle Cos., Inc. 3.75%, 12/1/27	165,000	161,158
Carrier Global Corp.
2.70%, 2/15/31	305,000	271,402
5.90%, 3/15/34	500,000	528,319
3.38%, 4/5/40	215,000	171,639
Caterpillar, Inc.
3.80%, 8/15/42	500,000	418,579
3.25%, 9/19/49	200,000	143,821
CBRE Services, Inc. 5.95%, 8/15/34	200,000	209,363
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	151,302
3.57%, 12/1/31	310,000	280,684
Cencora, Inc.
2.70%, 3/15/31	23,000	20,435
5.15%, 2/15/35	500,000	499,165
Centene Corp.
4.63%, 12/15/29	550,000	528,165
3.00%, 10/15/30	350,000	306,994
2.50%, 3/1/31	355,000	300,035
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	500,000	487,272
4.25%, 2/1/49, Series AC	250,000	207,908
CenterPoint Energy, Inc. 6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(e)	315,000	319,992
CF Industries, Inc. 4.95%, 6/1/43	335,000	301,504
Charles Schwab Corp.
0.90%, 3/11/26	303,000	292,170
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(e)	309,000	318,046

See Notes to Financial Statements.

172    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	$194,000	$167,792
4.40%, 4/1/33	500,000	455,553
6.55%, 6/1/34	500,000	517,925
6.38%, 10/23/35	129,000	131,307
5.38%, 4/1/38	275,000	250,928
6.48%, 10/23/45	72,000	69,881
5.38%, 5/1/47	564,000	477,237
4.80%, 3/1/50	257,000	198,591
3.70%, 4/1/51	339,000	219,246
3.90%, 6/1/52	290,000	192,793
5.25%, 4/1/53	471,000	390,224
6.83%, 10/23/55	100,000	99,957
4.40%, 12/1/61	458,000	314,275
3.95%, 6/30/62	336,000	212,231
5.50%, 4/1/63	100,000	82,272
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	75,000	71,358
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	329,486
3.25%, 1/31/32	174,000	153,286
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	437,529
Church & Dwight Co., Inc. 3.15%, 8/1/27	339,000	330,168
Cigna Group
3.40%, 3/1/27	130,000	127,374
3.05%, 10/15/27	165,000	159,489
4.38%, 10/15/28	59,000	58,560
5.00%, 5/15/29	300,000	303,872
2.38%, 3/15/31	237,000	206,327
5.25%, 2/15/34(b)	300,000	302,500
4.80%, 8/15/38	121,000	113,648
4.80%, 7/15/46	141,000	124,128
3.88%, 10/15/47	569,000	432,084
4.90%, 12/15/48	110,000	97,265
3.40%, 3/15/50	358,000	246,165
Cintas Corp. No. 2 3.70%, 4/1/27	298,000	293,904
Cisco Systems, Inc.
2.50%, 9/20/26	150,000	146,309
5.90%, 2/15/39	125,000	135,208
5.30%, 2/26/54	200,000	200,264
5.35%, 2/26/64	400,000	395,578
Citibank NA 5.80%, 9/29/28	250,000	260,400
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(e)	250,000	240,238
Investments in Long Securities	Principal Amount	Value
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(e)	$235,000	$229,294
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(e)	153,000	150,304
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(e)	100,000	101,164
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(e)	500,000	445,385
6.63%, 6/15/32	276,000	298,903
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(e)	500,000	459,496
6.00%, 10/31/33	493,000	516,117
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(e)	500,000	508,753
6.13%, 8/25/36	220,000	228,390
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(e)	550,000	472,331
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(e)	250,000	179,730
6.68%, 9/13/43	54,000	59,751
5.30%, 5/6/44	150,000	143,631
4.75%, 5/18/46	210,000	184,837
4.65%, 7/23/48	100,000	87,972
Citizens Financial Group, Inc.
2.85%, 7/27/26	259,000	252,700
2.50%, 2/6/30	40,000	35,652
2.64%, 9/30/32	414,000	344,419
CMS Energy Corp. 3.45%, 8/15/27	137,000	133,774
CNA Financial Corp. 2.05%, 8/15/30	210,000	182,643
CNH Industrial NV 3.85%, 11/15/27	89,000	87,241
Coca-Cola Co.
3.38%, 3/25/27	130,000	127,886
2.90%, 5/25/27	115,000	112,005
2.88%, 5/5/41	500,000	377,041
3.00%, 3/5/51	400,000	272,898
5.20%, 1/14/55	250,000	246,518
2.75%, 6/1/60	100,000	61,247
Colgate-Palmolive Co. 3.70%, 8/1/47	150,000	120,594
Comcast Corp.
3.30%, 2/1/27	384,000	376,746
4.20%, 8/15/34	250,000	233,996

See Notes to Financial Statements.

WisdomTree Trust    173

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.90%, 3/1/38	$400,000	$346,567
3.75%, 4/1/40	300,000	249,203
4.75%, 3/1/44	500,000	450,629
4.70%, 10/15/48	500,000	442,740
2.89%, 11/1/51	750,000	469,185
2.94%, 11/1/56	500,000	301,386
2.65%, 8/15/62	500,000	270,806
2.99%, 11/1/63	500,000	290,743
CommonSpirit Health
5.32%, 12/1/34	221,000	223,504
4.35%, 11/1/42	155,000	133,932
4.19%, 10/1/49	200,000	162,839
Commonwealth Edison Co. 5.30%, 2/1/53	500,000	483,471
Conagra Brands, Inc.
7.00%, 10/1/28	178,000	190,385
4.85%, 11/1/28	64,000	64,054
8.25%, 9/15/30	335,000	386,346
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	173,824
ConocoPhillips Co.
5.05%, 9/15/33	500,000	503,762
3.76%, 3/15/42	250,000	202,749
4.88%, 10/1/47	40,000	36,558
5.55%, 3/15/54	250,000	247,130
4.03%, 3/15/62	180,000	134,719
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35	350,000	350,679
5.50%, 12/1/39, Series 09-C	250,000	252,852
4.45%, 3/15/44	500,000	435,021
4.13%, 5/15/49, Series A	250,000	200,993
5.70%, 5/15/54	250,000	253,666
Constellation Brands, Inc.
3.50%, 5/9/27	471,000	460,989
4.50%, 5/9/47	160,000	135,343
4.10%, 2/15/48	64,000	50,861
Constellation Energy Generation LLC
5.75%, 10/1/41	100,000	99,582
6.50%, 10/1/53	350,000	378,470
Consumers Energy Co.
3.80%, 11/15/28	33,000	32,269
4.35%, 4/15/49	250,000	215,525
4.20%, 9/1/52	200,000	166,666
Continental Resources, Inc. 4.90%, 6/1/44	250,000	207,399
Corebridge Financial, Inc.
3.90%, 4/5/32	250,000	232,400
4.35%, 4/5/42	150,000	129,547
4.40%, 4/5/52(b)	160,000	133,161
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(e)	250,000	250,638
Investments in Long Securities	Principal Amount	Value
Corning, Inc. 5.45%, 11/15/79	$270,000	$254,205
Coterra Energy, Inc. 5.40%, 2/15/35	500,000	495,530
CRH America Finance, Inc. 5.40%, 5/21/34	500,000	508,791
Crown Castle, Inc.
4.00%, 3/1/27	298,000	294,636
3.65%, 9/1/27	104,000	101,390
4.30%, 2/15/29	118,000	115,776
3.10%, 11/15/29	155,000	143,196
2.25%, 1/15/31	390,000	335,413
4.75%, 5/15/47	140,000	123,124
5.20%, 2/15/49	137,000	126,482
4.15%, 7/1/50	100,000	79,072
CSX Corp.
5.20%, 11/15/33	250,000	256,233
6.22%, 4/30/40	200,000	219,231
3.80%, 11/1/46	140,000	111,835
4.50%, 3/15/49	218,000	192,208
3.80%, 4/15/50	144,000	112,846
4.65%, 3/1/68	60,000	51,201
CubeSmart LP
2.25%, 12/15/28	103,000	94,365
4.38%, 2/15/29	150,000	147,726
2.50%, 2/15/32	200,000	170,252
Cummins, Inc. 4.90%, 2/20/29	150,000	152,263
CVS Health Corp.
6.25%, 6/1/27	100,000	103,221
4.30%, 3/25/28	44,000	43,346
3.25%, 8/15/29	291,000	271,665
5.70%, 6/1/34(b)	1,150,000	1,174,361
4.78%, 3/25/38	400,000	362,977
4.13%, 4/1/40	197,000	161,529
5.13%, 7/20/45	303,000	267,989
5.05%, 3/25/48	909,000	789,043
5.63%, 2/21/53	520,000	483,910
6.05%, 6/1/54	200,000	197,824
DCP Midstream Operating LP 5.60%, 4/1/44	45,000	42,833
Deere & Co. 3.75%, 4/15/50	250,000	198,677
Dell International LLC/EMC Corp.
6.02%, 6/15/26	159,000	161,309
6.10%, 7/15/27	193,000	199,143
5.30%, 10/1/29	25,000	25,489
8.10%, 7/15/36	418,000	504,671
3.38%, 12/15/41	250,000	189,142
3.45%, 12/15/51(b)	52,000	36,181

See Notes to Financial Statements.

174    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Delta Air Lines, Inc. 3.75%, 10/28/29	$25,000	$23,561
Devon Energy Corp.
5.25%, 10/15/27	200,000	200,426
5.20%, 9/15/34	250,000	243,098
5.00%, 6/15/45	250,000	216,302
DH Europe Finance II SARL 3.25%, 11/15/39	500,000	400,484
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	168,335
6.25%, 3/15/33	250,000	264,877
4.40%, 3/24/51	87,000	69,806
5.75%, 4/18/54	500,000	484,146
Dick’s Sporting Goods, Inc. 3.15%, 1/15/32	250,000	222,590
Digital Realty Trust LP
4.45%, 7/15/28	196,000	194,612
3.60%, 7/1/29	50,000	47,888
Discover Financial Services 7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(e)	400,000	463,832
Discovery Communications LLC
4.13%, 5/15/29	185,000	175,552
5.00%, 9/20/37	360,000	309,990
DOC DR LLC 3.95%, 1/15/28	75,000	73,560
Dollar General Corp.
3.88%, 4/15/27	73,000	71,837
5.45%, 7/5/33(b)	350,000	353,188
4.13%, 4/3/50	89,000	67,725
Dollar Tree, Inc. 2.65%, 12/1/31(b)	478,000	412,499
Dominion Energy South Carolina, Inc. 5.45%, 2/1/41	200,000	200,236
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,179
3.38%, 4/1/30, Series C	380,000	354,736
4.35%, 8/15/32, Series A	99,000	94,553
5.25%, 8/1/33, Series F	45,000	45,003
7.00%, 6/15/38	65,000	74,192
4.70%, 12/1/44	137,000	120,412
4.60%, 3/15/49, Series A	47,000	39,600
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(e)	400,000	423,284
Dow Chemical Co.
7.38%, 11/1/29	110,000	122,212
4.25%, 10/1/34	145,000	133,589
9.40%, 5/15/39	27,000	36,618
5.25%, 11/15/41	417,000	393,844
6.90%, 5/15/53(b)	336,000	376,092
Investments in Long Securities	Principal Amount	Value
DTE Electric Co.
5.20%, 3/1/34	$350,000	$355,260
3.95%, 3/1/49	250,000	202,140
DTE Energy Co. 4.88%, 6/1/28	500,000	503,635
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	200,502
3.70%, 12/1/47	360,000	276,314
5.40%, 1/15/54	500,000	491,441
Duke Energy Corp.
4.30%, 3/15/28	100,000	99,293
3.40%, 6/15/29	172,000	163,119
2.45%, 6/1/30	260,000	231,193
2.55%, 6/15/31	238,000	207,759
5.45%, 6/15/34	250,000	254,555
4.80%, 12/15/45	63,000	55,885
3.95%, 8/15/47	150,000	114,769
4.20%, 6/15/49	335,000	267,741
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(e)	250,000	253,379
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 2.321% thereafter)(e)	100,000	94,492
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	247,525
Duke Energy Progress LLC 4.20%, 8/15/45	500,000	419,890
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/37, Series A-2	700,000	584,400
DuPont de Nemours, Inc.
4.73%, 11/15/28	124,000	124,891
5.42%, 11/15/48	327,000	338,304
Eastern Energy Gas Holdings LLC 5.80%, 1/15/35	500,000	519,570
Eastman Chemical Co.
4.50%, 12/1/28	222,000	220,954
4.80%, 9/1/42	90,000	81,307
4.65%, 10/15/44	45,000	39,260
Eaton Corp. 3.10%, 9/15/27	376,000	365,030
Eaton Vance Corp. 3.50%, 4/6/27	90,000	88,252
eBay, Inc.
3.60%, 6/5/27	100,000	98,043
2.60%, 5/10/31	381,000	336,080
4.00%, 7/15/42	140,000	114,838
Ecolab, Inc. 2.13%, 8/15/50	400,000	224,625
Electronic Arts, Inc. 1.85%, 2/15/31	175,000	148,896

See Notes to Financial Statements.

WisdomTree Trust    175

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Elevance Health, Inc.
3.65%, 12/1/27	$42,000	$41,125
4.75%, 2/15/30	500,000	501,963
2.55%, 3/15/31	85,000	74,878
4.75%, 2/15/33	500,000	490,141
5.20%, 2/15/35	500,000	500,495
4.65%, 8/15/44	276,000	244,255
4.38%, 12/1/47	79,000	65,706
3.13%, 5/15/50	562,000	371,927
3.60%, 3/15/51	219,000	157,518
5.13%, 2/15/53	200,000	183,306
Eli Lilly & Co.
4.50%, 2/9/27	200,000	201,215
3.38%, 3/15/29	137,000	132,320
3.95%, 3/15/49	250,000	204,931
4.88%, 2/27/53	40,000	37,604
5.05%, 8/14/54	250,000	241,048
5.10%, 2/9/64	300,000	286,355
Emerson Electric Co. 5.25%, 11/15/39	350,000	360,043
Energy Transfer LP
4.15%, 9/15/29	369,000	358,995
3.75%, 5/15/30	191,000	180,865
6.55%, 12/1/33	500,000	539,520
6.63%, 10/15/36	200,000	217,211
5.80%, 6/15/38, Series 20Y	485,000	491,831
7.50%, 7/1/38	60,000	69,123
6.10%, 2/15/42	100,000	101,710
4.95%, 1/15/43	54,000	47,912
5.30%, 4/1/44	500,000	460,976
5.35%, 5/15/45	240,000	221,681
5.30%, 4/15/47	72,000	65,419
5.40%, 10/1/47	160,000	147,775
6.25%, 4/15/49	105,000	107,419
5.00%, 5/15/50	218,000	189,706
5.95%, 5/15/54	400,000	395,763
Enstar Group Ltd. 4.95%, 6/1/29	296,000	295,001
Entergy Corp.
2.80%, 6/15/30	85,000	77,030
3.75%, 6/15/50	213,000	155,855
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	185,837
4.20%, 4/1/50	200,000	162,464
5.70%, 3/15/54	300,000	303,689
Enterprise Products Operating LLC
4.15%, 10/16/28	132,000	130,734
5.35%, 1/31/33	500,000	513,290
4.85%, 8/15/42	200,000	185,677
4.90%, 5/15/46	200,000	183,283
3.70%, 1/31/51	360,000	267,824
Investments in Long Securities	Principal Amount	Value
4.95%, 10/15/54	$388,000	$351,145
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(e)	117,000	115,500
EOG Resources, Inc. 5.65%, 12/1/54	150,000	151,225
EPR Properties 4.75%, 12/15/26	75,000	74,646
Equinix, Inc.
1.80%, 7/15/27	253,000	237,387
3.20%, 11/18/29	256,000	239,004
3.90%, 4/15/32	185,000	173,359
3.00%, 7/15/50	213,000	138,606
Equitable Holdings, Inc.
4.35%, 4/20/28	144,000	142,407
5.00%, 4/20/48	139,000	128,105
ERP Operating LP
3.50%, 3/1/28	72,000	70,008
4.15%, 12/1/28	183,000	180,557
Essential Properties LP 2.95%, 7/15/31	193,000	167,313
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	349,458
4.28%, 5/1/49	150,000	121,506
Essex Portfolio LP
4.00%, 3/1/29	50,000	48,710
3.00%, 1/15/30	85,000	78,218
1.65%, 1/15/31	256,000	214,376
Estee Lauder Cos., Inc. 3.13%, 12/1/49	250,000	165,579
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	196,523
3.13%, 10/15/52	127,000	80,617
Evergy Kansas Central, Inc.
4.10%, 4/1/43	100,000	83,924
3.45%, 4/15/50	250,000	178,766
Evergy, Inc. 2.90%, 9/15/29	124,000	114,443
Eversource Energy
3.30%, 1/15/28, Series M	78,000	75,266
5.95%, 2/1/29	80,000	83,129
1.65%, 8/15/30, Series R	325,000	275,086
5.95%, 7/15/34	250,000	260,267
Exelon Corp.
3.40%, 4/15/26	200,000	197,602
3.35%, 3/15/32	380,000	342,667
4.95%, 6/15/35	151,000	145,659
5.60%, 3/15/53	336,000	328,429
Expedia Group, Inc.
3.80%, 2/15/28	153,000	149,176
3.25%, 2/15/30	348,000	324,967

See Notes to Financial Statements.

176    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Extra Space Storage LP
2.55%, 6/1/31	$334,000	$291,357
5.40%, 2/1/34	250,000	253,527
F&G Annuities & Life, Inc. 6.50%, 6/4/29	250,000	257,704
Federal Realty OP LP
3.20%, 6/15/29	32,000	30,061
4.50%, 12/1/44	183,000	159,408
FedEx Corp.
3.40%, 2/15/28(d)	100,000	96,624
4.90%, 1/15/34(d)	169,000	167,282
3.90%, 2/1/35(d)	250,000	224,549
3.25%, 5/15/41(d)	136,000	99,878
4.75%, 11/15/45(d)	266,000	232,123
4.55%, 4/1/46(d)	16,000	13,583
4.40%, 1/15/47(d)	93,000	76,478
4.05%, 2/15/48(d)	275,000	214,666
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	193,161
3.40%, 6/15/30	40,000	36,895
Fidelity National Information Services, Inc. 5.10%, 7/15/32	435,000	437,912
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(e)	210,000	209,085
8.25%, 3/1/38	300,000	368,120
FirstEnergy Corp. 3.40%, 3/1/50, Series C	285,000	196,693
Fiserv, Inc.
2.25%, 6/1/27	142,000	135,300
4.20%, 10/1/28	107,000	105,412
2.65%, 6/1/30	333,000	299,513
5.63%, 8/21/33	350,000	362,445
4.40%, 7/1/49	238,000	199,988
Flowers Foods, Inc. 3.50%, 10/1/26	13,000	12,770
FMC Corp.
3.20%, 10/1/26	101,000	98,394
6.38%, 5/18/53	150,000	147,596
Ford Motor Co.
7.45%, 7/16/31	103,000	111,065
3.25%, 2/12/32	530,000	442,176
5.29%, 12/8/46	500,000	412,933
Ford Motor Credit Co. LLC
6.95%, 3/6/26	411,000	416,957
2.70%, 8/10/26	200,000	192,797
5.80%, 3/5/27	200,000	201,414
2.90%, 2/10/29	570,000	514,753
5.11%, 5/3/29	280,000	272,309
7.12%, 11/7/33	500,000	520,404
Investments in Long Securities	Principal Amount	Value
Fortinet, Inc. 1.00%, 3/15/26	$38,000	$36,613
Fortune Brands Innovations, Inc. 4.50%, 3/25/52	150,000	121,951
Fox Corp.
3.50%, 4/8/30	205,000	192,999
5.58%, 1/25/49	247,000	236,179
Freeport-McMoRan, Inc.
4.38%, 8/1/28	99,000	97,502
5.40%, 11/14/34	90,000	90,941
5.45%, 3/15/43	150,000	143,710
FS KKR Capital Corp. 3.13%, 10/12/28	191,000	175,211
GATX Corp.
3.25%, 9/15/26	165,000	161,772
4.70%, 4/1/29	206,000	205,171
1.90%, 6/1/31	228,000	190,912
6.05%, 6/5/54	150,000	154,211
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	200,000	190,665
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	211,712
6.38%, 11/22/52	200,000	222,541
General Dynamics Corp.
2.13%, 8/15/26	114,000	110,596
2.63%, 11/15/27	67,000	64,110
4.25%, 4/1/50	250,000	211,875
General Electric Co.
6.75%, 3/15/32, Series A	213,000	237,757
6.88%, 1/10/39	160,000	186,555
General Mills, Inc.
4.20%, 4/17/28	107,000	105,950
2.25%, 10/14/31	410,000	350,484
5.25%, 1/30/35	350,000	352,877
General Motors Co.
6.80%, 10/1/27	518,000	540,946
5.00%, 4/1/35	430,000	406,066
6.60%, 4/1/36	105,000	111,426
6.25%, 10/2/43	500,000	497,363
5.95%, 4/1/49	360,000	343,350
General Motors Financial Co., Inc.
1.50%, 6/10/26	384,000	368,528
5.40%, 5/8/27	500,000	505,740
3.85%, 1/5/28	100,000	97,359
5.60%, 6/18/31	500,000	505,640
Genuine Parts Co.
1.88%, 11/1/30	43,000	36,531
2.75%, 2/1/32	155,000	133,516
Georgia Power Co.
4.30%, 3/15/43	143,000	123,597
3.70%, 1/30/50, Series B	397,000	301,384
3.25%, 3/15/51, Series A	130,000	90,554

See Notes to Financial Statements.

WisdomTree Trust    177

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Gilead Sciences, Inc.
3.65%, 3/1/26	$210,000	$208,391
2.95%, 3/1/27	72,000	70,037
1.65%, 10/1/30	125,000	106,687
2.60%, 10/1/40	647,000	468,212
4.80%, 4/1/44	195,000	180,678
4.75%, 3/1/46	350,000	320,610
2.80%, 10/1/50	213,000	136,957
5.50%, 11/15/54	500,000	505,805
Global Payments, Inc.
4.95%, 8/15/27	128,000	128,948
3.20%, 8/15/29(b)	183,000	170,780
5.40%, 8/15/32(b)	218,000	222,111
4.15%, 8/15/49	81,000	62,473
Globe Life, Inc. 2.15%, 8/15/30	323,000	278,867
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30	555,000	526,457
Goldman Sachs Capital I 6.35%, 2/15/34	100,000	106,435
Goldman Sachs Group, Inc.
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(e)	150,000	143,707
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(e)	60,000	59,179
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(e)	650,000	687,378
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(b)(e)	500,000	506,319
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(e)	500,000	441,032
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(e)	750,000	750,568
6.75%, 10/1/37	539,000	590,400
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(e)	500,000	376,714
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(e)	500,000	386,122
5.15%, 5/22/45	347,000	326,145
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(e)	350,000	348,297
GXO Logistics, Inc. 2.65%, 7/15/31	100,000	86,486
Investments in Long Securities	Principal Amount	Value
Haleon U.S. Capital LLC 3.63%, 3/24/32	$500,000	$460,881
Halliburton Co.
4.85%, 11/15/35	208,000	201,744
6.70%, 9/15/38	56,000	62,269
7.45%, 9/15/39	173,000	206,507
4.75%, 8/1/43	157,000	140,575
5.00%, 11/15/45	181,000	165,843
Hanover Insurance Group, Inc. 2.50%, 9/1/30	73,000	64,222
Harley-Davidson, Inc. 4.63%, 7/28/45	108,000	91,015
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	124,642
4.40%, 3/15/48	80,000	69,446
3.60%, 8/19/49	99,000	75,106
Hasbro, Inc.
3.50%, 9/15/27	249,000	241,799
6.35%, 3/15/40	91,000	94,790
HCA, Inc.
4.50%, 2/15/27	112,000	111,583
5.63%, 9/1/28	150,000	153,298
4.13%, 6/15/29	301,000	292,092
2.38%, 7/15/31	190,000	161,963
3.63%, 3/15/32	250,000	226,208
5.50%, 6/1/33	350,000	353,371
5.45%, 9/15/34	250,000	249,104
5.13%, 6/15/39	117,000	110,023
5.50%, 6/15/47	132,000	123,853
5.25%, 6/15/49	248,000	223,598
3.50%, 7/15/51	248,000	167,127
4.63%, 3/15/52	200,000	163,481
5.95%, 9/15/54	500,000	492,921
6.10%, 4/1/64	150,000	147,846
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	128,221
2.00%, 3/15/31	300,000	252,531
Healthpeak OP LLC 2.88%, 1/15/31	380,000	340,534
Hess Corp.
4.30%, 4/1/27	30,000	29,805
7.13%, 3/15/33	245,000	278,005
6.00%, 1/15/40	296,000	317,466
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	500,000	498,486
6.20%, 10/15/35	355,000	380,240
6.35%, 10/15/45	227,000	240,221
Highwoods Realty LP
4.20%, 4/15/29	45,000	43,357
3.05%, 2/15/30	105,000	94,298

See Notes to Financial Statements.

178    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Home Depot, Inc.
2.80%, 9/14/27	$500,000	$482,600
5.88%, 12/16/36	500,000	537,433
3.30%, 4/15/40	533,000	427,169
4.25%, 4/1/46	250,000	214,618
3.13%, 12/15/49	200,000	139,057
2.38%, 3/15/51	176,000	103,315
3.63%, 4/15/52	500,000	376,799
Honeywell International, Inc.
2.50%, 11/1/26	500,000	485,532
3.81%, 11/21/47	500,000	393,935
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	544,000	501,231
Howard University 5.21%, 10/1/52, Series 22A	75,000	67,257
HP, Inc.
1.45%, 6/17/26	348,000	334,902
6.00%, 9/15/41	195,000	200,126
HSBC USA, Inc. 5.29%, 3/4/27(b)	200,000	203,488
Hubbell, Inc. 3.50%, 2/15/28	161,000	156,017
Humana, Inc.
2.15%, 2/3/32	100,000	82,031
5.95%, 3/15/34	500,000	515,340
4.95%, 10/1/44	57,000	49,919
4.80%, 3/15/47	95,000	81,151
5.50%, 3/15/53	110,000	101,380
5.75%, 4/15/54	150,000	143,079
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(e)	210,000	206,626
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(e)	176,000	145,900
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	67,672
4.20%, 5/1/30	242,000	232,128
Huntsman International LLC 4.50%, 5/1/29	110,000	106,132
Hyatt Hotels Corp. 4.38%, 9/15/28	130,000	128,189
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	500,000	483,633
5.30%, 2/5/54	300,000	285,390
Indiana Michigan Power Co.
3.85%, 5/15/28	300,000	293,766
3.75%, 7/1/47, Series L	450,000	343,588
Ingersoll Rand, Inc. 5.45%, 6/15/34	500,000	510,481
Investments in Long Securities	Principal Amount	Value
Ingredion, Inc. 3.20%, 10/1/26	$109,000	$106,709
Intel Corp.
2.45%, 11/15/29	1,050,000	943,302
5.63%, 2/10/43	750,000	719,252
3.73%, 12/8/47	600,000	426,206
5.70%, 2/10/53	400,000	377,030
5.60%, 2/21/54(b)	800,000	746,564
3.10%, 2/15/60	200,000	113,845
5.05%, 8/5/62	36,000	30,134
Intercontinental Exchange, Inc.
3.75%, 9/21/28	200,000	195,010
4.35%, 6/15/29	25,000	24,812
4.25%, 9/21/48	300,000	255,330
3.00%, 6/15/50	87,000	58,052
3.00%, 9/15/60	250,000	154,209
International Business Machines Corp.
3.30%, 5/15/26	500,000	492,882
4.25%, 5/15/49	250,000	207,077
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	81,182
5.00%, 9/26/48	135,000	117,870
International Paper Co.
4.80%, 6/15/44	300,000	270,792
4.40%, 8/15/47	20,000	16,783
4.35%, 8/15/48	149,000	124,668
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	72,901
4.75%, 3/30/30	81,000	80,673
5.40%, 10/1/48	120,000	116,248
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	123,069
3.70%, 9/15/46	50,000	38,409
3.50%, 9/30/49	175,000	127,358
3.10%, 11/30/51	198,000	131,021
Intuit, Inc. 5.25%, 9/15/26	100,000	101,385
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	130,449
4.88%, 2/1/35	250,000	241,727
Jabil, Inc. 3.95%, 1/12/28	143,000	139,898
Jackson Financial, Inc. 5.67%, 6/8/32(b)	119,000	121,816
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 5/15/32	419,000	361,046
6.75%, 3/15/34	325,000	353,400
6.50%, 12/1/52	270,000	287,409

See Notes to Financial Statements.

WisdomTree Trust    179

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/35(d)	$250,000	$258,595
Jefferies Financial Group, Inc.
4.85%, 1/15/27	115,000	115,127
4.15%, 1/23/30	228,000	219,151
2.75%, 10/15/32	120,000	100,231
6.25%, 1/15/36	118,000	122,030
JetBlue Pass-Through Trust 2.75%, 5/15/32, Series 2019-1, Class AA	77,602	67,908
JM Smucker Co.
6.20%, 11/15/33	250,000	267,568
6.50%, 11/15/43	50,000	54,520
6.50%, 11/15/53(b)	250,000	276,154
John Deere Capital Corp.
3.05%, 1/6/28	123,000	119,342
3.45%, 3/7/29	70,000	67,552
3.35%, 4/18/29	136,000	130,854
Johnson Controls International PLC
6.00%, 1/15/36	237,000	253,325
4.50%, 2/15/47	120,000	103,804
JPMorgan Chase & Co.
8.00%, 4/29/27	101,000	108,425
3.63%, 12/1/27	200,000	195,735
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(e)	350,000	344,852
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(e)	250,000	248,403
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(e)	560,000	547,490
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(e)	132,000	132,616
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(e)	635,000	625,552
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(e)	500,000	504,853
8.75%, 9/1/30	75,000	88,787
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(e)	500,000	439,508
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(e)	750,000	654,812
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(e)	350,000	245,081
Investments in Long Securities	Principal Amount	Value
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(e)	$645,000	$487,614
4.85%, 2/1/44	100,000	94,152
4.95%, 6/1/45	350,000	326,012
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(e)	800,000	638,998
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(e)	250,000	178,058
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	126,301
Kellanova
3.25%, 4/1/26	50,000	49,373
7.45%, 4/1/31, Series B(b)	223,000	252,747
4.50%, 4/1/46	285,000	250,113
Kennametal, Inc. 4.63%, 6/15/28	76,000	75,892
Kentucky Utilities Co. 4.38%, 10/1/45	500,000	429,073
Kenvue, Inc. 5.05%, 3/22/53	250,000	240,316
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34(b)	500,000	510,521
3.80%, 5/1/50	55,000	42,067
4.50%, 4/15/52	250,000	213,421
KeyBank NA 4.90%, 8/8/32	600,000	582,143
Kilroy Realty LP 4.25%, 8/15/29	50,000	47,639
Kimberly-Clark Corp. 3.20%, 4/25/29	297,000	283,972
Kimco Realty OP LLC
2.25%, 12/1/31	500,000	426,398
4.25%, 4/1/45	100,000	83,989
3.70%, 10/1/49	60,000	45,007
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	229,000	258,188
5.80%, 3/15/35	313,000	322,975
6.50%, 2/1/37	582,000	628,061
5.00%, 3/1/43	100,000	90,554
5.40%, 9/1/44	58,000	54,627
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	301,293
4.80%, 2/1/33	50,000	48,506
5.20%, 6/1/33	400,000	397,982
5.55%, 6/1/45	73,000	69,982
5.05%, 2/15/46	70,000	62,753
5.20%, 3/1/48	425,000	387,087
3.25%, 8/1/50	110,000	72,483

See Notes to Financial Statements.

180    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Kirby Corp. 4.20%, 3/1/28	$86,000	$84,588
KLA Corp.
3.30%, 3/1/50	70,000	50,079
4.95%, 7/15/52	215,000	201,246
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	325,357
5.20%, 7/15/45	266,000	249,305
4.38%, 6/1/46	468,000	390,904
5.50%, 6/1/50	271,000	262,066
Kroger Co.
1.70%, 1/15/31	38,000	31,968
5.00%, 9/15/34(b)	500,000	494,039
5.40%, 7/15/40	165,000	164,880
5.00%, 4/15/42	66,000	62,220
5.15%, 8/1/43	200,000	189,232
4.65%, 1/15/48	189,000	165,463
5.65%, 9/15/64	250,000	243,987
Kyndryl Holdings, Inc. 4.10%, 10/15/41	115,000	92,183
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	29,758
4.40%, 6/15/28	36,000	35,720
1.80%, 1/15/31	215,000	181,704
4.85%, 4/27/35	255,000	246,719
5.05%, 4/27/45	250,000	235,250
Laboratory Corp. of America Holdings
1.55%, 6/1/26	212,000	204,456
3.60%, 9/1/27	185,000	180,972
4.55%, 4/1/32	250,000	243,640
Lam Research Corp. 4.00%, 3/15/29	124,000	121,911
Las Vegas Sands Corp. 3.90%, 8/8/29	59,000	55,771
Lear Corp. 4.25%, 5/15/29	358,000	348,061
Leggett & Platt, Inc. 3.50%, 11/15/27	120,000	114,758
Leidos, Inc. 2.30%, 2/15/31	640,000	551,024
Lennar Corp. 5.25%, 6/1/26	334,000	335,403
Lincoln National Corp. 4.35%, 3/1/48	188,000	152,394
Lockheed Martin Corp.
4.80%, 8/15/34	400,000	393,987
4.70%, 5/15/46	200,000	183,111
5.20%, 2/15/64	550,000	523,973
Lowe’s Cos., Inc.
3.65%, 4/5/29	86,000	82,964
4.50%, 4/15/30	450,000	447,057
Investments in Long Securities	Principal Amount	Value
1.70%, 10/15/30	$100,000	$85,257
3.75%, 4/1/32	685,000	638,156
5.00%, 4/15/40	116,000	110,968
2.80%, 9/15/41	195,000	138,018
4.05%, 5/3/47	141,000	113,077
3.00%, 10/15/50	396,000	255,315
3.50%, 4/1/51(b)	310,000	220,012
5.75%, 7/1/53	394,000	397,707
5.85%, 4/1/63	250,000	252,562
LYB International Finance BV 5.25%, 7/15/43	110,000	101,974
LYB International Finance III LLC
4.20%, 10/15/49	110,000	85,152
4.20%, 5/1/50	250,000	192,818
3.80%, 10/1/60	410,000	283,997
LyondellBasell Industries NV 4.63%, 2/26/55(b)	137,000	111,876
M&T Bank Corp. 6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(e)	350,000	365,095
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	251,755
5.70%, 3/1/35	250,000	252,105
6.50%, 3/1/41	180,000	191,227
4.75%, 9/15/44	51,000	43,643
4.50%, 4/1/48	30,000	24,268
Markel Group, Inc.
3.50%, 11/1/27	141,000	137,759
5.00%, 4/5/46	170,000	154,623
6.00%, 5/16/54	100,000	103,742
Marriott International, Inc.
4.90%, 4/15/29	35,000	35,307
4.63%, 6/15/30, Series FF	157,000	156,021
2.85%, 4/15/31, Series HH	221,000	196,760
3.50%, 10/15/32, Series GG	678,000	608,837
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	59,000	58,634
5.00%, 3/15/35	300,000	298,880
5.35%, 11/15/44	150,000	149,435
5.70%, 9/15/53	100,000	103,427
5.45%, 3/15/54	200,000	198,984
Martin Marietta Materials, Inc.
2.50%, 3/15/30, Series CB	83,000	74,602
2.40%, 7/15/31	521,000	453,180
3.20%, 7/15/51	156,000	104,792
Marvell Technology, Inc. 2.95%, 4/15/31	268,000	240,152
Masco Corp. 1.50%, 2/15/28	100,000	91,530
See Notes to Financial Statements.

WisdomTree Trust    181

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Mastercard, Inc.
2.95%, 11/21/26	$25,000	$24,509
3.50%, 2/26/28	122,000	119,747
2.95%, 6/1/29	100,000	94,550
3.95%, 2/26/48	300,000	248,571
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	58,534
1.85%, 2/15/31	245,000	207,165
McDonald’s Corp.
2.13%, 3/1/30	163,000	145,226
3.60%, 7/1/30	296,000	282,144
4.95%, 8/14/33(b)	230,000	232,713
4.70%, 12/9/35	217,000	211,594
4.88%, 7/15/40	125,000	118,651
3.70%, 2/15/42	200,000	161,652
4.45%, 3/1/47	451,000	390,709
4.45%, 9/1/48	400,000	344,349
3.63%, 9/1/49	81,000	60,754
MDC Holdings, Inc. 3.97%, 8/6/61	154,000	121,544
MedStar Health, Inc. 3.63%, 8/15/49, Series 20A	84,000	61,214
Medtronic Global Holdings SCA 4.25%, 3/30/28	61,000	60,846
Medtronic, Inc. 4.63%, 3/15/45	250,000	228,905
Merck & Co., Inc.
4.05%, 5/17/28	220,000	219,384
3.90%, 3/7/39	500,000	438,583
4.00%, 3/7/49	200,000	163,430
5.00%, 5/17/53	100,000	94,645
2.90%, 12/10/61	400,000	239,995
MetLife, Inc.
5.30%, 12/15/34	250,000	254,856
6.40%, 12/15/36	88,000	91,278
10.75%, 8/1/39	2,000	2,706
5.88%, 2/6/41	250,000	262,916
5.25%, 1/15/54	250,000	242,750
Micron Technology, Inc.
5.33%, 2/6/29	87,000	88,354
5.30%, 1/15/31	500,000	507,167
3.37%, 11/1/41	200,000	150,747
Mid-America Apartments LP 3.95%, 3/15/29	140,000	136,355
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	97,471
3.65%, 4/15/29	110,000	106,373
5.30%, 2/1/55	250,000	242,339
Mississippi Power Co. 3.95%, 3/30/28(b)	110,000	108,601
Investments in Long Securities	Principal Amount	Value
Molson Coors Beverage Co.
5.00%, 5/1/42	$69,000	$64,727
4.20%, 7/15/46	220,000	181,531
Mondelez International, Inc.
2.75%, 4/13/30	43,000	39,154
1.88%, 10/15/32	325,000	267,492
2.63%, 9/4/50	100,000	61,019
Montefiore Obligated Group 4.29%, 9/1/50	75,000	54,639
Moody’s Corp.
4.25%, 8/8/32	320,000	308,198
5.00%, 8/5/34(b)	250,000	250,562
5.25%, 7/15/44	69,000	67,636
Morgan Stanley
3.95%, 4/23/27	190,000	187,600
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(e)	510,000	492,496
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(e)	414,000	396,742
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(e)	180,000	178,316
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(e)	250,000	259,839
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(e)	285,000	288,667
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	500,000	511,655
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(e)	500,000	508,465
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5 - year Constant Maturity Treasury Rate + 2.43% thereafter)(e)	500,000	510,607
3.97%, 7/22/38(e)	250,000	218,493
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	509,429
6.38%, 7/24/42	250,000	276,574
4.38%, 1/22/47	75,000	64,539
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(e)	200,000	202,371
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	317,707
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(e)	150,000	150,077

See Notes to Financial Statements.

182    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Mosaic Co.
4.05%, 11/15/27	$133,000	$131,149
5.63%, 11/15/43	148,000	144,067
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	102,341
2.75%, 5/24/31	481,000	425,544
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	170,000	114,811
MPLX LP
4.80%, 2/15/29	315,000	315,607
2.65%, 8/15/30	110,000	98,084
4.95%, 9/1/32	221,000	217,357
5.50%, 6/1/34	500,000	502,437
5.20%, 12/1/47	77,000	69,786
4.70%, 4/15/48	352,000	295,084
4.95%, 3/14/52	250,000	215,238
Mylan, Inc.
4.55%, 4/15/28	191,000	188,504
5.20%, 4/15/48	300,000	250,223
MyMichigan Health 3.41%, 6/1/50, Series 2020	46,000	33,340
Nasdaq, Inc.
1.65%, 1/15/31	190,000	160,478
2.50%, 12/21/40	160,000	110,922
3.95%, 3/7/52	75,000	59,058
6.10%, 6/28/63	150,000	156,870
National Health Investors, Inc. 3.00%, 2/1/31	50,000	43,752
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	260,070
3.70%, 3/15/29	142,000	137,593
Netflix, Inc. 5.88%, 11/15/28	300,000	314,060
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	256,165
Newmont Corp.
2.80%, 10/1/29	181,000	167,744
2.60%, 7/15/32(b)	586,000	507,142
6.25%, 10/1/39	138,000	149,536
5.45%, 6/9/44	75,000	74,174
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/28	211,000	193,998
3.50%, 4/1/29	227,000	217,228
2.75%, 11/1/29	60,000	55,177
2.44%, 1/15/32	610,000	520,707
5.05%, 2/28/33	260,000	259,619
3.00%, 1/15/52	370,000	236,653
5.25%, 2/28/53	150,000	140,864
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(e)	350,000	360,084
Investments in Long Securities	Principal Amount	Value
6.38%, 8/15/55, (6.375% fixed rate until 8/15/30; 5-year Constant Maturity Treasury Rate + 2.053% thereafter)(e)	$250,000	$251,358
NIKE, Inc.
2.38%, 11/1/26	204,000	198,147
3.38%, 3/27/50	296,000	216,748
NiSource, Inc.
3.60%, 5/1/30	715,000	677,905
5.25%, 2/15/43	25,000	24,127
4.80%, 2/15/44	81,000	73,699
5.65%, 2/1/45	52,000	52,413
4.38%, 5/15/47	131,000	110,050
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(e)	200,000	199,740
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,608
2.50%, 4/15/30	200,000	178,375
3.50%, 4/15/51	150,000	105,532
Norfolk Southern Corp.
3.80%, 8/1/28	34,000	33,320
2.55%, 11/1/29	93,000	85,207
4.84%, 10/1/41	120,000	112,563
3.95%, 10/1/42	112,000	92,992
3.94%, 11/1/47	113,000	90,346
4.10%, 5/15/49	113,000	91,738
2.90%, 8/25/51	130,000	83,485
3.70%, 3/15/53	710,000	528,526
3.16%, 5/15/55	25,000	16,419
4.10%, 5/15/21	195,000	141,239
Northern States Power Co. 3.60%, 9/15/47	100,000	76,653
Northern Trust Corp. 4.00%, 5/10/27	350,000	347,863
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	181,317
4.03%, 10/15/47	718,000	582,606
5.25%, 5/1/50	205,000	196,658
5.20%, 6/1/54	150,000	143,332
NOV, Inc. 3.95%, 12/1/42	180,000	138,139
NSTAR Electric Co.
3.20%, 5/15/27	125,000	121,703
4.55%, 6/1/52	150,000	129,535
Nucor Corp. 2.98%, 12/15/55	250,000	157,282
Oaktree Strategic Credit Fund 8.40%, 11/14/28	200,000	218,098
Occidental Petroleum Corp.
5.20%, 8/1/29	50,000	50,285
6.13%, 1/1/31	250,000	259,609

See Notes to Financial Statements.

WisdomTree Trust    183

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
7.50%, 5/1/31	$500,000	$555,221
5.38%, 1/1/32	385,000	382,218
5.55%, 10/1/34	265,000	261,877
6.45%, 9/15/36	200,000	209,672
4.20%, 3/15/48	62,000	45,895
Oglethorpe Power Corp.
5.95%, 11/1/39	110,000	114,890
4.50%, 4/1/47	250,000	212,558
5.25%, 9/1/50	80,000	74,781
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	132,046
Omega Healthcare Investors, Inc.
4.50%, 4/1/27(b)	40,000	39,781
4.75%, 1/15/28	145,000	144,723
3.63%, 10/1/29	177,000	166,101
Omnicom Group, Inc. 2.45%, 4/30/30	168,000	150,484
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	350,000	364,970
4.10%, 11/15/48	70,000	56,456
2.70%, 11/15/51	400,000	243,039
ONEOK, Inc.
3.40%, 9/1/29	269,000	253,952
3.25%, 6/1/30	152,000	140,550
6.05%, 9/1/33	150,000	157,304
5.05%, 11/1/34	403,000	393,097
5.15%, 10/15/43	147,000	135,433
4.25%, 9/15/46	123,000	97,956
4.95%, 7/13/47	325,000	284,809
4.20%, 10/3/47	201,000	157,793
4.45%, 9/1/49	100,000	80,918
7.15%, 1/15/51	100,000	111,698
5.70%, 11/1/54	250,000	240,900
Oracle Corp.
2.80%, 4/1/27	387,000	373,677
6.15%, 11/9/29	362,000	383,206
2.95%, 4/1/30	195,000	179,132
2.88%, 3/25/31	355,000	317,823
6.25%, 11/9/32	250,000	267,916
4.90%, 2/6/33	250,000	246,718
4.70%, 9/27/34	500,000	480,925
3.90%, 5/15/35	275,000	246,075
3.80%, 11/15/37	740,000	630,653
6.50%, 4/15/38	301,000	328,391
3.60%, 4/1/40	264,000	210,826
5.38%, 7/15/40	570,000	555,581
4.13%, 5/15/45	515,000	416,625
4.00%, 7/15/46	501,000	393,637
4.00%, 11/15/47	280,000	218,394
3.60%, 4/1/50	233,000	166,357
3.95%, 3/25/51	85,000	64,153
Investments in Long Securities	Principal Amount	Value
5.55%, 2/6/53	$500,000	$479,442
4.38%, 5/15/55	183,000	146,149
6.00%, 8/3/55	350,000	358,536
3.85%, 4/1/60	301,000	212,029
4.10%, 3/25/61	470,000	345,553
O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	48,902
4.20%, 4/1/30	225,000	219,710
1.75%, 3/15/31	125,000	104,862
Oshkosh Corp. 4.60%, 5/15/28	46,000	45,812
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	405,215
3.11%, 2/15/40	15,000	11,592
Ovintiv, Inc. 7.20%, 11/1/31	531,000	580,623
Owens Corning
7.00%, 12/1/36	182,000	207,823
4.30%, 7/15/47	74,000	61,171
4.40%, 1/30/48	175,000	146,898
Pacific Gas & Electric Co.
4.55%, 7/1/30	535,000	517,864
2.50%, 2/1/31	505,000	435,385
5.90%, 6/15/32	500,000	513,063
4.45%, 4/15/42	225,000	189,176
3.75%, 8/15/42	350,000	267,923
4.95%, 7/1/50	226,000	194,939
3.50%, 8/1/50	513,000	353,856
6.75%, 1/15/53	250,000	270,739
5.90%, 10/1/54	200,000	195,933
PacifiCorp
6.25%, 10/15/37	224,000	236,837
4.10%, 2/1/42	250,000	205,984
3.30%, 3/15/51	702,000	470,541
Packaging Corp. of America
3.00%, 12/15/29	132,000	122,263
4.05%, 12/15/49	26,000	20,558
Paramount Global
2.90%, 1/15/27	49,000	47,251
4.95%, 1/15/31	406,000	391,034
4.85%, 7/1/42	155,000	127,592
5.85%, 9/1/43	152,000	136,863
5.25%, 4/1/44	133,000	110,316
4.60%, 1/15/45	237,000	182,506
4.95%, 5/19/50	105,000	82,851
Parker-Hannifin Corp.
3.25%, 3/1/27	145,000	141,995
3.25%, 6/14/29	227,000	215,480
4.10%, 3/1/47	100,000	83,530
4.00%, 6/14/49	105,000	84,935

See Notes to Financial Statements.

184    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(e)	$50,000	$46,462
PayPal Holdings, Inc.
3.25%, 6/1/50	238,000	165,360
5.25%, 6/1/62	100,000	93,558
PECO Energy Co. 2.85%, 9/15/51	350,000	225,073
PepsiCo, Inc.
3.00%, 10/15/27	130,000	126,188
5.50%, 1/15/40	435,000	453,511
2.88%, 10/15/49	215,000	144,567
4.65%, 2/15/53	460,000	415,803
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	650,000	627,882
5.30%, 5/19/53	750,000	727,879
Pfizer, Inc.
3.60%, 9/15/28	225,000	220,451
3.45%, 3/15/29	216,000	208,595
7.20%, 3/15/39	500,000	598,505
4.13%, 12/15/46	500,000	417,759
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,061,645
5.54%, 7/15/47, Series A-3	750,000	757,695
PG&E Wildfire Recovery Funding LLC
4.45%, 12/1/47, Series A-4	200,000	177,799
5.21%, 12/1/47, Series A-4	397,000	387,439
4.67%, 12/1/51, Series A-5	595,000	540,361
5.10%, 6/1/52, Series A-5	675,000	648,706
Philip Morris International, Inc.
4.88%, 2/15/28	510,000	516,115
5.25%, 2/13/34	250,000	253,097
4.25%, 11/10/44	400,000	339,881
Phillips 66
4.88%, 11/15/44	53,000	46,660
4.90%, 10/1/46	100,000	88,015
3.30%, 3/15/52	750,000	491,253
5.65%, 6/15/54	133,000	126,973
Phillips 66 Co. 5.25%, 6/15/31	500,000	508,680
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/46	250,000	186,783
Pilgrim’s Pride Corp. 6.88%, 5/15/34	300,000	327,374
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	170,805
3.55%, 12/15/29	245,000	231,668
6.65%, 1/15/37	252,000	271,844
Investments in Long Securities	Principal Amount	Value
PNC Financial Services Group, Inc.
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(e)	$500,000	$516,046
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(e)	500,000	513,731
PPL Capital Funding, Inc. 3.10%, 5/15/26	156,000	153,341
Principal Financial Group, Inc. 3.70%, 5/15/29	251,000	241,919
Progress Energy, Inc. 7.75%, 3/1/31	253,000	289,537
Progressive Corp.
6.63%, 3/1/29	105,000	113,339
3.70%, 3/15/52	250,000	192,274
Prologis LP
3.25%, 6/30/26	291,000	286,837
2.13%, 4/15/27	50,000	47,702
5.00%, 1/31/35	500,000	499,581
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	470,000	367,226
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	68,878
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(e)	43,000	41,921
4.35%, 2/25/50	375,000	317,676
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(e)	138,000	124,133
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(e)	250,000	261,281
Public Service Co. of Colorado
3.70%, 6/15/28	267,000	260,674
4.50%, 6/1/52, Series 39	250,000	213,097
5.25%, 4/1/53	300,000	284,031
Public Service Electric & Gas Co.
3.20%, 5/15/29	215,000	204,543
3.80%, 1/1/43	250,000	204,716
5.45%, 3/1/54	250,000	249,078
Public Service Enterprise Group, Inc. 1.60%, 8/15/30	380,000	322,646
Public Storage Operating Co.
3.09%, 9/15/27	50,000	48,427
5.10%, 8/1/33	250,000	253,425
Puget Sound Energy, Inc. 4.22%, 6/15/48	250,000	206,114

See Notes to Financial Statements.

WisdomTree Trust    185

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
PulteGroup, Inc. 6.00%, 2/15/35	$190,000	$198,608
QUALCOMM, Inc.
4.65%, 5/20/35	350,000	344,584
4.80%, 5/20/45	350,000	323,330
3.25%, 5/20/50	250,000	175,977
Quanta Services, Inc. 3.05%, 10/1/41	160,000	114,029
Quest Diagnostics, Inc.
2.95%, 6/30/30	185,000	169,599
2.80%, 6/30/31	500,000	445,064
Raymond James Financial, Inc. 3.75%, 4/1/51	250,000	185,993
Realty Income Corp.
4.88%, 6/1/26	50,000	50,132
3.00%, 1/15/27	46,000	44,757
3.65%, 1/15/28	186,000	182,063
4.65%, 3/15/47	135,000	120,540
Regal Rexnord Corp. 6.40%, 4/15/33	227,000	235,816
Regency Centers LP
4.13%, 3/15/28	53,000	52,302
2.95%, 9/15/29	372,000	346,579
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	224,000	190,695
Regions Financial Corp. 5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(e)	500,000	498,850
Reinsurance Group of America, Inc. 6.00%, 9/15/33	323,000	337,499
Republic Services, Inc.
1.45%, 2/15/31	180,000	149,543
1.75%, 2/15/32	303,000	249,828
2.38%, 3/15/33	350,000	291,039
Revvity, Inc. 2.55%, 3/15/31	200,000	173,404
Rockwell Automation, Inc. 3.50%, 3/1/29	168,000	162,335
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	138,339
1.40%, 9/15/27	50,000	46,217
2.00%, 6/30/30	435,000	379,726
Ross Stores, Inc. 1.88%, 4/15/31	210,000	177,159
Royalty Pharma PLC
2.20%, 9/2/30	290,000	251,509
3.30%, 9/2/40	46,000	34,781
3.55%, 9/2/50	245,000	170,159
Investments in Long Securities	Principal Amount	Value
RPM International, Inc.
3.75%, 3/15/27	$73,000	$71,768
4.55%, 3/1/29	45,000	44,762
2.95%, 1/15/32	205,000	180,919
RTX Corp.
7.20%, 8/15/27	116,000	123,443
4.13%, 11/16/28	139,000	136,992
1.90%, 9/1/31	285,000	238,104
2.38%, 3/15/32	320,000	271,954
5.15%, 2/27/33	250,000	252,518
5.40%, 5/1/35	284,000	290,760
4.45%, 11/16/38	182,000	167,262
4.50%, 6/1/42	299,000	266,119
4.15%, 5/15/45	129,000	107,612
3.75%, 11/1/46	150,000	116,755
4.35%, 4/15/47	252,000	213,786
4.05%, 5/4/47	130,000	105,526
4.63%, 11/16/48	90,000	79,053
3.13%, 7/1/50	129,000	86,917
2.82%, 9/1/51	60,000	37,680
3.03%, 3/15/52	495,000	323,189
6.40%, 3/15/54	150,000	167,607
Ryder System, Inc.
6.60%, 12/1/33	100,000	109,410
S&P Global, Inc.
4.25%, 5/1/29	154,000	152,597
3.25%, 12/1/49	440,000	314,381
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,252
4.20%, 3/15/28	56,000	55,295
4.50%, 5/15/30	212,000	208,843
Sabra Health Care LP
5.13%, 8/15/26	168,000	168,612
3.90%, 10/15/29	174,000	165,789
Salesforce, Inc.
2.70%, 7/15/41	300,000	217,875
2.90%, 7/15/51	250,000	164,928
San Diego Gas & Electric Co.
5.35%, 4/1/53	450,000	430,975
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	259,750
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(e)	100,000	103,996
Sempra
5.40%, 8/1/26	200,000	201,442
3.25%, 6/15/27	50,000	48,480
3.40%, 2/1/28	156,000	150,523
3.80%, 2/1/38	400,000	330,780
6.00%, 10/15/39	203,000	207,194

See Notes to Financial Statements.

186    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Sherwin-Williams Co.
2.95%, 8/15/29	$155,000	$144,543
2.30%, 5/15/30	322,000	285,991
4.50%, 6/1/47	255,000	221,565
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	4,000	3,932
Simon Property Group LP
3.38%, 12/1/27	37,000	36,031
4.75%, 3/15/42	650,000	597,709
Skyworks Solutions, Inc.
1.80%, 6/1/26	231,000	222,391
3.00%, 6/1/31	160,000	138,395
Snap-on, Inc. 3.25%, 3/1/27	150,000	146,679
Solventum Corp.
5.40%, 3/1/29	200,000	204,248
5.60%, 3/23/34	300,000	307,396
6.00%, 5/15/64	200,000	203,246
Sonoco Products Co.
3.13%, 5/1/30	66,000	60,448
2.85%, 2/1/32(b)	245,000	212,909
Southern California Edison Co.
4.90%, 6/1/26	500,000	500,237
4.20%, 3/1/29, Series A	315,000	305,806
6.65%, 4/1/29	258,000	266,280
4.88%, 3/1/49, Series B	613,000	526,457
5.75%, 4/15/54	250,000	240,559
Southern Co. 4.25%, 7/1/36	190,000	173,535
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	448,000	464,955
3.95%, 10/1/46	25,000	19,737
4.40%, 5/30/47	174,000	145,794
Southern Power Co.
5.15%, 9/15/41	195,000	187,205
5.25%, 7/15/43	235,000	222,946
4.95%, 12/15/46, Series F	60,000	54,123
Southwest Gas Corp. 4.15%, 6/1/49	150,000	118,523
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	395,576
3.85%, 2/1/48, Series L	50,000	37,379
3.25%, 11/1/51	450,000	299,323
Southwestern Public Service Co.
4.50%, 8/15/41	260,000	230,062
3.70%, 8/15/47	250,000	187,164
Spectra Energy Partners LP 5.95%, 9/25/43	100,000	100,926
Sprint Capital Corp. 8.75%, 3/15/32	422,000	510,129
Investments in Long Securities	Principal Amount	Value
Sprint LLC 7.63%, 3/1/26	$100,000	$101,899
Stanley Black & Decker, Inc.
2.30%, 3/15/30	175,000	154,713
4.85%, 11/15/48	210,000	182,978
Starbucks Corp.
2.00%, 3/12/27	100,000	95,363
4.00%, 11/15/28	233,000	229,261
3.55%, 8/15/29	89,000	85,608
4.80%, 2/15/33	428,000	427,622
4.30%, 6/15/45	100,000	84,583
4.45%, 8/15/49	247,000	209,572
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	125,233
3.25%, 1/15/31	100,000	92,021
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	211,780
Store Capital LLC 4.63%, 3/15/29	75,000	73,662
Stryker Corp.
4.85%, 2/10/30	500,000	503,425
4.10%, 4/1/43	25,000	21,316
4.63%, 3/15/46	218,000	196,700
Sun Communities Operating LP 5.70%, 1/15/33	250,000	255,957
Sutter Health 5.55%, 8/15/53	95,000	99,687
Synchrony Financial
3.70%, 8/4/26	133,000	130,788
3.95%, 12/1/27	110,000	107,275
5.15%, 3/19/29	150,000	149,520
Sysco Corp.
3.25%, 7/15/27	109,000	105,934
5.95%, 4/1/30	433,000	454,740
5.38%, 9/21/35	72,000	73,447
6.60%, 4/1/50	262,000	292,255
3.15%, 12/14/51	150,000	99,537
Tampa Electric Co. 4.10%, 6/15/42	287,000	243,771
Targa Resources Corp.
5.50%, 2/15/35	250,000	250,954
4.95%, 4/15/52	235,000	201,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	677,358
Target Corp.
3.38%, 4/15/29	30,000	28,826
7.00%, 1/15/38	250,000	294,342
4.80%, 1/15/53(b)	150,000	138,404

See Notes to Financial Statements.

WisdomTree Trust    187

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
TC PipeLines LP 3.90%, 5/25/27	$97,000	$95,506
TD SYNNEX Corp.
1.75%, 8/9/26	216,000	207,231
2.65%, 8/9/31	203,000	173,520
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	120,150
Teledyne Technologies, Inc. 2.75%, 4/1/31	147,000	130,792
Texas Instruments, Inc.
5.15%, 2/8/54	300,000	291,011
5.05%, 5/18/63	150,000	140,380
Textron, Inc. 3.65%, 3/15/27	203,000	199,007
Thermo Fisher Scientific, Inc. 2.80%, 10/15/41	300,000	217,577
Thomas Jefferson University 3.85%, 11/1/57	177,000	130,417
Time Warner Cable LLC
7.30%, 7/1/38	176,000	186,191
5.88%, 11/15/40	75,000	69,508
5.50%, 9/1/41	370,000	326,692
Timken Co. 4.50%, 12/15/28	206,000	205,352
TJX Cos., Inc. 4.50%, 4/15/50	485,000	436,612
T-Mobile USA, Inc.
3.75%, 4/15/27	365,000	359,300
3.88%, 4/15/30	1,033,000	989,511
2.25%, 11/15/31	500,000	425,435
2.70%, 3/15/32	180,000	155,744
5.05%, 7/15/33	400,000	399,203
5.15%, 4/15/34(b)	500,000	502,585
4.38%, 4/15/40	275,000	245,002
3.00%, 2/15/41	186,000	137,188
4.50%, 4/15/50	380,000	321,905
3.30%, 2/15/51	298,000	203,613
3.40%, 10/15/52	513,000	354,117
6.00%, 6/15/54	500,000	522,980
5.80%, 9/15/62	282,000	283,253
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	45,084
3.80%, 11/1/29	150,000	143,051
Toyota Motor Credit Corp.
4.45%, 5/18/26	450,000	451,074
1.90%, 1/13/27	728,000	696,933
Trane Technologies Financing Ltd.
3.80%, 3/21/29	166,000	160,886
4.50%, 3/21/49	150,000	131,883
Investments in Long Securities	Principal Amount	Value
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	$108,000	$105,354
5.75%, 6/15/43	50,000	51,895
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/48	229,000	197,960
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	199,224
4.00%, 5/30/47	500,000	412,351
Trimble, Inc. 4.90%, 6/15/28	175,000	175,754
Truist Financial Corp.
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(e)	250,000	255,003
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(e)	304,000	292,662
Tucson Electric Power Co. 5.20%, 9/15/34	250,000	251,055
TWDC Enterprises 18 Corp. 2.95%, 6/15/27	250,000	242,850
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	68,905
4.88%, 8/15/34(b)	126,000	122,828
4.55%, 6/2/47	50,000	42,822
5.10%, 9/28/48	289,000	266,339
U.S. Bancorp
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(e)	500,000	510,303
4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(e)	350,000	341,165
Uber Technologies, Inc. 4.80%, 9/15/34	500,000	488,705
UDR, Inc.
2.95%, 9/1/26(b)	86,000	84,007
4.40%, 1/26/29	129,000	127,295
3.20%, 1/15/30	158,000	147,158
3.00%, 8/15/31	105,000	93,913
Union Electric Co. 5.20%, 4/1/34	250,000	252,808
Union Pacific Corp.
6.63%, 2/1/29	358,000	387,554
3.35%, 8/15/46	500,000	372,261
3.25%, 2/5/50	250,000	177,200
2.95%, 3/10/52	125,000	82,064
3.50%, 2/14/53	200,000	146,067
3.84%, 3/20/60	200,000	148,992
4.10%, 9/15/67	107,000	81,847
3.80%, 4/6/71	160,000	113,861

See Notes to Financial Statements.

188    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
United Airlines Pass-Through Trust
4.00%, 4/11/26, Series 2014-1, Class A	$19,423	$19,181
3.75%, 9/3/26, Series 2014-2, Class A	178,183	175,240
3.45%, 7/7/28, Series 2016-1, Class A	18,128	17,016
4.15%, 8/25/31, Series 2019-1, Class AA	30,906	29,450
United Parcel Service, Inc.
3.75%, 11/15/47	130,000	102,060
4.25%, 3/15/49	200,000	168,306
5.05%, 3/3/53	335,000	316,060
5.50%, 5/22/54	250,000	251,738
UnitedHealth Group, Inc.
1.15%, 5/15/26	196,000	188,715
3.38%, 4/15/27	105,000	102,943
3.88%, 12/15/28	129,000	126,238
4.95%, 1/15/32	250,000	251,262
4.63%, 7/15/35	400,000	387,052
3.50%, 8/15/39	600,000	490,665
4.75%, 7/15/45	102,000	92,471
4.20%, 1/15/47	843,000	702,467
5.05%, 4/15/53	500,000	459,527
5.38%, 4/15/54	250,000	241,066
3.88%, 8/15/59	350,000	254,568
6.05%, 2/15/63	100,000	104,468
5.50%, 4/15/64	373,000	359,245
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	260,844
University of Miami 4.06%, 4/1/52, Series 2022	195,000	161,451
Unum Group
5.75%, 8/15/42	122,000	122,505
4.50%, 12/15/49	75,000	61,835
Valero Energy Corp.
2.15%, 9/15/27	154,000	145,058
2.80%, 12/1/31	275,000	240,527
6.63%, 6/15/37	36,000	39,096
4.90%, 3/15/45	115,000	104,629
3.65%, 12/1/51	97,000	67,745
Valmont Industries, Inc. 5.00%, 10/1/44	55,000	51,736
Ventas Realty LP
4.00%, 3/1/28	115,000	112,985
2.50%, 9/1/31	170,000	147,100
5.63%, 7/1/34	250,000	257,424
Verisk Analytics, Inc. 5.50%, 6/15/45	125,000	122,724
Verizon Communications, Inc.
4.13%, 3/16/27	398,000	395,504
4.33%, 9/21/28	141,000	139,997
3.88%, 2/8/29	197,000	192,153
4.02%, 12/3/29	183,000	178,188
3.15%, 3/22/30	109,000	101,450
Investments in Long Securities	Principal Amount	Value
1.68%, 10/30/30	$154,000	$130,774
2.55%, 3/21/31	57,000	50,154
2.36%, 3/15/32	885,000	750,327
5.05%, 5/9/33	250,000	251,975
4.40%, 11/1/34	141,000	133,908
4.78%, 2/15/35(d)	250,000	244,302
5.25%, 3/16/37	360,000	362,140
4.81%, 3/15/39	250,000	236,460
2.65%, 11/20/40	390,000	277,309
3.40%, 3/22/41	236,000	184,839
2.85%, 9/3/41	254,000	182,613
4.13%, 8/15/46	230,000	188,609
4.86%, 8/21/46	100,000	91,925
4.00%, 3/22/50	299,000	235,802
2.88%, 11/20/50	375,000	240,362
3.55%, 3/22/51	516,000	379,187
5.50%, 2/23/54	200,000	198,623
5.01%, 8/21/54	100,000	91,829
2.99%, 10/30/56	763,000	471,577
3.00%, 11/20/60	100,000	60,958
3.70%, 3/22/61	383,000	272,064
Viatris, Inc.
2.70%, 6/22/30	210,000	184,444
3.85%, 6/22/40	71,000	54,236
4.00%, 6/22/50	190,000	130,772
VICI Properties LP
5.75%, 4/1/34(b)	250,000	255,260
6.13%, 4/1/54	250,000	256,428
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	529,424
2.95%, 11/15/51	50,000	31,932
5.70%, 8/15/53	450,000	452,204
Virginia Power Fuel Securitization LLC 4.88%, 5/1/31, Series A-2	735,000	744,168
VMware LLC
3.90%, 8/21/27	162,000	159,086
2.20%, 8/15/31	361,000	307,443
Vontier Corp. 2.95%, 4/1/31	110,000	96,005
Voya Financial, Inc. 4.80%, 6/15/46	52,000	45,690
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,757
4.50%, 6/15/47	80,000	69,279
4.70%, 3/1/48	255,000	227,896
5.70%, 12/1/54	200,000	201,381
Wachovia Corp. 5.50%, 8/1/35	189,000	193,028
Walt Disney Co.
6.65%, 11/15/37	250,000	284,891
3.50%, 5/13/40	250,000	206,108

See Notes to Financial Statements.

WisdomTree Trust    189

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.40%, 10/1/43	$150,000	$150,498
4.75%, 11/15/46	200,000	182,942
4.70%, 3/23/50	250,000	228,782
3.60%, 1/13/51	250,000	189,094
Warnermedia Holdings, Inc.
3.76%, 3/15/27	400,000	390,537
5.05%, 3/15/42	875,000	725,139
5.14%, 3/15/52	568,000	439,605
5.39%, 3/15/62	375,000	287,146
Waste Connections, Inc.
3.50%, 5/1/29	161,000	154,747
2.20%, 1/15/32(b)	231,000	195,247
Waste Management, Inc.
3.15%, 11/15/27	175,000	169,709
1.15%, 3/15/28	14,000	12,746
4.95%, 3/15/35	250,000	250,107
2.95%, 6/1/41	350,000	264,445
WEC Energy Group, Inc. 1.38%, 10/15/27	85,000	78,415
Wells Fargo & Co.
4.30%, 7/22/27	147,000	146,200
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(e)	270,000	257,008
4.15%, 1/24/29	600,000	590,199
5.24%, 1/24/31, (5.244% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.11% thereafter)(e)	500,000	507,852
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(e)	500,000	510,398
5.95%, 12/15/36	132,000	135,662
5.61%, 1/15/44	500,000	494,177
3.90%, 5/1/45	300,000	241,107
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(e)	502,000	463,202
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(e)	500,000	435,050
Wells Fargo Bank NA 6.60%, 1/15/38	500,000	556,191
Welltower OP LLC
4.25%, 4/15/28	70,000	69,321
4.13%, 3/15/29	185,000	181,341
3.10%, 1/15/30	218,000	202,486
2.80%, 6/1/31	130,000	115,690
Western Digital Corp.
2.85%, 2/1/29	93,000	84,895
3.10%, 2/1/32	315,000	269,662
Investments in Long Securities	Principal Amount	Value
Western Midstream Operating LP
4.05%, 2/1/30	$250,000	$238,156
5.45%, 11/15/34	250,000	247,270
5.25%, 2/1/50	220,000	194,738
Western Union Co. 1.35%, 3/15/26	15,000	14,476
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	148,561
Westlake Corp. 3.13%, 8/15/51	150,000	96,585
WestRock MWV LLC 8.20%, 1/15/30	36,000	41,254
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	79,294
7.38%, 3/15/32	327,000	370,088
3.38%, 3/9/33	76,000	67,307
Whirlpool Corp.
2.40%, 5/15/31	205,000	172,293
4.60%, 5/15/50	228,000	175,665
Williams Cos., Inc.
4.90%, 3/15/29	500,000	502,255
2.60%, 3/15/31	130,000	114,092
5.15%, 3/15/34	650,000	644,890
6.30%, 4/15/40	305,000	324,158
5.75%, 6/24/44	43,000	42,987
5.10%, 9/15/45	206,000	189,379
5.80%, 11/15/54	150,000	150,698
Willis North America, Inc.
4.65%, 6/15/27	183,000	183,268
2.95%, 9/15/29	160,000	147,991
5.90%, 3/5/54	250,000	253,045
Wisconsin Electric Power Co. 4.30%, 10/15/48	200,000	171,357
Wisconsin Power & Light Co. 3.00%, 7/1/29	110,000	102,994
WR Berkley Corp.
4.75%, 8/1/44	108,000	97,869
4.00%, 5/12/50	185,000	146,558
WRKCo, Inc.
4.00%, 3/15/28	34,000	33,360
3.00%, 6/15/33	85,000	73,309
WW Grainger, Inc.
4.45%, 9/15/34	285,000	275,075
4.60%, 6/15/45	150,000	137,552
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	151,323
3.40%, 6/1/30	90,000	83,819
2.35%, 11/15/31	85,000	71,664
5.50%, 3/15/34	250,000	252,407
6.50%, 7/1/36	130,000	140,900

See Notes to Financial Statements.

190    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Xylem, Inc. 1.95%, 1/30/28	$95,000	$88,796
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39(b)	153,000	158,508
Zoetis, Inc.
3.00%, 9/12/27	173,000	167,034
3.95%, 9/12/47	100,000	81,202
4.45%, 8/20/48	80,000	69,428
3.00%, 5/15/50	250,000	168,011
Total United States		353,958,640
TOTAL CORPORATE BONDS (Cost: $417,817,899)		406,659,643
FOREIGN GOVERNMENT AGENCIES – 0.2%
Japan – 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	370,000	358,273
2.88%, 7/21/27	250,000	242,392
1.88%, 4/15/31	890,000	771,256
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	241,386
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,746,060)		1,613,307
FOREIGN GOVERNMENT OBLIGATIONS – 2.6%
Canada – 0.0%
Province of Manitoba Canada 4.90%, 5/31/34	250,000	255,428
Chile – 0.1%
Chile Government International Bonds
2.45%, 1/31/31	250,000	218,749
4.95%, 1/5/36	480,000	466,414
3.10%, 5/7/41	367,000	272,798
4.00%, 1/31/52	500,000	389,199
Total Chile		1,347,160
Hungary – 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	173,000	201,178
Indonesia – 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	256,126
2.85%, 2/14/30	550,000	503,185
4.35%, 1/11/48	425,000	365,586
5.35%, 2/11/49	200,000	199,305
4.20%, 10/15/50	220,000	183,658
5.45%, 9/20/52	600,000	595,114
4.45%, 4/15/70	387,000	319,758
Total Indonesia		2,422,732
Investments in Long Securities	Principal Amount	Value
Israel – 0.1%
Israel Government International Bonds 5.75%, 3/12/54	$550,000	$521,820
State of Israel 2.50%, 1/15/30	250,000	221,654
Total Israel		743,474
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	508,900
4.00%, 10/17/49	350,000	262,478
Total Italy		771,378
Mexico – 0.8%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	59,356
3.25%, 4/16/30	572,000	515,111
2.66%, 5/24/31	1,163,000	979,531
4.75%, 4/27/32	380,000	354,779
6.35%, 2/9/35	250,000	252,205
6.00%, 5/7/36	550,000	535,665
6.88%, 5/13/37	1,000,000	1,032,818
6.05%, 1/11/40	102,000	97,252
4.28%, 8/14/41	275,000	211,180
4.75%, 3/8/44	354,000	279,804
5.55%, 1/21/45(b)	750,000	672,559
4.60%, 1/23/46	550,000	417,865
4.50%, 1/31/50	303,000	223,937
4.40%, 2/12/52	290,000	206,505
6.40%, 5/7/54	365,000	342,181
3.77%, 5/24/61	745,000	448,361
5.75%, 10/12/10	210,000	168,507
Total Mexico		6,797,616
Panama – 0.3%
Panama Government International Bonds
8.88%, 9/30/27	280,000	301,983
9.38%, 4/1/29	200,000	222,330
3.30%, 1/19/33	800,000	629,588
6.70%, 1/26/36	235,000	227,461
4.50%, 4/16/50	300,000	197,365
4.30%, 4/29/53	295,000	186,420
4.50%, 4/1/56	525,000	332,994
3.87%, 7/23/60	300,000	167,656
4.50%, 1/19/63	440,000	274,078
Total Panama		2,539,875
Peru – 0.2%
Peru Government International Bonds
8.75%, 11/21/33	196,000	238,510
3.00%, 1/15/34	346,000	287,085
6.55%, 3/14/37	205,000	219,838

See Notes to Financial Statements.

WisdomTree Trust    191

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
3.30%, 3/11/41	$500,000	$375,369
5.63%, 11/18/50	70,000	67,847
5.88%, 8/8/54	615,000	607,702
3.60%, 1/15/72	313,000	200,138
3.23%, 7/28/21	110,000	61,175
Total Peru		2,057,664
Philippines – 0.4%
Philippine Government International Bonds 5.25%, 5/14/34	250,000	251,746
Philippines Government International Bonds
3.00%, 2/1/28	1,170,000	1,117,603
9.50%, 2/2/30	180,000	216,677
6.38%, 1/15/32	160,000	172,515
5.00%, 1/13/37	500,000	490,844
3.70%, 3/1/41	200,000	162,890
3.70%, 2/2/42	455,000	367,770
2.65%, 12/10/45	350,000	228,022
3.20%, 7/6/46	850,000	605,855
Total Philippines		3,613,922
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	325,000	321,215
5.13%, 9/18/34	165,000	164,457
5.50%, 4/4/53	250,000	241,776
Total Poland		727,448
Uruguay – 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	348,152
7.63%, 3/21/36	260,000	308,793
4.13%, 11/20/45	244,000	209,402
5.10%, 6/18/50	415,000	389,377
4.98%, 4/20/55	475,000	430,385
Total Uruguay		1,686,109
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $25,537,082)		23,163,984
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.5%
United States – 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	430,553
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	425,702
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	421,314
3.25%, 7/15/60, Series 2017-BNK6, Class A4	936,320	905,880
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,902,229	1,757,189
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	733,956
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	709,362
BANK5
6.26%, 4/15/56, Series 2023-5YR1, Class A3*(e)	500,000	519,964
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	342,054
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	619,427
Investments in Long Securities	Principal Amount	Value
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(e)	$520,000	$477,495
4.60%, 6/15/55, Series 2022-C16, Class A5*(e)	500,000	490,545
6.80%, 11/15/56, Series 2023-C22, Class A5*(e)	700,000	790,940
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	532,413
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	408,474
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	280,956
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	972,711
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	364,060
4.51%, 5/15/53, Series 2018-B7, Class A4*(e)	625,000	616,009
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	225,981
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	346,315
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	317,162
3.79%, 4/15/55, Series 2022-B34, Class A5*(e)	250,000	228,500
6.54%, 5/15/55, Series 2023-V2, Class AS*(e)	500,000	520,081
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	367,255
6.42%, 1/10/57, Series 2024-V5, Class AM*(e)	325,000	339,748
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	958,179
BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5*(e)	500,000	499,135
5.96%, 9/15/56, Series 2023-C6, Class A5*(e)	500,000	533,339
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	249,394
5.60%, 3/15/57, Series 2024-C8, Class A5*(e)	500,000	522,377
CD Mortgage Trust 3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	504,814
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	598,185
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	482,759
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	450,736
2.69%, 8/10/56, Series 2019-GC41, Class A2	116,426	114,113
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	229,616
COMM Mortgage Trust 2.87%, 8/15/57, Series 2019-GC44, Class ASB	473,679	454,104
CSAIL Commercial Mortgage Trust 4.22%, 8/15/51, Series 2018-CX12, Class A4*(e)	779,577	762,915
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.57%, 7/25/26, Series K057, Class A2	650,000	636,170
3.41%, 12/25/26, Series K062, Class A2	500,000	491,989
3.43%, 1/25/27, Series K063, Class A2*(e)	350,000	344,493
3.12%, 6/25/27, Series K066, Class A2	750,000	731,491
3.19%, 7/25/27, Series K067, Class A2	200,000	195,004
3.19%, 9/25/27, Series K069, Class A2*(e)	617,680	601,391
1.20%, 12/25/27, Series K741, Class AM	275,000	251,851
1.60%, 12/25/27, Series K741, Class A2	500,000	465,475
3.35%, 1/25/28, Series K073, Class A2	750,000	731,149
4.82%, 6/25/28, Series K505, Class A2	600,000	607,977
3.93%, 7/25/28, Series K080, Class A2*(e)	400,000	395,166
4.86%, 10/25/28, Series K511, Class A2	750,000	761,399

See Notes to Financial Statements.

192    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
5.36%, 1/25/29, Series K517, Class A2*(e)	$1,500,000	$1,549,478
2.12%, 3/25/29, Series K749, Class A2*(e)	350,000	322,935
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,883,016
3.00%, 9/25/29, Series K750, Class A2	260,000	246,752
1.23%, 10/25/29, Series K107, Class A1	305,650	286,528
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,802,505
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,288,466
1.55%, 10/25/30, Series K121, Class A2	500,000	429,783
1.66%, 12/25/30, Series K124, Class A2	340,000	292,885
3.90%, 12/25/30, Series K158, Class A2*(e)	1,500,000	1,462,708
2.11%, 1/25/31, Series K127, Class A2	1,000,000	882,191
2.13%, 11/25/31, Series K136, Class A2	1,000,000	867,783
2.58%, 5/25/32, Series K145, Class A2	700,000	619,349
2.92%, 6/25/32, Series K146, Class A2	500,000	452,320
3.46%, 11/25/32, Series K154, Class A3*(e)	600,000	560,829
4.50%, 7/25/33, Series K159, Class A2*(e)	1,000,000	998,081
4.90%, 10/25/33, Series K-161, Class A2	300,000	307,584
5.15%, 12/25/33, Series K-162, Class A2	600,000	625,898
5.00%, 5/25/34, Series K-164, Class A2	400,000	413,123
4.49%, 9/25/34, Series K-165, Class A2	200,000	198,922
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,399,255	1,350,450
2.89%, 6/25/29, Series 2019-M12, Class A2*(e)	324,736	307,908
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,292,252
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	128,188
1.47%, 11/25/30, Series 2021-M1G, Class A2*(e)	1,000,000	851,939
1.25%, 1/25/31, Series 2021-M3G, Class A2*(e)	260,000	218,664
3.61%, 2/25/31, Series 2019-M4, Class A2	1,815,091	1,737,857
1.71%, 11/25/31, Series 2022-M3, Class A2*(e)	1,000,000	840,290
1.94%, 1/25/32, Series 2022-M10, Class A2*(e)	1,000,000	852,113
2.59%, 6/25/32, Series 2022-M13, Class A2*(e)	400,000	354,075
4.50%, 4/25/33, Series 2023-M1S, Class A2*(e)	100,000	99,627
2.94%, 7/25/39, Series 2016-M11, Class AL	139,411	127,189
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(e)	750,000	733,172
2.90%, 2/13/53, Series 2020-GC45, Class A2	249,082	242,826
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	730,766
JP Morgan Chase Commercial Mortgage Securities Trust 3.65%, 12/15/49, Series 2016-JP4, Class A4*(e)	132,000	128,789
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	484,198
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	977,204
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	389,827
UBS Commercial Mortgage Trust 3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	975,889
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	511,485
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	823,574
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	481,293
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	315,522
Investments in Long Securities	Principal Amount	Value
3.58%, 6/15/52, Series 2019-C51, Class AS	$750,000	$688,451
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	138,798
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	348,786
4.00%, 4/15/55, Series 2022-C62, Class A4*(e)	100,000	93,978
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $58,910,935)		58,433,513
MUNICIPAL BONDS – 0.2%
United States – 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series A	469,275	525,143
Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	118,991
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	251,000	281,760
New Jersey Turnpike Authority 7.41%, 1/1/40, Series F	500,000	602,115
Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	90,000	87,715
San Jose Redevelopment Successor Agency 3.38%, 8/1/34, Series A-T	60,000	55,024
State of Illinois 6.63%, 2/1/35, Series 1	76,923	81,308
University of California 4.86%, 5/15/12, Series AD	56,000	49,413
TOTAL MUNICIPAL BONDS (Cost: $1,892,965)		1,801,469
ASSET-BACKED SECURITIES – 4.8%
United States – 4.8%
Ally Auto Receivables Trust 5.07%, 10/16/28, Series 2022-3, Class A4	500,000	503,133
American Express Credit Account Master Trust
4.87%, 5/15/28, Series 2023-1, Class A	500,000	503,212
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,019,425
4.80%, 5/15/30, Series 2023-2, Class A	1,400,000	1,422,010
5.24%, 4/15/31, Series 2024-2, Class A	540,000	558,479
AmeriCredit Automobile Receivables Trust 5.84%, 7/18/29, Series 2023-2, Class B	500,000	512,069
BA Credit Card Trust
4.79%, 5/15/28, Series 2023-A1, Class A1	700,000	703,815
4.98%, 11/15/28, Series 2023-A2, Class A2	600,000	606,674
BMW Vehicle Lease Trust 5.98%, 2/25/27, Series 2023-2, Class A4	440,000	446,048
Bridgecrest Lending Auto Securitization Trust 5.83%, 5/15/30, Series 2024-3, Class D	500,000	508,828
Capital One Multi-Asset Execution Trust
4.42%, 5/15/28, Series 2023-A1, Class A	800,000	800,832
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	677,949
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	908,514

See Notes to Financial Statements.

WisdomTree Trust    193

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
Investments in Long Securities	Principal Amount	Value
Capital One Prime Auto Receivables Trust 4.76%, 8/15/28, Series 2023-1, Class A4	$550,000	$553,450
CarMax Auto Owner Trust
6.00%, 7/17/28, Series 2023-4, Class A3	1,100,000	1,118,410
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	251,714
5.50%, 1/16/29, Series 2024-2, Class A3	800,000	812,694
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	275,000	278,507
4.62%, 1/16/29, Series 2024-A1, Class A	1,000,000	1,005,989
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	307,637
4.63%, 1/15/31, Series 2024-A2, Class A	700,000	707,871
CNH Equipment Trust 0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	979,344
Discover Card Execution Note Trust 4.31%, 3/15/28, Series 2023-A1, Class A	500,000	499,919
Drive Auto Receivables Trust 5.31%, 1/16/29, Series 2024-1, Class B	150,000	151,053
Exeter Automobile Receivables Trust 5.57%, 9/15/28, Series 2024-3A, Class B	500,000	505,079
Ford Credit Auto Owner Trust
5.30%, 3/15/28, Series 2022-D, Class A4	550,000	556,268
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	746,098
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	508,250
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	496,275
GM Financial Automobile Leasing Trust 5.39%, 7/20/27, Series 2024-2, Class A3	1,500,000	1,516,003
GM Financial Consumer Automobile Receivables Trust 4.85%, 12/18/28, Series 2024-1, Class A3	2,050,000	2,061,223
Harley-Davidson Motorcycle Trust 5.29%, 12/15/31, Series 2024-A, Class A4	500,000	511,611
Honda Auto Receivables Owner Trust
3.76%, 12/18/28, Series 2022-2, Class A4	926,000	920,557
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,019,447
Hyundai Auto Receivables Trust
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,014,203
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,014,655
John Deere Owner Trust
5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	1,006,717
4.96%, 11/15/28, Series 2024-A, Class A3	100,000	100,915
Mercedes-Benz Auto Receivables Trust
5.95%, 11/15/28, Series 2023-2, Class A3	650,000	661,203
4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,010,746
Nissan Auto Lease Trust
4.91%, 4/15/27, Series 2024-A, Class A3	340,000	341,675
4.60%, 11/15/27, Series 2025-A, Class A2A	1,162,000	1,164,193
Nissan Auto Receivables Owner Trust
5.28%, 12/15/28, Series 2024-A, Class A3	500,000	506,518
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	509,684
Investments in Long Securities	Principal Amount	Value
Santander Drive Auto Receivables Trust
5.23%, 12/15/28, Series 2024-1, Class B	$1,000,000	$1,006,747
5.77%, 12/15/28, Series 2023-4, Class B	292,000	295,654
3.76%, 7/16/29, Series 2022-2, Class C	500,000	495,656
Synchrony Card Funding LLC 5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,012,370
Toyota Auto Receivables Owner Trust
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	271,443
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	400,937
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,255,123
Verizon Master Trust
3.67%, 1/22/29, Series 2022-6, Class A	1,400,000	1,395,184
4.49%, 1/22/29, Series 2023-1, Class A	925,000	925,439
4.17%, 8/20/30, Series 2024-6, Class A1A	750,000	746,992
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	180,000	181,076
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	256,631
WF Card Issuance Trust 4.94%, 2/15/29, Series 2024-A1, Class A	1,000,000	1,012,678
World Financial Network Credit Card Master Note Trust 4.62%, 5/15/31, Series 2024-B, Class A	250,000	251,097
World Omni Auto Receivables Trust
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	341,379
5.27%, 9/17/29, Series 2024-B, Class A3	1,000,000	1,013,567
World Omni Automobile Lease Securitization Trust 5.25%, 9/17/29, Series 2024-A, Class A4	400,000	405,489
TOTAL ASSET-BACKED SECURITIES (Cost: $43,187,608)		43,276,358
REPURCHASE AGREEMENT – 2.1%
United States – 2.1%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.36% due 3/3/25; Proceeds at maturity – $19,076,929 (fully collateralized by U.S. Treasury Note, 4.00% due 2/15/34; Market value including accrued interest – $19,451,413) (Cost: $19,070,000)	19,070,000	19,070,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(f) (Cost: $10,740,601)	10,740,601	10,740,601
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 102.7% (Cost: $943,582,300)		920,212,822

See Notes to Financial Statements.

194    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) February 28, 2025
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.4)%
Government National Mortgage Association – 0.0%
4.00%, 4/15/54	$(300,000)	$(282,810)
Uniform Mortgage-Backed Securities – (0.4)%
2.00%, 3/1/40(c)	(375,000)	(338,826)
2.50%, 3/1/40(c)	(625,000)	(578,657)
3.00%, 3/1/40(c)	(275,000)	(260,427)
4.00%, 3/1/40(c)	(75,000)	(73,127)
1.50%, 4/15/54(c)	(25,000)	(19,054)
2.00%, 4/15/54(c)	(150,000)	(120,245)
3.50%, 4/15/54(c)	(50,000)	(45,352)
2.00%, 3/1/55(c)	(925,000)	(741,075)
2.50%, 3/1/55(c)	(450,000)	(376,545)
3.00%, 3/1/55(c)	(525,000)	(457,869)
2.50%, 4/1/55(c)	(100,000)	(83,698)
3.00%, 4/1/55(c)	(50,000)	(43,621)
TOTAL TBA SALE COMMITMENTS (Proceeds: $3,359,851)		(3,421,306)
Other Liabilities less Assets – (2.3)%		(20,213,209)
NET ASSETS – 100.0%		$896,578,307

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)   Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2025.

(b)  Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,793,469 and the total market value of the collateral held by the Fund was $14,204,360. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,463,759.

(c)   To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(d)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)   Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(f)   Rate shown represents annualized 7-day yield as of February 28, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$140,545,111	$—	$140,545,111
U.S. Government Obligations	—	214,908,836	—	214,908,836
Corporate Bonds	—	406,659,643	—	406,659,643
Foreign Government Agencies	—	1,613,307	—	1,613,307
Foreign Government Obligations	—	23,163,984	—	23,163,984
Commercial Mortgage-Backed Securities	—	58,433,513	—	58,433,513
Municipal Bonds	—	1,801,469	—	1,801,469
Asset-Backed Securities	—	43,276,358	—	43,276,358
Repurchase Agreement	—	19,070,000	—	19,070,000
Investment of Cash Collateral for Securities Loaned	—	10,740,601	—	10,740,601
Total Investments in Securities	$—	$920,212,822	$—	$920,212,822
Financial Derivative Instruments
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(3,421,306)	$—	$(3,421,306)
Total – Net	$—	$916,791,516	$—	$916,791,516

See Notes to Financial Statements.

WisdomTree Trust    195

Schedule of Investments (unaudited) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 4.2%
Federal Agricultural Mortgage Corp. – 0.5%
3.88%, 9/3/26	$200,000	$199,127
Federal Farm Credit Bank – 0.5%
2.20%, 2/23/27	200,000	192,411
Federal Home Loan Bank – 0.5%
1.50%, 6/9/26(a)	100,000	96,544
3.00%, 9/11/26	25,000	24,613
0.92%, 2/26/27	20,000	18,765
2.00%, 12/14/29	30,000	27,356
4.75%, 3/14/31	35,000	35,881
Total Federal Home Loan Bank		203,159
Federal Home Loan Mortgage Corp. – 1.1%
0.38%, 9/23/25	138,000	135,047
6.75%, 9/15/29	220,000	244,774
5.00%, 12/13/29	100,000	99,988
Total Federal Home Loan Mortgage Corp.		479,809
Federal National Mortgage Association – 0.9%
6.25%, 5/15/29	360,000	391,030
Uniform Mortgage-Backed Securities – 0.7%
1.50%, 3/1/40(b)	90,000	79,111
2.00%, 3/1/40(b)	138,000	124,688
2.50%, 3/1/40(b)	61,000	56,477
3.00%, 3/1/40(b)	32,000	30,304
5.00%, 3/1/40(b)	30,000	30,166
Total Uniform Mortgage-Backed Securities		320,746
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,774,821)		1,786,282
U.S. GOVERNMENT OBLIGATIONS – 31.4%
U.S. Treasury Bills – 2.5%
4.33%, 3/6/25*	800,000	799,719
4.31%, 3/25/25*	275,000	274,290
Total U.S. Treasury Bills		1,074,009
U.S. Treasury Notes – 28.9%
0.25%, 5/31/25	1,926,500	1,907,875
4.88%, 11/30/25	128,500	129,115
0.38%, 1/31/26	50,000	48,311
0.75%, 4/30/26	306,000	294,519
0.75%, 5/31/26	940,000	902,473
0.63%, 7/31/26	500,700	477,474
4.13%, 10/31/26	300,000	300,516
4.25%, 12/31/26	494,600	496,716
4.13%, 1/31/27	960,000	962,137
2.75%, 4/30/27	61,500	59,948
0.50%, 5/31/27	2,315,000	2,143,455
2.75%, 7/31/27	137,500	133,654
3.88%, 10/15/27	150,000	149,637
4.00%, 12/15/27	1,515,500	1,516,921
Investments	Principal Amount	Value
3.50%, 1/31/28	$51,100	$50,443
4.25%, 2/15/28	2,727,000	2,748,624
3.75%, 12/31/28	500	496
4.25%, 1/31/30	43,800	44,262
Total U.S. Treasury Notes		12,366,576
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $13,326,115)		13,440,585
CORPORATE BONDS – 44.9%
Australia – 0.1%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	8,000	8,077
5.10%, 9/8/28	14,000	14,264
Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	5,000	5,404
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5 - year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	15,000	14,875
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,677
Total Australia		50,297
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	10,000	9,912
4.75%, 1/23/29	40,000	40,376
Total Belgium		50,288
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	5,000	4,765
Brazil – 0.0%
Suzano Austria GmbH 2.50%, 9/15/28	13,000	11,862
Canada – 1.7%
Algonquin Power & Utilities Corp. 5.37%, 6/15/26(a)	15,000	15,102
Bank of Montreal
1.85%, 5/1/25	1,000	996
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	110,000	106,563
Bank of Nova Scotia
1.05%, 3/2/26	40,000	38,713
1.35%, 6/24/26	5,000	4,810
2.70%, 8/3/26	10,000	9,765
1.30%, 9/15/26	10,000	9,543
5.35%, 12/7/26	10,000	10,154
1.95%, 2/2/27	5,000	4,784
5.25%, 6/12/28	5,000	5,112
See Notes to Financial Statements.

196    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Brookfield Finance, Inc.
4.25%, 6/2/26	$5,000	$4,987
3.90%, 1/25/28	10,000	9,824
4.85%, 3/29/29	10,000	10,044
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	20,000	19,209
5.62%, 7/17/26	15,000	15,229
5.93%, 10/2/26	5,000	5,111
5.26%, 4/8/29	17,000	17,351
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)	6,000	5,957
Canadian National Railway Co. 2.75%, 3/1/26	5,000	4,922
Canadian Natural Resources Ltd.
3.85%, 6/1/27	16,000	15,743
5.00%, 12/15/29(c)	6,000	6,000
Canadian Pacific Railway Co.
1.75%, 12/2/26	12,000	11,444
2.88%, 11/15/29	7,000	6,511
Cenovus Energy, Inc. 4.25%, 4/15/27	5,000	4,956
CGI, Inc. 1.45%, 9/14/26	5,000	4,775
Emera U.S. Finance LP 3.55%, 6/15/26	8,000	7,881
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,775
5.90%, 11/15/26	10,000	10,208
4.25%, 12/1/26	10,000	9,949
3.70%, 7/15/27	24,000	23,539
3.13%, 11/15/29	4,000	3,721
Fortis, Inc. 3.06%, 10/4/26	15,000	14,633
Kinross Gold Corp. 4.50%, 7/15/27	6,000	5,966
Magna International, Inc.
4.15%, 10/1/25	5,000	4,987
5.05%, 3/14/29	5,000	5,049
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,971
2.48%, 5/19/27	5,000	4,795
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,810
Nutrien Ltd.
4.00%, 12/15/26	5,000	4,952
4.90%, 3/27/28	9,000	9,084
4.20%, 4/1/29	6,000	5,886
Investments	Principal Amount	Value
Rogers Communications, Inc.
3.63%, 12/15/25	$10,000	$9,926
2.90%, 11/15/26	5,000	4,861
3.20%, 3/15/27	15,000	14,563
Royal Bank of Canada
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(a)	6,000	5,984
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	65,000	65,412
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27(c)	9,000	9,009
5.03%, 10/1/29(c)	7,000	6,956
TELUS Corp.
2.80%, 2/16/27	7,000	6,763
3.70%, 9/15/27	5,000	4,896
Thomson Reuters Corp. 3.35%, 5/15/26	5,000	4,936
Toronto-Dominion Bank
4.69%, 9/15/27	75,000	75,495
5.16%, 1/10/28	25,000	25,425
TransCanada PipeLines Ltd. 4.25%, 5/15/28	9,000	8,883
Total Canada		725,920
Chile – 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,914
China – 0.8%
Baidu, Inc. 1.72%, 4/9/26	200,000	194,078
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27	14,000	13,957
4.30%, 6/18/29	14,000	13,723
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	108,829
Total China		330,587
Finland – 0.0%
Nokia OYJ 4.38%, 6/12/27	6,000	5,940
France – 0.0%
TotalEnergies Capital International SA 3.46%, 2/19/29	18,000	17,391
Germany – 0.5%
Deutsche Bank AG 4.10%, 1/13/26	218,000	216,888
Ireland – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 1/30/26	300,000	292,713

See Notes to Financial Statements.

WisdomTree Trust    197

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Japan – 1.2%
Honda Motor Co. Ltd. 2.53%, 3/10/27	$10,000	$9,636
Mitsubishi UFJ Financial Group, Inc. 3.74%, 3/7/29	75,000	72,879
Mizuho Financial Group, Inc. 3.66%, 2/28/27(d)	200,000	197,013
ORIX Corp.
5.00%, 9/13/27(d)	5,000	5,057
4.65%, 9/10/29	10,000	9,994
Sumitomo Mitsui Financial Group, Inc. 3.54%, 1/17/28	140,000	136,533
Toyota Motor Corp. 2.76%, 7/2/29	82,000	76,988
Total Japan		508,100
Luxembourg – 0.1%
ArcelorMittal SA
6.55%, 11/29/27	9,000	9,414
4.25%, 7/16/29	12,000	11,791
Total Luxembourg		21,205
Mexico – 0.0%
Southern Copper Corp. 3.88%, 4/23/25	6,000	5,987
Netherlands – 0.5%
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	200,000	194,040
Spain – 0.2%
Banco Santander SA 4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	99,848
Switzerland – 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/28	5,000	4,924
UBS AG 1.25%, 8/7/26	135,000	129,179
Total Switzerland		134,103
United Kingdom – 3.1%
Astrazeneca Finance LLC 1.20%, 5/28/26	135,000	130,155
Barclays PLC 5.50%, 8/9/28, (5.501% fixed rate until 8/9/27; 1-year Constant Maturity Treasury Rate + 2.65% thereafter)(a)	247,000	251,147
BAT Capital Corp.
3.56%, 8/15/27	48,000	46,838
3.46%, 9/6/29	27,000	25,586
Investments	Principal Amount	Value
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	$20,000	$19,193
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	12,000	11,836
HSBC Holdings PLC 5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	204,439
Lloyds Banking Group PLC 1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(a)	200,000	192,950
NatWest Group PLC 1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	192,558
RELX Capital, Inc. 4.00%, 3/18/29	4,000	3,905
Santander U.K. Group Holdings PLC 2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	134,926
Smith & Nephew PLC 5.15%, 3/20/27	5,000	5,048
Unilever Capital Corp. 2.90%, 5/5/27	100,000	97,217
Total United Kingdom		1,315,798
United States – 35.6%
3M Co.
2.25%, 9/19/26	5,000	4,839
2.88%, 10/15/27	5,000	4,815
3.63%, 9/14/28	5,000	4,886
3.38%, 3/1/29	5,000	4,799
2.38%, 8/26/29	13,000	11,868
AbbVie, Inc.
2.95%, 11/21/26	8,000	7,819
4.80%, 3/15/27	15,000	15,126
4.80%, 3/15/29	28,000	28,302
3.20%, 11/21/29	74,000	69,729
Adobe, Inc.
4.75%, 1/17/28	44,000	44,648
4.80%, 4/4/29	7,000	7,121
AEP Texas, Inc. 5.45%, 5/15/29	45,000	46,169
AES Corp. 5.45%, 6/1/28	6,000	6,106
Aflac, Inc.
1.13%, 3/15/26	5,000	4,831
2.88%, 10/15/26	5,000	4,879
AGCO Corp. 5.45%, 3/21/27	5,000	5,070

See Notes to Financial Statements.

198    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Agilent Technologies, Inc.
4.20%, 9/9/27	$6,000	$5,960
2.75%, 9/15/29	7,000	6,459
Air Lease Corp.
5.30%, 2/1/28	5,000	5,088
5.10%, 3/1/29	18,000	18,235
3.25%, 10/1/29	22,000	20,580
Air Products & Chemicals, Inc.
1.85%, 5/15/27	2,000	1,899
4.60%, 2/8/29	6,000	6,047
Aircastle Ltd. 4.25%, 6/15/26	10,000	9,933
Albemarle Corp. 4.65%, 6/1/27	8,000	7,949
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	5,000	4,989
4.30%, 1/15/26	5,000	4,987
3.80%, 4/15/26	5,000	4,959
3.95%, 1/15/27	5,000	4,948
Allegion PLC 3.50%, 10/1/29	4,000	3,799
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/27	11,000	10,705
Allstate Corp.
0.75%, 12/15/25	5,000	4,849
3.28%, 12/15/26	12,000	11,758
Ally Financial, Inc.
2.20%, 11/2/28	21,000	19,083
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	15,000	15,772
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,298
4.80%, 2/14/29	14,000	14,035
Amcor Finance USA, Inc. 3.63%, 4/28/26	14,000	13,839
Amcor Group Finance PLC 5.45%, 5/23/29	6,000	6,128
Ameren Corp.
3.65%, 2/15/26	5,000	4,954
5.70%, 12/1/26	5,000	5,086
1.95%, 3/15/27	16,000	15,208
Ameren Illinois Co. 3.80%, 5/15/28	5,000	4,907
American Airlines Pass-Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	18,889	18,253
3.65%, 2/15/29, Series 2017-1, Class AA	3,075	2,931
3.35%, 10/15/29, Series 2017-2, Class AA	14,261	13,496
American Electric Power Co., Inc. 7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	3,000	3,083
Investments	Principal Amount	Value
American Express Co.
3.13%, 5/20/26	$2,000	$1,971
2.55%, 3/4/27	3,000	2,894
3.30%, 5/3/27	15,000	14,654
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)(d)	33,000	34,028
5.09%, 1/30/31, (5.085% fixed rate until 1/30/30; Secured Overnight Financing Index + 1.02% thereafter)(a)	22,000	22,283
American Honda Finance Corp.
1.30%, 9/9/26(d)	5,000	4,774
2.30%, 9/9/26	5,000	4,847
2.35%, 1/8/27	5,000	4,815
4.90%, 3/12/27	15,000	15,122
4.70%, 1/12/28	28,000	28,216
3.50%, 2/15/28	5,000	4,865
2.00%, 3/24/28	5,000	4,643
5.13%, 7/7/28	5,000	5,093
American National Group, Inc. 5.00%, 6/15/27	6,000	5,998
American Tower Corp.
2.75%, 1/15/27	41,000	39,662
3.65%, 3/15/27	7,000	6,871
3.55%, 7/15/27	8,000	7,810
3.60%, 1/15/28	2,000	1,947
1.50%, 1/31/28	2,000	1,835
5.50%, 3/15/28	2,000	2,047
5.25%, 7/15/28	23,000	23,428
5.80%, 11/15/28(d)	2,000	2,074
5.20%, 2/15/29	2,000	2,030
3.95%, 3/15/29	2,000	1,941
3.80%, 8/15/29	25,000	24,008
American Water Capital Corp.
2.95%, 9/1/27	14,000	13,499
3.45%, 6/1/29	7,000	6,686
Ameriprise Financial, Inc. 2.88%, 9/15/26	5,000	4,893
Amgen, Inc.
2.20%, 2/21/27	69,000	66,080
3.20%, 11/2/27	3,000	2,905
5.15%, 3/2/28	11,000	11,182
1.65%, 8/15/28	3,000	2,732
3.00%, 2/22/29	2,000	1,889
4.05%, 8/18/29	23,000	22,424
Amphenol Corp.
5.05%, 4/5/27	5,000	5,063
5.05%, 4/5/29	7,000	7,137
4.35%, 6/1/29	9,000	8,931
Analog Devices, Inc.
2.95%, 4/1/25	5,000	4,992
3.50%, 12/5/26	10,000	9,855
3.45%, 6/15/27	5,000	4,906

See Notes to Financial Statements.

WisdomTree Trust    199

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Aon Corp. 3.75%, 5/2/29	$11,000	$10,627
Aon North America, Inc.
5.13%, 3/1/27	10,000	10,109
5.15%, 3/1/29	10,000	10,175
Apollo Debt Solutions BDC 6.90%, 4/13/29(c)	4,000	4,195
Applied Materials, Inc. 3.30%, 4/1/27	10,000	9,804
AppLovin Corp. 5.13%, 12/1/29	4,000	4,037
Aptiv Swiss Holdings Ltd. 4.35%, 3/15/29	6,000	5,902
Arch Capital Finance LLC 4.01%, 12/15/26	5,000	4,967
Archer-Daniels-Midland Co. 2.50%, 8/11/26	10,000	9,742
Ares Capital Corp.
7.00%, 1/15/27	10,000	10,352
2.88%, 6/15/27	8,000	7,655
5.95%, 7/15/29	20,000	20,479
Ares Strategic Income Fund 6.35%, 8/15/29(c)	5,000	5,141
Arizona Public Service Co. 2.60%, 8/15/29	4,000	3,666
Arrow Electronics, Inc. 5.15%, 8/21/29(d)	8,000	8,053
Arthur J Gallagher & Co.
4.60%, 12/15/27	13,000	13,018
4.85%, 12/15/29	8,000	8,036
AT&T, Inc. 4.35%, 3/1/29	82,000	81,250
Atmos Energy Corp. 3.00%, 6/15/27	5,000	4,855
Autodesk, Inc. 3.50%, 6/15/27	6,000	5,866
AutoNation, Inc. 1.95%, 8/1/28	4,000	3,625
AutoZone, Inc.
3.13%, 4/21/26	19,000	18,717
5.10%, 7/15/29	17,000	17,257
AvalonBay Communities, Inc. 3.30%, 6/1/29	10,000	9,500
Avnet, Inc.
4.63%, 4/15/26	5,000	4,993
6.25%, 3/15/28	6,000	6,222
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,779
2.55%, 10/13/26	5,000	4,803
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,804
3.34%, 12/15/27	11,000	10,715
Investments	Principal Amount	Value
Baltimore Gas & Electric Co. 2.40%, 8/15/26	$5,000	$4,865
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	11,000	10,582
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,849
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	43,860
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	124,625
4.98%, 1/24/29, (4.979% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.83% thereafter)(a)	106,000	106,951
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	64,514
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,565
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	42,342
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,789
3.30%, 8/23/29	6,000	5,661
Barings BDC, Inc. 7.00%, 2/15/29	5,000	5,206
Baxter International, Inc.
1.92%, 2/1/27	25,000	23,791
2.27%, 12/1/28(d)	15,000	13,770
Becton Dickinson & Co.
4.69%, 2/13/28	6,000	6,027
5.08%, 6/7/29	18,000	18,284
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	16,000	15,415
Berry Global, Inc. 1.57%, 1/15/26	34,000	33,104
BGC Group, Inc. 6.60%, 6/10/29	3,000	3,101
Biogen, Inc. 4.05%, 9/15/25	20,000	19,940
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,863
Black Hills Corp.
3.95%, 1/15/26	5,000	4,969
3.15%, 1/15/27	15,000	14,605
BlackRock TCP Capital Corp. 6.95%, 5/30/29	5,000	5,219
See Notes to Financial Statements.

200    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Blackstone Private Credit Fund
3.25%, 3/15/27	$23,000	$22,182
5.60%, 11/22/29(c)	20,000	20,016
Blackstone Secured Lending Fund 2.85%, 9/30/28	18,000	16,562
Blue Owl Capital Corp.
3.40%, 7/15/26	10,000	9,753
2.63%, 1/15/27	5,000	4,760
5.95%, 3/15/29	13,000	13,155
Blue Owl Credit Income Corp.
3.13%, 9/23/26	5,000	4,841
4.70%, 2/8/27	5,000	4,954
7.95%, 6/13/28	12,000	12,846
6.60%, 9/15/29(c)	8,000	8,214
Blue Owl Technology Finance Corp. 6.10%, 3/15/28(c)	7,000	7,053
BNSF Funding Trust I 6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.35% thereafter)(a)	5,000	5,031
Boardwalk Pipelines LP
5.95%, 6/1/26	5,000	5,065
4.80%, 5/3/29	5,000	5,014
Boeing Co.
2.75%, 2/1/26	144,000	141,273
6.26%, 5/1/27	40,000	41,103
3.20%, 3/1/29	29,000	27,151
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,913
3.55%, 3/15/28	5,000	4,882
BorgWarner, Inc. 2.65%, 7/1/27	15,000	14,341
Boston Properties LP
6.75%, 12/1/27	5,000	5,233
3.40%, 6/21/29	22,000	20,573
BP Capital Markets America, Inc.
3.12%, 5/4/26	10,000	9,862
3.02%, 1/16/27	10,000	9,758
3.54%, 4/6/27	5,000	4,914
3.59%, 4/14/27	5,000	4,920
3.94%, 9/21/28	10,000	9,818
4.23%, 11/6/28	15,000	14,853
4.70%, 4/10/29	21,000	21,110
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,727
3.72%, 11/28/28	5,000	4,865
Brighthouse Financial, Inc. 3.70%, 6/22/27	10,000	9,776
Bristol-Myers Squibb Co.
1.13%, 11/13/27	62,000	57,140
4.90%, 2/22/29	29,000	29,445
3.40%, 7/26/29	14,000	13,394
Investments	Principal Amount	Value
Brixmor Operating Partnership LP
4.13%, 6/15/26	$17,000	$16,883
4.13%, 5/15/29	8,000	7,778
Broadcom, Inc. 5.05%, 7/12/29	55,000	55,721
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	5,000	4,921
2.90%, 12/1/29	3,000	2,762
Bunge Ltd. Finance Corp.
4.10%, 1/7/28	9,000	8,895
4.20%, 9/17/29	11,000	10,794
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	5,000	4,992
7.00%, 12/15/25	5,000	5,097
3.25%, 6/15/27	5,000	4,890
Cadence Design Systems, Inc. 4.30%, 9/10/29	9,000	8,895
Camden Property Trust
5.85%, 11/3/26	5,000	5,111
4.10%, 10/15/28	5,000	4,920
3.15%, 7/1/29	3,000	2,829
Campbell Soup Co.
5.20%, 3/19/27	9,000	9,124
5.20%, 3/21/29(d)	9,000	9,151
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	32,000	30,511
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	19,000	19,801
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	55,000	56,051
Cardinal Health, Inc. 5.00%, 11/15/29	20,000	20,160
Carlisle Cos., Inc. 3.75%, 12/1/27	7,000	6,837
Carrier Global Corp. 2.49%, 2/15/27	19,000	18,295
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	47,744
1.70%, 1/8/27	37,000	35,317
Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,936
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,004
5.50%, 4/1/29	5,000	5,128
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,649
3.28%, 12/1/28	7,000	6,619

See Notes to Financial Statements.

WisdomTree Trust    201

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Celanese U.S. Holdings LLC
1.40%, 8/5/26	$5,000	$4,738
6.42%, 7/15/27	49,000	50,238
Cencora, Inc. 4.63%, 12/15/27	28,000	28,049
Centene Corp.
4.25%, 12/15/27	31,000	30,207
2.45%, 7/15/28	24,000	21,904
4.63%, 12/15/29	11,000	10,563
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,861
3.00%, 2/1/27, Series AA	5,000	4,873
5.20%, 10/1/28	5,000	5,110
CenterPoint Energy Resources Corp. 5.25%, 3/1/28	5,000	5,091
CenterPoint Energy, Inc.
1.45%, 6/1/26	17,000	16,378
5.40%, 6/1/29	4,000	4,096
Charles Schwab Corp.
3.63%, 4/1/25	5,000	4,996
3.85%, 5/21/25	5,000	4,993
3.45%, 2/13/26	5,000	4,953
0.90%, 3/11/26	10,000	9,643
1.15%, 5/13/26	9,000	8,666
5.88%, 8/24/26	10,000	10,192
3.20%, 3/2/27	5,000	4,890
2.45%, 3/3/27	15,000	14,438
3.30%, 4/1/27	5,000	4,892
3.20%, 1/25/28	5,000	4,837
2.00%, 3/20/28	10,000	9,306
4.00%, 2/1/29	5,000	4,906
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,293
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)(d)	10,000	10,539
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	20,000	20,413
2.25%, 1/15/29	31,000	27,839
6.10%, 6/1/29	4,000	4,130
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	15,000	15,132
3.70%, 11/15/29	4,000	3,806
Cheniere Energy Partners LP 4.50%, 10/1/29	5,000	4,906
Cheniere Energy, Inc. 4.63%, 10/15/28	6,000	5,929
Chubb INA Holdings LLC
3.35%, 5/3/26	15,000	14,829
4.65%, 8/15/29(d)	3,000	3,017
Investments	Principal Amount	Value
Church & Dwight Co., Inc. 3.15%, 8/1/27	$5,000	$4,870
Cigna Group
4.50%, 2/25/26	15,000	14,989
1.25%, 3/15/26	16,000	15,470
5.69%, 3/15/26	65,000	65,013
5.00%, 5/15/29	25,000	25,323
Cincinnati Financial Corp. 6.92%, 5/15/28	5,000	5,363
Cintas Corp. No. 2
3.45%, 5/1/25	5,000	4,990
3.70%, 4/1/27	10,000	9,863
Cisco Systems, Inc.
4.80%, 2/26/27	10,000	10,107
4.85%, 2/26/29	30,000	30,436
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(a)	25,000	24,024
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	63,000	61,115
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	85,000	84,994
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,514
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,245
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	147,000	144,871
5.59%, 11/19/34, (5.592% fixed rate until 11/19/29; 5-year Constant Maturity Treasury Rate + 1.28% thereafter)(a)	19,000	19,092
Citizens Financial Group, Inc.
2.85%, 7/27/26	15,000	14,635
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	7,000	7,197
Cleco Corporate Holdings LLC 3.74%, 5/1/26	2,000	1,973
Clorox Co. 4.40%, 5/1/29	11,000	10,939
CMS Energy Corp. 3.00%, 5/15/26	3,000	2,943
CNA Financial Corp. 3.45%, 8/15/27	10,000	9,754
CNH Industrial Capital LLC
4.55%, 4/10/28	6,000	5,984
5.10%, 4/20/29	17,000	17,236

See Notes to Financial Statements.

202    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Coca-Cola Co.
2.90%, 5/25/27	$20,000	$19,479
1.45%, 6/1/27	5,000	4,709
1.50%, 3/5/28	5,000	4,623
1.00%, 3/15/28	10,000	9,105
Colgate-Palmolive Co. 4.60%, 3/1/28	8,000	8,126
Columbia Pipeline Group, Inc. 4.50%, 6/1/25	10,000	9,985
Comcast Corp.
2.35%, 1/15/27	10,000	9,640
5.35%, 11/15/27	5,000	5,120
3.15%, 2/15/28	15,000	14,470
3.55%, 5/1/28	20,000	19,454
4.15%, 10/15/28	35,000	34,559
4.55%, 1/15/29	5,000	5,012
5.10%, 6/1/29	21,000	21,452
Comerica, Inc.
4.00%, 2/1/29	2,000	1,924
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	3,000	3,058
CommonSpirit Health 3.35%, 10/1/29	8,000	7,539
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,894
2.95%, 8/15/27, Series 122	5,000	4,832
3.70%, 8/15/28	5,000	4,883
Conagra Brands, Inc.
5.30%, 10/1/26	18,000	18,200
4.85%, 11/1/28	17,000	17,015
Concentrix Corp.
6.65%, 8/2/26	10,000	10,215
6.60%, 8/2/28(d)	6,000	6,265
ConocoPhillips Co.
4.40%, 7/15/27(c)	13,000	12,911
6.95%, 4/15/29	6,000	6,552
Conopco, Inc. 7.25%, 12/15/26, Series E	8,000	8,397
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,837
4.00%, 12/1/28, Series D	5,000	4,928
Constellation Brands, Inc.
5.00%, 2/2/26	26,000	25,988
3.70%, 12/6/26	5,000	4,932
3.15%, 8/1/29(d)	16,000	14,945
Constellation Energy Generation LLC 3.25%, 6/1/25	10,000	9,960
Consumers Energy Co.
4.65%, 3/1/28	36,000	36,269
4.90%, 2/15/29	15,000	15,206
Investments	Principal Amount	Value
Corebridge Financial, Inc.
3.85%, 4/5/29	$19,000	$18,327
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,321
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,759
1.38%, 6/20/27	10,000	9,382
Coterra Energy, Inc. 4.38%, 3/15/29	13,000	12,779
Crown Castle, Inc.
2.90%, 3/15/27	48,000	46,396
3.65%, 9/1/27	19,000	18,523
5.00%, 1/11/28	5,000	5,044
5.60%, 6/1/29	8,000	8,227
3.10%, 11/15/29	13,000	12,010
CSX Corp.
2.60%, 11/1/26	10,000	9,726
4.25%, 3/15/29	15,000	14,844
CubeSmart LP
4.00%, 11/15/25	10,000	9,948
3.13%, 9/1/26	5,000	4,891
Cummins, Inc. 4.90%, 2/20/29	4,000	4,060
CVS Health Corp.
5.00%, 1/30/29	12,000	12,056
3.25%, 8/15/29	67,000	62,548
Darden Restaurants, Inc.
4.35%, 10/15/27	5,000	4,970
4.55%, 10/15/29	7,000	6,909
DCP Midstream Operating LP 5.13%, 5/15/29	4,000	4,034
Dell International LLC/EMC Corp. 5.30%, 10/1/29(d)	34,000	34,664
Delta Air Lines Pass-Through Trust 2.00%, 6/10/28, Series 2020-1, Class AA	8,771	8,223
Devon Energy Corp. 4.50%, 1/15/30	7,000	6,858
DH Europe Finance II SARL 2.60%, 11/15/29	7,000	6,427
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,786
5.20%, 4/18/27	16,000	16,215
5.15%, 1/30/30	12,000	12,188
Digital Realty Trust LP
3.70%, 8/15/27	18,000	17,623
3.60%, 7/1/29	14,000	13,409
Discover Financial Services
4.50%, 1/30/26	15,000	14,976
4.10%, 2/9/27	20,000	19,762
Discovery Communications LLC 4.13%, 5/15/29	40,000	37,957

See Notes to Financial Statements.

WisdomTree Trust    203

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
DOC DR LLC 4.30%, 3/15/27	$9,000	$8,949
Dollar General Corp. 5.20%, 7/5/28	18,000	18,277
Dollar Tree, Inc. 4.00%, 5/15/25	10,000	9,980
Dominion Energy, Inc.
3.90%, 10/1/25	10,000	9,959
1.45%, 4/15/26, Series A	5,000	4,837
2.85%, 8/15/26, Series D	5,000	4,884
3.60%, 3/15/27, Series B	5,000	4,911
Dow Chemical Co. 7.38%, 11/1/29	6,000	6,666
DR Horton, Inc.
2.60%, 10/15/25	5,000	4,937
1.30%, 10/15/26	5,000	4,750
DTE Electric Co.
4.85%, 12/1/26	5,000	5,050
1.90%, 4/1/28, Series A	25,000	23,190
DTE Energy Co.
2.85%, 10/1/26	5,000	4,873
3.40%, 6/15/29, Series C	16,000	15,170
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,000	4,919
2.45%, 8/15/29	37,000	33,909
Duke Energy Florida LLC 2.50%, 12/1/29	8,000	7,294
Duke Energy Florida Project Finance LLC 2.54%, 9/1/29, Series 2026	7,242	6,929
Duke Energy Ohio, Inc. 3.65%, 2/1/29	5,000	4,843
Duke Energy Progress LLC
3.70%, 9/1/28(d)	42,000	40,943
3.45%, 3/15/29	5,000	4,806
DuPont de Nemours, Inc.
4.49%, 11/15/25	20,000	19,966
4.73%, 11/15/28	3,000	3,022
DXC Technology Co. 1.80%, 9/15/26	10,000	9,560
Eastman Chemical Co. 5.00%, 8/1/29	4,000	4,027
Eaton Corp.
3.10%, 9/15/27	5,000	4,854
4.35%, 5/18/28	5,000	4,994
Eaton Vance Corp. 3.50%, 4/6/27(d)	5,000	4,903
eBay, Inc.
1.40%, 5/10/26	10,000	9,650
3.60%, 6/5/27	13,000	12,746
Ecolab, Inc. 1.65%, 2/1/27	21,000	20,004
Investments	Principal Amount	Value
EIDP, Inc. 4.50%, 5/15/26	$10,000	$10,010
Elevance Health, Inc. 2.88%, 9/15/29	26,000	24,109
Eli Lilly & Co.
5.00%, 2/27/26	2,000	2,001
4.15%, 8/14/27	2,000	1,999
4.50%, 2/9/29	8,000	8,057
3.38%, 3/15/29	7,000	6,761
4.20%, 8/14/29	19,000	18,866
Emerson Electric Co. 1.80%, 10/15/27	21,000	19,712
Energy Transfer LP
5.55%, 2/15/28	9,000	9,221
5.25%, 7/1/29	12,000	12,184
4.15%, 9/15/29	41,000	39,888
EnLink Midstream Partners LP 4.85%, 7/15/26	10,000	10,004
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	5,000	4,977
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	5,000	4,877
Entergy Arkansas LLC 4.00%, 6/1/28	5,000	4,927
Entergy Corp.
0.90%, 9/15/25	10,000	9,801
2.95%, 9/1/26	10,000	9,770
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,847
3.12%, 9/1/27	5,000	4,846
3.25%, 4/1/28	5,000	4,815
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,749
Enterprise Products Operating LLC
4.60%, 1/11/27	69,000	69,290
3.95%, 2/15/27	5,000	4,965
4.15%, 10/16/28	10,000	9,904
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	12,000	11,827
EPR Properties
4.75%, 12/15/26	15,000	14,929
3.75%, 8/15/29	8,000	7,513
EQT Corp.
5.70%, 4/1/28	7,000	7,188
5.00%, 1/15/29	11,000	11,043
Equifax, Inc.
5.10%, 6/1/28	9,000	9,129
4.80%, 9/15/29	8,000	8,010
See Notes to Financial Statements.

204    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Equinix, Inc. 3.20%, 11/18/29	$15,000	$14,004
Equitable Holdings, Inc. 4.35%, 4/20/28	5,000	4,945
ERP Operating LP
3.38%, 6/1/25	5,000	4,983
2.85%, 11/1/26	5,000	4,873
3.25%, 8/1/27	5,000	4,861
3.50%, 3/1/28	5,000	4,862
4.15%, 12/1/28	5,000	4,933
Essential Utilities, Inc. 3.57%, 5/1/29(d)	5,000	4,761
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,875
4.00%, 3/1/29	11,000	10,716
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,882
2.38%, 12/1/29	8,000	7,228
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,885
3.10%, 4/1/27	5,000	4,872
Eversource Energy
2.90%, 3/1/27	38,000	36,721
4.60%, 7/1/27	14,000	13,976
5.45%, 3/1/28	15,000	15,306
Exelon Corp.
3.95%, 6/15/25	10,000	9,974
3.40%, 4/15/26	10,000	9,880
2.75%, 3/15/27	10,000	9,640
Expedia Group, Inc. 4.63%, 8/1/27	15,000	15,008
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,690
4.00%, 6/15/29	11,000	10,674
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,344
6.50%, 6/4/29	4,000	4,123
FactSet Research Systems, Inc. 2.90%, 3/1/27	5,000	4,839
Federal Realty OP LP
1.25%, 2/15/26	5,000	4,841
5.38%, 5/1/28	6,000	6,120
3.20%, 6/15/29	4,000	3,757
FedEx Corp. 3.10%, 8/5/29(c)	8,000	7,500
Fidelity National Information Services, Inc.
1.15%, 3/1/26	15,000	14,496
1.65%, 3/1/28	6,000	5,505
3.75%, 5/21/29(d)	4,000	3,853
Investments	Principal Amount	Value
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	$19,000	$18,119
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)(d)	8,000	8,380
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	7,000	6,970
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)	20,000	19,962
FirstEnergy Corp. 3.90%, 7/15/27, Series B	21,000	20,621
Fiserv, Inc.
5.15%, 3/15/27	36,000	36,367
3.50%, 7/1/29	40,000	37,984
Flex Ltd.
4.75%, 6/15/25	5,000	4,996
3.75%, 2/1/26	10,000	9,911
6.00%, 1/15/28	6,000	6,182
4.88%, 6/15/29	5,000	4,983
Flowers Foods, Inc. 3.50%, 10/1/26	7,000	6,876
FMC Corp.
5.15%, 5/18/26	29,000	29,038
3.20%, 10/1/26	5,000	4,871
Ford Motor Co.
4.35%, 12/8/26	176,000	172,965
6.63%, 10/1/28	134,000	140,225
Fortinet, Inc. 1.00%, 3/15/26	6,000	5,781
Fortive Corp. 3.15%, 6/15/26	10,000	9,830
Fox Corp. 4.71%, 1/25/29	7,000	6,985
Freeport-McMoRan, Inc.
4.13%, 3/1/28	7,000	6,876
5.25%, 9/1/29	9,000	9,066
FS KKR Capital Corp.
3.25%, 7/15/27	19,000	18,180
6.88%, 8/15/29	4,000	4,167
GATX Corp.
3.50%, 3/15/28	5,000	4,834
4.70%, 4/1/29	9,000	8,964
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	21,000	21,049
General Dynamics Corp.
2.63%, 11/15/27	15,000	14,353
3.75%, 5/15/28	5,000	4,905

See Notes to Financial Statements.

WisdomTree Trust    205

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
General Mills, Inc.
4.20%, 4/17/28	$14,000	$13,863
5.50%, 10/17/28	14,000	14,427
General Motors Financial Co., Inc.
5.40%, 5/8/27	19,000	19,218
3.85%, 1/5/28	39,000	37,970
5.55%, 7/15/29	41,000	41,623
4.90%, 10/6/29	61,000	60,284
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/26	17,000	16,450
Genuine Parts Co. 4.95%, 8/15/29	12,000	12,029
Georgia Power Co.
3.25%, 4/1/26	19,000	18,769
2.65%, 9/15/29, Series B	49,000	45,131
Georgia-Pacific LLC 7.75%, 11/15/29	4,000	4,534
Gilead Sciences, Inc.
1.20%, 10/1/27	39,000	35,923
4.80%, 11/15/29	19,000	19,165
Global Payments, Inc.
2.15%, 1/15/27	31,000	29,627
3.20%, 8/15/29(d)	14,000	13,065
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	10,000	10,040
5.30%, 1/15/29	11,000	11,050
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	5,000	4,914
6.38%, 3/11/27	5,000	5,127
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	296,000	284,866
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)(d)	48,000	48,606
Golub Capital BDC, Inc.
2.05%, 2/15/27	10,000	9,424
6.00%, 7/15/29	8,000	8,138
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,597
6.25%, 5/6/29	3,000	3,105
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,855
3.90%, 11/19/29	10,000	9,542
HCA, Inc.
4.50%, 2/15/27	15,000	14,944
3.13%, 3/15/27	50,000	48,508
4.13%, 6/15/29	34,000	32,994
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,922
3.75%, 7/1/27	8,000	7,822
Investments	Principal Amount	Value
Healthpeak OP LLC
4.00%, 6/1/25(d)	$5,000	$4,990
3.25%, 7/15/26	10,000	9,838
1.35%, 2/1/27	5,000	4,707
3.50%, 7/15/29	4,000	3,799
Helmerich & Payne, Inc. 4.85%, 12/1/29(c)(d)	4,000	3,918
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,806
3.38%, 1/20/27	5,000	4,829
Hershey Co.
2.30%, 8/15/26	5,000	4,871
4.25%, 5/4/28	10,000	10,007
Hess Corp. 4.30%, 4/1/27	23,000	22,851
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	30,000	30,013
1.75%, 4/1/26	10,000	9,711
5.25%, 7/1/28	22,000	22,441
Hexcel Corp. 4.20%, 2/15/27	5,000	4,927
HF Sinclair Corp. 5.00%, 2/1/28(d)	10,000	10,005
Highwoods Realty LP 4.20%, 4/15/29	4,000	3,854
Home Depot, Inc.
2.88%, 4/15/27	76,000	73,937
2.95%, 6/15/29	16,000	15,055
Honeywell International, Inc. 1.10%, 3/1/27	41,000	38,437
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,043
1.70%, 6/3/28	4,000	3,673
Host Hotels & Resorts LP 4.50%, 2/1/26, Series F	10,000	9,967
Howmet Aerospace, Inc.
5.90%, 2/1/27(d)	5,000	5,119
3.00%, 1/15/29	10,000	9,434
HP, Inc.
4.75%, 1/15/28	19,000	19,142
4.00%, 4/15/29	13,000	12,632
HPS Corporate Lending Fund 5.45%, 1/14/28(c)	16,000	16,043
Hubbell, Inc. 3.50%, 2/15/28	11,000	10,660
Humana, Inc.
1.35%, 2/3/27	8,000	7,515
5.75%, 3/1/28	11,000	11,306
3.13%, 8/15/29	10,000	9,311
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	66,000	65,600

See Notes to Financial Statements.

206    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	$10,000	$9,668
2.04%, 8/16/28	8,000	7,268
Hyatt Hotels Corp.
5.75%, 1/30/27	12,000	12,215
5.25%, 6/30/29	6,000	6,067
Illinois Tool Works, Inc. 2.65%, 11/15/26	10,000	9,767
Illumina, Inc. 5.75%, 12/13/27	20,000	20,501
Indiana Michigan Power Co. 3.85%, 5/15/28	4,000	3,917
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,123
5.18%, 6/15/29	9,000	9,182
Ingredion, Inc. 3.20%, 10/1/26	14,000	13,706
Intel Corp.
3.75%, 3/25/27	13,000	12,760
3.75%, 8/5/27	10,000	9,794
4.88%, 2/10/28	35,000	35,167
1.60%, 8/12/28	15,000	13,500
2.45%, 11/15/29	15,000	13,476
Intercontinental Exchange, Inc. 4.35%, 6/15/29	32,000	31,759
International Business Machines Corp.
6.22%, 8/1/27	60,000	62,467
6.50%, 1/15/28	38,000	40,125
Intuit, Inc. 5.13%, 9/15/28	7,000	7,181
IQVIA, Inc. 6.25%, 2/1/29	12,000	12,546
ITC Holdings Corp. 3.35%, 11/15/27	8,000	7,750
Jabil, Inc.
4.25%, 5/15/27	22,000	21,826
5.45%, 2/1/29	7,000	7,147
Jackson Financial, Inc. 5.17%, 6/8/27	5,000	5,054
JB Hunt Transport Services, Inc. 3.88%, 3/1/26(d)	10,000	9,930
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 2/2/29	15,000	14,004
5.50%, 1/15/30	9,000	9,104
Jefferies Financial Group, Inc.
4.85%, 1/15/27	10,000	10,011
5.88%, 7/21/28	16,000	16,488
JM Smucker Co. 5.90%, 11/15/28	7,000	7,325
Investments	Principal Amount	Value
John Deere Capital Corp.
1.30%, 10/13/26	$5,000	$4,774
4.85%, 3/5/27	5,000	5,059
1.75%, 3/9/27	3,000	2,854
2.80%, 9/8/27	5,000	4,826
4.75%, 1/20/28	10,000	10,136
4.90%, 3/3/28	16,000	16,288
1.50%, 3/6/28	5,000	4,614
3.45%, 3/7/29	5,000	4,825
2.80%, 7/18/29	62,000	58,237
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/29	4,000	4,111
JPMorgan Chase & Co.
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	53,273
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	71,565
3.63%, 12/1/27	25,000	24,467
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,908
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	5,000	4,888
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	3,000	2,846
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	53,364
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	88,716
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	41,526
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(a)	43,000	43,418
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	152,000	150,775
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 0.90% thereafter)(a)	20,000	20,295
Juniper Networks, Inc. 1.20%, 12/10/25	5,000	4,867
Kellanova 4.30%, 5/15/28(d)	11,000	10,940
Kenvue, Inc. 5.05%, 3/22/28	10,000	10,185

See Notes to Financial Statements.

WisdomTree Trust    207

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	$5,000	$4,861
5.10%, 3/15/27	9,000	9,097
3.95%, 4/15/29	19,000	18,525
KeyCorp 2.55%, 10/1/29(d)	33,000	29,799
Keysight Technologies, Inc. 4.60%, 4/6/27	9,000	9,008
Kimberly-Clark Corp. 3.20%, 4/25/29	10,000	9,561
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,874
1.90%, 3/1/28	5,000	4,626
Kinder Morgan, Inc.
1.75%, 11/15/26	21,000	20,052
5.10%, 8/1/29	14,000	14,175
KLA Corp. 4.10%, 3/15/29	15,000	14,785
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,619
3.88%, 5/15/27	20,000	19,740
Kroger Co.
2.65%, 10/15/26	10,000	9,707
4.50%, 1/15/29	8,000	7,973
Kyndryl Holdings, Inc. 2.05%, 10/15/26	10,000	9,592
L3Harris Technologies, Inc.
5.40%, 1/15/27	26,000	26,366
5.05%, 6/1/29	17,000	17,195
Laboratory Corp. of America Holdings
3.60%, 9/1/27	10,000	9,782
2.95%, 12/1/29	2,000	1,845
Lam Research Corp. 4.00%, 3/15/29	9,000	8,848
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,788
5.90%, 6/1/27	13,000	13,251
3.90%, 8/8/29	8,000	7,562
6.00%, 8/15/29	5,000	5,133
Lazard Group LLC 4.38%, 3/11/29	3,000	2,955
Lear Corp. 4.25%, 5/15/29	11,000	10,695
Leggett & Platt, Inc.
3.50%, 11/15/27	11,000	10,519
4.40%, 3/15/29	6,000	5,736
Lennar Corp. 4.75%, 11/29/27	13,000	13,028
Lennox International, Inc.
1.35%, 8/1/25	3,000	2,958
5.50%, 9/15/28	10,000	10,265
Investments	Principal Amount	Value
Lincoln National Corp. 3.63%, 12/12/26	$5,000	$4,922
Lockheed Martin Corp.
5.10%, 11/15/27	5,000	5,101
4.45%, 5/15/28	5,000	5,021
4.50%, 2/15/29	12,000	12,009
Louisville Gas & Electric Co. 3.30%, 10/1/25, Series 25	5,000	4,965
Lowe’s Cos., Inc.
4.80%, 4/1/26	10,000	10,041
2.50%, 4/15/26	15,000	14,687
3.35%, 4/1/27	23,000	22,493
3.65%, 4/5/29	27,000	26,047
LPL Holdings, Inc.
5.70%, 5/20/27	12,000	12,212
6.75%, 11/17/28	5,000	5,290
LYB International Finance II BV 3.50%, 3/2/27	5,000	4,899
LYB International Finance III LLC 1.25%, 10/1/25	5,000	4,897
M&T Bank Corp.
4.55%, 8/16/28, (4.553% fixed rate until 8/16/27; Secured Overnight Financing Index + 1.78% thereafter)(a)	34,000	33,935
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,012
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)	12,000	12,989
Main Street Capital Corp.
3.00%, 7/14/26	5,000	4,853
6.50%, 6/4/27(d)	11,000	11,251
6.95%, 3/1/29	3,000	3,150
Marathon Petroleum Corp.
4.70%, 5/1/25	15,000	14,999
5.13%, 12/15/26	10,000	10,085
Markel Group, Inc. 3.35%, 9/17/29	3,000	2,839
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,214
4.90%, 4/15/29	19,000	19,167
Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	26,000	25,839
Martin Marietta Materials, Inc. 3.50%, 12/15/27(d)	4,000	3,887
Marvell Technology, Inc.
4.88%, 6/22/28	5,000	5,015
5.75%, 2/15/29	8,000	8,271
Masco Corp. 1.50%, 2/15/28	5,000	4,576
See Notes to Financial Statements.

208    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Mastercard, Inc. 2.95%, 6/1/29	$23,000	$21,746
McCormick & Co., Inc.
0.90%, 2/15/26	6,000	5,795
3.40%, 8/15/27	10,000	9,756
McDonald’s Corp.
4.80%, 8/14/28	8,000	8,089
5.00%, 5/17/29	17,000	17,304
2.63%, 9/1/29	9,000	8,338
McKesson Corp.
3.95%, 2/16/28	5,000	4,942
4.90%, 7/15/28	5,000	5,073
Medtronic Global Holdings SCA 4.25%, 3/30/28	10,000	9,975
Merck & Co., Inc.
4.05%, 5/17/28	20,000	19,944
3.40%, 3/7/29	31,000	29,909
Mercury General Corp. 4.40%, 3/15/27	5,000	4,906
Microchip Technology, Inc. 5.05%, 3/15/29	7,000	7,059
Micron Technology, Inc. 6.75%, 11/1/29	18,000	19,337
Mid-America Apartments LP
1.10%, 9/15/26	5,000	4,753
3.60%, 6/1/27	5,000	4,902
4.20%, 6/15/28	5,000	4,942
3.95%, 3/15/29	5,000	4,870
MidAmerican Energy Co. 3.10%, 5/1/27	5,000	4,874
Mississippi Power Co. 3.95%, 3/30/28	5,000	4,936
Molson Coors Beverage Co. 3.00%, 7/15/26	23,000	22,545
Mondelez International, Inc.
1.50%, 5/4/25	10,000	9,945
2.63%, 3/17/27	10,000	9,642
Morgan Stanley
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	68,050
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	100,000	96,568
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	81,457
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	52,884
3.59%, 7/22/28(a)	70,000	68,065
Investments	Principal Amount	Value
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	$47,000	$45,878
4.65%, 10/18/30, (4.654% fixed rate until 10/18/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	26,000	25,776
5.23%, 1/15/31, (5.23% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.108% thereafter)(a)(d)	72,000	73,157
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	5,000	4,957
Mosaic Co. 5.38%, 11/15/28	7,000	7,157
Motorola Solutions, Inc.
5.00%, 4/15/29	5,000	5,041
4.60%, 5/23/29	6,000	5,962
MPLX LP
4.00%, 3/15/28	18,000	17,666
4.80%, 2/15/29	25,000	25,048
Mylan, Inc. 4.55%, 4/15/28	10,000	9,869
Nasdaq, Inc.
3.85%, 6/30/26	5,000	4,962
5.35%, 6/28/28	4,000	4,095
National Fuel Gas Co.
5.20%, 7/15/25	5,000	5,004
5.50%, 1/15/26	5,000	5,031
5.50%, 10/1/26	5,000	5,059
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	15,000	14,357
5.60%, 11/13/26	5,000	5,092
4.80%, 2/5/27	5,000	5,039
3.40%, 2/7/28	5,000	4,854
5.15%, 6/15/29	13,000	13,282
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.63% thereafter)(a)	9,000	8,897
NetApp, Inc. 2.38%, 6/22/27(d)	7,000	6,671
Netflix, Inc.
5.88%, 11/15/28	11,000	11,516
6.38%, 5/15/29(d)	20,000	21,414
New Mountain Finance Corp. 6.88%, 2/1/29	5,000	5,139
Newmont Corp. 2.80%, 10/1/29	8,000	7,414
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/28	60,000	60,556
2.75%, 11/1/29	56,000	51,499
NIKE, Inc.
2.38%, 11/1/26	10,000	9,713
2.75%, 3/27/27	10,000	9,707

See Notes to Financial Statements.

WisdomTree Trust    209

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
NiSource, Inc.
5.25%, 3/30/28	$24,000	$24,417
2.95%, 9/1/29	15,000	13,951
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,974
3.60%, 12/15/26	5,000	4,933
Nordson Corp. 4.50%, 12/15/29	4,000	3,937
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,910
3.80%, 8/1/28	8,000	7,840
Northern Trust Corp.
4.00%, 5/10/27	10,000	9,939
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	5,000	4,832
Northrop Grumman Corp. 4.60%, 2/1/29	28,000	28,067
NSTAR Electric Co. 3.25%, 5/15/29	11,000	10,409
Nucor Corp.
3.95%, 5/23/25	5,000	4,993
2.00%, 6/1/25	5,000	4,966
4.30%, 5/23/27	5,000	4,988
3.95%, 5/1/28	5,000	4,920
Oaktree Specialty Lending Corp. 7.10%, 2/15/29	5,000	5,204
Occidental Petroleum Corp.
8.50%, 7/15/27	23,000	24,510
5.20%, 8/1/29	15,000	15,085
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	13,000	12,716
Old Republic International Corp. 3.88%, 8/26/26	5,000	4,943
Omega Healthcare Investors, Inc. 4.75%, 1/15/28	10,000	9,981
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	15,000	14,850
Oncor Electric Delivery Co. LLC
4.30%, 5/15/28	11,000	10,948
4.65%, 11/1/29	14,000	13,999
ONE Gas, Inc. 5.10%, 4/1/29	5,000	5,093
ONEOK, Inc.
4.00%, 7/13/27	15,000	14,820
4.25%, 9/24/27	14,000	13,866
4.35%, 3/15/29	7,000	6,895
4.40%, 10/15/29	16,000	15,706
Oracle Corp.
2.30%, 3/25/28	61,000	57,146
4.50%, 5/6/28	5,000	5,002
4.20%, 9/27/29	45,000	44,088
Investments	Principal Amount	Value
O’Reilly Automotive, Inc.
3.55%, 3/15/26	$5,000	$4,949
5.75%, 11/20/26	22,000	22,429
3.90%, 6/1/29	8,000	7,773
Otis Worldwide Corp. 5.25%, 8/16/28(d)	6,000	6,142
Ovintiv, Inc. 5.38%, 1/1/26	10,000	10,031
Owens Corning
5.50%, 6/15/27	5,000	5,096
3.95%, 8/15/29	6,000	5,814
PACCAR Financial Corp.
5.05%, 8/10/26	5,000	5,056
5.20%, 11/9/26	5,000	5,084
4.60%, 1/31/29	5,000	5,044
4.00%, 9/26/29	6,000	5,898
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,854
5.45%, 6/15/27	85,000	85,964
PacifiCorp
5.10%, 2/15/29	5,000	5,075
3.50%, 6/15/29	15,000	14,337
Packaging Corp. of America
3.40%, 12/15/27	11,000	10,673
3.00%, 12/15/29	6,000	5,557
Paramount Global
3.38%, 2/15/28	7,000	6,694
4.20%, 6/1/29	4,000	3,842
Parker-Hannifin Corp.
3.25%, 3/1/27	10,000	9,793
4.25%, 9/15/27	19,000	18,918
4.50%, 9/15/29	13,000	12,987
PartnerRe Finance B LLC 3.70%, 7/2/29	6,000	5,783
PayPal Holdings, Inc.
3.90%, 6/1/27	15,000	14,856
2.85%, 10/1/29	14,000	13,027
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/29	6,000	6,031
PepsiCo, Inc.
2.38%, 10/6/26	30,000	29,148
2.63%, 3/19/27	10,000	9,706
3.00%, 10/15/27	14,000	13,589
3.60%, 2/18/28	12,000	11,809
4.45%, 5/15/28	12,000	12,088
2.63%, 7/29/29	12,000	11,175
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	42,000	42,007
4.45%, 5/19/28	76,000	76,128
Pfizer, Inc. 3.00%, 12/15/26	41,000	40,121

See Notes to Financial Statements.

210    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	$100,903	$91,715
PG&E Wildfire Recovery Funding LLC 4.02%, 6/1/31, Series A-1	6,270	6,162
Philip Morris International, Inc.
4.88%, 2/15/28(d)	10,000	10,120
4.88%, 2/13/29	7,000	7,067
4.63%, 11/1/29	52,000	52,097
Phillips 66 3.90%, 3/15/28	32,000	31,356
Phillips 66 Co. 3.15%, 12/15/29	6,000	5,601
Piedmont Operating Partnership LP 6.88%, 7/15/29	5,000	5,192
Pioneer Natural Resources Co. 1.13%, 1/15/26	24,000	23,312
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,989
4.50%, 12/15/26	10,000	9,989
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)(d)	40,000	41,107
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	86,000	88,362
PPG Industries, Inc. 2.80%, 8/15/29	6,000	5,561
PPL Capital Funding, Inc. 3.10%, 5/15/26	10,000	9,830
Principal Financial Group, Inc. 3.70%, 5/15/29	6,000	5,783
Progressive Corp.
2.45%, 1/15/27	5,000	4,836
2.50%, 3/15/27	5,000	4,830
Prologis LP 2.13%, 4/15/27	37,000	35,300
Prospect Capital Corp.
3.71%, 1/22/26	5,000	4,892
3.36%, 11/15/26	5,000	4,734
Providence St. Joseph Health Obligated Group 2.53%, 10/1/29, Series 19A	6,000	5,476
Prudential Financial, Inc.
1.50%, 3/10/26	18,000	17,479
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)	5,000	4,874
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	4,000	3,999
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,882
Investments	Principal Amount	Value
Public Service Electric & Gas Co. 3.20%, 5/15/29	$19,000	$18,076
Public Service Enterprise Group, Inc. 5.85%, 11/15/27	23,000	23,742
Public Storage Operating Co. 1.50%, 11/9/26	37,000	35,282
PulteGroup, Inc. 5.00%, 1/15/27	3,000	3,020
Qorvo, Inc. 4.38%, 10/15/29	4,000	3,829
QUALCOMM, Inc.
3.25%, 5/20/27	15,000	14,694
1.30%, 5/20/28	10,000	9,115
Quanta Services, Inc. 4.75%, 8/9/27	8,000	8,012
Quest Diagnostics, Inc.
3.45%, 6/1/26	5,000	4,939
4.60%, 12/15/27	8,000	8,026
4.63%, 12/15/29	7,000	6,974
Radian Group, Inc. 4.88%, 3/15/27	5,000	4,987
Realty Income Corp.
3.00%, 1/15/27	64,000	62,271
3.25%, 6/15/29	6,000	5,683
Regal Rexnord Corp. 6.05%, 2/15/26	27,000	27,237
Regency Centers LP 3.60%, 2/1/27	5,000	4,913
Regions Financial Corp. 5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	4,000	4,103
Reinsurance Group of America, Inc. 3.90%, 5/15/29	3,000	2,902
Republic Services, Inc. 5.00%, 11/15/29	17,000	17,269
Revvity, Inc. 3.30%, 9/15/29	4,000	3,752
Rockwell Automation, Inc. 3.50%, 3/1/29	5,000	4,831
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,774
2.95%, 9/15/29	16,000	14,888
Ross Stores, Inc.
4.60%, 4/15/25	10,000	9,998
0.88%, 4/15/26	5,000	4,806
Royalty Pharma PLC 5.15%, 9/2/29	8,000	8,081
RPM International, Inc. 3.75%, 3/15/27	5,000	4,916

See Notes to Financial Statements.

WisdomTree Trust    211

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
RTX Corp.
3.50%, 3/15/27	$56,000	$54,938
4.13%, 11/16/28	17,000	16,755
7.50%, 9/15/29(d)	15,000	16,755
Ryder System, Inc.
5.25%, 6/1/28	9,000	9,166
5.50%, 6/1/29	4,000	4,117
4.95%, 9/1/29	12,000	12,089
4.90%, 12/1/29	4,000	4,022
S&P Global, Inc.
2.45%, 3/1/27	10,000	9,629
4.75%, 8/1/28	26,000	26,258
2.70%, 3/1/29	19,000	17,772
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	15,000	15,150
5.00%, 3/15/27	15,000	15,063
4.20%, 3/15/28	6,000	5,925
Sabra Health Care LP 5.13%, 8/15/26	15,000	15,055
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,837
1.50%, 7/15/28	10,000	9,134
Sanofi SA 3.63%, 6/19/28	10,000	9,798
Santander Holdings USA, Inc.
3.24%, 10/5/26	10,000	9,762
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	10,000	9,567
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	9,000	9,359
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	6,000	6,212
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	16,000	16,092
Schlumberger Investment SA 4.50%, 5/15/28	12,000	12,041
Sempra
3.70%, 4/1/29	8,000	7,654
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	25,000	23,703
Sherwin-Williams Co.
4.55%, 3/1/28	5,000	5,009
2.95%, 8/15/29	13,000	12,123
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	22,000	21,627
Investments	Principal Amount	Value
Simon Property Group LP
3.25%, 11/30/26	$35,000	$34,315
3.38%, 12/1/27	5,000	4,869
Sixth Street Lending Partners 6.50%, 3/11/29	9,000	9,304
Sixth Street Specialty Lending, Inc. 6.13%, 3/1/29	4,000	4,093
Skyworks Solutions, Inc. 1.80%, 6/1/26	5,000	4,814
Solventum Corp.
5.45%, 2/25/27	22,000	22,355
5.40%, 3/1/29	7,000	7,149
Sonoco Products Co.
2.25%, 2/1/27(d)	6,000	5,732
4.60%, 9/1/29	6,000	5,916
Southern California Edison Co.
4.90%, 6/1/26	5,000	5,002
4.88%, 2/1/27	5,000	5,023
4.70%, 6/1/27, Series D	5,000	4,979
5.85%, 11/1/27	5,000	5,108
3.65%, 3/1/28, Series B(d)	5,000	4,841
5.30%, 3/1/28	5,000	5,046
5.65%, 10/1/28	5,000	5,106
4.20%, 3/1/29, Series A	5,000	4,854
2.85%, 8/1/29	29,000	26,539
Southern California Gas Co. 2.95%, 4/15/27	24,000	23,229
Southern Co. 4.85%, 6/15/28	6,000	6,057
Southwest Airlines Co.
3.00%, 11/15/26	5,000	4,868
5.13%, 6/15/27	32,000	32,299
Southwest Gas Corp. 3.70%, 4/1/28	6,000	5,843
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	13,000	12,604
Spectra Energy Partners LP 3.38%, 10/15/26	18,000	17,670
Sprint Capital Corp. 6.88%, 11/15/28	9,000	9,638
Sprint LLC 7.63%, 3/1/26	15,000	15,285
Stanley Black & Decker, Inc. 4.25%, 11/15/28	16,000	15,824
Starbucks Corp.
2.45%, 6/15/26	15,000	14,641
4.85%, 2/8/27	19,000	19,159
2.00%, 3/12/27	5,000	4,768
3.55%, 8/15/29	13,000	12,504

See Notes to Financial Statements.

212    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
State Street Corp.
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(a)	$10,000	$10,013
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	4,000	3,666
Steel Dynamics, Inc. 5.00%, 12/15/26	10,000	10,022
Stryker Corp.
4.70%, 2/10/28	17,000	17,107
4.25%, 9/11/29	9,000	8,874
Sun Communities Operating LP 2.30%, 11/1/28	4,000	3,686
Sutter Health 3.70%, 8/15/28, Series 2018	11,000	10,709
Synchrony Financial 5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	18,000	18,378
Synovus Financial Corp. 6.17%, 11/1/30, (6.168% fixed rate until 11/1/29; Secured Overnight Financing Rate + 2.347% thereafter)(a)	3,000	3,062
Sysco Corp. 5.75%, 1/17/29	14,000	14,542
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	10,000	10,048
5.40%, 6/12/29	8,000	8,187
Tampa Electric Co. 4.90%, 3/1/29	5,000	5,049
Tanger Properties LP 3.88%, 7/15/27(d)	6,000	5,881
Targa Resources Corp. 6.15%, 3/1/29	17,000	17,808
Target Corp. 1.95%, 1/15/27	20,000	19,192
TC PipeLines LP 3.90%, 5/25/27	14,000	13,784
TD SYNNEX Corp. 1.75%, 8/9/26	10,000	9,594
Teledyne Technologies, Inc.
1.60%, 4/1/26(d)	14,000	13,567
2.25%, 4/1/28	3,000	2,800
Texas Instruments, Inc.
2.90%, 11/3/27	26,000	25,137
4.60%, 2/15/28	6,000	6,063
Textron, Inc. 3.38%, 3/1/28	5,000	4,820
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	30,000	30,335
2.60%, 10/1/29	2,000	1,845
Investments	Principal Amount	Value
TJX Cos., Inc.
2.25%, 9/15/26	$10,000	$9,708
1.15%, 5/15/28	5,000	4,530
T-Mobile USA, Inc.
4.95%, 3/15/28	9,000	9,080
2.40%, 3/15/29	56,000	51,280
4.20%, 10/1/29	20,000	19,604
Toll Brothers Finance Corp.
4.88%, 11/15/25(d)	5,000	5,002
4.88%, 3/15/27	12,000	12,022
Toyota Motor Credit Corp. 3.65%, 1/8/29	29,000	28,160
Trane Technologies Financing Ltd. 3.80%, 3/21/29	7,000	6,784
Trinity Acquisition PLC 4.40%, 3/15/26	5,000	4,984
Truist Financial Corp.
3.70%, 6/5/25	10,000	9,977
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	15,000	14,976
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	15,000	15,114
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	10,000	9,678
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)(d)	25,000	25,437
1.13%, 8/3/27(d)	5,000	4,620
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,049
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	9,133
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,158
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,200
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	10,000	9,876
1.85%, 7/30/26	10,000	9,669
2.95%, 6/15/27	10,000	9,714
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	15,006
3.70%, 2/15/26	15,000	14,890
3.13%, 8/15/27	10,000	9,695
Tyson Foods, Inc.
4.00%, 3/1/26	27,000	26,855
4.35%, 3/1/29	15,000	14,766
See Notes to Financial Statements.

WisdomTree Trust    213

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
U.S. Bancorp
3.10%, 4/27/26, Series W	$2,000	$1,969
2.38%, 7/22/26, Series V	3,000	2,921
3.15%, 4/27/27, Series X	2,000	1,949
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,069
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,566
3.90%, 4/26/28	5,000	4,908
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	3,000	2,993
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	14,993
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,660
3.00%, 7/30/29	16,000	14,892
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,206
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	18,000	18,199
Uber Technologies, Inc. 4.30%, 1/15/30(d)	9,000	8,855
UDR, Inc. 4.40%, 1/26/29	5,000	4,934
Union Electric Co.
2.95%, 6/15/27	5,000	4,843
3.50%, 3/15/29	5,000	4,814
Union Pacific Corp. 2.15%, 2/5/27	50,000	48,054
United Airlines Pass-Through Trust 5.88%, 10/15/27, Series 2020-1, Class A	31,966	32,445
United Parcel Service, Inc. 3.05%, 11/15/27	22,000	21,313
UnitedHealth Group, Inc.
1.15%, 5/15/26	50,000	48,141
2.95%, 10/15/27	63,000	60,738
Universal Health Services, Inc. 1.65%, 9/1/26	10,000	9,554
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	16,000	15,824
Valero Energy Corp. 4.00%, 4/1/29	10,000	9,726
Ventas Realty LP
3.25%, 10/15/26	5,000	4,896
4.40%, 1/15/29	6,000	5,925
Investments	Principal Amount	Value
Veralto Corp. 5.50%, 9/18/26	$10,000	$10,134
Verisk Analytics, Inc. 4.00%, 6/15/25	2,000	1,995
Verizon Communications, Inc.
4.02%, 12/3/29	18,000	17,527
4.78%, 2/15/35(c)	26,000	25,407
VF Corp. 2.80%, 4/23/27	6,000	5,677
VICI Properties LP 4.75%, 2/15/28	5,000	5,010
Virginia Electric & Power Co.
3.10%, 5/15/25, Series A	5,000	4,986
2.95%, 11/15/26, Series B	5,000	4,883
3.50%, 3/15/27, Series A	5,000	4,910
3.80%, 4/1/28, Series A	5,000	4,904
VMware LLC
1.40%, 8/15/26	22,000	20,995
3.90%, 8/21/27	21,000	20,622
Vontier Corp. 2.40%, 4/1/28	14,000	12,957
Vulcan Materials Co. 3.90%, 4/1/27(d)	5,000	4,939
Wachovia Corp. 7.57%, 8/1/26(a)	99,000	103,051
Walt Disney Co.
1.75%, 1/13/26	15,000	14,667
3.70%, 3/23/27	5,000	4,938
2.20%, 1/13/28	10,000	9,450
Warnermedia Holdings, Inc. 3.76%, 3/15/27	23,000	22,456
Waste Connections, Inc. 3.50%, 5/1/29	4,000	3,845
Waste Management, Inc.
3.15%, 11/15/27	5,000	4,849
1.15%, 3/15/28	5,000	4,552
4.50%, 3/15/28	16,000	16,064
4.88%, 2/15/29	5,000	5,086
2.00%, 6/1/29	13,000	11,779
WEC Energy Group, Inc.
5.60%, 9/12/26	3,000	3,048
4.75%, 1/15/28	14,000	14,077
Wells Fargo & Co.
4.30%, 7/22/27	20,000	19,891
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	7,000	6,845
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	40,000	39,050

See Notes to Financial Statements.

214    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	$6,000	$5,711
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,014
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	63,000	64,591
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	52,569
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,346
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	9,000	8,271
Welltower OP LLC
4.00%, 6/1/25	15,000	14,970
4.25%, 4/1/26	10,000	9,977
2.70%, 2/15/27	5,000	4,838
2.05%, 1/15/29	5,000	4,550
Western Midstream Operating LP 4.65%, 7/1/26	20,000	19,983
Western Union Co. 1.35%, 3/15/26	5,000	4,825
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	5,000	4,974
3.45%, 11/15/26	10,000	9,824
Westlake Corp. 3.60%, 8/15/26	10,000	9,871
Weyerhaeuser Co.
4.75%, 5/15/26	10,000	10,022
4.00%, 11/15/29	7,000	6,780
Whirlpool Corp. 4.75%, 2/26/29	8,000	7,887
Williams Cos., Inc. 4.80%, 11/15/29	32,000	31,996
Willis North America, Inc.
4.65%, 6/15/27	10,000	10,014
4.50%, 9/15/28	8,000	7,954
2.95%, 9/15/29	3,000	2,775
Wisconsin Electric Power Co. 5.00%, 5/15/29	20,000	20,396
Wisconsin Power & Light Co. 3.00%, 7/1/29	6,000	5,618
Workday, Inc. 3.50%, 4/1/27	14,000	13,718
Investments	Principal Amount	Value
WRKCo, Inc.
3.38%, 9/15/27	$19,000	$18,424
4.90%, 3/15/29	7,000	7,034
Xcel Energy, Inc.
3.30%, 6/1/25	5,000	4,981
3.35%, 12/1/26	14,000	13,707
1.75%, 3/15/27	5,000	4,729
Xylem, Inc. 1.95%, 1/30/28	5,000	4,673
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/26	15,000	14,810
Zoetis, Inc.
5.40%, 11/14/25(d)	15,000	15,080
3.90%, 8/20/28	5,000	4,902
Total United States		15,221,724
TOTAL CORPORATE BONDS (Cost: $19,073,754)		19,214,370
FOREIGN GOVERNMENT AGENCIES – 1.0%
Canada – 0.0%
Province of New Brunswick 3.63%, 2/24/28	5,000	4,903
Japan – 1.0%
Japan Bank for International Cooperation
0.63%, 7/15/25	368,000	362,816
2.88%, 6/1/27	40,000	38,810
Total Japan		401,626
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $405,183)		406,529
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Chile – 0.7%
Chile Government International Bonds
3.13%, 3/27/25	110,000	109,842
3.13%, 1/21/26	200,000	197,455
Total Chile		307,297
Israel – 0.5%
Israel Government International Bonds 2.88%, 3/16/26	200,000	196,608
Panama – 0.1%
Panama Government International Bonds 8.88%, 9/30/27	34,000	36,669
Peru – 0.0%
Peru Government International Bonds 2.39%, 1/23/26	15,000	14,708
Philippines – 0.0%
Philippines Government International Bonds 10.63%, 3/16/25	4,000	4,010

See Notes to Financial Statements.

WisdomTree Trust    215

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Principal Amount	Value
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	$15,000	$14,825
5.50%, 11/16/27	10,000	10,246
4.63%, 3/18/29	10,000	9,983
Total Poland		35,054
Uruguay – 0.0%
Uruguay Government International Bonds 4.38%, 10/27/27	24,761	24,707
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $618,174)		619,053
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.2%
United States – 10.2%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	169,448
4.26%, 5/15/61, Series 2018-BN12, Class A4^(a)	150,000	147,498
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	197,715	190,877
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	147,703
Citigroup Commercial Mortgage Trust
4.07%, 11/10/48, Series 2015-GC35, Class AS^(a)	200,000	190,234
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	97,044
COMM Mortgage Trust
3.70%, 8/10/48, Series 2015-CR24, Class A5	184,000	183,014
4.57%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	96,658
CSAIL Commercial Mortgage Trust
3.93%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	143,099
3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	180,414
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	245,808
1.47%, 9/25/27, Series K740, Class A2	250,000	233,245
3.29%, 11/25/27, Series K071, Class A2	250,000	243,501
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	252,847
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	253,349
4.86%, 10/25/28, Series K511, Class A2	250,000	253,800
3.30%, 4/25/29, Series K092, Class A2	140,000	134,728
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	280,939
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	96,953
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	223,808
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	144,733
Morgan Stanley Capital I Trust 4.32%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	152,710
UBS Commercial Mortgage Trust 3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	193,600
Investments	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
3.87%, 5/15/48, Series 2015-C28, Class AS^(a)	$120,000	$119,535
2.60%, 6/15/49, Series 2016-C34, Class A2	6,545	6,451
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,356,906)		4,381,996
ASSET-BACKED SECURITIES – 6.8%
United States – 6.8%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	225,000	229,371
AmeriCredit Automobile Receivables Trust 5.32%, 4/18/28, Series 2022-2, Class C	100,000	101,004
Bridgecrest Lending Auto Securitization Trust
5.34%, 4/17/28, Series 2024-3, Class A3	100,000	100,496
5.70%, 7/16/29, Series 2024-3, Class C	100,000	101,528
Capital One Multi-Asset Execution Trust 1.39%, 7/15/30, Series 2021-A2, Class A2	165,000	149,905
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	150,000	152,380
Citibank Credit Card Issuance Trust 5.23%, 12/8/27, Series 2023-A1, Class A1	200,000	201,157
Discover Card Execution Note Trust 5.03%, 10/15/27, Series 2022-A4, Class A	165,000	165,556
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,508
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,710
Ford Credit Auto Lease Trust 4.99%, 1/15/28, Series 2024-B, Class A4	200,000	201,845
Ford Credit Auto Owner Trust 5.53%, 9/15/28, Series 2023-C, Class A3	125,000	126,733
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	100,000	101,945
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	150,000	151,208
5.04%, 9/16/30, Series 2024-B, Class B	150,000	152,198
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	200,000	201,642
Nissan Auto Receivables Owner Trust 4.91%, 11/15/27, Series 2023-A, Class A3	121,153	121,420
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	125,000	126,063
6.16%, 12/17/29, Series 2023-5, Class B	150,000	153,408
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,794
World Omni Select Auto Trust 4.98%, 2/15/30, Series 2024-A, Class A3	150,000	150,982
TOTAL ASSET-BACKED SECURITIES (Cost: $2,874,662)		2,911,853

See Notes to Financial Statements.

216    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(e) (Cost: $15,665)	15,665	$15,665
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
United States – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e) (Cost: $579,500)	579,500	579,500
TOTAL INVESTMENTS IN SECURITIES – 101.3%
(Cost: $43,024,780)		43,355,833
Other Liabilities less Assets – (1.3)%		(549,967)
NET ASSETS – 100.0%		$42,805,866

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^   Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)  Rate shown reflects the accrual rate as of February 28, 2025 on securities with variable or step rates.

(b)  To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $651,791 and the total market value of the collateral held by the Fund was $674,133. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $94,633.

(e)  Rate shown represents annualized 7-day yield as of February 28, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	6	6/30/25	$ (1,241,813)	$ (4,746)
Ultra 10 Year U.S. Treasury Note	1	6/18/25	(114,250)	(520)
			$(1,356,063)	$ (5,266)
Long Exposure
10 Year U.S. Treasury Note	6	6/18/25	$ 666,563	$ 8,378
5 Year U.S. Treasury Note	50	6/30/25	5,396,875	37,555
			$ 6,063,438	$45,933
Total – Net			$ 4,707,375	$40,667

See Notes to Financial Statements.

WisdomTree Trust    217

Schedule of Investments (unaudited) (concluded) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$1,786,282	$—	$1,786,282
U.S. Government Obligations	—	13,440,585	—	13,440,585
Corporate Bonds	—	19,214,370	—	19,214,370
Foreign Government Agencies	—	406,529	—	406,529
Foreign Government Obligations	—	619,053	—	619,053
Commercial Mortgage-Backed Securities	—	4,381,996	—	4,381,996
Asset-Backed Securities	—	2,911,853	—	2,911,853
Mutual Fund	—	15,665	—	15,665
Investment of Cash Collateral for Securities Loaned	—	579,500	—	579,500
Total Investments in Securities	$—	$43,355,833	$—	$43,355,833
Financial Derivative Instruments
Futures Contracts[1]	$45,933	$—	$—	$45,933
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(5,266)	$—	$—	$(5,266)
Total – Net	$40,667	$43,355,833	$—	$43,396,500

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

218    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Alternative Income Fund (HYIN) February 28, 2025
Investments	Shares	Value
COMMON STOCKS – 69.1%
United States – 69.1%
Capital Markets – 20.1%
Ares Capital Corp.	75,065	$1,755,020
Blue Owl Capital Corp.	105,561	1,631,973
FS KKR Capital Corp.(a)	75,309	1,768,255
Golub Capital BDC, Inc.	107,171	1,679,370
Hercules Capital, Inc.	83,607	1,748,222
Main Street Capital Corp.	28,635	1,741,008
Palmer Square Capital BDC, Inc.	103,070	1,582,125
Total Capital Markets		11,905,973
Mortgage Real Estate Investment Trusts (REITs) – 49.0%
AGNC Investment Corp.	171,019	1,783,728
Angel Oak Mortgage REIT, Inc.	174,152	1,736,296
Annaly Capital Management, Inc.	85,329	1,873,825
Apollo Commercial Real Estate Finance, Inc.	179,970	1,823,096
Arbor Realty Trust, Inc.(a)	116,857	1,442,015
Blackstone Mortgage Trust, Inc., Class A(a)	89,685	1,863,654
Chimera Investment Corp.	113,254	1,611,604
Claros Mortgage Trust, Inc.	390,370	909,562
Ellington Financial, Inc.	133,125	1,910,344
Ladder Capital Corp.	143,148	1,699,167
MFA Financial, Inc.	155,248	1,651,839
New York Mortgage Trust, Inc.	276,735	1,939,912
Ready Capital Corp.	222,302	1,540,553
Redwood Trust, Inc.	249,019	1,663,447
Rithm Capital Corp.	148,133	1,799,816
Starwood Property Trust, Inc.(a)	83,825	1,720,089
Two Harbors Investment Corp.	137,896	1,955,365
Total Mortgage Real Estate Investment Trusts (REITs)		28,924,312
TOTAL COMMON STOCKS (Cost: $40,278,008)		40,830,285
Investments	Shares	Value
CLOSED-END FUNDS – 30.6%
United States – 30.6%
BlackRock Corporate High Yield Fund, Inc.	165,418	$1,634,330
Blackstone Secured Lending Fund(a)	49,743	1,676,836
Eagle Point Credit Co., Inc.	183,443	1,606,961
Eaton Vance Limited Duration Income Fund	162,916	1,669,889
Guggenheim Strategic Opportunities Fund	106,185	1,669,228
Invesco Senior Income Trust(a)	416,530	1,728,599
Nuveen Credit Strategies Income Fund	280,579	1,557,213
Nuveen Floating Rate Income Fund(a)	180,573	1,540,288
Oxford Lane Capital Corp.	316,269	1,600,321
PIMCO Corporate & Income Opportunity Fund	112,701	1,657,832
PIMCO Dynamic Income Fund	87,643	1,748,478
TOTAL CLOSED-END FUNDS (Cost: $17,822,318)		18,089,975
MUTUAL FUND – 0.3%
United States – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $148,698)	148,698	148,698
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $2,403,657)	2,403,657	2,403,657
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $60,652,681)		61,472,615
Other Liabilities less Assets - (4.1)%		(2,422,303)
NET ASSETS – 100.0%		$59,050,312

(a)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,875,709 and the total market value of the collateral held by the Fund was $3,906,911. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,503,254.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$40,830,285	$—	$—	$40,830,285
Closed-End Funds	18,089,975	—	—	18,089,975
Mutual Fund	—	148,698	—	148,698
Investment of Cash Collateral for Securities Loaned	—	2,403,657	—	2,403,657
Total Investments in Securities	$58,920,260	$2,552,355	$—	$61,472,615

See Notes to Financial Statements.

WisdomTree Trust    219

Schedule of Investments (unaudited) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
COMMON STOCKS – 88.7%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	20	$42,437
China – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
NXP Semiconductors NV	90	19,403
Ireland – 0.1%
IT Services – 0.1%
Accenture PLC, Class A	225	78,413
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	1,673	39,650
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	122	18,792
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	61	17,116
United States – 88.3%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	76	40,162
Boeing Co.*	576	100,587
General Dynamics Corp.	183	46,226
General Electric Co.	1,077	222,917
HEICO Corp.	146	38,643
Howmet Aerospace, Inc.	406	55,460
L3Harris Technologies, Inc.	217	44,726
Lockheed Martin Corp.	175	78,815
Northrop Grumman Corp.	157	72,493
RTX Corp.	1,397	185,787
TransDigm Group, Inc.	57	77,930
Total Aerospace & Defense		963,746
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	167	19,599
FedEx Corp.	243	63,885
United Parcel Service, Inc., Class B	810	96,414
Total Air Freight & Logistics		179,898
Automobiles – 1.7%
Ford Motor Co.	3,848	36,748
General Motors Co.	1,305	64,115
Tesla, Inc.*	3,128	916,441
Total Automobiles		1,017,304
Banks – 3.1%
Bank of America Corp.	7,733	356,491
Citigroup, Inc.	1,782	142,471
Citizens Financial Group, Inc.	472	21,603
Investments	Shares	Value
Fifth Third Bancorp	634	$27,560
First Citizens BancShares, Inc., Class A	13	26,625
Huntington Bancshares, Inc.	1,304	21,477
JPMorgan Chase & Co.	2,789	738,109
KeyCorp	823	14,254
M&T Bank Corp.	156	29,908
PNC Financial Services Group, Inc.	403	77,344
Regions Financial Corp.	814	19,300
Truist Financial Corp.	1,264	58,586
U.S. Bancorp	1,392	65,285
Wells Fargo & Co.	3,533	276,705
Total Banks		1,875,718
Beverages – 1.1%
Brown-Forman Corp., Class B	17	563
Coca-Cola Co.	3,947	281,066
Constellation Brands, Inc., Class A	70	12,285
Keurig Dr. Pepper, Inc.	1,534	51,420
Monster Beverage Corp.*	1,142	62,410
PepsiCo, Inc.	1,464	224,680
Total Beverages		632,424
Biotechnology – 1.5%
AbbVie, Inc.	1,683	351,797
Alnylam Pharmaceuticals, Inc.*	116	28,623
Amgen, Inc.	514	158,343
Biogen, Inc.*	88	12,364
Gilead Sciences, Inc.	1,186	135,572
Moderna, Inc.*	297	9,195
Natera, Inc.*	45	7,001
Regeneron Pharmaceuticals, Inc.	84	58,694
United Therapeutics Corp.*	18	5,761
Vertex Pharmaceuticals, Inc.*	249	119,468
Total Biotechnology		886,818
Broadline Retail – 3.7%
Amazon.com, Inc.*	10,115	2,147,212
eBay, Inc.	481	31,140
Total Broadline Retail		2,178,352
Building Products – 0.3%
Builders FirstSource, Inc.*	110	15,289
Carlisle Cos., Inc.	51	17,379
Carrier Global Corp.	805	52,164
Johnson Controls International PLC	228	19,530
Lennox International, Inc.	34	20,436
Masco Corp.	169	12,705
Owens Corning	83	12,785
Trane Technologies PLC	84	29,711
Total Building Products		179,999
Capital Markets – 3.2%
Ameriprise Financial, Inc.	124	66,625
Ares Management Corp., Class A	174	29,744
Bank of New York Mellon Corp.	647	57,551

See Notes to Financial Statements.

220    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
Blackrock, Inc.	139	$135,911
Blackstone, Inc.	1,142	184,045
Carlyle Group, Inc.(a)	494	24,621
Cboe Global Markets, Inc.	31	6,535
Charles Schwab Corp.	1,666	132,497
CME Group, Inc.	343	87,043
Coinbase Global, Inc., Class A*	226	48,730
FactSet Research Systems, Inc.	41	18,931
Goldman Sachs Group, Inc.	331	205,978
Interactive Brokers Group, Inc., Class A	30	6,132
Intercontinental Exchange, Inc.	537	93,024
KKR & Co., Inc.	878	119,048
LPL Financial Holdings, Inc.	70	26,022
Moody’s Corp.	168	84,662
Morgan Stanley	1,688	224,690
MSCI, Inc.	76	44,879
Nasdaq, Inc.	507	41,969
Northern Trust Corp.	203	22,375
Raymond James Financial, Inc.	225	34,801
Robinhood Markets, Inc., Class A*	238	11,924
S&P Global, Inc.	299	159,588
State Street Corp.	328	32,547
T Rowe Price Group, Inc.	234	24,738
Total Capital Markets		1,924,610
Chemicals – 0.9%
Air Products & Chemicals, Inc.	217	68,605
CF Industries Holdings, Inc.	206	16,690
Corteva, Inc.	681	42,889
Dow, Inc.	568	21,646
DuPont de Nemours, Inc.	450	36,797
Ecolab, Inc.	283	76,130
International Flavors & Fragrances, Inc.	135	11,044
Linde PLC	183	85,470
LyondellBasell Industries NV, Class A	225	17,287
PPG Industries, Inc.	134	15,171
RPM International, Inc.	141	17,469
Sherwin-Williams Co.	252	91,292
Westlake Corp.	182	20,439
Total Chemicals		520,929
Commercial Services & Supplies – 0.6%
Cintas Corp.	420	87,150
Copart, Inc.*	955	52,334
Republic Services, Inc.	300	71,106
Rollins, Inc.	495	25,933
Veralto Corp.	261	26,037
Waste Connections, Inc.	93	17,648
Waste Management, Inc.	387	90,086
Total Commercial Services & Supplies		370,294
Communications Equipment – 0.8%
Arista Networks, Inc.*	1,252	116,499
Cisco Systems, Inc.	4,048	259,517
Investments	Shares	Value
Motorola Solutions, Inc.	157	$69,115
Ubiquiti, Inc.	19	6,492
Total Communications Equipment		451,623
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	9	3,270
EMCOR Group, Inc.	13	5,316
Quanta Services, Inc.	144	37,387
Total Construction & Engineering		45,973
Construction Materials – 0.1%
CRH PLC	223	22,862
Martin Marietta Materials, Inc.	56	27,056
Vulcan Materials Co.	132	32,645
Total Construction Materials		82,563
Consumer Finance – 0.6%
American Express Co.	692	208,264
Capital One Financial Corp.	430	86,236
Discover Financial Services	248	48,407
SoFi Technologies, Inc.*	325	4,703
Synchrony Financial	464	28,156
Total Consumer Finance		375,766
Consumer Staples Distribution & Retail – 2.3%
Costco Wholesale Corp.	425	445,659
Dollar General Corp.	227	16,839
Kroger Co.	721	46,735
Sysco Corp.	547	41,321
Target Corp.	449	55,784
Walmart, Inc.	8,010	789,866
Total Consumer Staples Distribution & Retail		1,396,204
Containers & Packaging – 0.1%
Avery Dennison Corp.	103	19,361
Ball Corp.	357	18,810
International Paper Co.	328	18,483
Packaging Corp. of America	75	15,982
Smurfit WestRock PLC	182	9,477
Total Containers & Packaging		82,113
Distributors – 0.0%
Genuine Parts Co.	148	18,482
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	6,894	188,964
Verizon Communications, Inc.	4,147	178,736
Total Diversified Telecommunication Services		367,700
Electric Utilities – 1.2%
Alliant Energy Corp.	201	12,971
American Electric Power Co., Inc.	510	54,085
Constellation Energy Corp.	329	82,429
Duke Energy Corp.	746	87,648
Edison International	408	22,211
Entergy Corp.	399	34,837

See Notes to Financial Statements.

WisdomTree Trust    221

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
Eversource Energy	412	$25,960
Exelon Corp.	1,040	45,968
FirstEnergy Corp.	469	18,183
NextEra Energy, Inc.	2,033	142,656
NRG Energy, Inc.	57	6,025
PG&E Corp.	1,418	23,170
PPL Corp.	919	32,358
Southern Co.	942	84,582
Xcel Energy, Inc.	556	40,088
Total Electric Utilities		713,171
Electrical Equipment – 0.6%
AMETEK, Inc.	242	45,811
Eaton Corp. PLC	150	43,998
Emerson Electric Co.	599	72,844
GE Vernova, Inc.	270	90,499
Hubbell, Inc.	56	20,809
Rockwell Automation, Inc.	109	31,299
Vertiv Holdings Co., Class A	362	34,452
Total Electrical Equipment		339,712
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	1,251	83,317
CDW Corp.	91	16,216
Corning, Inc.	797	39,970
Keysight Technologies, Inc.*	177	28,237
Teledyne Technologies, Inc.*	69	35,536
Trimble, Inc.*	65	4,679
Zebra Technologies Corp., Class A*	68	21,423
Total Electronic Equipment, Instruments & Components		229,378
Energy Equipment & Services – 0.2%
Baker Hughes Co.	1,246	55,559
Halliburton Co.	1,054	27,794
Schlumberger NV	350	14,581
Total Energy Equipment & Services		97,934
Entertainment – 1.4%
Electronic Arts, Inc.	243	31,376
Liberty Media Corp.-Liberty Formula One, Class C*	295	28,447
Live Nation Entertainment, Inc.*(a)	278	39,854
Netflix, Inc.*	450	441,252
ROBLOX Corp., Class A*	611	38,884
Take-Two Interactive Software, Inc.*	199	42,184
Walt Disney Co.	1,817	206,775
Warner Bros Discovery, Inc.*	2,249	25,773
Total Entertainment		854,545
Financial Services – 4.8%
Affirm Holdings, Inc.*	108	6,928
Apollo Global Management, Inc.(a)	796	118,819
Berkshire Hathaway, Inc., Class B*	2,147	1,103,193
Block, Inc.*	607	39,637
Corebridge Financial, Inc.	630	21,848
Investments	Shares	Value
Corpay, Inc.*	64	$23,491
Fidelity National Information Services, Inc.	587	41,748
Fiserv, Inc.*	579	136,465
Global Payments, Inc.	268	28,215
Mastercard, Inc., Class A	922	531,358
PayPal Holdings, Inc.*	984	69,913
Toast, Inc., Class A*	180	6,948
Visa, Inc., Class A	1,996	723,969
Total Financial Services		2,852,532
Food Products – 0.4%
Archer-Daniels-Midland Co.	283	13,357
General Mills, Inc.	219	13,276
Hershey Co.	235	40,587
Hormel Foods Corp.	353	10,106
Kellanova	342	28,352
Kraft Heinz Co.	797	24,476
McCormick & Co., Inc., Non-Voting Shares	242	19,992
Mondelez International, Inc., Class A	797	51,191
Tyson Foods, Inc., Class A	335	20,549
Total Food Products		221,886
Gas Utilities – 0.0%
Atmos Energy Corp.	169	25,710
Ground Transportation – 0.8%
CSX Corp.	1,954	62,547
JB Hunt Transport Services, Inc.	61	9,833
Norfolk Southern Corp.	205	50,379
Old Dominion Freight Line, Inc.	204	36,006
Uber Technologies, Inc.*	1,932	146,851
Union Pacific Corp.	572	141,107
XPO, Inc.*	46	5,656
Total Ground Transportation		452,379
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	1,667	230,063
Align Technology, Inc.*	77	14,401
Baxter International, Inc.	344	11,872
Becton Dickinson & Co.	250	56,383
Boston Scientific Corp.*	1,390	144,268
Cooper Cos., Inc.*	202	18,257
Dexcom, Inc.*	363	32,078
Edwards Lifesciences Corp.*	586	41,969
GE HealthCare Technologies, Inc.	414	36,163
Hologic, Inc.*	287	18,193
IDEXX Laboratories, Inc.*	70	30,598
Insulet Corp.*	78	21,237
Intuitive Surgical, Inc.*	356	204,041
Medtronic PLC	544	50,059
ResMed, Inc.	139	32,459
STERIS PLC	47	10,305
Stryker Corp.	385	148,683
Zimmer Biomet Holdings, Inc.	140	14,605
Total Health Care Equipment & Supplies		1,115,634

See Notes to Financial Statements.

222    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	252	$32,629
Cencora, Inc.	189	47,919
Centene Corp.*	450	26,172
Cigna Group	305	94,199
CVS Health Corp.	1,233	81,033
Elevance Health, Inc.	167	66,279
HCA Healthcare, Inc.	208	63,710
Humana, Inc.	123	33,262
Labcorp Holdings, Inc.	86	21,590
McKesson Corp.	136	87,075
Molina Healthcare, Inc.*	61	18,368
Quest Diagnostics, Inc.	118	20,402
UnitedHealth Group, Inc.	899	426,989
Total Health Care Providers & Services		1,019,627
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	98	10,021
Ventas, Inc.	304	21,031
Welltower, Inc.	526	80,746
Total Health Care REITs		111,798
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	153	34,293
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	596	82,767
Booking Holdings, Inc.	34	170,544
Carnival Corp.*	376	8,998
Chipotle Mexican Grill, Inc.*	1,278	68,974
Darden Restaurants, Inc.	149	29,869
Domino’s Pizza, Inc.	32	15,671
DoorDash, Inc., Class A*	380	75,407
DraftKings, Inc., Class A*(a)	484	21,228
Expedia Group, Inc.*	144	28,506
Hilton Worldwide Holdings, Inc.	276	73,129
Las Vegas Sands Corp.	758	33,890
Marriott International, Inc., Class A	281	78,806
McDonald’s Corp.	691	213,056
Royal Caribbean Cruises Ltd.	74	18,211
Starbucks Corp.	1,121	129,823
Yum! Brands, Inc.	287	44,878
Total Hotels, Restaurants & Leisure		1,093,757
Household Durables – 0.2%
DR Horton, Inc.	375	47,554
Garmin Ltd.	67	15,338
Lennar Corp., Class A	424	50,723
NVR, Inc.*	2	14,491
PulteGroup, Inc.	57	5,887
Total Household Durables		133,993
Household Products – 1.0%
Church & Dwight Co., Inc.	247	27,466
Clorox Co.	152	23,771
Investments	Shares	Value
Colgate-Palmolive Co.	956	$87,159
Kimberly-Clark Corp.	398	56,520
Procter & Gamble Co.	2,406	418,259
Total Household Products		613,175
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	351	46,915
Industrial Conglomerates – 0.4%
3M Co.	509	78,956
Honeywell International, Inc.	621	132,205
Total Industrial Conglomerates		211,161
Industrial REITs – 0.2%
Prologis, Inc.	856	106,076
Insurance – 1.7%
Aflac, Inc.	461	50,466
Allstate Corp.	261	51,978
American International Group, Inc.	757	62,786
Aon PLC, Class A	82	33,548
Arch Capital Group Ltd.	150	13,936
Arthur J Gallagher & Co.	212	71,601
Brown & Brown, Inc.	278	32,954
Chubb Ltd.	138	39,396
Cincinnati Financial Corp.	170	25,128
Erie Indemnity Co., Class A	41	17,551
Everest Group Ltd.	29	10,243
Fidelity National Financial, Inc.	198	12,777
Hartford Insurance Group, Inc.	264	31,226
Loews Corp.	259	22,447
Markel Group, Inc.*	12	23,201
Marsh & McLennan Cos., Inc.	513	122,012
MetLife, Inc.	777	66,962
Principal Financial Group, Inc.	253	22,527
Progressive Corp.	569	160,458
Prudential Financial, Inc.	423	48,687
Travelers Cos., Inc.	221	57,126
Willis Towers Watson PLC	35	11,888
WR Berkley Corp.	382	24,097
Total Insurance		1,012,995
Interactive Media & Services – 6.5%
Alphabet, Inc., Class A	12,371	2,106,534
Meta Platforms, Inc., Class A	2,580	1,723,956
Pinterest, Inc., Class A*	640	23,667
Snap, Inc., Class A*	1,646	16,872
Total Interactive Media & Services		3,871,029
IT Services – 0.9%
Cloudflare, Inc., Class A*	296	43,009
Cognizant Technology Solutions Corp., Class A	544	45,332
Gartner, Inc.*	73	36,377
GoDaddy, Inc., Class A*	122	21,899
International Business Machines Corp.	896	226,186
MongoDB, Inc.*	65	17,383
See Notes to Financial Statements.

WisdomTree Trust    223

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
Snowflake, Inc., Class A*	324	$57,380
Twilio, Inc., Class A*	263	31,542
VeriSign, Inc.*	142	33,779
Total IT Services		512,887
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	277	35,434
Danaher Corp.	716	148,756
Illumina, Inc.*	107	9,495
IQVIA Holdings, Inc.*	204	38,516
Mettler-Toledo International, Inc.*	22	28,000
Thermo Fisher Scientific, Inc.	371	196,244
Waters Corp.*	62	23,395
West Pharmaceutical Services, Inc.	77	17,890
Total Life Sciences Tools & Services		497,730
Machinery – 1.3%
Caterpillar, Inc.	481	165,440
Cummins, Inc.	142	52,282
Deere & Co.	269	129,333
Dover Corp.	146	29,020
Fortive Corp.	352	27,998
IDEX Corp.	87	16,907
Illinois Tool Works, Inc.	266	70,219
Ingersoll Rand, Inc.	391	33,149
Otis Worldwide Corp.	395	39,413
PACCAR, Inc.	502	53,835
Parker-Hannifin Corp.	124	82,895
Pentair PLC	56	5,275
Snap-on, Inc.	48	16,376
Westinghouse Air Brake Technologies Corp.	150	27,804
Xylem, Inc.	223	29,188
Total Machinery		779,134
Media – 0.5%
Charter Communications, Inc., Class A*(a)	162	58,898
Comcast Corp., Class A	4,336	155,576
Fox Corp., Class A	400	23,040
News Corp., Class A	519	14,854
Omnicom Group, Inc.	221	18,290
Trade Desk, Inc., Class A*	508	35,722
Total Media		306,380
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	1,434	52,929
Newmont Corp.	961	41,169
Nucor Corp.	206	28,319
Reliance, Inc.	29	8,618
Steel Dynamics, Inc.	278	37,549
Total Metals & Mining		168,584
Multi-Utilities – 0.5%
Ameren Corp.	262	26,609
CenterPoint Energy, Inc.	766	26,335
CMS Energy Corp.	414	30,243
Investments	Shares	Value
Consolidated Edison, Inc.	266	$27,004
Dominion Energy, Inc.	897	50,788
DTE Energy Co.	248	33,157
NiSource, Inc.	152	6,203
Public Service Enterprise Group, Inc.	515	41,792
Sempra	617	44,159
WEC Energy Group, Inc.	333	35,528
Total Multi-Utilities		321,818
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	85	19,428
Chevron Corp.	1,817	288,213
ConocoPhillips	1,149	113,923
Coterra Energy, Inc.	1,095	29,554
Devon Energy Corp.	461	16,697
Diamondback Energy, Inc.	123	19,552
EOG Resources, Inc.	577	73,244
EQT Corp.	401	19,316
Expand Energy Corp.	81	8,009
Exxon Mobil Corp.	4,480	498,758
Hess Corp.	366	54,512
Kinder Morgan, Inc.	2,300	62,330
Marathon Petroleum Corp.	364	54,666
Occidental Petroleum Corp.	639	31,209
ONEOK, Inc.	640	64,250
Phillips 66	352	45,651
Targa Resources Corp.	243	49,018
Texas Pacific Land Corp.	25	35,699
Valero Energy Corp.	281	36,735
Williams Cos., Inc.	1,081	62,893
Total Oil, Gas & Consumable Fuels		1,583,657
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	558	33,547
Southwest Airlines Co.	698	21,680
United Airlines Holdings, Inc.*	298	27,955
Total Passenger Airlines		83,182
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	335	24,090
Kenvue, Inc.	2,020	47,672
Total Personal Care Products		71,762
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	1,978	117,928
Eli Lilly & Co.	952	876,440
Johnson & Johnson	2,304	380,206
Merck & Co., Inc.	2,422	223,430
Pfizer, Inc.	5,740	151,708
Zoetis, Inc.	438	73,251
Total Pharmaceuticals		1,822,963
Professional Services – 0.6%
Automatic Data Processing, Inc.	402	126,702
Booz Allen Hamilton Holding Corp.	97	10,288

See Notes to Financial Statements.

224    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
Broadridge Financial Solutions, Inc.	98	$23,639
Equifax, Inc.	114	27,953
Jacobs Solutions, Inc.	107	13,708
Leidos Holdings, Inc.	117	15,206
Paychex, Inc.	342	51,871
SS&C Technologies Holdings, Inc.	239	21,283
TransUnion	81	7,487
Verisk Analytics, Inc.	149	44,240
Total Professional Services		342,377
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	278	39,459
CoStar Group, Inc.*	358	27,298
Zillow Group, Inc., Class C*	84	6,439
Total Real Estate Management & Development		73,196
Residential REITs – 0.2%
AvalonBay Communities, Inc.	116	26,237
Equity Residential	298	22,103
Essex Property Trust, Inc.	51	15,890
Invitation Homes, Inc.	344	11,699
Mid-America Apartment Communities, Inc.	131	22,024
Total Residential REITs		97,953
Retail REITs – 0.2%
Kimco Realty Corp.	149	3,293
Realty Income Corp.	792	45,168
Simon Property Group, Inc.	347	64,573
Total Retail REITs		113,034
Semiconductors & Semiconductor Equipment – 9.0%
Advanced Micro Devices, Inc.*	1,709	170,661
Analog Devices, Inc.	493	113,420
Applied Materials, Inc.	827	130,724
Broadcom, Inc.	4,539	905,213
First Solar, Inc.*	97	13,209
Intel Corp.	4,367	103,629
KLA Corp.	131	92,858
Lam Research Corp.	1,277	97,997
Marvell Technology, Inc.	939	86,219
Microchip Technology, Inc.	580	34,139
Micron Technology, Inc.	1,083	101,401
Monolithic Power Systems, Inc.	41	25,051
NVIDIA Corp.	25,189	3,146,610
ON Semiconductor Corp.*	206	9,692
Qualcomm, Inc.	1,057	166,129
Teradyne, Inc.	155	17,028
Texas Instruments, Inc.	860	168,551
Total Semiconductors & Semiconductor Equipment		5,382,531
Software – 9.3%
Adobe, Inc.*	452	198,229
ANSYS, Inc.*	87	28,993
AppLovin Corp., Class A*	381	124,107
Investments	Shares	Value
Atlassian Corp., Class A*	266	$75,613
Autodesk, Inc.*	212	58,133
Cadence Design Systems, Inc.*	270	67,635
Crowdstrike Holdings, Inc., Class A*	236	91,960
Datadog, Inc., Class A*	322	37,529
DocuSign, Inc.*	45	3,743
Dynatrace, Inc.*	338	19,350
Fair Isaac Corp.*	24	45,272
Fortinet, Inc.*	768	82,952
Gen Digital, Inc.	582	15,906
Guidewire Software, Inc.*	25	5,033
HubSpot, Inc.*	47	34,028
Intuit, Inc.	275	168,806
Manhattan Associates, Inc.*	40	7,075
Microsoft Corp.	7,340	2,913,907
MicroStrategy, Inc., Class A*	59	15,070
Nutanix, Inc., Class A*	75	5,767
Oracle Corp.	2,669	443,214
Palantir Technologies, Inc., Class A*	2,406	204,318
Palo Alto Networks, Inc.*	652	124,160
PTC, Inc.*	41	6,709
Roper Technologies, Inc.	98	57,281
Salesforce, Inc.	971	289,212
ServiceNow, Inc.*	198	184,092
Synopsys, Inc.*	152	69,507
Tyler Technologies, Inc.*	37	22,512
Workday, Inc., Class A*	239	62,938
Zoom Communications, Inc., Class A*	354	26,090
Zscaler, Inc.*	150	29,434
Total Software		5,518,575
Specialized REITs – 0.8%
American Tower Corp.	468	96,230
Crown Castle, Inc.	512	48,179
Digital Realty Trust, Inc.	315	49,241
Equinix, Inc.	94	85,034
Extra Space Storage, Inc.	209	31,885
Iron Mountain, Inc.	253	23,572
Public Storage	132	40,078
SBA Communications Corp.	76	16,561
VICI Properties, Inc.	1,371	44,544
Weyerhaeuser Co.	630	18,963
Total Specialized REITs		454,287
Specialty Retail – 1.5%
AutoZone, Inc.*	18	62,874
Best Buy Co., Inc.	213	19,151
Burlington Stores, Inc.*	8	1,995
Carvana Co.*	42	9,790
Home Depot, Inc.	936	371,218
Lowe’s Cos., Inc.	535	133,022
O’Reilly Automotive, Inc.*	58	79,671
Ross Stores, Inc.	296	41,535

See Notes to Financial Statements.

WisdomTree Trust    225

Schedule of Investments (unaudited) (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025
Investments	Shares	Value
TJX Cos., Inc.	1,098	$136,986
Tractor Supply Co.	523	28,948
Ulta Beauty, Inc.*	47	17,219
Williams-Sonoma, Inc.	108	21,015
Total Specialty Retail		923,424
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	14,857	3,593,017
Dell Technologies, Inc., Class C	770	79,125
Hewlett Packard Enterprise Co.	1,459	28,903
HP, Inc.	804	24,819
NetApp, Inc.	207	20,661
Pure Storage, Inc., Class A*	74	3,883
Sandisk Corp.*	105	4,919
Seagate Technology Holdings PLC	70	7,134
Super Micro Computer, Inc.*	565	23,425
Western Digital Corp.*	314	15,364
Total Technology Hardware, Storage & Peripherals		3,801,250
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	166	23,134
Lululemon Athletica, Inc.*	34	12,431
NIKE, Inc., Class B	1,450	115,173
Total Textiles, Apparel & Luxury Goods		150,738
Tobacco – 0.6%
Altria Group, Inc.	1,805	100,809
Philip Morris International, Inc.	1,544	239,753
Total Tobacco		340,562
Trading Companies & Distributors – 0.3%
Fastenal Co.	512	38,774
Ferguson Enterprises, Inc.	73	12,957
United Rentals, Inc.	63	40,466
Watsco, Inc.	36	18,156
WW Grainger, Inc.	48	49,018
Total Trading Companies & Distributors		159,371
Investments	Shares	Value
Water Utilities – 0.0%
American Water Works Co., Inc.	78	$10,606
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	1,163	313,649
Total United States		52,537,866
TOTAL COMMON STOCKS (COST: $46,109,385)		52,753,677
MUTUAL FUND – 8.3%
United States – 8.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.20%(b) (Cost: $4,944,151)	4,944,151	4,944,151
TOTAL INVESTMENTS IN SECURITIES – 97.0% (Cost: $51,053,536)		57,697,828
Other Assets less Liabilities – 3.0%		1,787,536
NET ASSETS – 100.0%		$59,485,364

*     Non-income producing security.

(a)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $198,192 and the total market value of the collateral held by the Fund was $199,721, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	191	4/28/25	$54,406,350	$562,890

See Notes to Financial Statements.

226    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$52,753,677	$—	$—	$52,753,677
Mutual Fund	—	4,944,151	—	4,944,151
Total Investments in Securities	$52,753,677	$4,944,151	$—	$57,697,828
Financial Derivative Instruments
Futures Contracts[1]	$562,890	$—	$—	$562,890
Total – Net	$53,316,567	$4,944,151	$—	$58,260,718

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    227

Schedule of Investments (unaudited) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) February 28, 2025
Investments	Shares	Value
COMMON STOCKS – 90.9%
Australia – 12.0%
De Grey Mining Ltd.*	65,434	$79,956
Evolution Mining Ltd.	107,937	408,765
Genesis Minerals Ltd.*	10,291	20,350
Gold Road Resources Ltd.	51,576	77,936
Northern Star Resources Ltd.	69,347	739,998
OceanaGold Corp.	37,822	101,871
Perseus Mining Ltd.	74,766	136,225
Ramelius Resources Ltd.	48,590	79,467
Regis Resources Ltd.*	44,713	88,975
St. Barbara Ltd.*	40,006	5,349
Vault Minerals Ltd.*	173,142	43,606
West African Resources Ltd.*	52,505	56,648
Westgold Resources Ltd.	25,809	40,284
Total Australia		1,879,430
Brazil – 4.7%
Wheaton Precious Metals Corp.	10,602	730,690
Burkina Faso – 2.3%
Endeavour Mining PLC	10,690	212,754
IAMGOLD Corp.*	27,698	152,893
Total Burkina Faso		365,647
Canada – 41.7%
Agnico Eagle Mines Ltd.	14,090	1,356,585
Alamos Gold, Inc., Class A	23,139	528,981
B2Gold Corp.	61,291	163,034
Barrick Gold Corp.	62,593	1,111,026
Centerra Gold, Inc.	12,305	70,812
Dundee Precious Metals, Inc.	11,049	130,083
Equinox Gold Corp.*	16,074	103,195
Franco-Nevada Corp.	6,371	913,314
GoGold Resources, Inc.*	16,132	17,022
Integra Resources Corp.*	748	805
K92 Mining, Inc.*	13,125	87,467
Kinross Gold Corp.	72,793	780,341
Lundin Gold, Inc.	4,692	129,828
New Gold, Inc.*	39,554	107,587
Osisko Gold Royalties Ltd.	9,084	166,510
Pan American Silver Corp.	21,157	504,171
Sandstorm Gold Ltd.	11,119	68,159
SSR Mining, Inc.*	12,303	122,907
Torex Gold Resources, Inc.*	5,003	109,711
Wesdome Gold Mines Ltd.*	8,030	80,994
Total Canada		6,552,532
China – 2.5%
Shandong Gold Mining Co. Ltd., Class A	16,700	53,426
Zhaojin Mining Industry Co. Ltd., Class H(a)	77,500	129,557
Zijin Mining Group Co. Ltd., Class A	96,200	202,490
Total China		385,473
Investments	Shares	Value
Kazakhstan – 0.1%
Solidcore Resources PLC*	4,821	$17,452
Mexico – 0.6%
Fresnillo PLC	10,810	101,065
Peru – 1.1%
Cia de Minas Buenaventura SAA, ADR	13,306	169,651
Russia – 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa – 6.4%
Gold Fields Ltd., ADR	39,107	702,752
Harmony Gold Mining Co. Ltd., ADR	31,204	310,480
Total South Africa		1,013,232
Turkey – 0.9%
Eldorado Gold Corp.*	10,609	146,086
United Kingdom – 5.4%
Anglogold Ashanti PLC	28,815	849,178
United States – 13.2%
Coeur Mining, Inc.*	15,121	77,873
Newmont Corp.	25,789	1,104,801
Newmont Corp., CDI	10,377	431,250
Royal Gold, Inc.	3,113	457,611
Total United States		2,071,535
TOTAL COMMON STOCKS (Cost: $13,515,205)		14,281,971
MUTUAL FUND – 5.7%
United States – 5.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $898,258)	898,258	898,258
TOTAL INVESTMENTS IN SECURITIES – 96.6% (Cost: $14,413,463)		15,180,229
Other Assets less Liabilities – 3.4%		529,997
NET ASSETS – 100.0%		$15,710,226

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     Security, or portion thereof, was on loan at February 28, 2025 (See Note 2). At February 28, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $109,495 and the total market value of the collateral held by the Fund was $117,169, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Financial Statements.

228    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) February 28, 2025
FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	51	4/28/25	$14,527,350	$165,265

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	14,281,971	—	—	14,281,971
Mutual Fund	—	898,258	—	898,258
Total Investments in Securities	$14,281,971	$898,258	$0	$15,180,229
Financial Derivative Instruments
Futures Contracts[1]	$165,265	$—	$—	$165,265
Total – Net	$14,447,236	$898,258	$0	$15,345,494

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    229

Schedule of Investments (unaudited) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 77.0%
U.S. Treasury Bill – 77.0%
4.30%, 8/7/25* (Cost: $109,941,923)	$112,000,000	$109,971,397
	Shares
EXCHANGE-TRADED FUNDS – 8.8%
United States – 8.8%
WisdomTree Bitcoin Fund^(a)	5,000,000	6,351,545
WisdomTree Floating Rate Treasury Fund(a)	123,773	6,233,208
TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,541,035)		12,584,753
Investments	Shares	Value
MUTUAL FUND — 6.4%
United States — 6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $9,144,332)	9,144,332	$9,144,332
TOTAL INVESTMENTS IN SECURITIES – 92.2% (Cost: $130,627,290)		131,700,482
Other Assets less Liabilities – 7.8%		11,173,792
NET ASSETS – 100.0%		$142,874,274

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
WisdomTree Bitcoin Fund	$4,127,362	$1,292,267	$ 894,990	$193,087	$1,633,819	$ 6,351,545	$ —
WisdomTree Floating Rate Treasury Fund	5,621,593	753,211	151,331	216	9,519	6,233,208	134,439
Total	$9,748,955	$2,045,478	$1,046,321	$193,303	$1,643,338	$12,584,753	$134,439

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	11	4/14/25	$ (717,912)	$ (19,733)
Aluminum	104	12/15/25	(6,828,900)	42,598
Copper	31	12/15/25	(7,282,675)	(372,825)
Nickel	30	12/15/25	(2,863,276)	63,725
Tin	28	3/17/25	(4,364,220)	(38,219)
Zinc	69	3/17/25	(4,776,767)	105,594
			$(26,833,750)	$ (218,860)
Long Exposure
Aluminum	117	4/14/25	$ 7,635,976	$ 8,714
Aluminum	104	12/15/25	6,828,900	(325,481)
Brent crude	173	2/27/26	11,895,480	(282,703)
Cattle Feeder	6	5/22/25	813,375	22,453
Cocoa	82	5/14/25	7,481,680	1,465,873
Coffee “C”	48	7/21/25	6,565,500	1,793,406
Copper	79	12/15/25	18,559,075	1,128,724
Corn	174	12/12/25	3,958,500	69,791
Cotton No. 2	62	5/7/25	2,022,750	(266,257)

See Notes to Financial Statements.

230    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) February 28, 2025
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Gasoline RBOB	58	11/28/25	$ 4,573,834	$ 64,127
Gold 100 Ounce	60	12/29/25	17,694,600	666,743
HRW Wheat	47	7/14/25	1,377,100	(83,414)
Lean Hogs	54	4/14/25	1,807,380	(43,614)
Live cattle	44	6/30/25	3,322,440	221,835
Low Sulphur Gasoil	82	12/11/25	5,342,300	25,841
Natural Gas	65	2/25/26	2,661,750	148,843
Nickel	29	7/14/25	2,705,542	(63,199)
Nickel	30	12/15/25	2,863,276	(234,473)
NY Harbor ULSD	55	3/31/25	5,347,650	(8,000)
Platinum	43	4/28/25	2,016,485	(15,647)
Silver	47	12/29/25	7,648,545	(276,840)
Soybean	94	11/14/25	4,838,650	(196,679)
Sugar No. 11	151	4/30/25	3,132,102	(36,461)
Tin	28	3/17/25	4,364,220	151,535
Tin	26	8/18/25	4,070,040	8,041
Wheat	103	7/14/25	2,931,638	(159,561)
WTI Crude Oil	170	2/20/26	11,089,100	(263,905)
Zinc	69	3/17/25	4,776,766	(505,887)
Zinc	65	7/14/25	4,557,442	(84,704)
			$162,882,096	$2,929,101
Total – Net			$136,048,346	$2,710,241
ABBREVIATIONS:
HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$109,971,397	$—	$109,971,397
Exchange-Traded Funds	12,584,753	—	—	12,584,753
Mutual Fund	—	9,144,332	—	9,144,332
Total Investments in Securities	$12,584,753	$119,115,729	$—	$131,700,482
Financial Derivative Instruments
Futures Contracts[1]	$5,987,843	$—	$—	$5,987,843
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,277,602)	$—	$—	$(3,277,602)
Total – Net	$15,294,994	$119,115,729	$—	$134,410,723

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    231

Schedule of Investments (unaudited) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.5%
U.S. Treasury Bill – 80.5% 4.29%, 5/1/25* (Cost: $129,570,128)	$130,500,000	$129,593,804
	Shares
EXCHANGE-TRADED FUNDS – 7.1%
United States – 7.1%
WisdomTree Bitcoin Fund^(a)	47,005	4,198,487
WisdomTree Floating Rate Treasury Fund(a)	144,162	7,259,998
TOTAL EXCHANGE-TRADED FUNDS (Cost: $10,311,380)		11,458,485
Investments	Shares	Value
MUTUAL FUND – 3.0%
United States – 3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.20%(b) (Cost: $4,762,713)	4,762,713	$4,762,713
TOTAL INVESTMENTS IN SECURITIES – 90.6% (Cost: $144,644,221)		145,815,002
Other Assets less Liabilities – 9.4%		15,140,974
NET ASSETS – 100.0%		$160,955,976

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of February 28, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
WisdomTree Bitcoin Fund	$ 2,933,344	$5,878,768	$6,530,737	$502,058	$1,415,054	$ 4,198,487	$ —
WisdomTree Floating Rate Treasury Fund	8,783,225	—	1,539,427	(2,614)	18,814	7,259,998	184,870
Total	$11,716,569	$5,878,768	$8,070,164	$499,444	$1,433,868	$11,458,485	$184,870

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	75	6/18/25	$ (8,332,031)	$ (142,526)
Copper	14	3/17/25	(3,275,671)	(63,432)
HRW Wheat	106	5/14/25	(3,036,900)	149,072
Lead	68	3/17/25	(3,355,086)	25,772
Lean Hogs	89	4/14/25	(2,978,830)	280,030
Nickel	36	3/17/25	(3,304,126)	25,853
Sugar No. 11	157	4/30/25	(3,256,557)	(69,127)
Tin	22	3/17/25	(3,429,030)	(46,156)
U.S. Treasury Long Bond	71	6/18/25	(8,384,656)	(248,643)
Wheat	109	5/14/25	(3,028,838)	156,306
Zinc	47	3/17/25	(3,253,739)	(16,450)
			$(45,635,464)	$ 50,699
Long Exposure
Brent Crude	43	3/31/25	$ 3,130,830	$ (55,148)
Cattle Feeder	24	3/27/25	3,299,700	112,806
Corn	127	5/14/25	2,981,325	(224,282)
Dollar Index	151	3/17/25	16,241,258	217,470
E-Mini Russell 2000 Index	115	3/21/25	12,450,475	(1,081,185)

See Notes to Financial Statements.

232    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) February 28, 2025
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index	239	3/21/25	$13,561,440*	$877,558
Gasoline RBOB	33	3/31/25	3,080,108	(87,295)
Gold 100 Ounce	11	4/28/25	3,133,350	(49,108)
Lead	2	3/17/25	98,679	(596)
Live Cattle	41	4/30/25	3,159,460	(75,998)
Low Sulphur Gasoil	47	4/10/25	3,184,250	(60,218)
Nikkei 225 Index	51	6/12/25	12,477,985*	(575,117)
NY Harbor ULSD	33	3/31/25	3,208,590	(30,885)
S&P 500 E-Mini Index	44	3/21/25	13,119,150	(355,075)
S&P/TSX 60 Index	61	3/20/25	12,967,714*	(8,038)
Silver	20	4/28/25	3,134,600	(176,450)
WTI Crude Oil	45	3/20/25	3,139,200	(44,258)
			$112,368,114	$(1,615,819)
Total – Net			$66,732,650	$(1,565,120)

*     Notional value has been converted to USD using the relevant foreign exchange rate as of February 28, 2025.

ABBREVIATIONS:
HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$129,593,804	$—	$129,593,804
Exchange-Traded Funds	11,458,485	—	—	11,458,485
Mutual Fund	—	4,762,713	—	4,762,713
Total Investments in Securities	$11,458,485	$134,356,517	$—	$145,815,002
Financial Derivative Instruments
Futures Contracts[1]	$1,844,867	$—	$—	$1,844,867
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,409,987)	$—	$—	$(3,409,987)
Total – Net	$9,893,365	$134,356,517	$—	$144,249,882

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    233

Schedule of Investments (unaudited) WisdomTree PutWrite Strategy Fund (PUTW) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bills – 98.4%
4.40%, 3/6/25*	$100,200,000	$100,164,803
4.31%, 8/7/25*	132,300,000	129,903,712
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $230,000,265)		230,068,515
	Shares
EXCHANGE-TRADED FUND – 4.5%
United States – 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $10,515,022)	208,976	10,524,031
MUTUAL FUND – 1.8%
United States – 1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $4,246,913)	4,246,913	4,246,913
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $244,762,200)		244,839,459
Other Liabilities less Assets – (4.7)%		(11,055,790)
NET ASSETS – 100.0%		$233,783,669

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)  Rate shown represents annualized 7-day yield as of February 28, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,285,086	$5,235,374	$—	$—	$3,571	$10,524,031	$161,140

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
S&P 500 Index*	(200)	$(125,200,000)	$6,260	3/21/2025	$(3,143,180)	$(2,949,820)	$(6,093,000)
S&P 500 Index*	(203)	(119,973,000)	5,910	4/4/2025	(1,799,799)	(131,746)	(1,931,545)
					$(4,942,979)	$(3,081,566)	$(8,024,545)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

234    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree PutWrite Strategy Fund (PUTW) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$230,068,515	$—	$230,068,515
Exchange-Traded Fund	10,524,031	—	—	10,524,031
Mutual Fund	—	4,246,913	—	4,246,913
Total Investments in Securities	$10,524,031	$234,315,428	$—	$244,839,459
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(8,024,545)	$—	$(8,024,545)
Total – Net	$10,524,031	$226,290,883	$—	$236,814,914

1Amount shown represents the market value of the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    235

Schedule of Investments (unaudited) WisdomTree Target Range Fund (GTR) February 28, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 72.7%
U.S. Treasury Bill – 72.7%
4.30%, 5/1/25* (Cost: $39,218,473)	$39,500,000	$39,225,710
	Shares
MUTUAL FUND – 1.9%
United States – 1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(a) (Cost: $1,034,431)	1,034,431	1,034,431
PURCHASED OPTIONS (EXCHANGE-TRADED) – 20.9%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF^	1,408	$ 9,011,200	$ 64	1/16/26	$2,470,532	$ 275,068	$ 2,745,600
iShares MSCI Emerging Markets ETF^	1,280	4,608,000	36	1/16/26	990,802	161,198	1,152,000
iShares Russell 2000 ETF^	482	9,013,400	187	1/16/26	2,351,728	(515,308)	1,836,420
SPDR S&P 500 ETF Trust^	455	22,522,500	495	1/16/26	5,835,042	(297,692)	5,537,350
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,648,104)							11,271,370
TOTAL INVESTMENTS IN SECURITIES – 95.5% (Cost: $51,901,008)							51,531,511
Other Assets less Liabilities – 4.5%							2,425,126
NET ASSETS – 100.0%							$53,956,637

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Rate shown represents annualized 7-day yield as of February 28, 2025.

(b)     Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF*	(1,408)	$(12,249,600)	$ 87	1/16/2026	$ (615,912)	$246,312	$ (369,600)
iShares MSCI Emerging Markets ETF*	(1,280)	(6,144,000)	48	1/16/2026	(148,753)	(11,887)	(160,640)
iShares Russell 2000 ETF*	(482)	(12,291,000)	255	1/16/2026	(449,461)	211,835	(237,626)
SPDR S&P 500 ETF Trust*	(455)	(30,485,000)	670	1/16/2026	(499,636)	103,330	(396,305)
					$(1,713,762)	$549,590	$(1,164,171)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

236    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Target Range Fund (GTR) February 28, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$39,225,710	$—	$39,225,710
Mutual Fund	—	1,034,431	—	1,034,431
Purchased Options	—	11,271,370	—	11,271,370
Total Investments in Securities	$—	$51,531,511	$—	$51,531,511
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,164,171)	$—	$(1,164,171)
Total – Net	$—	$50,367,340	$—	$50,367,340

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    237

Statements of Assets and Liabilities (unaudited) WisdomTree Trust February 28, 2025
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
ASSETS:
Investments in securities, at cost	$333,174,028	$4,486,275	$8,504,327	$3,053,259
Investments in affiliates, at cost (Note 3)	15,173,636	301,230	—	—
Repurchase agreements, at cost	—	2,140,000	—	—
Investments in securities, at value	333,260,876	4,487,301	8,524,266	3,008,093
Investments in affiliates, at value (Note 3)	15,183,540	302,160	—	—
Repurchase agreements, at value (Note 2)	—	2,140,000	—	—
Cash	—	26,913	—	—
Unrealized appreciation on foreign currency contracts	963,091	50,010	—	—
Receivables:
Investment securities sold	—	—	758,297	250,259
Due from broker	9	—	—	—
Securities lending	1,114	—	—	—
Interest	49,917	259	80,275	18,931
Total Assets	349,458,547	7,006,643	9,362,838	3,277,283
LIABILITIES:
Unrealized depreciation on foreign currency contracts	2,302,329	23,740	—	—
Payables:
Investment securities purchased	—	—	774,169	273,494
Advisory fees (Note 3)	116,121	2,919	680	339
Service fees (Note 2)	1,035	24	20	10
Total Liabilities	2,419,485	26,683	774,869	273,843
NET ASSETS	$347,039,062	$6,979,960	$8,587,969	$3,003,440
NET ASSETS:
Paid-in capital	$363,620,160	$55,175,244	$8,565,834	$3,091,548
Total distributable earnings (loss)	(16,581,098)	(48,195,284)	22,135	(88,108)
NET ASSETS	$347,039,062	$6,979,960	$8,587,969	$3,003,440
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,550,000	400,000	170,000	60,000
Net asset value per share	$27.65	$17.45	$50.52	$50.06

See Notes to Financial Statements.

238    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2025
	WisdomTree Bianco Total Return Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund
ASSETS:
Investments in securities, at cost	$55,973,068	$73,059,378	$66,176,021	$17,714,109,861
Investments in affiliates, at cost (Note 3)	2,398,558	—	—	—
Repurchase agreements, at cost	—	—	2,380,000	—
Foreign currency, at cost	—	832	1,285,160	—
Investments in securities, at value[1,2] (Note 2)	56,517,917	73,317,104	58,177,149	17,732,442,233
Investments in affiliates, at value (Note 3)	2,417,801	—	—	—
Repurchase agreements, at value (Note 2)	—	—	2,380,000	—
Cash	23,167	—	—	—
Deposits at broker for futures contracts	—	73,059	—	—
Foreign currency, at value	—	828	1,294,783	—
Unrealized appreciation on foreign currency contracts	—	—	50,060	—
Receivables:
Investment securities sold	10,295,405	3,341,478	99,275	463,012,369
Capital shares sold	—	—	—	133,914,145
Securities lending	2,152	400	—	—
Interest	114	992,179	935,913	61,471,525
Foreign tax reclaims	—	—	18,590	—
Net variation margin on futures contracts	—	8,851	—	—
Total Assets	69,256,556	77,733,899	62,955,770	18,390,840,272
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	11,301	—
Payables:
Cash collateral received for securities loaned (Note 2)	4,888,925	1,752,965	91,567	—
Investment securities purchased	10,301,305	3,578,261	—	596,993,003
Due to broker	211	—	—	519,143
Advisory fees (Note 3)	19,814	33,107	26,761	2,021,467
Service fees (Note 2)	176	243	214	59,296
Foreign capital gains tax	—	—	19,717	—
Cash due to custodian	—	—	1,459	—
Total Liabilities	15,210,431	5,364,576	151,019	599,592,909
NET ASSETS	$54,046,125	$72,369,323	$62,804,751	$17,791,247,363
NET ASSETS:
Paid-in capital	$53,536,212	$87,301,410	$103,421,781	$17,778,371,565
Total distributable earnings (loss)	509,913	(14,932,087)	(40,617,030)	12,875,798
NET ASSETS	$54,046,125	$72,369,323	$62,804,751	$17,791,247,363
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,130,000	1,100,000	2,400,000	353,397,500
Net asset value per share	$25.37	$65.79	$26.17	$50.34
[1] Includes market value of securities out on loan of:	$4,999,261	$2,264,133	$85,975	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    239

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2025
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
ASSETS:
Investments in securities, at cost	$189,438,237	$135,547,018	$65,094,378	$1,323,209,980
Repurchase agreements, at cost	—	50,000	—	—
Foreign currency, at cost	—	77	—	2,370
Investments in securities, at value[1,2] (Note 2)	190,628,491	131,912,461	64,100,055	1,329,979,414
Repurchase agreements, at value (Note 2)	—	50,000	—	—
Cash	9,008	160,034	7,874,393	48
Deposits at broker for futures contracts	1,823,364	2,411,445	54,664	2,692,108
Foreign currency, at value	—	80	—	2,275
Receivables:
Investment securities sold	—	5,303,922	4,886,427	2,783,504
Due from broker	—	—	8,363	256,530
Due from broker for TBA Sale Commitments (Note 2)	—	178,134	—	—
Securities lending	6,718	1,195	—	8,833
Interest	2,933,662	900,019	170,597	10,052,161
Net variation margin on futures contracts	—	—	15,761	445,229
Total Assets	195,401,243	140,917,290	77,110,260	1,346,220,102
LIABILITIES:
TBA sale commitments, at value[3] (Note 2)	—	180,453	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	9,860,490	2,544,350	—	22,403,588
Investment securities purchased	9,008	7,374,708	15,508,133	5,550,790
Due to broker	—	750	—	100,694
Advisory fees (Note 3)	59,987	24,030	20,965	151,901
Service fees (Note 2)	614	460	205	4,456
Net variation margin on futures contracts	485,614	485,023	—	—
Total Liabilities	10,415,713	10,609,774	15,529,303	28,211,429
NET ASSETS	$184,985,530	$130,307,516	$61,580,957	$1,318,008,673
NET ASSETS:
Paid-in capital	$206,461,805	$147,054,972	$65,727,420	$1,339,130,222
Total distributable earnings (loss)	(21,476,275)	(16,747,456)	(4,146,463)	(21,121,549)
NET ASSETS	$184,985,530	$130,307,516	$61,580,957	$1,318,008,673
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,300,000	5,800,000	1,400,000	26,960,000
Net asset value per share	$22.29	$22.47	$43.99	$48.89
[1] Includes market value of securities out on loan of:	$15,768,311	$2,697,255	$—	$27,301,270
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
3 TBA sale commitments, proceeds:	$—	$177,873	$—	$—
See Notes to Financial Statements.

240    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2025
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)
ASSETS:
Investments in securities, at cost	$924,512,300	$43,024,780	$60,652,681	$51,053,536
Repurchase agreements, at cost	19,070,000	—	—	—
Foreign currency, at cost	119	—	—	—
Investments in securities, at value[1,2] (Note 2)	901,142,822	43,355,833	61,472,615	57,697,828
Repurchase agreements, at value (Note 2)	19,070,000	—	—	—
Cash	959,268	—	—	21
Deposits at broker for futures contracts	—	59,130	—	2,636,021
Foreign currency, at value	125	—	—	—
Receivables:
Investment securities sold	19,113,509	—	—	—
Due from broker for TBA Sale Commitments (Note 2)	3,355,715	—	—	—
Capital shares sold	—	—	1,862	—
Dividends	—	—	181,671	65,075
Securities lending	5,478	806	—	8
Interest	7,863,145	273,265	390	895
Net variation margin on futures contracts	—	13,159	—	—
Total Assets	951,510,062	43,702,193	61,656,538	60,399,848
LIABILITIES:
TBA sale commitments, at value[3] (Note 2)	3,421,306	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	10,740,601	579,500	2,403,657	—
Investment securities purchased	40,680,019	312,859	182,036	—
Net variation margin on futures contracts	—	—	—	905,361
Due to broker	3,689	—	—	—
Advisory fees (Note 3)	83,093	3,828	20,354	8,927
Service fees (Note 2)	3,047	140	179	196
Total Liabilities	54,931,755	896,327	2,606,226	914,484
NET ASSETS	$896,578,307	$42,805,866	$59,050,312	$59,485,364
NET ASSETS:
Paid-in capital	$1,033,068,565	$48,115,066	$60,746,540	$50,529,649
Total distributable earnings (loss)	(136,490,258)	(5,309,200)	(1,696,228)	8,955,715
NET ASSETS	$896,578,307	$42,805,866	$59,050,312	$59,485,364
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	20,500,000	900,000	3,180,000	1,500,000
Net asset value per share	$43.74	$47.56	$18.57	$39.66
[1] Includes market value of securities out on loan of:	$13,793,469	$651,791	$3,875,709	$198,192
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
3 TBA sale commitments, proceeds:	$3,359,851	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    241

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust February 28, 2025
	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund
ASSETS:
Investments in securities, at cost	$14,413,463	$119,086,255	$134,332,841	$234,247,178
Investments in affiliates, at cost (Note 3)	—	11,541,035	10,311,380	10,515,022
Foreign currency, at cost	231	—	—	—
Investments in securities, at value[1]	15,180,229	119,115,729	134,356,517	234,315,428
Investments in affiliates, at value (Note 3)	—	12,584,753	11,458,485	10,524,031
Cash	271	—	—	—
Deposits at broker for futures contracts	762,000	10,185,051	15,217,838	—
Foreign currency, at value	232	—	—	—
Receivables:
Investment securities sold	—	—	—	1,799,799
Capital shares sold	—	5,714,994	—	—
Dividends	13,514	19,153	8,021	—
Securities lending	103	31	3	—
Interest	311	18,916	8,562	12,541
Foreign tax reclaims	1,039	—	—	—
Total Assets	15,957,699	147,638,627	161,049,426	246,651,799
LIABILITIES:
Written options, at value[2]	—	—	—	8,024,545
Payables:
Investment securities purchased	—	3,199,557	—	4,762,366
Net variation margin on futures contracts	241,740	1,506,643	11,912	—
Due to broker	—	—	—	6,856
Advisory fees (Note 3)	5,678	57,675	80,978	71,595
Service fees (Note 2)	55	478	560	727
Cash due to custodian	—	—	—	2,041
Total Liabilities	247,473	4,764,353	93,450	12,868,130
NET ASSETS	$15,710,226	$142,874,274	$160,955,976	$233,783,669
NET ASSETS:
Paid-in capital	$16,860,884	$207,593,238	$209,115,013	$239,446,482
Total distributable earnings (loss)	(1,150,658)	(64,718,964)	(48,159,037)	(5,662,813)
NET ASSETS	$15,710,226	$142,874,274	$160,955,976	$233,783,669
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,000	7,500,000	4,650,000	7,150,000
Net asset value per share	$34.91	$19.05	$34.61	$32.70
[1] Includes market value of securities out on loan of:	$109,495	$—	$—	$—
[2] Premiums received on written options:	$—	$—	$—	$4,942,979

See Notes to Financial Statements.

242    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust February 28, 2025
WisdomTree Target Range Fund
ASSETS:
Investments in securities, at cost	$51,901,008
Investments in securities, at value	51,531,511
Cash	992,781
Deposits at broker for written options	3,474,132
Receivables:
Due from broker	138,687
Interest	3,821
Total Assets	56,140,932
LIABILITIES:
Written options, at value[1]	1,164,171
Payables:
Investment securities purchased	992,616
Advisory fees (Note 3)	27,336
Service fees (Note 2)	172
Total Liabilities	2,184,295
NET ASSETS	$53,956,637
NET ASSETS:
Paid-in capital	$53,195,950
Total distributable earnings (loss)	760,687
NET ASSETS	$53,956,637
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,250,000
Net asset value per share	$23.98
[1] Premiums received on written options:	$1,713,762

See Notes to Financial Statements.

WisdomTree Trust    243

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended February 28, 2025
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
INVESTMENT INCOME:
Dividends	$89,150	$—	$235	$136
Dividends from affiliates (Note 3)	232,355	7,453	—	—
Interest	5,261,217	155,560	97,883	72,430
Securities lending income, net (Note 2)	9,133	8	17	17
Total investment income	5,591,855	163,021	98,135	72,583
EXPENSES:
Advisory fees (Note 3)	606,188	19,590	3,573	2,722
Service fees (Note 2)	5,334	157	106	80
Total expenses	611,522	19,747	3,679	2,802
Expense waivers (Note 3)	(7,441)	(246)	—	—
Net expenses	604,081	19,501	—	—
Net investment income	4,987,774	143,520	94,456	69,781
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	17,637	(210)	2,800	(12,065)
Investment transactions in affiliates (Note 3)	176	86	—	—
In-kind redemptions	—	—	—	(26,352)
Foreign currency contracts	8,006,054	(471)	—	—
Net realized gain (loss)	8,023,867	(595)	2,800	(38,417)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	6,445	(726)	2,310	(89,644)
Investment transactions in affiliates (Note 3)	7,394	488	—	—
Foreign currency contracts	1,756,004	(151,926)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	1,769,843	(152,164)	2,310	(89,644)
Net realized and unrealized gain (loss) on investments	9,793,710	(152,759)	5,110	(128,061)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,781,484	$(9,239)	$99,566	$(58,280)
See Notes to Financial Statements.

244    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2025
	WisdomTree Bianco Total Return Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund
INVESTMENT INCOME:
Dividends	$577,928	$63,361	$—	$129,339
Dividends from affiliates (Note 3)	206,467	—	—	—
Interest	—	2,087,748	2,312,444	395,291,087
Securities lending income, net (Note 2)	21,189	3,733	97	1,256
Less: Foreign withholding taxes on interest	—	—	(46,687)	—
Total investment income	805,584	2,154,842	2,265,854	395,421,682
EXPENSES:
Advisory fees (Note 3)	73,298	207,671	186,405	12,683,963
Service fees (Note 2)	645	1,523	1,491	372,063
Total expenses	73,943	209,194	187,896	13,056,026
Expense waivers (Note 3)	(5,215)	—	—	—
Net expenses	68,728	209,194	187,896	13,056,026
Net investment income	736,856	1,945,648	2,077,958	382,365,656
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(80,595)	27,785	(2,075,661)	3,361,608
Investment transactions in affiliates (Note 3)	(34,321)	—	—	—
In-kind redemptions	—	—	(524,198)	2,146,811
Futures contracts	—	(36,515)	—	—
Foreign currency contracts	—	—	93,500	—
Foreign currency related transactions	—	—	318,494	—
Net realized gain (loss)	(114,916)	(8,730)	(2,187,865)	5,508,419
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	423,212	(183,548)	(1,196,440)	29,895,351
Investment transactions in affiliates (Note 3)	12,240	—	—	—
Futures contracts	—	(8,420)	—	—
Foreign currency contracts	—	—	125,773	—
Translation of assets and liabilities denominated in foreign currencies	—	(49)	9,960	—
Net increase (decrease) in unrealized appreciation/depreciation	435,452	(192,017)	(1,060,707)	29,895,351
Net realized and unrealized gain (loss) on investments	320,536	(200,747)	(3,248,572)	35,403,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,057,392	$1,744,901	$(1,170,614)	$417,769,426
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$17,186	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(18,701)	$—

See Notes to Financial Statements.

WisdomTree Trust    245

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2025
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
INVESTMENT INCOME:
Interest	$5,271,396	$3,117,696	$1,316,679	$33,353,164
Securities lending income, net (Note 2)	51,859	5,283	—	61,184
Less: Foreign withholding taxes on interest	(2,777)	(633)	—	(206)
Total investment income	5,320,478	3,122,346	1,316,679	33,414,142
EXPENSES:
Advisory fees (Note 3)	344,457	167,655	122,552	983,445
Service fees (Note 2)	3,525	3,207	1,198	28,848
Total expenses	347,982	170,862	123,750	1,012,293
Net investment income	4,972,496	2,951,484	1,192,929	32,401,849
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(214,487)	(1,478,282)	(121,961)	1,704,363
In-kind redemptions	—	(1,508,286)	—	987,679
Futures contracts	3,488,523	6,332,812	(69,825)	(3,891,443)
Foreign currency related transactions	—	—	—	(1)
Net realized gain (loss)	3,274,036	3,346,244	(191,786)	(1,199,402)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	173,636	731,022	(356,291)	(16,607,705)
Futures contracts	(1,833,140)	(2,398,095)	58,115	2,259,790
Translations of assets and liabilities denominated in foreign currencies	—	(5)	—	(134)
Net decrease in unrealized appreciation/depreciation	(1,659,504)	(1,667,078)	(298,176)	(14,348,049)
Net realized and unrealized gain (loss) on investments	1,614,532	1,679,166	(489,962)	(15,547,451)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,587,028	$4,630,650	$702,967	$16,854,398

See Notes to Financial Statements.

246    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2025
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)
INVESTMENT INCOME:
Dividends	$—	$—	$1,848,177	$325,368
Interest	21,111,275	835,951	1,434	56,931
Non-cash dividends	—	—	—	924
Securities lending income, net (Note 2)	28,377	2,239	8,964	31
Total investment income	21,139,652	838,190	1,858,575	383,254
EXPENSES:
Advisory fees (Note 3)	556,158	21,181	82,561	50,067
Service fees (Note 2)	20,392	776	727	1,102
Total expenses	576,550	21,957	83,288	51,169
Net investment income	20,563,102	816,233	1,775,287	332,085
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(4,438,189)	69,470	(235,999)	(344,505)
In-kind redemptions	(1,852,658)	14,304	—	1,973,474
Futures contracts	—	(113,390)	—	3,975,540
Net realized gain (loss)	(6,290,847)	(29,616)	(235,999)	5,604,509
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(5,484,349)	(98,243)	501,863	1,089,207
Futures contracts	—	53,272	—	(70,840)
Translation of assets and liabilities denominated in foreign currencies	(8)	2	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(5,484,357)	(44,969)	501,863	1,018,367
Net realized and unrealized gain (loss) on investments	(11,775,204)	(74,585)	265,864	6,622,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,787,898	$741,648	$2,041,151	$6,954,961

See Notes to Financial Statements.

WisdomTree Trust    247

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended February 28, 2025
	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund
INVESTMENT INCOME:
Dividends	$91,033	$80,951	$41,560	$175
Dividends from affiliates (Note 3)	—	134,439	184,870	161,140
Interest	20,520	2,664,192	3,988,676	3,510,040
Securities lending income, net (Note 2)	677	413	1,246	565
Less: Foreign withholding taxes on dividends	(8,542)	—	—	—
Total investment income	103,688	2,879,995	4,216,352	3,671,920
EXPENSES:
Advisory fees (Note 3)	31,650	366,413	606,184	343,863
Service fees (Note 2)	309	2,931	4,103	3,439
Total expenses	31,959	369,344	610,287	347,302
Expense waivers (Note 3)	—	(11,921)	(11,612)	(5,068)
Net expenses	31,959	357,423	598,675	342,234
Net investment income	71,729	2,522,572	3,617,677	3,329,686
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(235,353)	(1,736,090)	96,866	(9,691)
Investment transactions in affiliates (Note 3)	—	193,303	499,444	—
In-kind redemptions	384,621	—	—	—
Futures contracts	831,825	(788,500)	(744,544)	—
Written options	—	—	—	7,005,972
Foreign currency related transactions	(538)	—	(75,100)	—
Net realized gain (loss)	980,555	(2,331,287)	(223,334)	6,996,281
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(145,031)	8,434	(18,854)	33,932
Investment transactions in affiliates (Note 3)	—	1,643,338	1,433,868	3,571
Futures contracts	24,925	6,550,828	(4,181,686)	—
Written options	—	—	—	(4,079,037)
Translations of assets and liabilities denominated in foreign currencies	(21)	—	(10,253)	—
Net increase (decrease) in unrealized appreciation/depreciation	(120,127)	8,202,600	(2,776,925)	(4,041,534)
Net realized and unrealized gain (loss) on investments	1,221,494	5,871,313	(3,000,259)	2,954,747
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$932,157	$8,393,885	$617,418	$6,284,433
See Notes to Financial Statements.

248    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended February 28, 2025
WisdomTree Target Range Fund
INVESTMENT INCOME:
Interest	$1,039,357
Securities lending income, net (Note 2)	240
Total investment income	1,039,597
EXPENSES:
Advisory fees (Note 3)	208,651
Service fees (Note 2)	1,312
Total expenses	209,963
Net investment income	829,634
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,870,722
Written options	76,165
Net realized gain	1,946,887
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(3,126,386)
Written options	725,647
Net decrease in unrealized appreciation/depreciation	(2,400,739)
Net realized and unrealized loss on investments	(453,852)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375,782

See Notes to Financial Statements.

WisdomTree Trust    249

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,987,774	$10,576,666	$143,520	$416,304
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	8,023,867	6,191,971	(595)	(248,804)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and foreign currency contracts	1,769,843	(6,958,577)	(152,164)	394,546
Net increase (decrease) in net assets resulting from operations	14,781,484	9,810,060	(9,239)	562,046
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,556,776)	(11,670,750)	(366,632)	(396,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	313,661,900	401,875,278	—	12,573,472
Cost of shares redeemed	(194,177,340)	(374,261,815)	—	(14,222,905)
Net increase (decrease) in net assets resulting from capital share transactions	119,484,560	27,613,463	—	(1,649,433)
Net Increase (Decrease) in Net Assets	124,709,268	25,752,773	(375,871)	(1,483,387)
NET ASSETS:
Beginning of period	$222,329,794	$196,577,021	$7,355,831	$8,839,218
End of period	$347,039,062	$222,329,794	$6,979,960	$7,355,831
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	8,350,000	7,300,000	400,000	500,000
Shares created	11,300,000	15,000,000	—	700,000
Shares redeemed	(7,100,000)	(13,950,000)	—	(800,000)
Shares outstanding, end of period	12,550,000	8,350,000	400,000	400,000

See Notes to Financial Statements.

250    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree 1-3 Year Laddered Treasury Fund		WisdomTree 7-10 Year Laddered Treasury Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Period March 14, 2024* through August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Period March 14, 2024* through August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$94,456	$20,851	$69,781	$52,895
Net realized gain (loss) on investments	2,800	1,456	(38,417)	33,690
Net increase (decrease) in net unrealized appreciation/depreciation on investments	2,310	17,629	(89,644)	44,478
Net increase (decrease) in net assets resulting from operations	99,566	39,936	(58,280)	131,063
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(95,367)	(22,000)	(72,033)	(55,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,562,839	2,002,995	1,037,699	5,001,676
Cost of shares redeemed	—	(100)	(967,841)	(2,013,444)
Net increase in net assets resulting from capital share transactions	6,562,839	2,002,895	69,858	2,988,232
Net Increase (Decrease) in Net Assets	6,567,038	2,020,831	(60,455)	3,063,795
NET ASSETS:
Beginning of period	$2,020,931	$100	$3,063,895	$100
End of period	$8,587,969	$2,020,931	$3,003,440	$3,063,895
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	40,000	2	60,000	2
Shares created	130,000	40,000	20,000	100,000
Shares redeemed	—	(2)	(20,000)	(40,002)
Shares outstanding, end of period	170,000	40,000	60,000	60,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    251

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Bianco Total Return Fund		WisdomTree Emerging Markets Corporate Bond Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Period December 20, 2023* through August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$736,856	$78,770	$1,945,648	$2,587,893
Net realized gain (loss) on investments and futures contracts	(114,916)	14,002	(8,730)	(463,919)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	435,452	128,640	(192,017)	3,576,942
Net increase in net assets resulting from operations	1,057,392	221,412	1,744,901	5,700,916
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(690,453)	(73,855)	(2,009,371)	(2,664,370)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,793,162	7,231,212	6,626,408	25,698,304
Cost of shares redeemed	—	(492,845)	—	(3,201,575)
Net increase in net assets resulting from capital share transactions	46,793,162	6,738,367	6,626,408	22,496,729
Net Increase in Net Assets	47,160,101	6,885,924	6,361,938	25,533,275
NET ASSETS:
Beginning of period	$6,886,024	$100	$66,007,385	$40,474,110
End of period	$54,046,125	$6,886,024	$72,369,323	$66,007,385
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	270,000	4	1,000,000	650,000
Shares created	1,860,000	290,000	100,000	400,000
Shares redeemed	—	(20,004)	—	(50,000)
Shares outstanding, end of period	2,130,000	270,000	1,100,000	1,000,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

252    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,077,958	$5,227,578	$382,365,656	$956,847,209
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(2,187,865)	(4,638,479)	5,508,419	1,332,409
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,060,707)	3,097,377	29,895,351	(17,517,253)
Net increase (decrease) in net assets resulting from operations	(1,170,614)	3,686,476	417,769,426	940,662,365
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,912,500)	(672,727)	(383,587,723)	(956,027,359)
Tax return of capital	—	(3,833,273)	—	—
Total distributions to shareholders	(1,912,500)	(4,506,000)	(383,587,723)	(956,027,359)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	2,704,886	3,550,729,070	5,872,159,760
Cost of shares redeemed	(7,907,327)	(30,791,490)	(3,160,148,483)	(6,546,208,163)
Net increase (decrease) in net assets resulting from capital share transactions	(7,907,327)	(28,086,604)	390,580,587	(674,048,403)
Net Increase (Decrease) in Net Assets	(10,990,441)	(28,906,128)	424,762,290	(689,413,397)
NET ASSETS:
Beginning of period	$73,795,192	$102,701,320	$17,366,485,073	$18,055,898,470
End of period	$62,804,751	$73,795,192	$17,791,247,363	$17,366,485,073
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,700,000	3,750,000	345,627,500	358,927,500
Shares created	—	100,000	70,520,000	116,650,000
Shares redeemed	(300,000)	(1,150,000)	(62,750,000)	(129,950,000)
Shares outstanding, end of period	2,400,000	2,700,000	353,397,500	345,627,500

See Notes to Financial Statements.

WisdomTree Trust    253

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,972,496	$9,933,149	$2,951,484	$6,777,084
Net realized gain (loss) on investments and futures contracts	3,274,036	(12,173,096)	3,346,244	(9,947,624)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(1,659,504)	17,439,365	(1,667,078)	14,629,281
Net increase in net assets resulting from operations	6,587,028	15,199,418	4,630,650	11,458,741
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,063,594)	(9,955,140)	(3,172,677)	(11,265,043)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,818,396	34,725,186	45,943,304	58,692,562
Cost of shares redeemed	—	(43,506,673)	(75,123,788)	(101,685,871)
Net increase (decrease) in net assets resulting from capital share transactions	35,818,396	(8,781,487)	(29,180,484)	(42,993,309)
Net Increase (Decrease) in Net Assets	37,341,830	(3,537,209)	(27,722,511)	(42,799,611)
NET ASSETS:
Beginning of period	$147,643,700	$151,180,909	$158,030,027	$200,829,638
End of period	$184,985,530	$147,643,700	$130,307,516	$158,030,027
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	6,700,000	7,100,000	7,100,000	9,050,000
Shares created	1,600,000	1,600,000	2,050,000	2,650,000
Shares redeemed	—	(2,000,000)	(3,350,000)	(4,600,000)
Shares outstanding, end of period	8,300,000	6,700,000	5,800,000	7,100,000
See Notes to Financial Statements.

254    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Mortgage Plus Bond Fund		WisdomTree Voya Yield Enhanced USD Universal Bond Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,192,929	$1,582,410	$32,401,849	$59,110,457
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(191,786)	24,407	(1,199,402)	(20,799,044)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(298,176)	2,110,783	(14,348,049)	57,452,909
Net increase in net assets resulting from operations	702,967	3,717,600	16,854,398	95,764,322
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,249,556)	(1,502,460)	(34,056,462)	(58,363,596)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,110,188	29,938,645	46,744,832	167,554,032
Cost of shares redeemed	(4,507,471)	(4,320,227)	(65,070,176)	(4,781,425)
Net increase (decrease) in net assets resulting from capital share transactions	8,602,717	25,618,418	(18,325,344)	162,772,607
Net Increase (Decrease) in Net Assets	8,056,128	27,833,558	(35,527,408)	200,173,333
NET ASSETS:
Beginning of period	$53,524,829	$25,691,271	$1,353,536,081	$1,153,362,748
End of period	$61,580,957	$53,524,829	$1,318,008,673	$1,353,536,081
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,200,000	600,000	27,320,000	23,960,000
Shares created	300,000	700,000	960,000	3,460,000
Shares redeemed	(100,000)	(100,000)	(1,320,000)	(100,000)
Shares outstanding, end of period	1,400,000	1,200,000	26,960,000	27,320,000

See Notes to Financial Statements.

WisdomTree Trust    255

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$20,563,102	$38,732,395	$816,233	$2,432,886
Net realized loss on investments and futures contracts	(6,290,847)	(35,269,540)	(29,616)	(2,085,674)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(5,484,357)	66,207,631	(44,969)	3,979,362
Net increase in net assets resulting from operations	8,787,898	69,670,486	741,648	4,326,574
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,942,076)	(39,070,160)	(838,948)	(2,484,580)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	106,219,577	184,960,473	9,467,237	4,737,470
Cost of shares redeemed	(130,662,267)	(181,934,085)	(4,768,792)	(66,318,921)
Net increase (decrease) in net assets resulting from capital share transactions	(24,442,690)	3,026,388	4,698,445	(61,581,451)
Net Increase (Decrease) in Net Assets	(36,596,868)	33,626,714	4,601,145	(59,739,457)
NET ASSETS:
Beginning of period	$933,175,175	$899,548,461	$38,204,721	$97,944,178
End of period	$896,578,307	$933,175,175	$42,805,866	$38,204,721
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	21,100,000	21,100,000	800,000	2,100,000
Shares created	2,400,000	4,300,000	200,000	100,000
Shares redeemed	(3,000,000)	(4,300,000)	(100,000)	(1,400,000)
Shares outstanding, end of period	20,500,000	21,100,000	900,000	800,000

See Notes to Financial Statements.

256    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Alternative Income Fund		WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,775,287	$1,596,190	$332,085	$258,771
Net realized gain (loss) on investments and futures contracts	(235,999)	(502,575)	5,604,509	2,345,214
Net increase in net unrealized appreciation/depreciation on investments and futures contracts	501,863	1,191,628	1,018,367	5,251,321
Net increase in net assets resulting from operations	2,041,151	2,285,243	6,954,961	7,855,306
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,207,698)	(1,639,354)	(3,699,370)	(307,865)
Tax return of capital	—	(277,646)	—	—
Total distributions to shareholders	(2,207,698)	(1,917,000)	(3,699,370)	(307,865)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,984,023	7,801,984	21,729,916	21,031,024
Cost of shares redeemed	—	—	(5,464,858)	—
Net increase in net assets resulting from capital share transactions	38,984,023	7,801,984	16,265,057	21,031,024
Net Increase in Net Assets	38,817,476	8,170,227	19,520,648	28,578,465
NET ASSETS:
Beginning of period	$20,232,836	$12,062,609	$39,964,716	$11,386,251
End of period	$59,050,312	$20,232,836	$59,485,364	$39,964,716
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,060,000	640,000	1,100,000	450,000
Shares created	2,120,000	420,000	550,000	650,000
Shares redeemed	—	—	(150,000)	—
Shares outstanding, end of period	3,180,000	1,060,000	1,500,000	1,100,000

See Notes to Financial Statements.

WisdomTree Trust    257

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)		WisdomTree Enhanced Commodity Strategy Fund (consolidated)
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$71,729	$129,152	$2,522,572	$6,271,694
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	980,555	806,524	(2,331,287)	2,608,801
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(120,127)	2,240,683	8,202,600	(3,535,090)
Net increase in net assets resulting from operations	932,157	3,176,359	8,393,885	5,345,405
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,346,160)	(552,534)	(4,670,528)	(6,008,710)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,080,286	1,680,579	28,602,544	37,947,171
Cost of shares redeemed	(2,850,909)	(1,489,987)	(14,159,869)	(79,312,402)
Net increase (decrease) in net assets resulting from capital share transactions	6,229,377	190,592	14,442,675	(41,365,231)
Net Increase (Decrease) in Net Assets	5,815,374	2,814,417	18,166,032	(42,028,536)
NET ASSETS:
Beginning of period	$9,894,852	$7,080,435	$124,708,242	$166,736,778
End of period	$15,710,226	$9,894,852	$142,874,274	$124,708,242
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	300,000	300,000	6,750,000	9,250,000
Shares created	250,000	50,000	1,500,000	2,050,000
Shares redeemed	(100,000)	(50,000)	(750,000)	(4,550,000)
Shares outstanding, end of period	450,000	300,000	7,500,000	6,750,000

See Notes to Financial Statements.

258    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree PutWrite Strategy Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,617,677	$8,172,311	$3,329,686	$4,517,911
Net realized gain (loss) on investments, futures contracts, written options and foreign currency related transactions	(223,334)	3,960,677	6,996,281	7,706,276
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	(2,776,925)	571,959	(4,041,534)	(111,824)
Net increase in net assets resulting from operations	617,418	12,704,947	6,284,433	12,112,363
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,002,051)	(7,722,950)	(9,907,936)	(4,517,911)
Tax return of capital	—	—	—	(5,528,089)
Total distributions to shareholders	(7,002,051)	(7,722,950)	(9,907,936)	(10,046,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,028,325	83,160,877	115,715,669	55,826,366
Cost of shares redeemed	(56,134,905)	(34,840,624)	(3,341,634)	(31,656,191)
Net increase (decrease) in net assets resulting from capital share transactions	(40,106,580)	48,320,253	112,374,035	24,170,175
Net Increase (Decrease) in Net Assets	(46,491,213)	53,302,250	108,750,532	26,236,538
NET ASSETS:
Beginning of period	$207,447,189	$154,144,939	$125,033,137	$98,796,599
End of period	$160,955,976	$207,447,189	$233,783,669	$125,033,137
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	5,800,000	4,400,000	3,800,000	3,100,000
Shares created	450,000	2,350,000	3,450,000	1,700,000
Shares redeemed	(1,600,000)	(950,000)	(100,000)	(1,000,000)
Shares outstanding, end of period	4,650,000	5,800,000	7,150,000	3,800,000
See Notes to Financial Statements.

WisdomTree Trust    259

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Target Range Fund
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$829,634	$1,974,906
Net realized gain on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	1,946,887	6,335,735
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,400,739)	184,122
Net increase in net assets resulting from operations	375,782	8,494,763
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,269,961)	(2,807,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,211,416	2,907,822
Cost of shares redeemed	(21,606,961)	(10,395,656)
Net decrease in net assets resulting from capital share transactions	(6,395,545)	(7,487,834)
Net Decrease in Net Assets	(8,289,724)	(1,800,071)
NET ASSETS:
Beginning of period	$62,246,361	$64,046,432
End of period	$53,956,637	$62,246,361
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,525,000	2,850,000
Shares created	625,000	125,000
Shares redeemed	(900,000)	(450,000)
Shares outstanding, end of period	2,250,000	2,525,000

See Notes to Financial Statements.

260    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$26.63	$26.93	$28.81	$25.57	$26.23	$28.11
Investment Operations:
Net investment income (loss)[1]	0.56	1.29	0.96	0.06	(0.12)	0.05
Net realized and unrealized gain (loss)	1.56	0.17[2]	(0.80)	3.18	(0.37)	(1.11)
Net increase from payment by sub-adviser	—	—	—	0.00[3]	—	—
Total from investment operations	2.12	1.46	0.16	3.24	(0.49)	(1.06)
Dividends and distributions to shareholders:
Net investment income	(1.10)	(1.76)	(0.28)	—	(0.17)	(0.82)
Capital gains	—	—	(1.76)	—	—	—
Total dividends and distributions to shareholders	(1.10)	(1.76)	(2.04)	—	(0.17)	(0.82)
Net asset value, end of period	$27.65	$26.63	$26.93	$28.81	$25.57	$26.23
TOTAL RETURN[4]	7.98%	5.77%	0.71%	12.67%[5]	(1.85)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$347,039	$222,330	$196,577	$397,582	$143,168	$83,951
Ratio to average net assets of:
Expenses[6,7]	0.50%[8]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.11%[8]	4.84%	3.52%	0.21%	(0.45)%	0.19%
Portfolio turnover rate[9,10]	66%	106%	78%	156%	55%	266%
WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$18.39	$17.68	$16.47	$18.19	$17.55	$18.19
Investment Operations:
Net investment income (loss)[1]	0.36	0.85	0.63	(0.04)	(0.09)	0.12
Net realized and unrealized gain (loss)	(0.38)	0.22	0.71	(1.68)	0.85	(0.41)
Total from investment operations	(0.02)	1.07	1.34	(1.72)	0.76	(0.29)
Dividends to shareholders:
Net investment income	(0.92)	(0.36)	(0.13)	—	(0.12)	(0.35)
Net asset value, end of period	$17.45	$18.39	$17.68	$16.47	$18.19	$17.55
TOTAL RETURN[4]	(0.02)%	6.11%	8.20%	(9.46)%	4.31%	1.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,980	$7,356	$8,839	$8,235	$12,732	$10,532
Ratio to average net assets of:
Expenses[6,7]	0.55%[8]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	4.03%[8]	4.74%	3.67%	(0.21)%	(0.51)%	0.65%
Portfolio turnover rate[9]	0%	132%[10]	0%	36%[10]	26%[10]	0%

1   Based on average shares outstanding.

2   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3   Amount represents less than $0.005.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   Annualized.

9   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

10  During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

WisdomTree Trust    261

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 1-3 Year Laddered Treasury Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.52	$49.97
Investment Operations:
Net investment income[1]	0.98	1.07
Net realized and unrealized gain (loss)	(0.10)[2]	0.48
Total from investment operations	0.88	1.55
Dividends and distributions to shareholders:
Net investment income	(0.86)	(1.00)
Capital gains	(0.02)	—
Total dividends and distributions to shareholders	(0.88)	—
Net asset value, end of period	$50.52	$50.52
TOTAL RETURN[3]	1.77%	3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,588	$2,021
Ratio to average net assets of:
Expenses	0.15%[4]	0.15%[4]
Net investment income	3.97%[4]	4.61%[4]
Portfolio turnover rate[5]	57%	53%
WisdomTree 7-10 Year Laddered Treasury Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$51.06	$49.89
Investment Operations:
Net investment income[1]	0.95	0.94
Net realized and unrealized gain (loss)	(0.97)	1.16
Total from investment operations	(0.02)	2.10
Dividends and distributions to shareholders:
Net investment income	(0.95)	(0.93)
Capital gains	(0.03)	—
Total dividends and distributions to shareholders	(0.98)	—
Net asset value, end of period	$50.06	$51.06
TOTAL RETURN[3]	(0.01)%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,003	$3,064
Ratio to average net assets of:
Expenses	0.15%[4]	0.15%[4]
Net investment income	3.84%[4]	4.09%[4]
Portfolio turnover rate[5]	19%	19%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4     Annualized.

5     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

262    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bianco Total Return Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Period December 20, 2023* through August 31, 2024
Net asset value, beginning of period	$25.50	$24.97
Investment Operations:
Net investment income[1]	0.62	0.50
Net realized and unrealized gain (loss)	(0.28)	0.50
Total from investment operations	0.34	1.00
Dividends and distributions to shareholders:
Net investment income	(0.45)	(0.47)
Capital gains	(0.02)	—
Total dividends and distributions to shareholders	(0.47)	—
Net asset value, end of period	$25.37	$25.50
TOTAL RETURN[2]	1.38%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,046	$6,886
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.47%[4]	0.48%[4]
Expenses, prior to expense waivers[3]	0.50%[4]	0.50%[4]
Net investment income	5.03%[4]	2.90%[4]
Portfolio turnover rate[5]	93%	72%
WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$66.01	$62.27	$61.95	$76.11	$74.14	$72.72
Investment Operations:
Net investment income[1]	1.83	3.32	2.74	2.53	2.63	2.99
Net realized and unrealized gain (loss)	(0.17)	3.88	0.33	(14.16)	1.94	1.47
Total from investment operations	1.66	7.20	3.07	(11.63)	4.57	4.46
Dividends to shareholders:
Net investment income	(1.88)	(3.46)	(2.75)	(2.53)	(2.60)	(3.04)
Net asset value, end of period	$65.79	$66.01	$62.27	$61.95	$76.11	$74.14
TOTAL RETURN[2]	2.57%	11.92%	5.11%	(15.52)%	6.26%	6.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$72,369	$66,007	$40,474	$52,655	$53,279	$29,655
Ratio to average net assets of:
Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.62%[4]	5.22%	4.45%	3.70%	3.48%	4.13%
Portfolio turnover rate[5]	118%	147%	142%	36%	56%	43%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Bianco Total Return Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    263

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$27.33	$27.39	$25.75	$32.48	$32.70	$34.35
Investment Operations:
Net investment income[1]	0.81	1.66	1.50	1.57	1.64	1.83
Net realized and unrealized gain (loss)	(1.22)	(0.28)	1.46	(6.89)	(0.33)	(1.76)
Total from investment operations	(0.41)	1.38	2.96	(5.32)	1.31	0.07
Dividends to shareholders:
Net investment income	(0.75)	(0.21)	(0.79)	(0.48)	(0.52)	(0.60)
Tax return of capital	—	(1.23)	(0.53)	(0.93)	(1.01)	(1.12)
Total dividends and distributions to shareholders	(0.75)	(1.44)	(1.32)	(1.41)	(1.53)	(1.72)
Net asset value, end of period	$26.17	$27.33	$27.39	$25.75	$32.48	$32.70
TOTAL RETURN[2]	(1.50)%	5.24%	11.83%	(16.69)%	4.06%	0.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$62,805	$73,795	$102,701	$87,544	$134,784	$127,519
Ratio to average net assets of:
Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	6.13%[3]	6.12%	5.68%	5.47%	4.97%	5.42%
Portfolio turnover rate[4]	7%	14%	21%	31%	31%	29%
WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[5]	For the Year Ended August 31, 2021[5]	For the Year Ended August 31, 2020[5]
Net asset value, beginning of period	$50.25	$50.31	$50.24	$50.21	$50.23	$50.11
Investment Operations:
Net investment income (loss)[1]	1.13	2.70	2.37	0.56	(0.01)	0.48
Net realized and unrealized gain (loss)	0.10	(0.04)	(0.04)[6]	(0.24)	0.01	0.13
Total from investment operations	1.23	2.66	2.33	0.32	0.00[7]	0.61
Dividends and distributions to shareholders:
Net investment income	(1.14)	(2.72)	(2.26)	(0.29)	(0.01)	(0.49)
Capital gains	—	—	(0.00)[7]	(0.00)[7]	(0.01)	—
Total dividends and distributions to shareholders	(1.14)	(2.72)	(2.26)	0.29	(0.02)	(0.49)
Net asset value, end of period	$50.34	$50.25	$50.31	$50.24	$50.21	$50.23
TOTAL RETURN[2]	2.46%	5.41%	4.75%	0.63%	0.00%[8]	1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,791,247	$17,366,485	$18,055,898	$8,052,243	$1,086,455	$1,491,940
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.52%[3]	5.37%	4.71%	1.12%	(0.02)%	0.95%
Portfolio turnover rate[4]	79%	157%	167%	170%	147%	163%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

6The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

7Amount represents less than $0.005.

8Amount represents less than 0.005%.

See Notes to Financial Statements.

264    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$22.04	$21.29	$20.57	$22.19	$21.40	$23.13
Investment Operations:
Net investment income[1]	0.69	1.34	1.20	0.98	0.96	1.20
Net realized and unrealized gain (loss)	0.25	0.76	0.74	(1.65)	0.78	(1.73)
Net increase from payment by sub-adviser	—	—	—	—	0.01	—
Total from investment operations	0.94	2.10	1.94	(0.67)	1.75	(0.53)
Dividends to shareholders:
Net investment income	(0.69)	(1.35)	(1.22)	(0.95)	(0.96)	(1.20)
Net asset value, end of period	$22.29	$22.04	$21.29	$20.57	$22.19	$21.40
TOTAL RETURN[2]	4.32%	10.14%	9.74%	(3.11)%	8.33%[3]	(2.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$184,986	$147,644	$151,181	$183,042	$166,447	$128,377
Ratio to average net assets of:
Expenses	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	6.21%[4]	6.18%	5.77%	4.53%	4.40%	0.43%
Portfolio turnover rate[5]	34%	49%	21%	23%	40%	101	%[6],7
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[8]	For the Year Ended August 31, 2022[8]	For the Year Ended August 31, 2021[8]	For the Year Ended August 31, 2020[8]
Net asset value, beginning of period	$22.26	$22.19	$22.90	$23.41	$23.52	$23.85
Investment Operations:
Net investment income[1]	0.45	0.85	0.74	0.42	0.35	0.56
Net realized and unrealized gain (loss)	0.25	0.61	0.63	(0.51)	(0.03)	(0.30)
Total from investment operations	0.70	1.46	1.37	(0.09)	0.32	0.26
Dividends and distributions to shareholders:
Net investment income	(0.49)	(0.88)	(0.77)	(0.42)	(0.43)	(0.59)
Capital gains	—	(0.51)	(1.31)	—	—	—
Total dividends and distributions to shareholders	(0.49)	(1.39)	(2.08)	(0.42)	(0.43)	(0.59)
Net asset value, end of period	$22.47	$22.26	$22.19	$22.90	$23.41	$23.52
TOTAL RETURN[2]	3.17%	6.82%	6.35%	(0.39)%	1.34%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$130,308	$158,030	$200,830	$366,368	$215,330	$94,088
Ratio to average net assets of:
Expenses	0.23%[4]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	4.05%[4]	3.84%	3.34%	1.79%	1.47%	2.36%
Portfolio turnover rate[5]	58%	111%	171%	131%	81%	70%
Portfolio turnover rate excluding TBA roll transactions[5]	22%	57%	132%	42%	23%	33%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

7On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

8Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.
See Notes to Financial Statements.

WisdomTree Trust    265

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Mortgage Plus Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$44.60	$42.82	$45.57	$50.94	$51.64	$50.26
Investment Operations:
Net investment income[1]	0.95	1.60	1.21	0.50	0.45	0.66
Net realized and unrealized gain (loss)	(0.55)	1.68	(2.51)	(5.19)	0.06	1.55
Total from investment operations	0.40	3.28	(1.30)	(4.69)	0.51	2.21
Dividends and distributions to shareholders:
Net investment income	(1.01)	(1.50)	(1.45)	(0.68)	(0.88)	(0.83)
Capital gains	—	—	—	—	(0.35)	—
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(1.01)	(1.50)	(1.45)	(0.68)	(1.21)	(0.83)
Net asset value, end of period	$43.99	$44.60	$42.82	$45.57	$50.94	$51.64
TOTAL RETURN[2]	0.94%	7.87%	(2.87)%	(9.27)%	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$61,581	$53,525	$25,691	$36,458	$40,754	$30,986
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%[3]
Net investment income	4.38%[3]	3.72%	2.77%	1.02%	0.88%	1.64%[3]
Portfolio turnover rate[4]	81%	106%	93%	373%	430%	278%
Portfolio turnover rate excluding TBA roll transactions[4]	17%	23%	41%	19%	47%	70%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$49.54	$48.14	$49.64
Investment Operations:
Net investment income[1]	1.20	2.28	1.24
Net realized and unrealized gain (loss)	(0.59)	1.37	(1.54)
Total from investment operations	0.61	3.65	(0.30)
Dividends to shareholders:
Net investment income	(1.26)	(2.25)	(1.20)
Net asset value, end of period	$48.89	$49.54	$48.14
TOTAL RETURN[2]	1.27%	7.81%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,318,009	$1,353,536	$1,153,363
Ratio to average net assets of:
Expenses	0.15%[3]	0.15%	0.15%[3]
Net investment income	4.94%[3]	4.73%	4.51%[3]
Portfolio turnover rate[4]	17%	85%	57%
Portfolio turnover rate excluding TBA roll transactions[4]	16%	72%	53%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

266    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$44.23	$42.63	$44.46	$52.61	$53.93	$52.71
Investment Operations:
Net investment income[1]	0.96	1.82	1.49	0.96	0.85	1.28
Net realized and unrealized gain (loss)	(0.47)	1.62	(1.80)	(8.05)	(0.76)	1.38
Total from investment operations	0.49	3.44	(0.31)	(7.09)	0.09	2.66
Dividends and distributions to shareholders:
Net investment income	(0.98)	(1.84)	(1.52)	(1.04)	(1.14)	(1.44)
Capital gains	—	—	—	(0.02)	(0.27)	—
Total dividends and distributions to shareholders	(0.98)	(1.84)	(1.52)	(1.06)	(1.41)	(1.44)
Net asset value, end of period	$43.74	$44.23	$42.63	$44.46	$52.61	$53.93
TOTAL RETURN[2]	1.14%	8.28%	(0.66)%	(13.62)%	0.18%	5.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$896,578	$933,175	$899,548	$951,406	$1,089,075	$1,315,856
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%[4]	0.12%
Expenses, prior to expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income	4.44%[3]	4.24%	3.46%	1.97%	1.61%	2.43%
Portfolio turnover rate[5]	51%	83%	117%	293%	148%	88%
Portfolio turnover rate excluding TBA roll transactions[5]	25%	51%	50%	40%	41%	65%
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$47.76	$46.64	$47.32	$51.23	$51.60	$50.58
Investment Operations:
Net investment income[1]	1.09	1.78	1.19	0.49	0.50	1.19
Net realized and unrealized gain (loss)	(0.16)	1.24	(0.74)	(3.81)	(0.14)	1.05
Total from investment operations	0.93	3.02	0.45	(3.32)	0.36	2.24
Dividends and distributions to shareholders:
Net investment income	(1.13)	(1.90)	(1.13)	(0.53)	(0.51)	(1.22)
Capital gains	—	—	—	(0.06)	(0.22)	—
Total dividends and distributions to shareholders	(1.13)	(1.90)	(1.13)	(0.59)	(0.73)	(1.22)
Net asset value, end of period	$47.56	$47.76	$46.64	$47.32	$51.23	$51.60
TOTAL RETURN[2]	1.97%	6.62%	0.96%	(6.52)%	0.69%	4.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$42,806	$38,205	$97,944	$94,645	$199,802	$113,529
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.12%[4]	0.12%
Expenses, prior to expense waivers	0.12%[3]	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income	4.62%[3]	3.79%	2.54%	1.00%	0.97%	2.34%
Portfolio turnover rate[5]	66%	179%	124%	193%	224%	106%
Portfolio turnover rate excluding TBA roll transactions[5]	63%	114%	19%	21%	49%	46%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    267

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Alternative Income Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$19.09	$18.85	$20.39	$25.79	$24.96
Investment Operations:
Net investment income[1]	0.98	1.90	1.94	1.49	0.43
Net realized and unrealized gain (loss)	(0.37)	0.61	(1.15)	(4.82)	0.40
Total from investment operations	0.61	2.51	0.79	(3.33)	0.83
Dividends and distributions to shareholders:
Net investment income	(1.13)	(1.97)	(1.97)	(1.66)	—
Capital gains	—	—	—	(0.01)	—
Tax return of capital	—	(0.30)	(0.36)	(0.40)	—
Total dividends and distributions to shareholders	(1.13)	(2.27)	(2.33)	(2.07)	—
Net asset value, end of period	$18.57	$19.09	$18.85	$20.39	$25.79
TOTAL RETURN[2]	3.43%	14.54%	5.28%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,050	$20,233	$12,063	$10,193	$10,315
Ratio to average net assets of:
Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%[3]
Net investment income	10.75%[3]	10.30%	10.64%	6.35%	5.39%[3]
Portfolio turnover rate[4]	14%	33%	33%	52%	2%
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$36.33	$25.30	$20.89	$25.31
Investment Operations:
Net investment income[1]	0.25	0.40	0.34	0.13
Net realized and unrealized gain (loss)	5.73	11.24	4.24	(4.55)
Total from investment operations	5.98	11.64	4.58	(4.42)
Dividends to shareholders:
Net investment income	(2.65)	(0.61)	(0.17)	—
Net asset value, end of period	$39.66	$36.33	$25.30	$20.89
TOTAL RETURN[2]	16.80%	47.24%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,485	$39,965	$11,386	$3,133
Ratio to average net assets of:
Expenses	0.20%[3]	0.20%	0.20%	0.20%[3]
Net investment income	1.33%[3]	1.32%	1.46%	1.20%[3]
Portfolio turnover rate[4]	19%	30%	20%	12%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

268    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$32.98	$23.60	$18.90	$24.49
Investment Operations:
Net investment income[1]	0.17	0.43	0.38	0.26
Net realized and unrealized gain (loss)	4.45	10.79	4.65	(5.85)
Total from investment operations	4.62	11.22	5.03	(5.59)
Dividends to shareholders:
Net investment income	(2.69)	(1.84)	(0.33)	—
Net asset value, end of period	$34.91	$32.98	$23.60	$18.90
TOTAL RETURN[2]	14.05%	51.48%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,710	$9,895	$7,080	$6,616
Ratio to average net assets of:
Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]
Net investment income	1.02%[3]	1.72%	1.62%	1.40%[3]
Portfolio turnover rate[4]	12%	17%	16%	27%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation

See Notes to Financial Statements.

WisdomTree Trust    269

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	Post-Reorganization					Pre-Reorganization
	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50
Investment Operations:
Net investment income (loss)[1]	0.36	0.80	0.53	(0.01)	(0.08)	(0.03)	0.23
Net realized and unrealized gain (loss)	0.87	0.27[2]	(1.14)	2.66	3.46	(0.03)	1.07
Net increase from payment by sub-adviser	—	—	—	—	0.00[3]	0.00[3]	—
Total from investment operations	1.23	1.07	(0.61)	2.65	3.38	(0.06)	1.30
Dividends and distributions to shareholders:
Net investment income	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Capital gains	—	—	—	(0.00)[3]	—	—	—
Total dividends and distributions to shareholders	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Net asset value, end of period	$19.05	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80
TOTAL RETURN[4]	6.78%	6.18%	(2.56)%	12.81%	18.04%[5]	(0.32)%[5]	7.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$142,874	$124,708	$166,737	$296,724	$193,552	$99,333	$127,836
Ratio to average net assets of:
Expenses, net of expense waivers	0.54%[6]	0.55%[7]	0.55%[7]	0.55%[7]	0.55%[6,7]	0.75%[6]	0.75%
Expenses, prior to expense waivers	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[7]	0.55%[6,7]	0.85%[6]	0.85%
Net investment income (loss)	3.79%[6]	4.40%	2.87%	(0.06)%	(0.52)%[6]	(0.18)%[6]	1.30%
Portfolio turnover rate[8]	11%	42%[9]	0%	47%[9]	22%[9]	0%	0%

^     After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

1Based on average shares outstanding.

2The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3Amount represents less than $0.005.

4Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

6Annualized.

7Does not include expenses of the underlying investment companies in which the Fund invests.

8Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Enhanced Commodity Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

See Notes to Financial Statements.

270    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$35.77	$35.03	$34.72	$41.41	$35.31	$39.08
Investment Operations:
Net investment income (loss)[1]	0.68	1.55	1.02	(0.09)	(0.23)	0.17
Net realized and unrealized gain (loss)	(0.59)	0.85	0.96	(1.39)	6.50	(3.34)
Net increase from payment by sub-adviser	—	—	—	—	0.00[2]	—
Total from investment operations	0.09	2.40	1.98	(1.48)	6.27	(3.17)
Dividends to shareholders:
Net investment income	(1.25)	(1.66)	(1.67)	(5.21)	(0.17)	(0.60)
Net asset value, end of period	$34.61	$35.77	$35.03	$34.72	$41.41	$35.31
TOTAL RETURN[3]	0.21%	7.16%	6.00%	(3.91)%	17.83%[4]	(8.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$160,956	$207,447	$154,145	$140,599	$147,001	$112,993
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.64%[6]	0.65%	0.65%	0.65%	0.65%[7]	0.65%
Expenses, prior to expense waivers[5]	0.65%[6]	0.65%	0.65%	0.65%	0.68%	0.75%
Net investment income (loss)	3.88%[6]	4.35%	3.05%	(0.24)%	(0.60)%	0.46%
Portfolio turnover rate[8,9]	48%	37%	16%	7%	25%	97%
WisdomTree PutWrite Strategy Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[10]	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of period	$32.90	$31.87	$31.61	$32.79	$26.64	$27.45
Investment Operations:
Net investment income (loss)[1]	0.70	1.56	1.14	0.01	(0.11)	0.24
Net realized and unrealized gain (loss)	1.10	2.89	2.14	(1.19)	6.67	(0.63)
Total from investment operations	1.80	4.45	3.28	(1.18)	6.56	(0.39)
Dividends to shareholders:
Net investment income	(2.00)	(1.57)	(1.09)	—	(0.41)	(0.42)
Tax return of capital	—	(1.85)	(1.93)	—	—	—
Total dividends and distributions to shareholders	(2.00)	(3.42)	(3.02)	—	(0.41)	(0.42)
Net asset value, end of period	$32.70	$32.90	$31.87	$31.61	$32.79	$26.64
TOTAL RETURN[3]	5.51%	14.68%	11.06%	(3.60)%	24.87%	(1.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$233,784	$125,033	$98,797	$104,322	$63,940	$117,225
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.41%
Expenses, prior to expense waivers[5]	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income (loss)	4.26%[6]	4.83%	3.64%	0.02%	(0.38)%	0.90%
Portfolio turnover rate[8]	0%	32%	12%[10]	8%	18%	72%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Annualized.

7The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

8Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Enhanced Commodity Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

10The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree PutWrite Strategy Fund thereafter.

See Notes to Financial Statements.

WisdomTree Trust    271

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Target Range Fund	For the Six Months Ended February 28, 2025 (unaudited)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$24.65	$22.47	$21.99	$24.99
Investment Operations:
Net investment income (loss)[1]	0.34	0.73	0.53	(0.01)
Net realized and unrealized gain (loss)	(0.13)	2.48	0.05	(2.99)
Total from investment operations	0.21	3.21	0.58	(3.00)
Dividends and distributions to shareholders:
Net investment income	(0.36)	(1.03)	(0.10)	—
Capital gains	(0.52)	—	—	—
Total dividends and distributions to shareholders	(0.88)	—	—	—
Net asset value, end of period	$23.98	$24.65	$22.47	$21.99
TOTAL RETURN[2]	0.78%	14.74%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$53,957	$62,246	$64,046	$51,675
Ratio to average net assets of:
Expenses	0.70%[3]	0.70%	0.70%	0.70%[3]
Net investment income (loss)	2.78%[3]	3.19%	2.42%	(0.06)%[3]
Portfolio turnover rate[4]	0%	0%	5%	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3        Annualized.

4        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

272    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree 1-3 Year Laddered Treasury Fund (“1-3 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree 7-10 Year Laddered Treasury Fund (“7-10 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Alternative Income Fund (“Alternative Income Fund”)	May 6, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree PutWrite Strategy Fund (“PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
* Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the 1-3 Year Laddered Treasury Fund, 7-10 Year Laddered Treasury Fund, Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Alternative Income Fund, and PutWrite Strategy Fund, which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

WisdomTree Trust    273

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations),

274    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; (viii) option contracts valued at the mean of bid/ask prices; and (ix) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Option contracts generally are valued at the mean of bid/ask prices and are categorized as Level 2 on the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate for option contracts not valued at the mean of bid/ask prices (i.e., Level 2 of the fair value hierarchy) or option contracts not valued at the last sale price or official closing price on the exchange on which they are principally traded (i.e., Level 1 of the fair value hierarchy). Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

WisdomTree Trust    275

Notes to Financial Statements (unaudited) (continued)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended February 28, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal period ended February 28, 2025 and open positions in such derivatives as of February 28, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. The Fund’s derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at February 28, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At February 28, 2025, no event occurred that triggered a credit-risk-related contingent feature.

As of February 28, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$963,091	Unrealized depreciation on foreign currency contracts	$2,302,329
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	50,010	Unrealized depreciation on foreign currency contracts	23,740
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	124,429	Unrealized depreciation on futures contracts*	126,802
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	50,060	Unrealized depreciation on foreign currency contracts	11,301
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	4,355	Unrealized depreciation on futures contracts*	1,352,023
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,604,632
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	47,333	Unrealized depreciation on futures contracts*	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	2,559,920	Unrealized depreciation on futures contracts*	989,303

276    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)
Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	$45,933	Unrealized depreciation on futures contracts*	$5,266
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	562,890	Unrealized depreciation on futures contracts*	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	165,265	Unrealized depreciation on futures contracts*	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	5,987,843	Unrealized depreciation on futures contracts*	3,277,602
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	749,839	Unrealized depreciation on futures contracts*	999,403
Equity risk	Unrealized appreciation on futures contracts*	877,558	Unrealized depreciation on futures contracts*	2,019,415
Foreign currency risk	Unrealized appreciation on futures contracts*	217,470	Unrealized depreciation on futures contracts*	—
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	391,169
PutWrite Strategy Fund
Equity risk			Written options, at value	8,024,545
Target Range Fund
Equity risk	Purchased options, at value**	11,271,370	Written options, at value	1,164,171

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 281 for additional information regarding balance sheet location of balances associated with futures contracts.

**   Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the six months ended February 28, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$ 8,006,054	$ 1,756,004
Emerging Currency Strategy Fund
Foreign currency risk	(471)	(151,926)
Emerging Markets Corporate Bond Fund
Interest rate risk	(36,515)	(8,420)
Emerging Markets Local Debt Fund
Foreign currency risk	93,500	125,773
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	3,488,523	(1,833,140)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	6,332,812	(2,398,095)
Mortgage Plus Bond Fund
Interest rate risk	(69,825)	58,115
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	(3,891,443)	2,259,790
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	(113,390)	53,272

WisdomTree Trust    277

Notes to Financial Statements (unaudited) (continued)
Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	$3,975,540	$(70,840)
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	831,825	24,925
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	(788,500)	6,550,828
Managed Futures Strategy Fund (consolidated)
Commodity risk	(4,180,000)	654,431
Equity risk	5,020,254	(4,609,574)
Foreign currency risk	780,295	(100,155)
Interest rate risk	(2,365,093)	(126,388)
PutWrite Strategy Fund
Equity risk	7,005,972	(4,079,037)
Target Range Fund
Equity risk	1,954,238	(2,396,835)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Commodity risk	Net realized gain (loss) from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions

Net realized gain (loss) from written options

Net realized gain (loss) from futures contracts

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions

Net increase (decrease) in unrealized appreciation/depreciation from written options

Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months ended February 28, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$169,635,912	$409,225,881	$—	$—	$—	$—
Emerging Currency Strategy Fund
Foreign currency risk	7,281,180	94,020	—	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate risk	—	—	12,401,729	10,253,373	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	6,705,497	3,852,393	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	3,108,556	145,021,335	—	—

278    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	$—	$—	$—	$174,415,940	$—	$—
Mortgage Plus Bond Fund
Interest rate risk	—	—	3,571,576	206,201	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	150,156,816	86,077,605	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	4,594,257	1,610,145	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	42,218,240	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Foreign currency risk	10,165	—	—	—	—	—
Commodity risk	—	—	12,458,719	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	157,537,696	24,110,398	—	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	30,322,878	33,491,225	—	—
Equity risk	—	—	60,831,600	—	—	—
Foreign currency risk	—	—	18,020,619	—	—	—
Interest rate risk	—	—	19,721,909	6,995,031	—	—
PutWrite Strategy Fund
Equity risk	—	—	—	—	—	164,280,914
Target Range Fund
Equity risk	—	—	—	—	49,802,300	67,390,214

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends or interest are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends” or “Less: Foreign withholding taxes on interest”, respectively, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

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In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of February 28, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” or “Foreign withholding taxes on interest” and foreign tax reclaims recorded, but not yet received as of February 28, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

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Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Corporate Bond Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities and digital assets consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, digital assets, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation

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margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for future contracts”, or “Foreign currency deposits due to broker for futures contracts”, as applicable. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The PutWrite Strategy Fund utilized option contracts by purchasing and writing put options on the SPDR® S&P 500 ETF Trust and/or S&P 500 Index. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large-and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The PutWrite Strategy Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or by having the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2025, the maximum payout for written put options for the PutWrite Strategy Fund was $245,173,000. The Target Range Fund employs a “call spread” strategy which involves purchasing call options on each Underlying ETF that are 15% in-the-money and selling (i.e., writing) call options that are 15% out-of-the-money. If the Underlying ETF share

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price declines, the potential loss on the Target Range Fund’s call spread strategy is limited to the premiums paid on call options purchased minus any premiums received from writing call options. At February 28, 2025, the total premiums paid on purchased call options minus premiums received on written call options for the Target Range Fund was $9,934,342.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the PutWrite Strategy Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

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The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$963,091	$(200,407)	$—	$762,684	$2,302,329	$(200,407)	$—	$2,101,922
Emerging Currency Strategy Fund
Repurchase Agreement	2,140,000	—	(2,140,000)[1]	—	—	—	—	—
Foreign Currency Contracts	50,010	(22,876)	—	27,134	23,740	(22,876)	—	864
Bianco Total Return Fund
Securities Lending	4,999,261	—	(4,999,261)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	2,264,133	—	(2,264,133)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Securities Lending	85,975	—	(85,975)[1]	—	—	—	—	—
Repurchase Agreement	2,380,000	—	(2,380,000)[1]	—	—	—	—	—
Foreign Currency Contracts	50,060	—	—	50,060	11,301	—	—	11,301
Interest Rate Hedged High Yield Bond Fund
Securities Lending	15,768,311	—	(15,768,311)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Repurchase Agreement	50,000	—	(50,000)[1]	—	—	—	—	—
Securities Lending	2,697,255	—	(2,697,255)[1]	—	—	—	—	—
Voya Yield Enhanced USD Universal Bond Fund
Securities Lending	27,301,270	—	(27,301,270)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Repurchase Agreement	19,070,000	—	(19,070,000)[1]	—	—	—	—	—
Securities Lending	13,793,469	—	(13,793,469)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	651,791	—	(651,791)[1]	—	—	—	—	—
Alternative Income Fund
Securities Lending	3,875,709	—	(3,875,709)[1]	—	—	—	—	—
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Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Efficient Gold Plus Equity Strategy Fund (consolidated)
Securities Lending	$198,192	$—	$(198,192)[1]	$—	$—	$—	$—	$—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	109,495	—	(109,495)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

WisdomTree Trust    285

Notes to Financial Statements (unaudited) (continued)

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”) and Managed Futures Strategy Fund (“WTMF”) do not invest in bitcoin directly but each may invest up to 10% of their net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “Bitcoin ETP”) and bitcoin futures contracts. GCC and WTMF may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a Bitcoin ETP sponsored by an affiliate of the Adviser. GCC and WTMF may also invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC and WTMF do not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC and WTMF.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”) and Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, PutWrite Strategy Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”). Mellon, Voya and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

286    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate	Advisory Fee Waiver	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
1-3 Year Laddered Treasury Fund	0.15%	—	—
7-10 Year Laddered Treasury Fund	0.15%	—	—
Bianco Total Return Fund	0.50%	(0.03)%[1]	December 31, 2025
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Floating Rate Treasury Fund	0.15%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Mortgage Plus Bond Fund	0.45%	—	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	—	—
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—	—
Alternative Income Fund	0.50%	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	—	—
Managed Futures Strategy Fund (consolidated)	0.65%	—	—
PutWrite Strategy Fund	0.44%	—	—
Target Range Fund	0.70%	—	—

1WTAM has contractually agreed, through the expiration date listed, to reduce the Fund’s advisory fee in an amount equal to the advisory fee paid to it by any WisdomTree Fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WTAM. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended February 28, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 28, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At February 28, 2025		For the Six Months Ended February 28, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Dollar Bullish Fund	105	$2,903	$115
Emerging Markets Local Debt Fund	124	3,222	92
Floating Rate Treasury Fund	1,204,445	60,655,850	1,319,382
Interest Rate Hedged High Yield Bond Fund	93	2,073	80
Mortgage Plus Bond Fund	29,695	1,308,065	29,952
Yield Enhanced U.S. Aggregate Bond Fund	2,098	91,767	2,049
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	157	7,468	182
Enhanced Commodity Strategy Fund	260	4,963	172
Managed Futures Strategy Fund	395	13,718	483
PutWrite Strategy Fund	196	6,425	390
Target Range Fund	65	1,556	57

WisdomTree Trust    287

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% - 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of February 28, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of February 28, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended February 28, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$ 13,109,120	$ 6,805,805	$ —	$ —	$ —	$ —
Emerging Currency Strategy Fund	—	40,250	—	—	—	—
1-3 Year Laddered Treasury Fund	—	—	2,901,114	2,878,731	6,477,746	—
7-10 Year Laddered Treasury Fund	—	—	659,178	671,865	1,028,156	957,262
Bianco Total Return Fund	29,062,142	29,039,423	—	—	46,777,038	—
Emerging Markets Corporate Bond Fund	76,843,978	78,357,527	—	—	6,511,447	—
Emerging Markets Local Debt Fund	12,624,624	4,355,834	—	—	1,631,265	15,978,542
Floating Rate Treasury Fund	—	—	13,369,690,752	13,368,729,566	3,545,669,138	3,138,062,949
Interest Rate Hedged High Yield Bond Fund	59,783,579	53,339,936	—	—	30,741,546	114,715
Interest Rate Hedged U.S. Aggregate Bond Fund	21,572,243	6,490,408	57,862,259	80,017,524	33,437,013	52,551,933
Mortgage Plus Bond Fund	2,338,640	3,279,413	51,108,554	44,721,436	—	—
Voya Yield Enhanced USD Universal Bond Fund	79,565,337	79,325,657	144,977,056	167,868,396	37,190,363	55,948,589
Yield Enhanced U.S. Aggregate Bond Fund	166,216,161	207,776,118	283,104,095	245,054,163	75,570,742	107,529,004
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	16,073,132	16,046,133	10,130,125	7,753,094	4,665,732	3,519,092
Alternative Income Fund	4,964,457	4,647,587	—	—	38,218,393	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	9,707,195	8,478,846	—	—	17,753,663	5,031,280
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	1,407,506	1,458,822	—	—	7,890,601	2,421,145
Enhanced Commodity Strategy Fund (consolidated)	2,076,939	1,274,171	—	—	—	—
Managed Futures Strategy Fund (consolidated)	5,878,768	8,070,164	—	—	—	—
PutWrite Strategy Fund	5,235,374	—	—	—	—	—
Target Range Fund	—	—	—	—	—	—

288    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At February 28, 2025, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$348,349,613	$96,752	$(1,949)	$94,803	$39,835	$(48,367)	$(8,532)	$86,271
Emerging Currency Strategy Fund	6,927,505	1,956	—	1,956	4,525	(16,507)	(11,982)	(10,026)
1-3 Year Laddered Treasury Fund	8,504,357	20,647	(738)	19,909	—	—	—	19,909
7-10 Year Laddered Treasury Fund	3,057,819	—	(49,726)	(49,726)	—	—	—	(49,726)
Bianco Total Return Fund	58,378,978	615,688	(58,948)	556,740	—	—	—	556,740
Emerging Markets Corporate Bond Fund	73,063,267	1,405,622	(1,151,785)	253,837	—	—	—	253,837
Emerging Markets Local Debt Fund	68,395,983	818,802	(8,657,636)	(7,838,834)	83	(8,086)	(8,003)	(7,846,837)
Floating Rate Treasury Fund	17,715,923,441	18,554,278	(2,035,486)	16,518,792	—	—	—	16,518,792
Interest Rate Hedged High Yield Bond Fund	189,476,277	2,854,388	(1,702,174)	1,152,214	—	—	—	1,152,214
Interest Rate Hedged U.S. Aggregate Bond Fund	135,697,743	1,009,543	(4,744,825)	(3,735,282)	—	(2,580)	(2,580)	(3,737,862)
Mortgage Plus Bond Fund	65,094,378	917,454	(1,911,777)	(994,323)	—	—	—	(994,323)
Voya Yield Enhanced USD Universal Bond Fund	1,323,313,344	19,510,049	(12,843,979)	6,666,070	—	—	—	6,666,070
Yield Enhanced U.S. Aggregate Bond Fund	943,949,165	8,320,338	(32,056,681)	(23,736,343)	—	(61,455)	(61,455)	(23,797,798)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	43,024,780	425,419	(94,366)	331,053	—	—	—	331,053
Alternative Income Fund	61,093,612	2,749,819	(2,370,816)	379,003	—	—	—	379,003
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	48,273,307	12,071,713	(901,951)	11,169,762	—	—	—	11,169,762
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	14,134,356	2,576,636	(1,008,029)	1,568,607	—	—	—	1,568,607
Enhanced Commodity Strategy Fund (consolidated)[2]	131,859,160	8,274,374	—	8,274,374	—	—	—	8,274,374
Managed Futures Strategy Fund (consolidated)[2]	142,446,374	11,706,300	—	11,706,300	—	—	—	11,706,300
PutWrite Strategy Fund	244,763,005	77,259	(805)	76,454	—	(3,081,566)	(3,081,566)	(3,005,112)
Target Range Fund	51,901,008	443,503	(813,000)	(369,497)	561,477	(11,887)	549,590	180,093

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities

WisdomTree Trust    289

Notes to Financial Statements (unaudited) (concluded)

held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SUBSEQUENT EVENTS

Effective April 4, 2025, the WisdomTree PutWrite Strategy Fund was renamed the WisdomTree Equity Premium Income Fund and the ticker symbol for the Fund changed from PUTW to WTPI.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

290    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	203,613
Phillip G. Goff	185,102
Joel Goldberg	212,868
Toni Massaro	194,357
Robert E. Plaze	185,102
Melinda A. Raso Kirstein	203,613
Victor Ugolyn	277,653

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”), Voya Investment Management Co. LLC (“Voya”) and Newton Investment Management North America, LLC (“Newton” and, together with Mellon and Voya, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive

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Additional Information (unaudited) (continued)

responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

292    WisdomTree Trust

Additional Information (unaudited) (concluded)

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust    293

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GCC and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

appendix A

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”), Voya Investment Management Co. LLC (“Voya”) and Newton Investment Management North America, LLC (“Newton” and, together with Mellon and Voya, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*   *   *   *   *   *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 6, 2025